UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04681
Name of Registrant: Vanguard Bond Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard Short-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.6%)
U.S. Government Securities (60.0%)
United States Treasury Note/Bond	0.875%	4/15/19	267,320	263,813
United States Treasury Note/Bond	1.250%	4/30/19	122,911	121,720
United States Treasury Note/Bond	1.625%	4/30/19	378,699	376,510
United States Treasury Note/Bond	0.875%	5/15/19	345,105	340,142
United States Treasury Note/Bond	3.125%	5/15/19	2,625	2,652
United States Treasury Note/Bond	1.125%	5/31/19	800	790
United States Treasury Note/Bond	1.250%	5/31/19	190,361	188,339
United States Treasury Note/Bond	1.500%	5/31/19	382,425	379,438
United States Treasury Note/Bond	0.875%	6/15/19	113,612	111,854
United States Treasury Note/Bond	1.000%	6/30/19	11,705	11,531
United States Treasury Note/Bond	1.250%	6/30/19	134,466	132,912
United States Treasury Note/Bond	1.625%	6/30/19	383,139	380,503
United States Treasury Note/Bond	0.750%	7/15/19	24,123	23,682
United States Treasury Note/Bond	0.875%	7/31/19	63,239	62,152
United States Treasury Note/Bond	1.375%	7/31/19	188,809	186,774
United States Treasury Note/Bond	1.625%	7/31/19	309,561	307,239
United States Treasury Note/Bond	0.750%	8/15/19	215,332	211,127
United States Treasury Note/Bond	3.625%	8/15/19	1,190	1,212
United States Treasury Note/Bond	8.125%	8/15/19	180	194
United States Treasury Note/Bond	1.000%	8/31/19	13,245	13,019
United States Treasury Note/Bond	1.250%	8/31/19	46,000	45,382
United States Treasury Note/Bond	1.625%	8/31/19	511,191	506,958
United States Treasury Note/Bond	0.875%	9/15/19	258,280	253,275
United States Treasury Note/Bond	1.000%	9/30/19	10,750	10,559
United States Treasury Note/Bond	1.375%	9/30/19	25,477	25,151
United States Treasury Note/Bond	1.750%	9/30/19	406,596	403,738
United States Treasury Note/Bond	1.000%	10/15/19	258,275	253,512
United States Treasury Note/Bond	1.250%	10/31/19	675	665
United States Treasury Note/Bond	1.500%	10/31/19	487,273	481,640
United States Treasury Note/Bond	1.000%	11/15/19	26,550	26,027
United States Treasury Note/Bond	3.375%	11/15/19	46,927	47,763
United States Treasury Note/Bond	1.500%	11/30/19	905,019	893,987
United States Treasury Note/Bond	1.750%	11/30/19	3,070	3,045
United States Treasury Note/Bond	1.375%	12/15/19	208,970	205,869
United States Treasury Note/Bond	1.125%	12/31/19	33,950	33,297
United States Treasury Note/Bond	1.625%	12/31/19	220,449	218,073
United States Treasury Note/Bond	1.875%	12/31/19	32,186	31,975
United States Treasury Note/Bond	1.375%	1/15/20	95,405	93,929
United States Treasury Note/Bond	1.250%	1/31/20	374,467	367,622
United States Treasury Note/Bond	1.375%	1/31/20	28,790	28,336
United States Treasury Note/Bond	2.000%	1/31/20	76,531	76,172
United States Treasury Note/Bond	1.375%	2/15/20	178,313	175,361
United States Treasury Note/Bond	3.625%	2/15/20	76,900	78,786
United States Treasury Note/Bond	1.250%	2/29/20	935	917
United States Treasury Note/Bond	1.375%	2/29/20	540,182	531,064
United States Treasury Note/Bond	2.250%	2/29/20	162,825	162,748
United States Treasury Note/Bond	1.625%	3/15/20	208,980	206,334
United States Treasury Note/Bond	1.125%	3/31/20	15,750	15,391
United States Treasury Note/Bond	1.375%	3/31/20	625,013	613,782

United States Treasury Note/Bond	2.250%	3/31/20	175,230	175,176
United States Treasury Note/Bond	1.500%	4/15/20	293,296	288,621
United States Treasury Note/Bond	1.125%	4/30/20	835	815
United States Treasury Note/Bond	1.375%	4/30/20	314,470	308,523
United States Treasury Note/Bond	1.500%	5/15/20	340,461	334,769
United States Treasury Note/Bond	3.500%	5/15/20	1,495	1,531
United States Treasury Note/Bond	8.750%	5/15/20	160	182
United States Treasury Note/Bond	1.375%	5/31/20	975	956
United States Treasury Note/Bond	1.500%	5/31/20	395,312	388,457
United States Treasury Note/Bond	1.500%	6/15/20	78,982	77,587
United States Treasury Note/Bond	1.625%	6/30/20	277,165	272,922
United States Treasury Note/Bond	1.875%	6/30/20	600	594
United States Treasury Note/Bond	1.500%	7/15/20	288,805	283,436
United States Treasury Note/Bond	1.625%	7/31/20	575,534	566,360
United States Treasury Note/Bond	2.000%	7/31/20	5,225	5,187
United States Treasury Note/Bond	1.500%	8/15/20	126,412	124,003
United States Treasury Note/Bond	2.625%	8/15/20	1,560	1,570
United States Treasury Note/Bond	8.750%	8/15/20	250	287
United States Treasury Note/Bond	1.375%	8/31/20	1,001,365	978,364
United States Treasury Note/Bond	2.125%	8/31/20	28,973	28,819
United States Treasury Note/Bond	1.375%	9/15/20	82,790	80,888
United States Treasury Note/Bond	1.375%	9/30/20	442,932	432,342
United States Treasury Note/Bond	2.000%	9/30/20	10,508	10,419
United States Treasury Note/Bond	1.625%	10/15/20	141,901	139,330
United States Treasury Note/Bond	1.375%	10/31/20	541,106	527,746
United States Treasury Note/Bond	1.750%	10/31/20	103,820	102,214
United States Treasury Note/Bond	1.750%	11/15/20	191,259	188,300
United States Treasury Note/Bond	2.625%	11/15/20	2,555	2,571
United States Treasury Note/Bond	1.625%	11/30/20	627,760	615,694
United States Treasury Note/Bond	2.000%	11/30/20	8,760	8,677
United States Treasury Note/Bond	1.875%	12/15/20	372,925	368,088
United States Treasury Note/Bond	1.750%	12/31/20	228,269	224,489
United States Treasury Note/Bond	2.375%	12/31/20	5,070	5,070
United States Treasury Note/Bond	2.000%	1/15/21	169,930	168,204
United States Treasury Note/Bond	1.375%	1/31/21	256,574	249,477
United States Treasury Note/Bond	2.125%	1/31/21	7,250	7,197
United States Treasury Note/Bond	2.250%	2/15/21	176,197	175,482
United States Treasury Note/Bond	3.625%	2/15/21	1,493	1,544
United States Treasury Note/Bond	7.875%	2/15/21	250	288
United States Treasury Note/Bond	1.125%	2/28/21	379,402	365,827
United States Treasury Note/Bond	2.000%	2/28/21	75,350	74,502
United States Treasury Note/Bond	2.375%	3/15/21	250,129	250,011
United States Treasury Note/Bond	1.250%	3/31/21	587,351	567,804
United States Treasury Note/Bond	2.250%	3/31/21	775	772
United States Treasury Note/Bond	1.375%	4/30/21	218,407	211,684
United States Treasury Note/Bond	2.250%	4/30/21	950	945
United States Treasury Note/Bond	3.125%	5/15/21	1,380	1,409
United States Treasury Note/Bond	8.125%	5/15/21	190	222
United States Treasury Note/Bond	1.375%	5/31/21	613,845	594,085
United States Treasury Note/Bond	2.000%	5/31/21	1,100	1,085
United States Treasury Note/Bond	1.125%	6/30/21	549,223	526,826
United States Treasury Note/Bond	2.125%	6/30/21	1,150	1,139
United States Treasury Note/Bond	1.125%	7/31/21	253,355	242,666
United States Treasury Note/Bond	2.250%	7/31/21	1,350	1,341
United States Treasury Note/Bond	2.125%	8/15/21	120,173	118,840
United States Treasury Note/Bond	1.125%	8/31/21	653,088	624,619
United States Treasury Note/Bond	2.000%	8/31/21	16,209	15,963

United States Treasury Note/Bond	1.125%	9/30/21	635,263	606,676
United States Treasury Note/Bond	2.125%	9/30/21	31,400	31,042
United States Treasury Note/Bond	1.250%	10/31/21	997,796	956,168
United States Treasury Note/Bond	2.000%	10/31/21	18,630	18,327
United States Treasury Note/Bond	2.000%	11/15/21	21,575	21,221
United States Treasury Note/Bond	1.750%	11/30/21	312,639	304,629
United States Treasury Note/Bond	1.875%	11/30/21	1,069	1,047
United States Treasury Note/Bond	2.000%	12/31/21	264,378	259,669
United States Treasury Note/Bond	2.125%	12/31/21	1,450	1,431
United States Treasury Note/Bond	1.500%	1/31/22	69,500	66,959
United States Treasury Note/Bond	1.875%	1/31/22	636,005	621,498
United States Treasury Note/Bond	2.000%	2/15/22	169,513	166,494
United States Treasury Note/Bond	1.750%	2/28/22	201,961	196,344
United States Treasury Note/Bond	1.875%	2/28/22	79,660	77,793
United States Treasury Note/Bond	1.750%	3/31/22	229,242	222,722
United States Treasury Note/Bond	1.875%	3/31/22	444,170	433,412
United States Treasury Note/Bond	1.750%	4/30/22	392,640	381,045
United States Treasury Note/Bond	1.875%	4/30/22	132,760	129,420
United States Treasury Note/Bond	1.750%	5/15/22	217,660	211,165
United States Treasury Note/Bond	1.750%	5/31/22	468,287	454,093
United States Treasury Note/Bond	1.750%	6/30/22	119,680	115,940
United States Treasury Note/Bond	2.125%	6/30/22	54,730	53,849
United States Treasury Note/Bond	1.875%	7/31/22	258,294	251,271
United States Treasury Note/Bond	2.000%	7/31/22	145,520	142,383
United States Treasury Note/Bond	1.625%	8/15/22	82,447	79,368
United States Treasury Note/Bond	1.625%	8/31/22	625,501	601,657
United States Treasury Note/Bond	1.875%	8/31/22	269,117	261,716
United States Treasury Note/Bond	1.750%	9/30/22	86,085	83,180
United States Treasury Note/Bond	1.875%	9/30/22	193,712	188,203
United States Treasury Note/Bond	1.875%	10/31/22	915	889
United States Treasury Note/Bond	2.000%	10/31/22	222,285	217,006
United States Treasury Note/Bond	1.625%	11/15/22	161,143	154,647
United States Treasury Note/Bond	2.000%	11/30/22	493,160	481,215
United States Treasury Note/Bond	2.125%	12/31/22	473,977	464,720
United States Treasury Note/Bond	1.750%	1/31/23	29,330	28,239
United States Treasury Note/Bond	2.375%	1/31/23	513,593	509,181
United States Treasury Note/Bond	1.500%	2/28/23	129,510	123,115
United States Treasury Note/Bond	2.625%	2/28/23	608,013	609,630
United States Treasury Note/Bond	1.500%	3/31/23	166,205	157,817
United States Treasury Note/Bond	2.500%	3/31/23	500,000	498,280
United States Treasury Note/Bond	1.625%	4/30/23	69,135	65,970
United States Treasury Note/Bond	1.750%	5/15/23	180,000	172,744
				30,075,055
Agency Bonds and Notes (3.6%)
1 AID-Iraq	2.149%	1/18/22	9,755	9,589
1 AID-Jordan	1.945%	6/23/19	5,600	5,565
1 AID-Jordan	2.503%	10/30/20	7,250	7,220
1 AID-Jordan	2.578%	6/30/22	3,200	3,169
1 AID-Tunisia	2.452%	7/24/21	2,175	2,160
1 AID-Tunisia	1.416%	8/5/21	4,885	4,704
1 AID-Ukraine	1.844%	5/16/19	3,400	3,390
1 AID-Ukraine	1.847%	5/29/20	6,000	5,905
1 AID-Ukraine	1.471%	9/29/21	10,305	9,876
2 Federal Farm Credit Banks	5.150%	11/15/19	7,621	7,966
2 Federal Farm Credit Banks	2.375%	3/27/20	5,000	5,004
2 Federal Farm Credit Banks	1.680%	10/13/20	7,650	7,512
2 Federal Home Loan Banks	5.375%	5/15/19	11,920	12,335

2	Federal Home Loan Banks	1.125%	6/21/19	63,380	62,552
2	Federal Home Loan Banks	0.875%	8/5/19	20,250	19,885
2	Federal Home Loan Banks	5.125%	8/15/19	7,350	7,633
2	Federal Home Loan Banks	1.000%	9/26/19	20,800	20,421
2	Federal Home Loan Banks	1.500%	10/21/19	67,250	66,458
2	Federal Home Loan Banks	1.375%	11/15/19	39,475	38,906
2	Federal Home Loan Banks	1.250%	12/13/19	8,875	8,720
2	Federal Home Loan Banks	4.125%	12/13/19	250	257
2	Federal Home Loan Banks	2.125%	2/11/20	40,375	40,220
2	Federal Home Loan Banks	1.875%	3/13/20	16,775	16,628
2	Federal Home Loan Banks	4.125%	3/13/20	40,670	42,047
2	Federal Home Loan Banks	2.375%	3/30/20	27,170	27,190
2	Federal Home Loan Banks	1.750%	6/12/20	1,300	1,283
2	Federal Home Loan Banks	3.375%	6/12/20	7,025	7,174
2	Federal Home Loan Banks	1.375%	9/28/20	18,250	17,798
2	Federal Home Loan Banks	5.250%	12/11/20	3,400	3,648
2	Federal Home Loan Banks	1.375%	2/18/21	18,000	17,465
2	Federal Home Loan Banks	5.625%	6/11/21	13,465	14,751
2	Federal Home Loan Banks	1.125%	7/14/21	19,600	18,755
2	Federal Home Loan Banks	1.875%	11/29/21	52,600	51,400
2	Federal Home Loan Banks	2.125%	3/10/23	8,950	8,726
3	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	20,000	19,782
3	Federal Home Loan Mortgage Corp.	1.750%	5/30/19	27,505	27,362
3	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	25,400	24,963
3	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	120,860	119,041
3	Federal Home Loan Mortgage Corp.	1.500%	1/17/20	55,740	54,946
3	Federal Home Loan Mortgage Corp.	1.375%	4/20/20	19,102	18,729
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	33,103	32,441
3	Federal Home Loan Mortgage Corp.	1.625%	9/29/20	9,000	8,831
3	Federal Home Loan Mortgage Corp.	1.875%	11/17/20	35,320	34,832
3	Federal Home Loan Mortgage Corp.	2.375%	2/16/21	35,000	34,926
3	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	19,000	18,150
3	Federal Home Loan Mortgage Corp.	2.375%	1/13/22	113,630	112,829
3	Federal National Mortgage Assn.	1.750%	6/20/19	45,155	44,903
3	Federal National Mortgage Assn.	0.875%	8/2/19	69,470	68,225
3	Federal National Mortgage Assn.	1.000%	8/28/19	53,000	52,091
3	Federal National Mortgage Assn.	1.750%	9/12/19	35,250	34,998
3	Federal National Mortgage Assn.	0.000%	10/9/19	47,300	45,612
3	Federal National Mortgage Assn.	1.000%	10/24/19	20,500	20,101
3	Federal National Mortgage Assn.	1.750%	11/26/19	23,150	22,950
3	Federal National Mortgage Assn.	1.625%	1/21/20	22,750	22,474
3,4 Federal National Mortgage Assn.		1.700%	1/27/20	300	296
3	Federal National Mortgage Assn.	1.500%	2/28/20	13,282	13,076
3	Federal National Mortgage Assn.	1.500%	6/22/20	114,065	111,914
3	Federal National Mortgage Assn.	1.500%	7/30/20	13,000	12,738
3	Federal National Mortgage Assn.	1.500%	11/30/20	27,880	27,221
3	Federal National Mortgage Assn.	1.875%	12/28/20	28,850	28,427
3	Federal National Mortgage Assn.	1.375%	2/26/21	21,400	20,759
3	Federal National Mortgage Assn.	1.250%	5/6/21	250	241
3	Federal National Mortgage Assn.	1.250%	8/17/21	30,500	29,253
3	Federal National Mortgage Assn.	1.375%	10/7/21	40,100	38,550
3	Federal National Mortgage Assn.	2.000%	1/5/22	40,700	39,871
3	Federal National Mortgage Assn.	1.875%	4/5/22	1,070	1,042
3	Federal National Mortgage Assn.	2.000%	10/5/22	26,250	25,569
3	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,901
2	Financing Corp.	8.600%	9/26/19	1,810	1,975
	Private Export Funding Corp.	1.450%	8/15/19	1,000	987

	Private Export Funding Corp.	2.300%	9/15/20	6,650	6,615
	Private Export Funding Corp.	4.300%	12/15/21	9,940	10,513
	Private Export Funding Corp.	2.800%	5/15/22	3,725	3,742
	Private Export Funding Corp.	2.050%	11/15/22	10,276	9,964
	Resolution Funding Corp.	8.625%	1/15/21	850	989
2	Tennessee Valley Authority	2.250%	3/15/20	7,875	7,853
2	Tennessee Valley Authority	3.875%	2/15/21	6,100	6,332
2	Tennessee Valley Authority	1.875%	8/15/22	8,175	7,927
					1,819,253
Total U.S. Government and Agency Obligations (Cost $32,511,274)					31,894,308
Corporate Bonds (27.4%)
Finance (11.3%)
	Banking (9.3%)
	American Express Co.	8.125%	5/20/19	495	525
	American Express Co.	2.200%	10/30/20	12,850	12,659
	American Express Co.	2.500%	8/1/22	13,761	13,232
	American Express Co.	2.650%	12/2/22	5,048	4,868
	American Express Co.	3.400%	2/27/23	6,000	5,975
	American Express Credit Corp.	1.875%	5/3/19	18,325	18,200
	American Express Credit Corp.	2.250%	8/15/19	1,525	1,518
	American Express Credit Corp.	1.700%	10/30/19	1,610	1,587
	American Express Credit Corp.	2.200%	3/3/20	10,750	10,660
	American Express Credit Corp.	2.375%	5/26/20	16,685	16,517
	American Express Credit Corp.	2.600%	9/14/20	9,327	9,241
	American Express Credit Corp.	2.250%	5/5/21	26,710	25,953
	American Express Credit Corp.	2.700%	3/3/22	13,100	12,811
	Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	4,750	4,721
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	10,400	10,247
	Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	6,000	5,942
	Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	7,000	6,845
	Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,000	7,846
	Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	6,375	6,307
	Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,750	7,560
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,861
	Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	9,000	8,769
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,000	7,763
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	10,625	10,564
	Banco Santander SA	3.500%	4/11/22	2,793	2,780
	Banco Santander SA	3.125%	2/23/23	5,600	5,434
	Bancolombia SA	5.950%	6/3/21	6,120	6,490
	Bank of America Corp.	2.650%	4/1/19	16,397	16,388
	Bank of America Corp.	7.625%	6/1/19	2	2
	Bank of America Corp.	2.250%	4/21/20	15,740	15,484
	Bank of America Corp.	2.625%	10/19/20	19,718	19,536
	Bank of America Corp.	2.625%	4/19/21	13,751	13,542
4	Bank of America Corp.	2.369%	7/21/21	20,718	20,370
4	Bank of America Corp.	2.328%	10/1/21	15,000	14,667
4	Bank of America Corp.	2.738%	1/23/22	3,790	3,729
	Bank of America Corp.	2.503%	10/21/22	14,454	13,866
	Bank of America Corp.	3.300%	1/11/23	34,710	34,562
4	Bank of America Corp.	3.124%	1/20/23	10,825	10,716
4	Bank of America Corp.	2.881%	4/24/23	14,225	13,928
4	Bank of America Corp.	2.816%	7/21/23	15,000	14,601
4,5 Bank of America Corp.		3.004%	12/20/23	85,532	83,572
4	Bank of America Corp.	3.550%	3/5/24	22,000	22,051
	Bank of Montreal	1.500%	7/18/19	7,625	7,515

Bank of Montreal	2.100%	12/12/19	6,250	6,189
Bank of Montreal	2.100%	6/15/20	7,532	7,397
Bank of Montreal	1.900%	8/27/21	14,864	14,264
Bank of New York Mellon Corp.	2.200%	5/15/19	10,485	10,445
Bank of New York Mellon Corp.	5.450%	5/15/19	2,677	2,758
Bank of New York Mellon Corp.	2.300%	9/11/19	9,250	9,180
Bank of New York Mellon Corp.	4.600%	1/15/20	3,600	3,707
Bank of New York Mellon Corp.	2.150%	2/24/20	6,552	6,464
Bank of New York Mellon Corp.	2.600%	8/17/20	9,400	9,323
Bank of New York Mellon Corp.	2.450%	11/27/20	9,823	9,670
Bank of New York Mellon Corp.	4.150%	2/1/21	1,348	1,390
Bank of New York Mellon Corp.	2.500%	4/15/21	1,777	1,744
Bank of New York Mellon Corp.	2.050%	5/3/21	18,700	18,147
Bank of New York Mellon Corp.	3.550%	9/23/21	200	203
Bank of New York Mellon Corp.	2.600%	2/7/22	17,021	16,704
Bank of New York Mellon Corp.	2.950%	1/29/23	6,700	6,591
4 Bank of New York Mellon Corp.	2.661%	5/16/23	3,850	3,742
Bank of Nova Scotia	2.050%	6/5/19	24,082	23,857
Bank of Nova Scotia	1.650%	6/14/19	6,980	6,893
Bank of Nova Scotia	2.150%	7/14/20	5,400	5,301
Bank of Nova Scotia	2.350%	10/21/20	11,886	11,699
Bank of Nova Scotia	2.500%	1/8/21	1,000	983
Bank of Nova Scotia	4.375%	1/13/21	3,050	3,150
Bank of Nova Scotia	2.800%	7/21/21	6,780	6,739
Bank of Nova Scotia	2.700%	3/7/22	21,025	20,644
Bank of Nova Scotia	2.450%	9/19/22	2,014	1,944
Barclays Bank plc	5.140%	10/14/20	2,000	2,063
Barclays Bank plc	2.650%	1/11/21	15,000	14,796
Barclays plc	2.750%	11/8/19	15,015	14,888
Barclays plc	2.875%	6/8/20	20,550	20,377
Barclays plc	3.250%	1/12/21	16,312	16,238
Barclays plc	3.200%	8/10/21	9,360	9,245
Barclays plc	3.684%	1/10/23	11,000	10,895
BB&T Corp.	6.850%	4/30/19	6,800	7,093
BB&T Corp.	2.450%	1/15/20	15,014	14,874
BB&T Corp.	2.625%	6/29/20	2,858	2,833
BB&T Corp.	2.150%	2/1/21	5,175	5,063
BB&T Corp.	2.050%	5/10/21	9,607	9,319
BB&T Corp.	3.950%	3/22/22	1,800	1,845
BB&T Corp.	2.750%	4/1/22	7,160	7,007
BNP Paribas SA	2.375%	5/21/20	10,196	10,083
BNP Paribas SA	5.000%	1/15/21	13,175	13,869
BNP Paribas SA	3.250%	3/3/23	3,699	3,673
BPCE SA	2.500%	7/15/19	8,215	8,176
BPCE SA	2.250%	1/27/20	7,015	6,912
BPCE SA	2.650%	2/3/21	5,150	5,082
BPCE SA	2.750%	12/2/21	11,000	10,773
5 BPCE SA	3.000%	5/22/22	7,000	6,855
Branch Banking & Trust Co.	1.450%	5/10/19	7,856	7,741
Branch Banking & Trust Co.	2.100%	1/15/20	2,240	2,208
Branch Banking & Trust Co.	2.250%	6/1/20	5,862	5,763
Branch Banking & Trust Co.	2.850%	4/1/21	2,175	2,164
Branch Banking & Trust Co.	2.625%	1/15/22	5,500	5,367
Canadian Imperial Bank of Commerce	1.600%	9/6/19	8,683	8,548
Canadian Imperial Bank of Commerce	2.100%	10/5/20	8,060	7,881
Canadian Imperial Bank of Commerce	2.700%	2/2/21	1,500	1,480
Canadian Imperial Bank of Commerce	2.550%	6/16/22	11,900	11,564

	Capital One Bank USA NA	2.300%	6/5/19	1,150	1,142
	Capital One Bank USA NA	8.800%	7/15/19	2,425	2,597
	Capital One Financial Corp.	2.450%	4/24/19	100	99
	Capital One Financial Corp.	2.500%	5/12/20	7,358	7,243
	Capital One Financial Corp.	2.400%	10/30/20	1,200	1,176
	Capital One Financial Corp.	4.750%	7/15/21	7,033	7,334
	Capital One Financial Corp.	3.050%	3/9/22	8,165	8,023
	Capital One Financial Corp.	3.200%	1/30/23	900	876
	Capital One NA	2.400%	9/5/19	5,425	5,374
	Capital One NA	1.850%	9/13/19	11,615	11,411
	Capital One NA	2.350%	1/31/20	9,230	9,076
	Capital One NA	2.950%	7/23/21	9,650	9,535
	Capital One NA	2.250%	9/13/21	13,400	12,890
	Capital One NA	2.650%	8/8/22	4,763	4,592
	Citibank NA	1.850%	9/18/19	20,500	20,219
	Citibank NA	2.100%	6/12/20	14,500	14,202
	Citibank NA	2.125%	10/20/20	25,325	24,728
	Citibank NA	2.850%	2/12/21	7,350	7,288
4,5 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	335	362
	Citigroup Inc.	2.550%	4/8/19	15,063	15,028
	Citigroup Inc.	2.050%	6/7/19	10,000	9,906
	Citigroup Inc.	2.500%	7/29/19	15,892	15,819
	Citigroup Inc.	2.450%	1/10/20	8,058	7,978
	Citigroup Inc.	2.400%	2/18/20	24,650	24,367
	Citigroup Inc.	5.375%	8/9/20	2,583	2,713
	Citigroup Inc.	2.650%	10/26/20	12,465	12,311
	Citigroup Inc.	2.700%	3/30/21	19,425	19,144
	Citigroup Inc.	2.350%	8/2/21	12,767	12,371
	Citigroup Inc.	2.900%	12/8/21	31,773	31,238
	Citigroup Inc.	4.500%	1/14/22	19,543	20,245
	Citigroup Inc.	2.750%	4/25/22	23,375	22,754
	Citigroup Inc.	4.050%	7/30/22	5,480	5,594
	Citigroup Inc.	2.700%	10/27/22	7,000	6,743
4	Citigroup Inc.	2.876%	7/24/23	6,034	5,869
	Citizens Bank NA	2.450%	12/4/19	4,745	4,694
	Citizens Bank NA	2.250%	3/2/20	5,830	5,734
	Citizens Bank NA	2.200%	5/26/20	6,580	6,456
	Citizens Bank NA	2.250%	10/30/20	6,150	5,997
	Citizens Bank NA	2.550%	5/13/21	12,665	12,342
	Citizens Bank NA	2.650%	5/26/22	5,500	5,353
	Citizens Bank NA	3.700%	3/29/23	3,700	3,702
	Citizens Financial Group Inc.	2.375%	7/28/21	1,400	1,362
	Comerica Inc.	2.125%	5/23/19	3,000	2,976
	Commonwealth Bank of Australia	2.300%	9/6/19	14,800	14,686
	Commonwealth Bank of Australia	2.300%	3/12/20	182	180
	Commonwealth Bank of Australia	2.400%	11/2/20	18,375	18,037
	Commonwealth Bank of Australia	2.550%	3/15/21	8,640	8,492
	Compass Bank	2.750%	9/29/19	2,250	2,238
	Compass Bank	2.875%	6/29/22	8,800	8,532
	Cooperatieve Rabobank UA	1.375%	8/9/19	8,000	7,842
	Cooperatieve Rabobank UA	2.250%	1/14/20	9,705	9,575
	Cooperatieve Rabobank UA	4.500%	1/11/21	1,148	1,190
	Cooperatieve Rabobank UA	2.500%	1/19/21	24,843	24,419
	Cooperatieve Rabobank UA	2.750%	1/10/22	26,645	26,125
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,500	13,761
	Cooperatieve Rabobank UA	3.950%	11/9/22	6,217	6,268
	Cooperatieve Rabobank UA	2.750%	1/10/23	1,500	1,459

Credit Suisse AG	2.300%	5/28/19	19,600	19,473
Credit Suisse AG	5.300%	8/13/19	3,350	3,453
Credit Suisse AG	5.400%	1/14/20	11,066	11,453
Credit Suisse AG	4.375%	8/5/20	6,074	6,236
Credit Suisse AG	3.000%	10/29/21	18,225	18,017
5 Credit Suisse Group AG	3.574%	1/9/23	5,000	4,967
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	15,814	15,662
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	11,725	11,674
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	12,020	12,009
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	10,364	10,409
Deutsche Bank AG	2.850%	5/10/19	9,495	9,461
Deutsche Bank AG	2.700%	7/13/20	21,650	21,219
Deutsche Bank AG	2.950%	8/20/20	3,340	3,283
Deutsche Bank AG	3.125%	1/13/21	9,825	9,682
Deutsche Bank AG	3.150%	1/22/21	8,725	8,600
Deutsche Bank AG	3.375%	5/12/21	7,525	7,442
Deutsche Bank AG	4.250%	10/14/21	26,000	26,373
Deutsche Bank AG	3.300%	11/16/22	13,426	13,047
Deutsche Bank AG	3.950%	2/27/23	9,500	9,448
Discover Bank	7.000%	4/15/20	2,485	2,653
Discover Bank	3.100%	6/4/20	6,491	6,466
Discover Bank	3.200%	8/9/21	2,611	2,584
Discover Bank	3.350%	2/6/23	650	638
Discover Financial Services	3.850%	11/21/22	5,254	5,292
Fifth Third Bancorp	2.875%	7/27/20	7,002	6,966
Fifth Third Bancorp	3.500%	3/15/22	572	574
Fifth Third Bank	2.375%	4/25/19	6,286	6,261
Fifth Third Bank	1.625%	9/27/19	5,285	5,190
Fifth Third Bank	2.200%	10/30/20	2,750	2,681
Fifth Third Bank	2.250%	6/14/21	15,733	15,286
Fifth Third Bank	2.875%	10/1/21	3,191	3,152
First Horizon National Corp.	3.500%	12/15/20	2,408	2,421
First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,359
First Republic Bank	2.375%	6/17/19	4,988	4,955
First Republic Bank	2.500%	6/6/22	7,475	7,233
Goldman Sachs Group Inc.	7.500%	2/15/19	19,176	19,936
Goldman Sachs Group Inc.	2.000%	4/25/19	860	852
Goldman Sachs Group Inc.	1.950%	7/23/19	5,450	5,393
Goldman Sachs Group Inc.	2.550%	10/23/19	17,093	17,001
Goldman Sachs Group Inc.	2.300%	12/13/19	23,516	23,279
Goldman Sachs Group Inc.	5.375%	3/15/20	18,542	19,325
Goldman Sachs Group Inc.	2.600%	4/23/20	13,060	12,915
Goldman Sachs Group Inc.	6.000%	6/15/20	8,495	8,986
Goldman Sachs Group Inc.	2.750%	9/15/20	14,722	14,557
Goldman Sachs Group Inc.	2.600%	12/27/20	1,470	1,448
Goldman Sachs Group Inc.	2.875%	2/25/21	14,977	14,799
Goldman Sachs Group Inc.	2.625%	4/25/21	12,202	11,916
Goldman Sachs Group Inc.	5.250%	7/27/21	31,382	33,236
Goldman Sachs Group Inc.	2.350%	11/15/21	4,765	4,602
Goldman Sachs Group Inc.	5.750%	1/24/22	33,414	36,125
Goldman Sachs Group Inc.	3.000%	4/26/22	53,090	52,117
4 Goldman Sachs Group Inc.	2.876%	10/31/22	15,028	14,709
Goldman Sachs Group Inc.	3.625%	1/22/23	12,190	12,226
Goldman Sachs Group Inc.	3.200%	2/23/23	16,000	15,728
4 Goldman Sachs Group Inc.	2.908%	6/5/23	13,750	13,370
4 Goldman Sachs Group Inc.	2.905%	7/24/23	17,300	16,832
HSBC Bank USA NA	4.875%	8/24/20	3,120	3,227

HSBC Holdings plc	3.400%	3/8/21	44,602	44,860
HSBC Holdings plc	5.100%	4/5/21	3,670	3,855
HSBC Holdings plc	2.950%	5/25/21	24,198	23,938
HSBC Holdings plc	2.650%	1/5/22	16,270	15,813
HSBC Holdings plc	4.875%	1/14/22	2,944	3,093
HSBC Holdings plc	4.000%	3/30/22	19,161	19,577
4 HSBC Holdings plc	3.262%	3/13/23	19,495	19,198
4 HSBC Holdings plc	3.033%	11/22/23	4,000	3,903
HSBC USA Inc.	2.250%	6/23/19	4,300	4,266
HSBC USA Inc.	2.375%	11/13/19	17,895	17,713
HSBC USA Inc.	2.350%	3/5/20	5,836	5,752
HSBC USA Inc.	2.750%	8/7/20	9,570	9,481
HSBC USA Inc.	5.000%	9/27/20	5,982	6,220
Huntington Bancshares Inc.	7.000%	12/15/20	900	982
Huntington Bancshares Inc.	3.150%	3/14/21	5,269	5,239
Huntington Bancshares Inc.	2.300%	1/14/22	970	929
Huntington National Bank	2.200%	4/1/19	4,080	4,051
Huntington National Bank	2.375%	3/10/20	10,510	10,355
Huntington National Bank	2.400%	4/1/20	4,275	4,223
Huntington National Bank	2.875%	8/20/20	4,450	4,434
Huntington National Bank	2.500%	8/7/22	7,250	6,986
ING Groep NV	3.150%	3/29/22	9,891	9,747
5 Itau Corpbanca	3.875%	9/22/19	400	403
JPMorgan Chase & Co.	6.300%	4/23/19	29,659	30,732
JPMorgan Chase & Co.	2.200%	10/22/19	5,433	5,376
JPMorgan Chase & Co.	2.250%	1/23/20	45,782	45,178
JPMorgan Chase & Co.	2.750%	6/23/20	38,442	38,192
JPMorgan Chase & Co.	4.400%	7/22/20	17,590	18,100
JPMorgan Chase & Co.	4.250%	10/15/20	21,777	22,385
JPMorgan Chase & Co.	2.550%	10/29/20	19,362	19,084
JPMorgan Chase & Co.	2.550%	3/1/21	21,165	20,818
JPMorgan Chase & Co.	4.625%	5/10/21	10,500	10,938
JPMorgan Chase & Co.	2.400%	6/7/21	11,536	11,282
JPMorgan Chase & Co.	2.295%	8/15/21	29,358	28,460
JPMorgan Chase & Co.	4.350%	8/15/21	17,664	18,272
JPMorgan Chase & Co.	4.500%	1/24/22	14,423	14,992
JPMorgan Chase & Co.	3.250%	9/23/22	22,255	22,120
JPMorgan Chase & Co.	2.972%	1/15/23	1,400	1,371
JPMorgan Chase & Co.	3.200%	1/25/23	25,700	25,431
4 JPMorgan Chase & Co.	2.776%	4/25/23	7,000	6,834
JPMorgan Chase Bank NA	1.650%	9/23/19	7,000	6,898
4 JPMorgan Chase Bank NA	2.604%	2/1/21	5,000	4,967
KeyBank NA	1.600%	8/22/19	4,500	4,430
KeyBank NA	2.500%	12/15/19	3,250	3,226
KeyBank NA	2.250%	3/16/20	2,660	2,623
KeyBank NA	2.500%	11/22/21	5,910	5,771
KeyBank NA	2.400%	6/9/22	8,660	8,382
KeyBank NA	2.300%	9/14/22	6,490	6,245
KeyBank NA	3.375%	3/7/23	2,850	2,860
4 KeyBank NA	3.180%	10/15/27	1,250	1,245
KeyCorp	2.900%	9/15/20	10,466	10,423
KeyCorp	5.100%	3/24/21	10,185	10,735
Lloyds Bank plc	2.400%	3/17/20	1,000	987
Lloyds Bank plc	2.700%	8/17/20	10,046	9,937
Lloyds Bank plc	6.375%	1/21/21	2,942	3,183
Lloyds Banking Group plc	3.000%	1/11/22	25,340	24,874
4 Lloyds Banking Group plc	2.907%	11/7/23	5,000	4,823

Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,318	11,239
Manufacturers & Traders Trust Co.	2.100%	2/6/20	1,650	1,623
Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,800	4,693
Manufacturers & Traders Trust Co.	2.625%	1/25/21	4,000	3,942
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,985	8,925
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	19,360	18,671
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	9,800	9,660
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	21,363	20,709
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	7,500	7,480
Mizuho Financial Group Inc.	2.273%	9/13/21	1,500	1,444
Mizuho Financial Group Inc.	2.953%	2/28/22	3,000	2,942
Mizuho Financial Group Inc.	3.549%	3/5/23	8,000	7,955
Morgan Stanley	7.300%	5/13/19	16,965	17,764
Morgan Stanley	2.375%	7/23/19	20,238	20,114
Morgan Stanley	5.625%	9/23/19	15,090	15,657
Morgan Stanley	5.500%	1/26/20	13,457	14,035
Morgan Stanley	2.650%	1/27/20	18,872	18,724
Morgan Stanley	2.800%	6/16/20	27,392	27,175
Morgan Stanley	5.500%	7/24/20	12,325	12,935
Morgan Stanley	5.750%	1/25/21	15,375	16,385
Morgan Stanley	2.500%	4/21/21	26,674	26,074
Morgan Stanley	5.500%	7/28/21	16,978	18,120
Morgan Stanley	2.625%	11/17/21	31,574	30,818
Morgan Stanley	2.750%	5/19/22	31,870	31,034
Morgan Stanley	4.875%	11/1/22	15,924	16,625
Morgan Stanley	3.125%	1/23/23	15,000	14,781
Morgan Stanley	3.750%	2/25/23	23,133	23,383
MUFG Americas Holdings Corp.	2.250%	2/10/20	6,436	6,331
MUFG Union Bank NA	2.250%	5/6/19	5,950	5,907
National Australia Bank Ltd.	1.375%	7/12/19	11,000	10,823
National Australia Bank Ltd.	2.250%	1/10/20	500	495
National Australia Bank Ltd.	2.125%	5/22/20	17,000	16,668
National Australia Bank Ltd.	2.625%	7/23/20	8,750	8,666
National Australia Bank Ltd.	2.625%	1/14/21	8,635	8,510
National Australia Bank Ltd.	1.875%	7/12/21	6,200	5,955
National Australia Bank Ltd.	2.800%	1/10/22	6,000	5,906
National Australia Bank Ltd.	2.500%	5/22/22	5,000	4,846
National Australia Bank Ltd.	3.000%	1/20/23	4,536	4,459
National Bank of Canada	2.150%	6/12/20	8,100	7,962
National Bank of Canada	2.200%	11/2/20	9,650	9,442
National City Corp.	6.875%	5/15/19	4,369	4,560
Northern Trust Corp.	3.450%	11/4/20	175	178
Northern Trust Corp.	3.375%	8/23/21	2,771	2,814
Northern Trust Corp.	2.375%	8/2/22	1,845	1,806
People's United Financial Inc.	3.650%	12/6/22	3,600	3,631
PNC Bank NA	2.250%	7/2/19	12,525	12,436
PNC Bank NA	1.450%	7/29/19	3,420	3,359
PNC Bank NA	2.400%	10/18/19	9,713	9,655
PNC Bank NA	2.000%	5/19/20	5,935	5,820
PNC Bank NA	2.300%	6/1/20	10,707	10,541
PNC Bank NA	2.600%	7/21/20	5,320	5,273
PNC Bank NA	2.450%	11/5/20	9,383	9,256
PNC Bank NA	2.500%	1/22/21	3,000	2,954
PNC Bank NA	2.150%	4/29/21	14,506	14,125
PNC Bank NA	2.550%	12/9/21	4,800	4,678
PNC Bank NA	2.625%	2/17/22	16,989	16,567
PNC Bank NA	2.700%	11/1/22	5,139	4,961

PNC Bank NA	2.950%	1/30/23	6,000	5,853
PNC Financial Services Group Inc.	2.854%	11/9/22	4,000	3,922
PNC Funding Corp.	6.700%	6/10/19	3,641	3,807
PNC Funding Corp.	5.125%	2/8/20	10,278	10,664
PNC Funding Corp.	4.375%	8/11/20	406	418
RBC USA Holdco Corp.	5.250%	9/15/20	100	105
Regions Bank	2.750%	4/1/21	5,225	5,160
Regions Financial Corp.	3.200%	2/8/21	2,869	2,867
Regions Financial Corp.	2.750%	8/14/22	7,210	7,002
Royal Bank of Canada	1.625%	4/15/19	8,834	8,749
Royal Bank of Canada	1.500%	7/29/19	20,640	20,324
Royal Bank of Canada	2.125%	3/2/20	16,500	16,259
Royal Bank of Canada	2.150%	3/6/20	1,750	1,725
Royal Bank of Canada	2.150%	10/26/20	9,570	9,365
Royal Bank of Canada	2.350%	10/30/20	12,642	12,438
Royal Bank of Canada	2.500%	1/19/21	6,915	6,817
Royal Bank of Canada	2.750%	2/1/22	10,175	10,013
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	19,675	19,322
Santander Holdings USA Inc.	2.700%	5/24/19	4,940	4,927
Santander Holdings USA Inc.	2.650%	4/17/20	3,130	3,097
Santander Holdings USA Inc.	3.700%	3/28/22	14,315	14,355
Santander Holdings USA Inc.	3.400%	1/18/23	7,400	7,225
Santander UK Group Holdings plc	2.875%	10/16/20	4,270	4,230
Santander UK Group Holdings plc	3.125%	1/8/21	17,345	17,246
Santander UK Group Holdings plc	2.875%	8/5/21	2,425	2,374
4 Santander UK Group Holdings plc	3.373%	1/5/24	7,000	6,858
Santander UK plc	2.350%	9/10/19	19,405	19,216
Santander UK plc	2.375%	3/16/20	350	345
Santander UK plc	2.125%	11/3/20	9,000	8,767
Skandinaviska Enskilda Banken AB	1.500%	9/13/19	1,500	1,470
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,424	5,351
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	12,535	12,354
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	15,250	14,533
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,250	5,168
State Street Corp.	2.550%	8/18/20	9,114	9,057
State Street Corp.	4.375%	3/7/21	5,802	6,042
State Street Corp.	1.950%	5/19/21	4,425	4,283
4 State Street Corp.	2.653%	5/15/23	5,425	5,296
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	10,150	10,063
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	11,700	11,542
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	13,260	13,111
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	10,000	9,903
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	7,575	7,493
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,250	3,201
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	10,908	10,845
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	10,221	9,860
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	14,000	13,531
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	6,750	6,627
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	3,017	2,941
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,286	6,093
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	10,000	9,820
SunTrust Bank	2.250%	1/31/20	7,631	7,524
4 SunTrust Bank	2.590%	1/29/21	9,000	8,932
SunTrust Bank	2.450%	8/1/22	7,126	6,865
SunTrust Bank	3.000%	2/2/23	5,000	4,908
SunTrust Banks Inc.	2.500%	5/1/19	4,088	4,076
SunTrust Banks Inc.	2.900%	3/3/21	4,765	4,727

SunTrust Banks Inc.	2.700%	1/27/22	1,735	1,696
Svenska Handelsbanken AB	2.250%	6/17/19	6,050	6,006
Svenska Handelsbanken AB	1.500%	9/6/19	8,800	8,637
Svenska Handelsbanken AB	1.950%	9/8/20	12,250	11,918
Svenska Handelsbanken AB	2.400%	10/1/20	7,525	7,397
Svenska Handelsbanken AB	2.450%	3/30/21	14,558	14,293
Svenska Handelsbanken AB	1.875%	9/7/21	3,932	3,752
Synchrony Bank	3.000%	6/15/22	3,150	3,050
Synchrony Financial	3.000%	8/15/19	15,193	15,143
Synchrony Financial	2.700%	2/3/20	7,477	7,393
Synchrony Financial	3.750%	8/15/21	2,211	2,231
Synovus Financial Corp.	3.125%	11/1/22	2,200	2,144
Toronto-Dominion Bank	2.125%	7/2/19	18,380	18,263
Toronto-Dominion Bank	1.450%	8/13/19	7,127	7,017
Toronto-Dominion Bank	2.250%	11/5/19	17,385	17,273
Toronto-Dominion Bank	2.500%	12/14/20	12,250	12,078
Toronto-Dominion Bank	2.550%	1/25/21	8,050	7,942
Toronto-Dominion Bank	2.125%	4/7/21	16,950	16,487
Toronto-Dominion Bank	1.800%	7/13/21	17,113	16,429
UBS AG	2.375%	8/14/19	28,004	27,795
UBS AG	2.350%	3/26/20	9,030	8,900
UBS AG	4.875%	8/4/20	6,210	6,461
US Bancorp	2.200%	4/25/19	9,412	9,361
US Bancorp	2.350%	1/29/21	5,910	5,821
US Bancorp	4.125%	5/24/21	2,764	2,852
US Bancorp	2.625%	1/24/22	10,254	10,099
US Bancorp	3.000%	3/15/22	5,130	5,106
US Bancorp	2.950%	7/15/22	108	107
US Bank NA	1.400%	4/26/19	11,390	11,240
US Bank NA	2.125%	10/28/19	11,617	11,493
US Bank NA	2.350%	1/23/20	5,000	4,965
US Bank NA	2.000%	1/24/20	8,225	8,113
US Bank NA	2.050%	10/23/20	15,000	14,668
US Bank NA	2.850%	1/23/23	5,600	5,526
Wells Fargo & Co.	2.125%	4/22/19	15,839	15,741
Wells Fargo & Co.	2.150%	1/30/20	14,848	14,603
Wells Fargo & Co.	2.600%	7/22/20	30,055	29,687
Wells Fargo & Co.	2.550%	12/7/20	21,150	20,802
Wells Fargo & Co.	3.000%	1/22/21	9,917	9,866
Wells Fargo & Co.	2.500%	3/4/21	11,135	10,916
Wells Fargo & Co.	4.600%	4/1/21	24,394	25,311
Wells Fargo & Co.	2.100%	7/26/21	21,820	21,043
Wells Fargo & Co.	3.500%	3/8/22	9,631	9,653
Wells Fargo & Co.	2.625%	7/22/22	27,078	26,184
Wells Fargo & Co.	3.069%	1/24/23	15,146	14,853
Wells Fargo & Co.	3.450%	2/13/23	10,655	10,487
Wells Fargo Bank NA	1.750%	5/24/19	18,352	18,144
Wells Fargo Bank NA	2.150%	12/6/19	18,360	18,155
Wells Fargo Bank NA	2.400%	1/15/20	13,400	13,283
Wells Fargo Bank NA	2.600%	1/15/21	15,000	14,793
Westpac Banking Corp.	1.650%	5/13/19	9,100	8,989
Westpac Banking Corp.	1.600%	8/19/19	8,250	8,119
Westpac Banking Corp.	4.875%	11/19/19	11,165	11,503
Westpac Banking Corp.	2.150%	3/6/20	11,000	10,825
Westpac Banking Corp.	2.300%	5/26/20	16,577	16,315
Westpac Banking Corp.	2.600%	11/23/20	10,375	10,238
Westpac Banking Corp.	2.100%	5/13/21	23,352	22,636

Westpac Banking Corp.	2.000%	8/19/21	11,450	11,027
Westpac Banking Corp.	2.800%	1/11/22	5,000	4,927
Westpac Banking Corp.	2.500%	6/28/22	17,850	17,280
Westpac Banking Corp.	2.750%	1/11/23	4,000	3,887

Brokerage (0.2%)
Ameriprise Financial Inc.	7.300%	6/28/19	2,400	2,536
Ameriprise Financial Inc.	5.300%	3/15/20	4,440	4,652
BGC Partners Inc.	5.375%	12/9/19	1,700	1,750
BGC Partners Inc.	5.125%	5/27/21	1,675	1,730
BlackRock Inc.	5.000%	12/10/19	11,009	11,439
BlackRock Inc.	4.250%	5/24/21	5,175	5,339
BlackRock Inc.	3.375%	6/1/22	2,275	2,303
Cboe Global Markets Inc.	1.950%	6/28/19	1,325	1,309
Charles Schwab Corp.	4.450%	7/22/20	2,580	2,670
Charles Schwab Corp.	2.650%	1/25/23	6,475	6,307
E*TRADE Financial Corp.	2.950%	8/24/22	4,450	4,330
Franklin Resources Inc.	4.625%	5/20/20	1,200	1,245
Intercontinental Exchange Inc.	2.750%	12/1/20	5,421	5,378
Intercontinental Exchange Inc.	2.350%	9/15/22	75	72
Invesco Finance plc	3.125%	11/30/22	7,325	7,278
Jefferies Group LLC	8.500%	7/15/19	6,325	6,732
Jefferies Group LLC	6.875%	4/15/21	4,897	5,340
Lazard Group LLC	4.250%	11/14/20	3,575	3,672
Nasdaq Inc.	5.550%	1/15/20	4,875	5,083
Nomura Holdings Inc.	6.700%	3/4/20	5,310	5,652
Stifel Financial Corp.	3.500%	12/1/20	7,645	7,651
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,775	1,856
TD Ameritrade Holding Corp.	2.950%	4/1/22	3,683	3,645

Finance Companies (0.4%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	9,271	9,329
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	6,036	6,142
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	11,014	11,331
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	9,680	9,898
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	6,028	6,269
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	3,499	3,512
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	3,100	3,050
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	4,250	4,133
Air Lease Corp.	2.125%	1/15/20	5,310	5,218
Air Lease Corp.	4.750%	3/1/20	1,449	1,489
Air Lease Corp.	2.500%	3/1/21	2,500	2,448
Air Lease Corp.	3.875%	4/1/21	2,665	2,703
Air Lease Corp.	3.375%	6/1/21	5,526	5,529
Air Lease Corp.	3.750%	2/1/22	4,025	4,064
Air Lease Corp.	2.625%	7/1/22	1,219	1,171
Air Lease Corp.	2.750%	1/15/23	1,700	1,639
Ares Capital Corp.	3.875%	1/15/20	2,000	2,016
Ares Capital Corp.	3.625%	1/19/22	1,000	986

Ares Capital Corp.	3.500%	2/10/23	2,190	2,129
FS Investment Corp.	4.000%	7/15/19	3,850	3,869
FS Investment Corp.	4.250%	1/15/20	776	783
GATX Corp.	2.500%	7/30/19	1,870	1,856
GATX Corp.	2.600%	3/30/20	3,375	3,350
GE Capital International Funding Co. Unlimited Co.	2.342%	11/15/20	60,715	59,288
International Lease Finance Corp.	5.875%	4/1/19	5,956	6,075
International Lease Finance Corp.	6.250%	5/15/19	6,259	6,447
International Lease Finance Corp.	8.250%	12/15/20	11,211	12,458
International Lease Finance Corp.	4.625%	4/15/21	3,503	3,621
International Lease Finance Corp.	8.625%	1/15/22	4,839	5,656
International Lease Finance Corp.	5.875%	8/15/22	6,573	7,025
Prospect Capital Corp.	5.000%	7/15/19	2,131	2,169

Insurance (0.9%)
AEGON Funding Co. LLC	5.750%	12/15/20	2,443	2,604
Aetna Inc.	4.125%	6/1/21	3,125	3,192
Aetna Inc.	2.750%	11/15/22	7,588	7,318
Aflac Inc.	2.400%	3/16/20	4,475	4,455
Aflac Inc.	4.000%	2/15/22	1,350	1,382
Alleghany Corp.	5.625%	9/15/20	900	952
Alleghany Corp.	4.950%	6/27/22	3,016	3,175
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	2,275	2,387
Alterra Finance LLC	6.250%	9/30/20	5,095	5,460
American International Group Inc.	2.300%	7/16/19	5,440	5,403
American International Group Inc.	3.375%	8/15/20	3,817	3,836
American International Group Inc.	6.400%	12/15/20	7,750	8,393
American International Group Inc.	3.300%	3/1/21	9,930	9,940
American International Group Inc.	4.875%	6/1/22	11,890	12,501
Anthem Inc.	2.250%	8/15/19	6,478	6,420
Anthem Inc.	4.350%	8/15/20	10,655	11,025
Anthem Inc.	2.500%	11/21/20	6,775	6,701
Anthem Inc.	3.700%	8/15/21	3,750	3,788
Anthem Inc.	3.125%	5/15/22	1,541	1,525
Anthem Inc.	2.950%	12/1/22	2,405	2,345
Anthem Inc.	3.300%	1/15/23	11,024	10,892
Aon Corp.	5.000%	9/30/20	4,025	4,216
Aon plc	2.800%	3/15/21	2,823	2,792
Assurant Inc.	4.000%	3/15/23	3,500	3,479
AXIS Specialty Finance LLC	5.875%	6/1/20	7,463	7,878
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	7,021	6,917
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	8,290	8,338
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	6,159	6,399
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,240	1,238
Berkshire Hathaway Inc.	2.100%	8/14/19	11,315	11,263
Berkshire Hathaway Inc.	2.200%	3/15/21	8,039	7,928
Berkshire Hathaway Inc.	3.750%	8/15/21	4,550	4,665
Berkshire Hathaway Inc.	3.400%	1/31/22	5,502	5,564
Berkshire Hathaway Inc.	3.000%	2/11/23	4,875	4,859
Berkshire Hathaway Inc.	2.750%	3/15/23	3,525	3,465
Chubb INA Holdings Inc.	5.900%	6/15/19	2,981	3,094
Chubb INA Holdings Inc.	2.300%	11/3/20	15,988	15,746
Chubb INA Holdings Inc.	2.875%	11/3/22	3,503	3,460
Cigna Corp.	5.125%	6/15/20	4,675	4,892
Cigna Corp.	4.375%	12/15/20	1,675	1,731
Cigna Corp.	4.500%	3/15/21	2,375	2,444
Cigna Corp.	4.000%	2/15/22	3,300	3,355

CNA Financial Corp.	5.875%	8/15/20	2,440	2,587
CNA Financial Corp.	5.750%	8/15/21	5,840	6,244
Coventry Health Care Inc.	5.450%	6/15/21	2,992	3,173
Enstar Group Ltd.	4.500%	3/10/22	2,200	2,211
Hartford Financial Services Group Inc.	5.500%	3/30/20	2,729	2,865
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,025	7,485
Humana Inc.	2.625%	10/1/19	4,401	4,386
Humana Inc.	3.150%	12/1/22	775	764
Humana Inc.	2.900%	12/15/22	3,885	3,795
Lincoln National Corp.	6.250%	2/15/20	2,140	2,264
Lincoln National Corp.	4.200%	3/15/22	100	103
Manulife Financial Corp.	4.900%	9/17/20	3,525	3,669
Markel Corp.	4.900%	7/1/22	1,150	1,214
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	6,960	6,942
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	3,200	3,177
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,337	4,539
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	7,338	7,193
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	3,800	3,787
MetLife Inc.	4.750%	2/8/21	12,797	13,314
PartnerRe Finance B LLC	5.500%	6/1/20	3,665	3,837
Primerica Inc.	4.750%	7/15/22	2,700	2,829
4 Principal Financial Group Inc.	4.700%	5/15/55	4,000	4,020
Progressive Corp.	3.750%	8/23/21	5,744	5,883
Protective Life Corp.	7.375%	10/15/19	1,652	1,761
Prudential Financial Inc.	7.375%	6/15/19	6,264	6,616
Prudential Financial Inc.	2.350%	8/15/19	7,439	7,408
Prudential Financial Inc.	5.375%	6/21/20	5,135	5,415
Prudential Financial Inc.	4.500%	11/15/20	2,300	2,392
Prudential Financial Inc.	4.500%	11/16/21	6,860	7,154
4 Prudential Financial Inc.	5.875%	9/15/42	7,200	7,609
Reinsurance Group of America Inc.	6.450%	11/15/19	2,976	3,140
Reinsurance Group of America Inc.	5.000%	6/1/21	2,782	2,908
Torchmark Corp.	9.250%	6/15/19	1,500	1,612
Travelers Cos. Inc.	5.900%	6/2/19	1,881	1,951
Travelers Cos. Inc.	3.900%	11/1/20	150	154
Trinity Acquisition plc	3.500%	9/15/21	1,150	1,133
UnitedHealth Group Inc.	2.300%	12/15/19	4,920	4,897
UnitedHealth Group Inc.	2.700%	7/15/20	11,305	11,297
UnitedHealth Group Inc.	1.950%	10/15/20	6,594	6,489
UnitedHealth Group Inc.	3.875%	10/15/20	3,725	3,821
UnitedHealth Group Inc.	4.700%	2/15/21	2,700	2,816
UnitedHealth Group Inc.	2.125%	3/15/21	9,320	9,088
UnitedHealth Group Inc.	2.875%	12/15/21	5,995	5,937
UnitedHealth Group Inc.	2.875%	3/15/22	8,823	8,716
UnitedHealth Group Inc.	3.350%	7/15/22	9,525	9,572
UnitedHealth Group Inc.	2.375%	10/15/22	6,859	6,610
UnitedHealth Group Inc.	2.875%	3/15/23	3,875	3,805
Unum Group	5.625%	9/15/20	1,150	1,219
Unum Group	3.000%	5/15/21	3,540	3,497
Willis Towers Watson plc	5.750%	3/15/21	3,046	3,245
WR Berkley Corp.	7.375%	9/15/19	100	106
XLIT Ltd.	5.750%	10/1/21	5,282	5,711

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	3,401	3,321

Real Estate Investment Trusts (0.5%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	2,598	2,582
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,094	1,140
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,546	3,548
AvalonBay Communities Inc.	3.625%	10/1/20	4,520	4,579
AvalonBay Communities Inc.	2.950%	9/15/22	1,564	1,537
Boston Properties LP	5.875%	10/15/19	1,475	1,536
Boston Properties LP	5.625%	11/15/20	9,135	9,676
Boston Properties LP	4.125%	5/15/21	6,024	6,186
Boston Properties LP	3.850%	2/1/23	647	659
Brixmor Operating Partnership LP	3.875%	8/15/22	5,975	6,001
Corporate Office Properties LP	3.700%	6/15/21	1,970	1,971
DDR Corp.	4.625%	7/15/22	6,839	7,083
Digital Realty Trust LP	5.875%	2/1/20	2,076	2,167
Digital Realty Trust LP	3.400%	10/1/20	1,760	1,770
Digital Realty Trust LP	5.250%	3/15/21	13,605	14,325
Digital Realty Trust LP	3.950%	7/1/22	4,625	4,715
Digital Realty Trust LP	3.625%	10/1/22	4,625	4,627
Digital Realty Trust LP	2.750%	2/1/23	275	264
Duke Realty LP	3.875%	2/15/21	1,000	1,018
EPR Properties	5.750%	8/15/22	2,595	2,775
ERP Operating LP	2.375%	7/1/19	6,574	6,558
ERP Operating LP	4.750%	7/15/20	330	342
ERP Operating LP	4.625%	12/15/21	6,398	6,690
Essex Portfolio LP	5.200%	3/15/21	1,850	1,943
Government Properties Income Trust	4.000%	7/15/22	5,000	4,991
HCP Inc.	2.625%	2/1/20	8,623	8,539
HCP Inc.	5.375%	2/1/21	2,286	2,404
HCP Inc.	3.150%	8/1/22	87	86
HCP Inc.	4.000%	12/1/22	7,356	7,489
Healthcare Trust of America Holdings LP	3.375%	7/15/21	1,000	1,003
Healthcare Trust of America Holdings LP	2.950%	7/1/22	3,900	3,799
Highwoods Realty LP	3.200%	6/15/21	2,000	1,984
Hospitality Properties Trust	4.250%	2/15/21	3,150	3,210
Hospitality Properties Trust	5.000%	8/15/22	1,557	1,619
Host Hotels & Resorts LP	6.000%	10/1/21	2,600	2,783
Host Hotels & Resorts LP	5.250%	3/15/22	2,025	2,132
Host Hotels & Resorts LP	4.750%	3/1/23	1,247	1,300
Kimco Realty Corp.	6.875%	10/1/19	1,000	1,058
Kimco Realty Corp.	3.200%	5/1/21	1,769	1,770
Kimco Realty Corp.	3.400%	11/1/22	1,850	1,851
Liberty Property LP	4.750%	10/1/20	1,950	2,024
Liberty Property LP	4.125%	6/15/22	2,168	2,229
Public Storage	2.370%	9/15/22	4,000	3,853
Realty Income Corp.	3.250%	10/15/22	13,417	13,309
Regency Centers Corp.	3.750%	11/15/22	425	429
Regency Centers LP	4.800%	4/15/21	725	755
Select Income REIT	3.600%	2/1/20	234	234
Senior Housing Properties Trust	3.250%	5/1/19	5,105	5,106
Simon Property Group LP	2.500%	9/1/20	4,500	4,455
Simon Property Group LP	4.375%	3/1/21	7,260	7,517
Simon Property Group LP	2.500%	7/15/21	2,650	2,595
Simon Property Group LP	4.125%	12/1/21	3,185	3,282

Simon Property Group LP	2.350%	1/30/22	8,858	8,575
Simon Property Group LP	3.375%	3/15/22	1,107	1,110
Simon Property Group LP	2.625%	6/15/22	6,325	6,163
SL Green Operating Partnership LP	3.250%	10/15/22	2,350	2,290
SL Green Realty Corp.	7.750%	3/15/20	2,500	2,704
SL Green Realty Corp.	4.500%	12/1/22	1,225	1,256
UDR Inc.	3.700%	10/1/20	6,400	6,468
UDR Inc.	4.625%	1/10/22	225	233
Ventas Realty LP	3.100%	1/15/23	1,950	1,907
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	398	395
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	6,414	6,683
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	2,900	2,977
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	4,728	4,672
VEREIT Operating Partnership LP	4.125%	6/1/21	11,750	11,932
Washington Prime Group LP	3.850%	4/1/20	1,525	1,496
Washington REIT	4.950%	10/1/20	1,700	1,745
Welltower Inc.	4.125%	4/1/19	4,865	4,917
Welltower Inc.	6.125%	4/15/20	2,802	2,968
Welltower Inc.	4.950%	1/15/21	4,500	4,688
Welltower Inc.	5.250%	1/15/22	525	558
Welltower Inc.	3.750%	3/15/23	6,275	6,350
				5,669,049
Industrial (15.0%)
Basic Industry (0.7%)
Agrium Inc.	3.150%	10/1/22	3,841	3,812
Air Products & Chemicals Inc.	4.375%	8/21/19	2,500	2,560
Air Products & Chemicals Inc.	3.000%	11/3/21	1,750	1,749
Airgas Inc.	2.375%	2/15/20	1,300	1,287
Barrick Gold Corp.	3.850%	4/1/22	459	468
Barrick North America Finance LLC	4.400%	5/30/21	5,307	5,483
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	5,000	4,958
Cabot Corp.	3.700%	7/15/22	2,815	2,831
Celanese US Holdings LLC	5.875%	6/15/21	2,950	3,169
Celanese US Holdings LLC	4.625%	11/15/22	5	5
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,850	2,988
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,300	8,547
Domtar Corp.	4.400%	4/1/22	660	678
Dow Chemical Co.	8.550%	5/15/19	29,010	30,858
Dow Chemical Co.	4.250%	11/15/20	3,950	4,056
Dow Chemical Co.	4.125%	11/15/21	10,442	10,707
Dow Chemical Co.	3.000%	11/15/22	6,000	5,892
Eastman Chemical Co.	2.700%	1/15/20	9,417	9,361
Eastman Chemical Co.	4.500%	1/15/21	155	159
Eastman Chemical Co.	3.600%	8/15/22	3,244	3,267
Ecolab Inc.	2.250%	1/12/20	3,220	3,185
Ecolab Inc.	4.350%	12/8/21	5,328	5,565
Ecolab Inc.	2.375%	8/10/22	7,100	6,865
EI du Pont de Nemours & Co.	4.625%	1/15/20	1,800	1,855
EI du Pont de Nemours & Co.	2.200%	5/1/20	15,850	15,619
EI du Pont de Nemours & Co.	3.625%	1/15/21	10,522	10,684
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,575	2,660
FMC Corp.	5.200%	12/15/19	2,001	2,068
FMC Corp.	3.950%	2/1/22	3,235	3,281
Goldcorp Inc.	3.625%	6/9/21	8,200	8,255
Goldcorp Inc.	3.700%	3/15/23	2,900	2,883
International Paper Co.	7.500%	8/15/21	3,165	3,586
International Paper Co.	4.750%	2/15/22	7,668	8,025

Kinross Gold Corp.	5.125%	9/1/21	2,790	2,895
LyondellBasell Industries NV	5.000%	4/15/19	10,320	10,479
LyondellBasell Industries NV	6.000%	11/15/21	11,866	12,806
Methanex Corp.	3.250%	12/15/19	2,568	2,560
Monsanto Co.	2.125%	7/15/19	7,593	7,533
Monsanto Co.	2.750%	7/15/21	2,758	2,718
Mosaic Co.	3.750%	11/15/21	3,870	3,896
Mosaic Co.	3.250%	11/15/22	5,485	5,364
Newmont Mining Corp.	5.125%	10/1/19	2,888	2,972
Newmont Mining Corp.	3.500%	3/15/22	955	955
Packaging Corp. of America	2.450%	12/15/20	5,811	5,716
Packaging Corp. of America	3.900%	6/15/22	1,900	1,934
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,787	1,857
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	1,800	1,857
PPG Industries Inc.	2.300%	11/15/19	9,402	9,352
PPG Industries Inc.	3.600%	11/15/20	6,350	6,449
Praxair Inc.	2.250%	9/24/20	8,550	8,437
Praxair Inc.	4.050%	3/15/21	2,075	2,141
Praxair Inc.	3.000%	9/1/21	3,295	3,288
Praxair Inc.	2.450%	2/15/22	5,109	5,003
Praxair Inc.	2.200%	8/15/22	5,495	5,300
Praxair Inc.	2.700%	2/21/23	2,300	2,253
Rayonier Inc.	3.750%	4/1/22	1,050	1,034
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	1,393	1,447
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,625	4,769
Rio Tinto Finance USA plc	3.500%	3/22/22	3,119	3,166
Rio Tinto Finance USA plc	2.875%	8/21/22	6,144	6,090
RPM International Inc.	6.125%	10/15/19	502	526
RPM International Inc.	3.450%	11/15/22	425	425
Sherwin-Williams Co.	7.250%	6/15/19	863	910
Sherwin-Williams Co.	2.250%	5/15/20	13,396	13,168
Sherwin-Williams Co.	2.750%	6/1/22	6,774	6,583
Southern Copper Corp.	5.375%	4/16/20	2,602	2,713
Southern Copper Corp.	3.500%	11/8/22	25	25
Syngenta Finance NV	3.125%	3/28/22	3,615	3,485
Vale Overseas Ltd.	4.625%	9/15/20	3,100	3,232
Vale Overseas Ltd.	5.875%	6/10/21	6,945	7,457
Vale Overseas Ltd.	4.375%	1/11/22	9,998	10,260
WestRock RKT Co.	3.500%	3/1/20	2,634	2,651
Weyerhaeuser Co.	4.700%	3/15/21	5,010	5,194

Capital Goods (1.5%)
3M Co.	2.000%	8/7/20	3,475	3,420
3M Co.	1.625%	9/19/21	5,685	5,453
3M Co.	2.000%	6/26/22	3,240	3,115
3M Co.	2.250%	3/15/23	4,175	4,034
ABB Finance USA Inc.	2.800%	4/3/20	100	100
ABB Finance USA Inc.	2.875%	5/8/22	7,018	6,917
ABB Finance USA Inc.	3.375%	4/3/23	200	200
Acuity Brands Lighting Inc.	6.000%	12/15/19	675	710
Bemis Co. Inc.	6.800%	8/1/19	500	525
Bemis Co. Inc.	4.500%	10/15/21	2,800	2,917
Boeing Capital Corp.	4.700%	10/27/19	6,775	7,005
Boeing Co.	4.875%	2/15/20	6,095	6,349
Boeing Co.	1.650%	10/30/20	4,830	4,705
Boeing Co.	8.750%	8/15/21	1,000	1,181
Boeing Co.	2.350%	10/30/21	4,000	3,942

Boeing Co.	2.125%	3/1/22	4,150	4,043
Boeing Co.	2.800%	3/1/23	3,000	2,967
Carlisle Cos. Inc.	3.750%	11/15/22	2,650	2,664
Caterpillar Financial Services Corp.	1.350%	5/18/19	5,000	4,941
Caterpillar Financial Services Corp.	2.100%	6/9/19	12,833	12,781
Caterpillar Financial Services Corp.	2.000%	11/29/19	5,500	5,452
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,341	5,301
Caterpillar Financial Services Corp.	2.100%	1/10/20	6,000	5,950
Caterpillar Financial Services Corp.	2.000%	3/5/20	6,175	6,106
Caterpillar Financial Services Corp.	1.850%	9/4/20	7,400	7,241
Caterpillar Financial Services Corp.	2.500%	11/13/20	3,500	3,484
Caterpillar Financial Services Corp.	1.700%	8/9/21	15,700	15,037
Caterpillar Financial Services Corp.	2.750%	8/20/21	350	346
Caterpillar Financial Services Corp.	1.931%	10/1/21	4,650	4,467
Caterpillar Financial Services Corp.	2.400%	6/6/22	2,000	1,941
Caterpillar Financial Services Corp.	2.550%	11/29/22	5,200	5,050
Caterpillar Inc.	3.900%	5/27/21	16,415	16,855
Caterpillar Inc.	2.600%	6/26/22	6,600	6,446
CNH Industrial Capital LLC	4.375%	11/6/20	5,961	6,058
CNH Industrial Capital LLC	4.875%	4/1/21	4,032	4,153
CNH Industrial Capital LLC	3.875%	10/15/21	2,395	2,392
CNH Industrial Capital LLC	4.375%	4/5/22	4,490	4,552
CRH America Inc.	5.750%	1/15/21	450	478
Deere & Co.	4.375%	10/16/19	225	231
Deere & Co.	2.600%	6/8/22	8,988	8,780
Dover Corp.	4.300%	3/1/21	4,200	4,333
Eaton Corp.	2.750%	11/2/22	8,260	8,057
Embraer SA	5.150%	6/15/22	400	417
Emerson Electric Co.	4.875%	10/15/19	3,220	3,329
Emerson Electric Co.	4.250%	11/15/20	825	852
Emerson Electric Co.	2.625%	12/1/21	4,475	4,415
Emerson Electric Co.	2.625%	2/15/23	2,275	2,214
Exelis Inc.	5.550%	10/1/21	20	21
FLIR Systems Inc.	3.125%	6/15/21	2,325	2,306
Flowserve Corp.	3.500%	9/15/22	4,625	4,534
Fortive Corp.	1.800%	6/15/19	2,075	2,050
Fortive Corp.	2.350%	6/15/21	6,400	6,225
Fortune Brands Home & Security Inc.	3.000%	6/15/20	3,000	2,986
General Dynamics Corp.	3.875%	7/15/21	3,805	3,902
General Dynamics Corp.	2.250%	11/15/22	7,732	7,447
General Electric Co.	6.000%	8/7/19	8,458	8,805
General Electric Co.	2.100%	12/11/19	2,925	2,904
General Electric Co.	5.500%	1/8/20	9,876	10,277
General Electric Co.	2.200%	1/9/20	12,636	12,480
General Electric Co.	5.550%	5/4/20	7,556	7,930
General Electric Co.	4.375%	9/16/20	10,548	10,891
General Electric Co.	4.625%	1/7/21	9,036	9,372
General Electric Co.	5.300%	2/11/21	7,350	7,706
General Electric Co.	4.650%	10/17/21	18,403	19,217
General Electric Co.	2.700%	10/9/22	20,966	20,242
General Electric Co.	3.100%	1/9/23	8,325	8,142
Harris Corp.	2.700%	4/27/20	6,533	6,462
Harris Corp.	4.400%	12/15/20	2,725	2,804
Honeywell International Inc.	1.400%	10/30/19	4,000	3,921
Honeywell International Inc.	1.800%	10/30/19	8,300	8,190
Honeywell International Inc.	4.250%	3/1/21	6,500	6,737
Honeywell International Inc.	1.850%	11/1/21	11,875	11,438

Illinois Tool Works Inc.	6.250%	4/1/19	5,600	5,806
Illinois Tool Works Inc.	3.375%	9/15/21	1,075	1,086
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	2,000	1,981
John Deere Capital Corp.	2.250%	4/17/19	5,885	5,874
John Deere Capital Corp.	2.300%	9/16/19	3,770	3,742
John Deere Capital Corp.	1.250%	10/9/19	7,650	7,504
John Deere Capital Corp.	1.700%	1/15/20	350	345
John Deere Capital Corp.	2.050%	3/10/20	4,200	4,162
John Deere Capital Corp.	2.200%	3/13/20	2,031	2,013
John Deere Capital Corp.	1.950%	6/22/20	3,700	3,647
John Deere Capital Corp.	2.375%	7/14/20	2,500	2,486
John Deere Capital Corp.	2.450%	9/11/20	2,850	2,832
John Deere Capital Corp.	2.550%	1/8/21	2,200	2,176
John Deere Capital Corp.	2.800%	3/4/21	3,000	2,978
John Deere Capital Corp.	2.875%	3/12/21	3,700	3,688
John Deere Capital Corp.	3.900%	7/12/21	3,500	3,595
John Deere Capital Corp.	3.150%	10/15/21	175	175
John Deere Capital Corp.	2.650%	1/6/22	6,602	6,489
John Deere Capital Corp.	2.750%	3/15/22	255	252
John Deere Capital Corp.	2.150%	9/8/22	5,650	5,413
John Deere Capital Corp.	2.700%	1/6/23	3,950	3,866
John Deere Capital Corp.	2.800%	1/27/23	2,750	2,700
John Deere Capital Corp.	2.800%	3/6/23	13,883	13,580
Johnson Controls International plc	5.000%	3/30/20	1,575	1,636
Johnson Controls International plc	4.250%	3/1/21	1,364	1,400
Johnson Controls International plc	3.750%	12/1/21	1,377	1,397
Kennametal Inc.	2.650%	11/1/19	3,460	3,435
Kennametal Inc.	3.875%	2/15/22	575	577
L3 Technologies Inc.	5.200%	10/15/19	9,270	9,550
L3 Technologies Inc.	4.750%	7/15/20	6,234	6,423
L3 Technologies Inc.	4.950%	2/15/21	4,091	4,266
Lockheed Martin Corp.	4.250%	11/15/19	5,660	5,792
Lockheed Martin Corp.	2.500%	11/23/20	13,819	13,688
Lockheed Martin Corp.	3.350%	9/15/21	3,181	3,207
Lockheed Martin Corp.	3.100%	1/15/23	1,520	1,514
Masco Corp.	7.125%	3/15/20	534	573
Masco Corp.	3.500%	4/1/21	2,710	2,720
Masco Corp.	5.950%	3/15/22	823	891
Mohawk Industries Inc.	3.850%	2/1/23	4,325	4,386
Northrop Grumman Corp.	5.050%	8/1/19	200	206
Northrop Grumman Corp.	2.080%	10/15/20	9,416	9,219
Northrop Grumman Corp.	3.500%	3/15/21	5,611	5,676
Northrop Grumman Corp.	2.550%	10/15/22	12,108	11,737
5 Nvent Finance Sarl	3.950%	4/15/23	1,000	1,001
Owens Corning	4.200%	12/15/22	3,011	3,081
Precision Castparts Corp.	2.250%	6/15/20	7,250	7,174
Precision Castparts Corp.	2.500%	1/15/23	4,400	4,275
Raytheon Co.	4.400%	2/15/20	3,400	3,495
Raytheon Co.	3.125%	10/15/20	6,382	6,417
Raytheon Co.	2.500%	12/15/22	5,363	5,211
Republic Services Inc.	5.500%	9/15/19	5,665	5,889
Republic Services Inc.	5.000%	3/1/20	8,208	8,530
Republic Services Inc.	5.250%	11/15/21	2,729	2,918
Republic Services Inc.	3.550%	6/1/22	4,124	4,168
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,737
Rockwell Collins Inc.	1.950%	7/15/19	3,325	3,288
Rockwell Collins Inc.	2.800%	3/15/22	4,030	3,931

Roper Technologies Inc.	6.250%	9/1/19	2,095	2,194
Roper Technologies Inc.	3.000%	12/15/20	5,387	5,367
Roper Technologies Inc.	2.800%	12/15/21	7,751	7,619
Roper Technologies Inc.	3.125%	11/15/22	5,912	5,835
Stanley Black & Decker Inc.	3.400%	12/1/21	3,000	3,036
Stanley Black & Decker Inc.	2.900%	11/1/22	690	679
4 Stanley Black & Decker Inc.	5.750%	12/15/53	2,190	2,223
United Technologies Corp.	1.500%	11/1/19	6,400	6,294
United Technologies Corp.	4.500%	4/15/20	10,142	10,489
United Technologies Corp.	1.900%	5/4/20	6,285	6,162
United Technologies Corp.	1.950%	11/1/21	6,540	6,265
United Technologies Corp.	3.100%	6/1/22	14,371	14,252
Waste Management Inc.	4.750%	6/30/20	4,827	5,016
Waste Management Inc.	4.600%	3/1/21	2,703	2,813
Waste Management Inc.	2.900%	9/15/22	5,661	5,595
Xylem Inc.	4.875%	10/1/21	5,062	5,350

Communication (1.7%)
21st Century Fox America Inc.	5.650%	8/15/20	6,333	6,708
21st Century Fox America Inc.	4.500%	2/15/21	6,225	6,490
21st Century Fox America Inc.	3.000%	9/15/22	7,225	7,129
Activision Blizzard Inc.	2.300%	9/15/21	7,425	7,168
Activision Blizzard Inc.	2.600%	6/15/22	1,575	1,529
America Movil SAB de CV	5.000%	10/16/19	6,200	6,392
America Movil SAB de CV	5.000%	3/30/20	16,428	16,963
America Movil SAB de CV	3.125%	7/16/22	11,828	11,660
American Tower Corp.	2.800%	6/1/20	5,929	5,879
American Tower Corp.	5.050%	9/1/20	4,573	4,757
American Tower Corp.	3.300%	2/15/21	7,555	7,530
American Tower Corp.	3.450%	9/15/21	6,569	6,573
American Tower Corp.	5.900%	11/1/21	3,787	4,102
American Tower Corp.	2.250%	1/15/22	2,880	2,755
American Tower Corp.	4.700%	3/15/22	3,440	3,596
American Tower Corp.	3.500%	1/31/23	7,300	7,256
AT&T Inc.	5.875%	10/1/19	5,800	6,053
AT&T Inc.	5.200%	3/15/20	10,356	10,775
AT&T Inc.	2.450%	6/30/20	28,387	28,047
AT&T Inc.	4.600%	2/15/21	5,207	5,392
AT&T Inc.	2.800%	2/17/21	14,198	14,062
AT&T Inc.	5.000%	3/1/21	10,094	10,600
AT&T Inc.	4.450%	5/15/21	6,502	6,733
AT&T Inc.	3.875%	8/15/21	8,854	9,014
AT&T Inc.	3.000%	2/15/22	11,021	10,876
AT&T Inc.	3.200%	3/1/22	8,525	8,477
AT&T Inc.	3.800%	3/15/22	5,735	5,814
AT&T Inc.	3.000%	6/30/22	22,375	21,951
AT&T Inc.	2.850%	2/14/23	12,500	12,531
AT&T Inc.	3.600%	2/17/23	7,250	7,274
CBS Corp.	2.300%	8/15/19	8,475	8,403
CBS Corp.	4.300%	2/15/21	1,800	1,848
CBS Corp.	3.375%	3/1/22	5,075	5,055
CBS Corp.	2.500%	2/15/23	3,000	2,851
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.579%	7/23/20	14,520	14,559
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.464%	7/23/22	25,416	25,873
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	5,009	6,313

Comcast Corp.	5.700%	7/1/19	2,195	2,272
Comcast Corp.	5.150%	3/1/20	10,409	10,828
Comcast Corp.	1.625%	1/15/22	4,788	4,527
Comcast Corp.	3.125%	7/15/22	4,124	4,113
Comcast Corp.	2.750%	3/1/23	8,000	7,772
Crown Castle International Corp.	3.400%	2/15/21	6,385	6,412
Crown Castle International Corp.	2.250%	9/1/21	7,601	7,338
Crown Castle International Corp.	4.875%	4/15/22	6,606	6,964
Crown Castle International Corp.	5.250%	1/15/23	12,586	13,369
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,525	4,701
Discovery Communications LLC	5.625%	8/15/19	2,460	2,547
Discovery Communications LLC	2.200%	9/20/19	3,675	3,634
Discovery Communications LLC	4.375%	6/15/21	1,458	1,501
Discovery Communications LLC	3.300%	5/15/22	7,029	6,945
Discovery Communications LLC	2.950%	3/20/23	10,400	10,020
Electronic Arts Inc.	3.700%	3/1/21	7,825	7,937
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,750	2,759
Moody's Corp.	2.750%	7/15/19	7,201	7,207
Moody's Corp.	5.500%	9/1/20	3,452	3,643
Moody's Corp.	2.750%	12/15/21	3,556	3,487
Moody's Corp.	4.500%	9/1/22	250	261
5 Moody's Corp.	2.625%	1/15/23	2,150	2,077
NBCUniversal Media LLC	5.150%	4/30/20	24,724	25,774
NBCUniversal Media LLC	4.375%	4/1/21	16,673	17,285
NBCUniversal Media LLC	2.875%	1/15/23	12,100	11,835
Omnicom Group Inc.	6.250%	7/15/19	3,535	3,689
Omnicom Group Inc.	4.450%	8/15/20	9,335	9,608
Omnicom Group Inc.	3.625%	5/1/22	10,375	10,446
Orange SA	5.375%	7/8/19	4,240	4,368
Orange SA	1.625%	11/3/19	12,577	12,328
Orange SA	4.125%	9/14/21	7,194	7,447
RELX Capital Inc.	3.125%	10/15/22	3,907	3,841
RELX Capital Inc.	3.500%	3/16/23	8,000	8,000
Rogers Communications Inc.	3.000%	3/15/23	4,800	4,717
S&P Global Inc.	3.300%	8/14/20	5,025	5,046
Scripps Networks Interactive Inc.	2.750%	11/15/19	3,920	3,891
Scripps Networks Interactive Inc.	2.800%	6/15/20	3,650	3,601
Scripps Networks Interactive Inc.	3.500%	6/15/22	3,225	3,180
Telefonica Emisiones SAU	5.877%	7/15/19	1,475	1,530
Telefonica Emisiones SAU	5.134%	4/27/20	10,158	10,540
Telefonica Emisiones SAU	5.462%	2/16/21	12,010	12,779
Thomson Reuters Corp.	4.700%	10/15/19	350	360
Thomson Reuters Corp.	3.950%	9/30/21	1,775	1,803
Time Warner Cable LLC	8.250%	4/1/19	6,006	6,303
Time Warner Cable LLC	5.000%	2/1/20	8,225	8,433
Time Warner Cable LLC	4.125%	2/15/21	5,495	5,558
Time Warner Cable LLC	4.000%	9/1/21	10,029	10,070
Time Warner Entertainment Co. LP	8.375%	3/15/23	5,901	6,996
Time Warner Inc.	2.100%	6/1/19	5,425	5,378
Time Warner Inc.	4.875%	3/15/20	13,945	14,420
Time Warner Inc.	4.700%	1/15/21	5,963	6,189
Time Warner Inc.	4.750%	3/29/21	8,025	8,357
Time Warner Inc.	4.000%	1/15/22	3,000	3,061
Time Warner Inc.	3.400%	6/15/22	1,000	997
Verizon Communications Inc.	2.625%	2/21/20	11,043	10,992
Verizon Communications Inc.	3.450%	3/15/21	7,163	7,239
Verizon Communications Inc.	4.600%	4/1/21	10,507	10,945

Verizon Communications Inc.	1.750%	8/15/21	6,675	6,370
Verizon Communications Inc.	3.000%	11/1/21	9,912	9,842
Verizon Communications Inc.	3.500%	11/1/21	11,933	12,028
Verizon Communications Inc.	3.125%	3/16/22	19,708	19,549
Verizon Communications Inc.	2.450%	11/1/22	8,075	7,748
Verizon Communications Inc.	5.150%	9/15/23	6,000	6,477
Viacom Inc.	5.625%	9/15/19	4,000	4,151
Viacom Inc.	3.875%	12/15/21	4,156	4,215
Vodafone Group plc	5.450%	6/10/19	9,381	9,688
Vodafone Group plc	4.375%	3/16/21	3,330	3,440
Vodafone Group plc	2.500%	9/26/22	7,200	6,908
Vodafone Group plc	2.950%	2/19/23	11,123	10,781
Walt Disney Co.	1.850%	5/30/19	5,493	5,453
Walt Disney Co.	0.875%	7/12/19	7,450	7,293
Walt Disney Co.	1.950%	3/4/20	5,170	5,100
Walt Disney Co.	1.800%	6/5/20	7,000	6,871
Walt Disney Co.	2.150%	9/17/20	5,100	5,019
Walt Disney Co.	2.300%	2/12/21	5,489	5,409
Walt Disney Co.	3.750%	6/1/21	3,781	3,877
Walt Disney Co.	2.750%	8/16/21	5,475	5,443
Walt Disney Co.	2.550%	2/15/22	1,650	1,622
Walt Disney Co.	2.450%	3/4/22	3,050	2,987
WPP Finance 2010	4.750%	11/21/21	9,800	10,182
WPP Finance 2010	3.625%	9/7/22	1,295	1,295

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,190	1,248
Alibaba Group Holding Ltd.	2.500%	11/28/19	16,250	16,133
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,350	10,331
Amazon.com Inc.	2.600%	12/5/19	10,731	10,733
5 Amazon.com Inc.	1.900%	8/21/20	7,200	7,051
Amazon.com Inc.	3.300%	12/5/21	6,825	6,917
Amazon.com Inc.	2.500%	11/29/22	7,696	7,509
5 Amazon.com Inc.	2.400%	2/22/23	7,100	6,847
American Honda Finance Corp.	1.200%	7/12/19	8,088	7,939
American Honda Finance Corp.	2.250%	8/15/19	7,252	7,208
American Honda Finance Corp.	2.000%	11/13/19	6,300	6,234
American Honda Finance Corp.	2.000%	2/14/20	11,200	11,033
American Honda Finance Corp.	1.950%	7/20/20	4,770	4,668
American Honda Finance Corp.	2.450%	9/24/20	9,271	9,193
American Honda Finance Corp.	2.650%	2/12/21	4,400	4,379
American Honda Finance Corp.	1.650%	7/12/21	6,865	6,588
American Honda Finance Corp.	1.700%	9/9/21	7,123	6,811
American Honda Finance Corp.	2.600%	11/16/22	4,300	4,223
Aptiv plc	3.150%	11/19/20	3,550	3,538
Automatic Data Processing Inc.	2.250%	9/15/20	8,563	8,459
AutoNation Inc.	5.500%	2/1/20	1,623	1,684
AutoNation Inc.	3.350%	1/15/21	5,650	5,638
AutoZone Inc.	1.625%	4/21/19	5,075	5,012
AutoZone Inc.	4.000%	11/15/20	475	486
AutoZone Inc.	2.500%	4/15/21	900	883
AutoZone Inc.	3.700%	4/15/22	1,516	1,532
Best Buy Co. Inc.	5.500%	3/15/21	1,650	1,739
Block Financial LLC	4.125%	10/1/20	6,000	6,099
Block Financial LLC	5.500%	11/1/22	2,500	2,645
Booking Holdings Inc.	2.750%	3/15/23	4,901	4,726
BorgWarner Inc.	4.625%	9/15/20	450	466

Carnival Corp.	3.950%	10/15/20	2,615	2,679
Costco Wholesale Corp.	1.700%	12/15/19	8,628	8,526
Costco Wholesale Corp.	1.750%	2/15/20	3,533	3,468
Costco Wholesale Corp.	2.150%	5/18/21	8,145	7,987
Costco Wholesale Corp.	2.250%	2/15/22	2,483	2,422
Costco Wholesale Corp.	2.300%	5/18/22	8,637	8,406
DR Horton Inc.	3.750%	3/1/19	4,243	4,272
DR Horton Inc.	2.550%	12/1/20	7,283	7,176
DR Horton Inc.	4.375%	9/15/22	583	602
DR Horton Inc.	4.750%	2/15/23	2,850	2,987
eBay Inc.	2.200%	8/1/19	7,612	7,554
eBay Inc.	2.150%	6/5/20	5,300	5,202
eBay Inc.	3.250%	10/15/20	700	703
eBay Inc.	2.875%	8/1/21	5,125	5,077
eBay Inc.	3.800%	3/9/22	5,402	5,492
eBay Inc.	2.600%	7/15/22	7,603	7,352
eBay Inc.	2.750%	1/30/23	7,284	7,033
Expedia Inc.	5.950%	8/15/20	10,722	11,344
Ford Motor Credit Co. LLC	2.021%	5/3/19	8,100	8,011
Ford Motor Credit Co. LLC	1.897%	8/12/19	2,750	2,706
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,371	9,295
Ford Motor Credit Co. LLC	2.681%	1/9/20	9,800	9,704
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,450	5,897
Ford Motor Credit Co. LLC	2.459%	3/27/20	7,290	7,174
Ford Motor Credit Co. LLC	3.157%	8/4/20	7,160	7,120
Ford Motor Credit Co. LLC	2.343%	11/2/20	12,800	12,445
Ford Motor Credit Co. LLC	3.200%	1/15/21	10,590	10,495
Ford Motor Credit Co. LLC	5.750%	2/1/21	9,425	9,956
Ford Motor Credit Co. LLC	3.336%	3/18/21	16,790	16,670
Ford Motor Credit Co. LLC	5.875%	8/2/21	10,160	10,819
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,196	3,142
Ford Motor Credit Co. LLC	3.339%	3/28/22	14,250	14,011
Ford Motor Credit Co. LLC	2.979%	8/3/22	7,900	7,650
Ford Motor Credit Co. LLC	4.250%	9/20/22	9,585	9,738
General Motors Financial Co. Inc.	2.400%	5/9/19	12,553	12,470
General Motors Financial Co. Inc.	3.500%	7/10/19	11,875	11,939
General Motors Financial Co. Inc.	2.350%	10/4/19	1,255	1,241
General Motors Financial Co. Inc.	3.150%	1/15/20	6,270	6,257
General Motors Financial Co. Inc.	2.650%	4/13/20	775	765
General Motors Financial Co. Inc.	3.200%	7/13/20	22,144	22,064
General Motors Financial Co. Inc.	2.450%	11/6/20	7,006	6,843
General Motors Financial Co. Inc.	3.700%	11/24/20	7,526	7,576
General Motors Financial Co. Inc.	4.200%	3/1/21	10,539	10,738
General Motors Financial Co. Inc.	3.200%	7/6/21	12,877	12,766
General Motors Financial Co. Inc.	4.375%	9/25/21	16,154	16,543
General Motors Financial Co. Inc.	3.450%	1/14/22	11,733	11,656
General Motors Financial Co. Inc.	3.450%	4/10/22	9,537	9,443
General Motors Financial Co. Inc.	3.150%	6/30/22	5,297	5,176
General Motors Financial Co. Inc.	3.250%	1/5/23	1,225	1,194
Home Depot Inc.	2.000%	6/15/19	10,105	10,057
Home Depot Inc.	1.800%	6/5/20	4,000	3,931
Home Depot Inc.	3.950%	9/15/20	1,300	1,335
Home Depot Inc.	2.000%	4/1/21	11,862	11,554
Home Depot Inc.	4.400%	4/1/21	7,533	7,817
Home Depot Inc.	2.625%	6/1/22	8,969	8,826
JD.com Inc.	3.125%	4/29/21	3,700	3,627
Kohl's Corp.	4.000%	11/1/21	4,525	4,596

Kohl's Corp.	3.250%	2/1/23	1,360	1,334
Lowe's Cos. Inc.	1.150%	4/15/19	4,002	3,942
Lowe's Cos. Inc.	4.625%	4/15/20	5,950	6,108
Lowe's Cos. Inc.	3.750%	4/15/21	4,825	4,929
Lowe's Cos. Inc.	3.800%	11/15/21	1,300	1,333
Lowe's Cos. Inc.	3.120%	4/15/22	3,314	3,315
Macy's Retail Holdings Inc.	3.450%	1/15/21	3,050	3,040
Macy's Retail Holdings Inc.	3.875%	1/15/22	800	799
Macy's Retail Holdings Inc.	2.875%	2/15/23	9,425	8,875
Marriott International Inc.	3.375%	10/15/20	3,876	3,895
Marriott International Inc.	2.875%	3/1/21	1,625	1,609
Marriott International Inc.	3.125%	10/15/21	3,725	3,692
Marriott International Inc.	2.300%	1/15/22	2,815	2,704
Marriott International Inc.	3.250%	9/15/22	3,725	3,689
Mastercard Inc.	2.000%	4/1/19	4,300	4,280
Mastercard Inc.	2.000%	11/21/21	5,000	4,852
McDonald's Corp.	1.875%	5/29/19	3,945	3,915
McDonald's Corp.	2.200%	5/26/20	1,526	1,506
McDonald's Corp.	3.500%	7/15/20	2,499	2,538
McDonald's Corp.	2.750%	12/9/20	9,563	9,520
McDonald's Corp.	3.625%	5/20/21	6,118	6,237
McDonald's Corp.	2.625%	1/15/22	8,909	8,770
Nordstrom Inc.	4.750%	5/1/20	3,025	3,118
Nordstrom Inc.	4.000%	10/15/21	2,004	2,043
NVR Inc.	3.950%	9/15/22	2,762	2,819
O'Reilly Automotive Inc.	4.875%	1/14/21	2,435	2,536
O'Reilly Automotive Inc.	4.625%	9/15/21	2,210	2,305
PACCAR Financial Corp.	1.300%	5/10/19	3,575	3,533
PACCAR Financial Corp.	1.950%	2/27/20	275	272
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,991
PACCAR Financial Corp.	2.050%	11/13/20	3,000	2,949
PACCAR Financial Corp.	2.250%	2/25/21	2,725	2,672
PACCAR Financial Corp.	2.800%	3/1/21	2,000	2,002
PACCAR Financial Corp.	1.650%	8/11/21	75	72
PACCAR Financial Corp.	2.300%	8/10/22	2,200	2,136
QVC Inc.	3.125%	4/1/19	2,947	2,940
QVC Inc.	4.375%	3/15/23	8,051	8,044
Ralph Lauren Corp.	2.625%	8/18/20	1,902	1,893
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	1,803	1,765
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,775	5,097
Starbucks Corp.	2.200%	11/22/20	4,201	4,144
Starbucks Corp.	2.100%	2/4/21	8,935	8,748
Starbucks Corp.	2.700%	6/15/22	1,075	1,061
Starbucks Corp.	3.100%	3/1/23	5,725	5,719
Tapestry Inc.	3.000%	7/15/22	2,800	2,703
Target Corp.	2.300%	6/26/19	8,257	8,236
Target Corp.	3.875%	7/15/20	1,000	1,024
Target Corp.	2.900%	1/15/22	7,353	7,354
TJX Cos. Inc.	2.750%	6/15/21	6,005	5,977
Toyota Motor Credit Corp.	1.400%	5/20/19	9,673	9,540
Toyota Motor Credit Corp.	2.125%	7/18/19	10,298	10,229
Toyota Motor Credit Corp.	1.550%	10/18/19	9,650	9,493
Toyota Motor Credit Corp.	2.200%	1/10/20	5,500	5,467
Toyota Motor Credit Corp.	2.150%	3/12/20	12,030	11,880
Toyota Motor Credit Corp.	1.950%	4/17/20	8,731	8,586
Toyota Motor Credit Corp.	4.500%	6/17/20	2,000	2,073
Toyota Motor Credit Corp.	4.250%	1/11/21	3,025	3,130

Toyota Motor Credit Corp.	1.900%	4/8/21	10,975	10,657
Toyota Motor Credit Corp.	2.750%	5/17/21	4,275	4,251
Toyota Motor Credit Corp.	3.400%	9/15/21	7,515	7,617
Toyota Motor Credit Corp.	2.600%	1/11/22	8,540	8,423
Toyota Motor Credit Corp.	3.300%	1/12/22	1,057	1,067
Toyota Motor Credit Corp.	2.150%	9/8/22	9,800	9,418
Toyota Motor Credit Corp.	2.700%	1/11/23	5,000	4,895
VF Corp.	3.500%	9/1/21	2,000	2,037
Visa Inc.	2.200%	12/14/20	26,490	26,153
Visa Inc.	2.150%	9/15/22	5,889	5,667
Visa Inc.	2.800%	12/14/22	18,652	18,382
Walgreens Boots Alliance Inc.	2.700%	11/18/19	6,890	6,882
Walgreens Boots Alliance Inc.	3.300%	11/18/21	19,114	19,029
Walmart Inc.	1.750%	10/9/19	9,519	9,436
Walmart Inc.	3.250%	10/25/20	13,097	13,301
Walmart Inc.	1.900%	12/15/20	20,335	19,910
Walmart Inc.	2.350%	12/15/22	7,987	7,773
Western Union Co.	5.253%	4/1/20	200	208
Western Union Co.	3.600%	3/15/22	6,850	6,836
Wyndham Worldwide Corp.	4.250%	3/1/22	1,227	1,224
Wyndham Worldwide Corp.	3.900%	3/1/23	2,325	2,262

Consumer Noncyclical (4.2%)
Abbott Laboratories	2.350%	11/22/19	13,734	13,669
Abbott Laboratories	2.000%	3/15/20	13,780	13,527
Abbott Laboratories	4.125%	5/27/20	6,075	6,222
Abbott Laboratories	2.800%	9/15/20	3,500	3,484
Abbott Laboratories	2.900%	11/30/21	20,622	20,395
Abbott Laboratories	2.550%	3/15/22	4,605	4,476
AbbVie Inc.	2.500%	5/14/20	27,299	26,968
AbbVie Inc.	2.300%	5/14/21	17,995	17,533
AbbVie Inc.	2.900%	11/6/22	22,482	21,938
AbbVie Inc.	3.200%	11/6/22	10,155	10,033
Actavis Inc.	3.250%	10/1/22	13,407	13,114
Agilent Technologies Inc.	5.000%	7/15/20	3,707	3,861
Agilent Technologies Inc.	3.200%	10/1/22	2,750	2,723
Allergan Funding SCS	2.450%	6/15/19	7,540	7,484
Allergan Funding SCS	3.000%	3/12/20	31,201	31,019
Allergan Funding SCS	3.450%	3/15/22	21,190	21,009
Allergan Inc.	3.375%	9/15/20	2,500	2,501
Altria Group Inc.	9.250%	8/6/19	7,488	8,136
Altria Group Inc.	2.625%	1/14/20	15,740	15,650
Altria Group Inc.	4.750%	5/5/21	11,043	11,532
Altria Group Inc.	2.850%	8/9/22	8,990	8,794
AmerisourceBergen Corp.	3.500%	11/15/21	4,150	4,174
Amgen Inc.	1.900%	5/10/19	7,352	7,303
Amgen Inc.	2.200%	5/22/19	18,988	18,881
Amgen Inc.	2.125%	5/1/20	6,523	6,411
Amgen Inc.	2.200%	5/11/20	8,310	8,178
Amgen Inc.	3.450%	10/1/20	6,146	6,207
Amgen Inc.	4.100%	6/15/21	7,305	7,514
Amgen Inc.	1.850%	8/19/21	5,655	5,414
Amgen Inc.	3.875%	11/15/21	9,355	9,572
Amgen Inc.	2.700%	5/1/22	2,100	2,050
Amgen Inc.	2.650%	5/11/22	7,603	7,402
Amgen Inc.	3.625%	5/15/22	5,720	5,783
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	52,222	51,797

Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	6,050	5,885
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	54,465	54,503
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	7,625	8,113
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	19,906	20,852
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	1,855	1,932
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,425	2,514
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	9,285	9,461
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	23,434	22,742
Archer-Daniels-Midland Co.	4.479%	3/1/21	3,354	3,482
AstraZeneca plc	2.375%	11/16/20	9,832	9,691
AstraZeneca plc	2.375%	6/12/22	9,050	8,747
5 BAT Capital Corp.	2.297%	8/14/20	19,950	19,613
5 BAT Capital Corp.	2.764%	8/15/22	16,342	15,811
Baxalta Inc.	2.875%	6/23/20	2,705	2,686
Baxalta Inc.	3.600%	6/23/22	3,809	3,802
Baxter International Inc.	1.700%	8/15/21	3,300	3,153
Becton Dickinson & Co.	2.133%	6/6/19	5,600	5,541
Becton Dickinson & Co.	2.675%	12/15/19	9,786	9,731
Becton Dickinson & Co.	2.404%	6/5/20	7,950	7,797
Becton Dickinson & Co.	3.250%	11/12/20	4,723	4,713
5 Becton Dickinson & Co.	4.400%	1/15/21	2,295	2,342
Becton Dickinson & Co.	3.125%	11/8/21	7,290	7,171
Becton Dickinson & Co.	2.894%	6/6/22	12,967	12,579
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,075	3,196
Biogen Inc.	2.900%	9/15/20	16,924	16,838
Biogen Inc.	3.625%	9/15/22	2,713	2,739
Boston Scientific Corp.	6.000%	1/15/20	4,591	4,822
Boston Scientific Corp.	2.850%	5/15/20	4,975	4,952
Boston Scientific Corp.	3.375%	5/15/22	3,325	3,315
Bristol-Myers Squibb Co.	2.000%	8/1/22	10,035	9,629
Bunge Ltd. Finance Corp.	8.500%	6/15/19	5,343	5,684
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,940	2,957
Bunge Ltd. Finance Corp.	3.000%	9/25/22	9,425	9,112
Campbell Soup Co.	3.300%	3/15/21	10,235	10,295
Campbell Soup Co.	3.650%	3/15/23	10,000	10,003
Cardinal Health Inc.	1.948%	6/14/19	6,253	6,195
Cardinal Health Inc.	2.400%	11/15/19	75	75
Cardinal Health Inc.	4.625%	12/15/20	3,725	3,858
Cardinal Health Inc.	2.616%	6/15/22	11,970	11,513
Cardinal Health Inc.	3.200%	3/15/23	7,519	7,366
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	2,000	1,944
Celgene Corp.	2.250%	5/15/19	5,104	5,080
Celgene Corp.	2.875%	8/15/20	10,268	10,221
Celgene Corp.	3.950%	10/15/20	8,669	8,825
Celgene Corp.	2.875%	2/19/21	2,425	2,408
Celgene Corp.	2.250%	8/15/21	2,000	1,933
Celgene Corp.	3.250%	8/15/22	3,847	3,792
Celgene Corp.	3.550%	8/15/22	7,272	7,250
Celgene Corp.	2.750%	2/15/23	2,590	2,485
Celgene Corp.	3.250%	2/20/23	5,750	5,649
Church & Dwight Co. Inc.	2.450%	12/15/19	5,051	5,040
Church & Dwight Co. Inc.	2.450%	8/1/22	1,700	1,644
Clorox Co.	3.800%	11/15/21	4	4
Clorox Co.	3.050%	9/15/22	4,425	4,395
Coca-Cola Co.	1.375%	5/30/19	5,938	5,872
Coca-Cola Co.	1.875%	10/27/20	7,925	7,772
Coca-Cola Co.	2.450%	11/1/20	8,095	8,048

Coca-Cola Co.	3.150%	11/15/20	4,285	4,325
Coca-Cola Co.	1.550%	9/1/21	6,940	6,657
Coca-Cola Co.	3.300%	9/1/21	12,747	12,936
Coca-Cola Co.	2.200%	5/25/22	3,650	3,542
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,750	4,806
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,225	1,267
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	275	283
Colgate-Palmolive Co.	2.450%	11/15/21	2,665	2,633
Colgate-Palmolive Co.	2.300%	5/3/22	2,238	2,185
Colgate-Palmolive Co.	2.250%	11/15/22	3,450	3,363
Colgate-Palmolive Co.	1.950%	2/1/23	3,675	3,485
Conagra Brands Inc.	3.200%	1/25/23	250	248
Constellation Brands Inc.	2.000%	11/7/19	3,925	3,881
Constellation Brands Inc.	3.875%	11/15/19	7,051	7,171
Constellation Brands Inc.	2.250%	11/6/20	6,750	6,610
Constellation Brands Inc.	3.750%	5/1/21	4,228	4,288
Constellation Brands Inc.	2.700%	5/9/22	6,540	6,331
Constellation Brands Inc.	2.650%	11/7/22	1,000	966
Constellation Brands Inc.	3.200%	2/15/23	4,000	3,923
Covidien International Finance SA	4.200%	6/15/20	4,475	4,600
Covidien International Finance SA	3.200%	6/15/22	8,204	8,219
CVS Health Corp.	2.250%	8/12/19	3,978	3,940
CVS Health Corp.	3.125%	3/9/20	18,000	18,033
CVS Health Corp.	2.800%	7/20/20	28,811	28,606
CVS Health Corp.	3.350%	3/9/21	22,000	22,066
CVS Health Corp.	2.125%	6/1/21	12,936	12,471
CVS Health Corp.	3.500%	7/20/22	8,450	8,422
CVS Health Corp.	2.750%	12/1/22	5,296	5,090
CVS Health Corp.	4.750%	12/1/22	1,875	1,953
CVS Health Corp.	3.700%	3/9/23	33,395	33,568
Danaher Corp.	2.400%	9/15/20	3,752	3,723
Diageo Capital plc	4.828%	7/15/20	85	89
Diageo Investment Corp.	2.875%	5/11/22	11,296	11,145
Dignity Health California GO	2.637%	11/1/19	1,952	1,942
Eli Lilly & Co.	2.350%	5/15/22	2,325	2,266
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,613	7,492
Estee Lauder Cos. Inc.	1.700%	5/10/21	5,575	5,373
Express Scripts Holding Co.	2.250%	6/15/19	8,007	7,962
Express Scripts Holding Co.	2.600%	11/30/20	8,710	8,563
Express Scripts Holding Co.	3.300%	2/25/21	9,500	9,481
Express Scripts Holding Co.	4.750%	11/15/21	12,566	13,090
Express Scripts Holding Co.	3.900%	2/15/22	9,220	9,327
Express Scripts Holding Co.	3.050%	11/30/22	10,600	10,395
Flowers Foods Inc.	4.375%	4/1/22	2,975	3,066
General Mills Inc.	2.200%	10/21/19	3,525	3,490
General Mills Inc.	3.150%	12/15/21	6,753	6,687
General Mills Inc.	2.600%	10/12/22	4,000	3,843
Gilead Sciences Inc.	2.050%	4/1/19	13,675	13,619
Gilead Sciences Inc.	1.850%	9/20/19	7,202	7,148
Gilead Sciences Inc.	2.350%	2/1/20	1,450	1,438
Gilead Sciences Inc.	2.550%	9/1/20	18,308	18,157
Gilead Sciences Inc.	4.500%	4/1/21	7,012	7,296
Gilead Sciences Inc.	4.400%	12/1/21	12,413	12,918
Gilead Sciences Inc.	1.950%	3/1/22	2,250	2,153
Gilead Sciences Inc.	3.250%	9/1/22	7,166	7,171
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,075	3,985
GlaxoSmithKline Capital plc	2.850%	5/8/22	6,627	6,555

Hasbro Inc.	3.150%	5/15/21	2,040	2,041
Hershey Co.	4.125%	12/1/20	1,450	1,494
Hillshire Brands Co.	4.100%	9/15/20	673	687
Ingredion Inc.	4.625%	11/1/20	2,100	2,177
JM Smucker Co.	2.200%	12/6/19	1,500	1,489
JM Smucker Co.	2.500%	3/15/20	10,206	10,107
JM Smucker Co.	3.500%	10/15/21	100	101
JM Smucker Co.	3.000%	3/15/22	3,000	2,968
Johnson & Johnson	1.875%	12/5/19	5,302	5,255
Johnson & Johnson	2.950%	9/1/20	3,095	3,116
Johnson & Johnson	1.950%	11/10/20	1,610	1,585
Johnson & Johnson	1.650%	3/1/21	8,310	8,085
Johnson & Johnson	3.550%	5/15/21	3,500	3,589
Johnson & Johnson	2.450%	12/5/21	995	983
Johnson & Johnson	2.250%	3/3/22	13,250	12,975
Johnson & Johnson	2.050%	3/1/23	5,295	5,094
Kaiser Foundation Hospitals	3.500%	4/1/22	1,830	1,860
Kellogg Co.	4.150%	11/15/19	1,201	1,227
Kellogg Co.	4.000%	12/15/20	5,663	5,800
Kimberly-Clark Corp.	1.900%	5/22/19	3,990	3,961
Kimberly-Clark Corp.	2.400%	3/1/22	825	804
Koninklijke Philips NV	3.750%	3/15/22	7,475	7,643
Kraft Foods Group Inc.	5.375%	2/10/20	5,770	6,003
Kraft Foods Group Inc.	3.500%	6/6/22	8,166	8,149
Kraft Heinz Foods Co.	2.800%	7/2/20	15,150	15,043
Kraft Heinz Foods Co.	3.500%	7/15/22	7,685	7,671
Kroger Co.	2.950%	11/1/21	300	296
Laboratory Corp. of America Holdings	2.625%	2/1/20	900	893
Laboratory Corp. of America Holdings	4.625%	11/15/20	125	129
Laboratory Corp. of America Holdings	3.200%	2/1/22	1,124	1,117
Laboratory Corp. of America Holdings	3.750%	8/23/22	4,315	4,361
Life Technologies Corp.	6.000%	3/1/20	5,305	5,584
Life Technologies Corp.	5.000%	1/15/21	225	234
McCormick & Co. Inc.	3.900%	7/15/21	265	271
McCormick & Co. Inc.	2.700%	8/15/22	3,056	2,972
McKesson Corp.	2.850%	3/15/23	1,980	1,905
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,826	1,889
Mead Johnson Nutrition Co.	3.000%	11/15/20	7,688	7,673
Medco Health Solutions Inc.	4.125%	9/15/20	5,058	5,162
Medtronic Inc.	2.500%	3/15/20	33,266	33,068
Medtronic Inc.	4.450%	3/15/20	1,075	1,099
Medtronic Inc.	4.125%	3/15/21	2,321	2,389
Medtronic Inc.	3.125%	3/15/22	765	764
Medtronic Inc.	3.150%	3/15/22	19,753	19,786
Merck & Co. Inc.	1.850%	2/10/20	6,045	5,971
Merck & Co. Inc.	3.875%	1/15/21	9,550	9,830
Merck & Co. Inc.	2.350%	2/10/22	7,176	7,027
Merck & Co. Inc.	2.400%	9/15/22	9,967	9,738
Merck Sharp & Dohme Corp.	5.000%	6/30/19	6,565	6,769
Molson Coors Brewing Co.	1.450%	7/15/19	3,455	3,402
Molson Coors Brewing Co.	2.250%	3/15/20	5,823	5,740
Molson Coors Brewing Co.	2.100%	7/15/21	7,625	7,333
Molson Coors Brewing Co.	3.500%	5/1/22	2,925	2,938
Mylan NV	2.500%	6/7/19	5,176	5,132
Mylan NV	3.750%	12/15/20	1,247	1,255
Mylan NV	3.150%	6/15/21	13,909	13,670
Newell Brands Inc.	2.875%	12/1/19	5,851	5,858

Newell Brands Inc.	3.150%	4/1/21	12,570	12,452
Novartis Capital Corp.	1.800%	2/14/20	14,000	13,815
Novartis Capital Corp.	4.400%	4/24/20	7,135	7,393
Novartis Capital Corp.	2.400%	5/17/22	7,425	7,241
Novartis Capital Corp.	2.400%	9/21/22	11,037	10,724
PepsiCo Inc.	1.550%	5/2/19	8,113	8,046
PepsiCo Inc.	1.350%	10/4/19	3,778	3,717
PepsiCo Inc.	4.500%	1/15/20	1,600	1,650
PepsiCo Inc.	1.850%	4/30/20	9,287	9,128
PepsiCo Inc.	2.150%	10/14/20	19,235	18,956
PepsiCo Inc.	3.125%	11/1/20	4,549	4,592
PepsiCo Inc.	2.000%	4/15/21	9,000	8,781
PepsiCo Inc.	3.000%	8/25/21	5,000	5,022
PepsiCo Inc.	1.700%	10/6/21	10,912	10,481
PepsiCo Inc.	2.750%	3/5/22	5,702	5,665
PepsiCo Inc.	2.250%	5/2/22	5,159	5,015
PepsiCo Inc.	3.100%	7/17/22	2,965	2,974
PepsiCo Inc.	2.750%	3/1/23	10,000	9,858
PerkinElmer Inc.	5.000%	11/15/21	3,000	3,151
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,603	2,614
Perrigo Finance Unlimited Co.	3.500%	12/15/21	1,169	1,160
Pfizer Inc.	2.100%	5/15/19	13,204	13,163
Pfizer Inc.	1.450%	6/3/19	8,458	8,368
Pfizer Inc.	1.700%	12/15/19	13,465	13,296
Pfizer Inc.	5.200%	8/12/20	1,570	1,659
Pfizer Inc.	1.950%	6/3/21	955	933
Pfizer Inc.	2.200%	12/15/21	11,144	10,887
Philip Morris International Inc.	2.000%	2/21/20	7,130	7,025
Philip Morris International Inc.	4.500%	3/26/20	4,486	4,622
Philip Morris International Inc.	1.875%	2/25/21	8,921	8,622
Philip Morris International Inc.	4.125%	5/17/21	1,920	1,976
Philip Morris International Inc.	2.900%	11/15/21	5,644	5,582
Philip Morris International Inc.	2.625%	2/18/22	4,280	4,201
Philip Morris International Inc.	2.375%	8/17/22	5,128	4,937
Philip Morris International Inc.	2.500%	8/22/22	5,162	4,984
Philip Morris International Inc.	2.500%	11/2/22	8,495	8,189
4 Procter & Gamble - Esop	9.360%	1/1/21	3,204	3,494
Procter & Gamble Co.	1.750%	10/25/19	10,976	10,885
Procter & Gamble Co.	1.900%	11/1/19	4,843	4,806
Procter & Gamble Co.	1.900%	10/23/20	6,775	6,656
Procter & Gamble Co.	1.850%	2/2/21	2,175	2,124
Procter & Gamble Co.	1.700%	11/3/21	7,610	7,326
Procter & Gamble Co.	2.300%	2/6/22	6,172	6,044
Quest Diagnostics Inc.	2.700%	4/1/19	8,417	8,420
Quest Diagnostics Inc.	2.500%	3/30/20	2,990	2,961
Quest Diagnostics Inc.	4.700%	4/1/21	349	364
Reynolds American Inc.	8.125%	6/23/19	2,475	2,627
Reynolds American Inc.	6.875%	5/1/20	1,925	2,068
Reynolds American Inc.	3.250%	6/12/20	14,233	14,256
Reynolds American Inc.	4.000%	6/12/22	4,621	4,686
Sanofi	4.000%	3/29/21	14,845	15,240
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	28,716	28,258
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	28,164	27,120
Stryker Corp.	4.375%	1/15/20	3,585	3,676
Stryker Corp.	2.625%	3/15/21	9,455	9,342
Sysco Corp.	1.900%	4/1/19	4,542	4,516
Sysco Corp.	2.600%	10/1/20	1,120	1,111

Sysco Corp.	2.500%	7/15/21	2,975	2,919
Sysco Corp.	2.600%	6/12/22	4,950	4,811
The Kroger Co.	1.500%	9/30/19	4,138	4,051
The Kroger Co.	6.150%	1/15/20	6,199	6,534
The Kroger Co.	3.300%	1/15/21	7,950	7,983
The Kroger Co.	2.600%	2/1/21	2,370	2,326
The Kroger Co.	3.400%	4/15/22	750	747
The Kroger Co.	2.800%	8/1/22	3,975	3,867
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,375	1,424
Thermo Fisher Scientific Inc.	4.500%	3/1/21	6,830	7,098
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,900	7,984
Thermo Fisher Scientific Inc.	3.300%	2/15/22	2,001	1,995
Thermo Fisher Scientific Inc.	3.150%	1/15/23	5,300	5,213
Tupperware Brands Corp.	4.750%	6/1/21	4,378	4,494
Tyson Foods Inc.	2.650%	8/15/19	8,118	8,115
Tyson Foods Inc.	2.250%	8/23/21	7,115	6,853
Tyson Foods Inc.	4.500%	6/15/22	5,479	5,682
Unilever Capital Corp.	1.800%	5/5/20	935	920
Unilever Capital Corp.	2.100%	7/30/20	1,200	1,185
Unilever Capital Corp.	4.250%	2/10/21	6,112	6,326
Unilever Capital Corp.	1.375%	7/28/21	6,525	6,184
Unilever Capital Corp.	2.200%	5/5/22	6,000	5,807
Whirlpool Corp.	4.850%	6/15/21	2,190	2,295
Whirlpool Corp.	4.700%	6/1/22	2,148	2,259
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,275	1,310
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	13,357	13,212
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	4,477	4,379
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	3,000	3,005
Zoetis Inc.	3.450%	11/13/20	3,225	3,247
Zoetis Inc.	3.250%	2/1/23	10,125	10,025

Energy (2.0%)
Anadarko Petroleum Corp.	6.950%	6/15/19	4,126	4,313
Anadarko Petroleum Corp.	4.850%	3/15/21	8,765	9,108
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	5.500%	10/15/19	1,293	1,329
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	3.500%	12/1/22	3,175	3,115
Apache Corp.	3.625%	2/1/21	4,000	4,031
Apache Corp.	3.250%	4/15/22	10,428	10,275
Baker Hughes a GE Co. LLC	3.200%	8/15/21	5,070	5,079
Baker Hughes a GE Co. LLC / Baker Hughes Co-
Obligor Inc.	2.773%	12/15/22	11,250	10,944
Boardwalk Pipelines LP	5.750%	9/15/19	4,120	4,267
Boardwalk Pipelines LP	3.375%	2/1/23	550	532
BP Capital Markets plc	1.676%	5/3/19	869	861
BP Capital Markets plc	2.237%	5/10/19	18,755	18,712
BP Capital Markets plc	1.768%	9/19/19	4,802	4,737
BP Capital Markets plc	2.521%	1/15/20	2,917	2,907
BP Capital Markets plc	2.315%	2/13/20	14,649	14,584
BP Capital Markets plc	4.500%	10/1/20	9,063	9,460
BP Capital Markets plc	4.742%	3/11/21	10,400	10,884
BP Capital Markets plc	2.112%	9/16/21	10,175	9,860
BP Capital Markets plc	3.062%	3/17/22	13,785	13,738
BP Capital Markets plc	3.245%	5/6/22	13,046	13,037
BP Capital Markets plc	2.520%	9/19/22	3,000	2,911
BP Capital Markets plc	2.500%	11/6/22	15,384	14,855

Buckeye Partners LP	4.875%	2/1/21	2,610	2,679
Canadian Natural Resources Ltd.	3.450%	11/15/21	110	110
Canadian Natural Resources Ltd.	2.950%	1/15/23	10,600	10,293
Cenovus Energy Inc.	5.700%	10/15/19	13,955	14,426
Cenovus Energy Inc.	3.000%	8/15/22	2,504	2,407
Chevron Corp.	1.561%	5/16/19	5,852	5,789
Chevron Corp.	2.193%	11/15/19	16,971	16,869
Chevron Corp.	1.961%	3/3/20	10,489	10,348
Chevron Corp.	1.991%	3/3/20	8,625	8,518
Chevron Corp.	2.427%	6/24/20	12,974	12,899
Chevron Corp.	2.419%	11/17/20	11,240	11,132
Chevron Corp.	2.100%	5/16/21	12,531	12,222
Chevron Corp.	2.411%	3/3/22	1,000	979
Chevron Corp.	2.498%	3/3/22	6,665	6,534
Chevron Corp.	2.355%	12/5/22	9,265	8,969
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,000	1,000
ConocoPhillips Co.	2.400%	12/15/22	900	863
Devon Energy Corp.	4.000%	7/15/21	575	585
Devon Energy Corp.	3.250%	5/15/22	11,668	11,511
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	8,628	8,597
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	7,495	7,425
Enable Midstream Partners LP	2.400%	5/15/19	3,092	3,065
Enbridge Energy Partners LP	4.375%	10/15/20	5,498	5,605
Enbridge Energy Partners LP	4.200%	9/15/21	1,125	1,141
Enbridge Inc.	2.900%	7/15/22	4,600	4,467
Encana Corp.	6.500%	5/15/19	4,153	4,304
Encana Corp.	3.900%	11/15/21	1,925	1,950
Energy Transfer LP	9.000%	4/15/19	7,743	8,167
Energy Transfer LP	4.150%	10/1/20	7,523	7,620
Energy Transfer LP	4.650%	6/1/21	2,825	2,904
Energy Transfer LP	5.200%	2/1/22	6,925	7,269
Energy Transfer LP	3.600%	2/1/23	7,200	7,018
EnLink Midstream Partners LP	2.700%	4/1/19	2,324	2,308
Enterprise Products Operating LLC	2.550%	10/15/19	4,634	4,599
Enterprise Products Operating LLC	5.250%	1/31/20	3,536	3,670
Enterprise Products Operating LLC	5.200%	9/1/20	3,193	3,330
Enterprise Products Operating LLC	2.800%	2/15/21	5,800	5,736
Enterprise Products Operating LLC	2.850%	4/15/21	10,000	9,879
Enterprise Products Operating LLC	4.050%	2/15/22	2,518	2,576
Enterprise Products Operating LLC	3.350%	3/15/23	8,967	8,937
4 Enterprise Products Operating LLC	4.875%	8/16/77	1,500	1,474
EOG Resources Inc.	5.625%	6/1/19	5,070	5,226
EOG Resources Inc.	2.450%	4/1/20	3,200	3,169
EOG Resources Inc.	4.100%	2/1/21	9,990	10,216
EOG Resources Inc.	2.625%	3/15/23	4,778	4,601
EQT Corp.	8.125%	6/1/19	6,830	7,232
EQT Corp.	2.500%	10/1/20	2,402	2,350
EQT Corp.	4.875%	11/15/21	975	1,015
EQT Corp.	3.000%	10/1/22	1,515	1,465
Exxon Mobil Corp.	1.912%	3/6/20	26,526	26,169
Exxon Mobil Corp.	2.222%	3/1/21	28,442	28,035
Exxon Mobil Corp.	2.397%	3/6/22	4,204	4,121
Halliburton Co.	3.250%	11/15/21	2,806	2,813
Husky Energy Inc.	7.250%	12/15/19	1,500	1,602
Husky Energy Inc.	3.950%	4/15/22	625	636
Kinder Morgan Energy Partners LP	6.850%	2/15/20	3,850	4,093
Kinder Morgan Energy Partners LP	6.500%	4/1/20	15,115	16,009

Kinder Morgan Energy Partners LP	5.300%	9/15/20	200	208
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,960	7,962
Kinder Morgan Energy Partners LP	5.800%	3/1/21	2,300	2,437
Kinder Morgan Energy Partners LP	5.000%	10/1/21	5,251	5,452
Kinder Morgan Energy Partners LP	3.950%	9/1/22	525	529
Kinder Morgan Energy Partners LP	3.450%	2/15/23	10,249	10,000
Kinder Morgan Inc.	3.050%	12/1/19	5,719	5,717
Kinder Morgan Inc.	6.500%	9/15/20	2,225	2,371
Kinder Morgan Inc.	3.150%	1/15/23	50	48
Magellan Midstream Partners LP	6.550%	7/15/19	1,065	1,110
Magellan Midstream Partners LP	4.250%	2/1/21	3	3
Marathon Oil Corp.	2.700%	6/1/20	7,933	7,817
Marathon Petroleum Corp.	3.400%	12/15/20	5,155	5,200
Marathon Petroleum Corp.	5.125%	3/1/21	10,654	11,204
MPLX LP	3.375%	3/15/23	3,500	3,462
Nabors Industries Inc.	9.250%	1/15/19	925	963
National Fuel Gas Co.	4.900%	12/1/21	2,125	2,204
National Fuel Gas Co.	3.750%	3/1/23	2,816	2,804
National Oilwell Varco Inc.	2.600%	12/1/22	15,368	14,667
Noble Energy Inc.	5.625%	5/1/21	950	964
Noble Energy Inc.	4.150%	12/15/21	15,315	15,609
Occidental Petroleum Corp.	4.100%	2/1/21	11,453	11,778
Occidental Petroleum Corp.	3.125%	2/15/22	7,598	7,573
Occidental Petroleum Corp.	2.600%	4/15/22	3,678	3,597
Occidental Petroleum Corp.	2.700%	2/15/23	3,450	3,374
ONEOK Inc.	4.250%	2/1/22	10,400	10,630
ONEOK Partners LP	3.800%	3/15/20	250	252
ONEOK Partners LP	3.375%	10/1/22	3,762	3,716
Phillips 66	4.300%	4/1/22	15,135	15,655
Phillips 66 Partners LP	2.646%	2/15/20	1,600	1,584
Pioneer Natural Resources Co.	7.500%	1/15/20	4,000	4,301
Pioneer Natural Resources Co.	3.450%	1/15/21	3,885	3,901
Pioneer Natural Resources Co.	3.950%	7/15/22	3,565	3,625
Plains All American Pipeline LP / PAA Finance Corp.	2.600%	12/15/19	4,557	4,495
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	7,110	7,388
Plains All American Pipeline LP / PAA Finance Corp.	5.000%	2/1/21	4,975	5,132
Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	1,000	986
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.750%	9/1/20	4,543	4,753
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.875%	3/1/22	9,219	9,830
Regency Energy Partners LP / Regency Energy
Finance Corp.	5.000%	10/1/22	3,772	3,932
Sabine Pass Liquefaction LLC	5.625%	2/1/21	25,385	26,686
Sabine Pass Liquefaction LLC	6.250%	3/15/22	8,990	9,743
Shell International Finance BV	1.375%	5/10/19	12,250	12,099
Shell International Finance BV	1.375%	9/12/19	14,700	14,439
Shell International Finance BV	4.300%	9/22/19	15,250	15,598
Shell International Finance BV	2.125%	5/11/20	26,297	25,880
Shell International Finance BV	2.250%	11/10/20	9,708	9,561
Shell International Finance BV	1.875%	5/10/21	8,950	8,651
Shell International Finance BV	1.750%	9/12/21	10,450	10,022
Shell International Finance BV	2.375%	8/21/22	12,609	12,235
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	8,800	8,978
Total Capital International SA	2.100%	6/19/19	9,853	9,781
Total Capital International SA	2.750%	6/19/21	1,975	1,958
Total Capital International SA	2.875%	2/17/22	7,835	7,777

Total Capital International SA	2.700%	1/25/23	2,675	2,613
Total Capital SA	4.450%	6/24/20	14,418	14,888
Total Capital SA	4.125%	1/28/21	2,975	3,065
Total Capital SA	4.250%	12/15/21	6,635	6,910
TransCanada PipeLines Ltd.	2.125%	11/15/19	5,490	5,430
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,585	1,614
Valero Energy Corp.	6.125%	2/1/20	2,543	2,681
Western Gas Partners LP	5.375%	6/1/21	4,882	5,098
Western Gas Partners LP	4.000%	7/1/22	7,222	7,237
Williams Partners LP	5.250%	3/15/20	20,210	20,953
Williams Partners LP	4.125%	11/15/20	2,596	2,640
Williams Partners LP	4.000%	11/15/21	7,421	7,500
Williams Partners LP	3.600%	3/15/22	3,425	3,408
Williams Partners LP	3.350%	8/15/22	6,059	5,942

Other Industrial (0.0%)
Cintas Corp. No 2	2.900%	4/1/22	2,325	2,295
Yale University Connecticut GO	2.086%	4/15/19	3,550	3,539

Technology (2.4%)
Adobe Systems Inc.	4.750%	2/1/20	6,425	6,653
Alphabet Inc.	3.625%	5/19/21	3,772	3,878
Amphenol Corp.	2.200%	4/1/20	5,542	5,460
Analog Devices Inc.	2.850%	3/12/20	2,000	1,997
Analog Devices Inc.	2.500%	12/5/21	3,060	2,981
Apple Inc.	2.100%	5/6/19	14,691	14,652
Apple Inc.	1.100%	8/2/19	8,399	8,258
Apple Inc.	1.500%	9/12/19	7,287	7,198
Apple Inc.	1.800%	11/13/19	5,749	5,694
Apple Inc.	1.550%	2/7/20	14,279	14,017
Apple Inc.	1.900%	2/7/20	7,962	7,866
Apple Inc.	2.000%	5/6/20	10,489	10,362
Apple Inc.	1.800%	5/11/20	7,520	7,401
Apple Inc.	2.000%	11/13/20	8,725	8,571
Apple Inc.	2.250%	2/23/21	23,114	22,769
Apple Inc.	2.850%	5/6/21	22,597	22,596
Apple Inc.	1.550%	8/4/21	13,455	12,906
Apple Inc.	2.150%	2/9/22	8,745	8,497
Apple Inc.	2.500%	2/9/22	15,810	15,562
Apple Inc.	2.300%	5/11/22	14,098	13,739
Apple Inc.	2.700%	5/13/22	8,825	8,732
Apple Inc.	2.850%	2/23/23	14,091	13,955
Applied Materials Inc.	2.625%	10/1/20	6,472	6,442
Applied Materials Inc.	4.300%	6/15/21	3,700	3,841
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,473
Arrow Electronics Inc.	4.500%	3/1/23	1,249	1,283
Autodesk Inc.	3.125%	6/15/20	1,975	1,981
Avnet Inc.	5.875%	6/15/20	755	791
Avnet Inc.	3.750%	12/1/21	4,300	4,301
Avnet Inc.	4.875%	12/1/22	1,950	2,021
Baidu Inc.	2.750%	6/9/19	7,100	7,076
Baidu Inc.	3.000%	6/30/20	3,550	3,530
Baidu Inc.	2.875%	7/6/22	7,625	7,396
Baidu Inc.	3.500%	11/28/22	5,780	5,747
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375%	1/15/20	20,447	20,165
Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.200%	1/15/21	6,800	6,598
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.000%	1/15/22	27,850	27,288

Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.650%	1/15/23	8,825	8,405
CA Inc.	5.375%	12/1/19	4,026	4,175
CA Inc.	3.600%	8/1/20	4,301	4,335
CA Inc.	3.600%	8/15/22	2,575	2,593
Cisco Systems Inc.	1.400%	9/20/19	5,597	5,513
Cisco Systems Inc.	4.450%	1/15/20	17,069	17,601
Cisco Systems Inc.	2.450%	6/15/20	21,594	21,458
Cisco Systems Inc.	2.200%	2/28/21	10,568	10,376
Cisco Systems Inc.	2.900%	3/4/21	3,265	3,274
Cisco Systems Inc.	1.850%	9/20/21	16,047	15,474
Cisco Systems Inc.	3.000%	6/15/22	2,575	2,571
Cisco Systems Inc.	2.600%	2/28/23	4,000	3,902
Corning Inc.	6.625%	5/15/19	5,090	5,301
Corning Inc.	4.250%	8/15/20	907	930
5 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	3.480%	6/1/19	27,245	27,409
5 Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	4.420%	6/15/21	38,463	39,452
DXC Technology Co.	2.875%	3/27/20	4,120	4,098
Equifax Inc.	3.300%	12/15/22	3,955	3,919
Fidelity National Information Services Inc.	3.625%	10/15/20	7,370	7,464
Fidelity National Information Services Inc.	2.250%	8/15/21	13,910	13,447
Fiserv Inc.	2.700%	6/1/20	6,980	6,949
Fiserv Inc.	4.625%	10/1/20	3,023	3,138
Fiserv Inc.	3.500%	10/1/22	6,928	6,958
Flex Ltd.	4.625%	2/15/20	3,508	3,593
Flex Ltd.	5.000%	2/15/23	3,307	3,471
Hewlett Packard Enterprise Co.	3.600%	10/15/20	24,573	24,806
Hewlett Packard Enterprise Co.	4.400%	10/15/22	14,091	14,592
HP Inc.	3.750%	12/1/20	650	658
HP Inc.	4.375%	9/15/21	10,600	10,989
HP Inc.	4.050%	9/15/22	2,413	2,479
IBM Credit LLC	1.625%	9/6/19	5,002	4,944
IBM Credit LLC	1.800%	1/20/21	5,425	5,271
IBM Credit LLC	2.650%	2/5/21	6,000	5,970
IBM Credit LLC	2.200%	9/8/22	4,500	4,317
IBM Credit LLC	3.000%	2/6/23	6,000	5,932
Intel Corp.	1.850%	5/11/20	3,650	3,587
Intel Corp.	2.450%	7/29/20	4,780	4,749
Intel Corp.	1.700%	5/19/21	3,600	3,475
Intel Corp.	3.300%	10/1/21	11,331	11,510
Intel Corp.	2.350%	5/11/22	5,350	5,226
Intel Corp.	3.100%	7/29/22	9,120	9,155
Intel Corp.	2.700%	12/15/22	10,854	10,682
International Business Machines Corp.	1.875%	5/15/19	703	699
International Business Machines Corp.	1.800%	5/17/19	19,361	19,198
International Business Machines Corp.	8.375%	11/1/19	350	382
International Business Machines Corp.	1.900%	1/27/20	6,722	6,623
International Business Machines Corp.	1.625%	5/15/20	4,350	4,249
International Business Machines Corp.	2.250%	2/19/21	7,529	7,390
International Business Machines Corp.	2.500%	1/27/22	7,085	6,947
International Business Machines Corp.	1.875%	8/1/22	3,875	3,679
International Business Machines Corp.	2.875%	11/9/22	5,575	5,488
Jabil Inc.	5.625%	12/15/20	2,616	2,761
Juniper Networks Inc.	3.300%	6/15/20	1,550	1,551
Juniper Networks Inc.	4.600%	3/15/21	1,625	1,681
Keysight Technologies Inc.	3.300%	10/30/19	3,201	3,206
KLA-Tencor Corp.	4.125%	11/1/21	3,171	3,247
Lam Research Corp.	2.750%	3/15/20	3,655	3,643

Lam Research Corp.	2.800%	6/15/21	5,735	5,658
Maxim Integrated Products Inc.	3.375%	3/15/23	3,599	3,560
Microsoft Corp.	4.200%	6/1/19	9,613	9,818
Microsoft Corp.	1.100%	8/8/19	18,062	17,758
Microsoft Corp.	1.850%	2/6/20	6,061	5,995
Microsoft Corp.	1.850%	2/12/20	11,717	11,603
Microsoft Corp.	3.000%	10/1/20	6,454	6,512
Microsoft Corp.	2.000%	11/3/20	16,444	16,168
Microsoft Corp.	4.000%	2/8/21	260	269
Microsoft Corp.	1.550%	8/8/21	21,795	20,909
Microsoft Corp.	2.400%	2/6/22	14,594	14,328
Microsoft Corp.	2.375%	2/12/22	14,289	14,010
Microsoft Corp.	2.650%	11/3/22	8,874	8,759
Microsoft Corp.	2.125%	11/15/22	5,356	5,166
Motorola Solutions Inc.	3.500%	9/1/21	950	951
Motorola Solutions Inc.	3.750%	5/15/22	6,757	6,743
Motorola Solutions Inc.	3.500%	3/1/23	5,000	4,908
NetApp Inc.	2.000%	9/27/19	5,201	5,140
NetApp Inc.	3.375%	6/15/21	1,975	1,973
NVIDIA Corp.	2.200%	9/16/21	8,320	8,113
Oracle Corp.	5.000%	7/8/19	13,481	13,915
Oracle Corp.	2.250%	10/8/19	15,422	15,343
Oracle Corp.	3.875%	7/15/20	7,375	7,563
Oracle Corp.	2.800%	7/8/21	2,965	2,948
Oracle Corp.	1.900%	9/15/21	35,504	34,277
Oracle Corp.	2.500%	5/15/22	17,110	16,668
Oracle Corp.	2.500%	10/15/22	19,037	18,546
Oracle Corp.	2.625%	2/15/23	3,175	3,097
Pitney Bowes Inc.	3.625%	10/1/21	3,820	3,640
Pitney Bowes Inc.	4.125%	5/15/22	2,800	2,648
QUALCOMM Inc.	1.850%	5/20/19	9,215	9,147
QUALCOMM Inc.	2.100%	5/20/20	12,850	12,700
QUALCOMM Inc.	2.250%	5/20/20	12,847	12,658
QUALCOMM Inc.	3.000%	5/20/22	14,626	14,405
QUALCOMM Inc.	2.600%	1/30/23	10,900	10,414
5 Seagate HDD Cayman	4.250%	3/1/22	5,650	5,579
Tech Data Corp.	3.700%	2/15/22	3,960	3,907
Texas Instruments Inc.	1.650%	8/3/19	3,713	3,667
Texas Instruments Inc.	1.750%	5/1/20	800	784
Texas Instruments Inc.	2.750%	3/12/21	3,765	3,752
Texas Instruments Inc.	1.850%	5/15/22	3,950	3,779
Total System Services Inc.	3.800%	4/1/21	10,495	10,604
Tyco Electronics Group SA	2.350%	8/1/19	3,546	3,517
Tyco Electronics Group SA	4.875%	1/15/21	5,727	6,000
Verisk Analytics Inc.	5.800%	5/1/21	3,365	3,611
Verisk Analytics Inc.	4.125%	9/12/22	2,525	2,599
VMware Inc.	2.300%	8/21/20	11,300	10,993
VMware Inc.	2.950%	8/21/22	11,362	10,929
Xerox Corp.	5.625%	12/15/19	4,075	4,224
Xerox Corp.	2.800%	5/15/20	2,725	2,695
Xerox Corp.	2.750%	9/1/20	1,500	1,471
Xerox Corp.	4.500%	5/15/21	7,600	7,745
Xerox Corp.	4.070%	3/17/22	264	264
Xerox Corp.	3.625%	3/15/23	7,000	6,832
Xilinx Inc.	3.000%	3/15/21	1,570	1,561

Transportation (0.4%)
4 American Airlines 2013-2 Class A Pass Through
Trust	4.950%	7/15/24	8,357	8,685
Burlington Northern Santa Fe LLC	4.700%	10/1/19	2,453	2,521
Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,175	1,191
Burlington Northern Santa Fe LLC	3.450%	9/15/21	5,150	5,216
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,900	2,897
Burlington Northern Santa Fe LLC	3.050%	9/1/22	4,729	4,724
Burlington Northern Santa Fe LLC	3.000%	3/15/23	12,496	12,391
Canadian National Railway Co.	2.400%	2/3/20	2,000	1,994
Canadian National Railway Co.	2.850%	12/15/21	2,710	2,700
Canadian Pacific Railway Co.	7.250%	5/15/19	6,780	7,115
Canadian Pacific Railway Co.	9.450%	8/1/21	2,700	3,204
4 Continental Airlines 2007-1 Class A Pass Through
Trust	5.983%	10/19/23	1,815	1,934
4 Continental Airlines 2009-2 Class A Pass Through
Trust	7.250%	5/10/21	2,190	2,313
4 Continental Airlines 2010-1 Class A Pass Through
Trust	4.750%	7/12/22	1,341	1,377
CSX Corp.	3.700%	10/30/20	407	414
CSX Corp.	4.250%	6/1/21	3,325	3,430
4 Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	2,313	2,559
4 Delta Air Lines 2009-1 Class A Pass Through Trust	7.750%	6/17/21	1,362	1,442
4 Delta Air Lines 2010-2 Class A Pass Through Trust	4.950%	11/23/20	1,005	1,017
4 Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	757	774
Delta Air Lines Inc.	2.875%	3/13/20	6,830	6,781
Delta Air Lines Inc.	2.600%	12/4/20	2,000	1,958
Delta Air Lines Inc.	3.625%	3/15/22	9,000	8,958
FedEx Corp.	2.300%	2/1/20	3,224	3,193
FedEx Corp.	2.625%	8/1/22	2,505	2,447
JB Hunt Transport Services Inc.	3.300%	8/15/22	251	249
Norfolk Southern Corp.	5.900%	6/15/19	2,874	2,976
Norfolk Southern Corp.	3.250%	12/1/21	5,183	5,198
Norfolk Southern Corp.	3.000%	4/1/22	6,467	6,430
Norfolk Southern Corp.	2.903%	2/15/23	3,186	3,140
4 Northwest Airlines 2007-1 Class A Pass Through
Trust	7.027%	5/1/21	892	939
Ryder System Inc.	2.550%	6/1/19	1,400	1,397
Ryder System Inc.	2.450%	9/3/19	3,960	3,944
Ryder System Inc.	2.500%	5/11/20	3,800	3,754
Ryder System Inc.	2.875%	9/1/20	1,850	1,837
Ryder System Inc.	2.250%	9/1/21	1,660	1,603
Ryder System Inc.	3.400%	3/1/23	7,300	7,276
Southwest Airlines Co.	2.750%	11/6/19	4,600	4,592
Southwest Airlines Co.	2.650%	11/5/20	1,670	1,654
Southwest Airlines Co.	2.750%	11/16/22	2,400	2,354
Union Pacific Corp.	1.800%	2/1/20	4,700	4,619
Union Pacific Corp.	2.250%	6/19/20	7,400	7,311
Union Pacific Corp.	4.000%	2/1/21	3,900	4,004
Union Pacific Corp.	4.163%	7/15/22	750	779
Union Pacific Corp.	2.950%	1/15/23	1,375	1,364
United Parcel Service Inc.	5.125%	4/1/19	14,721	15,077
United Parcel Service Inc.	3.125%	1/15/21	6,384	6,426
United Parcel Service Inc.	2.050%	4/1/21	8,900	8,694
United Parcel Service Inc.	2.350%	5/16/22	6,487	6,319
United Parcel Service Inc.	2.450%	10/1/22	6,865	6,670
				7,516,737

Utilities (1.1%)
Electric (1.0%)
Alabama Power Co.	2.450%	3/30/22	5,215	5,086
Ameren Corp.	2.700%	11/15/20	6,875	6,793
American Electric Power Co. Inc.	2.150%	11/13/20	3,290	3,218
American Electric Power Co. Inc.	2.950%	12/15/22	1,735	1,702
Appalachian Power Co.	4.600%	3/30/21	2,842	2,958
Baltimore Gas & Electric Co.	3.500%	11/15/21	2,150	2,176
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,180	5,150
5 Berkshire Hathaway Energy Co.	2.375%	1/15/21	2,925	2,870
5 Berkshire Hathaway Energy Co.	2.800%	1/15/23	2,700	2,644
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,315	2,232
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	1,131	1,084
CenterPoint Energy Inc.	2.500%	9/1/22	3,750	3,633
CMS Energy Corp.	8.750%	6/15/19	1,835	1,960
CMS Energy Corp.	6.250%	2/1/20	1,200	1,264
CMS Energy Corp.	5.050%	3/15/22	3,575	3,769
Commonwealth Edison Co.	4.000%	8/1/20	4,126	4,216
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,046
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	3,500	3,635
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	947	977
Consolidated Edison Inc.	2.000%	3/15/20	4,335	4,255
Consolidated Edison Inc.	2.000%	5/15/21	4,880	4,706
Constellation Energy Group Inc.	5.150%	12/1/20	3,673	3,827
Consumers Energy Co.	6.700%	9/15/19	400	422
Consumers Energy Co.	2.850%	5/15/22	1,250	1,234
Dominion Energy Inc.	2.962%	7/1/19	7,200	7,219
Dominion Energy Inc.	1.600%	8/15/19	1,000	986
Dominion Energy Inc.	5.200%	8/15/19	1,650	1,702
Dominion Energy Inc.	2.500%	12/1/19	5,025	4,983
Dominion Energy Inc.	2.579%	7/1/20	4,500	4,444
Dominion Energy Inc.	4.450%	3/15/21	6,489	6,680
Dominion Energy Inc.	2.000%	8/15/21	300	287
Dominion Energy Inc.	2.750%	1/15/22	2,700	2,627
Dominion Energy Inc.	2.750%	9/15/22	5,048	4,874
DTE Electric Co.	3.450%	10/1/20	2,155	2,180
DTE Energy Co.	1.500%	10/1/19	4,331	4,249
DTE Energy Co.	2.400%	12/1/19	3,075	3,054
DTE Energy Co.	3.300%	6/15/22	2,060	2,057
Duke Energy Carolinas LLC	4.300%	6/15/20	3,300	3,397
Duke Energy Carolinas LLC	3.900%	6/15/21	2,612	2,673
Duke Energy Carolinas LLC	2.500%	3/15/23	3,700	3,597
Duke Energy Carolinas LLC	3.050%	3/15/23	5,000	4,981
Duke Energy Corp.	5.050%	9/15/19	3,343	3,451
Duke Energy Corp.	1.800%	9/1/21	5,155	4,906
Duke Energy Corp.	3.550%	9/15/21	4,850	4,894
Duke Energy Corp.	2.400%	8/15/22	2,700	2,591
Duke Energy Corp.	3.050%	8/15/22	5,671	5,588
4 Duke Energy Florida LLC	2.100%	12/15/19	1,991	1,980
Duke Energy Florida LLC	3.100%	8/15/21	2,000	1,999
Duke Energy Indiana LLC	3.750%	7/15/20	3,964	4,045
Duke Energy Ohio Inc.	5.450%	4/1/19	3,824	3,930
Duke Energy Progress Llc	3.000%	9/15/21	2,265	2,263
Duke Energy Progress Llc	2.800%	5/15/22	4,716	4,672
Edison International	2.125%	4/15/20	2,901	2,843
Edison International	2.400%	9/15/22	3,975	3,848
Edison International	2.950%	3/15/23	2,711	2,616

Emera US Finance LP	2.150%	6/15/19	5,109	5,070
Emera US Finance LP	2.700%	6/15/21	7,770	7,592
Entergy Arkansas Inc.	3.750%	2/15/21	2,500	2,548
Entergy Corp.	5.125%	9/15/20	3,175	3,292
Entergy Corp.	4.000%	7/15/22	4,817	4,900
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	500	510
Eversource Energy	4.500%	11/15/19	2,477	2,541
Eversource Energy	2.500%	3/15/21	4,000	3,933
Eversource Energy	2.750%	3/15/22	3,485	3,409
Exelon Corp.	2.850%	6/15/20	8,578	8,497
Exelon Corp.	2.450%	4/15/21	3,862	3,748
Exelon Corp.	3.497%	6/1/22	3,410	3,374
Exelon Generation Co. LLC	5.200%	10/1/19	5,178	5,346
Exelon Generation Co. LLC	2.950%	1/15/20	7,585	7,555
Exelon Generation Co. LLC	4.000%	10/1/20	4,587	4,664
Exelon Generation Co. LLC	3.400%	3/15/22	4,350	4,332
Exelon Generation Co. LLC	4.250%	6/15/22	4,405	4,536
FirstEnergy Corp.	2.850%	7/15/22	4,175	4,043
FirstEnergy Corp.	4.250%	3/15/23	10,204	10,389
Fortis Inc.	2.100%	10/4/21	7,943	7,594
Georgia Power Co.	2.000%	3/30/20	2,402	2,370
Georgia Power Co.	2.000%	9/8/20	3,825	3,737
Georgia Power Co.	2.400%	4/1/21	6,200	6,087
Georgia Power Co.	2.850%	5/15/22	1,000	983
Great Plains Energy Inc.	4.850%	6/1/21	3,175	3,280
5 ITC Holdings Corp.	2.700%	11/15/22	3,861	3,733
Kansas City Power & Light Co.	7.150%	4/1/19	4,175	4,353
Kansas City Power & Light Co.	3.150%	3/15/23	1,740	1,709
LG&E & KU Energy LLC	3.750%	11/15/20	6,771	6,859
LG&E & KU Energy LLC	4.375%	10/1/21	25	26
National Rural Utilities Cooperative Finance Corp.	1.500%	11/1/19	3,602	3,541
National Rural Utilities Cooperative Finance Corp.	2.300%	11/15/19	1,130	1,126
National Rural Utilities Cooperative Finance Corp.	2.000%	1/27/20	7,575	7,487
National Rural Utilities Cooperative Finance Corp.	2.300%	11/1/20	2,685	2,654
National Rural Utilities Cooperative Finance Corp.	2.900%	3/15/21	2,200	2,194
National Rural Utilities Cooperative Finance Corp.	3.050%	2/15/22	4,342	4,321
National Rural Utilities Cooperative Finance Corp.	2.400%	4/25/22	4,400	4,262
National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	2,500	2,419
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	6,060	6,033
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	3,230	3,214
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	5,950	5,957
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	3,500	3,625
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	3,680	3,573
Northern States Power Co.	2.200%	8/15/20	2,745	2,705
Ohio Power Co.	5.375%	10/1/21	575	618
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	4,635	4,603
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	1,025	1,060
Pacific Gas & Electric Co.	3.500%	10/1/20	6,985	7,032
Pacific Gas & Electric Co.	4.250%	5/15/21	2,890	2,960
Pacific Gas & Electric Co.	2.450%	8/15/22	1,825	1,746
PacifiCorp	3.850%	6/15/21	2,710	2,776
PacifiCorp	2.950%	2/1/22	4,619	4,620
PECO Energy Co.	1.700%	9/15/21	2,145	2,050
Pennsylvania Electric Co.	5.200%	4/1/20	1,550	1,605
Pinnacle West Capital Corp.	2.250%	11/30/20	2,800	2,735
PNM Resources Inc.	3.250%	3/9/21	2,200	2,197
Portland General Electric Co.	6.100%	4/15/19	2,330	2,405

PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	910	909
Progress Energy Inc.	4.875%	12/1/19	2,711	2,804
Progress Energy Inc.	4.400%	1/15/21	4,422	4,540
Progress Energy Inc.	3.150%	4/1/22	3,000	2,964
PSEG Power LLC	5.125%	4/15/20	3,037	3,158
PSEG Power LLC	3.000%	6/15/21	2,000	1,991
Public Service Co. of Colorado	5.125%	6/1/19	2,925	3,000
Public Service Co. of Colorado	3.200%	11/15/20	2,300	2,316
Public Service Co. of Oklahoma	5.150%	12/1/19	1,725	1,787
Public Service Electric & Gas Co.	1.900%	3/15/21	2,931	2,841
Public Service Enterprise Group Inc.	1.600%	11/15/19	4,301	4,217
Public Service Enterprise Group Inc.	2.650%	11/15/22	5,500	5,313
Puget Energy Inc.	6.500%	12/15/20	4,075	4,400
Puget Energy Inc.	6.000%	9/1/21	3,500	3,760
Puget Energy Inc.	5.625%	7/15/22	3,200	3,434
San Diego Gas & Electric Co.	3.000%	8/15/21	2,572	2,567
SCANA Corp.	4.750%	5/15/21	2,190	2,232
Southern California Edison Co.	2.900%	3/1/21	4,000	4,000
Southern California Edison Co.	3.875%	6/1/21	3,790	3,882
4 Southern California Edison Co.	1.845%	2/1/22	2,317	2,226
Southern California Edison Co.	2.400%	2/1/22	1,000	972
Southern Co.	1.850%	7/1/19	7,394	7,324
Southern Co.	2.150%	9/1/19	3,575	3,539
Southern Co.	2.750%	6/15/20	6,895	6,842
Southern Co.	2.350%	7/1/21	11,109	10,789
4 Southern Co.	5.500%	3/15/57	2,250	2,320
Southern Power Co.	1.950%	12/15/19	4,552	4,491
Southern Power Co.	2.375%	6/1/20	2,000	1,966
Southern Power Co.	2.500%	12/15/21	3,500	3,389
Tampa Electric Co.	5.400%	5/15/21	1,900	2,018
TECO Finance Inc.	5.150%	3/15/20	4,275	4,427
TransAlta Corp.	4.500%	11/15/22	3,675	3,699
Virginia Electric & Power Co.	2.950%	1/15/22	5,445	5,402
Virginia Electric & Power Co.	2.750%	3/15/23	4,820	4,710
WEC Energy Group Inc.	2.450%	6/15/20	2,618	2,587
Wisconsin Electric Power Co.	2.950%	9/15/21	1,075	1,070
Xcel Energy Inc.	4.700%	5/15/20	5,335	5,477
Xcel Energy Inc.	2.400%	3/15/21	8,000	7,845
Xcel Energy Inc.	2.600%	3/15/22	2,175	2,122

Natural Gas (0.1%)
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,209	3,307
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,200	2,206
NiSource Finance Corp.	5.450%	9/15/20	1,300	1,367
NiSource Finance Corp.	2.650%	11/17/22	2,625	2,540
Sempra Energy	1.625%	10/7/19	7,775	7,650
Sempra Energy	2.400%	2/1/20	3,725	3,686
Sempra Energy	2.400%	3/15/20	3,443	3,400
Sempra Energy	2.850%	11/15/20	4,778	4,739
Sempra Energy	2.875%	10/1/22	5,004	4,895
Southern Co. Gas Capital Corp.	5.250%	8/15/19	225	232
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,277	2,275
				583,654
Total Corporate Bonds (Cost $13,992,269)				13,769,440

Sovereign Bonds (8.2%)
African Development Bank	1.000%	5/15/19	4,000	3,946
African Development Bank	1.375%	2/12/20	5,650	5,546
African Development Bank	1.875%	3/16/20	19,293	19,077
African Development Bank	2.625%	3/22/21	15,000	14,993
African Development Bank	1.250%	7/26/21	14,110	13,478
African Development Bank	2.375%	9/23/21	8,250	8,169
African Development Bank	2.125%	11/16/22	23,000	22,347
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,100	2,080
Asian Development Bank	1.875%	4/12/19	7,975	7,945
Asian Development Bank	1.000%	8/16/19	6,940	6,820
Asian Development Bank	1.750%	1/10/20	16,250	16,072
Asian Development Bank	1.500%	1/22/20	12,605	12,405
Asian Development Bank	1.375%	3/23/20	11,500	11,272
Asian Development Bank	1.625%	5/5/20	32,795	32,233
Asian Development Bank	1.625%	8/26/20	13,220	12,958
Asian Development Bank	2.250%	1/20/21	8,000	7,933
Asian Development Bank	1.625%	3/16/21	22,600	21,983
Asian Development Bank	1.750%	6/8/21	22,575	21,965
Asian Development Bank	2.125%	11/24/21	7,300	7,167
Asian Development Bank	2.000%	2/16/22	21,200	20,655
Asian Development Bank	1.875%	2/18/22	23,250	22,562
Asian Development Bank	1.875%	8/10/22	19,735	19,052
Asian Development Bank	1.750%	9/13/22	24,500	23,468
Asian Development Bank	2.750%	3/17/23	33,545	33,447
Canada	2.000%	11/15/22	22,500	21,826
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	7,625	7,542
Corp. Andina de Fomento	2.000%	5/10/19	5,250	5,212
Corp. Andina de Fomento	8.125%	6/4/19	9,855	10,473
Corp. Andina de Fomento	2.200%	7/18/20	8,000	7,892
Corp. Andina de Fomento	4.375%	6/15/22	22,827	23,896
Corp. Andina de Fomento	2.750%	1/6/23	11,150	10,918
Council Of Europe Development Bank	1.500%	5/17/19	15,600	15,464
Council Of Europe Development Bank	1.750%	11/14/19	3,020	2,988
Council Of Europe Development Bank	1.875%	1/27/20	5,000	4,951
Council Of Europe Development Bank	1.625%	3/10/20	10,640	10,470
Council Of Europe Development Bank	1.625%	3/16/21	7,700	7,481
Council Of Europe Development Bank	2.625%	2/13/23	2,500	2,482
Ecopetrol SA	7.625%	7/23/19	10,880	11,498
European Bank for Reconstruction & Development	1.750%	6/14/19	9,030	8,975
European Bank for Reconstruction & Development	0.875%	7/22/19	18,140	17,804
European Bank for Reconstruction & Development	1.750%	11/26/19	8,500	8,417
European Bank for Reconstruction & Development	1.500%	3/16/20	7,650	7,518
European Bank for Reconstruction & Development	1.125%	8/24/20	430	416
European Bank for Reconstruction & Development	2.000%	2/1/21	23,142	22,771
European Bank for Reconstruction & Development	1.875%	7/15/21	14,800	14,437
European Bank for Reconstruction & Development	1.500%	11/2/21	9,750	9,353
European Bank for Reconstruction & Development	1.875%	2/23/22	9,035	8,757
European Bank for Reconstruction & Development	2.750%	3/7/23	9,500	9,496
European Investment Bank	1.250%	5/15/19	19,295	19,081
European Investment Bank	1.750%	6/17/19	48,435	48,135
European Investment Bank	1.125%	8/15/19	54,500	53,612
European Investment Bank	1.250%	12/16/19	26,135	25,651
European Investment Bank	1.625%	3/16/20	15,900	15,647
European Investment Bank	1.750%	5/15/20	11,000	10,837
European Investment Bank	1.375%	6/15/20	25,835	25,226
European Investment Bank	1.625%	8/14/20	30,875	30,229

European Investment Bank	2.875%	9/15/20	4,500	4,535
European Investment Bank	1.625%	12/15/20	24,365	23,761
European Investment Bank	4.000%	2/16/21	13,770	14,307
European Investment Bank	2.000%	3/15/21	33,400	32,824
European Investment Bank	2.500%	4/15/21	26,925	26,830
European Investment Bank	2.375%	5/13/21	18,500	18,365
European Investment Bank	1.625%	6/15/21	42,000	40,698
European Investment Bank	1.375%	9/15/21	17,125	16,380
European Investment Bank	2.125%	10/15/21	22,370	21,959
European Investment Bank	2.250%	3/15/22	29,700	29,154
European Investment Bank	2.375%	6/15/22	40,600	40,009
European Investment Bank	2.250%	8/15/22	27,325	26,751
European Investment Bank	2.000%	12/15/22	13,825	13,345
European Investment Bank	2.500%	3/15/23	41,575	40,976
5 Export Development Canada	1.500%	4/4/19	1,300	1,289
6 Export Development Canada	1.750%	8/19/19	6,800	6,746
Export Development Canada	1.000%	9/13/19	750	735
6 Export Development Canada	1.625%	12/3/19	12,450	12,296
Export Development Canada	1.625%	1/17/20	3,190	3,147
Export Development Canada	1.625%	6/1/20	3,000	2,945
Export Development Canada	2.000%	11/30/20	14,665	14,471
Export Development Canada	1.500%	5/26/21	18,800	18,172
Export Development Canada	1.375%	10/21/21	14,700	14,044
Export Development Canada	2.500%	1/24/23	6,000	5,926
Export Development Canada	2.750%	3/15/23	11,000	10,981
Export-Import Bank of Korea	1.750%	5/26/19	2,750	2,712
Export-Import Bank of Korea	2.375%	8/12/19	4,900	4,859
Export-Import Bank of Korea	1.500%	10/21/19	10,400	10,158
Export-Import Bank of Korea	2.250%	1/21/20	750	739
Export-Import Bank of Korea	2.125%	1/25/20	3,500	3,441
Export-Import Bank of Korea	5.125%	6/29/20	7,400	7,706
Export-Import Bank of Korea	2.500%	11/1/20	700	689
Export-Import Bank of Korea	2.625%	12/30/20	6,250	6,144
Export-Import Bank of Korea	4.000%	1/29/21	12,484	12,747
Export-Import Bank of Korea	2.125%	2/11/21	5,300	5,137
Export-Import Bank of Korea	2.500%	5/10/21	4,000	3,905
Export-Import Bank of Korea	4.375%	9/15/21	10,060	10,399
Export-Import Bank of Korea	1.875%	10/21/21	8,000	7,613
Export-Import Bank of Korea	5.000%	4/11/22	7,050	7,462
Export-Import Bank of Korea	3.000%	11/1/22	6,500	6,371
FMS Wertmanagement	2.750%	3/6/23	10,500	10,474
FMS Wertmanagement AoeR	1.000%	8/16/19	22,000	21,591
7 FMS Wertmanagement AoeR	1.750%	1/24/20	15,000	14,816
FMS Wertmanagement AoeR	1.750%	3/17/20	8,500	8,386
FMS Wertmanagement AoeR	1.375%	6/8/21	1,800	1,729
FMS Wertmanagement AoeR	2.000%	8/1/22	14,935	14,472
Hydro-Quebec	9.400%	2/1/21	2,025	2,375
Hydro-Quebec	8.400%	1/15/22	4,825	5,707
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	6,500	6,502
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,000	4,884
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	5,500	5,360
Inter-American Development Bank	1.000%	5/13/19	21,900	21,598
Inter-American Development Bank	1.125%	9/12/19	7,250	7,125
Inter-American Development Bank	3.875%	9/17/19	17,602	17,980
Inter-American Development Bank	1.250%	10/15/19	210	207
Inter-American Development Bank	1.750%	10/15/19	18,250	18,095
Inter-American Development Bank	3.875%	2/14/20	9,635	9,891

Inter-American Development Bank	1.625%	5/12/20	42,855	42,123
Inter-American Development Bank	1.875%	6/16/20	34,220	33,799
Inter-American Development Bank	2.125%	11/9/20	12,900	12,759
Inter-American Development Bank	1.875%	3/15/21	24,326	23,848
Inter-American Development Bank	2.125%	1/18/22	38,000	37,212
Inter-American Development Bank	1.750%	4/14/22	25,880	24,924
Inter-American Development Bank	1.750%	9/14/22	11,400	10,933
Inter-American Development Bank	2.500%	1/18/23	19,825	19,609
International Bank for Reconstruction & Development	1.375%	4/22/19	10,500	10,395
International Bank for Reconstruction & Development	1.250%	4/26/19	1,000	989
International Bank for Reconstruction & Development	1.250%	7/26/19	31,565	31,136
International Bank for Reconstruction & Development	0.875%	8/15/19	45,550	44,672
International Bank for Reconstruction & Development	1.200%	9/30/19	1,000	984
International Bank for Reconstruction & Development	1.875%	10/7/19	27,925	27,723
International Bank for Reconstruction & Development	1.125%	11/27/19	26,350	25,828
International Bank for Reconstruction & Development	1.375%	3/30/20	18,000	17,645
International Bank for Reconstruction & Development	1.875%	4/21/20	73,720	72,914
International Bank for Reconstruction & Development	1.125%	8/10/20	1,500	1,453
International Bank for Reconstruction & Development	1.625%	9/4/20	18,255	17,895
International Bank for Reconstruction & Development	2.125%	11/1/20	17,275	17,105
International Bank for Reconstruction & Development	1.625%	3/9/21	16,135	15,698
International Bank for Reconstruction & Development	1.375%	5/24/21	21,880	21,063
International Bank for Reconstruction & Development	2.250%	6/24/21	23,050	22,772
International Bank for Reconstruction & Development	1.375%	9/20/21	31,300	29,977
International Bank for Reconstruction & Development	2.125%	12/13/21	8,065	7,908
International Bank for Reconstruction & Development	2.000%	1/26/22	33,260	32,405
International Bank for Reconstruction & Development	1.625%	2/10/22	35,900	34,519
International Bank for Reconstruction & Development	1.875%	10/7/22	3,350	3,230
International Bank for Reconstruction & Development	7.625%	1/19/23	2,857	3,476
International Bank for Reconstruction & Development	2.125%	2/13/23	175	170
International Finance Corp.	1.750%	9/16/19	19,925	19,739
International Finance Corp.	1.750%	3/30/20	23,685	23,366
International Finance Corp.	1.625%	7/16/20	9,475	9,296
International Finance Corp.	2.250%	1/25/21	17,500	17,353
International Finance Corp.	1.125%	7/20/21	4,100	3,907
8 Japan Bank for International Cooperation	1.750%	5/29/19	11,950	11,848
8 Japan Bank for International Cooperation	2.250%	2/24/20	9,000	8,930
8 Japan Bank for International Cooperation	1.750%	5/28/20	19,250	18,869
8 Japan Bank for International Cooperation	2.125%	6/1/20	12,000	11,844
8 Japan Bank for International Cooperation	2.125%	7/21/20	2,100	2,069
8 Japan Bank for International Cooperation	2.125%	11/16/20	26,940	26,476
8 Japan Bank for International Cooperation	1.875%	4/20/21	4,750	4,616
8 Japan Bank for International Cooperation	1.500%	7/21/21	15,700	14,998
8 Japan Bank for International Cooperation	2.000%	11/4/21	14,875	14,395
8 Japan Bank for International Cooperation	2.500%	6/1/22	10,825	10,596
8 Japan Bank for International Cooperation	2.375%	7/21/22	8,300	8,094
8 Japan Bank for International Cooperation	2.375%	11/16/22	6,760	6,569
8 Japan Finance Organization for Municipalities	4.000%	1/13/21	200	206
7 KFW	1.875%	4/1/19	19,270	19,197
7 KFW	4.875%	6/17/19	25,985	26,765
7 KFW	1.000%	7/15/19	34,550	33,988
7 KFW	1.500%	9/9/19	28,200	27,847
7 KFW	1.250%	9/30/19	29,620	29,147
7 KFW	1.750%	10/15/19	12,250	12,130
7 KFW	2.250%	11/5/19	29,500	29,342
7 KFW	4.000%	1/27/20	21,350	21,943
7 KFW	1.750%	3/31/20	8,850	8,731

7 KFW	1.500%	4/20/20	49,470	48,492
7 KFW	1.625%	5/29/20	30,230	29,668
7 KFW	1.875%	6/30/20	31,450	31,026
7 KFW	2.750%	9/8/20	25,475	25,611
7 KFW	2.750%	10/1/20	12,650	12,701
7 KFW	1.875%	11/30/20	1,625	1,595
7 KFW	1.875%	12/15/20	1,375	1,350
7 KFW	1.625%	3/15/21	23,650	22,979
7 KFW	2.625%	4/12/21	32,000	31,948
7 KFW	1.500%	6/15/21	40,100	38,716
7 KFW	2.375%	8/25/21	18,000	17,826
7 KFW	1.750%	9/15/21	20,000	19,382
7 KFW	2.000%	11/30/21	47,730	46,551
7 KFW	2.625%	1/25/22	34,780	34,656
7 KFW	2.125%	3/7/22	38,525	37,699
7 KFW	2.000%	10/4/22	26,950	26,084
7 KFW	2.375%	12/29/22	34,070	33,590
7 KFW	2.125%	1/17/23	32,925	31,944
Korea Development Bank	1.375%	9/12/19	2,500	2,445
Korea Development Bank	2.500%	1/13/21	7,800	7,647
Korea Development Bank	4.625%	11/16/21	5,850	6,101
Korea Development Bank	2.625%	2/27/22	11,600	11,272
Korea Development Bank	3.000%	9/14/22	60	59
Korea Development Bank	3.375%	3/12/23	9,000	8,952
Korea Development Bank	2.750%	3/19/23	3,700	3,572
7 Landwirtschaftliche Rentenbank	1.750%	4/15/19	8,225	8,175
7 Landwirtschaftliche Rentenbank	1.375%	10/23/19	5,400	5,320
7 Landwirtschaftliche Rentenbank	2.250%	10/1/21	4,650	4,584
7 Landwirtschaftliche Rentenbank	2.000%	12/6/21	12,925	12,610
Nexen Energy ULC	6.200%	7/30/19	3,510	3,649
Nordic Investment Bank	1.875%	6/14/19	3,900	3,881
Nordic Investment Bank	1.500%	8/9/19	13,500	13,351
Nordic Investment Bank	1.500%	9/29/20	8,700	8,485
Nordic Investment Bank	1.625%	11/20/20	5,400	5,273
Nordic Investment Bank	2.250%	2/1/21	7,500	7,437
Nordic Investment Bank	1.250%	8/2/21	7,850	7,499
Nordic Investment Bank	2.125%	2/1/22	8,800	8,606
North American Development Bank	4.375%	2/11/20	675	690
North American Development Bank	2.400%	10/26/22	2,500	2,429
9 Oesterreichische Kontrollbank AG	1.125%	4/26/19	18,550	18,298
9 Oesterreichische Kontrollbank AG	1.750%	1/24/20	11,530	11,391
9 Oesterreichische Kontrollbank AG	1.375%	2/10/20	9,060	8,837
9 Oesterreichische Kontrollbank AG	1.500%	10/21/20	5,430	5,283
9 Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,300	10,086
9 Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	989
9 Oesterreichische Kontrollbank AG	2.875%	3/13/23	7,000	7,013
Petroleos Mexicanos	8.000%	5/3/19	2,945	3,095
Petroleos Mexicanos	6.000%	3/5/20	4,422	4,619
Petroleos Mexicanos	5.500%	1/21/21	33,210	34,538
Petroleos Mexicanos	6.375%	2/4/21	28,910	30,817
Petroleos Mexicanos	4.875%	1/24/22	15,575	15,955
Petroleos Mexicanos	5.375%	3/13/22	8,530	8,864
Petroleos Mexicanos	3.500%	1/30/23	17,965	17,228
Province of Alberta	1.900%	12/6/19	22,175	21,916
Province of Alberta	2.200%	7/26/22	13,250	12,853
Province of British Columbia	2.650%	9/22/21	3,900	3,887
Province of British Columbia	2.000%	10/23/22	1,020	983

Province of Manitoba	1.750%	5/30/19	5,725	5,684
Province of Manitoba	9.250%	4/1/20	1,500	1,679
Province of Manitoba	2.050%	11/30/20	9,700	9,523
Province of Manitoba	2.100%	9/6/22	475	458
Province of New Brunswick	2.500%	12/12/22	4,000	3,911
Province of Ontario	1.250%	6/17/19	14,025	13,822
Province of Ontario	1.650%	9/27/19	17,325	17,108
Province of Ontario	4.000%	10/7/19	12,850	13,129
Province of Ontario	4.400%	4/14/20	3,275	3,391
Province of Ontario	2.500%	9/10/21	13,550	13,386
Province of Ontario	2.400%	2/8/22	10,550	10,343
Province of Ontario	2.250%	5/18/22	33,000	32,054
Province of Ontario	2.450%	6/29/22	12,950	12,661
Province of Ontario	2.200%	10/3/22	1,225	1,184
Province of Ontario	2.550%	2/12/21	33,500	33,299
Province of Quebec	3.500%	7/29/20	5,213	5,314
Province of Quebec	2.750%	8/25/21	23,125	23,072
Province of Quebec	2.375%	1/31/22	16,500	16,196
Province of Quebec	2.625%	2/13/23	375	369
Republic of Chile	3.875%	8/5/20	9,353	9,560
Republic of Chile	3.250%	9/14/21	7,199	7,274
Republic of Chile	2.250%	10/30/22	560	538
Republic of Colombia	11.750%	2/25/20	5,092	5,912
Republic of Colombia	4.375%	7/12/21	21,842	22,563
Republic of Hungary	6.250%	1/29/20	21,662	22,915
Republic of Hungary	6.375%	3/29/21	33,620	36,604
Republic of Hungary	5.375%	2/21/23	775	837
Republic of Korea	7.125%	4/16/19	15,890	16,609
Republic of Panama	5.200%	1/30/20	32,095	33,475
Republic of Poland	6.375%	7/15/19	31,438	32,902
Republic of Poland	5.125%	4/21/21	11,965	12,713
Republic of Poland	5.000%	3/23/22	28,651	30,657
Republic of the Philippines	8.375%	6/17/19	13,575	14,525
Republic of the Philippines	6.500%	1/20/20	50	53
Republic of the Philippines	4.000%	1/15/21	3,370	3,447
State of Israel	4.000%	6/30/22	12,075	12,550
Statoil ASA	2.250%	11/8/19	10,072	9,986
Statoil ASA	2.900%	11/8/20	8,065	8,068
Statoil ASA	2.750%	11/10/21	3,000	2,972
Statoil ASA	3.150%	1/23/22	14,859	14,862
Statoil ASA	2.450%	1/17/23	2,075	2,010
Svensk Exportkredit AB	1.250%	4/12/19	15,560	15,386
Svensk Exportkredit AB	1.875%	6/17/19	13,100	13,018
Svensk Exportkredit AB	1.125%	8/28/19	7,700	7,567
Svensk Exportkredit AB	1.750%	5/18/20	12,170	11,977
Svensk Exportkredit AB	1.875%	6/23/20	10,250	10,099
Svensk Exportkredit AB	1.750%	8/28/20	60	59
Svensk Exportkredit AB	1.750%	3/10/21	9,050	8,816
Svensk Exportkredit AB	2.375%	3/9/22	750	738
Svensk Exportkredit AB	2.000%	8/30/22	7,900	7,635
Svensk Exportkredit AB	2.875%	3/14/23	6,500	6,503
United Mexican States	3.500%	1/21/21	6,534	6,598
United Mexican States	3.625%	3/15/22	34,745	35,309
Total Sovereign Bonds (Cost $4,167,068)				4,098,200
Taxable Municipal Bonds (0.1%)
California GO	6.200%	10/1/19	3,725	3,929
California GO	5.700%	11/1/21	5,330	5,848

	California GO	2.367%	4/1/22	1,000	989
	Emory University Georgia GO	5.625%	9/1/19	1,605	1,669
	Energy Northwest Washington Electric Revenue
	(Columbia Generating Station)	2.197%	7/1/19	1,650	1,646
	Florida Board of Administration Finance Corp
	Revenue	2.163%	7/1/19	7,000	6,983
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	4,500	4,471
	Florida Hurricane Catastrophe Fund Finance Corp.
	Revenue	2.995%	7/1/20	8,995	9,046
	Massachusetts GO	4.200%	12/1/21	2,500	2,605
10	New Jersey Economic Development Authority Lease
	Revenue	0.000%	2/15/22	5,000	4,377
10	New Jersey Economic Development Authority
	Revenue	0.000%	2/15/20	1,380	1,306
	New York State Urban Development Corp. Revenue	2.100%	3/15/22	1,270	1,251
	Stanford University California GO	4.750%	5/1/19	1,150	1,177
	University of California Revenue	1.796%	7/1/19	5,220	5,197
Total Taxable Municipal Bonds (Cost $50,828)					50,494
				Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
11	Vanguard Market Liquidity Fund
	(Cost $560,438)	1.775%		5,604,926	560,492
Total Investments (100.4%) (Cost $51,281,877)					50,372,934
Other Assets and Liabilities-Net (-0.4%)					(203,815)
Net Assets (100%)					50,169,119

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $233,877,000, representing 0.5% of net assets.
6 Guaranteed by the Government of Canada.
7 Guaranteed by the Federal Republic of Germany.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Republic of Austria.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	31,894,308	—
Corporate Bonds	—	13,769,440	—
Sovereign Bonds	—	4,098,200	—
Taxable Municipal Bonds	—	50,494	—
Temporary Cash Investments	560,492	—	—
Total	560,492	49,812,442	—

C. At March 31, 2018, the cost of investment securities for tax purposes was $51,281,877,000. Net unrealized depreciation of investment securities for tax purposes was $908,943,000, consisting of unrealized gains of $9,665,000 on securities that had risen in value since their purchase and $918,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (53.0%)
U.S. Government Securities (52.2%)
United States Treasury Note/Bond	2.625%	2/28/23	20,440	20,494
United States Treasury Note/Bond	2.500%	3/31/23	20,000	19,931
United States Treasury Note/Bond	1.750%	5/15/23	688,530	660,775
United States Treasury Note/Bond	1.625%	5/31/23	227,300	216,681
United States Treasury Note/Bond	1.375%	6/30/23	145,120	136,481
United States Treasury Note/Bond	1.250%	7/31/23	224,150	209,125
United States Treasury Note/Bond	2.500%	8/15/23	640,860	637,553
United States Treasury Note/Bond	6.250%	8/15/23	53,905	63,751
United States Treasury Note/Bond	1.375%	8/31/23	310,125	290,888
United States Treasury Note/Bond	1.375%	9/30/23	202,400	189,592
United States Treasury Note/Bond	1.625%	10/31/23	28,105	26,665
United States Treasury Note/Bond	2.750%	11/15/23	688,167	692,681
United States Treasury Note/Bond	2.125%	11/30/23	358,340	348,876
United States Treasury Note/Bond	2.250%	12/31/23	114,279	111,923
United States Treasury Note/Bond	2.250%	1/31/24	124,195	121,556
United States Treasury Note/Bond	2.750%	2/15/24	322,737	324,654
United States Treasury Note/Bond	2.125%	2/29/24	875,345	850,319
United States Treasury Note/Bond	2.125%	3/31/24	310,775	301,548
United States Treasury Note/Bond	2.000%	4/30/24	127,010	122,287
United States Treasury Note/Bond	2.500%	5/15/24	678,624	672,476
United States Treasury Note/Bond	2.000%	5/31/24	350,350	337,103
United States Treasury Note/Bond	2.000%	6/30/24	332,240	319,469
United States Treasury Note/Bond	2.125%	7/31/24	187,650	181,698
United States Treasury Note/Bond	2.375%	8/15/24	448,049	440,280
United States Treasury Note/Bond	1.875%	8/31/24	243,078	231,721
United States Treasury Note/Bond	2.125%	9/30/24	528,775	511,341
United States Treasury Note/Bond	2.250%	10/31/24	87,120	84,833
United States Treasury Note/Bond	2.250%	11/15/24	414,024	402,961
United States Treasury Note/Bond	2.125%	11/30/24	454,400	438,850
United States Treasury Note/Bond	2.250%	12/31/24	233,500	227,151
United States Treasury Note/Bond	2.500%	1/31/25	331,925	327,932
United States Treasury Note/Bond	2.000%	2/15/25	458,951	438,798
United States Treasury Note/Bond	2.750%	2/28/25	448,825	450,436
United States Treasury Note/Bond	2.625%	3/31/25	210,000	209,015
United States Treasury Note/Bond	2.125%	5/15/25	591,160	568,897
United States Treasury Note/Bond	2.000%	8/15/25	594,527	566,192
United States Treasury Note/Bond	2.250%	11/15/25	675,687	653,619
United States Treasury Note/Bond	1.625%	2/15/26	653,299	602,361
United States Treasury Note/Bond	1.625%	5/15/26	679,848	624,930
United States Treasury Note/Bond	1.500%	8/15/26	595,211	540,059
United States Treasury Note/Bond	2.000%	11/15/26	615,297	580,016
United States Treasury Note/Bond	2.250%	2/15/27	629,090	604,317
United States Treasury Note/Bond	2.375%	5/15/27	711,747	690,174
United States Treasury Note/Bond	2.250%	8/15/27	575,586	551,664
United States Treasury Note/Bond	2.250%	11/15/27	774,975	741,799
United States Treasury Note/Bond	2.750%	2/15/28	618,996	618,804
				17,962,676

Agency Bonds and Notes (0.8%)
1	AID-Israel	5.500%	9/18/23	4,300	4,876
1	AID-Israel	5.500%	12/4/23	8,000	9,119
1	AID-Israel	5.500%	4/26/24	12,058	13,834
1	AID-Jordan	3.000%	6/30/25	4,675	4,626
2	Federal Farm Credit Banks	3.500%	12/20/23	4,250	4,429
2	Federal Home Loan Banks	2.875%	6/14/24	20,000	20,131
2	Federal Home Loan Banks	5.375%	8/15/24	100	115
2	Federal Home Loan Banks	2.875%	9/13/24	20,000	20,112
3	Federal National Mortgage Assn.	2.625%	9/6/24	113,560	112,404
3	Federal National Mortgage Assn.	2.125%	4/24/26	23,500	22,193
3	Federal National Mortgage Assn.	1.875%	9/24/26	24,300	22,382
	Private Export Funding Corp.	3.550%	1/15/24	3,500	3,637
	Private Export Funding Corp.	2.450%	7/15/24	3,350	3,266
	Private Export Funding Corp.	3.250%	6/15/25	1,675	1,703
2	Tennessee Valley Authority	2.875%	9/15/24	7,875	7,882
2	Tennessee Valley Authority	6.750%	11/1/25	6,830	8,577
2	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,881
					271,167
Total U.S. Government and Agency Obligations (Cost $18,859,966)					18,233,843
Corporate Bonds (40.7%)
Finance (14.6%)
	Banking (9.9%)
	American Express Co.	3.000%	10/30/24	14,790	14,183
	American Express Co.	3.625%	12/5/24	6,505	6,445
	American Express Credit Corp.	3.300%	5/3/27	20,687	20,033
	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	7,125	7,203
	Banco Santander SA	5.179%	11/19/25	12,492	13,039
	Banco Santander SA	4.250%	4/11/27	11,228	11,159
	Banco Santander SA	3.800%	2/23/28	9,600	9,236
	Bank of America Corp.	4.100%	7/24/23	18,989	19,576
	Bank of America Corp.	4.125%	1/22/24	21,376	21,962
	Bank of America Corp.	4.000%	4/1/24	12,815	13,050
	Bank of America Corp.	4.200%	8/26/24	31,307	31,627
	Bank of America Corp.	4.000%	1/22/25	32,480	32,357
	Bank of America Corp.	3.950%	4/21/25	21,778	21,483
4	Bank of America Corp.	3.093%	10/1/25	16,825	16,134
4	Bank of America Corp.	3.366%	1/23/26	19,850	19,322
	Bank of America Corp.	4.450%	3/3/26	32,245	32,796
	Bank of America Corp.	3.500%	4/19/26	23,791	23,311
	Bank of America Corp.	4.250%	10/22/26	21,867	21,970
	Bank of America Corp.	3.248%	10/21/27	23,080	21,742
	Bank of America Corp.	4.183%	11/25/27	15,158	15,016
4	Bank of America Corp.	3.824%	1/20/28	21,875	21,553
4	Bank of America Corp.	3.705%	4/24/28	18,841	18,515
4	Bank of America Corp.	3.593%	7/21/28	21,844	21,103
4,5 Bank of America Corp.		3.419%	12/20/28	79,166	75,778
4	Bank of America Corp.	3.970%	3/5/29	20,000	19,978
4	Bank of Montreal	3.803%	12/15/32	12,800	12,121
	Bank of New York Mellon Corp.	2.200%	8/16/23	12,820	12,018
	Bank of New York Mellon Corp.	3.650%	2/4/24	633	639
	Bank of New York Mellon Corp.	3.400%	5/15/24	6,375	6,366
	Bank of New York Mellon Corp.	3.250%	9/11/24	9,031	8,920
	Bank of New York Mellon Corp.	3.000%	2/24/25	8,978	8,650
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,410	3,199
	Bank of New York Mellon Corp.	2.450%	8/17/26	12,030	10,912

	Bank of New York Mellon Corp.	3.250%	5/16/27	8,660	8,340
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,400	6,251
4	Bank of New York Mellon Corp.	3.442%	2/7/28	8,000	7,849
	Bank of Nova Scotia	4.500%	12/16/25	11,696	11,937
	Bank One Corp.	8.000%	4/29/27	7,085	9,158
	Barclays plc	4.375%	9/11/24	11,765	11,495
	Barclays plc	3.650%	3/16/25	17,275	16,623
	Barclays plc	4.375%	1/12/26	26,789	26,913
	Barclays plc	5.200%	5/12/26	16,275	16,421
	Barclays plc	4.337%	1/10/28	12,000	11,880
	BB&T Corp.	2.850%	10/26/24	8,900	8,524
	BNP Paribas SA	4.250%	10/15/24	7,266	7,335
	BPCE SA	4.000%	4/15/24	16,476	16,675
	BPCE SA	3.375%	12/2/26	3,250	3,148
	Branch Banking & Trust Co.	3.625%	9/16/25	16,020	15,919
	Branch Banking & Trust Co.	3.800%	10/30/26	750	752
	Capital One Financial Corp.	3.500%	6/15/23	8,880	8,765
	Capital One Financial Corp.	3.750%	4/24/24	8,550	8,520
	Capital One Financial Corp.	3.300%	10/30/24	13,525	13,053
	Capital One Financial Corp.	3.200%	2/5/25	11,211	10,748
	Capital One Financial Corp.	4.200%	10/29/25	10,057	9,953
	Capital One Financial Corp.	3.750%	7/28/26	15,947	15,099
	Capital One Financial Corp.	3.750%	3/9/27	8,240	7,931
	Capital One Financial Corp.	3.800%	1/31/28	13,205	12,778
4,5 Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,563	1,688
	Citigroup Inc.	3.500%	5/15/23	15,115	14,929
	Citigroup Inc.	3.875%	10/25/23	9,901	10,029
	Citigroup Inc.	3.750%	6/16/24	8,729	8,769
	Citigroup Inc.	4.000%	8/5/24	5,280	5,269
	Citigroup Inc.	3.875%	3/26/25	9,820	9,679
	Citigroup Inc.	3.300%	4/27/25	9,268	8,953
	Citigroup Inc.	4.400%	6/10/25	29,651	30,100
	Citigroup Inc.	5.500%	9/13/25	5,165	5,589
	Citigroup Inc.	3.700%	1/12/26	23,822	23,499
	Citigroup Inc.	4.600%	3/9/26	14,625	14,933
	Citigroup Inc.	3.400%	5/1/26	7,127	6,876
	Citigroup Inc.	3.200%	10/21/26	31,447	29,808
	Citigroup Inc.	4.300%	11/20/26	8,975	8,985
	Citigroup Inc.	4.450%	9/29/27	30,401	30,698
4	Citigroup Inc.	3.887%	1/10/28	28,735	28,551
	Citigroup Inc.	6.625%	1/15/28	2,875	3,426
4	Citigroup Inc.	3.668%	7/24/28	30,450	29,592
4	Citigroup Inc.	3.520%	10/27/28	20,500	19,784
	Citizens Financial Group Inc.	4.350%	8/1/25	20	20
	Citizens Financial Group Inc.	4.300%	12/3/25	5,200	5,266
	Comerica Bank	4.000%	7/27/25	1,925	1,943
	Compass Bank	3.875%	4/10/25	2,150	2,106
	Cooperatieve Rabobank UA	4.625%	12/1/23	18,992	19,769
	Cooperatieve Rabobank UA	3.375%	5/21/25	15,970	15,712
	Cooperatieve Rabobank UA	4.375%	8/4/25	10,997	11,080
	Cooperatieve Rabobank UA	3.750%	7/21/26	10,370	10,001
	Credit Suisse AG	3.625%	9/9/24	28,312	28,084
5	Credit Suisse Group AG	3.574%	1/9/23	7,000	6,954
5	Credit Suisse Group AG	4.282%	1/9/28	6,500	6,509
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	17,130	17,118
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	15,997	15,619
	Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	17,975	18,396

Deutsche Bank AG	3.700%	5/30/24	14,080	13,602
Deutsche Bank AG	4.100%	1/13/26	6,540	6,335
Discover Bank	4.200%	8/8/23	9,272	9,433
Discover Bank	4.250%	3/13/26	2,100	2,121
Discover Bank	3.450%	7/27/26	11,164	10,518
Discover Financial Services	3.950%	11/6/24	4,675	4,655
Discover Financial Services	3.750%	3/4/25	5,395	5,227
Discover Financial Services	4.100%	2/9/27	8,550	8,475
Fifth Third Bancorp	4.300%	1/16/24	6,000	6,147
Fifth Third Bancorp	3.950%	3/14/28	3,500	3,505
Fifth Third Bank	3.850%	3/15/26	8,240	8,123
FirstMerit Bank NA	4.270%	11/25/26	1,225	1,241
Goldman Sachs Group Inc.	4.000%	3/3/24	27,448	27,769
Goldman Sachs Group Inc.	3.850%	7/8/24	28,670	28,751
Goldman Sachs Group Inc.	3.500%	1/23/25	40,328	39,532
Goldman Sachs Group Inc.	3.750%	5/22/25	4,250	4,193
4 Goldman Sachs Group Inc.	3.272%	9/29/25	25,025	24,025
Goldman Sachs Group Inc.	4.250%	10/21/25	25,305	25,396
Goldman Sachs Group Inc.	3.750%	2/25/26	19,915	19,547
Goldman Sachs Group Inc.	3.500%	11/16/26	23,710	22,779
Goldman Sachs Group Inc.	5.950%	1/15/27	7,200	8,059
Goldman Sachs Group Inc.	3.850%	1/26/27	30,522	30,028
4 Goldman Sachs Group Inc.	3.691%	6/5/28	20,800	20,258
4 Goldman Sachs Group Inc.	3.814%	4/23/29	7,000	6,850
HSBC Holdings plc	3.600%	5/25/23	22,230	22,246
HSBC Holdings plc	4.250%	3/14/24	20,924	21,040
HSBC Holdings plc	4.250%	8/18/25	15,212	15,132
HSBC Holdings plc	4.300%	3/8/26	31,935	32,703
HSBC Holdings plc	3.900%	5/25/26	25,510	25,450
HSBC Holdings plc	4.375%	11/23/26	16,075	15,996
4 HSBC Holdings plc	4.041%	3/13/28	14,700	14,669
HSBC USA Inc.	3.500%	6/23/24	5,745	5,714
Huntington Bancshares Inc.	4.350%	2/4/23	4,420	4,531
ING Groep NV	3.950%	3/29/27	13,835	13,687
Intesa Sanpaolo SPA	5.250%	1/12/24	8,879	9,364
JPMorgan Chase & Co.	3.375%	5/1/23	19,082	18,774
JPMorgan Chase & Co.	2.700%	5/18/23	19,113	18,404
JPMorgan Chase & Co.	3.875%	2/1/24	20,460	20,821
JPMorgan Chase & Co.	3.625%	5/13/24	20,730	20,626
JPMorgan Chase & Co.	3.875%	9/10/24	41,490	41,391
JPMorgan Chase & Co.	3.125%	1/23/25	27,786	26,729
4 JPMorgan Chase & Co.	3.220%	3/1/25	17,562	17,097
JPMorgan Chase & Co.	3.900%	7/15/25	21,924	22,098
JPMorgan Chase & Co.	3.300%	4/1/26	42,310	40,882
JPMorgan Chase & Co.	3.200%	6/15/26	18,895	18,033
JPMorgan Chase & Co.	2.950%	10/1/26	30,307	28,430
JPMorgan Chase & Co.	4.125%	12/15/26	21,766	21,767
JPMorgan Chase & Co.	4.250%	10/1/27	14,028	14,133
4 JPMorgan Chase & Co.	3.782%	2/1/28	13,903	13,767
4 JPMorgan Chase & Co.	3.540%	5/1/28	26,562	25,929
4 JPMorgan Chase & Co.	3.509%	1/23/29	8,975	8,666
KeyBank NA	3.300%	6/1/25	3,000	2,956
KeyBank NA	3.400%	5/20/26	7,450	7,165
Lloyds Banking Group plc	4.500%	11/4/24	12,055	12,141
Lloyds Banking Group plc	4.582%	12/10/25	20,989	20,959
Lloyds Banking Group plc	4.650%	3/24/26	6,980	7,006
Lloyds Banking Group plc	3.750%	1/11/27	11,335	10,953

Lloyds Banking Group plc	4.375%	3/22/28	5,000	5,045
4 Lloyds Banking Group plc	3.574%	11/7/28	11,120	10,488
Manufacturers & Traders Trust Co.	2.900%	2/6/25	6,755	6,573
Manufacturers & Traders Trust Co.	3.400%	8/17/27	6,200	6,028
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	5,700	5,418
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	7,000	7,003
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	25,255	25,248
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,000	10,145
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	13,060	12,897
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	18,500	17,686
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	6,500	6,536
Mizuho Financial Group Inc.	2.839%	9/13/26	7,000	6,468
Mizuho Financial Group Inc.	3.663%	2/28/27	2,750	2,709
Mizuho Financial Group Inc.	3.170%	9/11/27	10,000	9,380
Mizuho Financial Group Inc.	4.018%	3/5/28	9,500	9,534
Morgan Stanley	4.100%	5/22/23	15,058	15,241
Morgan Stanley	3.875%	4/29/24	24,324	24,491
Morgan Stanley	3.700%	10/23/24	32,507	32,232
Morgan Stanley	4.000%	7/23/25	37,155	37,356
Morgan Stanley	5.000%	11/24/25	27,602	28,823
Morgan Stanley	3.875%	1/27/26	17,493	17,378
Morgan Stanley	3.125%	7/27/26	32,775	30,799
Morgan Stanley	6.250%	8/9/26	1,543	1,795
Morgan Stanley	4.350%	9/8/26	26,983	27,032
Morgan Stanley	3.625%	1/20/27	37,400	36,520
Morgan Stanley	3.950%	4/23/27	11,635	11,295
4 Morgan Stanley	3.591%	7/22/28	28,392	27,424
4 Morgan Stanley	3.772%	1/24/29	22,800	22,429
MUFG Americas Holdings Corp.	3.000%	2/10/25	5,207	5,021
National Australia Bank Ltd.	3.375%	1/14/26	3,000	2,952
National Australia Bank Ltd.	2.500%	7/12/26	14,555	13,316
Northern Trust Corp.	3.950%	10/30/25	2,300	2,372
4 Northern Trust Corp.	3.375%	5/8/32	3,050	2,923
People's United Bank NA	4.000%	7/15/24	1,675	1,689
PNC Bank NA	3.800%	7/25/23	11,591	11,702
PNC Bank NA	3.300%	10/30/24	4,587	4,556
PNC Bank NA	2.950%	2/23/25	4,541	4,367
PNC Bank NA	3.250%	6/1/25	8,385	8,201
PNC Bank NA	4.200%	11/1/25	3,300	3,402
PNC Bank NA	3.100%	10/25/27	8,550	8,131
PNC Bank NA	3.250%	1/22/28	7,000	6,719
PNC Financial Services Group Inc.	3.900%	4/29/24	8,550	8,679
PNC Financial Services Group Inc.	3.150%	5/19/27	6,460	6,209
Royal Bank of Canada	4.650%	1/27/26	15,474	15,940
Royal Bank of Scotland Group plc	3.875%	9/12/23	29,888	29,528
Royal Bank of Scotland Group plc	4.800%	4/5/26	8,964	9,244
Santander Holdings USA Inc.	4.500%	7/17/25	14,505	14,726
Santander Holdings USA Inc.	4.400%	7/13/27	6,600	6,573
4 Santander UK Group Holdings plc	3.823%	11/3/28	10,000	9,550
Santander UK plc	4.000%	3/13/24	10,924	11,072
State Street Corp.	3.100%	5/15/23	8,532	8,437
State Street Corp.	3.700%	11/20/23	7,073	7,237
State Street Corp.	3.300%	12/16/24	9,940	9,818
State Street Corp.	3.550%	8/18/25	8,063	8,087
State Street Corp.	2.650%	5/19/26	8,540	7,959
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	4,975	5,067
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	2,375	2,430

Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	3,575	3,546
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	1,400	1,400
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	15,780	15,705
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	21,271	19,415
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	12,350	11,572
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,800	10,467
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	18,296	17,575
Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	975	934
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,000	14,493
SunTrust Bank	3.000%	2/2/23	3,500	3,435
SunTrust Bank	2.750%	5/1/23	3,525	3,424
SunTrust Bank	3.300%	5/15/26	5,250	4,996
SVB Financial Group	3.500%	1/29/25	3,825	3,735
Synchrony Financial	4.250%	8/15/24	15,915	15,901
Synchrony Financial	4.500%	7/23/25	18,280	18,265
Synchrony Financial	3.700%	8/4/26	7,444	6,929
4 Toronto-Dominion Bank	3.625%	9/15/31	14,300	13,691
US Bancorp	3.700%	1/30/24	4,985	5,069
US Bancorp	3.600%	9/11/24	8,004	8,010
US Bancorp	3.100%	4/27/26	7,370	7,037
US Bancorp	2.375%	7/22/26	7,775	7,032
US Bancorp	3.150%	4/27/27	12,000	11,466
US Bank NA	2.800%	1/27/25	12,855	12,250
Wells Fargo & Co.	4.125%	8/15/23	13,562	13,749
Wells Fargo & Co.	4.480%	1/16/24	6,419	6,611
Wells Fargo & Co.	3.300%	9/9/24	23,477	22,816
Wells Fargo & Co.	3.000%	2/19/25	23,328	22,216
Wells Fargo & Co.	3.550%	9/29/25	18,299	17,952
Wells Fargo & Co.	3.000%	4/22/26	35,049	32,832
Wells Fargo & Co.	4.100%	6/3/26	24,961	24,749
Wells Fargo & Co.	3.000%	10/23/26	30,942	28,882
Wells Fargo & Co.	4.300%	7/22/27	23,575	23,675
4 Wells Fargo & Co.	3.584%	5/22/28	28,875	28,149
Westpac Banking Corp.	2.850%	5/13/26	11,500	10,825
Westpac Banking Corp.	2.700%	8/19/26	11,590	10,735
Westpac Banking Corp.	3.350%	3/8/27	10,500	10,158
4 Westpac Banking Corp.	4.322%	11/23/31	17,500	17,280

Brokerage (0.6%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,975	3,085
Affiliated Managers Group Inc.	3.500%	8/1/25	2,575	2,520
Ameriprise Financial Inc.	4.000%	10/15/23	9,003	9,299
Ameriprise Financial Inc.	3.700%	10/15/24	7,750	7,829
Ameriprise Financial Inc.	2.875%	9/15/26	2,280	2,141
Apollo Investment Corp.	5.250%	3/3/25	2,625	2,647
BlackRock Inc.	3.500%	3/18/24	16,479	16,573
BlackRock Inc.	3.200%	3/15/27	1,562	1,514
Brookfield Asset Management Inc.	4.000%	1/15/25	5,910	5,888
Brookfield Finance Inc.	4.250%	6/2/26	2,600	2,606
Brookfield Finance Inc.	3.900%	1/25/28	4,800	4,646
Brookfield Finance LLC	4.000%	4/1/24	6,350	6,369
Cboe Global Markets Inc.	3.650%	1/12/27	6,023	5,866
Charles Schwab Corp.	3.225%	9/1/22	2,550	2,552
Charles Schwab Corp.	3.450%	2/13/26	3,585	3,582
Charles Schwab Corp.	3.200%	3/2/27	6,840	6,636
Charles Schwab Corp.	3.200%	1/25/28	5,150	4,938
CME Group Inc.	3.000%	3/15/25	7,650	7,440

E*TRADE Financial Corp.	3.800%	8/24/27	4,000	3,882
Eaton Vance Corp.	3.625%	6/15/23	1,800	1,826
Eaton Vance Corp.	3.500%	4/6/27	3,370	3,344
Franklin Resources Inc.	2.850%	3/30/25	4,165	4,025
Intercontinental Exchange Inc.	4.000%	10/15/23	4,455	4,608
Intercontinental Exchange Inc.	3.750%	12/1/25	12,755	12,984
Intercontinental Exchange Inc.	3.100%	9/15/27	3,200	3,057
Invesco Finance plc	4.000%	1/30/24	6,975	7,206
Invesco Finance plc	3.750%	1/15/26	6,250	6,252
Janus Capital Group Inc.	4.875%	8/1/25	2,660	2,772
Jefferies Group LLC	4.850%	1/15/27	8,548	8,735
Lazard Group LLC	3.750%	2/13/25	2,575	2,532
Lazard Group LLC	3.625%	3/1/27	5,950	5,722
Legg Mason Inc.	3.950%	7/15/24	1,750	1,755
Legg Mason Inc.	4.750%	3/15/26	3,395	3,547
Leucadia National Corp.	5.500%	10/18/23	6,829	7,004
Nasdaq Inc.	4.250%	6/1/24	1,155	1,178
Nasdaq Inc.	3.850%	6/30/26	8,460	8,360
Raymond James Financial Inc.	3.625%	9/15/26	4,586	4,521
Stifel Financial Corp.	4.250%	7/18/24	4,835	4,849
TD Ameritrade Holding Corp.	3.625%	4/1/25	3,050	3,091
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,664	8,431

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	7,100	6,843
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	9,192	8,595
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	5,400	5,150
Air Lease Corp.	3.000%	9/15/23	6,664	6,383
Air Lease Corp.	4.250%	9/15/24	4,298	4,360
Air Lease Corp.	3.250%	3/1/25	11,200	10,674
Air Lease Corp.	3.625%	4/1/27	5,650	5,383
Air Lease Corp.	3.625%	12/1/27	2,000	1,889
Ares Capital Corp.	4.250%	3/1/25	6,200	6,060
GATX Corp.	3.900%	3/30/23	2,825	2,867
GATX Corp.	3.250%	3/30/25	2,675	2,545
GATX Corp.	3.250%	9/15/26	1,800	1,684
GATX Corp.	3.850%	3/30/27	2,000	1,949
GE Capital International Funding Co. Unlimited
Co.	3.373%	11/15/25	23,161	22,313
Prospect Capital Corp.	5.875%	3/15/23	1,725	1,805

Insurance (1.7%)
Aetna Inc.	2.800%	6/15/23	11,288	10,814
Aetna Inc.	3.500%	11/15/24	8,188	8,006
Aflac Inc.	3.625%	6/15/23	1,805	1,826
Aflac Inc.	3.625%	11/15/24	12,295	12,332
Aflac Inc.	3.250%	3/17/25	3,525	3,451
Aflac Inc.	2.875%	10/15/26	2,975	2,802
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,778	5,716
Allstate Corp.	3.150%	6/15/23	3,420	3,400
Allstate Corp.	3.280%	12/15/26	7,405	7,216
4 Allstate Corp.	5.750%	8/15/53	6,710	7,071
American Financial Group Inc.	3.500%	8/15/26	4,200	4,019
American International Group Inc.	4.125%	2/15/24	13,911	14,093

American International Group Inc.	3.750%	7/10/25	7,372	7,263
American International Group Inc.	3.900%	4/1/26	11,609	11,469
Anthem Inc.	3.500%	8/15/24	10,162	9,910
Anthem Inc.	3.350%	12/1/24	8,355	8,124
Anthem Inc.	3.650%	12/1/27	9,750	9,400
Anthem Inc.	4.101%	3/1/28	11,000	11,015
Aon plc	4.000%	11/27/23	1,950	1,997
Aon plc	3.500%	6/14/24	5,720	5,680
Aon plc	3.875%	12/15/25	14,645	14,675
Arch Capital Finance LLC	4.011%	12/15/26	8,140	8,162
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	6,225	6,438
Assurant Inc.	4.200%	9/27/23	2,000	2,010
Assurant Inc.	4.900%	3/27/28	2,500	2,547
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,700	4,962
Athene Holding Ltd.	4.125%	1/12/28	9,575	9,182
AXIS Specialty Finance plc	4.000%	12/6/27	3,075	2,950
Berkshire Hathaway Inc.	3.125%	3/15/26	28,515	27,675
5 Brighthouse Financial Inc.	3.700%	6/22/27	13,770	12,765
Brown & Brown Inc.	4.200%	9/15/24	5,255	5,343
Chubb INA Holdings Inc.	3.350%	5/15/24	5,735	5,724
Chubb INA Holdings Inc.	3.150%	3/15/25	9,148	8,945
Chubb INA Holdings Inc.	3.350%	5/3/26	13,121	12,907
Cigna Corp.	3.250%	4/15/25	9,500	9,065
Cigna Corp.	3.050%	10/15/27	3,885	3,542
CNA Financial Corp.	3.950%	5/15/24	5,230	5,280
CNA Financial Corp.	4.500%	3/1/26	5,839	6,026
CNA Financial Corp.	3.450%	8/15/27	2,053	1,944
First American Financial Corp.	4.600%	11/15/24	2,700	2,735
Hanover Insurance Group Inc.	4.500%	4/15/26	4,700	4,708
Humana Inc.	3.850%	10/1/24	6,411	6,414
Humana Inc.	3.950%	3/15/27	5,475	5,437
Kemper Corp.	4.350%	2/15/25	2,500	2,486
Lincoln National Corp.	4.000%	9/1/23	5,400	5,526
Lincoln National Corp.	3.350%	3/9/25	3,200	3,129
Lincoln National Corp.	3.625%	12/12/26	2,583	2,536
Loews Corp.	2.625%	5/15/23	6,860	6,617
Loews Corp.	3.750%	4/1/26	780	784
Manulife Financial Corp.	4.150%	3/4/26	13,187	13,388
4 Manulife Financial Corp.	4.061%	2/24/32	6,935	6,740
Markel Corp.	3.500%	11/1/27	2,500	2,397
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	2,000	2,054
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	12,140	12,071
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	3,250	3,212
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,957	5,931
Mercury General Corp.	4.400%	3/15/27	3,465	3,472
MetLife Inc.	4.368%	9/15/23	6,182	6,440
MetLife Inc.	3.600%	4/10/24	10,669	10,661
MetLife Inc.	3.000%	3/1/25	3,150	3,022
MetLife Inc.	3.600%	11/13/25	7,365	7,315
Old Republic International Corp.	4.875%	10/1/24	4,625	4,864
Old Republic International Corp.	3.875%	8/26/26	6,325	6,197
Principal Financial Group Inc.	3.125%	5/15/23	2,525	2,472
Principal Financial Group Inc.	3.400%	5/15/25	6,266	6,159
Principal Financial Group Inc.	3.100%	11/15/26	1,600	1,511
Progressive Corp.	2.450%	1/15/27	4,340	3,978
Prudential Financial Inc.	3.500%	5/15/24	11,150	11,138
4 Prudential Financial Inc.	5.625%	6/15/43	13,010	13,644

4 Prudential Financial Inc.	5.200%	3/15/44	5,525	5,587
4 Prudential Financial Inc.	5.375%	5/15/45	9,150	9,406
4 Prudential Financial Inc.	4.500%	9/15/47	7,775	7,387
Reinsurance Group of America Inc.	4.700%	9/15/23	4,258	4,485
Reinsurance Group of America Inc.	3.950%	9/15/26	1,700	1,679
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,800	2,801
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,800	1,710
Trinity Acquisition plc	4.400%	3/15/26	4,480	4,473
UnitedHealth Group Inc.	2.750%	2/15/23	9,075	8,851
UnitedHealth Group Inc.	3.750%	7/15/25	20,620	20,891
UnitedHealth Group Inc.	3.100%	3/15/26	9,562	9,232
UnitedHealth Group Inc.	3.450%	1/15/27	3,154	3,125
UnitedHealth Group Inc.	3.375%	4/15/27	6,365	6,206
UnitedHealth Group Inc.	2.950%	10/15/27	9,400	8,923
Unum Group	4.000%	3/15/24	4,120	4,169
Voya Financial Inc.	3.125%	7/15/24	9,450	9,099
Voya Financial Inc.	3.650%	6/15/26	3,504	3,401
Willis North America Inc.	3.600%	5/15/24	6,055	5,920
XLIT Ltd.	6.375%	11/15/24	4,387	4,992
XLIT Ltd.	4.450%	3/31/25	5,646	5,668

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,300	1,338
ORIX Corp.	3.250%	12/4/24	5,950	5,757
ORIX Corp.	3.700%	7/18/27	3,500	3,407

Real Estate Investment Trusts (2.1%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	4,325	4,371
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,700	5,514
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,350	2,388
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,800	1,792
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,700	2,712
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	500	476
AvalonBay Communities Inc.	2.850%	3/15/23	1,520	1,481
AvalonBay Communities Inc.	4.200%	12/15/23	2,290	2,375
AvalonBay Communities Inc.	3.450%	6/1/25	9,067	8,974
AvalonBay Communities Inc.	3.500%	11/15/25	4,700	4,646
AvalonBay Communities Inc.	2.950%	5/11/26	5,638	5,343
AvalonBay Communities Inc.	2.900%	10/15/26	600	562
AvalonBay Communities Inc.	3.350%	5/15/27	4,575	4,420
AvalonBay Communities Inc.	3.200%	1/15/28	25	24
Boston Properties LP	3.125%	9/1/23	5,151	5,038
Boston Properties LP	3.800%	2/1/24	5,765	5,800
Boston Properties LP	3.200%	1/15/25	8,050	7,771
Boston Properties LP	3.650%	2/1/26	7,720	7,548
Boston Properties LP	2.750%	10/1/26	9,291	8,440
Brandywine Operating Partnership LP	3.950%	11/15/27	9,000	8,696
Brixmor Operating Partnership LP	3.250%	9/15/23	3,050	2,946
Brixmor Operating Partnership LP	3.650%	6/15/24	2,200	2,145
Brixmor Operating Partnership LP	3.850%	2/1/25	10,108	9,880
Brixmor Operating Partnership LP	4.125%	6/15/26	5,625	5,518
Brixmor Operating Partnership LP	3.900%	3/15/27	6,875	6,577
CBL & Associates LP	4.600%	10/15/24	120	98

Columbia Property Trust Operating Partnership
LP	4.150%	4/1/25	3,700	3,653
Columbia Property Trust Operating Partnership
LP	3.650%	8/15/26	6,575	6,165
Corporate Office Properties LP	3.600%	5/15/23	4,450	4,353
Corporate Office Properties LP	5.250%	2/15/24	2,975	3,126
CubeSmart LP	4.375%	12/15/23	2,575	2,648
CubeSmart LP	4.000%	11/15/25	825	821
CubeSmart LP	3.125%	9/1/26	4,350	4,017
DCT Industrial Operating Partnership LP	4.500%	10/15/23	2,975	3,030
DDR Corp.	3.900%	8/15/24	4,300	4,265
DDR Corp.	3.625%	2/1/25	6,400	6,127
DDR Corp.	4.250%	2/1/26	2,823	2,791
DDR Corp.	4.700%	6/1/27	3,775	3,847
Digital Realty Trust LP	4.750%	10/1/25	4,525	4,739
Digital Realty Trust LP	3.700%	8/15/27	7,625	7,347
Duke Realty LP	3.750%	12/1/24	1,900	1,902
Duke Realty LP	3.250%	6/30/26	1,450	1,391
Duke Realty LP	3.375%	12/15/27	2,800	2,666
EPR Properties	5.250%	7/15/23	350	366
EPR Properties	4.500%	4/1/25	3,486	3,489
EPR Properties	4.750%	12/15/26	4,800	4,805
EPR Properties	4.500%	6/1/27	3,900	3,799
ERP Operating LP	3.000%	4/15/23	2,598	2,564
ERP Operating LP	3.375%	6/1/25	2,300	2,268
ERP Operating LP	2.850%	11/1/26	8,325	7,824
ERP Operating LP	3.250%	8/1/27	2,150	2,072
ERP Operating LP	3.500%	3/1/28	1,000	978
Essex Portfolio LP	3.250%	5/1/23	6,855	6,715
Essex Portfolio LP	3.875%	5/1/24	2,900	2,913
Essex Portfolio LP	3.500%	4/1/25	6,400	6,255
Essex Portfolio LP	3.375%	4/15/26	4,250	4,079
Essex Portfolio LP	3.625%	5/1/27	400	388
Federal Realty Investment Trust	2.750%	6/1/23	2,100	2,041
Federal Realty Investment Trust	3.250%	7/15/27	7,900	7,537
HCP Inc.	4.250%	11/15/23	10,570	10,844
HCP Inc.	4.200%	3/1/24	6,392	6,471
HCP Inc.	3.875%	8/15/24	20,125	19,935
HCP Inc.	3.400%	2/1/25	9,444	9,134
HCP Inc.	4.000%	6/1/25	4,562	4,566
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,300	1,236
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,625	1,624
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,200	3,050
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,375	4,196
Highwoods Realty LP	3.625%	1/15/23	560	553
Highwoods Realty LP	3.875%	3/1/27	2,500	2,434
Highwoods Realty LP	4.125%	3/15/28	3,700	3,668
Hospitality Properties Trust	4.500%	6/15/23	3,216	3,299
Hospitality Properties Trust	4.650%	3/15/24	4,160	4,261
Hospitality Properties Trust	4.500%	3/15/25	3,025	3,055
Hospitality Properties Trust	5.250%	2/15/26	3,120	3,250
Hospitality Properties Trust	4.950%	2/15/27	1,610	1,638
Hospitality Properties Trust	3.950%	1/15/28	2,000	1,887
Hospitality Properties Trust	4.375%	2/15/30	1,500	1,438
Host Hotels & Resorts LP	3.750%	10/15/23	3,059	3,015
Host Hotels & Resorts LP	3.875%	4/1/24	3,800	3,740
Host Hotels & Resorts LP	4.000%	6/15/25	4,830	4,749

Hudson Pacific Properties LP	3.950%	11/1/27	1,150	1,101
Kilroy Realty LP	3.450%	12/15/24	4,600	4,459
Kilroy Realty LP	4.375%	10/1/25	4,464	4,518
Kimco Realty Corp.	3.125%	6/1/23	1,450	1,413
Kimco Realty Corp.	2.700%	3/1/24	1,000	940
Kimco Realty Corp.	3.300%	2/1/25	5,745	5,515
Kimco Realty Corp.	2.800%	10/1/26	14,150	12,678
Kimco Realty Corp.	3.800%	4/1/27	300	288
Kite Realty Group LP	4.000%	10/1/26	2,750	2,581
Liberty Property LP	3.375%	6/15/23	600	595
Liberty Property LP	4.400%	2/15/24	3,225	3,344
Liberty Property LP	3.750%	4/1/25	7,850	7,791
Liberty Property LP	3.250%	10/1/26	1,900	1,800
Life Storage LP	3.875%	12/15/27	2,945	2,834
LifeStorage LP	3.500%	7/1/26	4,075	3,847
Mid-America Apartments LP	4.300%	10/15/23	3,050	3,166
Mid-America Apartments LP	3.750%	6/15/24	1,700	1,688
Mid-America Apartments LP	4.000%	11/15/25	4,150	4,171
Mid-America Apartments LP	3.600%	6/1/27	9,845	9,528
National Retail Properties Inc.	3.300%	4/15/23	7,020	6,929
National Retail Properties Inc.	3.900%	6/15/24	4,825	4,829
National Retail Properties Inc.	4.000%	11/15/25	1,150	1,146
National Retail Properties Inc.	3.600%	12/15/26	3,150	3,024
Omega Healthcare Investors Inc.	4.375%	8/1/23	8,565	8,544
Omega Healthcare Investors Inc.	4.950%	4/1/24	2,950	3,002
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,400	6,240
Omega Healthcare Investors Inc.	5.250%	1/15/26	9,145	9,236
Omega Healthcare Investors Inc.	4.500%	4/1/27	6,449	6,207
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,500	1,455
Physicians Realty LP	4.300%	3/15/27	2,950	2,917
Physicians Realty LP	3.950%	1/15/28	1,500	1,437
Piedmont Operating Partnership LP	3.400%	6/1/23	1,325	1,289
Piedmont Operating Partnership LP	4.450%	3/15/24	5,925	6,032
ProLogis LP	4.250%	8/15/23	8,635	8,999
Prologis LP	3.750%	11/1/25	5,120	5,190
Public Storage	3.094%	9/15/27	3,450	3,308
Realty Income Corp.	4.650%	8/1/23	5,875	6,150
Realty Income Corp.	3.875%	7/15/24	2,650	2,659
Realty Income Corp.	3.875%	4/15/25	4,500	4,489
Realty Income Corp.	4.125%	10/15/26	8,875	8,965
Realty Income Corp.	3.000%	1/15/27	4,140	3,823
Realty Income Corp.	3.650%	1/15/28	8,056	7,795
Regency Centers LP	3.600%	2/1/27	9,025	8,697
Regency Centers LP	4.125%	3/15/28	2,800	2,805
Sabra Health Care LP	5.125%	8/15/26	3,150	3,032
Select Income REIT	4.250%	5/15/24	2,950	2,886
Select Income REIT	4.500%	2/1/25	4,183	4,129
Senior Housing Properties Trust	4.750%	2/15/28	500	493
Simon Property Group LP	2.750%	6/1/23	6,500	6,297
Simon Property Group LP	3.750%	2/1/24	3,265	3,317
Simon Property Group LP	3.375%	10/1/24	5,505	5,433
Simon Property Group LP	3.500%	9/1/25	7,000	6,913
Simon Property Group LP	3.300%	1/15/26	9,600	9,302
Simon Property Group LP	3.250%	11/30/26	7,180	6,884
Simon Property Group LP	3.375%	6/15/27	7,850	7,579
Simon Property Group LP	3.375%	12/1/27	6,100	5,838
STORE Capital Corp.	4.500%	3/15/28	3,225	3,201

Tanger Properties LP	3.750%	12/1/24	1,550	1,523
Tanger Properties LP	3.125%	9/1/26	1,275	1,161
Tanger Properties LP	3.875%	7/15/27	2,700	2,606
UDR Inc.	3.750%	7/1/24	1,750	1,753
UDR Inc.	4.000%	10/1/25	4,850	4,905
UDR Inc.	2.950%	9/1/26	5,425	4,998
UDR Inc.	3.500%	1/15/28	1,500	1,448
Ventas Realty LP	3.125%	6/15/23	1,500	1,468
Ventas Realty LP	3.750%	5/1/24	3,400	3,394
Ventas Realty LP	3.500%	2/1/25	5,890	5,742
Ventas Realty LP	4.125%	1/15/26	3,561	3,592
Ventas Realty LP	3.250%	10/15/26	6,125	5,764
Ventas Realty LP	4.000%	3/1/28	4,500	4,412
VEREIT Operating Partnership LP	4.600%	2/6/24	5,045	5,106
VEREIT Operating Partnership LP	4.875%	6/1/26	10,983	11,134
VEREIT Operating Partnership LP	3.950%	8/15/27	9,951	9,352
Vornado Realty LP	3.500%	1/15/25	3,400	3,293
Washington Prime Group LP	5.950%	8/15/24	6,900	6,585
Weingarten Realty Investors	3.500%	4/15/23	2,275	2,259
Weingarten Realty Investors	4.450%	1/15/24	150	154
Weingarten Realty Investors	3.850%	6/1/25	3,500	3,460
Welltower Inc.	4.500%	1/15/24	1,695	1,747
Welltower Inc.	4.000%	6/1/25	16,463	16,459
Welltower Inc.	4.250%	4/1/26	6,100	6,160
WP Carey Inc.	4.600%	4/1/24	4,175	4,277
WP Carey Inc.	4.000%	2/1/25	1,990	1,954
WP Carey Inc.	4.250%	10/1/26	1,175	1,166
				5,028,643
Industrial (24.0%)
Basic Industry (1.1%)
Agrium Inc.	3.500%	6/1/23	9,573	9,549
Agrium Inc.	3.375%	3/15/25	7,745	7,502
Air Products & Chemicals Inc.	3.350%	7/31/24	8,800	8,852
Airgas Inc.	3.650%	7/15/24	1,850	1,870
Albemarle Corp.	4.150%	12/1/24	4,665	4,792
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	9,350	9,671
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	591
Braskem Finance Ltd.	6.450%	2/3/24	6,600	7,161
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	2,000	2,049
5 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	11,050	10,614
Dow Chemical Co.	3.500%	10/1/24	8,075	7,990
Eastman Chemical Co.	3.800%	3/15/25	8,442	8,538
Ecolab Inc.	2.700%	11/1/26	9,740	9,096
EI du Pont de Nemours & Co.	2.800%	2/15/23	10,975	10,723
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,450	6,643
Fibria Overseas Finance Ltd.	4.000%	1/14/25	7,800	7,521
Fibria Overseas Finance Ltd.	5.500%	1/17/27	3,775	3,907
FMC Corp.	4.100%	2/1/24	2,924	2,952
Georgia-Pacific LLC	8.000%	1/15/24	3,750	4,639
Georgia-Pacific LLC	7.375%	12/1/25	1,679	2,073
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,525	1,507
International Paper Co.	3.650%	6/15/24	10,010	9,964
International Paper Co.	3.800%	1/15/26	10,151	10,007
International Paper Co.	3.000%	2/15/27	2,050	1,895
5 Kinross Gold Corp.	4.500%	7/15/27	6,617	6,476
LYB International Finance BV	4.000%	7/15/23	6,395	6,470
LYB International Finance II BV	3.500%	3/2/27	8,847	8,438

LyondellBasell Industries NV	5.750%	4/15/24	11,788	12,952
Methanex Corp.	4.250%	12/1/24	3,500	3,457
Monsanto Co.	2.200%	7/15/22	2,150	2,047
Monsanto Co.	3.375%	7/15/24	5,598	5,526
Monsanto Co.	2.850%	4/15/25	8,300	7,811
Mosaic Co.	4.250%	11/15/23	10,123	10,318
Mosaic Co.	4.050%	11/15/27	5,250	5,090
NewMarket Corp.	4.100%	12/15/22	315	323
Nucor Corp.	4.000%	8/1/23	8,675	8,929
Packaging Corp. of America	4.500%	11/1/23	11,410	11,905
Packaging Corp. of America	3.650%	9/15/24	3,050	3,046
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	4,750	4,740
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,111	3,893
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	9,655	9,617
Praxair Inc.	2.650%	2/5/25	2,156	2,075
Praxair Inc.	3.200%	1/30/26	5,237	5,178
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,440	2,511
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	10,664	10,803
RPM International Inc.	3.750%	3/15/27	2,950	2,872
Sherwin-Williams Co.	3.125%	6/1/24	6,550	6,343
Sherwin-Williams Co.	3.450%	8/1/25	4,200	4,111
Sherwin-Williams Co.	3.950%	1/15/26	3,466	3,474
Sherwin-Williams Co.	3.450%	6/1/27	9,940	9,521
Southern Copper Corp.	3.875%	4/23/25	7,225	7,266
Vale Overseas Ltd.	6.250%	8/10/26	21,050	23,576
Westlake Chemical Corp.	3.600%	8/15/26	13,638	13,174
5 WestRock Co.	3.000%	9/15/24	1,455	1,389
5 WestRock Co.	3.750%	3/15/25	7,700	7,680
5 WestRock Co.	3.375%	9/15/27	3,300	3,157
5 WestRock Co.	4.000%	3/15/28	5,975	5,983
Weyerhaeuser Co.	4.625%	9/15/23	5,094	5,352
Weyerhaeuser Co.	8.500%	1/15/25	600	755
Yamana Gold Inc.	4.950%	7/15/24	3,105	3,198
5 Yamana Gold Inc.	4.625%	12/15/27	1,275	1,249

Capital Goods (1.8%)
3M Co.	3.000%	8/7/25	2,100	2,069
3M Co.	2.250%	9/19/26	6,050	5,507
3M Co.	2.875%	10/15/27	6,100	5,850
ABB Finance USA Inc.	3.375%	4/3/23	800	801
ABB Finance USA Inc.	3.800%	4/3/28	1,500	1,512
Allegion US Holding Co. Inc.	3.200%	10/1/24	3,900	3,772
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,750	3,543
Bemis Co. Inc.	3.100%	9/15/26	2,700	2,521
Boeing Co.	1.875%	6/15/23	5,000	4,716
Boeing Co.	7.950%	8/15/24	387	488
Boeing Co.	2.850%	10/30/24	4,651	4,538
Boeing Co.	2.500%	3/1/25	1,092	1,032
Boeing Co.	2.600%	10/30/25	3,400	3,243
Boeing Co.	2.250%	6/15/26	2,195	2,026
Boeing Co.	2.800%	3/1/27	3,412	3,260
Boeing Co.	3.250%	3/1/28	1,800	1,774
Carlisle Cos. Inc.	3.500%	12/1/24	3,700	3,644
Carlisle Cos. Inc.	3.750%	12/1/27	5,450	5,319
Caterpillar Financial Services Corp.	3.750%	11/24/23	5,402	5,514
Caterpillar Financial Services Corp.	3.300%	6/9/24	1,250	1,241
Caterpillar Financial Services Corp.	3.250%	12/1/24	7,183	7,097

Caterpillar Financial Services Corp.	2.400%	8/9/26	3,535	3,267
Caterpillar Inc.	3.400%	5/15/24	14,396	14,401
CNH Industrial NV	4.500%	8/15/23	6,070	6,214
CNH Industrial NV	3.850%	11/15/27	7,700	7,469
Crane Co.	4.450%	12/15/23	3,040	3,113
Dover Corp.	3.150%	11/15/25	4,014	3,920
Eagle Materials Inc.	4.500%	8/1/26	3,000	3,034
Eaton Corp.	3.103%	9/15/27	6,200	5,829
Embraer Netherlands Finance BV	5.050%	6/15/25	11,633	12,005
Embraer Netherlands Finance BV	5.400%	2/1/27	5,388	5,696
5 Embraer Overseas Ltd.	5.696%	9/16/23	5,000	5,318
Emerson Electric Co.	3.150%	6/1/25	3,300	3,262
Flowserve Corp.	4.000%	11/15/23	2,000	1,997
Fortive Corp.	3.150%	6/15/26	8,016	7,639
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,050	4,135
General Dynamics Corp.	1.875%	8/15/23	9,640	8,986
General Dynamics Corp.	2.375%	11/15/24	7,350	6,943
General Dynamics Corp.	2.125%	8/15/26	6,084	5,497
General Dynamics Corp.	2.625%	11/15/27	400	373
General Electric Co.	3.375%	3/11/24	6,605	6,459
General Electric Co.	3.450%	5/15/24	5,746	5,627
Harris Corp.	3.832%	4/27/25	5,583	5,606
Hexcel Corp.	4.700%	8/15/25	1,500	1,561
Hexcel Corp.	3.950%	2/15/27	3,645	3,620
Honeywell International Inc.	3.350%	12/1/23	2,180	2,169
Honeywell International Inc.	2.500%	11/1/26	10,693	9,881
Hubbell Inc.	3.350%	3/1/26	3,380	3,315
Hubbell Inc.	3.150%	8/15/27	2,700	2,574
Hubbell Inc.	3.500%	2/15/28	4,900	4,794
5 Huntington Ingalls Industries Inc.	3.483%	12/1/27	6,220	5,971
Illinois Tool Works Inc.	3.500%	3/1/24	8,950	9,125
Illinois Tool Works Inc.	2.650%	11/15/26	14,235	13,297
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,587	7,857
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	5,050	5,055
John Deere Capital Corp.	3.350%	6/12/24	7,010	6,977
John Deere Capital Corp.	2.650%	6/24/24	3,400	3,257
John Deere Capital Corp.	3.450%	3/13/25	1,500	1,500
John Deere Capital Corp.	3.400%	9/11/25	2,300	2,284
John Deere Capital Corp.	2.650%	6/10/26	5,014	4,708
John Deere Capital Corp.	2.800%	9/8/27	7,050	6,622
John Deere Capital Corp.	3.050%	1/6/28	7,000	6,689
Johnson Controls International plc	3.625%	7/2/24	2,725	2,727
Johnson Controls International plc	3.900%	2/14/26	6,775	6,782
L3 Technologies Inc.	3.950%	5/28/24	1,653	1,660
L3 Technologies Inc.	3.850%	12/15/26	6,503	6,411
Leggett & Platt Inc.	3.800%	11/15/24	3,200	3,190
Leggett & Platt Inc.	3.500%	11/15/27	6,000	5,784
Legrand France SA	8.500%	2/15/25	2,700	3,408
Lennox International Inc.	3.000%	11/15/23	2,550	2,466
Lockheed Martin Corp.	2.900%	3/1/25	5,566	5,315
Lockheed Martin Corp.	3.550%	1/15/26	18,633	18,490
Martin Marietta Materials Inc.	4.250%	7/2/24	2,790	2,846
Martin Marietta Materials Inc.	3.450%	6/1/27	4,575	4,365
Martin Marietta Materials Inc.	3.500%	12/15/27	4,200	4,003
Masco Corp.	4.450%	4/1/25	5,793	5,924
Masco Corp.	4.375%	4/1/26	5,064	5,150
Masco Corp.	3.500%	11/15/27	750	715

Northrop Grumman Corp.	3.250%	8/1/23	14,101	13,982
Northrop Grumman Corp.	2.930%	1/15/25	14,900	14,256
Northrop Grumman Corp.	3.200%	2/1/27	3,400	3,245
Northrop Grumman Corp.	3.250%	1/15/28	9,790	9,334
Northrop Grumman Systems Corp.	7.875%	3/1/26	525	658
5 Nvent Finance Sarl	3.950%	4/15/23	1,000	1,001
5 Nvent Finance Sarl	4.550%	4/15/28	2,000	2,007
Owens Corning	4.200%	12/1/24	3,250	3,293
Owens Corning	3.400%	8/15/26	7,260	6,911
Parker-Hannifin Corp.	3.300%	11/21/24	4,585	4,573
Parker-Hannifin Corp.	3.250%	3/1/27	8,147	7,990
Precision Castparts Corp.	3.250%	6/15/25	12,443	12,326
Raytheon Co.	3.150%	12/15/24	2,905	2,882
Republic Services Inc.	4.750%	5/15/23	2,163	2,286
Republic Services Inc.	3.200%	3/15/25	10,076	9,774
Republic Services Inc.	2.900%	7/1/26	1,133	1,062
Republic Services Inc.	3.375%	11/15/27	3,900	3,763
Rockwell Automation Inc.	2.875%	3/1/25	773	742
Rockwell Collins Inc.	3.700%	12/15/23	2,510	2,524
Rockwell Collins Inc.	3.200%	3/15/24	9,060	8,804
Rockwell Collins Inc.	3.500%	3/15/27	12,946	12,450
Roper Technologies Inc.	3.850%	12/15/25	2,275	2,297
Roper Technologies Inc.	3.800%	12/15/26	15,150	15,079
Snap-on Inc.	3.250%	3/1/27	2,575	2,498
Spirit AeroSystems Inc.	3.850%	6/15/26	4,000	3,913
Textron Inc.	4.300%	3/1/24	2,500	2,566
Textron Inc.	3.875%	3/1/25	2,220	2,215
Textron Inc.	4.000%	3/15/26	3,770	3,795
Textron Inc.	3.650%	3/15/27	9,418	9,197
The Timken Co.	3.875%	9/1/24	3,150	3,101
United Technologies Corp.	2.800%	5/4/24	11,275	10,760
United Technologies Corp.	2.650%	11/1/26	9,725	8,910
United Technologies Corp.	3.125%	5/4/27	5,325	5,026
Vulcan Materials Co.	4.500%	4/1/25	3,800	3,919
Wabtec Corp.	3.450%	11/15/26	6,973	6,684
Waste Management Inc.	2.400%	5/15/23	4,825	4,599
Waste Management Inc.	3.500%	5/15/24	4,010	4,013
Waste Management Inc.	3.125%	3/1/25	7,436	7,220
Waste Management Inc.	3.150%	11/15/27	7,044	6,709
Xylem Inc.	3.250%	11/1/26	4,685	4,500

Communication (3.0%)
21st Century Fox America Inc.	4.000%	10/1/23	2,825	2,900
21st Century Fox America Inc.	3.700%	9/15/24	5,525	5,571
21st Century Fox America Inc.	3.700%	10/15/25	5,625	5,649
21st Century Fox America Inc.	3.375%	11/15/26	4,100	4,031
Activision Blizzard Inc.	3.400%	9/15/26	11,235	10,926
Activision Blizzard Inc.	3.400%	6/15/27	2,200	2,120
American Tower Corp.	3.500%	1/31/23	3,000	2,982
American Tower Corp.	3.000%	6/15/23	3,500	3,375
American Tower Corp.	5.000%	2/15/24	9,288	9,802
American Tower Corp.	4.000%	6/1/25	10,399	10,298
American Tower Corp.	4.400%	2/15/26	4,875	4,934
American Tower Corp.	3.375%	10/15/26	6,580	6,152
American Tower Corp.	3.550%	7/15/27	10,325	9,689
American Tower Corp.	3.600%	1/15/28	6,735	6,393
AT&T Inc.	3.800%	3/1/24	7,918	7,920

AT&T Inc.	4.450%	4/1/24	12,886	13,280
AT&T Inc.	3.400%	8/14/24	27,660	27,858
AT&T Inc.	3.950%	1/15/25	12,902	12,899
AT&T Inc.	3.400%	5/15/25	48,057	46,189
AT&T Inc.	4.125%	2/17/26	28,813	28,892
AT&T Inc.	4.250%	3/1/27	20,158	20,331
AT&T Inc.	3.900%	8/14/27	47,050	47,367
5 AT&T Inc.	4.100%	2/15/28	24,500	24,355
CBS Corp.	2.500%	2/15/23	2,600	2,471
5 CBS Corp.	2.900%	6/1/23	2,225	2,146
CBS Corp.	3.700%	8/15/24	6,545	6,518
CBS Corp.	3.500%	1/15/25	5,500	5,337
CBS Corp.	4.000%	1/15/26	7,603	7,491
CBS Corp.	2.900%	1/15/27	6,200	5,616
CBS Corp.	3.375%	2/15/28	4,800	4,459
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	10,504	10,569
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.908%	7/23/25	45,642	46,493
Charter Communications Operating LLC / Charter
Communications Operating Capital	3.750%	2/15/28	7,500	6,875
Charter Communications Operating LLC / Charter
Communications Operating Capital	4.200%	3/15/28	10,000	9,559
Comcast Corp.	3.000%	2/1/24	11,397	11,061
Comcast Corp.	3.600%	3/1/24	8,848	8,884
Comcast Corp.	3.375%	2/15/25	12,215	11,959
Comcast Corp.	3.375%	8/15/25	14,294	13,975
Comcast Corp.	3.150%	3/1/26	18,024	17,333
Comcast Corp.	2.350%	1/15/27	12,765	11,417
Comcast Corp.	3.300%	2/1/27	14,425	13,947
Comcast Corp.	3.150%	2/15/28	10,000	9,470
Comcast Corp.	3.550%	5/1/28	12,000	11,766
Crown Castle International Corp.	3.200%	9/1/24	10,400	9,965
Crown Castle International Corp.	4.450%	2/15/26	10,653	10,798
Crown Castle International Corp.	3.700%	6/15/26	10,993	10,560
Crown Castle International Corp.	4.000%	3/1/27	5,750	5,638
Crown Castle International Corp.	3.650%	9/1/27	6,214	5,925
Crown Castle International Corp.	3.800%	2/15/28	9,500	9,111
Discovery Communications LLC	3.250%	4/1/23	2,358	2,289
Discovery Communications LLC	3.800%	3/13/24	4,850	4,803
Discovery Communications LLC	3.450%	3/15/25	3,900	3,747
Discovery Communications LLC	4.900%	3/11/26	6,541	6,765
Discovery Communications LLC	3.950%	3/20/28	6,200	5,946
Electronic Arts Inc.	4.800%	3/1/26	4,500	4,810
Grupo Televisa SAB	6.625%	3/18/25	2,160	2,467
Grupo Televisa SAB	4.625%	1/30/26	6,135	6,273
Interpublic Group of Cos. Inc.	4.200%	4/15/24	5,052	5,148
Moody's Corp.	4.875%	2/15/24	6,782	7,193
Omnicom Group Inc.	3.650%	11/1/24	12,665	12,530
Omnicom Group Inc.	3.600%	4/15/26	8,301	8,023
Rogers Communications Inc.	4.100%	10/1/23	7,840	8,060
Rogers Communications Inc.	3.625%	12/15/25	5,150	5,140
Rogers Communications Inc.	2.900%	11/15/26	5,200	4,883
S&P Global Inc.	4.000%	6/15/25	9,258	9,477
S&P Global Inc.	4.400%	2/15/26	6,515	6,836
S&P Global Inc.	2.950%	1/22/27	4,624	4,364
Scripps Networks Interactive Inc.	3.900%	11/15/24	5,300	5,235

Scripps Networks Interactive Inc.	3.950%	6/15/25	5,225	5,162
Telefonica Emisiones SAU	5.462%	2/16/21	11,385	12,114
Telefonica Emisiones SAU	4.103%	3/8/27	13,945	13,903
TELUS Corp.	2.800%	2/16/27	5,550	5,134
Thomson Reuters Corp.	4.300%	11/23/23	5,150	5,270
Thomson Reuters Corp.	3.850%	9/29/24	3,979	3,978
Thomson Reuters Corp.	3.350%	5/15/26	5,600	5,341
Time Warner Inc.	4.050%	12/15/23	3,275	3,343
Time Warner Inc.	3.550%	6/1/24	7,100	6,987
Time Warner Inc.	3.600%	7/15/25	14,230	13,826
Time Warner Inc.	3.875%	1/15/26	7,175	6,992
Time Warner Inc.	2.950%	7/15/26	530	485
Time Warner Inc.	3.800%	2/15/27	19,702	19,047
Verizon Communications Inc.	5.150%	9/15/23	54,225	58,534
Verizon Communications Inc.	4.150%	3/15/24	11,851	12,156
Verizon Communications Inc.	3.500%	11/1/24	23,452	23,202
Verizon Communications Inc.	3.376%	2/15/25	37,845	37,183
Verizon Communications Inc.	2.625%	8/15/26	20,332	18,560
Verizon Communications Inc.	4.125%	3/16/27	30,954	31,327
Viacom Inc.	4.250%	9/1/23	10,450	10,598
Viacom Inc.	3.875%	4/1/24	5,620	5,575
Viacom Inc.	3.450%	10/4/26	4,365	4,123
Walt Disney Co.	3.150%	9/17/25	7,602	7,491
Walt Disney Co.	3.000%	2/13/26	9,592	9,346
Walt Disney Co.	1.850%	7/30/26	19,306	17,095
WPP Finance 2010	3.750%	9/19/24	6,873	6,763

Consumer Cyclical (2.9%)
Advance Auto Parts Inc.	4.500%	12/1/23	3,946	4,062
Alibaba Group Holding Ltd.	2.800%	6/6/23	3,750	3,628
Alibaba Group Holding Ltd.	3.600%	11/28/24	25,000	24,761
Alibaba Group Holding Ltd.	3.400%	12/6/27	22,500	21,280
5 Amazon.com Inc.	2.800%	8/22/24	18,050	17,449
Amazon.com Inc.	3.800%	12/5/24	11,939	12,233
Amazon.com Inc.	5.200%	12/3/25	8,900	9,901
5 Amazon.com Inc.	3.150%	8/22/27	31,575	30,443
American Honda Finance Corp.	2.900%	2/16/24	5,975	5,846
American Honda Finance Corp.	2.300%	9/9/26	2,300	2,120
American Honda Finance Corp.	3.500%	2/15/28	5,700	5,736
Aptiv plc	4.250%	1/15/26	5,400	5,506
Automatic Data Processing Inc.	3.375%	9/15/25	9,119	9,156
AutoNation Inc.	3.500%	11/15/24	4,300	4,130
AutoNation Inc.	4.500%	10/1/25	3,740	3,794
AutoNation Inc.	3.800%	11/15/27	3,750	3,561
AutoZone Inc.	3.125%	7/15/23	3,280	3,239
AutoZone Inc.	3.250%	4/15/25	4,120	3,958
AutoZone Inc.	3.125%	4/21/26	4,100	3,870
AutoZone Inc.	3.750%	6/1/27	6,100	5,973
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,925	1,878
Block Financial LLC	5.250%	10/1/25	4,525	4,726
Booking Holdings Inc.	3.650%	3/15/25	6,850	6,790
Booking Holdings Inc.	3.600%	6/1/26	7,570	7,426
BorgWarner Inc.	3.375%	3/15/25	2,950	2,900
Costco Wholesale Corp.	2.750%	5/18/24	11,326	11,023
Costco Wholesale Corp.	3.000%	5/18/27	8,900	8,579
Cummins Inc.	3.650%	10/1/23	2,989	3,042
Darden Restaurants Inc.	3.850%	5/1/27	4,050	3,991

Delphi Corp.	4.150%	3/15/24	6,516	6,670
Dollar General Corp.	3.250%	4/15/23	9,935	9,792
Dollar General Corp.	4.150%	11/1/25	5,312	5,429
Dollar General Corp.	3.875%	4/15/27	5,750	5,690
Dollar General Corp.	4.125%	5/1/28	1,500	1,512
DR Horton Inc.	5.750%	8/15/23	3,600	3,941
eBay Inc.	3.450%	8/1/24	6,825	6,728
eBay Inc.	3.600%	6/5/27	7,450	7,171
Expedia Inc.	4.500%	8/15/24	3,610	3,645
Expedia Inc.	5.000%	2/15/26	6,495	6,680
Expedia Inc.	3.800%	2/15/28	9,350	8,682
Ford Motor Co.	4.346%	12/8/26	13,575	13,384
Ford Motor Credit Co. LLC	3.096%	5/4/23	5,750	5,526
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,696	7,801
Ford Motor Credit Co. LLC	3.810%	1/9/24	10,440	10,219
Ford Motor Credit Co. LLC	3.664%	9/8/24	9,563	9,195
Ford Motor Credit Co. LLC	4.134%	8/4/25	14,713	14,475
Ford Motor Credit Co. LLC	4.389%	1/8/26	11,739	11,659
Ford Motor Credit Co. LLC	3.815%	11/2/27	5,880	5,515
General Motors Co.	4.875%	10/2/23	15,843	16,547
General Motors Co.	4.000%	4/1/25	2,283	2,235
General Motors Co.	4.200%	10/1/27	175	171
General Motors Financial Co. Inc.	3.700%	5/9/23	13,190	13,071
General Motors Financial Co. Inc.	4.250%	5/15/23	6,421	6,504
General Motors Financial Co. Inc.	3.950%	4/13/24	14,200	14,060
General Motors Financial Co. Inc.	3.500%	11/7/24	16,250	15,667
General Motors Financial Co. Inc.	4.000%	1/15/25	10,843	10,669
General Motors Financial Co. Inc.	4.300%	7/13/25	6,941	6,922
General Motors Financial Co. Inc.	5.250%	3/1/26	9,000	9,479
General Motors Financial Co. Inc.	4.000%	10/6/26	8,110	7,857
General Motors Financial Co. Inc.	4.350%	1/17/27	11,742	11,587
General Motors Financial Co. Inc.	3.850%	1/5/28	6,200	5,897
Harley-Davidson Inc.	3.500%	7/28/25	7,900	7,832
Harman International Industries Inc.	4.150%	5/15/25	2,600	2,641
Home Depot Inc.	2.700%	4/1/23	7,475	7,330
Home Depot Inc.	3.750%	2/15/24	9,225	9,458
Home Depot Inc.	3.350%	9/15/25	11,730	11,674
Home Depot Inc.	3.000%	4/1/26	12,777	12,349
Home Depot Inc.	2.125%	9/15/26	7,900	7,136
Home Depot Inc.	2.800%	9/14/27	9,600	9,068
Hyatt Hotels Corp.	3.375%	7/15/23	2,025	2,001
Hyatt Hotels Corp.	4.850%	3/15/26	3,643	3,813
JD.com Inc.	3.875%	4/29/26	4,825	4,603
Kohl's Corp.	4.750%	12/15/23	2,250	2,350
Kohl's Corp.	4.250%	7/17/25	5,150	5,184
Lear Corp.	5.375%	3/15/24	1,964	2,045
Lear Corp.	5.250%	1/15/25	6,365	6,691
Lear Corp.	3.800%	9/15/27	5,200	4,986
Lowe's Cos. Inc.	3.875%	9/15/23	6,950	7,171
Lowe's Cos. Inc.	3.125%	9/15/24	2,461	2,422
Lowe's Cos. Inc.	3.375%	9/15/25	14,123	13,987
Lowe's Cos. Inc.	2.500%	4/15/26	10,675	9,881
Lowe's Cos. Inc.	3.100%	5/3/27	15,195	14,538
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,138	1,072
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,495	3,505
Macy's Retail Holdings Inc.	3.625%	6/1/24	4,635	4,456
Magna International Inc.	3.625%	6/15/24	8,000	8,062

Magna International Inc.	4.150%	10/1/25	5,500	5,652
Marriott International Inc.	3.750%	3/15/25	2,500	2,492
Marriott International Inc.	3.750%	10/1/25	2,735	2,685
Marriott International Inc.	3.125%	6/15/26	8,675	8,211
Mastercard Inc.	3.375%	4/1/24	8,480	8,550
Mastercard Inc.	2.950%	11/21/26	10,450	10,090
Mastercard Inc.	3.500%	2/26/28	1,800	1,813
McDonald's Corp.	3.350%	4/1/23	1,500	1,508
McDonald's Corp.	3.375%	5/26/25	8,759	8,683
McDonald's Corp.	3.700%	1/30/26	15,678	15,780
McDonald's Corp.	3.500%	3/1/27	12,300	12,157
McDonald's Corp.	3.800%	4/1/28	2,000	2,023
NIKE Inc.	2.250%	5/1/23	2,673	2,581
NIKE Inc.	2.375%	11/1/26	8,525	7,847
Nordstrom Inc.	4.000%	3/15/27	3,400	3,299
O'Reilly Automotive Inc.	3.850%	6/15/23	3,675	3,737
O'Reilly Automotive Inc.	3.550%	3/15/26	3,562	3,460
O'Reilly Automotive Inc.	3.600%	9/1/27	6,430	6,184
QVC Inc.	4.850%	4/1/24	7,925	8,018
QVC Inc.	4.450%	2/15/25	1,265	1,245
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	3,000	2,873
Starbucks Corp.	3.850%	10/1/23	7,935	8,200
Starbucks Corp.	2.450%	6/15/26	3,600	3,356
Starbucks Corp.	3.500%	3/1/28	3,000	2,987
Tapestry Inc.	4.250%	4/1/25	5,450	5,416
Tapestry Inc.	4.125%	7/15/27	5,850	5,722
Target Corp.	3.500%	7/1/24	8,712	8,803
Target Corp.	2.500%	4/15/26	9,842	9,110
TJX Cos. Inc.	2.500%	5/15/23	4,575	4,441
TJX Cos. Inc.	2.250%	9/15/26	8,989	8,085
Toyota Motor Credit Corp.	2.250%	10/18/23	5,500	5,224
Toyota Motor Credit Corp.	2.900%	4/17/24	6,250	6,108
Toyota Motor Credit Corp.	3.200%	1/11/27	7,670	7,529
Toyota Motor Credit Corp.	3.050%	1/11/28	4,000	3,864
Visa Inc.	3.150%	12/14/25	41,351	40,537
Visa Inc.	2.750%	9/15/27	7,500	7,066
Walgreens Boots Alliance Inc.	3.800%	11/18/24	19,878	19,598
Walgreens Boots Alliance Inc.	3.450%	6/1/26	23,610	22,375
Walmart Inc.	2.550%	4/11/23	20,281	19,818
Walmart Inc.	3.300%	4/22/24	15,693	15,707
Walmart Inc.	2.650%	12/15/24	12,100	11,642
Wyndham Worldwide Corp.	5.100%	10/1/25	2,790	2,882
Wyndham Worldwide Corp.	4.500%	4/1/27	2,000	1,973

Consumer Noncyclical (6.4%)
Abbott Laboratories	3.250%	4/15/23	6,710	6,647
Abbott Laboratories	3.400%	11/30/23	22,878	22,698
Abbott Laboratories	2.950%	3/15/25	6,045	5,779
Abbott Laboratories	3.875%	9/15/25	2,265	2,287
Abbott Laboratories	3.750%	11/30/26	29,364	29,120
AbbVie Inc.	2.850%	5/14/23	11,659	11,257
AbbVie Inc.	3.600%	5/14/25	35,330	34,798
AbbVie Inc.	3.200%	5/14/26	23,280	22,119
Agilent Technologies Inc.	3.875%	7/15/23	5,470	5,554
Agilent Technologies Inc.	3.050%	9/22/26	2,550	2,386
Allergan Funding SCS	3.850%	6/15/24	13,829	13,664
Allergan Funding SCS	3.800%	3/15/25	38,582	37,868

Altria Group Inc.	2.950%	5/2/23	4,150	4,049
Altria Group Inc.	4.000%	1/31/24	12,995	13,282
Altria Group Inc.	2.625%	9/16/26	4,160	3,828
American Homes 4 Rent LP	4.250%	2/15/28	1,200	1,182
AmerisourceBergen Corp.	3.400%	5/15/24	11,400	11,212
AmerisourceBergen Corp.	3.250%	3/1/25	3,875	3,705
AmerisourceBergen Corp.	3.450%	12/15/27	6,925	6,587
Amgen Inc.	2.250%	8/19/23	7,150	6,748
Amgen Inc.	3.625%	5/22/24	12,663	12,698
Amgen Inc.	3.125%	5/1/25	8,435	8,134
Amgen Inc.	2.600%	8/19/26	11,015	10,049
Amgen Inc.	3.200%	11/2/27	9,630	9,122
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,076	14,242
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	111,585	110,431
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	10,000	10,056
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	8,000	8,090
Archer-Daniels-Midland Co.	2.500%	8/11/26	9,253	8,522
AstraZeneca plc	3.375%	11/16/25	13,966	13,727
AstraZeneca plc	3.125%	6/12/27	6,125	5,869
5 BAT Capital Corp.	3.222%	8/15/24	21,904	21,062
5 BAT Capital Corp.	3.557%	8/15/27	32,600	31,184
Baxalta Inc.	4.000%	6/23/25	18,815	18,798
Baxter International Inc.	2.600%	8/15/26	5,867	5,337
Beam Suntory Inc.	3.250%	6/15/23	500	489
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,221
Becton Dickinson & Co.	3.363%	6/6/24	13,650	13,132
Becton Dickinson & Co.	3.734%	12/15/24	17,447	17,112
Becton Dickinson & Co.	3.700%	6/6/27	20,700	19,974
Biogen Inc.	4.050%	9/15/25	15,413	15,758
Boston Scientific Corp.	4.125%	10/1/23	3,906	4,007
Boston Scientific Corp.	3.850%	5/15/25	4,950	4,961
Boston Scientific Corp.	4.000%	3/1/28	6,620	6,634
Bristol-Myers Squibb Co.	7.150%	6/15/23	425	505
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,200	1,205
Bristol-Myers Squibb Co.	3.250%	2/27/27	7,098	7,009
Brown-Forman Corp.	3.500%	4/15/25	3,000	3,012
Bunge Ltd. Finance Corp.	3.250%	8/15/26	6,537	6,075
Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,200	6,953
Campbell Soup Co.	3.950%	3/15/25	12,000	11,932
Campbell Soup Co.	3.300%	3/19/25	900	859
Campbell Soup Co.	4.150%	3/15/28	10,000	9,925
Cardinal Health Inc.	3.079%	6/15/24	11,113	10,606
Cardinal Health Inc.	3.750%	9/15/25	3,325	3,259
Cardinal Health Inc.	3.410%	6/15/27	12,607	11,887
Celgene Corp.	4.000%	8/15/23	5,350	5,426
Celgene Corp.	3.625%	5/15/24	10,830	10,678
Celgene Corp.	3.875%	8/15/25	30,050	29,748
Celgene Corp.	3.450%	11/15/27	4,697	4,448
Celgene Corp.	3.900%	2/20/28	16,000	15,724
Church & Dwight Co. Inc.	3.150%	8/1/27	2,250	2,120
Clorox Co.	3.500%	12/15/24	5,000	5,011
Clorox Co.	3.100%	10/1/27	3,550	3,430
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	3,620	3,598
Coca-Cola Co.	2.500%	4/1/23	8,184	7,994
Coca-Cola Co.	3.200%	11/1/23	10,710	10,762
Coca-Cola Co.	2.875%	10/27/25	14,500	14,087
Coca-Cola Co.	2.550%	6/1/26	2,000	1,890

Coca-Cola Co.	2.250%	9/1/26	12,350	11,358
Coca-Cola Co.	2.900%	5/25/27	4,500	4,347
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	7,900	8,102
Colgate-Palmolive Co.	2.100%	5/1/23	3,432	3,267
Colgate-Palmolive Co.	3.250%	3/15/24	4,895	4,904
Conagra Brands Inc.	3.250%	9/15/22	2,525	2,508
Constellation Brands Inc.	4.250%	5/1/23	15,600	15,998
Constellation Brands Inc.	4.750%	11/15/24	4,100	4,320
Constellation Brands Inc.	4.750%	12/1/25	2,617	2,752
Constellation Brands Inc.	3.700%	12/6/26	6,010	5,890
Constellation Brands Inc.	3.500%	5/9/27	4,500	4,325
Constellation Brands Inc.	3.600%	2/15/28	7,200	6,942
CVS Health Corp.	4.000%	12/5/23	9,778	9,870
CVS Health Corp.	3.375%	8/12/24	8,225	7,973
CVS Health Corp.	4.100%	3/25/25	39,735	40,013
CVS Health Corp.	3.875%	7/20/25	26,107	25,830
CVS Health Corp.	2.875%	6/1/26	17,682	16,269
CVS Health Corp.	4.300%	3/25/28	90,785	91,342
Danaher Corp.	3.350%	9/15/25	4,475	4,500
Diageo Capital plc	2.625%	4/29/23	8,720	8,454
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	9,375	9,077
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	1,900	1,812
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	2,600	2,304
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	525	495
5 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	2,500	2,357
Eli Lilly & Co.	2.750%	6/1/25	7,165	6,923
Eli Lilly & Co.	3.100%	5/15/27	6,875	6,697
Estee Lauder Cos. Inc.	3.150%	3/15/27	5,350	5,222
Express Scripts Holding Co.	3.000%	7/15/23	16,757	16,055
Express Scripts Holding Co.	3.500%	6/15/24	8,210	7,980
Express Scripts Holding Co.	4.500%	2/25/26	21,496	21,920
Express Scripts Holding Co.	3.400%	3/1/27	14,884	13,992
Flowers Foods Inc.	3.500%	10/1/26	1,650	1,580
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,950	1,876
General Mills Inc.	3.650%	2/15/24	2,359	2,355
General Mills Inc.	3.200%	2/10/27	7,200	6,670
Gilead Sciences Inc.	2.500%	9/1/23	10,612	10,223
Gilead Sciences Inc.	3.700%	4/1/24	19,452	19,709
Gilead Sciences Inc.	3.500%	2/1/25	18,164	18,138
Gilead Sciences Inc.	3.650%	3/1/26	25,613	25,711
Gilead Sciences Inc.	2.950%	3/1/27	11,017	10,424
Hasbro Inc.	3.500%	9/15/27	4,375	4,091
Hershey Co.	2.625%	5/1/23	1,250	1,226
Hershey Co.	3.200%	8/21/25	1,900	1,869
Hershey Co.	2.300%	8/15/26	4,563	4,158
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	10,976	11,147
Ingredion Inc.	3.200%	10/1/26	4,330	4,103
JM Smucker Co.	3.500%	3/15/25	9,796	9,645
JM Smucker Co.	3.375%	12/15/27	5,300	5,051
Johnson & Johnson	3.375%	12/5/23	6,865	7,000
Johnson & Johnson	2.625%	1/15/25	7,318	7,057
Johnson & Johnson	2.450%	3/1/26	16,625	15,689
Johnson & Johnson	2.950%	3/3/27	8,700	8,451
Johnson & Johnson	2.900%	1/15/28	14,050	13,442
Kaiser Foundation Hospitals	3.150%	5/1/27	5,025	4,861
Kellogg Co.	2.650%	12/1/23	6,900	6,586
Kellogg Co.	3.250%	4/1/26	6,925	6,580

Kellogg Co.	3.400%	11/15/27	5,550	5,293
Kimberly-Clark Corp.	2.400%	6/1/23	2,025	1,948
Kimberly-Clark Corp.	3.050%	8/15/25	3,000	2,931
Kimberly-Clark Corp.	2.750%	2/15/26	4,835	4,606
Kraft Heinz Foods Co.	3.950%	7/15/25	16,904	16,815
Kraft Heinz Foods Co.	3.000%	6/1/26	20,151	18,582
Laboratory Corp. of America Holdings	4.000%	11/1/23	2,175	2,223
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,100	4,963
Laboratory Corp. of America Holdings	3.600%	2/1/25	9,112	8,963
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,225	6,993
McCormick & Co. Inc.	3.150%	8/15/24	6,550	6,349
McCormick & Co. Inc.	3.400%	8/15/27	11,250	10,749
McKesson Corp.	3.796%	3/15/24	10,380	10,348
McKesson Corp.	3.950%	2/16/28	4,825	4,761
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,907	7,080
Medtronic Global Holdings SCA	3.350%	4/1/27	12,266	12,103
Medtronic Inc.	2.750%	4/1/23	3,150	3,073
Medtronic Inc.	3.625%	3/15/24	7,400	7,499
Medtronic Inc.	3.500%	3/15/25	41,114	41,105
Merck & Co. Inc.	2.800%	5/18/23	16,535	16,298
Merck & Co. Inc.	2.750%	2/10/25	23,277	22,464
Molson Coors Brewing Co.	3.000%	7/15/26	17,641	16,297
Mylan Inc.	4.200%	11/29/23	3,985	4,032
Mylan NV	3.950%	6/15/26	20,555	19,932
Newell Brands Inc.	3.850%	4/1/23	22,043	21,950
Newell Brands Inc.	4.000%	12/1/24	6,755	6,668
Newell Brands Inc.	3.900%	11/1/25	6,051	5,872
Newell Brands Inc.	4.200%	4/1/26	18,868	18,687
Novartis Capital Corp.	3.400%	5/6/24	19,108	19,209
Novartis Capital Corp.	3.000%	11/20/25	16,566	16,142
Novartis Capital Corp.	3.100%	5/17/27	9,219	8,980
PepsiCo Inc.	3.600%	3/1/24	5,369	5,474
PepsiCo Inc.	2.750%	4/30/25	10,037	9,646
PepsiCo Inc.	3.500%	7/17/25	6,970	7,004
PepsiCo Inc.	2.850%	2/24/26	3,664	3,507
PepsiCo Inc.	2.375%	10/6/26	13,918	12,839
PepsiCo Inc.	3.000%	10/15/27	14,670	14,076
Perrigo Finance Unlimited Co.	3.900%	12/15/24	6,767	6,718
Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,975	10,080
Pfizer Inc.	3.000%	6/15/23	7,396	7,363
Pfizer Inc.	5.800%	8/12/23	366	415
Pfizer Inc.	3.400%	5/15/24	6,212	6,248
Pfizer Inc.	2.750%	6/3/26	17,905	17,015
Pfizer Inc.	3.000%	12/15/26	14,900	14,417
Philip Morris International Inc.	2.125%	5/10/23	5,150	4,837
Philip Morris International Inc.	3.600%	11/15/23	5,375	5,426
Philip Morris International Inc.	3.250%	11/10/24	7,537	7,390
Philip Morris International Inc.	3.375%	8/11/25	5,920	5,841
Philip Morris International Inc.	2.750%	2/25/26	7,025	6,602
Philip Morris International Inc.	3.125%	8/17/27	4,665	4,465
Philip Morris International Inc.	3.125%	3/2/28	1,725	1,651
Procter & Gamble Co.	3.100%	8/15/23	8,539	8,588
Procter & Gamble Co.	2.700%	2/2/26	5,733	5,481
Procter & Gamble Co.	2.450%	11/3/26	10,875	10,101
Providence St. Joseph Health Obligated Group	2.746%	10/1/26	1,675	1,581
Quest Diagnostics Inc.	4.250%	4/1/24	2,600	2,680
Quest Diagnostics Inc.	3.500%	3/30/25	1,950	1,921

Quest Diagnostics Inc.	3.450%	6/1/26	8,325	8,001
Reynolds American Inc.	4.850%	9/15/23	4,750	4,995
Reynolds American Inc.	4.450%	6/12/25	24,723	25,421
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	24,557	23,425
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	26,429	24,637
SSM Health Care Corp.	3.823%	6/1/27	2,900	2,940
Stryker Corp.	3.375%	5/15/24	4,725	4,704
Stryker Corp.	3.375%	11/1/25	6,516	6,426
Stryker Corp.	3.500%	3/15/26	6,780	6,764
Stryker Corp.	3.650%	3/7/28	2,500	2,510
Sysco Corp.	3.750%	10/1/25	5,000	5,074
Sysco Corp.	3.300%	7/15/26	7,965	7,682
Sysco Corp.	3.250%	7/15/27	11,150	10,662
The Kroger Co.	3.850%	8/1/23	9,450	9,571
The Kroger Co.	4.000%	2/1/24	4,706	4,768
The Kroger Co.	3.500%	2/1/26	1,575	1,515
The Kroger Co.	2.650%	10/15/26	10,823	9,744
The Kroger Co.	3.700%	8/1/27	4,695	4,549
Thermo Fisher Scientific Inc.	3.000%	4/15/23	10,020	9,753
Thermo Fisher Scientific Inc.	4.150%	2/1/24	9,445	9,699
Thermo Fisher Scientific Inc.	3.650%	12/15/25	3,900	3,876
Thermo Fisher Scientific Inc.	2.950%	9/19/26	10,730	10,006
Thermo Fisher Scientific Inc.	3.200%	8/15/27	5,500	5,207
Tyson Foods Inc.	3.950%	8/15/24	15,093	15,199
Tyson Foods Inc.	3.550%	6/2/27	11,842	11,389
Unilever Capital Corp.	2.600%	5/5/24	15,500	14,882
Unilever Capital Corp.	3.100%	7/30/25	2,675	2,616
Unilever Capital Corp.	2.000%	7/28/26	5,700	5,067
Whirlpool Corp.	4.000%	3/1/24	2,925	2,992
Whirlpool Corp.	3.700%	5/1/25	3,025	3,011
Wyeth LLC	7.250%	3/1/23	1,000	1,180
Wyeth LLC	6.450%	2/1/24	5,016	5,855
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	18,897	18,356
Zoetis Inc.	4.500%	11/13/25	3,290	3,458
Zoetis Inc.	3.000%	9/12/27	8,816	8,265

Energy (3.8%)
Anadarko Petroleum Corp.	3.450%	7/15/24	7,575	7,303
Anadarko Petroleum Corp.	5.550%	3/15/26	10,227	11,157
Andeavor	4.750%	12/15/23	11,800	12,257
Andeavor	5.125%	4/1/24	2,560	2,656
Andeavor	5.125%	12/15/26	8,975	9,457
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	5.250%	1/15/25	7,683	7,808
Andeavor Logistics LP / Tesoro Logistics Finance
Corp.	4.250%	12/1/27	6,200	6,037
Baker Hughes a GE Co. LLC / Baker Hughes Co-
Obligor Inc.	3.337%	12/15/27	11,500	10,960
Boardwalk Pipelines LP	3.375%	2/1/23	612	592
Boardwalk Pipelines LP	4.950%	12/15/24	4,730	4,859
Boardwalk Pipelines LP	5.950%	6/1/26	6,090	6,531
Boardwalk Pipelines LP	4.450%	7/15/27	6,112	5,965
BP Capital Markets plc	2.750%	5/10/23	20,074	19,510
BP Capital Markets plc	3.994%	9/26/23	6,800	7,016
BP Capital Markets plc	3.216%	11/28/23	7,342	7,264
BP Capital Markets plc	3.814%	2/10/24	7,727	7,873
BP Capital Markets plc	3.224%	4/14/24	9,843	9,713

BP Capital Markets plc	3.535%	11/4/24	6,830	6,850
BP Capital Markets plc	3.506%	3/17/25	11,977	11,964
BP Capital Markets plc	3.119%	5/4/26	14,134	13,667
BP Capital Markets plc	3.017%	1/16/27	8,768	8,352
BP Capital Markets plc	3.588%	4/14/27	15,029	14,954
BP Capital Markets plc	3.279%	9/19/27	14,414	13,952
Buckeye Partners LP	4.150%	7/1/23	4,850	4,847
Buckeye Partners LP	4.350%	10/15/24	715	711
Buckeye Partners LP	3.950%	12/1/26	10,025	9,520
Buckeye Partners LP	4.125%	12/1/27	850	817
Canadian Natural Resources Ltd.	3.800%	4/15/24	5,695	5,669
Canadian Natural Resources Ltd.	3.900%	2/1/25	1,791	1,785
Canadian Natural Resources Ltd.	3.850%	6/1/27	15,585	15,297
Cenovus Energy Inc.	3.800%	9/15/23	3,800	3,752
Cenovus Energy Inc.	4.250%	4/15/27	15,299	14,897
Chevron Corp.	2.566%	5/16/23	4,267	4,147
Chevron Corp.	3.191%	6/24/23	22,914	22,921
Chevron Corp.	2.895%	3/3/24	11,258	11,012
Chevron Corp.	3.326%	11/17/25	7,114	7,072
Chevron Corp.	2.954%	5/16/26	18,320	17,614
Cimarex Energy Co.	4.375%	6/1/24	7,100	7,301
Cimarex Energy Co.	3.900%	5/15/27	8,460	8,327
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,826	11,036
Concho Resources Inc.	4.375%	1/15/25	1,300	1,316
Concho Resources Inc.	3.750%	10/1/27	13,367	13,033
ConocoPhillips Co.	3.350%	11/15/24	10,873	10,775
ConocoPhillips Co.	4.950%	3/15/26	11,769	12,805
5 Continental Resources Inc.	4.375%	1/15/28	800	778
Devon Energy Corp.	5.850%	12/15/25	7,680	8,723
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	6,791	6,766
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	25	25
Enable Midstream Partners LP	3.900%	5/15/24	4,450	4,349
Enable Midstream Partners LP	4.400%	3/15/27	6,812	6,667
Enbridge Energy Partners LP	5.875%	10/15/25	5,625	6,200
Enbridge Inc.	4.000%	10/1/23	2,300	2,309
Enbridge Inc.	3.500%	6/10/24	7,300	7,092
Enbridge Inc.	4.250%	12/1/26	9,400	9,404
Enbridge Inc.	3.700%	7/15/27	6,970	6,676
Energy Transfer LP	4.900%	2/1/24	4,000	4,078
Energy Transfer LP	4.050%	3/15/25	11,950	11,664
Energy Transfer LP	4.750%	1/15/26	6,381	6,450
Energy Transfer LP	4.200%	4/15/27	2,500	2,410
EnLink Midstream Partners LP	4.400%	4/1/24	7,686	7,720
EnLink Midstream Partners LP	4.150%	6/1/25	5,475	5,336
EnLink Midstream Partners LP	4.850%	7/15/26	6,595	6,655
Enterprise Products Operating LLC	3.900%	2/15/24	5,800	5,875
Enterprise Products Operating LLC	3.750%	2/15/25	15,537	15,533
Enterprise Products Operating LLC	3.700%	2/15/26	3,672	3,636
Enterprise Products Operating LLC	3.950%	2/15/27	3,000	3,010
4 Enterprise Products Operating LLC	5.250%	8/16/77	4,150	4,023
4 Enterprise Products Operating LLC	5.375%	2/15/78	8,000	7,662
EOG Resources Inc.	3.150%	4/1/25	3,745	3,621
EOG Resources Inc.	4.150%	1/15/26	7,540	7,781
EQT Corp.	3.900%	10/1/27	11,822	11,320
EQT Midstream Partners LP	4.000%	8/1/24	3,300	3,216
EQT Midstream Partners LP	4.125%	12/1/26	950	909
Exxon Mobil Corp.	3.176%	3/15/24	2,770	2,779

Exxon Mobil Corp.	2.709%	3/6/25	13,503	13,018
Exxon Mobil Corp.	3.043%	3/1/26	21,625	21,204
Halliburton Co.	3.500%	8/1/23	7,982	7,996
Halliburton Co.	3.800%	11/15/25	23,045	23,024
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	5,010	5,181
Hess Corp.	3.500%	7/15/24	3,550	3,400
Hess Corp.	4.300%	4/1/27	10,414	10,131
HollyFrontier Corp.	5.875%	4/1/26	8,895	9,564
Husky Energy Inc.	4.000%	4/15/24	7,905	8,018
Kerr-McGee Corp.	6.950%	7/1/24	5,145	5,914
Kinder Morgan Energy Partners LP	3.500%	9/1/23	11,000	10,680
Kinder Morgan Energy Partners LP	4.150%	2/1/24	5,970	5,990
Kinder Morgan Energy Partners LP	4.300%	5/1/24	10,853	10,931
Kinder Morgan Energy Partners LP	4.250%	9/1/24	4,950	4,968
Kinder Morgan Inc.	4.300%	6/1/25	8,620	8,660
Kinder Morgan Inc.	4.300%	3/1/28	11,000	10,909
Magellan Midstream Partners LP	5.000%	3/1/26	7,021	7,550
Marathon Oil Corp.	3.850%	6/1/25	13,419	13,250
Marathon Oil Corp.	4.400%	7/15/27	7,600	7,690
Marathon Petroleum Corp.	3.625%	9/15/24	6,372	6,311
MPLX LP	4.500%	7/15/23	14,818	15,294
MPLX LP	4.875%	12/1/24	13,757	14,398
MPLX LP	4.000%	2/15/25	6,755	6,734
MPLX LP	4.875%	6/1/25	14,028	14,683
MPLX LP	4.125%	3/1/27	8,215	8,137
MPLX LP	4.000%	3/15/28	3,000	2,953
National Fuel Gas Co.	5.200%	7/15/25	2,337	2,450
National Fuel Gas Co.	3.950%	9/15/27	2,250	2,184
Noble Energy Inc.	3.900%	11/15/24	6,995	7,018
Noble Energy Inc.	3.850%	1/15/28	4,000	3,931
Occidental Petroleum Corp.	3.500%	6/15/25	4,756	4,746
Occidental Petroleum Corp.	3.400%	4/15/26	18,300	18,042
Occidental Petroleum Corp.	3.000%	2/15/27	1,915	1,834
ONEOK Inc.	7.500%	9/1/23	4,240	4,959
ONEOK Inc.	4.000%	7/13/27	5,750	5,669
ONEOK Partners LP	5.000%	9/15/23	2,950	3,113
ONEOK Partners LP	4.900%	3/15/25	4,550	4,742
5 Patterson-UTI Energy Inc.	3.950%	2/1/28	1,100	1,060
Phillips 66	3.900%	3/15/28	2,800	2,788
Phillips 66 Partners LP	3.605%	2/15/25	4,925	4,797
Phillips 66 Partners LP	3.550%	10/1/26	5,500	5,242
Pioneer Natural Resources Co.	4.450%	1/15/26	3,850	3,977
Plains All American Pipeline LP / PAA Finance
Corp.	3.850%	10/15/23	4,746	4,636
Plains All American Pipeline LP / PAA Finance
Corp.	3.600%	11/1/24	11,145	10,595
Plains All American Pipeline LP / PAA Finance
Corp.	4.650%	10/15/25	9,680	9,708
Plains All American Pipeline LP / PAA Finance
Corp.	4.500%	12/15/26	8,300	8,221
Regency Energy Partners LP / Regency Energy
Finance Corp.	4.500%	11/1/23	9,445	9,563
Sabine Pass Liquefaction LLC	5.625%	4/15/23	11,759	12,538
Sabine Pass Liquefaction LLC	5.750%	5/15/24	23,650	25,365
Sabine Pass Liquefaction LLC	5.625%	3/1/25	18,776	20,161
Sabine Pass Liquefaction LLC	5.875%	6/30/26	18,705	20,412
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,250	11,658

Sabine Pass Liquefaction LLC	4.200%	3/15/28	10,000	9,837
Schlumberger Investment SA	3.650%	12/1/23	16,005	16,262
Shell International Finance BV	3.400%	8/12/23	6,189	6,254
Shell International Finance BV	3.250%	5/11/25	19,461	19,249
Shell International Finance BV	2.875%	5/10/26	17,947	17,219
Shell International Finance BV	2.500%	9/12/26	18,025	16,776
Spectra Energy Partners LP	4.750%	3/15/24	14,032	14,574
Spectra Energy Partners LP	3.500%	3/15/25	3,125	3,006
Spectra Energy Partners LP	3.375%	10/15/26	4,899	4,594
Suncor Energy Inc.	3.600%	12/1/24	6,375	6,363
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,116	5,079
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	5,700	6,189
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	6,000	5,696
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	7,075	6,701
TC PipeLines LP	3.900%	5/25/27	5,000	4,783
5 Texas Eastern Transmission LP	2.800%	10/15/22	25	24
Total Capital Canada Ltd.	2.750%	7/15/23	9,342	9,089
Total Capital International SA	3.700%	1/15/24	9,866	10,070
Total Capital International SA	3.750%	4/10/24	10,174	10,359
TransCanada PipeLines Ltd.	3.750%	10/16/23	7,650	7,786
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,985	7,543
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	1,480	1,817
5 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	2,500	2,439
Valero Energy Corp.	3.650%	3/15/25	4,200	4,166
Valero Energy Corp.	3.400%	9/15/26	12,528	11,990
Valero Energy Partners LP	4.375%	12/15/26	5,450	5,411
Valero Energy Partners LP	4.500%	3/15/28	2,800	2,817
Western Gas Partners LP	3.950%	6/1/25	6,800	6,628
Western Gas Partners LP	4.650%	7/1/26	5,814	5,904
Western Gas Partners LP	4.500%	3/1/28	500	501
Williams Partners LP	4.500%	11/15/23	3,000	3,077
Williams Partners LP	4.300%	3/4/24	9,041	9,128
Williams Partners LP	3.900%	1/15/25	13,458	13,203
Williams Partners LP	4.000%	9/15/25	12,636	12,433
Williams Partners LP	3.750%	6/15/27	16,449	15,726

Other Industrial (0.1%)
CBRE Services Inc.	5.250%	3/15/25	4,800	5,130
CBRE Services Inc.	4.875%	3/1/26	5,660	5,936
Cintas Corp. No 2	3.700%	4/1/27	9,175	9,138
Fluor Corp.	3.500%	12/15/24	6,070	6,054

Technology (4.1%)
Adobe Systems Inc.	3.250%	2/1/25	9,505	9,445
Alphabet Inc.	3.375%	2/25/24	9,200	9,333
Alphabet Inc.	1.998%	8/15/26	15,499	14,105
Altera Corp.	4.100%	11/15/23	8,360	8,733
Amphenol Corp.	3.200%	4/1/24	2,950	2,863
Analog Devices Inc.	2.875%	6/1/23	6,316	6,130
Analog Devices Inc.	3.125%	12/5/23	5,535	5,428
Analog Devices Inc.	3.900%	12/15/25	4,964	5,009
Analog Devices Inc.	3.500%	12/5/26	9,723	9,471
Apple Inc.	2.400%	5/3/23	51,492	49,799
Apple Inc.	3.000%	2/9/24	16,824	16,589
Apple Inc.	3.450%	5/6/24	21,115	21,261
Apple Inc.	2.850%	5/11/24	16,250	15,836
Apple Inc.	2.750%	1/13/25	13,300	12,769

Apple Inc.	2.500%	2/9/25	15,426	14,599
Apple Inc.	3.200%	5/13/25	18,785	18,545
Apple Inc.	3.250%	2/23/26	30,332	29,847
Apple Inc.	2.450%	8/4/26	21,187	19,600
Apple Inc.	3.350%	2/9/27	24,363	24,043
Apple Inc.	3.200%	5/11/27	19,105	18,656
Apple Inc.	3.000%	6/20/27	10,100	9,718
Apple Inc.	2.900%	9/12/27	18,450	17,518
Apple Inc.	3.000%	11/13/27	13,700	13,109
Applied Materials Inc.	3.900%	10/1/25	6,760	6,940
Applied Materials Inc.	3.300%	4/1/27	11,301	11,099
Arrow Electronics Inc.	3.250%	9/8/24	5,600	5,356
Arrow Electronics Inc.	4.000%	4/1/25	5,475	5,395
Arrow Electronics Inc.	3.875%	1/12/28	2,400	2,307
Autodesk Inc.	4.375%	6/15/25	3,275	3,356
Autodesk Inc.	3.500%	6/15/27	4,400	4,198
Avnet Inc.	4.625%	4/15/26	5,680	5,677
Baidu Inc.	3.875%	9/29/23	7,500	7,504
Baidu Inc.	4.125%	6/30/25	4,000	4,008
Baidu Inc.	3.625%	7/6/27	5,725	5,452
Baidu Inc.	4.375%	3/29/28	4,500	4,522
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	24,577	24,137
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	13,250	12,473
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	55,070	53,318
Broadridge Financial Solutions Inc.	3.400%	6/27/26	3,770	3,617
CA Inc.	4.700%	3/15/27	3,225	3,278
Cadence Design Systems Inc.	4.375%	10/15/24	2,275	2,351
Cisco Systems Inc.	2.200%	9/20/23	4,260	4,055
Cisco Systems Inc.	3.625%	3/4/24	9,557	9,757
Cisco Systems Inc.	2.950%	2/28/26	12,440	12,020
Cisco Systems Inc.	2.500%	9/20/26	14,003	13,060
Citrix Systems Inc.	4.500%	12/1/27	7,500	7,425
5 Dell International LLC / EMC Corp.	5.450%	6/15/23	35,075	37,139
5 Diamond 1 Finance Corp. / Diamond 2 Finance
Corp.	6.020%	6/15/26	43,908	47,090
DXC Technology Co.	4.250%	4/15/24	9,450	9,670
DXC Technology Co.	4.750%	4/15/27	5,015	5,196
Fidelity National Information Services Inc.	3.500%	4/15/23	7,082	7,061
Fidelity National Information Services Inc.	3.875%	6/5/24	3,613	3,647
Fidelity National Information Services Inc.	5.000%	10/15/25	6,425	6,851
Fidelity National Information Services Inc.	3.000%	8/15/26	15,331	14,277
Fiserv Inc.	3.850%	6/1/25	8,434	8,516
Flex Ltd.	4.750%	6/15/25	4,500	4,697
Hewlett Packard Enterprise Co.	4.900%	10/15/25	26,611	27,605
IBM Credit LLC	3.000%	2/6/23	5,000	4,943
Intel Corp.	2.875%	5/11/24	15,321	14,939
Intel Corp.	3.700%	7/29/25	20,733	21,128
Intel Corp.	2.600%	5/19/26	2,748	2,581
Intel Corp.	3.150%	5/11/27	11,052	10,783
International Business Machines Corp.	3.375%	8/1/23	12,814	12,883
International Business Machines Corp.	3.625%	2/12/24	22,140	22,468
International Business Machines Corp.	3.450%	2/19/26	20,221	20,147
International Business Machines Corp.	3.300%	1/27/27	4,620	4,556
International Business Machines Corp.	6.220%	8/1/27	2,800	3,386

Jabil Inc.	3.950%	1/12/28	4,675	4,497
Juniper Networks Inc.	4.500%	3/15/24	2,970	3,035
Juniper Networks Inc.	4.350%	6/15/25	4,525	4,543
Keysight Technologies Inc.	4.550%	10/30/24	4,850	5,022
Keysight Technologies Inc.	4.600%	4/6/27	7,500	7,642
KLA-Tencor Corp.	4.650%	11/1/24	13,430	13,974
Lam Research Corp.	3.800%	3/15/25	4,000	4,031
Maxim Integrated Products Inc.	3.450%	6/15/27	5,125	4,974
Microsoft Corp.	2.375%	5/1/23	9,636	9,344
Microsoft Corp.	2.000%	8/8/23	15,127	14,339
Microsoft Corp.	3.625%	12/15/23	11,604	11,911
Microsoft Corp.	2.875%	2/6/24	21,219	20,816
Microsoft Corp.	2.700%	2/12/25	21,380	20,683
Microsoft Corp.	3.125%	11/3/25	28,745	28,346
Microsoft Corp.	2.400%	8/8/26	38,913	36,096
Microsoft Corp.	3.300%	2/6/27	36,770	36,453
Motorola Solutions Inc.	4.000%	9/1/24	8,450	8,391
Motorola Solutions Inc.	4.600%	2/23/28	5,800	5,835
NetApp Inc.	3.300%	9/29/24	3,750	3,632
NVIDIA Corp.	3.200%	9/16/26	10,350	9,975
Oracle Corp.	3.625%	7/15/23	8,100	8,256
Oracle Corp.	2.400%	9/15/23	24,700	23,642
Oracle Corp.	3.400%	7/8/24	19,489	19,484
Oracle Corp.	2.950%	11/15/24	27,290	26,498
Oracle Corp.	2.950%	5/15/25	12,988	12,562
Oracle Corp.	2.650%	7/15/26	28,801	26,868
Oracle Corp.	3.250%	11/15/27	26,319	25,652
Pitney Bowes Inc.	4.700%	4/1/23	4,220	3,965
QUALCOMM Inc.	2.900%	5/20/24	16,156	15,441
QUALCOMM Inc.	3.450%	5/20/25	16,384	15,975
QUALCOMM Inc.	3.250%	5/20/27	18,345	17,431
Seagate HDD Cayman	4.750%	6/1/23	8,650	8,650
5 Seagate HDD Cayman	4.875%	3/1/24	4,975	4,913
Seagate HDD Cayman	4.750%	1/1/25	8,605	8,368
Seagate HDD Cayman	4.875%	6/1/27	7,625	7,206
Tech Data Corp.	4.950%	2/15/27	4,550	4,568
Texas Instruments Inc.	2.250%	5/1/23	2,025	1,937
Texas Instruments Inc.	2.625%	5/15/24	3,000	2,893
Texas Instruments Inc.	2.900%	11/3/27	4,500	4,266
Total System Services Inc.	3.750%	6/1/23	5,775	5,750
Total System Services Inc.	4.800%	4/1/26	7,905	8,255
Trimble Navigation Ltd.	4.750%	12/1/24	3,877	4,061
Tyco Electronics Group SA	3.450%	8/1/24	3,200	3,194
Tyco Electronics Group SA	3.700%	2/15/26	3,147	3,142
Tyco Electronics Group SA	3.125%	8/15/27	5,000	4,789
Verisk Analytics Inc.	4.000%	6/15/25	9,534	9,543
VMware Inc.	3.900%	8/21/27	11,721	11,132
Xerox Corp.	3.625%	3/15/23	3,000	2,928
Xilinx Inc.	2.950%	6/1/24	7,075	6,772

Transportation (0.8%)
4 American Airlines 2013-1 Class A Pass Through
Trust	4.000%	1/15/27	3,039	3,060
4 American Airlines 2014-1 Class A Pass Through
Trust	3.700%	4/1/28	2,583	2,552
4 American Airlines 2015-1 Class A Pass Through
Trust	3.375%	11/1/28	4,481	4,338

4 American Airlines 2015-1 Class B Pass Through
Trust	3.700%	11/1/24	2,406	2,364
4 American Airlines 2016-1 Class A Pass Through
Trust	4.100%	1/15/28	278	281
4 American Airlines 2016-1 Class AA Pass Through
Trust	3.575%	1/15/28	1,856	1,830
4 American Airlines 2017-1B Class B Pass Through
Trust	4.950%	2/15/25	2,194	2,255
4 BNSF Funding Trust I	6.613%	12/15/55	100	112
Burlington Northern Santa Fe LLC	3.850%	9/1/23	7,460	7,668
Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,733	9,915
Burlington Northern Santa Fe LLC	3.400%	9/1/24	9,367	9,360
Burlington Northern Santa Fe LLC	3.000%	4/1/25	6,737	6,545
Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,075	5,130
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,870	7,178
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,600	5,506
Canadian National Railway Co.	2.950%	11/21/24	3,340	3,286
Canadian National Railway Co.	2.750%	3/1/26	4,010	3,816
Canadian Pacific Railway Co.	2.900%	2/1/25	4,618	4,421
4 Continental Airlines 2012-1 Class A Pass Through
Trust	4.150%	10/11/25	8,252	8,371
4 Continental Airlines 2012-2 Class A Pass Through
Trust	4.000%	4/29/26	5,223	5,272
CSX Corp.	3.700%	11/1/23	4,275	4,330
CSX Corp.	3.400%	8/1/24	5,920	5,889
CSX Corp.	3.350%	11/1/25	8,850	8,633
CSX Corp.	2.600%	11/1/26	4,650	4,240
CSX Corp.	3.250%	6/1/27	6,780	6,461
CSX Corp.	3.800%	3/1/28	7,500	7,456
4 Delta Air Lines 2015-1 Class AA Pass Through
Trust	3.625%	7/30/27	1,026	1,016
FedEx Corp.	4.000%	1/15/24	5,431	5,611
FedEx Corp.	3.200%	2/1/25	7,350	7,159
FedEx Corp.	3.250%	4/1/26	9,400	9,101
FedEx Corp.	3.300%	3/15/27	4,000	3,878
FedEx Corp.	3.400%	2/15/28	5,000	4,815
Kansas City Southern	3.000%	5/15/23	7,630	7,395
Kirby Corp.	4.200%	3/1/28	2,900	2,901
Norfolk Southern Corp.	3.850%	1/15/24	2,075	2,102
Norfolk Southern Corp.	5.590%	5/17/25	1,339	1,473
Norfolk Southern Corp.	2.900%	6/15/26	3,690	3,489
Norfolk Southern Corp.	7.800%	5/15/27	450	580
Norfolk Southern Corp.	3.150%	6/1/27	2,410	2,294
Southwest Airlines Co.	3.000%	11/15/26	3,270	3,081
Southwest Airlines Co.	3.450%	11/16/27	2,900	2,832
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,281	1,366
Trinity Industries Inc.	4.550%	10/1/24	3,185	3,172
Union Pacific Corp.	2.750%	4/15/23	2,220	2,168
Union Pacific Corp.	3.646%	2/15/24	4,510	4,578
Union Pacific Corp.	3.750%	3/15/24	1,645	1,676
Union Pacific Corp.	3.250%	1/15/25	6,428	6,384
Union Pacific Corp.	3.250%	8/15/25	6,120	6,047
Union Pacific Corp.	2.750%	3/1/26	5,317	5,067
Union Pacific Corp.	3.000%	4/15/27	4,253	4,101
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	4,418	4,498

4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,388	4,423
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	6,224	6,189
United Parcel Service Inc.	2.500%	4/1/23	7,225	7,009
United Parcel Service Inc.	2.800%	11/15/24	11,175	10,749
United Parcel Service Inc.	2.400%	11/15/26	3,100	2,843
United Parcel Service Inc.	3.050%	11/15/27	12,100	11,609
4 US Airways 2012-1 Class A Pass Through Trust	5.900%	4/1/26	414	450
4 US Airways 2013-1 Class A Pass Through Trust	3.950%	5/15/27	3,245	3,255
4 US Airways Inc. 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	893	921
				8,260,034
Utilities (2.1%)
Electric (1.8%)
AEP Transmission Co. LLC	3.100%	12/1/26	3,370	3,240
Alabama Power Co.	3.550%	12/1/23	3,600	3,642
Ameren Corp.	3.650%	2/15/26	2,662	2,602
Ameren Illinois Co.	3.250%	3/1/25	2,700	2,670
American Electric Power Co. Inc.	3.200%	11/13/27	3,300	3,143
Appalachian Power Co.	3.400%	6/1/25	2,000	1,970
Arizona Public Service Co.	3.150%	5/15/25	3,950	3,887
Arizona Public Service Co.	2.950%	9/15/27	2,725	2,592
Avangrid Inc.	3.150%	12/1/24	5,775	5,594
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,949	3,952
Baltimore Gas & Electric Co.	2.400%	8/15/26	3,300	3,029
Berkshire Hathaway Energy Co.	3.750%	11/15/23	6,925	7,036
Berkshire Hathaway Energy Co.	3.500%	2/1/25	3,811	3,783
5 Berkshire Hathaway Energy Co.	3.250%	4/15/28	1,000	964
Black Hills Corp.	4.250%	11/30/23	1,218	1,242
Black Hills Corp.	3.950%	1/15/26	4,150	4,182
Black Hills Corp.	3.150%	1/15/27	1,500	1,406
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	1,800	1,656
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,250	2,146
Cleco Corporate Holdings LLC	3.743%	5/1/26	8,680	8,260
Cleveland Electric Illuminating Co.	5.500%	8/15/24	250	278
CMS Energy Corp.	3.000%	5/15/26	2,500	2,369
CMS Energy Corp.	3.450%	8/15/27	1,050	1,015
Commonwealth Edison Co.	2.550%	6/15/26	6,650	6,201
Commonwealth Edison Co.	2.950%	8/15/27	3,100	2,964
Connecticut Light & Power Co.	3.200%	3/15/27	2,775	2,713
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,225	3,139
Consumers Energy Co.	3.375%	8/15/23	2,550	2,553
Delmarva Power & Light Co.	3.500%	11/15/23	5,275	5,319
Dominion Energy Inc.	3.625%	12/1/24	4,527	4,487
Dominion Energy Inc.	3.900%	10/1/25	6,930	6,915
Dominion Energy Inc.	2.850%	8/15/26	3,800	3,514
4 Dominion Energy Inc.	5.750%	10/1/54	4,600	4,864
DTE Electric Co.	3.650%	3/15/24	6,050	6,195
DTE Electric Co.	3.375%	3/1/25	1,675	1,671
DTE Energy Co.	3.850%	12/1/23	2,113	2,152
DTE Energy Co.	3.500%	6/1/24	4,483	4,421
DTE Energy Co.	2.850%	10/1/26	10,703	9,821
DTE Energy Co.	3.800%	3/15/27	5,175	5,143
Duke Energy Carolinas LLC	2.950%	12/1/26	3,500	3,369
Duke Energy Corp.	3.950%	10/15/23	3,612	3,674
Duke Energy Corp.	3.750%	4/15/24	15,077	15,082

Duke Energy Corp.	2.650%	9/1/26	10,654	9,697
Duke Energy Corp.	3.150%	8/15/27	6,750	6,344
Duke Energy Florida LLC	3.200%	1/15/27	5,000	4,893
Duke Energy Ohio Inc.	3.800%	9/1/23	2,865	2,939
Duke Energy Progress LLC	3.250%	8/15/25	5,154	5,109
Edison International	4.125%	3/15/28	5,100	5,130
Emera US Finance LP	3.550%	6/15/26	10,985	10,520
Enel Americas SA	4.000%	10/25/26	1,000	971
Enel Generacion Chile SA	4.250%	4/15/24	765	775
Entergy Arkansas Inc.	3.700%	6/1/24	1,500	1,533
Entergy Arkansas Inc.	3.500%	4/1/26	6,172	6,158
Entergy Corp.	2.950%	9/1/26	8,255	7,678
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	5,970	6,703
Entergy Louisiana LLC	4.050%	9/1/23	5,000	5,128
Entergy Louisiana LLC	5.400%	11/1/24	1,575	1,735
Entergy Louisiana LLC	2.400%	10/1/26	3,655	3,346
Entergy Louisiana LLC	3.120%	9/1/27	3,375	3,248
Eversource Energy	2.800%	5/1/23	2,325	2,248
Eversource Energy	2.900%	10/1/24	3,600	3,453
Eversource Energy	3.150%	1/15/25	3,810	3,705
Eversource Energy	3.300%	1/15/28	5,000	4,796
Exelon Corp.	3.950%	6/15/25	10,918	10,929
Exelon Corp.	3.400%	4/15/26	6,607	6,357
FirstEnergy Corp.	3.900%	7/15/27	17,979	17,617
Florida Power & Light Co.	2.750%	6/1/23	7,810	7,642
Florida Power & Light Co.	3.250%	6/1/24	2,700	2,710
Florida Power & Light Co.	3.125%	12/1/25	3,150	3,114
Fortis Inc.	3.055%	10/4/26	21,529	19,893
Georgia Power Co.	3.250%	4/1/26	4,636	4,498
Georgia Power Co.	3.250%	3/30/27	2,839	2,743
Gulf Power Co.	3.300%	5/30/27	3,075	2,991
Interstate Power & Light Co.	3.250%	12/1/24	5,000	4,922
ITC Holdings Corp.	3.650%	6/15/24	5,320	5,278
ITC Holdings Corp.	3.250%	6/30/26	3,825	3,671
5 ITC Holdings Corp.	3.350%	11/15/27	4,750	4,530
Louisville Gas & Electric Co.	3.300%	10/1/25	2,800	2,757
MidAmerican Energy Co.	3.500%	10/15/24	6,170	6,230
MidAmerican Energy Co.	3.100%	5/1/27	575	556
National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	6,440	6,274
National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,850	4,671
National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,970	3,893
National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	3,200	3,062
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	3,500	3,485
4 National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	2,100	2,138
4 National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,575	3,791
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	8,496	8,237
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,200	4,979
Northern States Power Co.	2.600%	5/15/23	2,300	2,241
NSTAR Electric Co.	3.200%	5/15/27	6,780	6,610
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,085	2,997
Pacific Gas & Electric Co.	3.250%	6/15/23	3,450	3,393
Pacific Gas & Electric Co.	3.850%	11/15/23	350	355
Pacific Gas & Electric Co.	3.750%	2/15/24	8,263	8,261
Pacific Gas & Electric Co.	3.400%	8/15/24	5,580	5,469
Pacific Gas & Electric Co.	3.500%	6/15/25	6,480	6,277
Pacific Gas & Electric Co.	2.950%	3/1/26	6,337	5,921
5 Pacific Gas & Electric Co.	3.300%	12/1/27	10,750	10,190

PacifiCorp	2.950%	6/1/23	3,500	3,450
PacifiCorp	3.600%	4/1/24	3,575	3,601
Potomac Electric Power Co.	3.600%	3/15/24	300	303
PPL Capital Funding Inc.	3.400%	6/1/23	6,225	6,168
PPL Capital Funding Inc.	3.950%	3/15/24	1,568	1,593
PPL Capital Funding Inc.	3.100%	5/15/26	7,636	7,207
Public Service Co. of New Hampshire	3.500%	11/1/23	1,550	1,558
Public Service Electric & Gas Co.	2.375%	5/15/23	7,879	7,569
Public Service Electric & Gas Co.	3.000%	5/15/25	3,815	3,716
Public Service Electric & Gas Co.	2.250%	9/15/26	3,875	3,552
Public Service Electric & Gas Co.	3.000%	5/15/27	2,000	1,917
Puget Energy Inc.	3.650%	5/15/25	6,465	6,344
San Diego Gas & Electric Co.	3.600%	9/1/23	3,923	4,007
San Diego Gas & Electric Co.	2.500%	5/15/26	4,650	4,335
Scottish Power Ltd.	5.810%	3/15/25	900	1,009
Sierra Pacific Power Co.	2.600%	5/1/26	5,880	5,477
Southern California Edison Co.	3.500%	10/1/23	4,534	4,576
Southern California Edison Co.	3.650%	3/1/28	3,750	3,755
Southern Co.	2.950%	7/1/23	12,200	11,850
Southern Co.	3.250%	7/1/26	12,920	12,356
Southern Power Co.	4.150%	12/1/25	4,200	4,304
Southwestern Electric Power Co.	2.750%	10/1/26	8,750	8,104
Southwestern Public Service Co.	3.300%	6/15/24	2,650	2,633
Tucson Electric Power Co.	3.050%	3/15/25	750	722
Union Electric Co.	3.500%	4/15/24	3,375	3,437
Union Electric Co.	2.950%	6/15/27	3,500	3,330
Virginia Electric & Power Co.	3.450%	2/15/24	2,000	2,003
Virginia Electric & Power Co.	3.100%	5/15/25	3,200	3,104
Virginia Electric & Power Co.	3.150%	1/15/26	7,630	7,412
Virginia Electric & Power Co.	2.950%	11/15/26	6,192	5,899
Virginia Electric & Power Co.	3.500%	3/15/27	8,314	8,192
Virginia Electric & Power Co.	3.800%	4/1/28	4,000	4,035
WEC Energy Group Inc.	3.550%	6/15/25	3,632	3,595
Westar Energy Inc.	2.550%	7/1/26	3,835	3,567
Westar Energy Inc.	3.100%	4/1/27	2,877	2,779
Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,593
Xcel Energy Inc.	3.300%	6/1/25	5,800	5,654
Xcel Energy Inc.	3.350%	12/1/26	4,575	4,433

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	4,725	4,514
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,500	2,514
NiSource Finance Corp.	3.490%	5/15/27	9,000	8,696
ONE Gas Inc.	3.610%	2/1/24	1,845	1,830
Sempra Energy	2.900%	2/1/23	1,300	1,273
Sempra Energy	4.050%	12/1/23	6,500	6,660
Sempra Energy	3.750%	11/15/25	7,011	6,977
Sempra Energy	3.250%	6/15/27	7,391	7,015
Sempra Energy	3.400%	2/1/28	7,600	7,242
Southern California Gas Co.	2.600%	6/15/26	11,000	10,312
Southern Co. Gas Capital Corp.	2.450%	10/1/23	3,050	2,889
Southern Co. Gas Capital Corp.	3.875%	11/15/25	1,100	1,097
Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,525	1,466
Southwest Gas Corp.	3.700%	4/1/28	1,750	1,761
Spire Missouri Inc.	3.400%	8/15/23	1,375	1,373

Other Utility (0.1%)
American Water Capital Corp.	3.850%	3/1/24	2,525	2,554
American Water Capital Corp.	3.400%	3/1/25	6,018	5,992
American Water Capital Corp.	2.950%	9/1/27	5,550	5,261
				709,211
Total Corporate Bonds (Cost $14,290,363)				13,997,888
Sovereign Bonds (5.3%)
Asian Development Bank	2.000%	1/22/25	14,980	14,180
Asian Development Bank	2.125%	3/19/25	2,325	2,217
Asian Development Bank	2.000%	4/24/26	8,300	7,787
Asian Development Bank	1.750%	8/14/26	15,700	14,364
Asian Development Bank	2.625%	1/12/27	10,000	9,763
Asian Development Bank	2.375%	8/10/27	2,800	2,671
Asian Development Bank	2.500%	11/2/27	14,245	13,732
Asian Development Bank	2.750%	1/19/28	8,800	8,612
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	21,305	20,479
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	17,575	16,928
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	19,900	20,194
Ecopetrol SA	5.875%	9/18/23	15,749	16,851
Ecopetrol SA	4.125%	1/16/25	10,693	10,372
Ecopetrol SA	5.375%	6/26/26	11,490	11,950
Emirates Telecommunications Group Co. PJSC	3.500%	6/18/24	2,000	1,982
European Investment Bank	3.250%	1/29/24	39,885	40,974
European Investment Bank	2.500%	10/15/24	8,725	8,545
European Investment Bank	1.875%	2/10/25	36,440	34,179
European Investment Bank	2.125%	4/13/26	10,300	9,715
European Investment Bank	2.375%	5/24/27	18,415	17,610
Export-Import Bank of Korea	4.000%	1/14/24	5,100	5,218
Export-Import Bank of Korea	2.875%	1/21/25	13,800	13,134
Export-Import Bank of Korea	3.250%	11/10/25	10,200	9,896
Export-Import Bank of Korea	2.625%	5/26/26	13,000	11,978
Export-Import Bank of Korea	3.250%	8/12/26	4,400	4,248
Hydro-Quebec	8.050%	7/7/24	8,825	11,054
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	4,900	4,701
Inter-American Development Bank	3.000%	10/4/23	7,200	7,266
Inter-American Development Bank	3.000%	2/21/24	32,100	32,360
Inter-American Development Bank	2.125%	1/15/25	16,950	16,198
Inter-American Development Bank	7.000%	6/15/25	4,365	5,389
Inter-American Development Bank	2.000%	6/2/26	5,600	5,254
Inter-American Development Bank	2.375%	7/7/27	24,903	23,801
International Bank for Reconstruction &
Development	1.750%	4/19/23	24,000	22,873
International Bank for Reconstruction &
Development	2.500%	11/25/24	49,800	48,724
International Bank for Reconstruction &
Development	2.125%	3/3/25	1,120	1,070
International Bank for Reconstruction &
Development	2.500%	7/29/25	18,200	17,759
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,000	1,385
International Bank for Reconstruction &
Development	1.875%	10/27/26	12,300	11,330
International Bank for Reconstruction &
Development	2.500%	11/22/27	25,015	24,110
International Finance Corp.	2.125%	4/7/26	8,550	8,072
6 Japan Bank for International Cooperation	3.375%	7/31/23	725	740

6 Japan Bank for International Cooperation	3.000%	5/29/24	18,450	18,338
6 Japan Bank for International Cooperation	2.125%	2/10/25	24,705	23,164
6 Japan Bank for International Cooperation	2.500%	5/28/25	1,600	1,549
6 Japan Bank for International Cooperation	2.750%	1/21/26	10,000	9,763
6 Japan Bank for International Cooperation	2.375%	4/20/26	6,000	5,666
6 Japan Bank for International Cooperation	2.250%	11/4/26	30,000	28,126
6 Japan Bank for International Cooperation	2.875%	6/1/27	26,000	25,570
6 Japan Bank for International Cooperation	2.875%	7/21/27	16,000	15,592
6 Japan Bank for International Cooperation	2.750%	11/16/27	10,740	10,348
6 Japan International Cooperation Agency	2.750%	4/27/27	8,500	8,166
7 KFW	2.500%	11/20/24	55,040	53,755
7 KFW	2.000%	5/2/25	20,000	18,881
Korea Development Bank	3.750%	1/22/24	8,050	8,128
Korea Development Bank	3.000%	1/13/26	10,000	9,548
Korea Development Bank	2.000%	9/12/26	8,750	7,701
7 Landwirtschaftliche Rentenbank	2.000%	1/13/25	14,280	13,525
7 Landwirtschaftliche Rentenbank	2.375%	6/10/25	12,800	12,396
7 Landwirtschaftliche Rentenbank	1.750%	7/27/26	14,925	13,640
7 Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,740	16,108
4 Oriental Republic of Uruguay	4.500%	8/14/24	14,026	14,772
4 Oriental Republic of Uruguay	4.375%	10/27/27	19,600	20,262
Petroleos Mexicanos	4.625%	9/21/23	11,000	10,995
Petroleos Mexicanos	4.875%	1/18/24	25,120	25,309
4 Petroleos Mexicanos	2.290%	2/15/24	1,140	1,125
Petroleos Mexicanos	4.250%	1/15/25	8,150	7,886
Petroleos Mexicanos	4.500%	1/23/26	8,720	8,439
Petroleos Mexicanos	6.875%	8/4/26	32,330	35,305
Petroleos Mexicanos	6.500%	3/13/27	63,340	67,647
5 Petroleos Mexicanos	5.350%	2/12/28	12,650	12,399
Province of Alberta	3.300%	3/15/28	11,600	11,675
Province of British Columbia	6.500%	1/15/26	1,935	2,359
Province of British Columbia	2.250%	6/2/26	8,540	8,018
Province of Manitoba	3.050%	5/14/24	13,600	13,555
Province of Manitoba	2.125%	6/22/26	4,000	3,682
Province of Nova Scotia	8.250%	7/30/22	4,700	5,642
Province of Ontario	3.200%	5/16/24	11,650	11,708
Province of Ontario	2.500%	4/27/26	7,500	7,138
Province of Quebec	7.125%	2/9/24	11,125	13,352
Province of Quebec	2.875%	10/16/24	14,020	13,848
Province of Quebec	2.500%	4/20/26	24,000	22,893
Province of Quebec	2.750%	4/12/27	25,000	24,156
Republic of Chile	3.125%	3/27/25	420	411
Republic of Chile	3.125%	1/21/26	16,338	16,117
4 Republic of Chile	3.240%	2/6/28	14,175	13,878
Republic of Colombia	4.000%	2/26/24	23,325	23,512
Republic of Colombia	8.125%	5/21/24	6,090	7,488
4 Republic of Colombia	4.500%	1/28/26	10,861	11,241
4 Republic of Colombia	3.875%	4/25/27	22,100	21,672
Republic of Finland	6.950%	2/15/26	695	861
Republic of Hungary	5.750%	11/22/23	26,683	29,485
Republic of Hungary	5.375%	3/25/24	15,141	16,504
5 Republic of Indonesia	3.850%	7/18/27	300	294
Republic of Indonesia	3.500%	1/11/28	13,250	12,662
Republic of Italy	6.875%	9/27/23	29,560	34,492
Republic of Korea	3.875%	9/11/23	10,965	11,341
Republic of Korea	5.625%	11/3/25	1,775	2,044
Republic of Korea	2.750%	1/19/27	13,500	12,804

4 Republic of Panama	4.000%	9/22/24	17,080	17,510
4 Republic of Panama	3.750%	3/16/25	15,895	16,014
Republic of Panama	7.125%	1/29/26	11,869	14,540
Republic of Panama	8.875%	9/30/27	11,770	16,243
Republic of Peru	7.350%	7/21/25	19,415	24,131
Republic of Peru	4.125%	8/25/27	7,060	7,374
Republic of Philippines	3.000%	2/1/28	19,000	18,179
Republic of Poland	3.000%	3/17/23	12,805	12,693
Republic of Poland	4.000%	1/22/24	22,747	23,657
Republic of Poland	3.250%	4/6/26	16,800	16,674
Republic of the Philippines	4.200%	1/21/24	14,780	15,390
Republic of the Philippines	9.500%	10/21/24	3,400	4,624
Republic of the Philippines	10.625%	3/16/25	11,430	16,502
Republic of the Philippines	5.500%	3/30/26	9,475	10,754
State of Israel	3.150%	6/30/23	9,800	9,770
State of Israel	2.875%	3/16/26	10,000	9,614
State of Israel	3.250%	1/17/28	9,500	9,240
Statoil ASA	2.650%	1/15/24	16,769	16,170
Statoil ASA	3.700%	3/1/24	4,458	4,538
Statoil ASA	3.250%	11/10/24	9,120	9,011
Statoil ASA	7.250%	9/23/27	325	412
United Mexican States	4.000%	10/2/23	29,055	29,740
United Mexican States	3.600%	1/30/25	40,355	39,792
United Mexican States	4.125%	1/21/26	18,100	18,367
United Mexican States	11.500%	5/15/26	500	764
United Mexican States	4.150%	3/28/27	27,625	27,907
United Mexican States	3.750%	1/11/28	22,000	21,241
Total Sovereign Bonds (Cost $1,874,379)				1,837,451
Taxable Municipal Bonds (0.2%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,300	2,296
California GO	6.650%	3/1/22	3,500	3,899
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	2.814%	7/1/24	190	187
Illinois GO	4.950%	6/1/23	9,089	9,395
Oregon GO	5.762%	6/1/23	1,768	1,919
Oregon GO	5.892%	6/1/27	13,900	16,412
Regents of the University of California Revenue	3.063%	7/1/25	9,500	9,442
South Carolina Public Service Authority Revenue	2.388%	12/1/23	3,100	2,928
Utah GO	4.554%	7/1/24	9,895	10,508
Utah GO	3.539%	7/1/25	65	67
Wisconsin General Fund Annual Appropriation
Revenue	3.154%	5/1/27	3,300	3,248
8 Wisconsin GO	5.700%	5/1/26	3,245	3,678
Total Taxable Municipal Bonds (Cost $64,758)				63,979
			Shares
Temporary Cash Investment (0.7%)
Money Market Fund (0.7%)
9 Vanguard Market Liquidity Fund (Cost $219,941)	1.775%		2,199,607	219,961
Total Investments (99.9%) (Cost $35,309,407)				34,353,122
Other Assets and Liabilities-Net (0.1%)				42,589
Net Assets (100%)				34,395,711

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $405,355,000, representing 1.2% of net assets.
6 Guaranteed by the Government of Japan.
7 Guaranteed by the Federal Republic of Germany.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	18,233,843	—
Corporate Bonds	—	13,997,888	—
Sovereign Bonds	—	1,837,451	—
Taxable Municipal Bonds	—	63,979	—
Temporary Cash Investments	219,961	—	—
Total	219,961	34,133,161	—

C. At March 31, 2018, the cost of investment securities for tax purposes was $35,309,407,000. Net unrealized depreciation of investment securities for tax purposes was $956,285,000, consisting of

Intermediate-Term Bond Index Fund

unrealized gains of $52,218,000 on securities that had risen in value since their purchase and $1,008,503,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Bond Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (40.3%)
U.S. Government Securities (38.5%)
United States Treasury Note/Bond	2.750%	2/15/28	19,025	19,019
United States Treasury Note/Bond	5.500%	8/15/28	375	467
United States Treasury Note/Bond	5.250%	11/15/28	4,180	5,131
United States Treasury Note/Bond	5.250%	2/15/29	18,176	22,393
United States Treasury Note/Bond	6.125%	8/15/29	17,000	22,533
United States Treasury Note/Bond	6.250%	5/15/30	35,990	48,789
United States Treasury Note/Bond	5.375%	2/15/31	27,155	34,742
United States Treasury Note/Bond	4.500%	2/15/36	44,985	55,507
United States Treasury Note/Bond	4.750%	2/15/37	15,760	20,143
United States Treasury Note/Bond	5.000%	5/15/37	18,104	23,829
United States Treasury Note/Bond	4.375%	2/15/38	26,163	32,143
United States Treasury Note/Bond	4.500%	5/15/38	12,700	15,869
United States Treasury Note/Bond	3.500%	2/15/39	44,692	49,015
United States Treasury Note/Bond	4.250%	5/15/39	34,662	42,103
United States Treasury Note/Bond	4.500%	8/15/39	51,381	64,459
United States Treasury Note/Bond	4.375%	11/15/39	48,480	59,926
United States Treasury Note/Bond	4.625%	2/15/40	71,261	91,025
United States Treasury Note/Bond	4.375%	5/15/40	62,098	76,856
United States Treasury Note/Bond	3.875%	8/15/40	46,315	53,516
United States Treasury Note/Bond	4.250%	11/15/40	48,900	59,582
United States Treasury Note/Bond	4.750%	2/15/41	62,480	81,429
United States Treasury Note/Bond	4.375%	5/15/41	49,545	61,544
United States Treasury Note/Bond	3.750%	8/15/41	54,075	61,485
United States Treasury Note/Bond	3.125%	11/15/41	49,577	51,095
United States Treasury Note/Bond	3.125%	2/15/42	54,902	56,592
United States Treasury Note/Bond	3.000%	5/15/42	52,700	53,145
United States Treasury Note/Bond	2.750%	8/15/42	83,168	80,166
United States Treasury Note/Bond	2.750%	11/15/42	95,118	91,581
United States Treasury Note/Bond	3.125%	2/15/43	90,940	93,484
United States Treasury Note/Bond	2.875%	5/15/43	144,255	141,843
United States Treasury Note/Bond	3.625%	8/15/43	111,000	123,956
United States Treasury Note/Bond	3.750%	11/15/43	126,310	143,954
United States Treasury Note/Bond	3.625%	2/15/44	142,444	159,204
United States Treasury Note/Bond	3.375%	5/15/44	146,587	157,260
United States Treasury Note/Bond	3.125%	8/15/44	118,838	122,069
United States Treasury Note/Bond	3.000%	11/15/44	143,056	143,683
United States Treasury Note/Bond	2.500%	2/15/45	133,292	121,378
United States Treasury Note/Bond	3.000%	5/15/45	149,455	150,040
United States Treasury Note/Bond	2.875%	8/15/45	132,712	129,995
United States Treasury Note/Bond	3.000%	11/15/45	89,750	90,044
United States Treasury Note/Bond	2.500%	2/15/46	128,432	116,592
United States Treasury Note/Bond	2.500%	5/15/46	136,466	123,779
United States Treasury Note/Bond	2.250%	8/15/46	136,279	117,051
United States Treasury Note/Bond	2.875%	11/15/46	149,264	145,998
United States Treasury Note/Bond	3.000%	2/15/47	127,854	128,194
United States Treasury Note/Bond	3.000%	5/15/47	83,546	83,741
United States Treasury Note/Bond	2.750%	8/15/47	141,981	135,347
United States Treasury Note/Bond	2.750%	11/15/47	115,436	110,024

United States Treasury Note/Bond	3.000%	2/15/48	142,250	142,672
				4,014,392
Agency Bonds and Notes (1.8%)
1 Federal Home Loan Banks	5.625%	3/14/36	1,000	1,308
1 Federal Home Loan Banks	5.500%	7/15/36	8,670	11,522
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	1,890	2,554
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	16,260	22,544
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	19,312	26,280
2 Federal National Mortgage Assn.	6.250%	5/15/29	16,280	21,101
2 Federal National Mortgage Assn.	7.125%	1/15/30	9,175	12,816
2 Federal National Mortgage Assn.	7.250%	5/15/30	10,235	14,507
2 Federal National Mortgage Assn.	6.625%	11/15/30	9,050	12,356
2 Federal National Mortgage Assn.	5.625%	7/15/37	6,080	8,237
2 Federal National Mortgage Assn.	6.210%	8/6/38	700	1,007
1 Tennessee Valley Authority	7.125%	5/1/30	3,970	5,544
1 Tennessee Valley Authority	4.650%	6/15/35	4,510	5,321
1 Tennessee Valley Authority	5.880%	4/1/36	4,535	6,184
1 Tennessee Valley Authority	5.980%	4/1/36	1,000	1,361
1 Tennessee Valley Authority	6.150%	1/15/38	2,450	3,492
1 Tennessee Valley Authority	5.500%	6/15/38	1,175	1,553
1 Tennessee Valley Authority	5.250%	9/15/39	10,585	13,847
1 Tennessee Valley Authority	4.875%	1/15/48	2,650	3,312
1 Tennessee Valley Authority	5.375%	4/1/56	1,950	2,697
1 Tennessee Valley Authority	4.625%	9/15/60	1,400	1,734
1 Tennessee Valley Authority	4.250%	9/15/65	3,500	4,056
				183,333
Total U.S. Government and Agency Obligations (Cost $4,146,799)				4,197,725
Corporate Bonds (51.1%)
Finance (8.7%)
Banking (4.8%)
American Express Co.	4.050%	12/3/42	1,766	1,765
Bank of America Corp.	6.110%	1/29/37	5,743	6,875
3 Bank of America Corp.	4.244%	4/24/38	6,980	7,112
Bank of America Corp.	7.750%	5/14/38	6,509	9,031
Bank of America Corp.	5.875%	2/7/42	5,500	6,831
Bank of America Corp.	5.000%	1/21/44	9,541	10,655
Bank of America Corp.	4.875%	4/1/44	5,823	6,422
Bank of America Corp.	4.750%	4/21/45	1,990	2,099
3 Bank of America Corp.	4.443%	1/20/48	2,500	2,588
3 Bank of America Corp.	3.946%	1/23/49	2,500	2,388
Bank of America NA	6.000%	10/15/36	4,524	5,619
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	921
Bank of New York Mellon Corp.	3.300%	8/23/29	3,221	3,027
Bank One Capital III	8.750%	9/1/30	575	815
Barclays plc	4.836%	5/9/28	6,150	6,021
Barclays plc	5.250%	8/17/45	2,500	2,641
Barclays plc	4.950%	1/10/47	5,260	5,353
Citigroup Inc.	4.125%	7/25/28	8,311	8,209
Citigroup Inc.	6.625%	6/15/32	3,600	4,382
Citigroup Inc.	6.000%	10/31/33	3,251	3,823
Citigroup Inc.	6.125%	8/25/36	2,033	2,418
3 Citigroup Inc.	3.878%	1/24/39	3,375	3,247
Citigroup Inc.	8.125%	7/15/39	7,234	10,932
Citigroup Inc.	5.875%	1/30/42	3,380	4,163
Citigroup Inc.	6.675%	9/13/43	3,119	4,044
Citigroup Inc.	4.950%	11/7/43	1,983	2,153

Citigroup Inc.	5.300%	5/6/44	4,875	5,335
Citigroup Inc.	4.650%	7/30/45	900	953
Citigroup Inc.	4.750%	5/18/46	2,990	3,013
3 Citigroup Inc.	4.281%	4/24/48	3,650	3,675
Cooperatieve Rabobank UA	5.250%	5/24/41	3,825	4,545
Cooperatieve Rabobank UA	5.750%	12/1/43	1,955	2,333
Cooperatieve Rabobank UA	5.250%	8/4/45	7,091	7,953
4 Credit Suisse Group AG	4.282%	1/9/28	1,425	1,427
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	6,445	6,827
Credit Suisse USA Inc.	7.125%	7/15/32	1,275	1,698
Fifth Third Bancorp	8.250%	3/1/38	3,345	4,765
First Republic Bank	4.375%	8/1/46	1,300	1,295
First Republic Bank	4.625%	2/13/47	1,325	1,360
Goldman Sachs Capital I	6.345%	2/15/34	4,650	5,533
3 Goldman Sachs Group Inc.	3.814%	4/23/29	8,000	7,829
Goldman Sachs Group Inc.	6.125%	2/15/33	8,821	10,561
Goldman Sachs Group Inc.	6.450%	5/1/36	2,527	3,061
Goldman Sachs Group Inc.	6.750%	10/1/37	16,715	20,885
3 Goldman Sachs Group Inc.	4.017%	10/31/38	8,570	8,252
Goldman Sachs Group Inc.	6.250%	2/1/41	8,755	11,087
Goldman Sachs Group Inc.	4.800%	7/8/44	6,525	6,977
Goldman Sachs Group Inc.	5.150%	5/22/45	6,780	7,277
Goldman Sachs Group Inc.	4.750%	10/21/45	5,280	5,640
HSBC Bank USA NA	5.875%	11/1/34	3,311	4,072
HSBC Bank USA NA	5.625%	8/15/35	2,531	3,053
HSBC Bank USA NA	7.000%	1/15/39	2,500	3,494
HSBC Holdings plc	7.625%	5/17/32	1,450	1,885
HSBC Holdings plc	7.350%	11/27/32	200	257
HSBC Holdings plc	6.500%	5/2/36	8,003	9,918
HSBC Holdings plc	6.500%	9/15/37	7,675	9,565
HSBC Holdings plc	6.800%	6/1/38	2,690	3,460
HSBC Holdings plc	6.100%	1/14/42	3,670	4,735
HSBC Holdings plc	5.250%	3/14/44	7,815	8,549
JPMorgan Chase & Co.	6.400%	5/15/38	8,287	10,773
3 JPMorgan Chase & Co.	3.882%	7/24/38	9,075	8,801
JPMorgan Chase & Co.	5.500%	10/15/40	4,275	5,052
JPMorgan Chase & Co.	5.600%	7/15/41	6,000	7,240
JPMorgan Chase & Co.	5.400%	1/6/42	4,148	4,905
JPMorgan Chase & Co.	5.625%	8/16/43	4,000	4,650
JPMorgan Chase & Co.	4.850%	2/1/44	3,950	4,359
JPMorgan Chase & Co.	4.950%	6/1/45	5,964	6,401
3 JPMorgan Chase & Co.	4.260%	2/22/48	6,855	6,855
3 JPMorgan Chase & Co.	4.032%	7/24/48	5,675	5,478
3 JPMorgan Chase & Co.	3.964%	11/15/48	5,900	5,665
3 JPMorgan Chase & Co.	3.897%	1/23/49	5,800	5,521
Lloyds Banking Group plc	5.300%	12/1/45	2,210	2,348
Lloyds Banking Group plc	4.344%	1/9/48	6,000	5,582
Morgan Stanley	7.250%	4/1/32	3,161	4,176
3 Morgan Stanley	3.971%	7/22/38	6,450	6,281
Morgan Stanley	6.375%	7/24/42	7,025	9,058
Morgan Stanley	4.300%	1/27/45	9,405	9,434
Morgan Stanley	4.375%	1/22/47	7,730	7,889
Regions Bank	6.450%	6/26/37	2,000	2,428
Regions Financial Corp.	7.375%	12/10/37	1,000	1,330
Wachovia Corp.	7.500%	4/15/35	1,490	1,957
Wachovia Corp.	5.500%	8/1/35	1,869	2,083
Wachovia Corp.	6.550%	10/15/35	125	153

Wells Fargo & Co.	5.375%	2/7/35	2,450	2,830
Wells Fargo & Co.	5.375%	11/2/43	6,935	7,605
Wells Fargo & Co.	5.606%	1/15/44	8,105	9,221
Wells Fargo & Co.	4.650%	11/4/44	4,600	4,607
Wells Fargo & Co.	3.900%	5/1/45	6,845	6,515
Wells Fargo & Co.	4.900%	11/17/45	6,966	7,246
Wells Fargo & Co.	4.400%	6/14/46	6,996	6,754
Wells Fargo & Co.	4.750%	12/7/46	7,175	7,310
Wells Fargo Bank NA	5.950%	8/26/36	1,555	1,892
Wells Fargo Bank NA	5.850%	2/1/37	3,061	3,722
Wells Fargo Bank NA	6.600%	1/15/38	5,089	6,727
3 Wells Fargo Capital X	5.950%	12/1/86	3,025	3,282

Brokerage (0.2%)
Brookfield Finance Inc.	4.700%	9/20/47	2,450	2,391
CME Group Inc.	5.300%	9/15/43	2,515	3,055
Invesco Finance plc	5.375%	11/30/43	2,000	2,334
Jefferies Group LLC	6.250%	1/15/36	1,750	1,893
Jefferies Group LLC	6.500%	1/20/43	1,350	1,508
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	3,500	3,254
Legg Mason Inc.	5.625%	1/15/44	1,900	2,051
Raymond James Financial Inc.	4.950%	7/15/46	2,725	2,924

Finance Companies (0.4%)
GATX Corp.	5.200%	3/15/44	875	954
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	39,266	38,195

Insurance (3.0%)
ACE Capital Trust II	9.700%	4/1/30	1,100	1,595
Aetna Inc.	6.625%	6/15/36	2,609	3,298
Aetna Inc.	6.750%	12/15/37	1,800	2,321
Aetna Inc.	4.500%	5/15/42	1,725	1,703
Aetna Inc.	4.125%	11/15/42	1,700	1,590
Aetna Inc.	4.750%	3/15/44	1,250	1,284
Aetna Inc.	3.875%	8/15/47	3,450	3,072
Aflac Inc.	4.000%	10/15/46	1,275	1,230
Alleghany Corp.	4.900%	9/15/44	975	1,009
Allstate Corp.	5.550%	5/9/35	1,475	1,759
Allstate Corp.	5.950%	4/1/36	1,050	1,298
Allstate Corp.	4.500%	6/15/43	1,670	1,767
Allstate Corp.	4.200%	12/15/46	3,800	3,860
3 Allstate Corp.	6.500%	5/15/67	1,675	1,968
American Financial Group Inc.	4.500%	6/15/47	2,000	1,972
American International Group Inc.	4.200%	4/1/28	2,500	2,523
American International Group Inc.	3.875%	1/15/35	1,911	1,770
American International Group Inc.	4.700%	7/10/35	1,650	1,689
American International Group Inc.	6.250%	5/1/36	3,561	4,226
American International Group Inc.	4.500%	7/16/44	6,839	6,720
American International Group Inc.	4.800%	7/10/45	1,913	1,955
American International Group Inc.	4.750%	4/1/48	3,035	3,116
3 American International Group Inc.	5.750%	4/1/48	1,250	1,266
American International Group Inc.	4.375%	1/15/55	3,675	3,374
3 American International Group Inc.	8.175%	5/15/68	1,500	1,996
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	4.625%	5/15/42	3,402	3,416

Anthem Inc.	4.650%	1/15/43	951	956
Anthem Inc.	5.100%	1/15/44	4,170	4,459
Anthem Inc.	4.650%	8/15/44	2,975	3,026
Anthem Inc.	4.375%	12/1/47	7,370	7,202
Anthem Inc.	4.550%	3/1/48	2,420	2,430
Anthem Inc.	4.850%	8/15/54	500	522
Aon Corp.	6.250%	9/30/40	975	1,251
Aon plc	4.600%	6/14/44	1,775	1,812
Aon plc	4.750%	5/15/45	2,150	2,238
Arch Capital Finance LLC	5.031%	12/15/46	1,450	1,612
Arch Capital Group Ltd.	7.350%	5/1/34	925	1,217
Arch Capital Group US Inc.	5.144%	11/1/43	2,150	2,413
Assurant Inc.	6.750%	2/15/34	1,189	1,437
AXA Financial Inc.	7.000%	4/1/28	1,250	1,497
AXA SA	8.600%	12/15/30	5,095	6,941
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,368	4,199
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,324	2,446
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,055	1,099
Berkshire Hathaway Inc.	4.500%	2/11/43	3,645	3,915
4 Brighthouse Financial Inc.	4.700%	6/22/47	5,300	4,855
Chubb Corp.	6.000%	5/11/37	2,693	3,422
Chubb Corp.	6.500%	5/15/38	1,695	2,295
Chubb INA Holdings Inc.	6.700%	5/15/36	2,000	2,743
Chubb INA Holdings Inc.	4.150%	3/13/43	1,602	1,633
Chubb INA Holdings Inc.	4.350%	11/3/45	3,851	4,095
Cigna Corp.	5.375%	2/15/42	945	1,034
Cigna Corp.	3.875%	10/15/47	3,455	3,081
Cincinnati Financial Corp.	6.920%	5/15/28	1,400	1,733
Cincinnati Financial Corp.	6.125%	11/1/34	1,350	1,659
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,125	1,396
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,500	1,502
Hartford Financial Services Group Inc.	5.950%	10/15/36	1,500	1,774
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,550	1,956
Hartford Financial Services Group Inc.	4.300%	4/15/43	425	423
Humana Inc.	4.625%	12/1/42	2,201	2,210
Humana Inc.	4.950%	10/1/44	2,587	2,730
Humana Inc.	4.800%	3/15/47	1,100	1,128
Lincoln National Corp.	6.150%	4/7/36	1,016	1,193
Lincoln National Corp.	6.300%	10/9/37	780	955
Lincoln National Corp.	7.000%	6/15/40	2,295	3,046
Lincoln National Corp.	4.350%	3/1/48	700	687
Loews Corp.	6.000%	2/1/35	1,125	1,344
Loews Corp.	4.125%	5/15/43	1,615	1,605
Manulife Financial Corp.	5.375%	3/4/46	2,615	3,053
Markel Corp.	5.000%	4/5/46	1,840	1,959
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	645	767
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,850	2,928
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,600	1,615
MetLife Inc.	6.500%	12/15/32	1,725	2,176
MetLife Inc.	6.375%	6/15/34	2,747	3,498
MetLife Inc.	5.700%	6/15/35	3,875	4,626
MetLife Inc.	5.875%	2/6/41	2,993	3,637
MetLife Inc.	4.125%	8/13/42	2,932	2,831
MetLife Inc.	4.875%	11/13/43	4,381	4,737
MetLife Inc.	4.721%	12/15/44	2,975	3,146
MetLife Inc.	4.050%	3/1/45	2,316	2,233
MetLife Inc.	4.600%	5/13/46	1,130	1,174

3 MetLife Inc.	6.400%	12/15/66	4,545	4,982
3 MetLife Inc.	10.750%	8/1/69	840	1,337
3 Nationwide Financial Services Inc.	6.750%	5/15/87	825	920
Principal Financial Group Inc.	4.625%	9/15/42	1,375	1,439
Principal Financial Group Inc.	4.350%	5/15/43	1,575	1,588
Principal Financial Group Inc.	4.300%	11/15/46	755	748
Progressive Corp.	6.625%	3/1/29	1,050	1,315
Progressive Corp.	4.350%	4/25/44	3,115	3,206
Progressive Corp.	4.125%	4/15/47	3,500	3,505
Prudential Financial Inc.	5.750%	7/15/33	350	411
Prudential Financial Inc.	5.700%	12/14/36	2,650	3,205
Prudential Financial Inc.	6.625%	12/1/37	1,318	1,741
Prudential Financial Inc.	6.625%	6/21/40	1,150	1,527
Prudential Financial Inc.	6.200%	11/15/40	1,725	2,200
Prudential Financial Inc.	5.100%	8/15/43	1,195	1,325
Prudential Financial Inc.	4.600%	5/15/44	1,713	1,786
4 Prudential Financial Inc.	3.905%	12/7/47	2,311	2,180
4 Prudential Financial Inc.	3.935%	12/7/49	3,538	3,314
Transatlantic Holdings Inc.	8.000%	11/30/39	1,045	1,425
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,371
Travelers Cos. Inc.	6.250%	6/15/37	2,440	3,100
Travelers Cos. Inc.	5.350%	11/1/40	3,078	3,699
Travelers Cos. Inc.	4.600%	8/1/43	1,825	1,969
Travelers Cos. Inc.	4.300%	8/25/45	775	798
Travelers Cos. Inc.	3.750%	5/15/46	2,030	1,920
Travelers Cos. Inc.	4.000%	5/30/47	2,000	1,971
Travelers Property Casualty Corp.	6.375%	3/15/33	2,055	2,617
UnitedHealth Group Inc.	4.625%	7/15/35	4,116	4,490
UnitedHealth Group Inc.	5.800%	3/15/36	1,895	2,341
UnitedHealth Group Inc.	6.500%	6/15/37	1,265	1,695
UnitedHealth Group Inc.	6.625%	11/15/37	2,425	3,274
UnitedHealth Group Inc.	6.875%	2/15/38	4,026	5,557
UnitedHealth Group Inc.	5.700%	10/15/40	100	124
UnitedHealth Group Inc.	5.950%	2/15/41	1,050	1,341
UnitedHealth Group Inc.	4.625%	11/15/41	2,950	3,189
UnitedHealth Group Inc.	4.375%	3/15/42	1,675	1,747
UnitedHealth Group Inc.	3.950%	10/15/42	2,150	2,089
UnitedHealth Group Inc.	4.250%	3/15/43	4,198	4,258
UnitedHealth Group Inc.	4.750%	7/15/45	5,230	5,716
UnitedHealth Group Inc.	4.200%	1/15/47	3,484	3,509
UnitedHealth Group Inc.	4.250%	4/15/47	3,502	3,557
UnitedHealth Group Inc.	3.750%	10/15/47	3,150	2,960
Unum Group	5.750%	8/15/42	1,805	2,094
Voya Financial Inc.	5.700%	7/15/43	1,375	1,567
Voya Financial Inc.	4.800%	6/15/46	1,350	1,376
WR Berkley Corp.	4.750%	8/1/44	1,370	1,400
XLIT Ltd.	5.250%	12/15/43	1,150	1,283
XLIT Ltd.	5.500%	3/31/45	1,500	1,645

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	702	716
AvalonBay Communities Inc.	3.900%	10/15/46	1,150	1,089
AvalonBay Communities Inc.	4.150%	7/1/47	525	517
AvalonBay Communities Inc.	4.350%	4/15/48	1,000	1,014
ERP Operating LP	4.500%	7/1/44	2,180	2,259
ERP Operating LP	4.500%	6/1/45	1,025	1,061
ERP Operating LP	4.000%	8/1/47	1,000	954

Essex Portfolio LP	4.500%	3/15/48	1,000	995
Federal Realty Investment Trust	4.500%	12/1/44	2,060	2,128
HCP Inc.	6.750%	2/1/41	900	1,148
Hospitality Properties Trust	4.375%	2/15/30	1,600	1,534
Kilroy Realty LP	4.250%	8/15/29	600	593
Kimco Realty Corp.	4.250%	4/1/45	1,000	920
Kimco Realty Corp.	4.125%	12/1/46	1,200	1,085
Kimco Realty Corp.	4.450%	9/1/47	1,180	1,108
Realty Income Corp.	4.650%	3/15/47	3,090	3,200
Regency Centers LP	4.400%	2/1/47	1,450	1,418
Simon Property Group LP	6.750%	2/1/40	2,120	2,822
Simon Property Group LP	4.750%	3/15/42	1,500	1,584
Simon Property Group LP	4.250%	10/1/44	1,240	1,225
Simon Property Group LP	4.250%	11/30/46	2,000	1,955
Ventas Realty LP	5.700%	9/30/43	750	869
Ventas Realty LP	4.375%	2/1/45	1,575	1,523
Welltower Inc.	6.500%	3/15/41	1,540	1,939
				903,288
Industrial (36.2%)
Basic Industry (2.2%)
Agrium Inc.	4.125%	3/15/35	1,300	1,264
Agrium Inc.	7.125%	5/23/36	500	643
Agrium Inc.	6.125%	1/15/41	1,510	1,793
Agrium Inc.	4.900%	6/1/43	2,975	3,080
Agrium Inc.	5.250%	1/15/45	1,810	1,971
Albemarle Corp.	5.450%	12/1/44	1,250	1,350
Barrick Gold Corp.	5.250%	4/1/42	1,854	2,029
Barrick North America Finance LLC	5.700%	5/30/41	2,830	3,246
Barrick North America Finance LLC	5.750%	5/1/43	3,031	3,524
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	3,457	4,005
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	3,435	3,509
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	7,396	8,488
4 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	2,200	2,231
Dow Chemical Co.	7.375%	11/1/29	2,743	3,569
Dow Chemical Co.	4.250%	10/1/34	2,125	2,128
Dow Chemical Co.	9.400%	5/15/39	2,521	4,045
Dow Chemical Co.	5.250%	11/15/41	2,839	3,142
Dow Chemical Co.	4.375%	11/15/42	5,237	5,202
Eastman Chemical Co.	4.800%	9/1/42	2,090	2,198
Eastman Chemical Co.	4.650%	10/15/44	2,650	2,724
Ecolab Inc.	5.500%	12/8/41	469	558
4 Ecolab Inc.	3.950%	12/1/47	3,829	3,712
EI du Pont de Nemours & Co.	5.600%	12/15/36	627	736
EI du Pont de Nemours & Co.	4.900%	1/15/41	2,290	2,433
EI du Pont de Nemours & Co.	4.150%	2/15/43	2,375	2,293
Georgia-Pacific LLC	7.250%	6/1/28	200	256
Georgia-Pacific LLC	7.750%	11/15/29	1,215	1,647
Georgia-Pacific LLC	8.875%	5/15/31	1,500	2,268
Goldcorp Inc.	5.450%	6/9/44	1,425	1,568
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,725	1,721
International Paper Co.	5.000%	9/15/35	2,050	2,164
International Paper Co.	7.300%	11/15/39	1,842	2,417
International Paper Co.	6.000%	11/15/41	1,870	2,154
International Paper Co.	4.800%	6/15/44	4,171	4,210
International Paper Co.	5.150%	5/15/46	1,750	1,840
International Paper Co.	4.400%	8/15/47	4,641	4,396
International Paper Co.	4.350%	8/15/48	2,850	2,683

Lubrizol Corp.	6.500%	10/1/34	825	1,065
LYB International Finance BV	5.250%	7/15/43	1,555	1,689
LYB International Finance BV	4.875%	3/15/44	3,988	4,150
LyondellBasell Industries NV	4.625%	2/26/55	3,385	3,286
Meadwestvaco Corp.	7.950%	2/15/31	2,125	2,907
Methanex Corp.	5.650%	12/1/44	1,100	1,090
Monsanto Co.	4.200%	7/15/34	2,800	2,758
Monsanto Co.	5.875%	4/15/38	1,100	1,267
Monsanto Co.	3.600%	7/15/42	425	369
Monsanto Co.	3.950%	4/15/45	2,800	2,528
Monsanto Co.	4.700%	7/15/64	2,370	2,292
Mosaic Co.	5.450%	11/15/33	1,725	1,825
Mosaic Co.	4.875%	11/15/41	1,130	1,074
Mosaic Co.	5.625%	11/15/43	1,950	2,035
Newmont Mining Corp.	5.875%	4/1/35	1,410	1,634
Newmont Mining Corp.	6.250%	10/1/39	2,920	3,526
Newmont Mining Corp.	4.875%	3/15/42	3,642	3,784
Nucor Corp.	6.400%	12/1/37	2,493	3,210
Nucor Corp.	5.200%	8/1/43	2,030	2,338
Placer Dome Inc.	6.450%	10/15/35	900	1,090
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,714
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	2,005	2,306
Praxair Inc.	3.550%	11/7/42	1,910	1,834
Rio Tinto Alcan Inc.	7.250%	3/15/31	1,000	1,281
Rio Tinto Alcan Inc.	5.750%	6/1/35	2,650	3,187
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	3,809	4,888
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,361	5,045
Rio Tinto Finance USA plc	4.750%	3/22/42	1,250	1,376
Rio Tinto Finance USA plc	4.125%	8/21/42	2,246	2,270
Rohm & Haas Co.	7.850%	7/15/29	1,656	2,222
RPM International Inc.	5.250%	6/1/45	500	535
RPM International Inc.	4.250%	1/15/48	2,050	1,925
Sherwin-Williams Co.	4.000%	12/15/42	400	368
Sherwin-Williams Co.	4.550%	8/1/45	1,360	1,362
Sherwin-Williams Co.	4.500%	6/1/47	3,216	3,201
Southern Copper Corp.	7.500%	7/27/35	2,650	3,417
Southern Copper Corp.	6.750%	4/16/40	4,520	5,559
Southern Copper Corp.	5.250%	11/8/42	3,745	3,917
Southern Copper Corp.	5.875%	4/23/45	4,985	5,639
Vale Canada Ltd.	7.200%	9/15/32	1,050	1,196
Vale Overseas Ltd.	8.250%	1/17/34	1,865	2,404
Vale Overseas Ltd.	6.875%	11/21/36	9,175	10,792
Vale Overseas Ltd.	6.875%	11/10/39	4,965	5,871
Vale SA	5.625%	9/11/42	6,640	7,005
Westlake Chemical Corp.	5.000%	8/15/46	3,050	3,188
Westlake Chemical Corp.	4.375%	11/15/47	1,690	1,629
Westrock MWV LLC	8.200%	1/15/30	545	743
Weyerhaeuser Co.	7.375%	3/15/32	3,215	4,227
Weyerhaeuser Co.	6.875%	12/15/33	1,250	1,594

Capital Goods (2.6%)
3M Co.	3.875%	6/15/44	350	357
3M Co.	3.125%	9/19/46	3,000	2,643
3M Co.	3.625%	10/15/47	2,500	2,413
ABB Finance USA Inc.	3.800%	4/3/28	750	756
ABB Finance USA Inc.	4.375%	5/8/42	1,681	1,758
Boeing Co.	6.125%	2/15/33	1,350	1,723

Boeing Co.	3.300%	3/1/35	1,000	933
Boeing Co.	6.625%	2/15/38	1,600	2,180
Boeing Co.	3.550%	3/1/38	950	925
Boeing Co.	6.875%	3/15/39	1,363	1,925
Boeing Co.	5.875%	2/15/40	575	733
Boeing Co.	3.375%	6/15/46	1,200	1,101
Boeing Co.	3.650%	3/1/47	1,000	962
Boeing Co.	3.625%	3/1/48	1,150	1,098
Caterpillar Inc.	5.300%	9/15/35	2,473	2,936
Caterpillar Inc.	6.050%	8/15/36	1,440	1,854
Caterpillar Inc.	5.200%	5/27/41	2,212	2,633
Caterpillar Inc.	3.803%	8/15/42	6,978	6,927
Caterpillar Inc.	4.300%	5/15/44	1,250	1,341
Caterpillar Inc.	4.750%	5/15/64	1,750	1,978
Crane Co.	4.200%	3/15/48	1,550	1,538
Deere & Co.	5.375%	10/16/29	2,469	2,879
Deere & Co.	8.100%	5/15/30	800	1,124
Deere & Co.	7.125%	3/3/31	200	266
Deere & Co.	3.900%	6/9/42	2,256	2,295
Dover Corp.	5.375%	10/15/35	825	957
Dover Corp.	6.600%	3/15/38	575	755
Dover Corp.	5.375%	3/1/41	1,500	1,758
Eaton Corp.	4.000%	11/2/32	2,840	2,842
Eaton Corp.	4.150%	11/2/42	2,656	2,598
Eaton Corp.	3.915%	9/15/47	1,300	1,229
Emerson Electric Co.	6.000%	8/15/32	1,650	2,013
Emerson Electric Co.	5.250%	11/15/39	175	204
Fortive Corp.	4.300%	6/15/46	1,275	1,267
General Dynamics Corp.	3.600%	11/15/42	1,705	1,622
General Electric Co.	6.750%	3/15/32	9,577	11,878
General Electric Co.	6.150%	8/7/37	4,664	5,519
General Electric Co.	5.875%	1/14/38	9,688	11,262
General Electric Co.	6.875%	1/10/39	7,660	9,822
General Electric Co.	4.125%	10/9/42	6,331	5,852
General Electric Co.	4.500%	3/11/44	7,616	7,484
Harris Corp.	4.854%	4/27/35	1,600	1,713
Harris Corp.	6.150%	12/15/40	845	1,032
Harris Corp.	5.054%	4/27/45	1,895	2,092
Honeywell International Inc.	5.700%	3/15/36	1,500	1,872
Honeywell International Inc.	5.700%	3/15/37	2,050	2,584
Honeywell International Inc.	5.375%	3/1/41	1,720	2,106
Illinois Tool Works Inc.	4.875%	9/15/41	2,533	2,927
Illinois Tool Works Inc.	3.900%	9/1/42	2,983	3,042
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,750	2,096
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	1,325	1,379
Johnson Controls International plc	6.000%	1/15/36	1,150	1,395
Johnson Controls International plc	5.700%	3/1/41	1,050	1,197
Johnson Controls International plc	4.625%	7/2/44	1,400	1,441
Johnson Controls International plc	5.125%	9/14/45	2,345	2,600
Johnson Controls International plc	4.500%	2/15/47	1,325	1,337
Johnson Controls International plc	4.950%	7/2/64	1,300	1,285
Lafarge SA	7.125%	7/15/36	1,350	1,714
Lockheed Martin Corp.	4.500%	5/15/36	1,675	1,773
Lockheed Martin Corp.	6.150%	9/1/36	2,535	3,183
Lockheed Martin Corp.	5.720%	6/1/40	2,239	2,712
Lockheed Martin Corp.	4.850%	9/15/41	1,925	2,099
Lockheed Martin Corp.	4.070%	12/15/42	4,715	4,650

Lockheed Martin Corp.	3.800%	3/1/45	2,427	2,275
Lockheed Martin Corp.	4.700%	5/15/46	5,060	5,475
Lockheed Martin Corp.	4.090%	9/15/52	3,600	3,478
Martin Marietta Materials Inc.	4.250%	12/15/47	2,400	2,206
Masco Corp.	7.750%	8/1/29	443	556
Masco Corp.	6.500%	8/15/32	160	185
Masco Corp.	4.500%	5/15/47	925	875
Northrop Grumman Corp.	5.050%	11/15/40	1,900	2,097
Northrop Grumman Corp.	4.750%	6/1/43	2,082	2,217
Northrop Grumman Corp.	3.850%	4/15/45	2,541	2,369
Northrop Grumman Corp.	4.030%	10/15/47	7,125	6,845
Northrop Grumman Systems Corp.	7.750%	2/15/31	1,465	1,986
4 Nvent Finance Sarl	4.550%	4/15/28	1,000	1,004
Owens Corning	7.000%	12/1/36	1,034	1,310
Owens Corning	4.300%	7/15/47	2,700	2,455
Owens Corning	4.400%	1/30/48	1,300	1,198
Parker-Hannifin Corp.	4.200%	11/21/34	1,400	1,465
Parker-Hannifin Corp.	6.250%	5/15/38	1,095	1,423
Parker-Hannifin Corp.	4.450%	11/21/44	2,010	2,144
Parker-Hannifin Corp.	4.100%	3/1/47	2,072	2,115
Precision Castparts Corp.	4.200%	6/15/35	200	207
Precision Castparts Corp.	3.900%	1/15/43	1,505	1,478
Precision Castparts Corp.	4.375%	6/15/45	1,575	1,672
Raytheon Co.	4.875%	10/15/40	2,000	2,339
Raytheon Co.	4.700%	12/15/41	2,450	2,753
Republic Services Inc.	6.200%	3/1/40	1,110	1,386
Republic Services Inc.	5.700%	5/15/41	1,175	1,405
Rockwell Collins Inc.	4.800%	12/15/43	1,025	1,132
Rockwell Collins Inc.	4.350%	4/15/47	3,955	3,906
Snap-on Inc.	4.100%	3/1/48	1,250	1,271
Sonoco Products Co.	5.750%	11/1/40	1,700	1,947
Stanley Black & Decker Inc.	5.200%	9/1/40	1,300	1,477
United Technologies Corp.	6.700%	8/1/28	1,175	1,435
United Technologies Corp.	7.500%	9/15/29	1,905	2,495
United Technologies Corp.	5.400%	5/1/35	2,275	2,564
United Technologies Corp.	6.050%	6/1/36	4,525	5,471
United Technologies Corp.	6.125%	7/15/38	2,275	2,788
United Technologies Corp.	5.700%	4/15/40	4,435	5,209
United Technologies Corp.	4.500%	6/1/42	10,125	10,215
United Technologies Corp.	4.150%	5/15/45	2,199	2,116
United Technologies Corp.	3.750%	11/1/46	2,200	1,972
United Technologies Corp.	4.050%	5/4/47	2,000	1,895
Vulcan Materials Co.	4.500%	6/15/47	2,490	2,366
Waste Management Inc.	3.900%	3/1/35	2,540	2,534
Waste Management Inc.	4.100%	3/1/45	3,432	3,432
WW Grainger Inc.	4.600%	6/15/45	3,600	3,781
WW Grainger Inc.	3.750%	5/15/46	1,325	1,232
WW Grainger Inc.	4.200%	5/15/47	600	601
Xylem Inc.	4.375%	11/1/46	1,675	1,694

Communication (7.4%)
21st Century Fox America Inc.	6.550%	3/15/33	1,225	1,546
21st Century Fox America Inc.	6.200%	12/15/34	3,690	4,577
21st Century Fox America Inc.	6.400%	12/15/35	4,230	5,319
21st Century Fox America Inc.	8.150%	10/17/36	1,075	1,569
21st Century Fox America Inc.	6.150%	3/1/37	2,980	3,678
21st Century Fox America Inc.	6.650%	11/15/37	3,395	4,415

21st Century Fox America Inc.	7.850%	3/1/39	775	1,128
21st Century Fox America Inc.	6.900%	8/15/39	3,738	5,046
21st Century Fox America Inc.	6.150%	2/15/41	2,375	2,988
21st Century Fox America Inc.	5.400%	10/1/43	3,535	4,119
21st Century Fox America Inc.	4.750%	9/15/44	4,165	4,494
21st Century Fox America Inc.	4.950%	10/15/45	600	659
21st Century Fox America Inc.	7.750%	12/1/45	1,995	3,026
Activision Blizzard Inc.	4.500%	6/15/47	1,625	1,630
America Movil SAB de CV	6.375%	3/1/35	4,135	5,016
America Movil SAB de CV	6.125%	11/15/37	1,375	1,641
America Movil SAB de CV	6.125%	3/30/40	6,115	7,354
America Movil SAB de CV	4.375%	7/16/42	4,000	4,030
AT&T Corp.	8.250%	11/15/31	1,842	2,432
4 AT&T Inc.	4.300%	2/15/30	11,201	11,125
AT&T Inc.	4.500%	5/15/35	8,654	8,462
AT&T Inc.	5.250%	3/1/37	11,317	11,945
AT&T Inc.	4.900%	8/14/37	17,488	17,617
AT&T Inc.	6.350%	3/15/40	2,510	2,911
AT&T Inc.	6.000%	8/15/40	4,186	4,715
AT&T Inc.	5.350%	9/1/40	6,956	7,225
AT&T Inc.	6.375%	3/1/41	4,156	4,830
AT&T Inc.	5.550%	8/15/41	3,848	4,094
AT&T Inc.	5.150%	3/15/42	4,225	4,283
AT&T Inc.	4.300%	12/15/42	6,701	6,156
AT&T Inc.	4.800%	6/15/44	8,175	7,868
AT&T Inc.	4.350%	6/15/45	7,032	6,415
AT&T Inc.	4.750%	5/15/46	11,911	11,534
4 AT&T Inc.	5.150%	11/15/46	7,872	8,003
AT&T Inc.	5.450%	3/1/47	8,345	8,876
AT&T Inc.	4.500%	3/9/48	15,767	14,689
AT&T Inc.	4.550%	3/9/49	8,729	8,153
AT&T Inc.	5.150%	2/14/50	18,075	18,274
AT&T Inc.	5.700%	3/1/57	3,395	3,624
AT&T Inc.	5.300%	8/14/58	8,725	8,798
Bell Canada Inc.	4.464%	4/1/48	2,500	2,550
British Telecommunications plc	9.125%	12/15/30	8,901	13,000
4 CBS Corp.	3.700%	6/1/28	1,975	1,884
CBS Corp.	7.875%	7/30/30	2,703	3,480
CBS Corp.	5.500%	5/15/33	1,323	1,414
CBS Corp.	5.900%	10/15/40	900	1,024
CBS Corp.	4.850%	7/1/42	2,361	2,349
CBS Corp.	4.900%	8/15/44	2,855	2,844
CBS Corp.	4.600%	1/15/45	500	485
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	6,759	7,543
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	11,662	12,872
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	8,274	8,004
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	1,675	1,926
Comcast Corp.	3.550%	5/1/28	3,500	3,432
Comcast Corp.	4.250%	1/15/33	3,501	3,608
Comcast Corp.	7.050%	3/15/33	1,055	1,371
Comcast Corp.	4.200%	8/15/34	4,959	4,985
Comcast Corp.	5.650%	6/15/35	2,575	3,020
Comcast Corp.	4.400%	8/15/35	4,745	4,875

Comcast Corp.	6.500%	11/15/35	5,040	6,388
Comcast Corp.	3.200%	7/15/36	3,515	3,083
Comcast Corp.	6.450%	3/15/37	3,223	4,142
Comcast Corp.	6.950%	8/15/37	2,748	3,683
Comcast Corp.	3.900%	3/1/38	4,000	3,857
Comcast Corp.	6.400%	5/15/38	2,006	2,558
Comcast Corp.	6.400%	3/1/40	1,671	2,120
Comcast Corp.	4.650%	7/15/42	1,605	1,673
Comcast Corp.	4.500%	1/15/43	1,750	1,785
Comcast Corp.	4.750%	3/1/44	3,666	3,843
Comcast Corp.	4.600%	8/15/45	5,967	6,160
Comcast Corp.	3.400%	7/15/46	5,160	4,393
Comcast Corp.	4.000%	8/15/47	2,950	2,774
Comcast Corp.	3.969%	11/1/47	8,040	7,578
Comcast Corp.	4.000%	3/1/48	1,500	1,416
Comcast Corp.	3.999%	11/1/49	6,765	6,332
Comcast Corp.	4.049%	11/1/52	5,260	4,903
Crown Castle International Corp.	4.750%	5/15/47	1,575	1,577
Deutsche Telekom International Finance BV	8.750%	6/15/30	13,685	19,330
Discovery Communications LLC	5.000%	9/20/37	4,531	4,506
Discovery Communications LLC	6.350%	6/1/40	2,877	3,246
Discovery Communications LLC	4.950%	5/15/42	1,675	1,596
Discovery Communications LLC	4.875%	4/1/43	2,827	2,675
Discovery Communications LLC	5.200%	9/20/47	4,173	4,170
Grupo Televisa SAB	8.500%	3/11/32	1,135	1,458
Grupo Televisa SAB	6.625%	1/15/40	1,510	1,708
Grupo Televisa SAB	5.000%	5/13/45	4,085	3,829
Grupo Televisa SAB	6.125%	1/31/46	3,000	3,276
Koninklijke KPN NV	8.375%	10/1/30	3,175	4,321
Moody's Corp.	5.250%	7/15/44	2,000	2,284
NBCUniversal Media LLC	6.400%	4/30/40	1,945	2,460
NBCUniversal Media LLC	5.950%	4/1/41	4,032	4,920
NBCUniversal Media LLC	4.450%	1/15/43	3,477	3,526
Orange SA	9.000%	3/1/31	8,199	11,941
Orange SA	5.375%	1/13/42	3,025	3,450
Orange SA	5.500%	2/6/44	2,816	3,260
Rogers Communications Inc.	7.500%	8/15/38	2,500	3,405
Rogers Communications Inc.	4.500%	3/15/43	2,575	2,635
Rogers Communications Inc.	5.450%	10/1/43	900	1,036
Rogers Communications Inc.	5.000%	3/15/44	2,674	2,927
Rogers Communications Inc.	4.300%	2/15/48	2,000	1,988
S&P Global Inc.	6.550%	11/15/37	1,400	1,795
Telefonica Emisiones SAU	7.045%	6/20/36	6,905	8,768
Telefonica Emisiones SAU	4.665%	3/6/38	2,500	2,516
Telefonica Emisiones SAU	5.213%	3/8/47	8,507	8,978
Telefonica Emisiones SAU	4.895%	3/6/48	3,500	3,544
Telefonica Europe BV	8.250%	9/15/30	3,917	5,267
Thomson Reuters Corp.	5.500%	8/15/35	1,790	1,959
Thomson Reuters Corp.	5.850%	4/15/40	940	1,085
Thomson Reuters Corp.	4.500%	5/23/43	1,075	1,039
Thomson Reuters Corp.	5.650%	11/23/43	1,675	1,903
Time Warner Cable LLC	6.550%	5/1/37	3,931	4,407
Time Warner Cable LLC	7.300%	7/1/38	4,943	5,909
Time Warner Cable LLC	6.750%	6/15/39	5,894	6,660
Time Warner Cable LLC	5.875%	11/15/40	4,113	4,279
Time Warner Cable LLC	5.500%	9/1/41	4,317	4,264
Time Warner Cable LLC	4.500%	9/15/42	4,379	3,776

Time Warner Entertainment Co. LP	8.375%	7/15/33	2,989	3,912
Time Warner Inc.	3.800%	2/15/27	5,800	5,607
Time Warner Inc.	5.375%	10/15/41	2,300	2,430
Time Warner Inc.	4.900%	6/15/42	5,865	5,902
Time Warner Inc.	5.350%	12/15/43	2,495	2,652
Time Warner Inc.	4.650%	6/1/44	6,400	6,124
Verizon Communications Inc.	4.500%	8/10/33	12,756	12,892
Verizon Communications Inc.	4.400%	11/1/34	10,010	9,848
Verizon Communications Inc.	4.272%	1/15/36	10,944	10,473
Verizon Communications Inc.	5.250%	3/16/37	12,143	13,007
Verizon Communications Inc.	4.812%	3/15/39	7,034	7,176
Verizon Communications Inc.	4.750%	11/1/41	3,240	3,240
Verizon Communications Inc.	3.850%	11/1/42	5,440	4,756
Verizon Communications Inc.	4.125%	8/15/46	5,168	4,645
Verizon Communications Inc.	4.862%	8/21/46	14,519	14,568
Verizon Communications Inc.	5.500%	3/16/47	5,109	5,614
Verizon Communications Inc.	4.522%	9/15/48	15,582	14,917
Verizon Communications Inc.	5.012%	4/15/49	14,195	14,586
Verizon Communications Inc.	5.012%	8/21/54	20,093	20,000
Verizon Communications Inc.	4.672%	3/15/55	14,825	14,034
Viacom Inc.	6.875%	4/30/36	3,460	4,113
Viacom Inc.	4.375%	3/15/43	6,437	5,777
Viacom Inc.	5.850%	9/1/43	3,540	3,830
Vodafone Group plc	7.875%	2/15/30	2,525	3,265
Vodafone Group plc	6.250%	11/30/32	1,705	1,966
Vodafone Group plc	6.150%	2/27/37	5,305	6,123
Vodafone Group plc	4.375%	2/19/43	5,175	4,901
Walt Disney Co.	7.000%	3/1/32	1,615	2,160
Walt Disney Co.	4.375%	8/16/41	1,275	1,360
Walt Disney Co.	4.125%	12/1/41	2,305	2,416
Walt Disney Co.	3.700%	12/1/42	1,727	1,677
Walt Disney Co.	4.125%	6/1/44	3,358	3,473
Walt Disney Co.	3.000%	7/30/46	965	822
WPP Finance 2010	5.125%	9/7/42	1,000	1,014
WPP Finance 2010	5.625%	11/15/43	1,665	1,808

Consumer Cyclical (3.1%)
Alibaba Group Holding Ltd.	4.500%	11/28/34	2,300	2,372
Alibaba Group Holding Ltd.	4.000%	12/6/37	2,800	2,631
Alibaba Group Holding Ltd.	4.200%	12/6/47	6,200	5,902
Alibaba Group Holding Ltd.	4.400%	12/6/57	3,400	3,233
Amazon.com Inc.	4.800%	12/5/34	4,850	5,363
4 Amazon.com Inc.	3.875%	8/22/37	9,190	9,122
Amazon.com Inc.	4.950%	12/5/44	4,350	4,886
4 Amazon.com Inc.	4.050%	8/22/47	10,900	10,789
4 Amazon.com Inc.	4.250%	8/22/57	8,075	8,029
Aptiv plc	4.400%	10/1/46	1,025	992
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,070	928
Bed Bath & Beyond Inc.	5.165%	8/1/44	3,000	2,496
BorgWarner Inc.	4.375%	3/15/45	1,600	1,575
Cummins Inc.	7.125%	3/1/28	950	1,184
Cummins Inc.	4.875%	10/1/43	1,125	1,274
Daimler Finance North America LLC	8.500%	1/18/31	5,188	7,544
Darden Restaurants Inc.	4.550%	2/15/48	1,000	994
Dollar General Corp.	4.125%	5/1/28	1,600	1,613
eBay Inc.	4.000%	7/15/42	2,395	2,128
Ford Holdings LLC	9.300%	3/1/30	1,030	1,411

Ford Motor Co.	6.625%	10/1/28	1,875	2,156
Ford Motor Co.	6.375%	2/1/29	1,181	1,336
Ford Motor Co.	7.450%	7/16/31	4,962	5,979
Ford Motor Co.	4.750%	1/15/43	4,405	4,022
Ford Motor Co.	7.400%	11/1/46	1,075	1,337
Ford Motor Co.	5.291%	12/8/46	4,826	4,722
General Motors Co.	5.000%	4/1/35	3,080	3,070
General Motors Co.	6.600%	4/1/36	3,026	3,444
General Motors Co.	5.150%	4/1/38	1,912	1,905
General Motors Co.	6.250%	10/2/43	5,471	5,982
General Motors Co.	5.200%	4/1/45	4,445	4,313
General Motors Co.	6.750%	4/1/46	3,441	3,975
General Motors Co.	5.400%	4/1/48	3,100	3,095
Harley-Davidson Inc.	4.625%	7/28/45	1,275	1,312
Home Depot Inc.	5.875%	12/16/36	9,700	12,384
Home Depot Inc.	5.400%	9/15/40	2,025	2,438
Home Depot Inc.	5.950%	4/1/41	2,838	3,627
Home Depot Inc.	4.200%	4/1/43	3,430	3,540
Home Depot Inc.	4.875%	2/15/44	3,358	3,844
Home Depot Inc.	4.400%	3/15/45	3,542	3,796
Home Depot Inc.	4.250%	4/1/46	4,788	5,000
Home Depot Inc.	3.900%	6/15/47	3,803	3,766
Home Depot Inc.	3.500%	9/15/56	2,368	2,105
Kohl's Corp.	5.550%	7/17/45	1,100	1,053
Lowe's Cos. Inc.	6.500%	3/15/29	446	549
Lowe's Cos. Inc.	4.650%	4/15/42	3,788	4,030
Lowe's Cos. Inc.	4.250%	9/15/44	152	153
Lowe's Cos. Inc.	4.375%	9/15/45	3,261	3,383
Lowe's Cos. Inc.	3.700%	4/15/46	5,104	4,729
Lowe's Cos. Inc.	4.050%	5/3/47	4,979	4,907
Macy's Retail Holdings Inc.	6.900%	4/1/29	1,325	1,414
Macy's Retail Holdings Inc.	4.500%	12/15/34	1,958	1,683
Mastercard Inc.	3.800%	11/21/46	1,800	1,789
Mastercard Inc.	3.950%	2/26/48	1,800	1,859
McDonald's Corp.	3.800%	4/1/28	2,000	2,023
McDonald's Corp.	4.700%	12/9/35	3,069	3,283
McDonald's Corp.	6.300%	10/15/37	2,482	3,153
McDonald's Corp.	6.300%	3/1/38	2,121	2,681
McDonald's Corp.	5.700%	2/1/39	2,000	2,386
McDonald's Corp.	3.700%	2/15/42	2,275	2,089
McDonald's Corp.	3.625%	5/1/43	2,325	2,082
McDonald's Corp.	4.600%	5/26/45	2,290	2,381
McDonald's Corp.	4.875%	12/9/45	2,756	2,974
McDonald's Corp.	4.450%	3/1/47	5,440	5,593
NIKE Inc.	3.625%	5/1/43	1,450	1,372
NIKE Inc.	3.875%	11/1/45	666	657
NIKE Inc.	3.375%	11/1/46	4,850	4,394
Nordstrom Inc.	5.000%	1/15/44	3,274	3,043
QVC Inc.	5.450%	8/15/34	1,350	1,289
Starbucks Corp.	4.300%	6/15/45	1,075	1,125
Starbucks Corp.	3.750%	12/1/47	1,650	1,587
Target Corp.	6.350%	11/1/32	1,864	2,341
Target Corp.	6.500%	10/15/37	2,512	3,303
Target Corp.	7.000%	1/15/38	1,794	2,463
Target Corp.	4.000%	7/1/42	3,990	3,871
Target Corp.	3.625%	4/15/46	2,900	2,629
Target Corp.	3.900%	11/15/47	2,525	2,395

VF Corp.	6.450%	11/1/37	1,140	1,433
Visa Inc.	4.150%	12/14/35	4,963	5,267
Visa Inc.	4.300%	12/14/45	12,576	13,321
Visa Inc.	3.650%	9/15/47	1,363	1,321
Walgreen Co.	4.400%	9/15/42	1,775	1,657
Walgreens Boots Alliance Inc.	4.500%	11/18/34	1,650	1,622
Walgreens Boots Alliance Inc.	4.800%	11/18/44	4,975	4,894
Walgreens Boots Alliance Inc.	4.650%	6/1/46	1,990	1,923
Walmart Inc.	7.550%	2/15/30	2,549	3,543
Walmart Inc.	5.250%	9/1/35	6,856	8,270
Walmart Inc.	6.200%	4/15/38	6,223	8,305
Walmart Inc.	5.625%	4/1/40	2,493	3,154
Walmart Inc.	4.875%	7/8/40	1,440	1,662
Walmart Inc.	5.000%	10/25/40	1,840	2,160
Walmart Inc.	5.625%	4/15/41	3,135	3,974
Walmart Inc.	4.000%	4/11/43	2,451	2,518
Walmart Inc.	4.300%	4/22/44	1,669	1,795
Walmart Inc.	3.625%	12/15/47	3,530	3,414
Western Union Co.	6.200%	11/17/36	1,650	1,702

Consumer Noncyclical (9.4%)
Abbott Laboratories	4.750%	11/30/36	8,480	9,113
Abbott Laboratories	6.150%	11/30/37	1,903	2,310
Abbott Laboratories	6.000%	4/1/39	1,245	1,510
Abbott Laboratories	5.300%	5/27/40	318	360
Abbott Laboratories	4.750%	4/15/43	2,400	2,549
Abbott Laboratories	4.900%	11/30/46	11,599	12,679
AbbVie Inc.	4.500%	5/14/35	8,795	8,985
AbbVie Inc.	4.300%	5/14/36	4,781	4,763
AbbVie Inc.	4.400%	11/6/42	8,923	8,778
AbbVie Inc.	4.700%	5/14/45	9,315	9,576
AbbVie Inc.	4.450%	5/14/46	7,075	7,019
Actavis Inc.	4.625%	10/1/42	500	482
Ahold Finance USA LLC	6.875%	5/1/29	1,575	1,881
AHS Hospital Corp.	5.024%	7/1/45	1,450	1,663
Allergan Funding SCS	4.550%	3/15/35	8,812	8,588
Allergan Funding SCS	4.850%	6/15/44	5,250	5,163
Allergan Funding SCS	4.750%	3/15/45	4,890	4,784
Altria Group Inc.	4.250%	8/9/42	3,576	3,502
Altria Group Inc.	4.500%	5/2/43	2,497	2,516
Altria Group Inc.	5.375%	1/31/44	3,990	4,573
Altria Group Inc.	3.875%	9/16/46	4,755	4,411
AmerisourceBergen Corp.	4.250%	3/1/45	1,495	1,391
AmerisourceBergen Corp.	4.300%	12/15/47	2,250	2,114
Amgen Inc.	4.950%	10/1/41	2,660	2,865
Amgen Inc.	5.150%	11/15/41	7,000	7,725
Amgen Inc.	4.400%	5/1/45	11,190	11,156
Amgen Inc.	4.563%	6/15/48	4,351	4,425
Amgen Inc.	4.663%	6/15/51	11,563	11,907
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	19,714	20,840
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,696	2,542
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,500	3,593
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	41,869	45,079
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	5,000	5,056
Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	250	298
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,300	3,360
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	5,230	7,778

Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,034	2,979
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,656	6,121
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,970	4,533
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	8,325	8,587
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,191	4,219
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,000	1,022
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,540	1,833
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,640	1,899
Archer-Daniels-Midland Co.	4.535%	3/26/42	1,835	1,925
Archer-Daniels-Midland Co.	4.016%	4/16/43	2,735	2,683
Archer-Daniels-Midland Co.	3.750%	9/15/47	2,400	2,246
Ascension Health	3.945%	11/15/46	3,925	3,955
3 Ascension Health	4.847%	11/15/53	1,379	1,591
AstraZeneca plc	6.450%	9/15/37	8,062	10,438
AstraZeneca plc	4.000%	9/18/42	3,750	3,611
AstraZeneca plc	4.375%	11/16/45	2,677	2,703
4 BAT Capital Corp.	4.390%	8/15/37	9,550	9,454
4 BAT Capital Corp.	4.540%	8/15/47	9,085	8,962
Baxalta Inc.	5.250%	6/23/45	3,663	4,000
Baxter International Inc.	3.500%	8/15/46	1,375	1,196
Baylor Scott & White Holdings	3.967%	11/15/46	1,285	1,276
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	1,545	1,588
Becton Dickinson & Co.	5.000%	11/12/40	1,000	1,046
Becton Dickinson & Co.	4.685%	12/15/44	4,063	4,066
Becton Dickinson & Co.	4.669%	6/6/47	2,525	2,541
Biogen Inc.	5.200%	9/15/45	6,071	6,626
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	1,000	1,033
Boston Scientific Corp.	7.000%	11/15/35	1,600	2,013
Boston Scientific Corp.	7.375%	1/15/40	505	682
Bristol-Myers Squibb Co.	3.250%	8/1/42	1,690	1,521
Bristol-Myers Squibb Co.	4.500%	3/1/44	1,825	1,999
Brown-Forman Corp.	4.500%	7/15/45	1,650	1,761
Campbell Soup Co.	3.800%	8/2/42	1,250	1,080
Campbell Soup Co.	4.800%	3/15/48	3,150	3,150
Cardinal Health Inc.	4.600%	3/15/43	2,375	2,310
Cardinal Health Inc.	4.900%	9/15/45	1,550	1,583
Cardinal Health Inc.	4.368%	6/15/47	2,000	1,883
3 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	2,525	2,336
Celgene Corp.	5.250%	8/15/43	3,925	4,231
Celgene Corp.	4.625%	5/15/44	5,431	5,378
Celgene Corp.	5.000%	8/15/45	3,187	3,323
Celgene Corp.	4.350%	11/15/47	4,084	3,863
Celgene Corp.	4.550%	2/20/48	5,100	4,986
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,250	1,323
Church & Dwight Co. Inc.	3.950%	8/1/47	1,375	1,278
City of Hope	5.623%	11/15/43	1,125	1,399
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	1,365	1,475
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,675	1,931
Colgate-Palmolive Co.	4.000%	8/15/45	2,045	2,048
Colgate-Palmolive Co.	3.700%	8/1/47	1,750	1,666
Conagra Brands Inc.	7.000%	10/1/28	1,355	1,607
Conagra Brands Inc.	8.250%	9/15/30	1,200	1,608
Constellation Brands Inc.	4.500%	5/9/47	1,775	1,764
Constellation Brands Inc.	4.100%	2/15/48	2,200	2,043
CVS Health Corp.	4.780%	3/25/38	11,000	11,091
CVS Health Corp.	6.125%	9/15/39	3,000	3,526

CVS Health Corp.	5.300%	12/5/43	3,680	3,977
CVS Health Corp.	5.125%	7/20/45	12,275	13,014
CVS Health Corp.	5.050%	3/25/48	28,900	30,301
Danaher Corp.	4.375%	9/15/45	1,625	1,749
Dartmouth-Hitchcock Health	4.178%	8/1/48	1,025	1,042
Diageo Capital plc	5.875%	9/30/36	1,825	2,301
Diageo Capital plc	3.875%	4/29/43	1,000	994
Diageo Investment Corp.	7.450%	4/15/35	1,250	1,798
Diageo Investment Corp.	4.250%	5/11/42	1,802	1,901
Dignity Health California GO	4.500%	11/1/42	1,050	1,012
Dignity Health California GO	5.267%	11/1/64	1,100	1,137
4 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	1,475	1,421
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	1,375	1,288
Duke University Health System Inc.	3.920%	6/1/47	2,095	2,121
Eli Lilly & Co.	5.550%	3/15/37	1,442	1,774
Eli Lilly & Co.	3.700%	3/1/45	3,438	3,352
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,075	1,370
Estee Lauder Cos. Inc.	4.375%	6/15/45	1,700	1,808
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,700	1,767
Express Scripts Holding Co.	6.125%	11/15/41	1,020	1,197
Express Scripts Holding Co.	4.800%	7/15/46	6,695	6,810
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	2,325	2,368
Genentech Inc.	5.250%	7/15/35	300	352
General Mills Inc.	5.400%	6/15/40	2,075	2,292
General Mills Inc.	4.150%	2/15/43	1,025	944
Gilead Sciences Inc.	4.600%	9/1/35	3,289	3,501
Gilead Sciences Inc.	4.000%	9/1/36	2,408	2,383
Gilead Sciences Inc.	5.650%	12/1/41	3,420	4,067
Gilead Sciences Inc.	4.800%	4/1/44	6,867	7,402
Gilead Sciences Inc.	4.500%	2/1/45	6,689	6,912
Gilead Sciences Inc.	4.750%	3/1/46	5,452	5,858
Gilead Sciences Inc.	4.150%	3/1/47	6,571	6,462
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,450	1,665
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	9,309	12,229
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,075	2,138
Hackensack Meridian Health	4.500%	7/1/57	1,000	1,078
Hasbro Inc.	6.350%	3/15/40	1,654	1,905
Hasbro Inc.	5.100%	5/15/44	1,025	979
JM Smucker Co.	4.250%	3/15/35	1,475	1,470
JM Smucker Co.	4.375%	3/15/45	2,900	2,853
Johns Hopkins Health System Corp.	3.837%	5/15/46	1,675	1,657
Johnson & Johnson	6.950%	9/1/29	2,000	2,680
Johnson & Johnson	4.950%	5/15/33	3,000	3,464
Johnson & Johnson	4.375%	12/5/33	2,827	3,086
Johnson & Johnson	3.550%	3/1/36	3,924	3,873
Johnson & Johnson	3.625%	3/3/37	5,509	5,461
Johnson & Johnson	5.950%	8/15/37	2,864	3,717
Johnson & Johnson	3.400%	1/15/38	1,683	1,619
Johnson & Johnson	5.850%	7/15/38	1,665	2,136
Johnson & Johnson	4.500%	9/1/40	754	825
Johnson & Johnson	4.850%	5/15/41	1,000	1,151
Johnson & Johnson	4.500%	12/5/43	454	503
Johnson & Johnson	3.700%	3/1/46	5,614	5,576
Johnson & Johnson	3.750%	3/3/47	6,200	6,157
Johnson & Johnson	3.500%	1/15/48	4,041	3,833
Kaiser Foundation Hospitals	4.875%	4/1/42	2,141	2,436
Kaiser Foundation Hospitals	4.150%	5/1/47	4,502	4,641

Kellogg Co.	7.450%	4/1/31	127	164
Kellogg Co.	4.500%	4/1/46	3,884	3,836
Kimberly-Clark Corp.	6.625%	8/1/37	1,425	1,923
Kimberly-Clark Corp.	5.300%	3/1/41	1,220	1,446
Kimberly-Clark Corp.	3.700%	6/1/43	980	923
Kimberly-Clark Corp.	3.200%	7/30/46	1,400	1,224
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,939	3,351
Koninklijke Philips NV	6.875%	3/11/38	2,500	3,334
Koninklijke Philips NV	5.000%	3/15/42	2,485	2,753
Kraft Foods Group Inc.	6.875%	1/26/39	3,516	4,316
Kraft Foods Group Inc.	6.500%	2/9/40	3,963	4,689
Kraft Foods Group Inc.	5.000%	6/4/42	3,915	3,882
Kraft Heinz Foods Co.	5.000%	7/15/35	3,795	3,929
Kraft Heinz Foods Co.	5.200%	7/15/45	7,515	7,636
Kraft Heinz Foods Co.	4.375%	6/1/46	10,620	9,668
Kroger Co.	4.450%	2/1/47	3,925	3,670
Kroger Co.	4.650%	1/15/48	1,925	1,857
Laboratory Corp. of America Holdings	4.700%	2/1/45	3,139	3,153
3 Mayo Clinic	3.774%	11/15/43	900	906
3 Mayo Clinic	4.000%	11/15/47	1,200	1,194
3 Mayo Clinic	4.128%	11/15/52	1,050	1,078
McCormick & Co. Inc.	4.200%	8/15/47	1,200	1,159
Mead Johnson Nutrition Co.	5.900%	11/1/39	1,335	1,614
Mead Johnson Nutrition Co.	4.600%	6/1/44	1,500	1,549
Medtronic Inc.	4.375%	3/15/35	8,581	9,072
Medtronic Inc.	6.500%	3/15/39	1,350	1,766
Medtronic Inc.	5.550%	3/15/40	1,535	1,830
Medtronic Inc.	4.500%	3/15/42	1,800	1,901
Medtronic Inc.	4.625%	3/15/44	3,451	3,727
Medtronic Inc.	4.625%	3/15/45	14,625	15,947
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	850	975
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	1,555	1,562
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	1,975	2,055
Merck & Co. Inc.	3.600%	9/15/42	1,754	1,680
Merck & Co. Inc.	4.150%	5/18/43	5,384	5,607
Merck & Co. Inc.	3.700%	2/10/45	9,410	9,160
Molson Coors Brewing Co.	5.000%	5/1/42	3,818	4,028
Molson Coors Brewing Co.	4.200%	7/15/46	6,075	5,729
Mondelez International Inc.	6.500%	2/9/40	1,689	2,120
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	1,050	1,038
4 Mylan Inc.	4.550%	4/15/28	2,500	2,505
Mylan Inc.	5.400%	11/29/43	1,490	1,547
4 Mylan Inc.	5.200%	4/15/48	2,500	2,519
Mylan NV	5.250%	6/15/46	3,225	3,270
New York & Presbyterian Hospital	4.024%	8/1/45	2,300	2,332
New York & Presbyterian Hospital	4.063%	8/1/56	1,425	1,407
Newell Brands Inc.	5.375%	4/1/36	3,077	3,198
Newell Brands Inc.	5.500%	4/1/46	5,600	5,906
Northwell Healthcare Inc.	3.979%	11/1/46	1,875	1,780
Northwell Healthcare Inc.	4.260%	11/1/47	2,900	2,845
Novartis Capital Corp.	3.700%	9/21/42	1,700	1,658
Novartis Capital Corp.	4.400%	5/6/44	6,653	7,314
Novartis Capital Corp.	4.000%	11/20/45	4,211	4,321
NYU Hospitals Center	4.784%	7/1/44	1,150	1,288

3 NYU Hospitals Center	4.368%	7/1/47	2,000	2,076
Orlando Health Obligated Group	4.089%	10/1/48	1,050	1,046
Partners Healthcare System Inc.	4.117%	7/1/55	1,000	1,019
PepsiCo Inc.	5.500%	1/15/40	2,108	2,586
PepsiCo Inc.	4.875%	11/1/40	3,347	3,807
PepsiCo Inc.	4.000%	3/5/42	2,678	2,690
PepsiCo Inc.	3.600%	8/13/42	1,625	1,537
PepsiCo Inc.	4.250%	10/22/44	2,333	2,420
PepsiCo Inc.	4.600%	7/17/45	2,799	3,047
PepsiCo Inc.	4.450%	4/14/46	1,955	2,096
PepsiCo Inc.	3.450%	10/6/46	5,100	4,691
PepsiCo Inc.	4.000%	5/2/47	2,580	2,585
Perrigo Finance Unlimited Co.	4.900%	12/15/44	2,281	2,286
Pfizer Inc.	4.000%	12/15/36	4,207	4,336
Pfizer Inc.	7.200%	3/15/39	7,783	11,195
Pfizer Inc.	4.300%	6/15/43	2,507	2,618
Pfizer Inc.	4.400%	5/15/44	4,715	5,027
Pfizer Inc.	4.125%	12/15/46	3,225	3,316
Pharmacia LLC	6.600%	12/1/28	3,300	4,159
Philip Morris International Inc.	6.375%	5/16/38	2,601	3,345
Philip Morris International Inc.	4.375%	11/15/41	2,868	2,898
Philip Morris International Inc.	4.500%	3/20/42	4,678	4,814
Philip Morris International Inc.	3.875%	8/21/42	3,090	2,912
Philip Morris International Inc.	4.125%	3/4/43	3,200	3,151
Philip Morris International Inc.	4.875%	11/15/43	1,398	1,510
Philip Morris International Inc.	4.250%	11/10/44	5,230	5,218
Procter & Gamble Co.	5.500%	2/1/34	1,695	2,076
Procter & Gamble Co.	5.550%	3/5/37	1,736	2,176
Procter & Gamble Co.	3.500%	10/25/47	5,000	4,735
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	1,350	1,270
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	1,200	1,179
Quest Diagnostics Inc.	4.700%	3/30/45	1,100	1,110
Reynolds American Inc.	5.700%	8/15/35	3,047	3,451
Reynolds American Inc.	7.250%	6/15/37	1,550	2,047
Reynolds American Inc.	6.150%	9/15/43	1,400	1,682
Reynolds American Inc.	5.850%	8/15/45	7,265	8,438
RWJ Barnabas Health Inc.	3.949%	7/1/46	1,350	1,318
Stanford Health Care	3.795%	11/15/48	1,800	1,776
Stryker Corp.	4.100%	4/1/43	2,050	1,994
Sutter Health	3.695%	8/15/28	1,750	1,753
Sutter Health	4.091%	8/15/48	1,125	1,121
Sysco Corp.	4.850%	10/1/45	1,250	1,319
Sysco Corp.	4.500%	4/1/46	2,200	2,207
Sysco Corp.	4.450%	3/15/48	1,700	1,695
3 Texas Health Resources	4.330%	11/15/55	1,000	1,009
The Kroger Co.	7.700%	6/1/29	1,025	1,265
The Kroger Co.	8.000%	9/15/29	775	989
The Kroger Co.	7.500%	4/1/31	1,520	1,930
The Kroger Co.	6.900%	4/15/38	500	623
The Kroger Co.	5.400%	7/15/40	995	1,055
The Kroger Co.	5.000%	4/15/42	900	911
The Kroger Co.	5.150%	8/1/43	1,300	1,332
The Kroger Co.	3.875%	10/15/46	1,625	1,392
The Pepsi Bottling Group Inc.	7.000%	3/1/29	4,058	5,314
Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,500	1,692

Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,500	2,429
Trinity Health Corp.	4.125%	12/1/45	1,675	1,694
Tyson Foods Inc.	4.875%	8/15/34	2,070	2,201
Tyson Foods Inc.	5.150%	8/15/44	1,723	1,870
Tyson Foods Inc.	4.550%	6/2/47	2,633	2,633
Unilever Capital Corp.	5.900%	11/15/32	3,383	4,241
Whirlpool Corp.	4.500%	6/1/46	1,975	1,964
Wyeth LLC	6.500%	2/1/34	3,091	4,033
Wyeth LLC	6.000%	2/15/36	510	642
Wyeth LLC	5.950%	4/1/37	6,980	8,877
Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	385
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	750	830
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,400	1,312
Zoetis Inc.	4.700%	2/1/43	3,941	4,193
Zoetis Inc.	3.950%	9/12/47	1,746	1,664

Energy (5.9%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	2,025	2,531
Anadarko Finance Co.	7.500%	5/1/31	3,191	4,055
Anadarko Petroleum Corp.	6.450%	9/15/36	5,810	6,914
Anadarko Petroleum Corp.	7.950%	6/15/39	1,150	1,558
Anadarko Petroleum Corp.	6.200%	3/15/40	3,128	3,669
Anadarko Petroleum Corp.	4.500%	7/15/44	2,080	1,994
Anadarko Petroleum Corp.	6.600%	3/15/46	3,542	4,443
Andeavor	3.800%	4/1/28	3,450	3,313
Andeavor	4.500%	4/1/48	1,200	1,124
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	2,750	2,688
Apache Corp.	6.000%	1/15/37	4,056	4,581
Apache Corp.	5.100%	9/1/40	5,025	5,142
Apache Corp.	5.250%	2/1/42	1,675	1,739
Apache Corp.	4.750%	4/15/43	4,915	4,848
Apache Corp.	4.250%	1/15/44	1,275	1,167
Apache Finance Canada Corp.	7.750%	12/15/29	1,275	1,594
Baker Hughes a GE Co. LLC	5.125%	9/15/40	2,754	3,034
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	5,050	4,758
BP Capital Markets plc	3.723%	11/28/28	1,904	1,911
Buckeye Partners LP	5.850%	11/15/43	1,550	1,595
Buckeye Partners LP	5.600%	10/15/44	1,025	1,021
Burlington Resources Finance Co.	7.200%	8/15/31	1,250	1,653
Burlington Resources Finance Co.	7.400%	12/1/31	2,675	3,603
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,250	1,565
Canadian Natural Resources Ltd.	6.450%	6/30/33	875	1,042
Canadian Natural Resources Ltd.	5.850%	2/1/35	700	793
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,065	2,528
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,415	4,108
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,450	1,810
Canadian Natural Resources Ltd.	4.950%	6/1/47	3,112	3,242
Cenovus Energy Inc.	5.250%	6/15/37	2,501	2,498
Cenovus Energy Inc.	6.750%	11/15/39	4,905	5,635
Cenovus Energy Inc.	4.450%	9/15/42	2,800	2,485
Cenovus Energy Inc.	5.200%	9/15/43	1,300	1,253
Cenovus Energy Inc.	5.400%	6/15/47	3,676	3,681
Columbia Pipeline Group Inc.	5.800%	6/1/45	1,700	1,979
Concho Resources Inc.	4.875%	10/1/47	3,050	3,225
Conoco Funding Co.	7.250%	10/15/31	1,945	2,612

ConocoPhillips	5.900%	10/15/32	1,850	2,211
ConocoPhillips	5.900%	5/15/38	2,275	2,794
ConocoPhillips	6.500%	2/1/39	8,550	11,226
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,320	1,606
ConocoPhillips Co.	4.150%	11/15/34	2,750	2,771
ConocoPhillips Co.	4.300%	11/15/44	2,130	2,186
ConocoPhillips Co.	5.950%	3/15/46	1,550	1,976
ConocoPhillips Holding Co.	6.950%	4/15/29	5,175	6,561
Devon Energy Corp.	7.950%	4/15/32	2,264	3,162
Devon Energy Corp.	5.600%	7/15/41	3,354	3,775
Devon Energy Corp.	4.750%	5/15/42	2,803	2,854
Devon Energy Corp.	5.000%	6/15/45	2,442	2,583
Devon Financing Co. LLC	7.875%	9/30/31	2,791	3,838
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,300	1,379
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	1,800	1,879
Enable Midstream Partners LP	5.000%	5/15/44	1,725	1,613
Enbridge Energy Partners LP	7.500%	4/15/38	1,456	1,837
Enbridge Energy Partners LP	5.500%	9/15/40	2,375	2,485
Enbridge Energy Partners LP	7.375%	10/15/45	1,150	1,485
Enbridge Inc.	4.500%	6/10/44	1,500	1,452
Enbridge Inc.	5.500%	12/1/46	2,500	2,773
3 Enbridge Inc.	6.250%	3/1/78	1,000	987
Encana Corp.	8.125%	9/15/30	800	1,043
Encana Corp.	6.500%	8/15/34	2,908	3,451
Encana Corp.	6.625%	8/15/37	1,750	2,123
Encana Corp.	6.500%	2/1/38	2,000	2,407
Energy Transfer LP	8.250%	11/15/29	1,050	1,312
Energy Transfer LP	4.900%	3/15/35	1,752	1,642
Energy Transfer LP	6.625%	10/15/36	1,501	1,685
Energy Transfer LP	7.500%	7/1/38	1,505	1,802
Energy Transfer LP	6.050%	6/1/41	2,400	2,431
Energy Transfer LP	6.500%	2/1/42	2,930	3,143
Energy Transfer LP	5.150%	2/1/43	1,424	1,299
Energy Transfer LP	5.950%	10/1/43	1,400	1,408
Energy Transfer LP	5.150%	3/15/45	4,091	3,713
Energy Transfer LP	6.125%	12/15/45	4,165	4,277
Energy Transfer LP	5.300%	4/15/47	2,575	2,410
EnLink Midstream Partners LP	5.600%	4/1/44	1,975	1,966
Enlink Midstream Partners LP	5.050%	4/1/45	825	772
EnLink Midstream Partners LP	5.450%	6/1/47	1,465	1,433
Enterprise Products Operating LLC	6.875%	3/1/33	2,612	3,273
Enterprise Products Operating LLC	6.650%	10/15/34	1,220	1,510
Enterprise Products Operating LLC	7.550%	4/15/38	1,575	2,117
Enterprise Products Operating LLC	6.125%	10/15/39	1,885	2,265
Enterprise Products Operating LLC	6.450%	9/1/40	1,296	1,626
Enterprise Products Operating LLC	5.950%	2/1/41	2,353	2,819
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,807
Enterprise Products Operating LLC	4.850%	8/15/42	3,780	3,932
Enterprise Products Operating LLC	4.450%	2/15/43	4,480	4,450
Enterprise Products Operating LLC	4.850%	3/15/44	2,683	2,823
Enterprise Products Operating LLC	5.100%	2/15/45	2,120	2,288
Enterprise Products Operating LLC	4.900%	5/15/46	2,650	2,812
Enterprise Products Operating LLC	4.250%	2/15/48	5,800	5,642
Enterprise Products Operating LLC	4.950%	10/15/54	1,152	1,199
EOG Resources Inc.	3.900%	4/1/35	2,007	1,969
Exxon Mobil Corp.	3.567%	3/6/45	2,823	2,698
Exxon Mobil Corp.	4.114%	3/1/46	8,275	8,722

Halliburton Co.	4.850%	11/15/35	4,636	4,933
Halliburton Co.	6.700%	9/15/38	3,564	4,580
Halliburton Co.	7.450%	9/15/39	767	1,060
Halliburton Co.	4.500%	11/15/41	2,182	2,193
Halliburton Co.	4.750%	8/1/43	2,700	2,820
Halliburton Co.	5.000%	11/15/45	7,401	8,037
Hess Corp.	7.875%	10/1/29	2,100	2,556
Hess Corp.	7.300%	8/15/31	645	772
Hess Corp.	7.125%	3/15/33	1,375	1,620
Hess Corp.	6.000%	1/15/40	2,852	3,018
Hess Corp.	5.600%	2/15/41	4,317	4,370
Hess Corp.	5.800%	4/1/47	2,050	2,134
Husky Energy Inc.	6.800%	9/15/37	1,300	1,658
Kerr-McGee Corp.	7.875%	9/15/31	1,300	1,697
Kinder Morgan Energy Partners LP	7.400%	3/15/31	475	573
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	637
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,425	2,961
Kinder Morgan Energy Partners LP	5.800%	3/15/35	2,775	2,992
Kinder Morgan Energy Partners LP	6.500%	2/1/37	650	733
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,986	4,808
Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,070	2,346
Kinder Morgan Energy Partners LP	6.550%	9/15/40	875	995
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,500	1,866
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,915	2,161
Kinder Morgan Energy Partners LP	5.625%	9/1/41	2,054	2,121
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,375	2,291
Kinder Morgan Energy Partners LP	4.700%	11/1/42	2,100	1,947
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	964
Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,863	2,935
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,960	1,990
Kinder Morgan Inc.	7.800%	8/1/31	925	1,168
Kinder Morgan Inc.	7.750%	1/15/32	4,531	5,785
Kinder Morgan Inc.	5.300%	12/1/34	1,566	1,601
Kinder Morgan Inc.	5.550%	6/1/45	7,230	7,574
Kinder Morgan Inc.	5.050%	2/15/46	340	332
Kinder Morgan Inc.	5.200%	3/1/48	3,400	3,403
Magellan Midstream Partners LP	5.150%	10/15/43	2,175	2,369
Magellan Midstream Partners LP	4.250%	9/15/46	1,725	1,673
Magellan Midstream Partners LP	4.200%	10/3/47	1,600	1,534
Marathon Oil Corp.	6.800%	3/15/32	1,700	2,025
Marathon Oil Corp.	6.600%	10/1/37	2,585	3,091
Marathon Oil Corp.	5.200%	6/1/45	2,132	2,232
Marathon Petroleum Corp.	6.500%	3/1/41	3,348	4,078
Marathon Petroleum Corp.	4.750%	9/15/44	1,870	1,869
Marathon Petroleum Corp.	5.850%	12/15/45	925	1,009
Marathon Petroleum Corp.	5.000%	9/15/54	1,950	1,876
MPLX LP	4.500%	4/15/38	5,200	5,122
MPLX LP	5.200%	3/1/47	4,625	4,810
MPLX LP	4.700%	4/15/48	5,500	5,365
MPLX LP	4.900%	4/15/58	1,850	1,761
National Oilwell Varco Inc.	3.950%	12/1/42	3,725	3,268
Noble Energy Inc.	6.000%	3/1/41	2,830	3,245
Noble Energy Inc.	5.250%	11/15/43	3,660	3,924
Noble Energy Inc.	5.050%	11/15/44	2,209	2,297
Noble Energy Inc.	4.950%	8/15/47	1,900	1,967
Occidental Petroleum Corp.	4.625%	6/15/45	2,825	2,959
Occidental Petroleum Corp.	4.400%	4/15/46	2,900	3,011

Occidental Petroleum Corp.	4.100%	2/15/47	3,057	3,034
ONEOK Inc.	6.000%	6/15/35	1,285	1,437
ONEOK Inc.	4.950%	7/13/47	2,500	2,535
ONEOK Partners LP	6.650%	10/1/36	2,725	3,282
ONEOK Partners LP	6.850%	10/15/37	650	799
ONEOK Partners LP	6.125%	2/1/41	2,725	3,139
ONEOK Partners LP	6.200%	9/15/43	1,450	1,687
Petro-Canada	5.350%	7/15/33	1,450	1,634
Petro-Canada	5.950%	5/15/35	2,480	2,981
Petro-Canada	6.800%	5/15/38	4,260	5,639
Phillips 66	4.650%	11/15/34	2,841	2,956
Phillips 66	5.875%	5/1/42	5,193	6,223
Phillips 66	4.875%	11/15/44	5,572	5,926
Phillips 66 Partners LP	4.680%	2/15/45	1,800	1,769
Phillips 66 Partners LP	4.900%	10/1/46	2,150	2,145
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,850	2,054
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	1,761	1,658
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	2,900	2,433
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	2,375	2,105
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,002	915
Shell International Finance BV	4.125%	5/11/35	6,012	6,199
Shell International Finance BV	6.375%	12/15/38	10,269	13,584
Shell International Finance BV	5.500%	3/25/40	1,995	2,408
Shell International Finance BV	3.625%	8/21/42	2,150	2,027
Shell International Finance BV	4.550%	8/12/43	3,990	4,294
Shell International Finance BV	4.375%	5/11/45	9,087	9,609
Shell International Finance BV	4.000%	5/10/46	8,201	8,194
Shell International Finance BV	3.750%	9/12/46	4,829	4,645
Spectra Energy Partners LP	5.950%	9/25/43	1,460	1,677
Spectra Energy Partners LP	4.500%	3/15/45	2,625	2,526
Suncor Energy Inc.	7.150%	2/1/32	800	1,040
Suncor Energy Inc.	5.950%	12/1/34	855	1,028
Suncor Energy Inc.	6.500%	6/15/38	2,150	2,776
Suncor Energy Inc.	6.850%	6/1/39	3,033	4,062
Suncor Energy Inc.	4.000%	11/15/47	3,200	3,138
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	1,600	1,621
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,600	1,439
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	2,917	2,710
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,200	2,981
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	1,857	1,767
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,470	1,738
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,403
Texas Eastern Transmission LP	7.000%	7/15/32	1,375	1,706
TransCanada PipeLines Ltd.	4.625%	3/1/34	3,492	3,694
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	917
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,150	1,356
TransCanada PipeLines Ltd.	6.200%	10/15/37	4,833	5,926
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,420	4,635
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,725	2,417
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,956	3,598
TransCanada PipeLines Ltd.	5.000%	10/16/43	3,025	3,314
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,275	1,409

Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,225	1,174
4 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,200	1,159
Valero Energy Corp.	7.500%	4/15/32	2,181	2,805
Valero Energy Corp.	6.625%	6/15/37	4,849	6,110
Valero Energy Corp.	4.900%	3/15/45	2,200	2,328
Western Gas Partners LP	5.450%	4/1/44	2,075	2,074
Western Gas Partners LP	5.300%	3/1/48	2,150	2,129
Williams Partners LP	6.300%	4/15/40	4,353	4,992
Williams Partners LP	5.800%	11/15/43	1,925	2,114
Williams Partners LP	5.400%	3/4/44	1,454	1,516
Williams Partners LP	4.900%	1/15/45	1,650	1,623
Williams Partners LP	5.100%	9/15/45	3,993	4,046
Williams Partners LP	4.850%	3/1/48	2,100	2,075

Other Industrial (0.3%)
California Institute of Technology GO	4.321%	8/1/45	1,000	1,095
California Institute of Technology GO	4.700%	11/1/11	1,075	1,155
3 Johns Hopkins University Maryland GO	4.083%	7/1/53	1,175	1,202
3 Massachusetts Institute of Technology GO	3.959%	7/1/38	1,050	1,105
Massachusetts Institute of Technology GO	5.600%	7/1/11	2,375	3,114
Massachusetts Institute of Technology GO	4.678%	7/1/14	2,125	2,346
Massachusetts Institute of Technology GO	3.885%	7/1/16	1,660	1,523
3 Northwestern University Illinois GO	4.643%	12/1/44	2,050	2,382
3 Northwestern University Illinois GO	3.662%	12/1/57	900	873
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	900	899
3 Rice University Texas GO	3.574%	5/15/45	2,050	2,005
3 Rice University Texas GO	3.774%	5/15/55	150	148
Stanford University California GO	3.647%	5/1/48	2,500	2,490
University of Notre Dame du Lac	3.394%	2/15/48	1,400	1,355
3 University of Notre Dame DU LAC Indiana GO	3.438%	2/15/45	1,400	1,364
University of Pennsylvania GO	4.674%	9/1/12	1,000	1,071
3 University of Southern California GO	3.028%	10/1/39	2,500	2,271
3 University of Southern California GO	3.841%	10/1/47	1,600	1,642

Technology (3.5%)
Analog Devices Inc.	5.300%	12/15/45	1,400	1,574
Apple Inc.	4.500%	2/23/36	3,016	3,301
Apple Inc.	3.850%	5/4/43	10,517	10,335
Apple Inc.	4.450%	5/6/44	3,911	4,175
Apple Inc.	3.450%	2/9/45	6,729	6,175
Apple Inc.	4.375%	5/13/45	7,054	7,418
Apple Inc.	4.650%	2/23/46	13,477	14,798
Apple Inc.	3.850%	8/4/46	6,782	6,588
Apple Inc.	4.250%	2/9/47	3,425	3,547
Apple Inc.	3.750%	9/12/47	3,500	3,355
Apple Inc.	3.750%	11/13/47	4,225	4,050
Applied Materials Inc.	5.100%	10/1/35	1,750	2,011
Applied Materials Inc.	5.850%	6/15/41	2,220	2,784
Applied Materials Inc.	4.350%	4/1/47	1,384	1,468
Cisco Systems Inc.	5.900%	2/15/39	6,631	8,614
Cisco Systems Inc.	5.500%	1/15/40	6,635	8,273
Corning Inc.	5.750%	8/15/40	1,375	1,641
Corning Inc.	4.375%	11/15/57	3,550	3,294
4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	5,239	6,368

4 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	6,665	8,419
DXC Technology Co.	7.450%	10/15/29	971	1,210
Fidelity National Information Services Inc.	4.500%	8/15/46	1,915	1,900
Hewlett Packard Enterprise Co.	6.200%	10/15/35	358	383
Hewlett Packard Enterprise Co.	6.350%	10/15/45	7,208	7,668
HP Inc.	6.000%	9/15/41	3,145	3,342
Intel Corp.	4.000%	12/15/32	2,572	2,652
Intel Corp.	4.800%	10/1/41	2,522	2,880
Intel Corp.	4.100%	5/19/46	4,463	4,564
Intel Corp.	4.100%	5/11/47	3,420	3,480
4 Intel Corp.	3.734%	12/8/47	11,083	10,717
International Business Machines Corp.	5.875%	11/29/32	2,750	3,431
International Business Machines Corp.	5.600%	11/30/39	3,203	3,957
International Business Machines Corp.	4.000%	6/20/42	3,100	3,124
International Business Machines Corp.	4.700%	2/19/46	3,350	3,760
Juniper Networks Inc.	5.950%	3/15/41	1,355	1,406
Microsoft Corp.	3.500%	2/12/35	6,214	6,098
Microsoft Corp.	4.200%	11/3/35	1,228	1,310
Microsoft Corp.	3.450%	8/8/36	8,663	8,433
Microsoft Corp.	4.100%	2/6/37	9,461	10,011
Microsoft Corp.	5.200%	6/1/39	2,605	3,128
Microsoft Corp.	4.500%	10/1/40	2,972	3,280
Microsoft Corp.	5.300%	2/8/41	2,195	2,683
Microsoft Corp.	3.500%	11/15/42	3,158	3,012
Microsoft Corp.	3.750%	5/1/43	1,658	1,639
Microsoft Corp.	4.875%	12/15/43	2,375	2,753
Microsoft Corp.	3.750%	2/12/45	6,489	6,435
Microsoft Corp.	4.450%	11/3/45	10,299	11,344
Microsoft Corp.	3.700%	8/8/46	15,000	14,767
Microsoft Corp.	4.250%	2/6/47	8,193	8,776
Microsoft Corp.	4.000%	2/12/55	9,585	9,641
Microsoft Corp.	4.750%	11/3/55	3,761	4,283
Microsoft Corp.	3.950%	8/8/56	5,157	5,087
Microsoft Corp.	4.500%	2/6/57	6,962	7,646
Motorola Solutions Inc.	5.500%	9/1/44	1,350	1,355
Oracle Corp.	3.250%	5/15/30	1,704	1,644
Oracle Corp.	4.300%	7/8/34	5,904	6,186
Oracle Corp.	3.900%	5/15/35	4,216	4,195
Oracle Corp.	3.850%	7/15/36	3,585	3,543
Oracle Corp.	3.800%	11/15/37	5,916	5,804
Oracle Corp.	6.500%	4/15/38	4,340	5,754
Oracle Corp.	6.125%	7/8/39	4,225	5,448
Oracle Corp.	5.375%	7/15/40	8,339	9,910
Oracle Corp.	4.500%	7/8/44	3,783	4,025
Oracle Corp.	4.125%	5/15/45	7,952	7,985
Oracle Corp.	4.000%	7/15/46	8,074	7,926
Oracle Corp.	4.000%	11/15/47	7,680	7,562
Oracle Corp.	4.375%	5/15/55	2,820	2,923
QUALCOMM Inc.	4.650%	5/20/35	3,345	3,465
QUALCOMM Inc.	4.800%	5/20/45	4,976	5,177
QUALCOMM Inc.	4.300%	5/20/47	4,991	4,799
Seagate HDD Cayman	5.750%	12/1/34	1,625	1,544
Tyco Electronics Group SA	7.125%	10/1/37	2,050	2,831
Verisk Analytics Inc.	5.500%	6/15/45	1,375	1,511
Xerox Corp.	6.750%	12/15/39	1,075	1,143

Transportation (1.8%)
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	858	865
3 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	924	905
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	1,825	1,753
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	1,677	1,590
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	1,009	998
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	1,900	1,828
Burlington Northern Santa Fe LLC	6.200%	8/15/36	985	1,263
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,720	2,190
Burlington Northern Santa Fe LLC	5.750%	5/1/40	3,640	4,474
Burlington Northern Santa Fe LLC	5.050%	3/1/41	2,207	2,497
Burlington Northern Santa Fe LLC	5.400%	6/1/41	2,392	2,844
Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,175	1,310
Burlington Northern Santa Fe LLC	4.400%	3/15/42	2,310	2,424
Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,380	2,490
Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,706	2,842
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,560	2,944
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,375	2,655
Burlington Northern Santa Fe LLC	4.550%	9/1/44	3,208	3,442
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,915	3,989
Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,720	1,884
Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,936	1,902
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,568	2,638
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,000	1,003
Canadian National Railway Co.	6.900%	7/15/28	1,000	1,269
Canadian National Railway Co.	6.250%	8/1/34	2,270	2,927
Canadian National Railway Co.	6.200%	6/1/36	1,892	2,444
Canadian National Railway Co.	6.375%	11/15/37	490	655
Canadian National Railway Co.	3.200%	8/2/46	2,125	1,893
Canadian National Railway Co.	3.650%	2/3/48	2,400	2,305
Canadian Pacific Railway Co.	7.125%	10/15/31	1,115	1,451
Canadian Pacific Railway Co.	5.750%	3/15/33	1,075	1,228
Canadian Pacific Railway Co.	4.800%	9/15/35	1,225	1,346
Canadian Pacific Railway Co.	4.800%	8/1/45	1,720	1,924
Canadian Pacific Railway Co.	6.125%	9/15/15	3,025	3,786
CSX Corp.	6.000%	10/1/36	1,095	1,333
CSX Corp.	6.150%	5/1/37	2,480	3,060
CSX Corp.	6.220%	4/30/40	2,925	3,669
CSX Corp.	5.500%	4/15/41	1,810	2,081
CSX Corp.	4.750%	5/30/42	2,100	2,229
CSX Corp.	4.400%	3/1/43	1,150	1,151
CSX Corp.	4.100%	3/15/44	1,750	1,686
CSX Corp.	3.800%	11/1/46	2,250	2,074
CSX Corp.	4.300%	3/1/48	2,825	2,809
CSX Corp.	3.950%	5/1/50	2,525	2,321
CSX Corp.	4.500%	8/1/54	1,665	1,643
CSX Corp.	4.250%	11/1/66	2,000	1,799
CSX Corp.	4.650%	3/1/68	1,155	1,126
FedEx Corp.	4.900%	1/15/34	1,925	2,069
FedEx Corp.	3.900%	2/1/35	1,770	1,709
FedEx Corp.	3.875%	8/1/42	1,755	1,614

FedEx Corp.	4.100%	4/15/43	1,700	1,629
FedEx Corp.	5.100%	1/15/44	2,498	2,715
FedEx Corp.	4.100%	2/1/45	1,270	1,198
FedEx Corp.	4.750%	11/15/45	3,483	3,589
FedEx Corp.	4.550%	4/1/46	4,203	4,226
FedEx Corp.	4.400%	1/15/47	1,604	1,579
FedEx Corp.	4.050%	2/15/48	3,700	3,442
FedEx Corp.	4.500%	2/1/65	785	723
Kansas City Southern	4.300%	5/15/43	1,500	1,467
Kansas City Southern	4.950%	8/15/45	1,670	1,812
Norfolk Southern Corp.	7.050%	5/1/37	345	480
Norfolk Southern Corp.	4.837%	10/1/41	1,908	2,072
Norfolk Southern Corp.	3.950%	10/1/42	1,635	1,581
Norfolk Southern Corp.	4.450%	6/15/45	1,760	1,818
Norfolk Southern Corp.	4.650%	1/15/46	1,950	2,064
4 Norfolk Southern Corp.	4.050%	8/15/52	3,846	3,699
Norfolk Southern Corp.	6.000%	3/15/05	1,305	1,502
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,538	1,547
Union Pacific Corp.	3.375%	2/1/35	625	589
Union Pacific Corp.	3.600%	9/15/37	7,283	6,992
Union Pacific Corp.	4.300%	6/15/42	130	133
Union Pacific Corp.	4.250%	4/15/43	1,550	1,578
Union Pacific Corp.	4.821%	2/1/44	150	168
Union Pacific Corp.	4.150%	1/15/45	400	406
Union Pacific Corp.	4.050%	11/15/45	1,200	1,203
Union Pacific Corp.	3.350%	8/15/46	1,425	1,270
Union Pacific Corp.	4.000%	4/15/47	2,000	1,998
Union Pacific Corp.	3.799%	10/1/51	3,806	3,621
Union Pacific Corp.	3.875%	2/1/55	1,910	1,799
Union Pacific Corp.	4.375%	11/15/65	2,350	2,345
Union Pacific Corp.	4.100%	9/15/67	2,000	1,901
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	618	692
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	1,217	1,180
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	3,262	3,160
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	850	815
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	1,075	1,012
3 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	2,700	2,635
United Parcel Service Inc.	6.200%	1/15/38	2,172	2,819
United Parcel Service Inc.	4.875%	11/15/40	1,935	2,174
United Parcel Service Inc.	3.625%	10/1/42	2,510	2,404
United Parcel Service Inc.	3.400%	11/15/46	2,310	2,092
United Parcel Service Inc.	3.750%	11/15/47	3,625	3,479
United Parcel Service of America Inc.	8.375%	4/1/30	550	740
				3,775,085
Utilities (6.2%)
Electric (5.6%)
AEP Texas Inc.	3.800%	10/1/47	1,050	996
AEP Transmission Co. LLC	4.000%	12/1/46	1,450	1,445
4 AEP Transmission Co. LLC	3.750%	12/1/47	1,750	1,663
Alabama Power Co.	6.125%	5/15/38	1,460	1,844

Alabama Power Co.	6.000%	3/1/39	1,540	1,938
Alabama Power Co.	3.850%	12/1/42	1,100	1,085
Alabama Power Co.	4.150%	8/15/44	2,175	2,228
Alabama Power Co.	3.750%	3/1/45	1,470	1,422
Alabama Power Co.	4.300%	1/2/46	1,400	1,480
Alabama Power Co.	3.700%	12/1/47	1,895	1,803
Ameren Illinois Co.	4.150%	3/15/46	1,752	1,799
Ameren Illinois Co.	3.700%	12/1/47	1,925	1,849
Appalachian Power Co.	7.000%	4/1/38	1,713	2,339
Appalachian Power Co.	4.400%	5/15/44	740	769
Appalachian Power Co.	4.450%	6/1/45	1,108	1,160
Arizona Public Service Co.	5.050%	9/1/41	1,380	1,578
Arizona Public Service Co.	4.500%	4/1/42	1,615	1,744
Arizona Public Service Co.	4.350%	11/15/45	825	873
Arizona Public Service Co.	3.750%	5/15/46	1,625	1,566
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,401	1,808
Baltimore Gas & Electric Co.	3.500%	8/15/46	1,750	1,591
Baltimore Gas & Electric Co.	3.750%	8/15/47	1,075	1,029
4 Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,100	2,988
Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,610	7,133
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,725	4,627
Berkshire Hathaway Energy Co.	6.500%	9/15/37	600	789
Berkshire Hathaway Energy Co.	5.150%	11/15/43	890	1,020
Berkshire Hathaway Energy Co.	4.500%	2/1/45	2,586	2,751
4 Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,850	1,762
Black Hills Corp.	4.200%	9/15/46	1,045	1,018
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	1,105	1,479
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	1,725	1,636
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,175	1,286
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,000	2,016
Cleco Corporate Holdings LLC	4.973%	5/1/46	1,200	1,228
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,280	1,544
CMS Energy Corp.	4.875%	3/1/44	1,000	1,095
Commonwealth Edison Co.	5.900%	3/15/36	2,135	2,686
Commonwealth Edison Co.	6.450%	1/15/38	1,230	1,641
Commonwealth Edison Co.	3.800%	10/1/42	1,350	1,302
Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,564
Commonwealth Edison Co.	4.700%	1/15/44	1,200	1,324
Commonwealth Edison Co.	3.700%	3/1/45	1,685	1,597
Commonwealth Edison Co.	4.350%	11/15/45	1,225	1,294
Commonwealth Edison Co.	3.650%	6/15/46	2,200	2,074
Commonwealth Edison Co.	3.750%	8/15/47	1,950	1,863
Commonwealth Edison Co.	4.000%	3/1/48	2,700	2,721
Connecticut Light & Power Co.	4.300%	4/15/44	2,375	2,514
Connecticut Light & Power Co.	4.150%	6/1/45	50	52
Connecticut Light & Power Co.	4.000%	4/1/48	1,650	1,683
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,445	2,858
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	2,270	2,798
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	370	467
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	870	1,121
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,275	3,108
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	790	947
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,020	2,526
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	675	686
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,500	1,478
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,974	3,130
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,877	3,069

Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	1,933
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,700	1,664
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	3,017	3,298
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,125	1,149
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,175	1,135
Consumers Energy Co.	3.950%	5/15/43	1,480	1,488
Consumers Energy Co.	3.250%	8/15/46	1,600	1,418
Consumers Energy Co.	3.950%	7/15/47	1,310	1,317
Delmarva Power & Light Co.	4.150%	5/15/45	1,800	1,833
Dominion Energy Inc.	6.300%	3/15/33	1,710	2,088
Dominion Energy Inc.	5.250%	8/1/33	1,250	1,415
Dominion Energy Inc.	5.950%	6/15/35	2,440	2,880
Dominion Energy Inc.	4.900%	8/1/41	2,025	2,173
Dominion Energy Inc.	4.050%	9/15/42	1,245	1,196
Dominion Energy Inc.	4.700%	12/1/44	1,670	1,756
DTE Electric Co.	4.000%	4/1/43	1,225	1,239
DTE Electric Co.	4.300%	7/1/44	1,120	1,191
DTE Electric Co.	3.700%	3/15/45	1,700	1,638
DTE Electric Co.	3.700%	6/1/46	1,050	1,007
DTE Electric Co.	3.750%	8/15/47	1,750	1,707
DTE Energy Co.	6.375%	4/15/33	1,330	1,641
Duke Energy Carolinas LLC	6.000%	12/1/28	925	1,104
Duke Energy Carolinas LLC	6.450%	10/15/32	1,525	1,943
Duke Energy Carolinas LLC	6.100%	6/1/37	1,410	1,795
Duke Energy Carolinas LLC	6.050%	4/15/38	1,075	1,375
Duke Energy Carolinas LLC	5.300%	2/15/40	2,640	3,133
Duke Energy Carolinas LLC	4.250%	12/15/41	2,570	2,680
Duke Energy Carolinas LLC	4.000%	9/30/42	2,725	2,734
Duke Energy Carolinas LLC	3.750%	6/1/45	2,610	2,519
Duke Energy Carolinas LLC	3.875%	3/15/46	2,100	2,063
Duke Energy Carolinas LLC	3.700%	12/1/47	1,850	1,768
Duke Energy Carolinas LLC	3.950%	3/15/48	2,000	2,016
Duke Energy Corp.	4.800%	12/15/45	2,000	2,151
Duke Energy Corp.	3.750%	9/1/46	5,000	4,536
Duke Energy Corp.	3.950%	8/15/47	1,750	1,635
Duke Energy Florida LLC	6.350%	9/15/37	1,390	1,855
Duke Energy Florida LLC	6.400%	6/15/38	1,679	2,242
Duke Energy Florida LLC	5.650%	4/1/40	1,115	1,379
Duke Energy Florida LLC	3.850%	11/15/42	1,490	1,460
Duke Energy Florida LLC	3.400%	10/1/46	1,250	1,131
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	1,400	1,321
3 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	800	724
3 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	900	835
Duke Energy Indiana LLC	6.120%	10/15/35	1,106	1,393
Duke Energy Indiana LLC	6.350%	8/15/38	2,115	2,810
Duke Energy Indiana LLC	6.450%	4/1/39	750	1,011
Duke Energy Indiana LLC	4.900%	7/15/43	1,880	2,122
Duke Energy Indiana LLC	3.750%	5/15/46	1,800	1,727
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,180
Duke Energy Progress LLC	6.300%	4/1/38	1,075	1,407
Duke Energy Progress LLC	4.100%	5/15/42	2,300	2,332
Duke Energy Progress LLC	4.100%	3/15/43	1,245	1,255
Duke Energy Progress LLC	4.375%	3/30/44	1,925	2,038
Duke Energy Progress LLC	4.150%	12/1/44	1,755	1,795
Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,538
Duke Energy Progress LLC	3.700%	10/15/46	1,625	1,540
Duke Energy Progress LLC	3.600%	9/15/47	2,250	2,125

El Paso Electric Co.	6.000%	5/15/35	700	822
El Paso Electric Co.	5.000%	12/1/44	1,509	1,556
Emera US Finance LP	4.750%	6/15/46	4,116	4,113
Entergy Louisiana LLC	3.250%	4/1/28	290	280
Entergy Louisiana LLC	3.050%	6/1/31	1,150	1,073
Entergy Louisiana LLC	4.000%	3/15/33	3,000	3,046
Entergy Louisiana LLC	4.950%	1/15/45	2,106	2,153
Entergy Mississippi Inc.	2.850%	6/1/28	1,260	1,178
Exelon Corp.	4.950%	6/15/35	1,585	1,723
Exelon Corp.	5.625%	6/15/35	1,793	2,133
Exelon Corp.	5.100%	6/15/45	1,717	1,905
Exelon Corp.	4.450%	4/15/46	2,856	2,921
Exelon Generation Co. LLC	6.250%	10/1/39	2,186	2,377
Exelon Generation Co. LLC	5.750%	10/1/41	1,185	1,218
Exelon Generation Co. LLC	5.600%	6/15/42	3,628	3,730
FirstEnergy Corp.	7.375%	11/15/31	5,325	6,997
FirstEnergy Corp.	4.850%	7/15/47	2,851	2,979
Florida Power & Light Co.	5.625%	4/1/34	1,199	1,459
Florida Power & Light Co.	4.950%	6/1/35	755	848
Florida Power & Light Co.	5.650%	2/1/37	1,193	1,463
Florida Power & Light Co.	5.950%	2/1/38	1,825	2,350
Florida Power & Light Co.	5.960%	4/1/39	2,030	2,629
Florida Power & Light Co.	5.690%	3/1/40	1,315	1,682
Florida Power & Light Co.	5.250%	2/1/41	1,375	1,647
Florida Power & Light Co.	4.125%	2/1/42	2,525	2,605
Florida Power & Light Co.	4.050%	6/1/42	2,067	2,122
Florida Power & Light Co.	3.800%	12/15/42	1,605	1,597
Florida Power & Light Co.	4.050%	10/1/44	1,682	1,726
Florida Power & Light Co.	3.700%	12/1/47	1,025	1,001
Florida Power & Light Co.	3.950%	3/1/48	4,000	4,060
Georgia Power Co.	5.650%	3/1/37	1,775	2,055
Georgia Power Co.	5.950%	2/1/39	1,630	1,993
Georgia Power Co.	5.400%	6/1/40	1,956	2,252
Georgia Power Co.	4.750%	9/1/40	1,745	1,863
Georgia Power Co.	4.300%	3/15/42	3,915	3,974
Georgia Power Co.	4.300%	3/15/43	1,270	1,284
Iberdrola International BV	6.750%	7/15/36	1,565	1,997
Indiana Michigan Power Co.	6.050%	3/15/37	1,040	1,282
Indiana Michigan Power Co.	4.550%	3/15/46	1,573	1,660
Indiana Michigan Power Co.	3.750%	7/1/47	1,225	1,158
Interstate Power & Light Co.	6.250%	7/15/39	1,385	1,782
Interstate Power & Light Co.	3.700%	9/15/46	650	615
ITC Holdings Corp.	5.300%	7/1/43	1,290	1,497
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,592	2,747
Kansas City Power & Light Co.	6.050%	11/15/35	680	844
Kansas City Power & Light Co.	5.300%	10/1/41	1,275	1,454
Kansas City Power & Light Co.	4.200%	6/15/47	500	495
Kansas City Power & Light Co.	4.200%	3/15/48	750	758
Kentucky Utilities Co.	5.125%	11/1/40	1,665	1,954
MidAmerican Energy Co.	6.750%	12/30/31	1,365	1,768
MidAmerican Energy Co.	5.750%	11/1/35	1,050	1,279
MidAmerican Energy Co.	5.800%	10/15/36	1,455	1,796
MidAmerican Energy Co.	4.800%	9/15/43	1,215	1,372
MidAmerican Energy Co.	4.400%	10/15/44	920	981
MidAmerican Energy Co.	4.250%	5/1/46	1,569	1,651
MidAmerican Energy Co.	3.950%	8/1/47	1,625	1,636
MidAmerican Energy Co.	3.650%	8/1/48	1,300	1,248

Mississippi Power Co.	4.250%	3/15/42	1,575	1,522
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,000	1,411
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,724	2,781
Nevada Power Co.	6.650%	4/1/36	775	1,033
Nevada Power Co.	6.750%	7/1/37	1,270	1,711
Northern States Power Co.	6.250%	6/1/36	1,175	1,534
Northern States Power Co.	6.200%	7/1/37	1,200	1,557
Northern States Power Co.	5.350%	11/1/39	1,050	1,257
Northern States Power Co.	3.400%	8/15/42	1,700	1,571
Northern States Power Co.	4.125%	5/15/44	1,450	1,498
Northern States Power Co.	4.000%	8/15/45	1,000	1,020
Northern States Power Co.	3.600%	5/15/46	1,325	1,268
NorthWestern Corp.	4.176%	11/15/44	1,380	1,404
NSTAR Electric Co.	5.500%	3/15/40	1,705	2,051
NSTAR Electric Co.	4.400%	3/1/44	610	649
Oglethorpe Power Corp.	5.950%	11/1/39	1,165	1,423
Oglethorpe Power Corp.	5.375%	11/1/40	2,380	2,719
Oglethorpe Power Corp.	5.250%	9/1/50	440	480
Ohio Edison Co.	6.875%	7/15/36	1,210	1,602
Ohio Power Co.	4.150%	4/1/48	1,000	1,016
Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,025	1,062
Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,075	1,049
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,670	2,222
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,140	1,561
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,023	1,477
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,440	1,715
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,405	1,529
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,665	2,006
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,870	1,811
4 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,080	1,056
Pacific Gas & Electric Co.	6.050%	3/1/34	10,055	11,939
Pacific Gas & Electric Co.	5.800%	3/1/37	3,293	3,869
Pacific Gas & Electric Co.	6.350%	2/15/38	1,370	1,699
Pacific Gas & Electric Co.	6.250%	3/1/39	1,930	2,364
Pacific Gas & Electric Co.	5.400%	1/15/40	2,869	3,174
Pacific Gas & Electric Co.	4.450%	4/15/42	1,650	1,652
Pacific Gas & Electric Co.	4.600%	6/15/43	1,245	1,267
Pacific Gas & Electric Co.	5.125%	11/15/43	1,730	1,864
Pacific Gas & Electric Co.	4.750%	2/15/44	2,284	2,366
Pacific Gas & Electric Co.	4.300%	3/15/45	2,330	2,258
Pacific Gas & Electric Co.	4.250%	3/15/46	1,438	1,378
Pacific Gas & Electric Co.	4.000%	12/1/46	2,450	2,285
4 Pacific Gas & Electric Co.	3.950%	12/1/47	2,950	2,724
PacifiCorp	7.700%	11/15/31	1,320	1,839
PacifiCorp	5.250%	6/15/35	1,385	1,609
PacifiCorp	6.100%	8/1/36	1,170	1,479
PacifiCorp	5.750%	4/1/37	2,305	2,821
PacifiCorp	6.250%	10/15/37	2,074	2,689
PacifiCorp	6.350%	7/15/38	1,190	1,574
PacifiCorp	6.000%	1/15/39	2,325	2,981
PacifiCorp	4.100%	2/1/42	1,060	1,084
PECO Energy Co.	5.950%	10/1/36	1,140	1,414
Potomac Electric Power Co.	6.500%	11/15/37	1,945	2,584
Potomac Electric Power Co.	4.150%	3/15/43	2,190	2,245
PPL Capital Funding Inc.	4.700%	6/1/43	1,271	1,337

PPL Capital Funding Inc.	5.000%	3/15/44	1,410	1,537
PPL Capital Funding Inc.	4.000%	9/15/47	1,100	1,059
PPL Electric Utilities Corp.	6.250%	5/15/39	1,665	2,176
PPL Electric Utilities Corp.	4.750%	7/15/43	75	83
PPL Electric Utilities Corp.	4.125%	6/15/44	1,020	1,047
PPL Electric Utilities Corp.	4.150%	10/1/45	1,200	1,232
PPL Electric Utilities Corp.	3.950%	6/1/47	3,050	3,055
Progress Energy Inc.	7.750%	3/1/31	2,055	2,795
Progress Energy Inc.	7.000%	10/30/31	1,350	1,762
Progress Energy Inc.	6.000%	12/1/39	2,050	2,555
PSEG Power LLC	8.625%	4/15/31	1,860	2,448
Public Service Co. of Colorado	6.500%	8/1/38	400	536
Public Service Co. of Colorado	3.600%	9/15/42	1,765	1,696
Public Service Co. of Colorado	4.300%	3/15/44	1,875	1,981
Public Service Co. of Colorado	3.800%	6/15/47	1,900	1,867
Public Service Electric & Gas Co.	5.800%	5/1/37	1,510	1,873
Public Service Electric & Gas Co.	3.950%	5/1/42	2,195	2,195
Public Service Electric & Gas Co.	3.650%	9/1/42	2,095	2,016
Public Service Electric & Gas Co.	3.800%	3/1/46	2,072	2,051
Public Service Electric & Gas Co.	3.600%	12/1/47	1,225	1,156
Puget Sound Energy Inc.	6.274%	3/15/37	1,370	1,776
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,750
Puget Sound Energy Inc.	5.795%	3/15/40	720	904
Puget Sound Energy Inc.	5.638%	4/15/41	915	1,150
Puget Sound Energy Inc.	4.300%	5/20/45	2,160	2,304
San Diego Gas & Electric Co.	6.000%	6/1/39	485	623
San Diego Gas & Electric Co.	4.500%	8/15/40	1,660	1,818
San Diego Gas & Electric Co.	3.750%	6/1/47	2,085	2,042
South Carolina Electric & Gas Co.	6.625%	2/1/32	1,050	1,291
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,025	1,124
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,775	2,110
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,165	1,315
South Carolina Electric & Gas Co.	4.350%	2/1/42	1,700	1,680
South Carolina Electric & Gas Co.	4.600%	6/15/43	1,330	1,352
South Carolina Electric & Gas Co.	4.100%	6/15/46	1,455	1,392
South Carolina Electric & Gas Co.	4.500%	6/1/64	1,300	1,249
South Carolina Electric & Gas Co.	5.100%	6/1/65	1,665	1,768
Southern California Edison Co.	6.650%	4/1/29	1,375	1,688
Southern California Edison Co.	6.000%	1/15/34	1,185	1,459
Southern California Edison Co.	5.750%	4/1/35	1,250	1,521
Southern California Edison Co.	5.350%	7/15/35	1,595	1,860
Southern California Edison Co.	5.550%	1/15/36	300	352
Southern California Edison Co.	5.625%	2/1/36	1,585	1,895
Southern California Edison Co.	5.550%	1/15/37	690	822
Southern California Edison Co.	5.950%	2/1/38	2,090	2,628
Southern California Edison Co.	6.050%	3/15/39	1,475	1,877
Southern California Edison Co.	5.500%	3/15/40	330	396
Southern California Edison Co.	4.500%	9/1/40	1,755	1,863
Southern California Edison Co.	4.050%	3/15/42	2,295	2,299
Southern California Edison Co.	3.900%	3/15/43	1,825	1,802
Southern California Edison Co.	4.650%	10/1/43	1,840	2,002
Southern California Edison Co.	3.600%	2/1/45	1,815	1,693
Southern California Edison Co.	4.000%	4/1/47	3,475	3,481
Southern California Edison Co.	4.125%	3/1/48	2,000	2,038
Southern Co.	4.250%	7/1/36	3,250	3,302
Southern Co.	4.400%	7/1/46	3,476	3,468
Southern Power Co.	5.150%	9/15/41	1,995	2,134

Southern Power Co.	5.250%	7/15/43	1,055	1,142
Southern Power Co.	4.950%	12/15/46	1,400	1,448
Southwestern Electric Power Co.	6.200%	3/15/40	1,085	1,374
Southwestern Electric Power Co.	3.900%	4/1/45	1,610	1,543
Southwestern Electric Power Co.	3.850%	2/1/48	1,575	1,504
Southwestern Public Service Co.	4.500%	8/15/41	1,580	1,702
Southwestern Public Service Co.	3.400%	8/15/46	1,400	1,274
Southwestern Public Service Co.	3.700%	8/15/47	2,475	2,360
Tampa Electric Co.	6.150%	5/15/37	1,025	1,283
Tampa Electric Co.	4.100%	6/15/42	1,025	1,014
Tampa Electric Co.	4.350%	5/15/44	485	499
Toledo Edison Co.	6.150%	5/15/37	1,035	1,263
TransAlta Corp.	6.500%	3/15/40	1,040	1,031
Union Electric Co.	5.300%	8/1/37	1,040	1,204
Union Electric Co.	8.450%	3/15/39	1,140	1,781
Union Electric Co.	3.900%	9/15/42	1,650	1,637
Union Electric Co.	3.650%	4/15/45	1,035	994
Virginia Electric & Power Co.	3.800%	4/1/28	2,500	2,522
Virginia Electric & Power Co.	6.000%	1/15/36	1,635	2,022
Virginia Electric & Power Co.	6.000%	5/15/37	2,155	2,681
Virginia Electric & Power Co.	6.350%	11/30/37	1,925	2,497
Virginia Electric & Power Co.	8.875%	11/15/38	1,850	3,017
Virginia Electric & Power Co.	4.000%	1/15/43	1,725	1,712
Virginia Electric & Power Co.	4.650%	8/15/43	1,310	1,423
Virginia Electric & Power Co.	4.450%	2/15/44	2,035	2,148
Virginia Electric & Power Co.	4.200%	5/15/45	1,823	1,856
Virginia Electric & Power Co.	4.000%	11/15/46	1,525	1,502
Virginia Electric & Power Co.	3.800%	9/15/47	1,975	1,904
Westar Energy Inc.	4.125%	3/1/42	2,355	2,433
Westar Energy Inc.	4.100%	4/1/43	1,565	1,607
Westar Energy Inc.	4.250%	12/1/45	575	605
Wisconsin Electric Power Co.	5.625%	5/15/33	620	734
Wisconsin Electric Power Co.	5.700%	12/1/36	750	908
Wisconsin Power & Light Co.	6.375%	8/15/37	890	1,169
Wisconsin Public Service Corp.	3.671%	12/1/42	1,030	966
Wisconsin Public Service Corp.	4.752%	11/1/44	2,280	2,561
Xcel Energy Inc.	6.500%	7/1/36	1,200	1,557

Natural Gas (0.5%)
Atmos Energy Corp.	5.500%	6/15/41	1,425	1,725
Atmos Energy Corp.	4.150%	1/15/43	1,680	1,701
Atmos Energy Corp.	4.125%	10/15/44	2,480	2,551
CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,025	1,263
CenterPoint Energy Resources Corp.	4.100%	9/1/47	750	730
KeySpan Corp.	5.803%	4/1/35	1,000	1,186
NiSource Finance Corp.	5.950%	6/15/41	1,375	1,649
Nisource Finance Corp.	5.250%	2/15/43	2,650	2,950
NiSource Finance Corp.	4.800%	2/15/44	1,935	2,051
NiSource Finance Corp.	5.650%	2/1/45	750	880
NiSource Finance Corp.	4.375%	5/15/47	4,780	4,792
NiSource Finance Corp.	3.950%	3/30/48	852	798
ONE Gas Inc.	4.658%	2/1/44	2,000	2,218
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	850	936
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	1,250	1,172
Sempra Energy	3.800%	2/1/38	3,375	3,175
Sempra Energy	6.000%	10/15/39	3,286	4,029
Sempra Energy	4.000%	2/1/48	3,304	3,083

Southern California Gas Co.	3.750%	9/15/42	1,250	1,221
Southern Co. Gas Capital Corp.	6.000%	10/1/34	850	986
Southern Co. Gas Capital Corp.	5.875%	3/15/41	2,720	3,234
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,350	1,348
Southern Co. Gas Capital Corp.	3.950%	10/1/46	975	922
Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,525	1,538
Southwest Gas Corp.	3.700%	4/1/28	1,000	1,006
Southwest Gas Corp.	3.800%	9/29/46	1,000	958
Washington Gas Light Co.	3.796%	9/15/46	1,500	1,456

Other Utility (0.1%)
American Water Capital Corp.	6.593%	10/15/37	2,628	3,547
American Water Capital Corp.	4.300%	12/1/42	1,300	1,365
American Water Capital Corp.	4.300%	9/1/45	1,125	1,181
American Water Capital Corp.	4.000%	12/1/46	425	417
American Water Capital Corp.	3.750%	9/1/47	3,076	2,983
United Utilities plc	6.875%	8/15/28	1,345	1,593
Veolia Environnement SA	6.750%	6/1/38	1,358	1,732
				649,601
Total Corporate Bonds (Cost $5,159,361)				5,327,974
Sovereign Bonds (4.4%)
Asian Development Bank	5.820%	6/16/28	3,980	4,853
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	4,975	4,829
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	500	481
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	3,495	3,720
Ecopetrol SA	7.375%	9/18/43	2,650	3,094
Ecopetrol SA	5.875%	5/28/45	5,890	5,802
European Investment Bank	4.875%	2/15/36	5,599	6,977
Hydro-Quebec	8.500%	12/1/29	1,521	2,176
4 Indonesia Government International Bond	4.750%	7/18/47	285	283
Inter-American Development Bank	3.875%	10/28/41	1,330	1,467
Inter-American Development Bank	3.200%	8/7/42	1,605	1,593
Inter-American Development Bank	4.375%	1/24/44	1,428	1,706
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,125	2,642
5 KFW	2.875%	4/3/28	11,200	11,085
5 KFW	0.000%	4/18/36	7,055	4,018
5 KFW	0.000%	6/29/37	3,365	1,812
Korea Electric Power Corp.	7.000%	2/1/27	750	932
Nexen Energy ULC	7.875%	3/15/32	1,800	2,467
Nexen Energy ULC	5.875%	3/10/35	1,930	2,259
Nexen Energy ULC	6.400%	5/15/37	1,405	1,727
Nexen Energy ULC	7.500%	7/30/39	2,250	3,148
3 Oriental Republic of Uruguay	7.625%	3/21/36	3,393	4,593
3 Oriental Republic of Uruguay	4.125%	11/20/45	3,000	2,809
3 Oriental Republic of Uruguay	5.100%	6/18/50	13,500	13,939
Petroleos Mexicanos	6.625%	6/15/35	8,957	9,207
Petroleos Mexicanos	6.625%	6/15/38	2,575	2,641
Petroleos Mexicanos	6.500%	6/2/41	9,175	9,114
Petroleos Mexicanos	5.500%	6/27/44	9,115	8,104
Petroleos Mexicanos	6.375%	1/23/45	12,100	11,737
Petroleos Mexicanos	5.625%	1/23/46	10,550	9,387
Petroleos Mexicanos	6.750%	9/21/47	21,667	21,903
6 Power Sector Assets & Liabilities
Management Corp.	9.625%	5/15/28	550	800
Province of British Columbia	7.250%	9/1/36	1,500	2,276

Province of Quebec	7.500%	9/15/29	7,765	10,716
Republic of Chile	3.625%	10/30/42	500	477
Republic of Chile	3.860%	6/21/47	6,400	6,230
Republic of Colombia	10.375%	1/28/33	1,025	1,624
Republic of Colombia	7.375%	9/18/37	5,597	7,178
Republic of Colombia	6.125%	1/18/41	3,525	4,069
3 Republic of Colombia	5.625%	2/26/44	9,220	10,107
3 Republic of Colombia	5.000%	6/15/45	18,375	18,605
Republic of Hungary	7.625%	3/29/41	6,178	8,932
Republic of Indonesia	4.350%	1/11/48	5,850	5,579
Republic of Italy	5.375%	6/15/33	4,500	5,180
Republic of Korea	4.125%	6/10/44	2,150	2,342
Republic of Panama	9.375%	4/1/29	2,860	4,183
3 Republic of Panama	6.700%	1/26/36	8,236	10,464
3 Republic of Panama	4.500%	5/15/47	2,800	2,842
3 Republic of Panama	4.300%	4/29/53	3,050	2,999
Republic of Peru	8.750%	11/21/33	7,800	11,693
3 Republic of Peru	6.550%	3/14/37	4,000	5,130
Republic of Peru	5.625%	11/18/50	7,840	9,394
Republic of the Philippines	9.500%	2/2/30	6,867	10,446
Republic of the Philippines	7.750%	1/14/31	8,325	11,416
Republic of the Philippines	6.375%	1/15/32	1,575	1,967
Republic of the Philippines	6.375%	10/23/34	9,650	12,364
Republic of the Philippines	5.000%	1/13/37	4,625	5,226
Republic of the Philippines	3.950%	1/20/40	10,677	10,690
Republic of the Philippines	3.700%	3/1/41	1,587	1,530
Republic of the Philippines	3.700%	2/2/42	5,090	4,899
State of Israel	4.500%	1/30/43	6,075	6,198
State of Israel	4.125%	1/17/48	3,425	3,305
Statoil ASA	6.800%	1/15/28	435	534
Statoil ASA	5.100%	8/17/40	3,109	3,639
Statoil ASA	4.250%	11/23/41	2,525	2,643
Statoil ASA	3.950%	5/15/43	1,990	2,004
Statoil ASA	4.800%	11/8/43	2,590	2,940
United Mexican States	7.500%	4/8/33	4,010	5,257
United Mexican States	6.750%	9/27/34	5,372	6,594
United Mexican States	6.050%	1/11/40	19,841	22,421
United Mexican States	4.750%	3/8/44	29,956	29,132
United Mexican States	4.600%	1/23/46	8,251	7,835
United Mexican States	4.350%	1/15/47	7,450	6,837
United Mexican States	5.750%	10/12/10	8,550	8,647
Total Sovereign Bonds (Cost $454,841)				457,849
Taxable Municipal Bonds (3.9%)
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	1,125	1,654
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	6.449%	2/15/44	680	925
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.834%	2/15/41	645	991
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.053%	2/15/43	550	728
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	2,000	2,531
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	450	585
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	175	260

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	2,495	4,206
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,526
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	4,250	5,970
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,805	4,185
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	1,665	2,490
California GO	7.700%	11/1/30	1,260	1,426
California GO	7.500%	4/1/34	6,830	9,852
California GO	7.950%	3/1/36	1,450	1,588
California GO	7.550%	4/1/39	10,495	15,980
California GO	7.300%	10/1/39	5,405	7,882
California GO	7.350%	11/1/39	3,925	5,738
California GO	7.625%	3/1/40	4,165	6,343
California GO	7.600%	11/1/40	7,150	11,061
California State University Systemwide
Revenue	3.899%	11/1/47	1,000	1,017
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	989
Chicago IL GO	7.045%	1/1/29	800	863
Chicago IL GO	7.375%	1/1/33	2,000	2,217
Chicago IL GO	7.781%	1/1/35	675	779
Chicago IL GO	5.432%	1/1/42	900	823
Chicago IL GO	6.314%	1/1/44	1,050	1,056
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	1,655	2,090
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,275	1,729
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,450	1,837
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	5,150	6,795
Chicago IL Water Revenue	6.742%	11/1/40	1,200	1,549
Clark County NV Airport System Revenue	6.881%	7/1/42	1,150	1,217
Clark County NV Airport System Revenue	6.820%	7/1/45	1,550	2,296
Commonwealth Financing Authority
Pennsylvania Revenue	4.014%	6/1/33	1,300	1,330
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	1,000	1,005
Connecticut GO	5.632%	12/1/29	1,500	1,700
Connecticut GO	5.090%	10/1/30	750	812
Connecticut GO	5.850%	3/15/32	2,550	3,015
Cook County IL GO	6.229%	11/15/34	1,050	1,307
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,060
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,545	2,062
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	1,665	1,995
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,665	2,220
Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,639
District of Columbia Income Tax Revenue	5.591%	12/1/34	675	810
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,275	1,436
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,575	2,047

George Washington University	4.126%	9/15/48	3,000	2,993
George Washington University District of
Columbia GO	4.300%	9/15/44	1,825	1,908
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	4,755	5,907
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	3,169	3,901
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	850	1,019
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,000	1,206
Houston TX GO	6.290%	3/1/32	1,235	1,442
Houston TX GO	3.961%	3/1/47	950	967
Illinois GO	5.100%	6/1/33	26,940	25,252
Illinois GO	6.630%	2/1/35	1,770	1,841
Illinois GO	6.725%	4/1/35	1,600	1,677
Illinois GO	7.350%	7/1/35	1,055	1,151
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	1,670	2,122
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	1,525	1,594
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	1,050	1,145
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,225	1,350
Los Angeles CA Community College District
GO	6.750%	8/1/49	2,425	3,592
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	1,025	1,312
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	625	672
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	1,575	2,282
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	1,775	2,640
Los Angeles CA Unified School District GO	5.755%	7/1/29	1,640	1,954
Los Angeles CA Unified School District GO	5.750%	7/1/34	4,345	5,381
Los Angeles CA Unified School District GO	6.758%	7/1/34	2,810	3,759
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	1,800	2,213
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	700	1,049
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	895	1,201
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	850	1,099
Massachusetts GO	4.500%	8/1/31	1,500	1,649
Massachusetts GO	5.456%	12/1/39	3,135	3,864
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,530	1,888
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	1,515	1,925
Metropolitan Government of Nashville &
Davidson County TN Convention Center
Authority Tourism Tax Revenue	6.731%	7/1/43	1,000	1,362
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	7.462%	10/1/46	1,355	2,007

Mississippi GO	5.245%	11/1/34	1,100	1,300
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	3.652%	8/15/57	1,400	1,354
Missouri Highways & Transportation
Commission Road Revenue	5.445%	5/1/33	600	705
7 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	5,750	7,110
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.754%	12/15/28	1,900	2,128
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.104%	12/15/28	1,660	1,735
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	6.561%	12/15/40	1,675	2,130
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	4,564	6,722
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	5,985	8,567
New York City NY GO	5.206%	10/1/31	1,070	1,236
New York City NY GO	6.646%	12/1/31	400	438
New York City NY GO	6.246%	6/1/35	1,075	1,150
New York City NY GO	5.517%	10/1/37	1,175	1,447
New York City NY GO	6.271%	12/1/37	1,520	2,032
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,275
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	500	532
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	1,030	1,343
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	800	1,066
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	1,500	2,008
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.440%	6/15/43	1,970	2,473
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	1,170	1,557
New York City NY Transitional Finance
Authority Future Tax Revenue	5.267%	5/1/27	250	286
New York City NY Transitional Finance
Authority Future Tax Revenue	5.767%	8/1/36	1,575	1,915
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	1,715	2,128
New York City NY Transitional Finance
Authority Future Tax Revenue	5.572%	11/1/38	1,150	1,425
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	540	738
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	3,400	5,125
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	866
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	6.668%	11/15/39	1,845	2,499
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.427%	3/15/39	500	591
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	1,830	2,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.600%	3/15/40	995	1,227

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.770%	3/15/39	1,625	1,944
New York University Hospitals Center
Revenue	5.750%	7/1/43	925	1,155
North Carolina Turnpike Authority Revenue	6.700%	1/1/39	170	175
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	2,835	4,159
Ohio State University General Receipts
Revenue	4.910%	6/1/40	2,175	2,549
Ohio State University General Receipts
Revenue	3.798%	12/1/46	1,400	1,404
Ohio State University General Receipts
Revenue	4.800%	6/1/11	1,682	1,838
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,248
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	1,405	1,752
8 Oregon School Boards Association GO	5.528%	6/30/28	1,500	1,689
7 Oregon School Boards Association GO	5.550%	6/30/28	875	993
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	1,110	1,400
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	1,260	1,568
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,695	2,155
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	1,625	2,066
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	2,375	2,835
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	1,200	1,322
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	3,520	4,112
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	6,575	7,195
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	1,500	1,767
Port of Seattle WA Revenue	7.000%	5/1/36	100	105
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	2,150	2,545
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	1,700	1,559
Princeton University New Jersey GO	5.700%	3/1/39	2,150	2,791
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,110	1,452
Rutgers State University New Jersey Revenue	5.665%	5/1/40	1,185	1,421
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	2,200	2,104
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	1,050	1,033
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	1,900	2,206
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	600	781
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	1,450	1,862
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,100	1,194

San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,365	1,800
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	2,000	2,734
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	1,440	2,096
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	1,350	1,307
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	1,500	1,799
South Carolina Public Service Authority
Revenue	5.784%	12/1/41	250	303
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	1,300	1,751
Texas GO	5.517%	4/1/39	3,290	4,216
Texas Transportation Commission Revenue	5.178%	4/1/30	3,900	4,565
Texas Transportation Commission Revenue	4.631%	4/1/33	1,460	1,639
Texas Transportation Commission Revenue	4.681%	4/1/40	950	1,097
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,350	1,854
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,075	1,469
University of California Revenue	4.601%	5/15/31	1,000	1,104
University of California Revenue	6.270%	5/15/31	500	521
University of California Revenue	5.770%	5/15/43	2,900	3,700
University of California Revenue	4.131%	5/15/45	1,500	1,561
University of California Revenue	5.946%	5/15/45	1,275	1,624
University of California Revenue	4.858%	5/15/12	3,050	3,307
University of California Revenue	4.767%	5/15/15	1,450	1,530
University of Southern California GO	5.250%	10/1/11	1,000	1,185
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	1,200	1,142
University of Texas Revenue	3.354%	8/15/47	1,000	954
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	900	947
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	550	657
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,075	1,238
University of Virginia Revenue	4.179%	9/1/17	600	601
Washington GO	5.140%	8/1/40	1,110	1,330
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,650	1,688
Total Taxable Municipal Bonds (Cost $354,175)				408,361
			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
9 Vanguard Market Liquidity Fund
(Cost $60,412)	1.775%		604,182	60,418
Total Investments (100.3%) (Cost $10,175,588)				10,452,327
Other Assets and Liabilities-Net (-0.3%)				(29,147)
Net Assets (100%)				10,423,180

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $133,374,000, representing 1.3% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Guaranteed by the Republic of the Philippines.
7 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	June 2018	(211)	(33,859)	(57)
30-Year U.S. Treasury Bond	June 2018	(142)	(20,821)	(27)
				(84)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	4,197,725	—
Corporate Bonds	—	5,327,974	—
Sovereign Bonds	—	457,849	—
Taxable Municipal Bonds	—	408,361	—
Temporary Cash Investments	60,418	—	—
Futures Contracts—Liabilities[1]	(84)	—	—
Total	60,334	10,391,909	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $10,175,588,000. Net unrealized appreciation of investment securities for tax purposes was $276,739,000, consisting of unrealized gains of $423,766,000 on securities that had risen in value since their purchase and $147,027,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.0%)
U.S. Government Securities (40.6%)
United States Treasury Note/Bond	0.875%	4/15/19	122,930	121,317
United States Treasury Note/Bond	1.250%	4/30/19	167,302	165,681
United States Treasury Note/Bond	1.625%	4/30/19	375,075	372,907
United States Treasury Note/Bond	0.875%	5/15/19	517,645	510,201
United States Treasury Note/Bond	3.125%	5/15/19	619,884	626,182
United States Treasury Note/Bond	1.125%	5/31/19	179,315	177,129
United States Treasury Note/Bond	1.250%	5/31/19	130,055	128,674
United States Treasury Note/Bond	1.500%	5/31/19	250,930	248,970
United States Treasury Note/Bond	0.875%	6/15/19	202,325	199,195
United States Treasury Note/Bond	1.000%	6/30/19	33,462	32,965
United States Treasury Note/Bond	1.250%	6/30/19	303,895	300,382
United States Treasury Note/Bond	1.625%	6/30/19	348,770	346,370
United States Treasury Note/Bond	0.750%	7/15/19	401,795	394,450
United States Treasury Note/Bond	0.875%	7/31/19	128,706	126,494
United States Treasury Note/Bond	1.375%	7/31/19	173,140	171,274
United States Treasury Note/Bond	1.625%	7/31/19	275,496	273,430
United States Treasury Note/Bond	0.750%	8/15/19	249,493	244,620
United States Treasury Note/Bond	3.625%	8/15/19	766,942	781,322
United States Treasury Note/Bond	8.125%	8/15/19	6,636	7,168
United States Treasury Note/Bond	1.250%	8/31/19	76,119	75,096
United States Treasury Note/Bond	1.625%	8/31/19	364,194	361,178
United States Treasury Note/Bond	0.875%	9/15/19	472,565	463,407
United States Treasury Note/Bond	1.000%	9/30/19	58,600	57,556
United States Treasury Note/Bond	1.375%	9/30/19	216,875	214,097
United States Treasury Note/Bond	1.750%	9/30/19	404,421	401,578
United States Treasury Note/Bond	1.000%	10/15/19	430,675	422,733
United States Treasury Note/Bond	1.250%	10/31/19	40,600	39,978
United States Treasury Note/Bond	1.500%	10/31/19	741,575	733,002
United States Treasury Note/Bond	1.000%	11/15/19	536,465	525,902
United States Treasury Note/Bond	3.375%	11/15/19	569,133	579,269
United States Treasury Note/Bond	1.000%	11/30/19	147,175	144,186
United States Treasury Note/Bond	1.500%	11/30/19	503,150	497,017
United States Treasury Note/Bond	1.750%	11/30/19	318,945	316,355
United States Treasury Note/Bond	1.375%	12/15/19	292,585	288,243
United States Treasury Note/Bond	1.125%	12/31/19	95,000	93,174
United States Treasury Note/Bond	1.625%	12/31/19	39,053	38,632
United States Treasury Note/Bond	1.875%	12/31/19	455,622	452,633
United States Treasury Note/Bond	1.375%	1/15/20	112,100	110,366
United States Treasury Note/Bond	1.250%	1/31/20	553,500	543,382
United States Treasury Note/Bond	1.375%	1/31/20	145,023	142,735
United States Treasury Note/Bond	2.000%	1/31/20	88,320	87,906
United States Treasury Note/Bond	1.375%	2/15/20	858,024	843,815
United States Treasury Note/Bond	3.625%	2/15/20	477,635	489,351
United States Treasury Note/Bond	8.500%	2/15/20	15,275	17,039
United States Treasury Note/Bond	1.250%	2/29/20	77,506	76,016
United States Treasury Note/Bond	1.375%	2/29/20	196,685	193,365
United States Treasury Note/Bond	2.250%	2/29/20	209,139	209,041
United States Treasury Note/Bond	1.625%	3/15/20	796,130	786,051
United States Treasury Note/Bond	1.125%	3/31/20	20,300	19,837

United States Treasury Note/Bond	1.375%	3/31/20	175,643	172,487
United States Treasury Note/Bond	2.250%	3/31/20	277,695	277,609
United States Treasury Note/Bond	1.500%	4/15/20	333,640	328,322
United States Treasury Note/Bond	1.125%	4/30/20	88,993	86,852
United States Treasury Note/Bond	1.375%	4/30/20	249,230	244,517
United States Treasury Note/Bond	1.500%	5/15/20	468,788	460,950
United States Treasury Note/Bond	3.500%	5/15/20	501,005	513,059
United States Treasury Note/Bond	8.750%	5/15/20	70	79
United States Treasury Note/Bond	1.375%	5/31/20	312,855	306,598
United States Treasury Note/Bond	1.500%	5/31/20	138,577	136,174
United States Treasury Note/Bond	1.500%	6/15/20	382,922	376,160
United States Treasury Note/Bond	1.625%	6/30/20	88,735	87,376
United States Treasury Note/Bond	1.875%	6/30/20	320,460	317,204
United States Treasury Note/Bond	1.500%	7/15/20	377,857	370,833
United States Treasury Note/Bond	1.625%	7/31/20	330,340	325,074
United States Treasury Note/Bond	2.000%	7/31/20	105,803	105,026
United States Treasury Note/Bond	1.500%	8/15/20	618,794	607,000
United States Treasury Note/Bond	2.625%	8/15/20	282,500	284,220
United States Treasury Note/Bond	8.750%	8/15/20	192,190	220,478
United States Treasury Note/Bond	1.375%	8/31/20	357,825	349,606
United States Treasury Note/Bond	2.125%	8/31/20	175,666	174,733
United States Treasury Note/Bond	1.375%	9/30/20	222,650	217,326
United States Treasury Note/Bond	2.000%	9/30/20	50,741	50,313
United States Treasury Note/Bond	1.625%	10/15/20	400,557	393,299
United States Treasury Note/Bond	1.375%	10/31/20	207,217	202,101
United States Treasury Note/Bond	1.750%	10/31/20	235,567	231,923
United States Treasury Note/Bond	1.750%	11/15/20	720,670	709,521
United States Treasury Note/Bond	2.625%	11/15/20	853,684	859,020
United States Treasury Note/Bond	1.625%	11/30/20	404,003	396,238
United States Treasury Note/Bond	2.000%	11/30/20	336,980	333,769
United States Treasury Note/Bond	1.875%	12/15/20	97,985	96,714
United States Treasury Note/Bond	1.750%	12/31/20	283,948	279,246
United States Treasury Note/Bond	2.375%	12/31/20	302,770	302,770
United States Treasury Note/Bond	2.000%	1/15/21	555,183	549,542
United States Treasury Note/Bond	1.375%	1/31/21	431,527	419,591
United States Treasury Note/Bond	2.125%	1/31/21	114,586	113,745
United States Treasury Note/Bond	2.250%	2/15/21	482,194	480,236
United States Treasury Note/Bond	3.625%	2/15/21	336,211	347,716
United States Treasury Note/Bond	7.875%	2/15/21	209,734	241,817
United States Treasury Note/Bond	1.125%	2/28/21	148,979	143,649
United States Treasury Note/Bond	2.000%	2/28/21	420,083	415,357
United States Treasury Note/Bond	2.375%	3/15/21	492,508	492,277
United States Treasury Note/Bond	1.250%	3/31/21	709,298	685,693
United States Treasury Note/Bond	2.250%	3/31/21	344,235	342,676
United States Treasury Note/Bond	1.375%	4/30/21	167,710	162,548
United States Treasury Note/Bond	2.250%	4/30/21	369,725	367,936
United States Treasury Note/Bond	3.125%	5/15/21	391,810	399,952
United States Treasury Note/Bond	8.125%	5/15/21	110	129
United States Treasury Note/Bond	1.375%	5/31/21	437,925	423,828
United States Treasury Note/Bond	2.000%	5/31/21	265,320	261,797
United States Treasury Note/Bond	1.125%	6/30/21	477,116	457,659
United States Treasury Note/Bond	2.125%	6/30/21	344,450	341,005
United States Treasury Note/Bond	1.125%	7/31/21	371,910	356,219
United States Treasury Note/Bond	2.250%	7/31/21	249,925	248,323
United States Treasury Note/Bond	2.125%	8/15/21	113,948	112,684
United States Treasury Note/Bond	8.125%	8/15/21	35,690	42,242
United States Treasury Note/Bond	1.125%	8/31/21	215,566	206,169

United States Treasury Note/Bond	2.000%	8/31/21	359,915	354,459
United States Treasury Note/Bond	1.125%	9/30/21	564,411	539,012
United States Treasury Note/Bond	2.125%	9/30/21	365,066	360,901
United States Treasury Note/Bond	1.250%	10/31/21	514,864	493,384
United States Treasury Note/Bond	2.000%	10/31/21	278,940	274,407
United States Treasury Note/Bond	2.000%	11/15/21	335,482	329,976
United States Treasury Note/Bond	1.750%	11/30/21	132,807	129,404
United States Treasury Note/Bond	1.875%	11/30/21	238,710	233,711
United States Treasury Note/Bond	2.000%	12/31/21	12,380	12,160
United States Treasury Note/Bond	2.125%	12/31/21	253,010	249,769
United States Treasury Note/Bond	1.500%	1/31/22	228,760	220,397
United States Treasury Note/Bond	1.875%	1/31/22	391,022	382,103
United States Treasury Note/Bond	2.000%	2/15/22	43,916	43,134
United States Treasury Note/Bond	1.750%	2/28/22	781,447	759,715
United States Treasury Note/Bond	1.875%	2/28/22	531,386	518,930
United States Treasury Note/Bond	1.750%	3/31/22	215,000	208,885
United States Treasury Note/Bond	1.875%	3/31/22	495,100	483,109
United States Treasury Note/Bond	1.750%	4/30/22	191,175	185,530
United States Treasury Note/Bond	1.875%	4/30/22	400,080	390,014
United States Treasury Note/Bond	1.750%	5/31/22	450,110	436,467
United States Treasury Note/Bond	1.875%	5/31/22	229,640	223,862
United States Treasury Note/Bond	1.750%	6/30/22	343,114	332,392
United States Treasury Note/Bond	2.125%	6/30/22	227,735	224,071
United States Treasury Note/Bond	1.875%	7/31/22	530,907	516,472
United States Treasury Note/Bond	2.000%	7/31/22	227,600	222,693
United States Treasury Note/Bond	1.625%	8/15/22	31,980	30,786
United States Treasury Note/Bond	7.250%	8/15/22	3,014	3,605
United States Treasury Note/Bond	1.625%	8/31/22	445,550	428,566
United States Treasury Note/Bond	1.875%	8/31/22	430,913	419,063
United States Treasury Note/Bond	1.750%	9/30/22	303,815	293,561
United States Treasury Note/Bond	1.875%	9/30/22	499,170	484,974
United States Treasury Note/Bond	1.875%	10/31/22	354,240	343,999
United States Treasury Note/Bond	2.000%	10/31/22	445,976	435,384
United States Treasury Note/Bond	1.625%	11/15/22	135,125	129,678
United States Treasury Note/Bond	2.000%	11/30/22	693,075	676,289
United States Treasury Note/Bond	2.125%	12/31/22	867,125	850,190
United States Treasury Note/Bond	1.750%	1/31/23	277,602	267,278
United States Treasury Note/Bond	2.375%	1/31/23	472,400	468,342
United States Treasury Note/Bond	2.000%	2/15/23	92,696	90,291
United States Treasury Note/Bond	7.125%	2/15/23	163,535	197,545
United States Treasury Note/Bond	1.500%	2/28/23	235,893	224,245
United States Treasury Note/Bond	2.625%	2/28/23	331,636	332,518
United States Treasury Note/Bond	1.500%	3/31/23	448,350	425,722
United States Treasury Note/Bond	2.500%	3/31/23	600,000	597,936
United States Treasury Note/Bond	1.625%	4/30/23	108,332	103,373
United States Treasury Note/Bond	1.750%	5/15/23	846,053	811,949
United States Treasury Note/Bond	1.625%	5/31/23	367,450	350,283
United States Treasury Note/Bond	1.375%	6/30/23	275,345	258,954
United States Treasury Note/Bond	1.250%	7/31/23	270,465	252,336
United States Treasury Note/Bond	2.500%	8/15/23	466,785	464,376
United States Treasury Note/Bond	6.250%	8/15/23	208,228	246,263
United States Treasury Note/Bond	1.375%	8/31/23	299,160	280,603
United States Treasury Note/Bond	1.375%	9/30/23	327,230	306,523
United States Treasury Note/Bond	1.625%	10/31/23	217,345	206,206
United States Treasury Note/Bond	2.750%	11/15/23	409,962	412,651
United States Treasury Note/Bond	2.125%	11/30/23	379,325	369,307
United States Treasury Note/Bond	2.250%	12/31/23	171,275	167,743

United States Treasury Note/Bond	2.250%	1/31/24	184,225	180,310
United States Treasury Note/Bond	2.750%	2/15/24	407,379	409,799
United States Treasury Note/Bond	2.125%	2/29/24	632,624	614,537
United States Treasury Note/Bond	2.125%	3/31/24	293,850	285,126
United States Treasury Note/Bond	2.000%	4/30/24	313,082	301,438
United States Treasury Note/Bond	2.500%	5/15/24	657,918	651,957
United States Treasury Note/Bond	2.000%	5/31/24	390,993	376,209
United States Treasury Note/Bond	2.000%	6/30/24	319,533	307,250
United States Treasury Note/Bond	2.125%	7/31/24	274,425	265,720
United States Treasury Note/Bond	2.375%	8/15/24	465,390	457,320
United States Treasury Note/Bond	1.875%	8/31/24	302,793	288,646
United States Treasury Note/Bond	2.125%	9/30/24	515,058	498,077
United States Treasury Note/Bond	2.250%	10/31/24	282,595	275,177
United States Treasury Note/Bond	2.250%	11/15/24	616,889	600,406
United States Treasury Note/Bond	7.500%	11/15/24	1,325	1,714
United States Treasury Note/Bond	2.125%	11/30/24	610,580	589,686
United States Treasury Note/Bond	2.250%	12/31/24	506,270	492,505
United States Treasury Note/Bond	2.500%	1/31/25	261,980	258,828
United States Treasury Note/Bond	2.000%	2/15/25	364,279	348,283
United States Treasury Note/Bond	7.625%	2/15/25	2,112	2,768
United States Treasury Note/Bond	2.750%	2/28/25	316,330	317,466
United States Treasury Note/Bond	2.625%	3/31/25	300,000	298,593
United States Treasury Note/Bond	2.125%	5/15/25	976,902	940,111
United States Treasury Note/Bond	2.000%	8/15/25	657,770	626,420
United States Treasury Note/Bond	6.875%	8/15/25	17,689	22,631
United States Treasury Note/Bond	2.250%	11/15/25	750,907	726,382
United States Treasury Note/Bond	1.625%	2/15/26	694,677	640,513
United States Treasury Note/Bond	1.625%	5/15/26	716,160	658,308
United States Treasury Note/Bond	1.500%	8/15/26	607,414	551,131
United States Treasury Note/Bond	6.750%	8/15/26	32,360	42,144
United States Treasury Note/Bond	2.000%	11/15/26	487,821	459,849
United States Treasury Note/Bond	6.500%	11/15/26	50,779	65,513
United States Treasury Note/Bond	2.250%	2/15/27	711,270	683,260
United States Treasury Note/Bond	2.375%	5/15/27	488,959	474,139
United States Treasury Note/Bond	2.250%	8/15/27	523,319	501,570
United States Treasury Note/Bond	6.375%	8/15/27	33,585	43,692
United States Treasury Note/Bond	2.250%	11/15/27	838,084	802,205
United States Treasury Note/Bond	2.750%	2/15/28	691,954	691,739
United States Treasury Note/Bond	5.500%	8/15/28	39,225	48,878
United States Treasury Note/Bond	5.250%	11/15/28	3,485	4,278
United States Treasury Note/Bond	5.250%	2/15/29	53,395	65,784
United States Treasury Note/Bond	6.125%	8/15/29	75,455	100,013
United States Treasury Note/Bond	6.250%	5/15/30	101,178	137,159
United States Treasury Note/Bond	5.375%	2/15/31	265,115	339,183
United States Treasury Note/Bond	4.500%	2/15/36	243,906	300,958
United States Treasury Note/Bond	4.750%	2/15/37	49,775	63,618
United States Treasury Note/Bond	5.000%	5/15/37	59,400	78,185
United States Treasury Note/Bond	4.375%	2/15/38	88,118	108,261
United States Treasury Note/Bond	4.500%	5/15/38	59,113	73,864
United States Treasury Note/Bond	3.500%	2/15/39	259,906	285,044
United States Treasury Note/Bond	4.250%	5/15/39	109,385	132,868
United States Treasury Note/Bond	4.500%	8/15/39	85,222	106,914
United States Treasury Note/Bond	4.375%	11/15/39	184,026	227,473
United States Treasury Note/Bond	4.625%	2/15/40	236,037	301,499
United States Treasury Note/Bond	4.375%	5/15/40	216,060	267,409
United States Treasury Note/Bond	3.875%	8/15/40	162,672	187,963
United States Treasury Note/Bond	4.250%	11/15/40	329,132	401,028

United States Treasury Note/Bond	4.750%	2/15/41	208,930	272,294
United States Treasury Note/Bond	4.375%	5/15/41	183,108	227,455
United States Treasury Note/Bond	3.750%	8/15/41	143,510	163,175
United States Treasury Note/Bond	3.125%	11/15/41	122,460	126,210
United States Treasury Note/Bond	3.125%	2/15/42	165,627	170,725
United States Treasury Note/Bond	3.000%	5/15/42	173,799	175,266
United States Treasury Note/Bond	2.750%	8/15/42	601,824	580,104
United States Treasury Note/Bond	2.750%	11/15/42	653,739	629,426
United States Treasury Note/Bond	3.125%	2/15/43	226,938	233,285
United States Treasury Note/Bond	2.875%	5/15/43	430,940	423,735
United States Treasury Note/Bond	3.625%	8/15/43	306,900	342,721
United States Treasury Note/Bond	3.750%	11/15/43	268,181	305,643
United States Treasury Note/Bond	3.625%	2/15/44	412,962	461,551
United States Treasury Note/Bond	3.375%	5/15/44	269,981	289,638
United States Treasury Note/Bond	3.125%	8/15/44	320,450	329,163
United States Treasury Note/Bond	3.000%	11/15/44	356,027	357,586
United States Treasury Note/Bond	2.500%	2/15/45	420,489	382,906
United States Treasury Note/Bond	3.000%	5/15/45	559,279	561,465
United States Treasury Note/Bond	2.875%	8/15/45	391,828	383,807
United States Treasury Note/Bond	3.000%	11/15/45	176,185	176,763
United States Treasury Note/Bond	2.500%	2/15/46	429,975	390,336
United States Treasury Note/Bond	2.500%	5/15/46	779,992	707,476
United States Treasury Note/Bond	2.250%	8/15/46	399,311	342,972
United States Treasury Note/Bond	2.875%	11/15/46	660,620	646,166
United States Treasury Note/Bond	3.000%	2/15/47	107,835	108,122
United States Treasury Note/Bond	3.000%	5/15/47	192,429	192,879
United States Treasury Note/Bond	2.750%	8/15/47	389,636	371,432
United States Treasury Note/Bond	2.750%	11/15/47	509,044	485,180
United States Treasury Note/Bond	3.000%	2/15/48	573,825	575,529
				80,331,365
Agency Bonds and Notes (1.8%)
1 AID-Iraq	2.149%	1/18/22	10,900	10,714
1 AID-Israel	5.500%	9/18/23	542	615
1 AID-Israel	5.500%	12/4/23	4,768	5,435
1 AID-Israel	5.500%	4/26/24	20,405	23,410
1 AID-Jordan	1.945%	6/23/19	7,750	7,702
1 AID-Jordan	2.503%	10/30/20	10,100	10,058
1 AID-Jordan	2.578%	6/30/22	3,400	3,367
1 AID-Jordan	3.000%	6/30/25	5,200	5,145
1 AID-Tunisia	2.452%	7/24/21	3,275	3,252
1 AID-Tunisia	1.416%	8/5/21	3,860	3,717
1 AID-Ukraine	1.844%	5/16/19	4,650	4,637
1 AID-Ukraine	1.847%	5/29/20	11,500	11,318
1 AID-Ukraine	1.471%	9/29/21	10,100	9,679
2 Federal Farm Credit Banks	5.150%	11/15/19	15,675	16,384
2 Federal Farm Credit Banks	2.375%	3/27/20	7,300	7,305
2 Federal Farm Credit Banks	1.680%	10/13/20	11,125	10,924
2 Federal Farm Credit Banks	3.500%	12/20/23	5,000	5,211
2 Federal Home Loan Banks	1.375%	5/28/19	19,800	19,613
2 Federal Home Loan Banks	1.125%	6/21/19	77,000	75,994
2 Federal Home Loan Banks	0.875%	8/5/19	53,850	52,879
2 Federal Home Loan Banks	1.000%	9/26/19	61,000	59,889
2 Federal Home Loan Banks	1.500%	10/21/19	85,425	84,419
2 Federal Home Loan Banks	1.375%	11/15/19	47,300	46,618
2 Federal Home Loan Banks	2.125%	2/11/20	56,525	56,308
2 Federal Home Loan Banks	1.875%	3/13/20	795	788
2 Federal Home Loan Banks	4.125%	3/13/20	8,100	8,374

2 Federal Home Loan Banks	2.375%	3/30/20	47,550	47,585
2 Federal Home Loan Banks	3.375%	6/12/20	25,725	26,271
2 Federal Home Loan Banks	1.375%	9/28/20	26,600	25,941
2 Federal Home Loan Banks	5.250%	12/11/20	6,850	7,350
2 Federal Home Loan Banks	1.375%	2/18/21	24,475	23,747
2 Federal Home Loan Banks	2.250%	6/11/21	30,750	30,523
2 Federal Home Loan Banks	5.625%	6/11/21	19,450	21,308
2 Federal Home Loan Banks	1.125%	7/14/21	56,550	54,111
2 Federal Home Loan Banks	1.875%	11/29/21	73,000	71,335
2 Federal Home Loan Banks	2.125%	3/10/23	26,920	26,246
2 Federal Home Loan Banks	2.875%	6/14/24	40,400	40,665
2 Federal Home Loan Banks	5.375%	8/15/24	24,600	28,334
2 Federal Home Loan Banks	2.875%	9/13/24	14,985	15,069
2 Federal Home Loan Banks	5.500%	7/15/36	19,780	26,286
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	60,000	59,345
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	62,007	61,684
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	52,884	51,975
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	21,826	21,542
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	31,000	30,638
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	103,270	101,716
3 Federal Home Loan Mortgage Corp.	0.000%	11/29/19	150	144
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	91,400	90,098
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	22,187	21,754
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	43,383	42,515
3 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	14,000	13,737
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	48,739	48,065
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	62,000	61,869
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	25,000	23,881
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	199,749	198,341
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,606	4,874
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,204	125,066
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	8,604	11,708
3 Federal National Mortgage Assn.	1.750%	6/20/19	48,425	48,155
3 Federal National Mortgage Assn.	0.875%	8/2/19	116,360	114,275
3 Federal National Mortgage Assn.	1.000%	8/28/19	95,000	93,371
3 Federal National Mortgage Assn.	1.750%	9/12/19	67,575	67,091
3 Federal National Mortgage Assn.	0.000%	10/9/19	35,640	34,368
3 Federal National Mortgage Assn.	1.000%	10/24/19	52,500	51,478
3 Federal National Mortgage Assn.	1.750%	11/26/19	61,950	61,415
3 Federal National Mortgage Assn.	1.625%	1/21/20	30,800	30,426
3 Federal National Mortgage Assn.	1.500%	2/28/20	18,975	18,681
3 Federal National Mortgage Assn.	1.500%	6/22/20	52,600	51,608
3 Federal National Mortgage Assn.	1.500%	7/30/20	23,000	22,536
3 Federal National Mortgage Assn.	1.500%	11/30/20	28,711	28,033
3 Federal National Mortgage Assn.	1.875%	12/28/20	40,000	39,413
3 Federal National Mortgage Assn.	1.375%	2/26/21	32,145	31,182
3 Federal National Mortgage Assn.	1.250%	8/17/21	30,300	29,061
3 Federal National Mortgage Assn.	1.375%	10/7/21	60,000	57,681
3 Federal National Mortgage Assn.	2.000%	1/5/22	103,000	100,903
3 Federal National Mortgage Assn.	1.875%	4/5/22	22,275	21,694
3 Federal National Mortgage Assn.	2.000%	10/5/22	18,525	18,044
3 Federal National Mortgage Assn.	2.375%	1/19/23	33,510	33,076
3 Federal National Mortgage Assn.	2.625%	9/6/24	118,690	117,482
3 Federal National Mortgage Assn.	2.125%	4/24/26	34,025	32,133
3 Federal National Mortgage Assn.	1.875%	9/24/26	43,000	39,606
3 Federal National Mortgage Assn.	6.250%	5/15/29	4,745	6,150
3 Federal National Mortgage Assn.	7.125%	1/15/30	26,389	36,860

3	Federal National Mortgage Assn.	7.250%	5/15/30	47,677	67,577
3	Federal National Mortgage Assn.	6.625%	11/15/30	24,700	33,724
3	Federal National Mortgage Assn.	5.625%	7/15/37	7,765	10,520
2	Financing Corp.	9.700%	4/5/19	1,575	1,692
	Private Export Funding Corp.	1.450%	8/15/19	13,800	13,627
	Private Export Funding Corp.	2.250%	3/15/20	8,000	7,969
	Private Export Funding Corp.	2.300%	9/15/20	2,475	2,462
	Private Export Funding Corp.	4.300%	12/15/21	10,975	11,607
	Private Export Funding Corp.	2.800%	5/15/22	2,625	2,637
	Private Export Funding Corp.	2.050%	11/15/22	8,335	8,082
	Private Export Funding Corp.	3.550%	1/15/24	4,200	4,365
	Private Export Funding Corp.	2.450%	7/15/24	8,300	8,092
	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,516
	Resolution Funding Corp.	8.125%	10/15/19	450	489
	Resolution Funding Corp.	8.875%	7/15/20	180	206
	Resolution Funding Corp.	8.625%	1/15/30	110	168
2	Tennessee Valley Authority	2.250%	3/15/20	11,825	11,792
2	Tennessee Valley Authority	3.875%	2/15/21	10,915	11,331
2	Tennessee Valley Authority	1.875%	8/15/22	7,300	7,079
2	Tennessee Valley Authority	2.875%	9/15/24	9,637	9,646
2	Tennessee Valley Authority	6.750%	11/1/25	17,306	21,731
2	Tennessee Valley Authority	2.875%	2/1/27	29,750	29,455
2	Tennessee Valley Authority	7.125%	5/1/30	27,165	37,933
2	Tennessee Valley Authority	4.650%	6/15/35	15,169	17,895
2	Tennessee Valley Authority	5.880%	4/1/36	10,200	13,910
2	Tennessee Valley Authority	6.150%	1/15/38	920	1,311
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	3,370
2	Tennessee Valley Authority	5.250%	9/15/39	17,590	23,010
2	Tennessee Valley Authority	4.875%	1/15/48	6,951	8,688
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	8,644
2	Tennessee Valley Authority	4.625%	9/15/60	7,468	9,251
2	Tennessee Valley Authority	4.250%	9/15/65	14,725	17,063
					3,550,042
Conventional Mortgage-Backed Securities (21.5%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	127,237	121,677
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	1,265,146	1,241,565
3,4,5	Fannie Mae Pool	3.000%	9/1/20–4/1/48	4,585,390	4,520,147
3,4,5	Fannie Mae Pool	3.500%	10/1/18–4/1/48	5,479,146	5,510,320
3,4,5	Fannie Mae Pool	4.000%	6/1/18–4/1/48	3,559,337	3,664,197
3,4,5	Fannie Mae Pool	4.500%	4/1/18–4/1/48	1,345,549	1,416,151
3,4	Fannie Mae Pool	5.000%	4/1/18–6/1/44	484,693	521,981
3,4	Fannie Mae Pool	5.500%	4/1/18–2/1/42	424,063	464,228
3,4	Fannie Mae Pool	6.000%	10/1/18–5/1/41	275,541	307,554
3,4	Fannie Mae Pool	6.500%	10/1/18–10/1/39	78,184	86,924
3,4	Fannie Mae Pool	7.000%	11/1/18–11/1/38	21,849	24,640
3,4	Fannie Mae Pool	7.500%	11/1/22–12/1/32	1,918	2,114
3,4	Fannie Mae Pool	8.000%	11/1/21–9/1/31	694	764
3,4	Fannie Mae Pool	8.500%	12/1/19–5/1/32	306	353
3,4	Fannie Mae Pool	9.000%	1/1/19–8/1/30	63	69
3,4	Fannie Mae Pool	9.500%	12/1/18–11/1/25	101	115
3,4	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	61,981	59,142
3,4,5	Freddie Mac Gold Pool	2.500%	6/1/22–10/1/46	941,860	925,448
3,4,5	Freddie Mac Gold Pool	3.000%	3/1/21–4/1/48	3,166,950	3,119,750
3,4,5	Freddie Mac Gold Pool	3.500%	9/1/20–4/1/48	3,540,369	3,564,087
3,4,5	Freddie Mac Gold Pool	4.000%	6/1/18–4/1/48	2,059,110	2,120,086
3,4,5	Freddie Mac Gold Pool	4.500%	4/1/18–4/1/48	761,082	799,814
3,4	Freddie Mac Gold Pool	5.000%	4/1/18–8/1/44	283,227	304,540

3,4	Freddie Mac Gold Pool	5.500%	4/1/18–6/1/41	229,639	251,341
3,4	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	122,333	136,116
3,4	Freddie Mac Gold Pool	6.500%	2/1/19–9/1/39	37,671	42,378
3,4	Freddie Mac Gold Pool	7.000%	10/1/20–12/1/38	13,765	15,710
3,4	Freddie Mac Gold Pool	7.500%	9/1/22–2/1/32	1,114	1,246
3,4	Freddie Mac Gold Pool	8.000%	7/1/20–1/1/32	1,218	1,352
3,4	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	230	262
3,4	Freddie Mac Gold Pool	9.000%	11/1/20–3/1/31	188	207
3,4	Freddie Mac Gold Pool	9.500%	8/1/20–6/1/25	6	6
3,4	Freddie Mac Gold Pool	10.000%	3/1/21–4/1/25	2	2
3,4	Freddie Mac Non Gold Pool	9.500%	3/1/20	1	1
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	183,530	181,243
4	Ginnie Mae I Pool	3.500%	11/15/25–3/15/45	220,092	222,990
4	Ginnie Mae I Pool	4.000%	8/15/18–4/1/48	298,147	307,816
4,5	Ginnie Mae I Pool	4.500%	5/15/18–4/1/48	293,195	308,230
4	Ginnie Mae I Pool	4.750%	8/15/33	12	13
4	Ginnie Mae I Pool	5.000%	5/15/18–4/15/41	160,719	171,837
4	Ginnie Mae I Pool	5.500%	6/15/18–2/15/41	87,106	95,380
4	Ginnie Mae I Pool	6.000%	11/15/22–6/15/41	66,638	74,418
4	Ginnie Mae I Pool	6.500%	9/15/23–1/15/39	16,643	18,421
4	Ginnie Mae I Pool	7.000%	9/15/22–9/15/36	4,479	4,976
4	Ginnie Mae I Pool	7.500%	9/15/22–6/15/32	1,949	2,104
4	Ginnie Mae I Pool	7.750%	2/15/30	1	2
4	Ginnie Mae I Pool	8.000%	1/15/22–12/15/30	1,339	1,461
4	Ginnie Mae I Pool	8.250%	6/15/27	1	1
4	Ginnie Mae I Pool	8.500%	2/15/20–3/15/31	283	298
4	Ginnie Mae I Pool	9.000%	10/15/19–1/15/31	259	275
4	Ginnie Mae I Pool	9.500%	8/15/18–9/15/25	51	54
4	Ginnie Mae I Pool	10.000%	1/15/19–2/15/25	4	5
4	Ginnie Mae I Pool	10.500%	6/15/20–2/15/25	4	4
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	139,639	134,585
4,5	Ginnie Mae II Pool	3.000%	10/20/26–4/1/48	3,133,988	3,086,488
4,5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/48	4,888,588	4,950,499
4,5	Ginnie Mae II Pool	4.000%	9/20/25–5/1/48	2,208,746	2,283,328
4,5	Ginnie Mae II Pool	4.500%	4/20/18–5/1/48	820,983	864,029
4	Ginnie Mae II Pool	5.000%	12/20/32–11/20/44	302,654	324,092
4	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	117,219	125,044
4	Ginnie Mae II Pool	6.000%	7/20/23–12/20/41	36,396	40,191
4	Ginnie Mae II Pool	6.500%	12/20/23–9/20/40	14,389	16,058
4	Ginnie Mae II Pool	7.000%	3/20/28–11/20/38	2,633	3,082
4	Ginnie Mae II Pool	7.500%	8/20/30	4	4
4	Ginnie Mae II Pool	8.500%	10/20/30	8	9
					42,441,224
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.124%	3/1/43	6,611	6,546
3,4	Fannie Mae Pool	2.178%	6/1/43	5,404	5,370
3,4	Fannie Mae Pool	2.196%	10/1/42	3,423	3,481
3,4	Fannie Mae Pool	2.267%	7/1/43	7,936	7,730
3,4	Fannie Mae Pool	2.394%	10/1/42	3,209	3,191
3,4	Fannie Mae Pool	2.435%	9/1/43	839	831
3,4.7	Fannie Mae Pool	2.576%	4/1/37	1,136	1,174
3,4	Fannie Mae Pool	2.707%	12/1/43	3,540	3,686
3,4	Fannie Mae Pool	2.723%	1/1/42	2,568	2,574
3,4	Fannie Mae Pool	2.725%	3/1/42	3,592	3,728
3,4,7	Fannie Mae Pool	2.879%	9/1/43	5,042	5,311
3,4,7	Fannie Mae Pool	2.977%	7/1/34	183	193
3,4,8	Fannie Mae Pool	2.985%	6/1/37	417	437

3,4,8	Fannie Mae Pool	3.057%	5/1/33	10	10
3,4,6	Fannie Mae Pool	3.060%	9/1/37	1,676	1,782
3,4,6	Fannie Mae Pool	3.066%	10/1/37	828	846
3,4,6	Fannie Mae Pool	3.112%	12/1/41	1,731	1,772
3,4,6	Fannie Mae Pool	3.148%	1/1/35	104	106
3,4,8	Fannie Mae Pool	3.170%	5/1/36	63	67
3,4,8	Fannie Mae Pool	3.270%	12/1/35	6	6
3,4,6	Fannie Mae Pool	3.298%	7/1/36	410	422
3,4,6	Fannie Mae Pool	3.299%	1/1/35	1	1
3,4,6	Fannie Mae Pool	3.304%	10/1/34	10	11
3,4,6	Fannie Mae Pool	3.310%	12/1/33	491	518
3,4,6	Fannie Mae Pool	3.325%	11/1/33	316	334
3,4,6	Fannie Mae Pool	3.327%	2/1/37	3	3
3,4	Fannie Mae Pool	3.345%	8/1/42	3,680	3,666
3,4,6	Fannie Mae Pool	3.362%	8/1/35	1,033	1,093
3,4,8	Fannie Mae Pool	3.363%	7/1/38	234	246
3,4,6	Fannie Mae Pool	3.385%	4/1/36–11/1/36	547	575
3,4,6	Fannie Mae Pool	3.399%	7/1/35	634	663
3,4,6	Fannie Mae Pool	3.410%	9/1/40	934	984
3,4,6	Fannie Mae Pool	3.415%	6/1/36	42	45
3,4,6	Fannie Mae Pool	3.423%	10/1/37	1,150	1,180
3,4,6	Fannie Mae Pool	3.440%	10/1/39–9/1/42	3,869	4,017
3,4,6	Fannie Mae Pool	3.445%	7/1/39	269	279
3,4,6	Fannie Mae Pool	3.447%	6/1/42	2,660	2,760
3,4,6	Fannie Mae Pool	3.448%	8/1/40	1,492	1,559
3,4,6	Fannie Mae Pool	3.450%	12/1/40	1,099	1,150
3,4,6	Fannie Mae Pool	3.455%	11/1/39	418	441
3,4,6	Fannie Mae Pool	3.471%	9/1/34	417	429
3,4,6	Fannie Mae Pool	3.486%	4/1/37	123	128
3,4,6	Fannie Mae Pool	3.499%	5/1/40	819	870
3,4,6	Fannie Mae Pool	3.500%	10/1/40	1,373	1,440
3,4,8	Fannie Mae Pool	3.507%	12/1/36	12	13
3,4,8	Fannie Mae Pool	3.518%	9/1/33	4	4
3,4,8	Fannie Mae Pool	3.525%	11/1/32	12	13
3,4,8	Fannie Mae Pool	3.530%	12/1/37	675	694
3,4,6	Fannie Mae Pool	3.533%	4/1/37	524	548
3,4,7	Fannie Mae Pool	3.535%	7/1/37	378	402
3,4,7	Fannie Mae Pool	3.537%	8/1/37	1,125	1,178
3,4,7	Fannie Mae Pool	3.541%	5/1/42	3,230	3,354
3,4,6	Fannie Mae Pool	3.543%	2/1/36	768	778
3,4,8	Fannie Mae Pool	3.546%	4/1/37	196	209
3,4,8	Fannie Mae Pool	3.547%	12/1/35	792	833
3,4,6	Fannie Mae Pool	3.555%	11/1/41	1,956	2,075
3,4,6	Fannie Mae Pool	3.556%	12/1/39	1,364	1,413
3,4,6	Fannie Mae Pool	3.560%	9/1/33–12/1/40	4,733	4,959
3,4,6	Fannie Mae Pool	3.563%	11/1/41	1,618	1,701
3,4,6	Fannie Mae Pool	3.565%	11/1/36–12/1/40	1,802	1,888
3,4,6	Fannie Mae Pool	3.567%	12/1/41	1,668	1,756
3,4,6	Fannie Mae Pool	3.568%	9/1/40	2,479	2,608
3,4,6	Fannie Mae Pool	3.570%	5/1/35–12/1/40	1,206	1,259
3,4,6	Fannie Mae Pool	3.575%	3/1/42	706	754
3,4,6	Fannie Mae Pool	3.576%	7/1/38	305	312
3,4,6	Fannie Mae Pool	3.578%	3/1/41	1,530	1,621
3,4,6	Fannie Mae Pool	3.579%	1/1/37	573	607
3,4,6	Fannie Mae Pool	3.585%	11/1/35–4/1/36	404	418
3,4,7	Fannie Mae Pool	3.587%	7/1/42	1,209	1,294
3,4,6	Fannie Mae Pool	3.590%	8/1/39	618	650

3,4,6	Fannie Mae Pool	3.600%	1/1/42	1,749	1,826
3,4,7	Fannie Mae Pool	3.602%	8/1/39	1,720	1,754
3,4,6	Fannie Mae Pool	3.615%	4/1/41–5/1/42	2,087	2,102
3,4,6	Fannie Mae Pool	3.627%	3/1/38	115	117
3,4,6	Fannie Mae Pool	3.635%	11/1/39	797	828
3,4,6	Fannie Mae Pool	3.637%	10/1/37–7/1/41	5,695	5,996
3,4,6	Fannie Mae Pool	3.638%	5/1/40	331	342
3,4,6	Fannie Mae Pool	3.640%	11/1/34	577	613
3,4,6	Fannie Mae Pool	3.645%	1/1/40	1,054	1,087
3,4,7	Fannie Mae Pool	3.648%	2/1/42	2,201	2,344
3,4,6	Fannie Mae Pool	3.661%	2/1/36	366	387
3,4,6	Fannie Mae Pool	3.682%	2/1/41	777	775
3,4,6	Fannie Mae Pool	3.696%	1/1/37	57	59
3,4,6	Fannie Mae Pool	3.703%	6/1/41	470	495
3,4,6	Fannie Mae Pool	3.726%	3/1/41	1,832	1,913
3,4	Fannie Mae Pool	3.732%	6/1/41	1,809	1,906
3,4,6	Fannie Mae Pool	3.739%	2/1/41	868	906
3,4,6	Fannie Mae Pool	3.746%	4/1/37	94	98
3,4,6	Fannie Mae Pool	3.750%	2/1/41	1,017	1,066
3,4,6	Fannie Mae Pool	3.787%	5/1/36	86	86
3,4,8	Fannie Mae Pool	3.788%	1/1/35	802	852
3,4,6	Fannie Mae Pool	3.929%	10/1/36	510	547
3,4	Freddie Mac Non Gold Pool	2.388%	5/1/42	666	661
3,4	Freddie Mac Non Gold Pool	2.535%	11/1/43	1,399	1,432
3,4	Freddie Mac Non Gold Pool	2.732%	2/1/42	1,578	1,577
3,4,6	Freddie Mac Non Gold Pool	2.735%	10/1/37	57	57
3,4,7	Freddie Mac Non Gold Pool	2.855%	5/1/37	49	51
3,4,7	Freddie Mac Non Gold Pool	2.990%	6/1/37	520	531
3,4,8	Freddie Mac Non Gold Pool	3.023%	6/1/36	9	9
3,4,6	Freddie Mac Non Gold Pool	3.102%	8/1/37	55	55
3,4,8	Freddie Mac Non Gold Pool	3.125%	6/1/35	3	3
3,4,8	Freddie Mac Non Gold Pool	3.216%	5/1/36	726	761
3,4,7	Freddie Mac Non Gold Pool	3.231%	6/1/34–1/1/37	790	829
3,4,7	Freddie Mac Non Gold Pool	3.297%	3/1/37	210	220
3,4,6	Freddie Mac Non Gold Pool	3.329%	7/1/35	385	404
3,4,6	Freddie Mac Non Gold Pool	3.375%	8/1/34–1/1/38	416	439
3,4,6	Freddie Mac Non Gold Pool	3.390%	12/1/36	473	498
3,4,8	Freddie Mac Non Gold Pool	3.391%	11/1/36	315	324
3,4	Freddie Mac Non Gold Pool	3.399%	3/1/42	1,749	1,834
3,4,6	Freddie Mac Non Gold Pool	3.410%	10/1/37	821	860
3,4,6	Freddie Mac Non Gold Pool	3.416%	4/1/37	10	11
3,4,8	Freddie Mac Non Gold Pool	3.423%	3/1/37	96	96
3,4,6	Freddie Mac Non Gold Pool	3.490%	1/1/35	120	128
3,4,6	Freddie Mac Non Gold Pool	3.492%	12/1/36	628	645
3,4,6	Freddie Mac Non Gold Pool	3.495%	12/1/40	1,591	1,638
3,4,6	Freddie Mac Non Gold Pool	3.496%	12/1/34	321	327
3,4,8	Freddie Mac Non Gold Pool	3.497%	11/1/34	979	1,020
3,4,6	Freddie Mac Non Gold Pool	3.500%	4/1/33–5/1/38	86	90
3,4,6	Freddie Mac Non Gold Pool	3.515%	12/1/34–12/1/36	247	263
3,4,6	Freddie Mac Non Gold Pool	3.522%	9/1/37	813	831
3,4,6	Freddie Mac Non Gold Pool	3.530%	3/1/36	4	4
3,4,6	Freddie Mac Non Gold Pool	3.537%	3/1/37	164	167
3,4,6	Freddie Mac Non Gold Pool	3.544%	3/1/37	49	52
3,4,6	Freddie Mac Non Gold Pool	3.561%	12/1/35	798	836
3,4,6	Freddie Mac Non Gold Pool	3.562%	2/1/37	306	323
3,4,8	Freddie Mac Non Gold Pool	3.565%	12/1/34	32	33
3,4,6	Freddie Mac Non Gold Pool	3.570%	5/1/33	21	21

3,4,6	Freddie Mac Non Gold Pool	3.585%	6/1/41	135	137
3,4,6	Freddie Mac Non Gold Pool	3.593%	3/1/36	21	22
3,4,6	Freddie Mac Non Gold Pool	3.603%	12/1/39	320	338
3,4,6	Freddie Mac Non Gold Pool	3.605%	6/1/37	897	951
3,4,6	Freddie Mac Non Gold Pool	3.630%	5/1/40–12/1/40	2,044	2,100
3,4,6	Freddie Mac Non Gold Pool	3.635%	7/1/38–2/1/42	911	937
3,4,6	Freddie Mac Non Gold Pool	3.649%	9/1/40	1,192	1,246
3,4,6	Freddie Mac Non Gold Pool	3.650%	11/1/40	970	995
3,4,6	Freddie Mac Non Gold Pool	3.652%	8/1/37	303	314
3,4,8	Freddie Mac Non Gold Pool	3.659%	11/1/33	2	3
3,4,6	Freddie Mac Non Gold Pool	3.686%	6/1/37	581	613
3,4,6	Freddie Mac Non Gold Pool	3.694%	6/1/41	601	622
3,4,6	Freddie Mac Non Gold Pool	3.703%	1/1/41	362	378
3,4,6	Freddie Mac Non Gold Pool	3.706%	5/1/40	369	384
3,4,6	Freddie Mac Non Gold Pool	3.708%	6/1/40	1,158	1,206
3,4,6	Freddie Mac Non Gold Pool	3.729%	6/1/40	1,249	1,306
3,4,6	Freddie Mac Non Gold Pool	3.743%	1/1/41	2,155	2,236
3,4,6	Freddie Mac Non Gold Pool	3.753%	5/1/37	1,005	1,035
3,4,6	Freddie Mac Non Gold Pool	3.755%	1/1/37	419	443
3,4,8	Freddie Mac Non Gold Pool	3.803%	10/1/36	567	605
3,4,6	Freddie Mac Non Gold Pool	3.861%	3/1/41	436	459
3,4,6	Freddie Mac Non Gold Pool	3.901%	2/1/41	492	519
3,4,6	Freddie Mac Non Gold Pool	3.910%	2/1/41	1,282	1,352
3,4,6	Freddie Mac Non Gold Pool	3.938%	3/1/37	649	684
3,4,8	Freddie Mac Non Gold Pool	3.972%	2/1/36	357	372
3,4,6	Freddie Mac Non Gold Pool	4.566%	3/1/38	155	162
4,8	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	13,133	13,514
4,8	Ginnie Mae II Pool	2.625%	6/20/29–6/20/43	8,309	8,524
4,8	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	2,844	2,921
4	Ginnie Mae II Pool	3.000%	5/20/41	470	483
4,8	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	12,974	13,375
4	Ginnie Mae II Pool	3.500%	12/20/43–1/20/44	2,618	2,627
4,8	Ginnie Mae II Pool	3.625%	11/20/40	234	244
					207,232
Total U.S. Government and Agency Obligations (Cost $128,748,103)					126,529,863
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	1,969	1,964
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	299	298
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,750	1,743
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	1,124	1,122
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,225	2,214
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	9,056	8,939
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	3,128	3,051
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,025	5,991
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,825	1,801
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	7,725	7,722
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	23,500	23,369
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	14,900	14,702
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	8,500	8,344
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	21,800	21,401
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	13,300	12,985

4 American Express Credit Account Master
Trust 2018-1	2.670%	10/17/22	15,725	15,727
4 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	14,150	14,176
4 AmeriCredit Automobile Receivables Trust
2016-3	1.460%	5/10/21	4,275	4,245
4 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	4,570	4,509
4 BA Credit Card Trust 2017-A1	1.950%	8/15/22	14,500	14,290
4 BA Credit Card Trust 2018-A1	2.700%	7/17/23	26,500	26,387
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	2,350	2,384
4 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	4,100	4,144
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	9,108	9,107
4 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	3,542	3,543
4 BANK 2017 - BNK5	3.390%	6/15/60	9,750	9,665
4 BANK 2017 - BNK5	3.624%	6/15/60	4,450	4,420
4 BANK 2017 - BNK6	3.518%	7/15/60	3,388	3,368
4 BANK 2017 - BNK6	3.741%	7/15/60	3,388	3,401
4 BANK 2017 - BNK7	3.175%	9/15/60	5,925	5,763
4 BANK 2017 - BNK7	3.435%	9/15/60	3,675	3,657
4 BANK 2017 - BNK7	3.748%	9/15/60	4,100	4,101
4 BANK 2017 - BNK8	3.488%	11/15/50	8,000	7,986
4 BANK 2017 - BNK8	3.731%	11/15/50	1,325	1,330
4 BANK 2017 - BNK9	3.279%	11/15/54	8,000	7,916
4 BANK 2017 - BNK9	3.538%	11/15/54	8,000	8,011
4 BANK 2018 - BNK10	3.641%	2/15/61	1,802	1,823
4 BANK 2018 - BNK10	3.688%	2/15/61	13,650	13,758
4 BANK 2018 - BNK10	3.898%	2/15/61	2,100	2,141
Bank of Nova Scotia	2.125%	9/11/19	10,900	10,831
Bank of Nova Scotia	1.850%	4/14/20	24,700	24,275
Bank of Nova Scotia	1.875%	4/26/21	8,800	8,540
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	4,525	4,521
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	8,050	7,941
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	17,475	17,551
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	4,675	4,777
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	1,857	1,863
4 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	6,000	6,042
4 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,600	2,635
4 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	6,050	6,205
4 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	17,575	18,064
4 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	8,225	8,495
4 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	5,000	5,165
4 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	13,150	13,635
4 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	3,575	3,539
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	1,568	1,565
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	9,000	8,932
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,850	1,831
4 Capital Auto Receivables Asset Trust 2015-
1	1.860%	10/21/19	1,573	1,572
4 Capital Auto Receivables Asset Trust 2015-
2	1.730%	9/20/19	1,334	1,334

4 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	2,900	2,894
4 Capital Auto Receivables Asset Trust 2015-
3	1.940%	1/21/20	2,722	2,720
4 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	3,000	2,994
4 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	3,350	3,344
4 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	2,950	2,939
4 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	3,225	3,184
4 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	12,000	11,848
4 Capital One Multi-Asset Execution Trust
2015-A5	1.600%	5/17/21	5,675	5,665
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	8,200	8,040
4 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	8,575	8,452
4 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	11,400	11,211
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	10,300	10,163
4 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	9,475	9,350
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	9,850	9,648
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	15,200	14,933
4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	12,800	12,450
4 CarMax Auto Owner Trust 2014-2	1.610%	10/15/19	1,066	1,064
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	1,438	1,434
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	563	562
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	1,093	1,089
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,575	1,562
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	3,013	3,002
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,300	1,288
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	2,870	2,854
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	2,050	2,025
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	4,875	4,821
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,685	1,642
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,525	4,463
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	3,200	3,146
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	4,775	4,739
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,200	1,191
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	9,075	8,592
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	7,300	7,332
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,285	1,297
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	9,773	9,891
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	2,542	2,541
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	5,133	5,118
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,017
4 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,464
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	3,300	3,308
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	6,575	6,549

4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	3,825	3,805
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	759	775
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	9,483	9,457
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	5,800	5,890
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	8,250	8,054
CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	5,900	5,902
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	14,200	13,738
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,650	3,631
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	8,596	8,484
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	20,440	19,829
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	11,150	11,174
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	8,400	8,251
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	16,950	16,945
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	11,525	11,356
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	9,850	9,584
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	11,650	11,463
4 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	10,460	10,466
4 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	12,342	12,285
4 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	27,675	27,529
4 Citibank Credit Card Issuance Trust 2014-
A8	1.730%	4/9/20	16,450	16,443
4 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	11,325	11,050
4 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	19,400	19,291
4 Citibank Credit Card Issuance Trust 2017-
A9	1.800%	9/20/21	19,680	19,453
4 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	27,800	27,569
4 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	5,450	5,430
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	3,165	3,143
4 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	2,000	1,983
4 Citigroup Commercial Mortgage Trust
2013-GC15	3.161%	9/10/46	2,774	2,779
4 Citigroup Commercial Mortgage Trust
2013-GC15	3.942%	9/10/46	1,200	1,231
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	1,975	2,080
4 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	2,875	3,046
4 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	875	890
4 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	2,900	3,021

Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	1,150	1,210
4 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	1,150	1,238
4 Citigroup Commercial Mortgage Trust
2014-GC19	2.790%	3/10/47	1,801	1,801
4 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	1,150	1,169
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	1,700	1,761
4 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	1,425	1,480
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.477%	5/10/47	625	634
4 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	3,025	3,102
4 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	2,450	2,471
4 Citigroup Commercial Mortgage Trust
2014-GC23	3.622%	7/10/47	3,875	3,921
4 Citigroup Commercial Mortgage Trust
2014-GC25	3.635%	10/10/47	8,525	8,615
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.137%	2/10/48	11,450	11,262
4 Citigroup Commercial Mortgage Trust
2015-GC27	3.571%	2/10/48	4,550	4,513
4 Citigroup Commercial Mortgage Trust
2015-GC29	2.674%	4/10/48	2,260	2,253
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.192%	4/10/48	9,075	8,945
4 Citigroup Commercial Mortgage Trust
2015-GC29	3.758%	4/10/48	4,365	4,348
4 Citigroup Commercial Mortgage Trust
2015-GC31	3.762%	6/10/48	4,625	4,708
4 Citigroup Commercial Mortgage Trust
2015-GC33	3.778%	9/10/58	5,725	5,854
4 Citigroup Commercial Mortgage Trust
2016-C1	3.003%	5/10/49	3,400	3,342
4 Citigroup Commercial Mortgage Trust
2016-C1	3.209%	5/10/49	6,500	6,373
4 Citigroup Commercial Mortgage Trust
2016-C2	2.832%	8/10/49	3,500	3,331
4 Citigroup Commercial Mortgage Trust
2016-GC36	3.616%	2/10/49	11,425	11,519
4 Citigroup Commercial Mortgage Trust
2016-P4	2.902%	7/10/49	3,825	3,668
4 Citigroup Commercial Mortgage Trust
2017-B1	3.458%	8/15/50	13,430	13,316
4 Citigroup Commercial Mortgage Trust
2017-B1	3.711%	8/15/50	2,675	2,678
4 Citigroup Commercial Mortgage Trust
2017-C4	3.471%	10/12/50	8,000	7,954
4 Citigroup Commercial Mortgage Trust
2017-C4	3.764%	10/12/50	2,125	2,137
4 Citigroup Commercial Mortgage Trust
2018-B2	3.788%	3/10/51	2,950	3,036

4	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	15,825	16,429
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,580	2,573
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	2,950	2,976
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,000	4,922
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	3,548	3,542
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,150	5,057
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,469
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	1,120	1,172
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,430	1,434
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,430	1,454
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,910	1,971
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,600	6,913
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,430	1,512
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	63	63
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,700	1,703
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,700	1,734
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	2,275	2,326
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,700	1,764
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	1,150	1,194
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	575	595
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/46	124	123
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	875	877
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	575	587
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	5,850	6,115
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,750	1,823
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	2,908	2,892
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	2,300	2,301
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	3,262	3,320
4	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	4,060	4,261
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,300	1,302
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	1,680	1,756
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	5,246	5,185
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,547	2,534
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	2,375	2,379
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	1,775	1,856
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	1,950	2,041
4	COMM 2014-CCRE14 Mortgage Trust	4.594%	2/10/47	1,175	1,243
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	3,774	3,782
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	1,422	1,448
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	2,641	2,748
4	COMM 2014-CCRE15 Mortgage Trust	4.710%	2/10/47	1,320	1,387
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	2,206	2,253
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	2,950	3,044
4	COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	2,800	2,807
4	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	1,400	1,426
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,225	2,301
4	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	1,375	1,417
4	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	4,315	4,371
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	1,400	1,436
4	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,845	1,886
4	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	8,400	8,607
4	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	2,250	2,297
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,375	2,402
4	COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	4,429	4,449
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	8,575	8,638
4	COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,675	1,678

4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	8,215	8,510
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	5,575	5,595
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	2,225	2,292
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1,129	1,132
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	981	995
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	2,533	2,611
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	709	726
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	449	471
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,675	1,678
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	4,475	4,583
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	5,575	5,658
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	2,144	2,170
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	6,650	6,801
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	5,600	5,604
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	5,600	5,652
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	10,725	10,890
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,800	2,883
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	2,850	2,852
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	7,950	7,871
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	2,850	2,838
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	3,475	3,489
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	5,219	5,242
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	2,325	2,345
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	5,725	5,817
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	11,600	11,742
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	5,900	5,956
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	5,900	5,958
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	1,150	1,146
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	5,894	5,813
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	2,687	2,662
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	8,575	8,694
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	7,000	7,099
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.505%	4/15/50	5,550	5,548
4 CSAIL 2015-C1 Commercial Mortgage
Trust	3.791%	4/15/50	2,825	2,855
4 CSAIL 2015-C1 Commercial Mortgage
Trust	4.044%	4/15/50	2,250	2,275
4 CSAIL 2015-C2 Commercial Mortgage
Trust	1.454%	6/15/57	1,599	1,586
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.504%	6/15/57	7,400	7,387
4 CSAIL 2015-C2 Commercial Mortgage
Trust	3.849%	6/15/57	2,900	2,923
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.448%	8/15/48	4,443	4,492
4 CSAIL 2015-C3 Commercial Mortgage
Trust	3.718%	8/15/48	5,700	5,766
4 CSAIL 2015-C3 Commercial Mortgage
Trust	4.108%	8/15/48	2,625	2,633
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.617%	11/15/48	3,550	3,574
4 CSAIL 2015-C4 Commercial Mortgage
Trust	3.808%	11/15/48	4,600	4,693
4 CSAIL 2016-C7 Commercial Mortgage
Trust	3.502%	11/15/49	11,675	11,650

4	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	10,250	10,209
4	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	8,000	7,973
4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	3,275	3,275
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	4,275	4,222
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	5,000	4,785
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	7,900	7,761
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	2,174	2,143
4	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	14,494	14,262
4	Discover Card Execution Note Trust 2015-
	A3	1.450%	3/15/21	11,575	11,523
4	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	11,500	11,329
4	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	17,900	17,782
4	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	6,250	6,132
4	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	13,150	13,209
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	1,604	1,636
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	8,167	8,286
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	18,025	18,409
3,4	Fannie Mae-Aces 2013-M12	2.392%	3/25/23	11,319	10,964
3,4	Fannie Mae-Aces 2013-M14	2.522%	4/25/23	13,834	13,507
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	17,850	17,955
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	1,029	1,004
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	5,600	5,411
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	11,434	11,415
3,4	Fannie Mae-Aces 2014-M1	3.193%	7/25/23	22,051	22,174
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	10,128	10,066
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	15,597	15,454
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	2,083	2,049
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	6,750	6,695
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	17,626	17,933
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	4,822	4,757
3,4	Fannie Mae-Aces 2014-M3	3.466%	1/25/24	7,825	7,938
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	8,175	8,263
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	19,352	19,238
3,4	Fannie Mae-Aces 2014-M7	3.271%	6/25/24	14,725	14,768
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,934	1,893
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	8,325	8,253
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	10,459	10,394
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	15,000	14,453
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	4,600	4,497
3,4	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	11,600	11,260
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	14,400	14,035
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	10,360	10,036
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	5,650	5,507
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	6,200	6,100
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	16	16
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	10,125	9,749
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	4,653	4,535
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	5,700	5,564
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	14,000	13,044

3,4	Fannie Mae-Aces 2016-M12	2.448%	9/25/26	14,200	13,370
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	10,275	9,913
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	5,800	5,626
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	5,775	5,485
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	12,400	11,752
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	8,500	7,996
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	2,800	2,678
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	4,625	4,380
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	17,939	16,822
3,4	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	9,164	8,678
3,4	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	5,910	5,703
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	4,000	3,891
3,4	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	17,150	17,066
3,4	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	15,725	15,529
3,4	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	6,100	5,943
3,4	Fannie Mae-Aces 2017-M3	2.486%	12/25/26	10,730	10,208
3,4	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	12,000	11,504
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	9,125	8,876
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	12,200	12,083
3,4	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	24,025	23,358
3,10	Federal Housing Administration	7.430%	10/1/20	1	1
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	1,924	1,933
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	2,672	2,688
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	1,479	1,479
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	1,523	1,526
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	13,725	14,126
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.185%	12/25/20	1,025	1,058
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	6,800	6,984
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	18,650	18,655
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	7,835	7,665
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	20,750	20,355
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	11,840	11,615
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K022	2.355%	7/25/22	870	852
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	16,600	16,322
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	16,625	16,428
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K028	3.111%	2/25/23	26,300	26,526
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	16,425	16,719
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	10,790	10,786
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K030	3.250%	4/25/23	17,675	17,931

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	16,452	16,734
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	10,623	10,670
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.310%	5/25/23	17,660	17,967
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	11,675	11,661
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K033	3.060%	7/25/23	19,075	19,177
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	15,354	15,781
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K035	3.458%	8/25/23	19,775	20,249
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	17,403	17,892
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	1,475	1,515
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	4,034	3,998
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	19,450	19,890
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	2,911	2,895
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	10,850	11,048
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	4,947	4,911
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	14,400	14,611
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	14,025	14,176
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	2,456	2,384
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	6,450	6,325
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	2,513	2,480
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	8,400	8,427
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	5,182	5,080
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	9,050	9,047
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	9,175	9,269
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	2,443	2,402
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	6,850	6,970
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	11,600	11,763
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	6,350	6,325
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	10,325	10,492

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	7,025	7,051
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	4,050	4,020
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	10,375	10,121
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	11,200	10,855
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	8,625	8,265
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	15,025	14,426
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	8,475	8,178
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	4,000	3,995
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	4,321	4,373
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	9,800	9,945
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	10,350	10,555
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	25,950	26,418
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	10,700	10,751
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	8,060	8,029
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	6,675	6,709
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	12,000	11,938
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	3,875	3,913
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	5,325	5,352
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	5,800	5,905
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	5,800	5,652
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	10,000	10,014
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	8,700	8,464
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	4,031	4,003
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	17,225	17,187
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	5,775	5,756
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K704	2.412%	8/25/18	2,624	2,622
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	6,563	6,554
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	7,650	7,631

3,4	FHLMC Multifamily Structured Pass
	Through Certificates K709	2.086%	3/25/19	350	349
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	1,475	1,465
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.321%	12/25/18	2,689	2,672
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	23,375	23,149
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	10,814	10,698
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	27,800	27,607
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	23,455	23,568
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	2,145	2,114
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	18,645	18,812
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	11,200	11,259
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	10,860	10,670
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	10,825	10,788
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	3,948	3,845
3,4	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	11,600	11,338
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	7,175	7,225
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	13,150	13,514
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	2,100	2,127
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	2,475	2,494
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	6,180	6,189
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	7,525	7,469
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	7,425	7,245
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	9,000	9,042
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	21,090	21,113
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	12,500	12,467
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	11,000	10,949
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	16,000	16,053
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	1,250	1,270
3,4	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	15,975	16,473
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	2,186	2,180

4 Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	61	61
4 Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	302	302
4 Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	850	846
4 Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	711	709
4 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	1,450	1,442
4 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	1,099	1,095
4 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	1,300	1,290
4 Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	6,650	6,577
4 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	3,975	3,895
4 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	7,726	7,587
4 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	1,065	1,038
4 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	21,225	20,953
4 Ford Credit Floorplan Master Owner Trust
A Series 2016-1	1.760%	2/15/21	11,400	11,309
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-2	2.160%	9/15/22	9,470	9,334
4 Ford Credit Floorplan Master Owner Trust
A Series 2017-3	2.480%	9/15/24	9,800	9,619
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-1	2.950%	5/15/23	13,125	13,145
4 Ford Credit Floorplan Master Owner Trust
A Series 2018-2	3.170%	3/15/25	11,925	11,939
4 GM Financial Automobile Leasing Trust
2015-2	1.850%	7/22/19	1,328	1,327
4 GM Financial Automobile Leasing Trust
2015-3	1.690%	3/20/19	835	834
4 GM Financial Automobile Leasing Trust
2015-3	1.810%	11/20/19	2,975	2,969
4 GM Financial Automobile Leasing Trust
2016-1	1.790%	3/20/20	5,825	5,804
4 GM Financial Automobile Leasing Trust
2016-2	1.620%	9/20/19	4,631	4,615
4 GM Financial Automobile Leasing Trust
2016-3	1.610%	12/20/19	4,100	4,076
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	7,375	7,355
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	1,575	1,568
4 GS Mortgage Securities Corporation II
2013-GC10	2.943%	2/10/46	4,077	4,025
4 GS Mortgage Securities Corporation II
2013-GC10	3.279%	2/10/46	1,529	1,519
4 GS Mortgage Securities Corporation II
2015-GC30	2.726%	5/10/50	4,025	4,000
4 GS Mortgage Securities Corporation II
2015-GC30	3.382%	5/10/50	5,700	5,667
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	3,220	3,279
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	12,453	12,608
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	7,091	7,150
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	5,518	5,428
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	5,682	5,657
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	1,792	1,772
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,546	1,546
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,470	1,507
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	7,350	7,700
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	2,258	2,262
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	1,100	1,123

4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,525	1,599
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	10,725	11,123
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	1,975	2,055
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	2,225	2,254
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	500	505
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,950	2,001
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	7,125	7,352
4 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	1,675	1,737
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,850	1,850
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	3,400	3,430
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	11,450	11,589
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	2,000	2,028
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,700	1,724
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	6,200	6,171
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	5,775	5,850
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	2,275	2,319
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	5,900	5,916
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	5,600	5,616
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	4,425	4,290
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	11,450	10,940
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	3,950	3,943
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	2,925	2,929
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	8,350	8,459
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	3,350	3,377
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	8,250	8,199
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,194	13,074
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,519	3,518
4 Honda Auto Receivables 2015-1 Owner
Trust	1.320%	11/16/20	2,722	2,721
4 Honda Auto Receivables 2015-2 Owner
Trust	1.040%	2/21/19	186	186
4 Honda Auto Receivables 2015-2 Owner
Trust	1.470%	8/23/21	2,500	2,493
4 Honda Auto Receivables 2015-3 Owner
Trust	1.270%	4/18/19	656	655
4 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	1,150	1,145
4 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	3,198	3,185
4 Honda Auto Receivables 2015-4 Owner
Trust	1.440%	1/21/22	1,600	1,584
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	8,389	8,264
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,864	1,825
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	5,850	5,797
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	13,500	13,500
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	3,575	3,569
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	670	669
4 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	242	242
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	1,431	1,427
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	1,129	1,125
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	1,500	1,487
4 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,800	1,790

4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	4,850	4,771
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	3,625	3,517
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	8,028	8,109
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	6,379	6,288
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	7,490	7,570
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	3,750	3,693
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,314	2,301
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,735	1,720
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,600	1,626
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	2,300	2,360
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	9,174	9,566
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,600	1,672
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.949%	12/15/46	1,600	1,684
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	11,478	11,312
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	2,250	2,252
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	850	870
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	4,600	4,720
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	14,325	13,625
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	5,800	5,866
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	4,650	4,697
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	5,700	5,684
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	3,000	2,982
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	4,500	4,498
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,776	1,807
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.031%	7/15/45	1,184	1,212
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	1,680	1,711
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	4,470	4,652
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	1,260	1,308
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	1,719	1,721

4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	420	427
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	2,940	3,061
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	1,680	1,750
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	1,134	1,136
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,650	1,681
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	5,500	5,740
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	1,100	1,146
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.882%	1/15/47	1,650	1,730
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	6,590	6,840
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	1,173	1,223
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.830%	2/15/47	1,422	1,480
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	2,196	2,202
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	2,800	2,840
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	2,800	2,907
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	2,225	2,293
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	1,411	1,427
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	1,375	1,405
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	850	868
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	8,325	8,509
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	2,225	2,272
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	4,175	4,297
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	2,462	2,533
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	2,850	2,854
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	2,275	2,302
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	4,125	4,176
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	9,975	10,110
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	2,775	2,834
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	5,725	5,735

4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	17,150	17,184
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	2,875	2,892
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	2,875	2,854
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	4,695	4,682
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	5,715	5,688
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	3,048	3,009
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	5,725	5,715
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	6,775	6,666
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,725	1,706
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	5,000	4,996
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,963	2,978
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	4,650	4,710
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	5,775	5,862
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	5,675	5,793
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	2,900	2,994
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	2,772	2,816
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	2,960	3,016
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	5,875	5,924
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	5,875	5,925
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	4,230	4,300
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	4,675	4,677
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	17,175	17,390
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	3,200	3,233
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	4,400	4,279
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	2,050	2,016
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	14,250	14,397
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	5,600	5,634
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	3,850	3,799

4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	2,400	2,403
4 LB-UBS Commercial Mortgage Trust 2008-
C1	6.319%	4/15/41	239	239
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	5,525	5,489
4 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	3,700	3,666
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	4,775	4,757
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	800	795
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	1,156	1,152
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	1,175	1,166
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	3,025	3,030
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	3,000	2,959
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.082%	7/15/46	8,000	8,323
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.167%	8/15/46	1,680	1,751
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.367%	8/15/46	840	871
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	2,340	2,345
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,915	4,100
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	1,750	1,752
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	3,500	3,632
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.738%	11/15/46	1,750	1,836
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	3,011	2,970
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	599	592
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	3,475	3,463
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,800	1,791
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	3,475	3,441
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	2,150	2,153
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	1,946	1,950
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	4,695	4,774
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	4,475	4,634
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.633%	2/15/47	1,600	1,689
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	850	851
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	1,125	1,144

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	4,200	4,312
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	1,675	1,729
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	5,000	5,030
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,400	1,439
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.432%	10/15/47	1,675	1,735
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	5,700	5,730
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	3,925	3,955
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	5,050	5,084
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	2,875	2,882
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	10,125	10,045
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	2,500	2,483
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	5,725	5,684
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	4,500	4,473
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	2,875	2,902
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	2,900	2,886
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,750	1,761
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	5,775	5,889
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	6,550	6,628
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	3,475	3,526
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	3,825	3,857
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	4,325	4,345
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	2,950	2,982
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	3,500	3,560
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	4,175	4,194
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	11,975	12,073
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	2,200	2,178
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	1,250	1,242
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	11,700	11,176

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	14,200	13,734
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	11,600	11,819
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	4,625	4,734
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	8,150	8,237
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	5,200	5,241
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	5,725	5,630
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	8,325	8,337
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	284	282
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	7,000	7,004
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,900	2,924
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	4,100	4,173
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	5,850	5,639
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	4,707	4,549
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	11,700	11,069
4 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	5,000	5,028
4 Morgan Stanley Capital I Trust 2016-
UBS12	3.596%	12/15/49	11,625	11,653
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	7,500	7,494
9 National Australia Bank Ltd.	2.250%	3/16/21	16,000	15,707
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	5,250	5,209
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	3,800	3,766
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	1,000	989
4 Nissan Auto Receivables 2013-C Owner
Trust	1.300%	6/15/20	167	167
4 Nissan Auto Receivables 2014-A Owner
Trust	1.340%	8/17/20	490	490
4 Nissan Auto Receivables 2014-B Owner
Trust	1.110%	5/15/19	134	134
4 Nissan Auto Receivables 2015-A Owner
Trust	1.050%	10/15/19	817	815
4 Nissan Auto Receivables 2015-B Owner
Trust	1.340%	3/16/20	1,637	1,630
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	1,750	1,732
4 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	1,215	1,208
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	2,975	2,935
4 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	2,500	2,444
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	5,125	5,063
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	4,250	4,131
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	7,550	7,426
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	3,469	3,385
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	7,025	7,008

4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	5,300	5,310
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	5,750	5,673
Royal Bank of Canada	2.200%	9/23/19	19,475	19,423
Royal Bank of Canada	2.100%	10/14/20	57,900	56,831
4 Royal Bank of Canada	1.875%	2/5/21	8,625	8,488
Royal Bank of Canada	2.300%	3/22/21	8,750	8,648
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	5,390	5,353
4 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	2,075	2,063
4 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	9,000	8,669
4 Synchrony Credit Card Master Note Trust
2015-2	1.600%	4/15/21	3,375	3,374
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	21,306	20,813
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	8,550	8,424
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	9,050	8,870
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	15,750	15,789
4 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	6,545	6,465
4 TIAA Seasoned Commercial Mortgage
Trust 2007-C4	5.477%	8/15/39	405	404
9 Toronto-Dominion Bank	2.250%	3/15/21	13,400	13,170
9 Toronto-Dominion Bank	2.500%	1/18/22	15,000	14,763
4 Toyota Auto Receivables 2015-B Owner
Trust	1.270%	5/15/19	1,302	1,300
4 Toyota Auto Receivables 2015-B Owner
Trust	1.740%	9/15/20	5,200	5,174
4 Toyota Auto Receivables 2015-C Owner
Trust	1.340%	6/17/19	1,206	1,204
4 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	5,000	4,974
4 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	2,219	2,205
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	3,575	3,520
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	4,411	4,374
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	2,525	2,463
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	12,750	12,561
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	7,350	7,296
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,350	2,325
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	10,100	9,999
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	4,800	4,772
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	8,050	7,983
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	2,150	2,150
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	9,700	9,586

4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	4,050	4,058
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	6,450	6,351
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	8,050	8,048
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	3,562	3,554
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	5,325	5,260
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	8,225	8,238
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	4,375	4,471
4 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	7,900	8,015
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	15,850	16,254
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	4,225	4,371
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	4,636	4,624
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	7,716	7,715
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	1,150	1,156
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	15,800	16,353
4 Volkswagen Auto Loan Enhanced Trust
2014-2	1.390%	5/20/21	2,335	2,332
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	9,533	9,415
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,636	1,637
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	1,125	1,140
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	9,925	10,137
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	550	555
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	3,400	3,410
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,961	1,971
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	4,000	4,002
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	5,650	5,648
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	2,850	2,867
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	5,725	5,682
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	3,150	3,087
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	2,275	2,269
4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	14,150	13,965
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	8,500	8,514
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,619	1,628
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	5,800	5,853
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	8,500	8,565

4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,536	1,523
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	14,401	14,112
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	2,850	2,822
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	2,350	2,387
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	3,425	3,512
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	2,925	3,052
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	2,425	2,419
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	4,200	4,163
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	2,275	2,228
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	4,700	4,794
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	2,950	3,007
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	10,375	10,541
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	7,850	7,349
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,800	1,728
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	3,084	3,086
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	6,700	6,704
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	2,350	2,330
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	4,700	4,568
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	4,675	4,747
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	5,275	5,151
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	9,053	8,646
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	11,445	11,312
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	3,243	3,197
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	9,675	9,528
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	5,375	5,366
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	5,350	5,259
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	8,025	8,060
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	2,150	2,175

4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	13,300	13,143
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	8,600	8,631
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	8,500	8,566
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	15,825	16,424
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,742	2,850
4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	10,900	10,740
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	7,425	7,497
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	4,975	5,014
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	4,400	4,492
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	3,100	3,083
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	6,091	5,999
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	4,148	4,115
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,733	1,728
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	820	823
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	3,436	3,394
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	673	667
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	6,000	6,014
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	3,000	2,990
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	1,120	1,144
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	4,470	4,647
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	1,120	1,159
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	850	852
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,250	1,284
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,250	1,316
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,100	2,208
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	1,150	1,151
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	1,150	1,169
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	1,450	1,499

4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	1,150	1,186
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	1,150	1,202
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	1,127	1,130
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	2,300	2,342
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	5,010	5,226
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	575	599
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.658%	12/15/46	862	918
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	3,079	3,082
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,750	1,765
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	2,350	2,448
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.623%	3/15/46	575	611
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	57	57
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	950	966
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	1,250	1,267
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	2,825	2,929
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	950	985
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	1,100	1,104
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	1,100	1,120
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	3,500	3,565
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,675	1,727
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,675	1,715
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	4,000	4,058
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	8,200	8,346
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,675	1,688
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	3,143	3,203
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,675	1,721
4 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	1,125	1,170
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	2,860	2,861

4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,860	2,884
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	1,088	1,090
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	2,800	2,837
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	6,720	6,947
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	2,800	2,887
4	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	8,600	8,446
4	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	10,625	10,626
4	World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	472	471
4	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,530	1,523
4	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	1,997	1,989
4	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	2,975	2,939
4	World Omni Automobile Lease
	Securitization Trust 2016-A	1.610%	1/15/22	3,000	2,975
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $5,195,045)					5,112,539
Corporate Bonds (27.2%)
Finance (8.7%)
	Banking (6.3%)
	American Express Co.	2.200%	10/30/20	18,850	18,570
	American Express Co.	2.500%	8/1/22	7,680	7,385
	American Express Co.	2.650%	12/2/22	10,630	10,251
	American Express Co.	3.400%	2/27/23	11,010	10,965
	American Express Co.	3.000%	10/30/24	17,822	17,090
	American Express Co.	3.625%	12/5/24	12,250	12,136
	American Express Co.	4.050%	12/3/42	2,109	2,107
	American Express Credit Corp.	1.875%	5/3/19	12,000	11,918
	American Express Credit Corp.	2.250%	8/15/19	10,375	10,328
	American Express Credit Corp.	1.700%	10/30/19	2,000	1,972
	American Express Credit Corp.	2.200%	3/3/20	16,900	16,758
	American Express Credit Corp.	2.375%	5/26/20	13,270	13,136
	American Express Credit Corp.	2.600%	9/14/20	25,747	25,511
	American Express Credit Corp.	2.250%	5/5/21	21,301	20,697
	American Express Credit Corp.	2.700%	3/3/22	37,494	36,668
	American Express Credit Corp.	3.300%	5/3/27	23,189	22,456
	Australia & New Zealand Banking Group
	Ltd.	2.250%	6/13/19	16,800	16,699
	Australia & New Zealand Banking Group
	Ltd.	1.600%	7/15/19	20,300	20,001
	Australia & New Zealand Banking Group
	Ltd.	2.050%	9/23/19	4,550	4,506
	Australia & New Zealand Banking Group
	Ltd.	2.125%	8/19/20	7,500	7,334
	Australia & New Zealand Banking Group
	Ltd.	2.250%	11/9/20	14,000	13,730
	Australia & New Zealand Banking Group
	Ltd.	2.700%	11/16/20	14,275	14,123
	Australia & New Zealand Banking Group
	Ltd.	2.300%	6/1/21	7,600	7,413
	Australia & New Zealand Banking Group
	Ltd.	2.550%	11/23/21	7,000	6,837

	Australia & New Zealand Banking Group
	Ltd.	2.625%	5/19/22	12,000	11,692
	Australia & New Zealand Banking Group
	Ltd.	2.625%	11/9/22	14,000	13,586
	Australia & New Zealand Banking Group
	Ltd.	3.700%	11/16/25	12,425	12,562
	Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	16,294	16,200
	Banco Santander SA	3.500%	4/11/22	150	149
	Banco Santander SA	3.125%	2/23/23	10,000	9,704
	Banco Santander SA	5.179%	11/19/25	23,608	24,642
	Banco Santander SA	4.250%	4/11/27	1,000	994
	Banco Santander SA	3.800%	2/23/28	5,006	4,816
	Bancolombia SA	5.950%	6/3/21	9,049	9,596
	Bank of America Corp.	2.650%	4/1/19	4,072	4,070
	Bank of America Corp.	2.250%	4/21/20	24,435	24,037
	Bank of America Corp.	5.625%	7/1/20	3	3
	Bank of America Corp.	2.625%	10/19/20	25,336	25,102
	Bank of America Corp.	2.151%	11/9/20	5,238	5,126
	Bank of America Corp.	5.875%	1/5/21	500	536
	Bank of America Corp.	2.625%	4/19/21	13,710	13,502
	Bank of America Corp.	5.000%	5/13/21	—	—
4	Bank of America Corp.	2.369%	7/21/21	22,695	22,314
4	Bank of America Corp.	2.328%	10/1/21	31,450	30,752
4	Bank of America Corp.	2.738%	1/23/22	19,958	19,637
	Bank of America Corp.	5.700%	1/24/22	150	163
	Bank of America Corp.	2.503%	10/21/22	19,275	18,491
	Bank of America Corp.	3.300%	1/11/23	59,679	59,424
4	Bank of America Corp.	3.124%	1/20/23	5,678	5,621
4	Bank of America Corp.	2.881%	4/24/23	28,325	27,733
4	Bank of America Corp.	2.816%	7/21/23	46,108	44,882
	Bank of America Corp.	4.100%	7/24/23	12,592	12,981
4,9	Bank of America Corp.	3.004%	12/20/23	146,891	143,526
	Bank of America Corp.	4.125%	1/22/24	34,290	35,230
4	Bank of America Corp.	3.550%	3/5/24	12,605	12,634
	Bank of America Corp.	4.000%	4/1/24	13,701	13,952
	Bank of America Corp.	4.200%	8/26/24	43,451	43,895
	Bank of America Corp.	4.000%	1/22/25	49,353	49,166
	Bank of America Corp.	3.950%	4/21/25	42,746	42,167
4	Bank of America Corp.	3.093%	10/1/25	34,158	32,756
4	Bank of America Corp.	3.366%	1/23/26	13,300	12,946
	Bank of America Corp.	4.450%	3/3/26	33,027	33,592
	Bank of America Corp.	3.500%	4/19/26	9,445	9,254
	Bank of America Corp.	4.250%	10/22/26	12,033	12,090
	Bank of America Corp.	3.248%	10/21/27	32,196	30,330
	Bank of America Corp.	4.183%	11/25/27	21,475	21,274
4	Bank of America Corp.	3.824%	1/20/28	25,980	25,598
4	Bank of America Corp.	3.705%	4/24/28	16,117	15,839
4	Bank of America Corp.	3.593%	7/21/28	31,708	30,632
4,9	Bank of America Corp.	3.419%	12/20/28	76,926	73,634
4	Bank of America Corp.	3.970%	3/5/29	20,000	19,978
	Bank of America Corp.	6.110%	1/29/37	12,549	15,023
4	Bank of America Corp.	4.244%	4/24/38	22,358	22,780
	Bank of America Corp.	7.750%	5/14/38	19,966	27,702
	Bank of America Corp.	5.875%	2/7/42	34,883	43,325
	Bank of America Corp.	5.000%	1/21/44	30,846	34,448
	Bank of America Corp.	4.875%	4/1/44	15,251	16,819
	Bank of America Corp.	4.750%	4/21/45	1,500	1,583

4 Bank of America Corp.	4.443%	1/20/48	3,525	3,649
4 Bank of America Corp.	3.946%	1/23/49	17,075	16,313
Bank of America NA	6.000%	10/15/36	9,955	12,364
Bank of Montreal	1.500%	7/18/19	16,575	16,335
Bank of Montreal	2.100%	12/12/19	4,150	4,109
Bank of Montreal	2.100%	6/15/20	5,100	5,009
Bank of Montreal	1.900%	8/27/21	16,375	15,714
Bank of Montreal	2.550%	11/6/22	25,535	24,647
4 Bank of Montreal	3.803%	12/15/32	24,050	22,774
Bank of New York Mellon Corp.	2.200%	5/15/19	375	374
Bank of New York Mellon Corp.	5.450%	5/15/19	5,535	5,703
Bank of New York Mellon Corp.	2.300%	9/11/19	15,750	15,630
Bank of New York Mellon Corp.	4.600%	1/15/20	6,200	6,384
Bank of New York Mellon Corp.	2.150%	2/24/20	5,000	4,933
Bank of New York Mellon Corp.	2.600%	8/17/20	5,125	5,083
Bank of New York Mellon Corp.	2.450%	11/27/20	6,850	6,743
Bank of New York Mellon Corp.	2.500%	4/15/21	14,514	14,242
Bank of New York Mellon Corp.	2.050%	5/3/21	25,328	24,580
Bank of New York Mellon Corp.	3.550%	9/23/21	4,505	4,567
Bank of New York Mellon Corp.	2.600%	2/7/22	10,971	10,767
Bank of New York Mellon Corp.	2.950%	1/29/23	10,000	9,838
4 Bank of New York Mellon Corp.	2.661%	5/16/23	12,160	11,819
Bank of New York Mellon Corp.	2.200%	8/16/23	10,299	9,655
Bank of New York Mellon Corp.	3.650%	2/4/24	6,787	6,855
Bank of New York Mellon Corp.	3.400%	5/15/24	1,070	1,068
Bank of New York Mellon Corp.	3.250%	9/11/24	13,790	13,621
Bank of New York Mellon Corp.	3.000%	2/24/25	5,753	5,543
Bank of New York Mellon Corp.	2.800%	5/4/26	6,271	5,882
Bank of New York Mellon Corp.	2.450%	8/17/26	6,381	5,788
Bank of New York Mellon Corp.	3.250%	5/16/27	22,248	21,426
Bank of New York Mellon Corp.	3.400%	1/29/28	7,445	7,272
4 Bank of New York Mellon Corp.	3.442%	2/7/28	7,225	7,089
Bank of New York Mellon Corp.	3.000%	10/30/28	5,100	4,695
Bank of New York Mellon Corp.	3.300%	8/23/29	4,200	3,946
Bank of Nova Scotia	2.050%	6/5/19	10,800	10,699
Bank of Nova Scotia	1.650%	6/14/19	17,405	17,188
Bank of Nova Scotia	2.150%	7/14/20	200	196
Bank of Nova Scotia	2.350%	10/21/20	22,500	22,145
Bank of Nova Scotia	4.375%	1/13/21	1,811	1,870
Bank of Nova Scotia	2.800%	7/21/21	37,938	37,710
Bank of Nova Scotia	2.700%	3/7/22	12,510	12,283
Bank of Nova Scotia	2.450%	9/19/22	1,570	1,515
Bank of Nova Scotia	4.500%	12/16/25	31,755	32,409
Bank One Capital III	8.750%	9/1/30	1,100	1,560
Bank One Corp.	7.625%	10/15/26	1,980	2,447
Bank One Corp.	8.000%	4/29/27	1,500	1,939
Barclays Bank plc	5.140%	10/14/20	1,435	1,480
Barclays Bank plc	2.650%	1/11/21	7,300	7,201
Barclays plc	2.750%	11/8/19	14,373	14,252
Barclays plc	2.875%	6/8/20	15,050	14,924
Barclays plc	3.250%	1/12/21	21,565	21,467
Barclays plc	3.200%	8/10/21	21,350	21,088
Barclays plc	3.684%	1/10/23	26,615	26,362
Barclays plc	4.375%	9/11/24	18,800	18,368
Barclays plc	3.650%	3/16/25	32,290	31,071
Barclays plc	4.375%	1/12/26	24,151	24,263
Barclays plc	5.200%	5/12/26	18,600	18,767

Barclays plc	4.337%	1/10/28	24,212	23,970
Barclays plc	4.836%	5/9/28	22,247	21,781
Barclays plc	5.250%	8/17/45	7,730	8,165
Barclays plc	4.950%	1/10/47	14,013	14,261
BB&T Corp.	2.050%	6/19/18	11,955	11,947
BB&T Corp.	6.850%	4/30/19	8,193	8,546
BB&T Corp.	5.250%	11/1/19	10,240	10,606
BB&T Corp.	2.450%	1/15/20	14,620	14,484
BB&T Corp.	2.150%	2/1/21	7,375	7,216
BB&T Corp.	2.050%	5/10/21	15,261	14,803
BB&T Corp.	2.750%	4/1/22	6,350	6,214
BB&T Corp.	2.850%	10/26/24	6,832	6,544
BNP Paribas SA	2.375%	5/21/20	7,003	6,925
BNP Paribas SA	5.000%	1/15/21	40,606	42,745
BNP Paribas SA	3.250%	3/3/23	21,285	21,137
BNP Paribas SA	4.250%	10/15/24	2,500	2,524
BPCE SA	2.500%	7/15/19	5,750	5,723
BPCE SA	2.250%	1/27/20	4,700	4,631
BPCE SA	2.650%	2/3/21	7,707	7,605
BPCE SA	2.750%	12/2/21	8,920	8,736
9 BPCE SA	3.000%	5/22/22	5,500	5,386
BPCE SA	4.000%	4/15/24	21,067	21,322
BPCE SA	3.375%	12/2/26	4,700	4,552
Branch Banking & Trust Co.	1.450%	5/10/19	9,525	9,386
Branch Banking & Trust Co.	2.100%	1/15/20	14,725	14,518
Branch Banking & Trust Co.	2.250%	6/1/20	17,925	17,622
Branch Banking & Trust Co.	2.850%	4/1/21	385	383
Branch Banking & Trust Co.	2.625%	1/15/22	9,500	9,270
Branch Banking & Trust Co.	3.625%	9/16/25	18,853	18,734
Branch Banking & Trust Co.	3.800%	10/30/26	3,025	3,033
Canadian Imperial Bank of Commerce	1.600%	9/6/19	8,730	8,595
Canadian Imperial Bank of Commerce	2.100%	10/5/20	12,400	12,125
Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,800	9,669
Canadian Imperial Bank of Commerce	2.550%	6/16/22	19,752	19,194
Capital One Bank USA NA	2.300%	6/5/19	9,325	9,261
Capital One Bank USA NA	8.800%	7/15/19	5,975	6,398
Capital One Bank USA NA	3.375%	2/15/23	27,453	26,739
Capital One Financial Corp.	2.450%	4/24/19	10,394	10,336
Capital One Financial Corp.	2.500%	5/12/20	15,900	15,651
Capital One Financial Corp.	2.400%	10/30/20	7,000	6,860
Capital One Financial Corp.	4.750%	7/15/21	3,963	4,133
Capital One Financial Corp.	3.050%	3/9/22	1,385	1,361
Capital One Financial Corp.	3.200%	1/30/23	14,085	13,705
Capital One Financial Corp.	3.500%	6/15/23	4,510	4,451
Capital One Financial Corp.	3.750%	4/24/24	7,828	7,800
Capital One Financial Corp.	3.300%	10/30/24	10,050	9,699
Capital One Financial Corp.	3.200%	2/5/25	1,735	1,663
Capital One Financial Corp.	4.200%	10/29/25	10,885	10,772
Capital One Financial Corp.	3.750%	7/28/26	11,520	10,907
Capital One Financial Corp.	3.750%	3/9/27	8,055	7,753
Capital One Financial Corp.	3.800%	1/31/28	16,311	15,783
Capital One NA	2.400%	9/5/19	8,535	8,455
Capital One NA	1.850%	9/13/19	7,150	7,024
Capital One NA	2.350%	1/31/20	14,825	14,577
Capital One NA	2.950%	7/23/21	9,181	9,072
Capital One NA	2.250%	9/13/21	16,900	16,256
Capital One NA	2.650%	8/8/22	15,250	14,703

	Citibank NA	1.850%	9/18/19	22,025	21,723
	Citibank NA	2.100%	6/12/20	15,750	15,427
	Citibank NA	2.125%	10/20/20	47,301	46,186
	Citibank NA	2.850%	2/12/21	13,000	12,890
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	10,588	11,432
	Citigroup Inc.	1.750%	5/1/18	21,947	21,936
	Citigroup Inc.	2.550%	4/8/19	16,555	16,516
	Citigroup Inc.	2.050%	6/7/19	9,975	9,881
	Citigroup Inc.	2.500%	7/29/19	2,675	2,663
	Citigroup Inc.	2.450%	1/10/20	16,425	16,263
	Citigroup Inc.	2.400%	2/18/20	18,315	18,104
	Citigroup Inc.	5.375%	8/9/20	11,673	12,261
	Citigroup Inc.	2.650%	10/26/20	28,948	28,590
	Citigroup Inc.	2.700%	3/30/21	39,335	38,765
	Citigroup Inc.	2.350%	8/2/21	7,128	6,907
	Citigroup Inc.	2.900%	12/8/21	45,878	45,105
	Citigroup Inc.	4.500%	1/14/22	35,933	37,223
	Citigroup Inc.	2.750%	4/25/22	2,800	2,726
	Citigroup Inc.	4.050%	7/30/22	10,570	10,790
	Citigroup Inc.	2.700%	10/27/22	9,950	9,585
4	Citigroup Inc.	3.142%	1/24/23	19,550	19,304
	Citigroup Inc.	3.375%	3/1/23	5,600	5,584
	Citigroup Inc.	3.500%	5/15/23	19,623	19,381
4	Citigroup Inc.	2.876%	7/24/23	15,500	15,075
	Citigroup Inc.	3.875%	10/25/23	13,345	13,517
	Citigroup Inc.	3.750%	6/16/24	26,477	26,597
	Citigroup Inc.	4.000%	8/5/24	18,929	18,890
	Citigroup Inc.	3.875%	3/26/25	10,438	10,288
	Citigroup Inc.	3.300%	4/27/25	7,882	7,614
	Citigroup Inc.	4.400%	6/10/25	52,319	53,111
	Citigroup Inc.	5.500%	9/13/25	11,753	12,718
	Citigroup Inc.	3.700%	1/12/26	9,425	9,297
	Citigroup Inc.	4.600%	3/9/26	22,967	23,451
	Citigroup Inc.	3.400%	5/1/26	12,539	12,097
	Citigroup Inc.	3.200%	10/21/26	40,907	38,775
	Citigroup Inc.	4.450%	9/29/27	24,160	24,396
4	Citigroup Inc.	3.887%	1/10/28	8,857	8,800
4	Citigroup Inc.	3.668%	7/24/28	35,604	34,601
	Citigroup Inc.	4.125%	7/25/28	13,175	13,013
4	Citigroup Inc.	3.520%	10/27/28	24,330	23,481
	Citigroup Inc.	6.625%	6/15/32	4,370	5,319
	Citigroup Inc.	6.000%	10/31/33	7,445	8,756
	Citigroup Inc.	6.125%	8/25/36	13,964	16,606
4	Citigroup Inc.	3.878%	1/24/39	23,600	22,707
	Citigroup Inc.	8.125%	7/15/39	26,555	40,130
	Citigroup Inc.	5.875%	1/30/42	13,988	17,227
	Citigroup Inc.	6.675%	9/13/43	5,269	6,832
	Citigroup Inc.	4.950%	11/7/43	3,036	3,296
	Citigroup Inc.	5.300%	5/6/44	10,269	11,238
	Citigroup Inc.	4.650%	7/30/45	11,451	12,129
	Citigroup Inc.	4.750%	5/18/46	8,237	8,300
4	Citigroup Inc.	4.281%	4/24/48	10,433	10,504
	Citizens Bank NA	2.450%	12/4/19	4,550	4,501
	Citizens Bank NA	2.250%	3/2/20	5,000	4,917
	Citizens Bank NA	2.200%	5/26/20	12,485	12,249
	Citizens Bank NA	2.250%	10/30/20	10,000	9,751
	Citizens Bank NA	2.550%	5/13/21	7,230	7,045

Citizens Bank NA	2.650%	5/26/22	9,175	8,930
Citizens Bank NA	3.700%	3/29/23	5,000	5,003
Citizens Financial Group Inc.	2.375%	7/28/21	1,750	1,702
Citizens Financial Group Inc.	4.300%	12/3/25	6,303	6,383
Comerica Bank	4.000%	7/27/25	50	50
Comerica Inc.	2.125%	5/23/19	2,337	2,318
Commonwealth Bank of Australia	2.300%	9/6/19	17,350	17,216
Commonwealth Bank of Australia	2.400%	11/2/20	12,850	12,614
Commonwealth Bank of Australia	2.550%	3/15/21	8,395	8,251
9 Commonwealth Bank of Australia	2.750%	3/10/22	15,000	14,745
Compass Bank	2.750%	9/29/19	3,858	3,837
Compass Bank	2.875%	6/29/22	19,250	18,663
Cooperatieve Rabobank UA	2.250%	1/14/20	23,000	22,692
Cooperatieve Rabobank UA	2.500%	1/19/21	51,750	50,868
Cooperatieve Rabobank UA	2.750%	1/10/22	12,052	11,817
Cooperatieve Rabobank UA	3.875%	2/8/22	41,338	42,138
Cooperatieve Rabobank UA	3.950%	11/9/22	40,648	40,981
Cooperatieve Rabobank UA	4.625%	12/1/23	17,615	18,336
Cooperatieve Rabobank UA	3.375%	5/21/25	19,104	18,796
Cooperatieve Rabobank UA	4.375%	8/4/25	14,953	15,066
Cooperatieve Rabobank UA	3.750%	7/21/26	12,005	11,577
Cooperatieve Rabobank UA	5.250%	5/24/41	10,318	12,261
Cooperatieve Rabobank UA	5.750%	12/1/43	10,950	13,067
Cooperatieve Rabobank UA	5.250%	8/4/45	11,020	12,359
Credit Suisse AG	2.300%	5/28/19	44,109	43,823
Credit Suisse AG	5.300%	8/13/19	12,525	12,912
Credit Suisse AG	5.400%	1/14/20	8,516	8,814
Credit Suisse AG	4.375%	8/5/20	7,310	7,504
Credit Suisse AG	3.000%	10/29/21	29,194	28,861
Credit Suisse AG	3.625%	9/9/24	27,799	27,575
9 Credit Suisse Group AG	3.574%	1/9/23	10,000	9,935
9 Credit Suisse Group AG	4.282%	1/9/28	25,500	25,536
Credit Suisse Group Funding Guernsey
Ltd.	2.750%	3/26/20	2,850	2,823
Credit Suisse Group Funding Guernsey
Ltd.	3.125%	12/10/20	12,850	12,794
Credit Suisse Group Funding Guernsey
Ltd.	3.450%	4/16/21	36,845	36,811
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	9/15/22	21,375	21,467
Credit Suisse Group Funding Guernsey
Ltd.	3.800%	6/9/23	14,780	14,770
Credit Suisse Group Funding Guernsey
Ltd.	3.750%	3/26/25	31,950	31,194
Credit Suisse Group Funding Guernsey
Ltd.	4.550%	4/17/26	1,000	1,023
Credit Suisse Group Funding Guernsey
Ltd.	4.875%	5/15/45	17,058	18,068
Credit Suisse USA Inc.	7.125%	7/15/32	11,221	14,944
Deutsche Bank AG	2.850%	5/10/19	9,279	9,246
Deutsche Bank AG	2.700%	7/13/20	19,000	18,622
Deutsche Bank AG	2.950%	8/20/20	7,776	7,643
Deutsche Bank AG	3.125%	1/13/21	11,907	11,733
Deutsche Bank AG	3.150%	1/22/21	15,250	15,032
Deutsche Bank AG	3.375%	5/12/21	10,979	10,859
Deutsche Bank AG	4.250%	10/14/21	20,001	20,288
Deutsche Bank AG	3.300%	11/16/22	27,156	26,390

Deutsche Bank AG	3.950%	2/27/23	25,000	24,863
Deutsche Bank AG	3.700%	5/30/24	27,739	26,796
Deutsche Bank AG	4.100%	1/13/26	8,010	7,759
Discover Bank	3.100%	6/4/20	4,597	4,579
Discover Bank	3.200%	8/9/21	4,701	4,652
Discover Bank	3.350%	2/6/23	9,000	8,839
Discover Bank	4.200%	8/8/23	17,774	18,083
Discover Bank	4.250%	3/13/26	2,675	2,701
Discover Bank	3.450%	7/27/26	8,250	7,773
Discover Financial Services	5.200%	4/27/22	1,817	1,905
Discover Financial Services	3.850%	11/21/22	9,695	9,766
Discover Financial Services	3.950%	11/6/24	5,625	5,601
Discover Financial Services	3.750%	3/4/25	5,800	5,620
Discover Financial Services	4.100%	2/9/27	6,500	6,443
Fifth Third Bancorp	2.875%	7/27/20	575	572
Fifth Third Bancorp	3.500%	3/15/22	2,751	2,761
Fifth Third Bancorp	4.300%	1/16/24	11,324	11,602
Fifth Third Bancorp	3.950%	3/14/28	7,860	7,870
Fifth Third Bancorp	8.250%	3/1/38	8,822	12,567
Fifth Third Bank	2.375%	4/25/19	11,700	11,654
Fifth Third Bank	1.625%	9/27/19	7,700	7,561
Fifth Third Bank	2.200%	10/30/20	2,900	2,827
Fifth Third Bank	2.250%	6/14/21	13,551	13,166
Fifth Third Bank	2.875%	10/1/21	7,504	7,411
Fifth Third Bank	3.850%	3/15/26	5,502	5,424
First Horizon National Corp.	3.500%	12/15/20	3,500	3,519
First Niagara Financial Group Inc.	6.750%	3/19/20	1,875	1,999
First Republic Bank	2.375%	6/17/19	4,100	4,073
First Republic Bank	2.500%	6/6/22	11,850	11,466
First Republic Bank	4.375%	8/1/46	2,375	2,365
First Republic Bank	4.625%	2/13/47	2,875	2,951
FirstMerit Bank NA	4.270%	11/25/26	5,750	5,823
Goldman Sachs Capital I	6.345%	2/15/34	12,675	15,083
Goldman Sachs Group Inc.	7.500%	2/15/19	24,562	25,535
Goldman Sachs Group Inc.	1.950%	7/23/19	3,500	3,463
Goldman Sachs Group Inc.	2.550%	10/23/19	25,544	25,407
Goldman Sachs Group Inc.	2.300%	12/13/19	23,650	23,412
Goldman Sachs Group Inc.	5.375%	3/15/20	38,801	40,440
Goldman Sachs Group Inc.	2.600%	4/23/20	21,524	21,285
Goldman Sachs Group Inc.	6.000%	6/15/20	34,979	37,000
Goldman Sachs Group Inc.	2.750%	9/15/20	22,461	22,209
Goldman Sachs Group Inc.	2.875%	2/25/21	15,650	15,464
Goldman Sachs Group Inc.	2.625%	4/25/21	22,300	21,777
Goldman Sachs Group Inc.	5.250%	7/27/21	14,769	15,642
Goldman Sachs Group Inc.	2.350%	11/15/21	19,950	19,268
Goldman Sachs Group Inc.	5.750%	1/24/22	62,388	67,449
Goldman Sachs Group Inc.	3.000%	4/26/22	37,764	37,072
4 Goldman Sachs Group Inc.	2.876%	10/31/22	53,302	52,170
Goldman Sachs Group Inc.	3.625%	1/22/23	31,109	31,201
Goldman Sachs Group Inc.	3.200%	2/23/23	14,550	14,303
4 Goldman Sachs Group Inc.	2.908%	6/5/23	24,641	23,960
4 Goldman Sachs Group Inc.	2.905%	7/24/23	24,500	23,838
Goldman Sachs Group Inc.	4.000%	3/3/24	71,721	72,561
Goldman Sachs Group Inc.	3.850%	7/8/24	13,679	13,718
Goldman Sachs Group Inc.	3.500%	1/23/25	27,144	26,608
Goldman Sachs Group Inc.	3.750%	5/22/25	128	126
4 Goldman Sachs Group Inc.	3.272%	9/29/25	40,322	38,710

Goldman Sachs Group Inc.	4.250%	10/21/25	13,620	13,669
Goldman Sachs Group Inc.	3.750%	2/25/26	30,969	30,397
Goldman Sachs Group Inc.	3.500%	11/16/26	36,235	34,813
Goldman Sachs Group Inc.	5.950%	1/15/27	9,251	10,355
Goldman Sachs Group Inc.	3.850%	1/26/27	35,168	34,599
4 Goldman Sachs Group Inc.	3.691%	6/5/28	25,550	24,884
4 Goldman Sachs Group Inc.	3.814%	4/23/29	19,435	19,019
Goldman Sachs Group Inc.	6.125%	2/15/33	28,681	34,338
Goldman Sachs Group Inc.	6.450%	5/1/36	24,716	29,944
Goldman Sachs Group Inc.	6.750%	10/1/37	40,617	50,751
4 Goldman Sachs Group Inc.	4.017%	10/31/38	30,359	29,233
Goldman Sachs Group Inc.	6.250%	2/1/41	28,852	36,538
Goldman Sachs Group Inc.	4.800%	7/8/44	29,808	31,872
Goldman Sachs Group Inc.	5.150%	5/22/45	27,669	29,699
Goldman Sachs Group Inc.	4.750%	10/21/45	6,879	7,348
HSBC Bank USA NA	4.875%	8/24/20	26,609	27,524
HSBC Bank USA NA	5.875%	11/1/34	7,490	9,211
HSBC Bank USA NA	5.625%	8/15/35	3,794	4,576
HSBC Bank USA NA	7.000%	1/15/39	7,909	11,054
HSBC Holdings plc	3.400%	3/8/21	36,300	36,510
HSBC Holdings plc	5.100%	4/5/21	41,620	43,721
HSBC Holdings plc	2.950%	5/25/21	36,328	35,938
HSBC Holdings plc	2.650%	1/5/22	31,513	30,627
HSBC Holdings plc	4.875%	1/14/22	3,760	3,950
HSBC Holdings plc	4.000%	3/30/22	12,381	12,650
4 HSBC Holdings plc	3.262%	3/13/23	18,032	17,757
HSBC Holdings plc	3.600%	5/25/23	21,900	21,916
4 HSBC Holdings plc	3.033%	11/22/23	6,850	6,684
HSBC Holdings plc	4.250%	3/14/24	30,403	30,571
HSBC Holdings plc	4.250%	8/18/25	12,107	12,043
HSBC Holdings plc	4.300%	3/8/26	39,675	40,630
HSBC Holdings plc	3.900%	5/25/26	40,250	40,155
HSBC Holdings plc	4.375%	11/23/26	16,581	16,500
4 HSBC Holdings plc	4.041%	3/13/28	32,403	32,334
HSBC Holdings plc	7.625%	5/17/32	1,946	2,530
HSBC Holdings plc	7.350%	11/27/32	2,040	2,622
HSBC Holdings plc	6.500%	5/2/36	13,304	16,487
HSBC Holdings plc	6.500%	9/15/37	33,945	42,302
HSBC Holdings plc	6.800%	6/1/38	5,699	7,330
HSBC Holdings plc	6.100%	1/14/42	6,830	8,812
HSBC Holdings plc	5.250%	3/14/44	29,003	31,726
HSBC USA Inc.	2.250%	6/23/19	6,625	6,573
HSBC USA Inc.	2.375%	11/13/19	22,150	21,925
HSBC USA Inc.	2.350%	3/5/20	16,765	16,524
HSBC USA Inc.	2.750%	8/7/20	5,225	5,176
HSBC USA Inc.	5.000%	9/27/20	8,852	9,205
HSBC USA Inc.	3.500%	6/23/24	7,350	7,310
Huntington Bancshares Inc.	7.000%	12/15/20	4,200	4,585
Huntington Bancshares Inc.	3.150%	3/14/21	3,525	3,505
Huntington Bancshares Inc.	2.300%	1/14/22	10,168	9,733
Huntington Bancshares Inc.	4.350%	2/4/23	2,750	2,819
Huntington National Bank	2.375%	3/10/20	19,000	18,720
Huntington National Bank	2.400%	4/1/20	12,075	11,928
Huntington National Bank	2.875%	8/20/20	7,750	7,723
Huntington National Bank	2.500%	8/7/22	12,000	11,564
9 ING Bank NV	2.450%	3/16/20	20,000	19,708
ING Groep NV	3.150%	3/29/22	6,932	6,831

ING Groep NV	3.950%	3/29/27	13,967	13,818
9 Intesa Sanpaolo SPA	6.500%	2/24/21	100	108
Intesa Sanpaolo SPA	5.250%	1/12/24	26,181	27,612
JPMorgan Chase & Co.	6.300%	4/23/19	25,170	26,081
JPMorgan Chase & Co.	2.200%	10/22/19	5,161	5,107
JPMorgan Chase & Co.	2.250%	1/23/20	51,415	50,737
JPMorgan Chase & Co.	2.750%	6/23/20	50,831	50,501
JPMorgan Chase & Co.	4.400%	7/22/20	5,303	5,457
JPMorgan Chase & Co.	4.250%	10/15/20	15,190	15,614
JPMorgan Chase & Co.	2.550%	10/29/20	24,283	23,934
JPMorgan Chase & Co.	2.550%	3/1/21	21,053	20,708
JPMorgan Chase & Co.	4.625%	5/10/21	4,626	4,819
JPMorgan Chase & Co.	2.400%	6/7/21	9,195	8,993
JPMorgan Chase & Co.	2.295%	8/15/21	53,553	51,915
JPMorgan Chase & Co.	4.350%	8/15/21	25,609	26,490
JPMorgan Chase & Co.	4.500%	1/24/22	31,868	33,124
JPMorgan Chase & Co.	3.250%	9/23/22	20,782	20,656
JPMorgan Chase & Co.	2.972%	1/15/23	46,958	45,976
JPMorgan Chase & Co.	3.200%	1/25/23	50,072	49,549
4 JPMorgan Chase & Co.	2.776%	4/25/23	20,000	19,525
JPMorgan Chase & Co.	3.375%	5/1/23	28,849	28,383
JPMorgan Chase & Co.	2.700%	5/18/23	18,276	17,598
JPMorgan Chase & Co.	3.875%	2/1/24	25,292	25,738
JPMorgan Chase & Co.	3.625%	5/13/24	46,657	46,423
JPMorgan Chase & Co.	3.875%	9/10/24	32,922	32,844
JPMorgan Chase & Co.	3.125%	1/23/25	27,752	26,696
4 JPMorgan Chase & Co.	3.220%	3/1/25	21,563	20,992
JPMorgan Chase & Co.	3.900%	7/15/25	26,849	27,062
JPMorgan Chase & Co.	3.300%	4/1/26	55,805	53,921
JPMorgan Chase & Co.	3.200%	6/15/26	26,030	24,843
JPMorgan Chase & Co.	2.950%	10/1/26	28,307	26,554
JPMorgan Chase & Co.	4.125%	12/15/26	21,393	21,394
JPMorgan Chase & Co.	4.250%	10/1/27	10,907	10,989
JPMorgan Chase & Co.	3.625%	12/1/27	10,618	10,167
4 JPMorgan Chase & Co.	3.782%	2/1/28	23,606	23,375
4 JPMorgan Chase & Co.	3.540%	5/1/28	47,950	46,807
4 JPMorgan Chase & Co.	3.509%	1/23/29	29,450	28,437
JPMorgan Chase & Co.	6.400%	5/15/38	25,737	33,457
4 JPMorgan Chase & Co.	3.882%	7/24/38	26,718	25,910
JPMorgan Chase & Co.	5.500%	10/15/40	36,271	42,861
JPMorgan Chase & Co.	5.600%	7/15/41	12,745	15,378
JPMorgan Chase & Co.	5.400%	1/6/42	9,611	11,366
JPMorgan Chase & Co.	5.625%	8/16/43	6,869	7,985
JPMorgan Chase & Co.	4.850%	2/1/44	2,050	2,262
JPMorgan Chase & Co.	4.950%	6/1/45	10,210	10,959
4 JPMorgan Chase & Co.	4.260%	2/22/48	19,283	19,282
4 JPMorgan Chase & Co.	4.032%	7/24/48	21,847	21,088
4 JPMorgan Chase & Co.	3.964%	11/15/48	23,070	22,151
4 JPMorgan Chase & Co.	3.897%	1/23/49	20,400	19,418
JPMorgan Chase Bank NA	1.650%	9/23/19	14,625	14,412
4 JPMorgan Chase Bank NA	2.604%	2/1/21	17,775	17,658
KeyBank NA	2.500%	12/15/19	5,500	5,460
KeyBank NA	2.250%	3/16/20	3,030	2,987
KeyBank NA	2.500%	11/22/21	3,519	3,436
KeyBank NA	2.400%	6/9/22	2,695	2,608
KeyBank NA	2.300%	9/14/22	9,850	9,478
KeyBank NA	3.375%	3/7/23	6,000	6,021

KeyBank NA	3.300%	6/1/25	7,726	7,613
KeyBank NA	3.400%	5/20/26	12,750	12,263
4 KeyBank NA	3.180%	10/15/27	500	498
KeyBank NA	6.950%	2/1/28	1,290	1,592
KeyCorp	2.900%	9/15/20	1,284	1,279
KeyCorp	5.100%	3/24/21	9,282	9,784
Lloyds Bank plc	2.700%	8/17/20	8,200	8,111
Lloyds Bank plc	6.375%	1/21/21	11,050	11,954
Lloyds Bank plc	3.500%	5/14/25	500	494
Lloyds Banking Group plc	3.100%	7/6/21	100	99
Lloyds Banking Group plc	3.000%	1/11/22	9,904	9,722
4 Lloyds Banking Group plc	2.907%	11/7/23	16,400	15,819
Lloyds Banking Group plc	4.500%	11/4/24	13,001	13,094
Lloyds Banking Group plc	4.582%	12/10/25	37,055	37,002
Lloyds Banking Group plc	4.650%	3/24/26	10,582	10,621
Lloyds Banking Group plc	3.750%	1/11/27	13,482	13,027
Lloyds Banking Group plc	4.375%	3/22/28	7,950	8,021
4 Lloyds Banking Group plc	3.574%	11/7/28	16,400	15,467
Lloyds Banking Group plc	5.300%	12/1/45	2,289	2,432
Lloyds Banking Group plc	4.344%	1/9/48	16,650	15,490
Manufacturers & Traders Trust Co.	2.250%	7/25/19	8,000	7,944
Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,950	14,706
Manufacturers & Traders Trust Co.	2.625%	1/25/21	2,000	1,971
Manufacturers & Traders Trust Co.	2.500%	5/18/22	1,250	1,213
Manufacturers & Traders Trust Co.	2.900%	2/6/25	8,326	8,102
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	23,333	23,177
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	30,090	29,019
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	25,100	24,332
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,500	12,467
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	2,500	2,376
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	14,000	14,006
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	32,250	32,242
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	9,325	8,600
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,600	30,219
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,400	24,282
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	5,500	5,530
Mizuho Financial Group Inc.	2.953%	2/28/22	500	490
Mizuho Financial Group Inc.	3.549%	3/5/23	13,200	13,126
Mizuho Financial Group Inc.	3.663%	2/28/27	2,000	1,970
Mizuho Financial Group Inc.	4.018%	3/5/28	18,425	18,491
Morgan Stanley	2.500%	1/24/19	32,022	31,952
Morgan Stanley	2.450%	2/1/19	18,990	18,941
Morgan Stanley	7.300%	5/13/19	39,349	41,203
Morgan Stanley	2.375%	7/23/19	19,458	19,339
Morgan Stanley	5.625%	9/23/19	35,232	36,557
Morgan Stanley	5.500%	1/26/20	8,164	8,515
Morgan Stanley	2.650%	1/27/20	23,022	22,842
Morgan Stanley	2.800%	6/16/20	20,532	20,369
Morgan Stanley	5.500%	7/24/20	3,142	3,298
Morgan Stanley	5.750%	1/25/21	21,310	22,710
Morgan Stanley	2.500%	4/21/21	5,114	4,999
Morgan Stanley	5.500%	7/28/21	12,171	12,989
Morgan Stanley	2.625%	11/17/21	46,617	45,501
Morgan Stanley	2.750%	5/19/22	31,373	30,550
Morgan Stanley	4.875%	11/1/22	22,488	23,478
Morgan Stanley	3.125%	1/23/23	11,825	11,652
Morgan Stanley	3.750%	2/25/23	66,485	67,204

Morgan Stanley	4.100%	5/22/23	21,836	22,101
Morgan Stanley	3.875%	4/29/24	43,263	43,561
Morgan Stanley	3.700%	10/23/24	45,194	44,812
Morgan Stanley	4.000%	7/23/25	43,783	44,020
Morgan Stanley	5.000%	11/24/25	21,864	22,831
Morgan Stanley	3.875%	1/27/26	39,041	38,783
Morgan Stanley	3.125%	7/27/26	33,101	31,105
Morgan Stanley	6.250%	8/9/26	11,727	13,644
Morgan Stanley	4.350%	9/8/26	25,860	25,907
Morgan Stanley	3.625%	1/20/27	33,300	32,517
Morgan Stanley	3.950%	4/23/27	16,801	16,310
4 Morgan Stanley	3.591%	7/22/28	50,325	48,610
4 Morgan Stanley	3.772%	1/24/29	17,325	17,043
Morgan Stanley	7.250%	4/1/32	7,677	10,142
4 Morgan Stanley	3.971%	7/22/38	21,157	20,601
Morgan Stanley	6.375%	7/24/42	33,687	43,436
Morgan Stanley	4.300%	1/27/45	36,463	36,577
Morgan Stanley	4.375%	1/22/47	12,300	12,553
MUFG Americas Holdings Corp.	2.250%	2/10/20	10,850	10,673
MUFG Americas Holdings Corp.	3.500%	6/18/22	16,668	16,754
MUFG Americas Holdings Corp.	3.000%	2/10/25	7,500	7,232
9 MUFG Bank Ltd.	2.300%	3/5/20	100	99
MUFG Union Bank NA	2.250%	5/6/19	4,925	4,889
National Australia Bank Ltd.	1.375%	7/12/19	9,500	9,347
National Australia Bank Ltd.	2.125%	5/22/20	25,800	25,296
National Australia Bank Ltd.	2.625%	1/14/21	10,247	10,099
National Australia Bank Ltd.	1.875%	7/12/21	9,654	9,273
National Australia Bank Ltd.	2.800%	1/10/22	6,004	5,910
National Australia Bank Ltd.	2.500%	5/22/22	18,174	17,613
National Australia Bank Ltd.	3.000%	1/20/23	850	836
National Australia Bank Ltd.	2.875%	4/12/23	750	731
National Australia Bank Ltd.	3.375%	1/14/26	6,752	6,643
National Australia Bank Ltd.	2.500%	7/12/26	20,034	18,329
National Bank of Canada	2.150%	6/12/20	10,300	10,125
National Bank of Canada	2.200%	11/2/20	10,535	10,308
National City Corp.	6.875%	5/15/19	1,690	1,764
Northern Trust Corp.	3.450%	11/4/20	7,820	7,949
Northern Trust Corp.	3.375%	8/23/21	2,043	2,075
Northern Trust Corp.	2.375%	8/2/22	6,300	6,167
Northern Trust Corp.	3.950%	10/30/25	8,975	9,258
4 Northern Trust Corp.	3.375%	5/8/32	3,850	3,690
People's United Bank NA	4.000%	7/15/24	3,850	3,881
People's United Financial Inc.	3.650%	12/6/22	5,775	5,825
PNC Bank NA	2.250%	7/2/19	5,475	5,436
PNC Bank NA	1.450%	7/29/19	7,750	7,613
PNC Bank NA	2.400%	10/18/19	22,568	22,432
PNC Bank NA	2.000%	5/19/20	4,670	4,580
PNC Bank NA	2.300%	6/1/20	10,978	10,808
PNC Bank NA	2.600%	7/21/20	5,520	5,471
PNC Bank NA	2.450%	11/5/20	10,834	10,687
PNC Bank NA	2.150%	4/29/21	22,150	21,569
PNC Bank NA	2.550%	12/9/21	5,950	5,799
PNC Bank NA	2.625%	2/17/22	19,850	19,358
PNC Bank NA	2.700%	11/1/22	9,434	9,107
PNC Bank NA	2.950%	1/30/23	10,077	9,829
PNC Bank NA	3.800%	7/25/23	15,775	15,926
PNC Bank NA	3.300%	10/30/24	5,225	5,190

PNC Bank NA	2.950%	2/23/25	8,675	8,342
PNC Bank NA	3.250%	6/1/25	8,525	8,338
PNC Bank NA	3.100%	10/25/27	7,900	7,513
PNC Bank NA	3.250%	1/22/28	9,500	9,118
PNC Financial Services Group Inc.	2.854%	11/9/22	14,050	13,774
PNC Financial Services Group Inc.	3.900%	4/29/24	20,535	20,846
PNC Financial Services Group Inc.	3.150%	5/19/27	10,250	9,852
PNC Funding Corp.	6.700%	6/10/19	6,529	6,826
PNC Funding Corp.	5.125%	2/8/20	11,693	12,133
PNC Funding Corp.	4.375%	8/11/20	19,240	19,817
PNC Funding Corp.	3.300%	3/8/22	10,784	10,816
Regions Bank	2.750%	4/1/21	4,400	4,345
Regions Bank	6.450%	6/26/37	3,371	4,093
Regions Financial Corp.	3.200%	2/8/21	2,986	2,984
Regions Financial Corp.	2.750%	8/14/22	5,229	5,078
Regions Financial Corp.	7.375%	12/10/37	4,105	5,460
Royal Bank of Canada	1.625%	4/15/19	4,440	4,397
Royal Bank of Canada	1.500%	7/29/19	12,685	12,491
Royal Bank of Canada	2.125%	3/2/20	25,650	25,275
Royal Bank of Canada	2.150%	3/6/20	550	542
Royal Bank of Canada	2.150%	10/26/20	12,444	12,177
Royal Bank of Canada	2.350%	10/30/20	22,474	22,111
Royal Bank of Canada	2.500%	1/19/21	18,442	18,181
Royal Bank of Canada	2.750%	2/1/22	21,511	21,169
Royal Bank of Canada	4.650%	1/27/26	10,918	11,247
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	13,700	13,454
Royal Bank of Scotland Group plc	3.875%	9/12/23	37,849	37,393
Royal Bank of Scotland Group plc	4.800%	4/5/26	4,681	4,827
Santander Holdings USA Inc.	2.700%	5/24/19	13,010	12,977
Santander Holdings USA Inc.	2.650%	4/17/20	4,750	4,700
Santander Holdings USA Inc.	3.700%	3/28/22	21,090	21,149
Santander Holdings USA Inc.	3.400%	1/18/23	12,400	12,107
Santander Holdings USA Inc.	4.500%	7/17/25	9,425	9,569
Santander Holdings USA Inc.	4.400%	7/13/27	9,875	9,835
Santander UK Group Holdings plc	2.875%	10/16/20	14,450	14,313
Santander UK Group Holdings plc	3.125%	1/8/21	17,775	17,674
Santander UK Group Holdings plc	2.875%	8/5/21	11,449	11,210
Santander UK Group Holdings plc	3.571%	1/10/23	7,031	6,948
4 Santander UK Group Holdings plc	3.823%	11/3/28	7,013	6,697
Santander UK plc	2.350%	9/10/19	7,985	7,907
Santander UK plc	2.375%	3/16/20	3,525	3,478
Santander UK plc	4.000%	3/13/24	17,980	18,223
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,500	5,426
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	11,895	11,723
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	31,400	29,923
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	8,100	7,974
State Street Corp.	4.375%	3/7/21	1,015	1,057
State Street Corp.	1.950%	5/19/21	7,285	7,052
4 State Street Corp.	2.653%	5/15/23	5,850	5,710
State Street Corp.	3.100%	5/15/23	9,208	9,106
State Street Corp.	3.700%	11/20/23	6,964	7,125
State Street Corp.	3.300%	12/16/24	10,950	10,815
State Street Corp.	3.550%	8/18/25	18,266	18,320
State Street Corp.	2.650%	5/19/26	7,665	7,144
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	3,800	3,768
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	14,200	14,008
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	16,200	16,018

Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	18,200	18,023
Sumitomo Mitsui Banking Corp.	2.650%	7/23/20	4,850	4,798
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	3,250	3,201
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	5,227	5,191
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	540
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	9,998	10,182
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	9,850	10,077
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	7,050	6,993
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,100	3,099
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	14,138	14,056
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	13,175	12,709
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	10,729	10,370
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,004	9,822
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	25,408	24,766
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	9,804	9,504
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	15,385	15,107
9 Sumitomo Mitsui Financial Group Inc.	4.436%	4/2/24	50	51
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	12,568	12,509
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	40,394	36,869
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	6,550	6,137
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,505	10,181
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	20,308	19,507
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	15,000	14,493
SunTrust Bank	2.250%	1/31/20	14,375	14,173
4 SunTrust Bank	2.590%	1/29/21	8,000	7,940
SunTrust Bank	3.000%	2/2/23	5,300	5,202
SunTrust Bank	2.750%	5/1/23	6,175	5,999
SunTrust Bank	3.300%	5/15/26	7,025	6,685
SunTrust Banks Inc.	2.500%	5/1/19	4,040	4,028
SunTrust Banks Inc.	2.900%	3/3/21	4,957	4,917
SunTrust Banks Inc.	2.700%	1/27/22	13,119	12,826
SVB Financial Group	3.500%	1/29/25	4,475	4,370
Svenska Handelsbanken AB	2.250%	6/17/19	13,860	13,759
Svenska Handelsbanken AB	1.500%	9/6/19	25,425	24,954
Svenska Handelsbanken AB	2.400%	10/1/20	5,300	5,210
Svenska Handelsbanken AB	2.450%	3/30/21	9,207	9,040
Svenska Handelsbanken AB	1.875%	9/7/21	8,753	8,351
Synchrony Bank	3.000%	6/15/22	4,257	4,122
Synchrony Financial	3.000%	8/15/19	4,524	4,509
Synchrony Financial	2.700%	2/3/20	7,595	7,510
Synchrony Financial	3.750%	8/15/21	6,338	6,395
Synchrony Financial	4.250%	8/15/24	29,871	29,844
Synchrony Financial	4.500%	7/23/25	16,574	16,560
Synchrony Financial	3.700%	8/4/26	8,710	8,107
Synchrony Financial	3.950%	12/1/27	11,225	10,574
Synovus Financial Corp.	3.125%	11/1/22	2,200	2,144
Toronto-Dominion Bank	2.125%	7/2/19	7,325	7,278
Toronto-Dominion Bank	1.450%	8/13/19	12,175	11,986
Toronto-Dominion Bank	2.250%	11/5/19	30,897	30,698
Toronto-Dominion Bank	2.500%	12/14/20	27,331	26,947
Toronto-Dominion Bank	2.550%	1/25/21	30,550	30,140
Toronto-Dominion Bank	2.125%	4/7/21	20,837	20,268
Toronto-Dominion Bank	1.800%	7/13/21	16,482	15,823
4 Toronto-Dominion Bank	3.625%	9/15/31	11,040	10,570
UBS AG	2.375%	8/14/19	18,226	18,090
UBS AG	2.350%	3/26/20	4,640	4,573
UBS AG	4.875%	8/4/20	2,510	2,612

9 UBS AG	2.450%	12/1/20	22,580	22,198
9 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	160	159
US Bancorp	2.200%	4/25/19	15,815	15,729
US Bancorp	2.350%	1/29/21	8,684	8,553
US Bancorp	4.125%	5/24/21	7,432	7,670
US Bancorp	2.625%	1/24/22	17,864	17,594
US Bancorp	3.000%	3/15/22	2,254	2,244
US Bancorp	2.950%	7/15/22	17,028	16,813
US Bancorp	3.600%	9/11/24	2,355	2,357
US Bancorp	3.100%	4/27/26	6,295	6,011
US Bancorp	2.375%	7/22/26	7,500	6,783
US Bancorp	3.150%	4/27/27	15,025	14,356
US Bank NA	1.400%	4/26/19	8,600	8,487
US Bank NA	2.125%	10/28/19	14,250	14,098
US Bank NA	2.350%	1/23/20	3,000	2,979
US Bank NA	2.000%	1/24/20	14,475	14,278
US Bank NA	2.050%	10/23/20	9,500	9,290
US Bank NA	2.850%	1/23/23	8,375	8,265
US Bank NA	2.800%	1/27/25	20,479	19,516
Wachovia Corp.	6.605%	10/1/25	3,175	3,683
Wachovia Corp.	5.500%	8/1/35	13,127	14,627
Wachovia Corp.	6.550%	10/15/35	7,625	9,318
Wells Fargo & Co.	2.125%	4/22/19	2,556	2,540
Wells Fargo & Co.	2.150%	1/30/20	6,744	6,633
Wells Fargo & Co.	2.600%	7/22/20	32,858	32,455
Wells Fargo & Co.	2.550%	12/7/20	22,141	21,777
Wells Fargo & Co.	3.000%	1/22/21	15,420	15,341
Wells Fargo & Co.	2.500%	3/4/21	33,235	32,581
Wells Fargo & Co.	4.600%	4/1/21	20,877	21,662
Wells Fargo & Co.	2.100%	7/26/21	57,776	55,719
Wells Fargo & Co.	3.500%	3/8/22	23,315	23,368
Wells Fargo & Co.	2.625%	7/22/22	37,850	36,600
Wells Fargo & Co.	3.069%	1/24/23	35,330	34,646
Wells Fargo & Co.	3.450%	2/13/23	20,348	20,028
Wells Fargo & Co.	4.125%	8/15/23	14,764	14,968
Wells Fargo & Co.	4.480%	1/16/24	11,285	11,622
Wells Fargo & Co.	3.300%	9/9/24	22,666	22,028
Wells Fargo & Co.	3.000%	2/19/25	19,849	18,903
Wells Fargo & Co.	3.550%	9/29/25	26,295	25,797
Wells Fargo & Co.	3.000%	4/22/26	29,322	27,467
Wells Fargo & Co.	4.100%	6/3/26	41,531	41,178
Wells Fargo & Co.	3.000%	10/23/26	35,170	32,828
Wells Fargo & Co.	4.300%	7/22/27	23,005	23,103
4 Wells Fargo & Co.	3.584%	5/22/28	30,700	29,928
Wells Fargo & Co.	5.375%	2/7/35	13,219	15,272
Wells Fargo & Co.	5.375%	11/2/43	33,124	36,325
Wells Fargo & Co.	5.606%	1/15/44	16,524	18,800
Wells Fargo & Co.	4.650%	11/4/44	15,615	15,638
Wells Fargo & Co.	3.900%	5/1/45	25,425	24,197
Wells Fargo & Co.	4.900%	11/17/45	27,982	29,107
Wells Fargo & Co.	4.400%	6/14/46	15,827	15,280
Wells Fargo & Co.	4.750%	12/7/46	8,200	8,355
Wells Fargo Bank NA	1.750%	5/24/19	47,515	46,976
Wells Fargo Bank NA	2.150%	12/6/19	25,500	25,216
Wells Fargo Bank NA	2.400%	1/15/20	20,000	19,825
Wells Fargo Bank NA	2.600%	1/15/21	15,000	14,793
Wells Fargo Bank NA	5.950%	8/26/36	11,453	13,937

Wells Fargo Bank NA	5.850%	2/1/37	16,029	19,493
Wells Fargo Bank NA	6.600%	1/15/38	10,444	13,806
4 Wells Fargo Capital X	5.950%	12/1/86	3,907	4,239
Westpac Banking Corp.	1.650%	5/13/19	10,200	10,075
Westpac Banking Corp.	1.600%	8/19/19	11,000	10,825
Westpac Banking Corp.	4.875%	11/19/19	17,404	17,930
Westpac Banking Corp.	2.150%	3/6/20	23,325	22,954
Westpac Banking Corp.	2.300%	5/26/20	13,100	12,893
Westpac Banking Corp.	2.600%	11/23/20	21,525	21,240
Westpac Banking Corp.	2.100%	5/13/21	39,250	38,047
Westpac Banking Corp.	2.000%	8/19/21	16,200	15,602
Westpac Banking Corp.	2.800%	1/11/22	14,900	14,682
Westpac Banking Corp.	2.500%	6/28/22	25,000	24,202
Westpac Banking Corp.	2.750%	1/11/23	7,700	7,483
Westpac Banking Corp.	2.850%	5/13/26	23,225	21,862
Westpac Banking Corp.	2.700%	8/19/26	18,675	17,297
Westpac Banking Corp.	3.350%	3/8/27	16,125	15,599
4 Westpac Banking Corp.	4.322%	11/23/31	29,000	28,635

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	8,525	8,840
Affiliated Managers Group Inc.	3.500%	8/1/25	10,950	10,718
Ameriprise Financial Inc.	7.300%	6/28/19	2,227	2,353
Ameriprise Financial Inc.	5.300%	3/15/20	3,942	4,130
Ameriprise Financial Inc.	4.000%	10/15/23	10,763	11,117
Ameriprise Financial Inc.	3.700%	10/15/24	5,530	5,587
Ameriprise Financial Inc.	2.875%	9/15/26	100	94
Apollo Investment Corp.	5.250%	3/3/25	2,475	2,496
9 Apollo Management Holdings LP	4.400%	5/27/26	150	153
BGC Partners Inc.	5.375%	12/9/19	412	424
BGC Partners Inc.	5.125%	5/27/21	2,625	2,711
BlackRock Inc.	5.000%	12/10/19	7,923	8,232
BlackRock Inc.	4.250%	5/24/21	6,540	6,747
BlackRock Inc.	3.375%	6/1/22	12,035	12,181
BlackRock Inc.	3.500%	3/18/24	17,225	17,323
BlackRock Inc.	3.200%	3/15/27	500	485
Brookfield Asset Management Inc.	4.000%	1/15/25	5,745	5,723
Brookfield Finance Inc.	4.250%	6/2/26	2,200	2,205
Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,904
Brookfield Finance Inc.	4.700%	9/20/47	6,575	6,416
Brookfield Finance LLC	4.000%	4/1/24	7,625	7,648
Cboe Global Markets Inc.	1.950%	6/28/19	2,400	2,372
Cboe Global Markets Inc.	3.650%	1/12/27	6,625	6,452
Charles Schwab Corp.	4.450%	7/22/20	10,850	11,228
Charles Schwab Corp.	3.225%	9/1/22	3,955	3,958
Charles Schwab Corp.	2.650%	1/25/23	5,325	5,187
Charles Schwab Corp.	3.450%	2/13/26	3,445	3,442
Charles Schwab Corp.	3.200%	3/2/27	12,300	11,934
Charles Schwab Corp.	3.200%	1/25/28	5,325	5,106
CME Group Inc.	3.000%	9/15/22	7,887	7,830
CME Group Inc.	3.000%	3/15/25	5,879	5,717
CME Group Inc.	5.300%	9/15/43	7,357	8,937
E*TRADE Financial Corp.	2.950%	8/24/22	300	292
E*TRADE Financial Corp.	3.800%	8/24/27	6,150	5,968
Eaton Vance Corp.	3.625%	6/15/23	1,900	1,928
Eaton Vance Corp.	3.500%	4/6/27	4,530	4,495
9 FMR LLC	7.490%	6/15/19	800	842

Franklin Resources Inc.	4.625%	5/20/20	1,550	1,608
Franklin Resources Inc.	2.800%	9/15/22	10,550	10,251
Franklin Resources Inc.	2.850%	3/30/25	1,885	1,822
Intercontinental Exchange Inc.	2.750%	12/1/20	11,900	11,805
Intercontinental Exchange Inc.	4.000%	10/15/23	13,771	14,243
Intercontinental Exchange Inc.	3.750%	12/1/25	10,110	10,291
Intercontinental Exchange Inc.	3.100%	9/15/27	2,110	2,016
Invesco Finance plc	3.125%	11/30/22	7,092	7,047
Invesco Finance plc	4.000%	1/30/24	13,849	14,307
Invesco Finance plc	3.750%	1/15/26	1,815	1,816
Invesco Finance plc	5.375%	11/30/43	11,762	13,725
Janus Capital Group Inc.	4.875%	8/1/25	3,950	4,116
Jefferies Group LLC	8.500%	7/15/19	2,132	2,269
Jefferies Group LLC	6.875%	4/15/21	12,272	13,383
Jefferies Group LLC	5.125%	1/20/23	1,580	1,671
Jefferies Group LLC	4.850%	1/15/27	14,027	14,335
Jefferies Group LLC	6.450%	6/8/27	475	538
Jefferies Group LLC	6.250%	1/15/36	3,325	3,597
Jefferies Group LLC	6.500%	1/20/43	4,075	4,551
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	12,825	11,922
Lazard Group LLC	3.750%	2/13/25	475	467
Lazard Group LLC	3.625%	3/1/27	5,520	5,308
Legg Mason Inc.	3.950%	7/15/24	1,775	1,780
Legg Mason Inc.	4.750%	3/15/26	3,375	3,526
Legg Mason Inc.	5.625%	1/15/44	7,220	7,792
Leucadia National Corp.	5.500%	10/18/23	2,650	2,718
Nasdaq Inc.	5.550%	1/15/20	10,175	10,608
Nasdaq Inc.	3.850%	6/30/26	2,400	2,372
Nomura Holdings Inc.	6.700%	3/4/20	7,830	8,334
Raymond James Financial Inc.	3.625%	9/15/26	2,601	2,564
Raymond James Financial Inc.	4.950%	7/15/46	14,395	15,449
Stifel Financial Corp.	4.250%	7/18/24	10,075	10,104
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,250	2,353
TD Ameritrade Holding Corp.	2.950%	4/1/22	17,080	16,905
TD Ameritrade Holding Corp.	3.625%	4/1/25	5,975	6,054
TD Ameritrade Holding Corp.	3.300%	4/1/27	6,217	6,050

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.750%	5/15/19	12,307	12,384
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	12,067	12,278
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	10,011	10,299
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	11,138	11,389
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	16,905	17,581
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	13,977	14,030
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	2,900	2,853
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	6,739	6,908
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	5,080	4,940

AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	8,506	7,953
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	8,650	8,250
Air Lease Corp.	2.125%	1/15/20	2,850	2,801
Air Lease Corp.	4.750%	3/1/20	11,700	12,025
Air Lease Corp.	2.500%	3/1/21	8,810	8,627
Air Lease Corp.	3.875%	4/1/21	4,415	4,478
Air Lease Corp.	3.375%	6/1/21	655	655
Air Lease Corp.	3.750%	2/1/22	4,425	4,468
Air Lease Corp.	2.625%	7/1/22	4,375	4,201
Air Lease Corp.	2.750%	1/15/23	4,600	4,435
Air Lease Corp.	3.000%	9/15/23	425	407
Air Lease Corp.	4.250%	9/15/24	560	568
Air Lease Corp.	3.250%	3/1/25	10,305	9,821
Air Lease Corp.	3.625%	4/1/27	3,225	3,073
Air Lease Corp.	3.625%	12/1/27	3,200	3,023
Ares Capital Corp.	3.875%	1/15/20	1,700	1,713
Ares Capital Corp.	3.500%	2/10/23	16,835	16,367
Ares Capital Corp.	4.250%	3/1/25	6,780	6,627
FS Investment Corp.	4.000%	7/15/19	3,775	3,793
FS Investment Corp.	4.750%	5/15/22	2,184	2,204
GATX Corp.	2.500%	7/30/19	2,500	2,481
GATX Corp.	4.850%	6/1/21	125	131
GATX Corp.	3.250%	3/30/25	4,970	4,729
GATX Corp.	3.250%	9/15/26	3,100	2,900
GATX Corp.	3.850%	3/30/27	11,000	10,719
GATX Corp.	3.500%	3/15/28	3,075	2,913
GATX Corp.	5.200%	3/15/44	875	954
GATX Corp.	4.500%	3/30/45	1,952	1,894
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	94,836	92,607
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	21,849	21,049
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	120,418	117,133
International Lease Finance Corp.	5.875%	4/1/19	7,207	7,351
International Lease Finance Corp.	6.250%	5/15/19	9,740	10,032
International Lease Finance Corp.	8.250%	12/15/20	13,798	15,333
International Lease Finance Corp.	4.625%	4/15/21	5,795	5,991
International Lease Finance Corp.	8.625%	1/15/22	6,510	7,609
International Lease Finance Corp.	5.875%	8/15/22	9,634	10,296
Prospect Capital Corp.	5.000%	7/15/19	3,625	3,689
Prospect Capital Corp.	5.875%	3/15/23	1,610	1,685

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,529	2,217
AEGON Funding Co. LLC	5.750%	12/15/20	9,350	9,966
Aetna Inc.	4.125%	6/1/21	439	448
Aetna Inc.	2.750%	11/15/22	9,625	9,282
Aetna Inc.	2.800%	6/15/23	13,025	12,478
Aetna Inc.	3.500%	11/15/24	11,643	11,384
Aetna Inc.	6.625%	6/15/36	8,161	10,316
Aetna Inc.	6.750%	12/15/37	3,157	4,070
Aetna Inc.	4.500%	5/15/42	4,112	4,060
Aetna Inc.	4.125%	11/15/42	2,253	2,107
Aetna Inc.	4.750%	3/15/44	3,475	3,571

Aetna Inc.	3.875%	8/15/47	12,600	11,220
Aflac Inc.	2.400%	3/16/20	13,356	13,295
Aflac Inc.	4.000%	2/15/22	1,150	1,178
Aflac Inc.	3.625%	6/15/23	8,610	8,712
Aflac Inc.	3.625%	11/15/24	2,125	2,131
Aflac Inc.	3.250%	3/17/25	5,547	5,431
Aflac Inc.	2.875%	10/15/26	6,000	5,652
Aflac Inc.	4.000%	10/15/46	4,450	4,293
Alleghany Corp.	5.625%	9/15/20	3,425	3,623
Alleghany Corp.	4.950%	6/27/22	2,295	2,416
Alleghany Corp.	4.900%	9/15/44	8,027	8,308
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	1,850	1,941
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,461	10,349
Allstate Corp.	7.450%	5/16/19	500	526
Allstate Corp.	3.150%	6/15/23	9,975	9,916
Allstate Corp.	3.280%	12/15/26	5,200	5,068
Allstate Corp.	5.350%	6/1/33	1,579	1,770
Allstate Corp.	5.550%	5/9/35	2,906	3,465
Allstate Corp.	5.950%	4/1/36	28	35
Allstate Corp.	4.500%	6/15/43	10,137	10,727
Allstate Corp.	4.200%	12/15/46	7,295	7,411
4 Allstate Corp.	5.750%	8/15/53	7,645	8,056
4 Allstate Corp.	6.500%	5/15/67	4,140	4,864
Alterra Finance LLC	6.250%	9/30/20	985	1,056
American Financial Group Inc.	3.500%	8/15/26	2,600	2,488
American Financial Group Inc.	4.500%	6/15/47	6,465	6,376
American International Group Inc.	2.300%	7/16/19	13,837	13,743
American International Group Inc.	3.375%	8/15/20	15,575	15,653
American International Group Inc.	6.400%	12/15/20	28,038	30,365
American International Group Inc.	4.875%	6/1/22	15,983	16,805
American International Group Inc.	4.125%	2/15/24	14,640	14,831
American International Group Inc.	3.750%	7/10/25	960	946
American International Group Inc.	3.900%	4/1/26	3,360	3,320
American International Group Inc.	4.200%	4/1/28	3,800	3,835
American International Group Inc.	3.875%	1/15/35	10,507	9,731
American International Group Inc.	4.700%	7/10/35	5,245	5,370
American International Group Inc.	6.250%	5/1/36	8,823	10,470
American International Group Inc.	4.500%	7/16/44	24,063	23,643
American International Group Inc.	4.800%	7/10/45	2,315	2,365
American International Group Inc.	4.750%	4/1/48	9,800	10,060
4 American International Group Inc.	5.750%	4/1/48	4,050	4,101
American International Group Inc.	4.375%	1/15/55	9,480	8,705
4 American International Group Inc.	8.175%	5/15/68	5,725	7,620
Anthem Inc.	2.250%	8/15/19	8,395	8,320
Anthem Inc.	4.350%	8/15/20	6,475	6,700
Anthem Inc.	2.500%	11/21/20	9,625	9,520
Anthem Inc.	3.700%	8/15/21	6,874	6,945
Anthem Inc.	3.125%	5/15/22	7,340	7,265
Anthem Inc.	2.950%	12/1/22	7,725	7,532
Anthem Inc.	3.300%	1/15/23	11,447	11,310
Anthem Inc.	3.500%	8/15/24	10,359	10,102
Anthem Inc.	3.350%	12/1/24	8,840	8,595
Anthem Inc.	3.650%	12/1/27	19,395	18,699
Anthem Inc.	4.101%	3/1/28	38,000	38,053
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	4.625%	5/15/42	12,942	12,996
Anthem Inc.	4.650%	1/15/43	12,506	12,567

Anthem Inc.	5.100%	1/15/44	5,405	5,780
Anthem Inc.	4.650%	8/15/44	1,265	1,287
Anthem Inc.	4.375%	12/1/47	20,900	20,424
Anthem Inc.	4.550%	3/1/48	6,085	6,110
Anthem Inc.	4.850%	8/15/54	3,650	3,813
Aon Corp.	5.000%	9/30/20	6,235	6,530
Aon Corp.	8.205%	1/1/27	319	402
Aon Corp.	6.250%	9/30/40	4,425	5,679
Aon plc	2.800%	3/15/21	13,515	13,367
Aon plc	3.500%	6/14/24	6,500	6,454
Aon plc	3.875%	12/15/25	9,867	9,887
Aon plc	4.600%	6/14/44	8,272	8,442
Aon plc	4.750%	5/15/45	1,702	1,772
Arch Capital Finance LLC	4.011%	12/15/26	4,520	4,532
Arch Capital Finance LLC	5.031%	12/15/46	7,357	8,178
Arch Capital Group Ltd.	7.350%	5/1/34	4,510	5,936
Arch Capital Group US Inc.	5.144%	11/1/43	625	701
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	10,990	11,366
Assurant Inc.	4.000%	3/15/23	8,175	8,126
Assurant Inc.	4.200%	9/27/23	2,000	2,010
Assurant Inc.	4.900%	3/27/28	2,400	2,445
Assurant Inc.	6.750%	2/15/34	6,650	8,040
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,173	1,238
Athene Holding Ltd.	4.125%	1/12/28	11,850	11,364
AXA Financial Inc.	7.000%	4/1/28	4,150	4,969
AXA SA	8.600%	12/15/30	15,271	20,804
AXIS Specialty Finance LLC	5.875%	6/1/20	14,850	15,675
AXIS Specialty Finance plc	4.000%	12/6/27	14,800	14,198
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	1,500	1,478
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	13,697	13,776
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	3,352	3,483
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	21,835	21,798
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,290	10,336
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,975	5,236
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	5,275	5,493
Berkshire Hathaway Inc.	2.100%	8/14/19	12,225	12,168
Berkshire Hathaway Inc.	2.200%	3/15/21	5,716	5,637
Berkshire Hathaway Inc.	3.750%	8/15/21	2,952	3,027
Berkshire Hathaway Inc.	3.400%	1/31/22	1,555	1,572
Berkshire Hathaway Inc.	3.000%	2/11/23	3,806	3,793
Berkshire Hathaway Inc.	2.750%	3/15/23	27,098	26,636
Berkshire Hathaway Inc.	3.125%	3/15/26	42,916	41,652
Berkshire Hathaway Inc.	4.500%	2/11/43	10,179	10,934
9 Brighthouse Financial Inc.	3.700%	6/22/27	16,335	15,143
9 Brighthouse Financial Inc.	4.700%	6/22/47	16,315	14,944
Brown & Brown Inc.	4.200%	9/15/24	5,390	5,480
Chubb Corp.	6.000%	5/11/37	4,545	5,775
Chubb Corp.	6.500%	5/15/38	2,141	2,899
Chubb INA Holdings Inc.	5.900%	6/15/19	3,425	3,555
Chubb INA Holdings Inc.	2.300%	11/3/20	7,487	7,374
Chubb INA Holdings Inc.	2.875%	11/3/22	24,066	23,771
Chubb INA Holdings Inc.	2.700%	3/13/23	9,473	9,218
Chubb INA Holdings Inc.	3.350%	5/15/24	5,399	5,389
Chubb INA Holdings Inc.	3.150%	3/15/25	7,806	7,632
Chubb INA Holdings Inc.	3.350%	5/3/26	12,290	12,090
Chubb INA Holdings Inc.	6.700%	5/15/36	490	672
Chubb INA Holdings Inc.	4.150%	3/13/43	4,908	5,003

Chubb INA Holdings Inc.	4.350%	11/3/45	21,325	22,676
Cigna Corp.	5.125%	6/15/20	3,064	3,206
Cigna Corp.	4.375%	12/15/20	8,571	8,856
Cigna Corp.	4.500%	3/15/21	1,050	1,081
Cigna Corp.	4.000%	2/15/22	7,915	8,047
Cigna Corp.	3.250%	4/15/25	6,875	6,560
Cigna Corp.	7.875%	5/15/27	985	1,248
Cigna Corp.	3.050%	10/15/27	9,500	8,660
Cigna Corp.	5.375%	2/15/42	3,146	3,442
Cigna Corp.	3.875%	10/15/47	9,700	8,649
Cincinnati Financial Corp.	6.920%	5/15/28	3,931	4,866
Cincinnati Financial Corp.	6.125%	11/1/34	1,870	2,298
CNA Financial Corp.	5.875%	8/15/20	5,820	6,170
CNA Financial Corp.	5.750%	8/15/21	4,118	4,403
CNA Financial Corp.	3.950%	5/15/24	3,410	3,443
CNA Financial Corp.	4.500%	3/1/26	1,850	1,909
CNA Financial Corp.	3.450%	8/15/27	3,500	3,315
Coventry Health Care Inc.	5.450%	6/15/21	9,645	10,230
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	7,225	8,964
Enstar Group Ltd.	4.500%	3/10/22	2,382	2,394
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,500	4,508
Fidelity National Financial Inc.	5.500%	9/1/22	3,850	4,155
First American Financial Corp.	4.600%	11/15/24	5,050	5,115
Hanover Insurance Group Inc.	4.500%	4/15/26	5,000	5,009
Hartford Financial Services Group Inc.	5.125%	4/15/22	7,055	7,517
Hartford Financial Services Group Inc.	5.950%	10/15/36	3,595	4,253
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,221	6,588
Hartford Financial Services Group Inc.	4.300%	4/15/43	6,290	6,265
Humana Inc.	2.625%	10/1/19	2,100	2,093
Humana Inc.	3.150%	12/1/22	6,360	6,266
Humana Inc.	2.900%	12/15/22	5,650	5,520
Humana Inc.	3.850%	10/1/24	17,023	17,030
Humana Inc.	3.950%	3/15/27	5,000	4,965
Humana Inc.	4.625%	12/1/42	4,278	4,296
Humana Inc.	4.950%	10/1/44	5,808	6,130
Humana Inc.	4.800%	3/15/47	3,725	3,822
Kemper Corp.	4.350%	2/15/25	1,850	1,840
Lincoln National Corp.	6.250%	2/15/20	1,268	1,341
Lincoln National Corp.	4.200%	3/15/22	5,615	5,785
Lincoln National Corp.	4.000%	9/1/23	6,505	6,656
Lincoln National Corp.	3.350%	3/9/25	4,797	4,691
Lincoln National Corp.	3.625%	12/12/26	8,665	8,506
Lincoln National Corp.	3.800%	3/1/28	10,250	10,139
Lincoln National Corp.	6.150%	4/7/36	3,581	4,204
Lincoln National Corp.	6.300%	10/9/37	3,493	4,275
Lincoln National Corp.	7.000%	6/15/40	3,075	4,081
Lincoln National Corp.	4.350%	3/1/48	3,000	2,943
Loews Corp.	2.625%	5/15/23	10,875	10,490
Loews Corp.	6.000%	2/1/35	643	768
Loews Corp.	4.125%	5/15/43	14,512	14,419
Manulife Financial Corp.	4.900%	9/17/20	13,034	13,567
Manulife Financial Corp.	4.150%	3/4/26	6,411	6,509
4 Manulife Financial Corp.	4.061%	2/24/32	16,030	15,580
Manulife Financial Corp.	5.375%	3/4/46	8,317	9,710
Markel Corp.	4.900%	7/1/22	700	739
Markel Corp.	3.500%	11/1/27	3,575	3,427
Markel Corp.	5.000%	4/5/46	6,338	6,749

Markel Corp.	4.300%	11/1/47	4,000	3,886
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,650	1,646
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	6,125	6,080
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,949	2,040
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	3,390	3,323
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	100	100
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	6,068	6,230
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	14,400	14,318
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,620	15,436
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,150	4,132
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	2,789	3,318
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,630	6,811
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	9,175	9,260
Mercury General Corp.	4.400%	3/15/27	4,110	4,118
MetLife Inc.	4.750%	2/8/21	10,317	10,734
MetLife Inc.	3.048%	12/15/22	6,300	6,217
MetLife Inc.	4.368%	9/15/23	5,435	5,662
MetLife Inc.	3.600%	4/10/24	13,920	13,910
MetLife Inc.	3.000%	3/1/25	10,675	10,240
MetLife Inc.	3.600%	11/13/25	11,850	11,769
MetLife Inc.	6.500%	12/15/32	3,380	4,263
MetLife Inc.	6.375%	6/15/34	2,078	2,646
MetLife Inc.	5.700%	6/15/35	11,093	13,243
MetLife Inc.	5.875%	2/6/41	13,643	16,577
MetLife Inc.	4.125%	8/13/42	10,009	9,663
MetLife Inc.	4.875%	11/13/43	10,672	11,538
MetLife Inc.	4.721%	12/15/44	5,875	6,212
MetLife Inc.	4.050%	3/1/45	9,000	8,676
MetLife Inc.	4.600%	5/13/46	5,745	5,969
4 MetLife Inc.	6.400%	12/15/66	19,542	21,423
4 MetLife Inc.	10.750%	8/1/69	685	1,090
Montpelier Re Holdings Ltd.	4.700%	10/15/22	3,250	3,358
Munich Re America Corp.	7.450%	12/15/26	2,350	2,918
4 Nationwide Financial Services Inc.	6.750%	5/15/87	275	307
Old Republic International Corp.	4.875%	10/1/24	6,280	6,605
Old Republic International Corp.	3.875%	8/26/26	12,618	12,362
PartnerRe Finance B LLC	5.500%	6/1/20	13,654	14,294
Primerica Inc.	4.750%	7/15/22	1,900	1,991
Principal Financial Group Inc.	3.300%	9/15/22	2,875	2,865
Principal Financial Group Inc.	3.125%	5/15/23	3,661	3,585
Principal Financial Group Inc.	3.400%	5/15/25	5,253	5,164
Principal Financial Group Inc.	3.100%	11/15/26	4,852	4,583
Principal Financial Group Inc.	4.625%	9/15/42	1,680	1,758
Principal Financial Group Inc.	4.350%	5/15/43	1,043	1,052
Principal Financial Group Inc.	4.300%	11/15/46	7,220	7,154
4 Principal Financial Group Inc.	4.700%	5/15/55	3,250	3,266
Progressive Corp.	3.750%	8/23/21	10,133	10,378
Progressive Corp.	2.450%	1/15/27	2,060	1,888
Progressive Corp.	6.625%	3/1/29	4,720	5,910
Progressive Corp.	6.250%	12/1/32	325	407
Progressive Corp.	4.350%	4/25/44	3,660	3,767
Progressive Corp.	4.125%	4/15/47	23,950	23,986
Protective Life Corp.	7.375%	10/15/19	3,980	4,242
Prudential Financial Inc.	7.375%	6/15/19	1,490	1,574
Prudential Financial Inc.	2.350%	8/15/19	11,150	11,103
Prudential Financial Inc.	5.375%	6/21/20	6,530	6,886
Prudential Financial Inc.	4.500%	11/15/20	10,575	10,998

Prudential Financial Inc.	4.500%	11/16/21	4,450	4,641
Prudential Financial Inc.	3.500%	5/15/24	7,790	7,782
Prudential Financial Inc.	5.750%	7/15/33	570	670
Prudential Financial Inc.	5.700%	12/14/36	12,093	14,626
Prudential Financial Inc.	6.625%	12/1/37	4,202	5,552
Prudential Financial Inc.	6.625%	6/21/40	4,275	5,676
Prudential Financial Inc.	6.200%	11/15/40	3,325	4,241
4 Prudential Financial Inc.	5.875%	9/15/42	12,180	12,871
4 Prudential Financial Inc.	5.625%	6/15/43	11,414	11,970
Prudential Financial Inc.	5.100%	8/15/43	3,450	3,825
4 Prudential Financial Inc.	5.200%	3/15/44	2,615	2,644
Prudential Financial Inc.	4.600%	5/15/44	4,970	5,182
4 Prudential Financial Inc.	5.375%	5/15/45	13,705	14,089
4 Prudential Financial Inc.	4.500%	9/15/47	4,927	4,681
9 Prudential Financial Inc.	3.905%	12/7/47	31,648	29,857
9 Prudential Financial Inc.	3.935%	12/7/49	8,223	7,703
Reinsurance Group of America Inc.	5.000%	6/1/21	1,240	1,296
Reinsurance Group of America Inc.	4.700%	9/15/23	3,475	3,660
Reinsurance Group of America Inc.	3.950%	9/15/26	4,504	4,449
RenaissanceRe Finance Inc.	3.700%	4/1/25	3,200	3,201
RenaissanceRe Finance Inc.	3.450%	7/1/27	2,200	2,090
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,309	1,552
Torchmark Corp.	3.800%	9/15/22	110	112
Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	6,256
Travelers Cos. Inc.	5.900%	6/2/19	11,225	11,644
Travelers Cos. Inc.	3.900%	11/1/20	3,065	3,143
Travelers Cos. Inc.	6.750%	6/20/36	10	14
Travelers Cos. Inc.	6.250%	6/15/37	2,917	3,706
Travelers Cos. Inc.	5.350%	11/1/40	2,800	3,365
Travelers Cos. Inc.	4.600%	8/1/43	14,785	15,952
Travelers Cos. Inc.	3.750%	5/15/46	5,320	5,031
Travelers Cos. Inc.	4.000%	5/30/47	9,410	9,274
Travelers Property Casualty Corp.	6.375%	3/15/33	460	586
Trinity Acquisition plc	4.400%	3/15/26	500	499
UnitedHealth Group Inc.	2.300%	12/15/19	12,550	12,492
UnitedHealth Group Inc.	2.700%	7/15/20	14,685	14,675
UnitedHealth Group Inc.	1.950%	10/15/20	10,375	10,210
UnitedHealth Group Inc.	3.875%	10/15/20	955	980
UnitedHealth Group Inc.	4.700%	2/15/21	4,925	5,136
UnitedHealth Group Inc.	2.125%	3/15/21	6,355	6,197
UnitedHealth Group Inc.	3.375%	11/15/21	2,050	2,067
UnitedHealth Group Inc.	2.875%	12/15/21	10,991	10,884
UnitedHealth Group Inc.	2.875%	3/15/22	3,121	3,083
UnitedHealth Group Inc.	3.350%	7/15/22	18,808	18,902
UnitedHealth Group Inc.	2.375%	10/15/22	7,960	7,671
UnitedHealth Group Inc.	2.750%	2/15/23	10,030	9,782
UnitedHealth Group Inc.	2.875%	3/15/23	2,296	2,254
UnitedHealth Group Inc.	3.750%	7/15/25	27,101	27,457
UnitedHealth Group Inc.	3.100%	3/15/26	10,475	10,113
UnitedHealth Group Inc.	3.450%	1/15/27	1,925	1,907
UnitedHealth Group Inc.	3.375%	4/15/27	28,560	27,845
UnitedHealth Group Inc.	2.950%	10/15/27	10,800	10,252
UnitedHealth Group Inc.	4.625%	7/15/35	11,251	12,275
UnitedHealth Group Inc.	5.800%	3/15/36	3,064	3,785
UnitedHealth Group Inc.	6.500%	6/15/37	1,425	1,909
UnitedHealth Group Inc.	6.625%	11/15/37	8,525	11,510
UnitedHealth Group Inc.	6.875%	2/15/38	18,696	25,805

UnitedHealth Group Inc.	5.950%	2/15/41	2,955	3,773
UnitedHealth Group Inc.	4.625%	11/15/41	9,411	10,174
UnitedHealth Group Inc.	4.375%	3/15/42	341	356
UnitedHealth Group Inc.	3.950%	10/15/42	11,481	11,157
UnitedHealth Group Inc.	4.250%	3/15/43	5,916	6,001
UnitedHealth Group Inc.	4.750%	7/15/45	16,932	18,504
UnitedHealth Group Inc.	4.200%	1/15/47	4,784	4,818
UnitedHealth Group Inc.	4.250%	4/15/47	22,300	22,648
UnitedHealth Group Inc.	3.750%	10/15/47	8,500	7,986
Unum Group	5.625%	9/15/20	2,200	2,332
Unum Group	3.000%	5/15/21	3,000	2,963
Unum Group	4.000%	3/15/24	2,190	2,216
Unum Group	3.875%	11/5/25	175	172
Unum Group	5.750%	8/15/42	3,033	3,519
Voya Financial Inc.	3.125%	7/15/24	14,235	13,707
Voya Financial Inc.	3.650%	6/15/26	2,440	2,368
Voya Financial Inc.	5.700%	7/15/43	9,480	10,803
Voya Financial Inc.	4.800%	6/15/46	5,135	5,234
Willis North America Inc.	3.600%	5/15/24	6,425	6,282
Willis Towers Watson plc	5.750%	3/15/21	9,351	9,962
WR Berkley Corp.	5.375%	9/15/20	595	626
WR Berkley Corp.	4.625%	3/15/22	2,550	2,653
WR Berkley Corp.	4.750%	8/1/44	3,188	3,257
XLIT Ltd.	5.750%	10/1/21	4,555	4,925
XLIT Ltd.	4.450%	3/31/25	2,850	2,861
XLIT Ltd.	6.250%	5/15/27	2,275	2,626
XLIT Ltd.	5.250%	12/15/43	7,775	8,677
XLIT Ltd.	5.500%	3/31/45	5,529	6,062

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	825	849
ORIX Corp.	2.900%	7/18/22	2,750	2,685
ORIX Corp.	3.250%	12/4/24	3,725	3,604
ORIX Corp.	3.700%	7/18/27	10,650	10,369

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	4,225	4,200
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	5,925	6,172
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	400	404
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	9,000	8,706
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	400	407
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	3,602	3,538
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,800	4,707
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	3,460	3,530
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	3,800	3,802
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,430	1,424
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,300	3,314
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	4,200	3,996
American Homes 4 Rent LP	4.250%	2/15/28	1,125	1,108
AvalonBay Communities Inc.	2.850%	3/15/23	6,264	6,102
AvalonBay Communities Inc.	4.200%	12/15/23	1,255	1,302
AvalonBay Communities Inc.	3.500%	11/15/24	3,325	3,311
AvalonBay Communities Inc.	3.450%	6/1/25	5,795	5,736

AvalonBay Communities Inc.	3.500%	11/15/25	600	593
AvalonBay Communities Inc.	2.950%	5/11/26	11,830	11,211
AvalonBay Communities Inc.	2.900%	10/15/26	1,475	1,383
AvalonBay Communities Inc.	3.350%	5/15/27	7,441	7,188
AvalonBay Communities Inc.	3.200%	1/15/28	4,050	3,842
AvalonBay Communities Inc.	4.350%	4/15/48	3,500	3,547
Boston Properties LP	5.875%	10/15/19	2,395	2,494
Boston Properties LP	5.625%	11/15/20	9,225	9,771
Boston Properties LP	4.125%	5/15/21	4,095	4,205
Boston Properties LP	3.850%	2/1/23	11,473	11,694
Boston Properties LP	3.125%	9/1/23	4,540	4,440
Boston Properties LP	3.800%	2/1/24	7,025	7,067
Boston Properties LP	3.200%	1/15/25	6,000	5,792
Boston Properties LP	3.650%	2/1/26	6,275	6,135
Boston Properties LP	2.750%	10/1/26	9,759	8,866
Brandywine Operating Partnership LP	3.950%	2/15/23	2,525	2,530
Brandywine Operating Partnership LP	3.950%	11/15/27	23,025	22,248
Brixmor Operating Partnership LP	3.875%	8/15/22	6,035	6,062
Brixmor Operating Partnership LP	3.250%	9/15/23	3,925	3,791
Brixmor Operating Partnership LP	3.650%	6/15/24	2,100	2,047
Brixmor Operating Partnership LP	3.850%	2/1/25	14,485	14,158
Brixmor Operating Partnership LP	4.125%	6/15/26	5,440	5,336
Brixmor Operating Partnership LP	3.900%	3/15/27	2,550	2,439
Camden Property Trust	2.950%	12/15/22	4,850	4,757
CBL & Associates LP	4.600%	10/15/24	3,310	2,704
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	3,025	2,986
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	12,675	11,885
Corporate Office Properties LP	3.700%	6/15/21	3,725	3,727
Corporate Office Properties LP	3.600%	5/15/23	7,931	7,759
CubeSmart LP	4.375%	12/15/23	7,400	7,611
CubeSmart LP	4.000%	11/15/25	2,265	2,254
CubeSmart LP	3.125%	9/1/26	2,575	2,378
DCT Industrial Operating Partnership LP	4.500%	10/15/23	4,125	4,201
DDR Corp.	4.625%	7/15/22	9,490	9,829
DDR Corp.	3.625%	2/1/25	9,630	9,219
DDR Corp.	4.250%	2/1/26	2,740	2,709
DDR Corp.	4.700%	6/1/27	12,525	12,764
Digital Realty Trust LP	5.875%	2/1/20	2,175	2,271
Digital Realty Trust LP	3.400%	10/1/20	5,600	5,631
Digital Realty Trust LP	5.250%	3/15/21	8,815	9,281
Digital Realty Trust LP	3.950%	7/1/22	11,850	12,080
Digital Realty Trust LP	2.750%	2/1/23	2,650	2,539
Digital Realty Trust LP	4.750%	10/1/25	5,525	5,786
Digital Realty Trust LP	3.700%	8/15/27	7,420	7,150
Duke Realty LP	4.375%	6/15/22	195	202
Duke Realty LP	3.875%	10/15/22	1,223	1,243
Duke Realty LP	3.625%	4/15/23	748	751
Duke Realty LP	3.750%	12/1/24	2,425	2,427
Duke Realty LP	3.250%	6/30/26	5,500	5,275
Duke Realty LP	3.375%	12/15/27	3,040	2,895
EPR Properties	5.750%	8/15/22	3,610	3,860
EPR Properties	5.250%	7/15/23	1,575	1,649
EPR Properties	4.500%	4/1/25	7,025	7,032
EPR Properties	4.750%	12/15/26	4,000	4,004
ERP Operating LP	2.375%	7/1/19	1,740	1,736

ERP Operating LP	4.750%	7/15/20	3,085	3,198
ERP Operating LP	4.625%	12/15/21	6,986	7,305
ERP Operating LP	3.000%	4/15/23	2,603	2,569
ERP Operating LP	3.375%	6/1/25	750	740
ERP Operating LP	2.850%	11/1/26	5,450	5,122
ERP Operating LP	3.250%	8/1/27	3,000	2,891
ERP Operating LP	3.500%	3/1/28	10,000	9,775
ERP Operating LP	4.500%	7/1/44	7,555	7,828
ERP Operating LP	4.500%	6/1/45	850	880
ERP Operating LP	4.000%	8/1/47	3,600	3,433
Essex Portfolio LP	5.200%	3/15/21	2,825	2,967
Essex Portfolio LP	3.250%	5/1/23	3,505	3,434
Essex Portfolio LP	3.500%	4/1/25	10,937	10,689
Essex Portfolio LP	3.375%	4/15/26	6,450	6,191
Essex Portfolio LP	4.500%	3/15/48	5,775	5,747
Federal Realty Investment Trust	2.750%	6/1/23	2,685	2,610
Federal Realty Investment Trust	3.250%	7/15/27	2,100	2,003
Federal Realty Investment Trust	4.500%	12/1/44	14,900	15,395
Government Properties Income Trust	4.000%	7/15/22	5,000	4,991
HCP Inc.	2.625%	2/1/20	1,589	1,574
HCP Inc.	5.375%	2/1/21	931	979
HCP Inc.	3.150%	8/1/22	3,665	3,612
HCP Inc.	4.000%	12/1/22	20,750	21,126
HCP Inc.	4.250%	11/15/23	5,729	5,877
HCP Inc.	4.200%	3/1/24	3,950	3,999
HCP Inc.	3.875%	8/15/24	5,276	5,226
HCP Inc.	3.400%	2/1/25	1,975	1,910
HCP Inc.	4.000%	6/1/25	790	791
HCP Inc.	6.750%	2/1/41	555	708
Healthcare Realty Trust Inc.	3.625%	1/15/28	3,125	2,971
Healthcare Trust of America Holdings LP	3.375%	7/15/21	3,840	3,851
Healthcare Trust of America Holdings LP	2.950%	7/1/22	3,850	3,751
Healthcare Trust of America Holdings LP	3.700%	4/15/23	1,500	1,499
Healthcare Trust of America Holdings LP	3.500%	8/1/26	6,050	5,766
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,400	3,261
Highwoods Realty LP	3.200%	6/15/21	13,850	13,737
Highwoods Realty LP	3.625%	1/15/23	100	99
Highwoods Realty LP	3.875%	3/1/27	6,279	6,113
Highwoods Realty LP	4.125%	3/15/28	2,943	2,917
Hospitality Properties Trust	5.000%	8/15/22	2,430	2,526
Hospitality Properties Trust	4.500%	6/15/23	8,272	8,486
Hospitality Properties Trust	4.650%	3/15/24	3,441	3,525
Hospitality Properties Trust	4.500%	3/15/25	753	760
Hospitality Properties Trust	5.250%	2/15/26	2,740	2,854
Hospitality Properties Trust	4.950%	2/15/27	3,625	3,689
Hospitality Properties Trust	3.950%	1/15/28	4,900	4,623
Hospitality Properties Trust	4.375%	2/15/30	14,715	14,110
Host Hotels & Resorts LP	6.000%	10/1/21	10,550	11,291
Host Hotels & Resorts LP	5.250%	3/15/22	4,890	5,149
Host Hotels & Resorts LP	4.750%	3/1/23	1,000	1,042
Host Hotels & Resorts LP	3.750%	10/15/23	6,100	6,012
Host Hotels & Resorts LP	3.875%	4/1/24	4,600	4,528
Host Hotels & Resorts LP	4.000%	6/15/25	1,300	1,278
Hudson Pacific Properties LP	3.950%	11/1/27	3,400	3,255
Kilroy Realty LP	3.800%	1/15/23	3,200	3,217
Kilroy Realty LP	3.450%	12/15/24	5,850	5,671
Kilroy Realty LP	4.250%	8/15/29	878	868

Kimco Realty Corp.	6.875%	10/1/19	5,682	6,012
Kimco Realty Corp.	3.200%	5/1/21	3,740	3,742
Kimco Realty Corp.	3.400%	11/1/22	3,520	3,522
Kimco Realty Corp.	3.125%	6/1/23	3,300	3,215
Kimco Realty Corp.	2.700%	3/1/24	50	47
Kimco Realty Corp.	3.300%	2/1/25	2,160	2,074
Kimco Realty Corp.	2.800%	10/1/26	4,350	3,897
Kimco Realty Corp.	3.800%	4/1/27	3,950	3,789
Kimco Realty Corp.	4.125%	12/1/46	485	439
Kimco Realty Corp.	4.450%	9/1/47	4,170	3,916
Kite Realty Group LP	4.000%	10/1/26	10,700	10,042
Liberty Property LP	4.750%	10/1/20	1,080	1,121
Liberty Property LP	3.375%	6/15/23	1,250	1,240
Liberty Property LP	4.400%	2/15/24	10,880	11,282
Liberty Property LP	3.750%	4/1/25	6,400	6,352
Liberty Property LP	3.250%	10/1/26	1,825	1,729
Life Storage LP	3.875%	12/15/27	1,000	962
Life Storage LP	3.500%	7/1/26	18,125	17,110
Mid-America Apartments LP	4.300%	10/15/23	12,300	12,770
Mid-America Apartments LP	3.750%	6/15/24	3,985	3,958
Mid-America Apartments LP	3.600%	6/1/27	8,150	7,887
National Retail Properties Inc.	5.500%	7/15/21	2,000	2,126
National Retail Properties Inc.	3.800%	10/15/22	3,400	3,423
National Retail Properties Inc.	3.300%	4/15/23	2,999	2,960
National Retail Properties Inc.	3.900%	6/15/24	3,700	3,703
National Retail Properties Inc.	3.600%	12/15/26	2,425	2,328
National Retail Properties Inc.	3.500%	10/15/27	13,000	12,337
Omega Healthcare Investors Inc.	4.375%	8/1/23	20,850	20,798
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,875	3,943
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,050	2,974
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,792	5,850
Omega Healthcare Investors Inc.	4.500%	4/1/27	14,928	14,368
Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,165
Physicians Realty LP	4.300%	3/15/27	5,950	5,883
Physicians Realty LP	3.950%	1/15/28	5,750	5,509
Piedmont Operating Partnership LP	3.400%	6/1/23	2,062	2,006
Piedmont Operating Partnership LP	4.450%	3/15/24	4,225	4,301
ProLogis LP	4.250%	8/15/23	5,270	5,492
Public Storage	2.370%	9/15/22	5,398	5,200
Public Storage	3.094%	9/15/27	4,550	4,362
Realty Income Corp.	3.250%	10/15/22	13,600	13,490
Realty Income Corp.	3.875%	7/15/24	3,600	3,612
Realty Income Corp.	3.875%	4/15/25	8,405	8,385
Realty Income Corp.	4.125%	10/15/26	12,110	12,233
Realty Income Corp.	3.000%	1/15/27	4,825	4,456
Realty Income Corp.	3.650%	1/15/28	5,770	5,583
Realty Income Corp.	4.650%	3/15/47	15,915	16,484
Regency Centers Corp.	3.750%	11/15/22	1,850	1,865
Regency Centers LP	3.600%	2/1/27	3,450	3,325
Regency Centers LP	4.125%	3/15/28	3,300	3,306
Regency Centers LP	4.400%	2/1/47	5,550	5,426
Sabra Health Care LP	5.125%	8/15/26	620	597
Select Income REIT	3.600%	2/1/20	206	206
Select Income REIT	4.150%	2/1/22	4,000	3,996
Select Income REIT	4.500%	2/1/25	9,475	9,352
Senior Housing Properties Trust	3.250%	5/1/19	10,240	10,241
Senior Housing Properties Trust	4.750%	2/15/28	1,000	986

Simon Property Group LP	2.500%	9/1/20	1,050	1,039
Simon Property Group LP	4.375%	3/1/21	8,489	8,790
Simon Property Group LP	2.500%	7/15/21	6,915	6,771
Simon Property Group LP	4.125%	12/1/21	6,733	6,939
Simon Property Group LP	2.350%	1/30/22	6,250	6,050
Simon Property Group LP	3.375%	3/15/22	2,825	2,833
Simon Property Group LP	2.625%	6/15/22	8,000	7,795
Simon Property Group LP	2.750%	2/1/23	6,285	6,117
Simon Property Group LP	2.750%	6/1/23	8,870	8,593
Simon Property Group LP	3.750%	2/1/24	6,014	6,110
Simon Property Group LP	3.375%	10/1/24	647	639
Simon Property Group LP	3.500%	9/1/25	3,640	3,595
Simon Property Group LP	3.300%	1/15/26	8,069	7,818
Simon Property Group LP	3.250%	11/30/26	4,425	4,242
Simon Property Group LP	3.375%	6/15/27	15,775	15,230
Simon Property Group LP	3.375%	12/1/27	8,975	8,589
Simon Property Group LP	6.750%	2/1/40	11,543	15,363
Simon Property Group LP	4.750%	3/15/42	1,671	1,765
Simon Property Group LP	4.250%	10/1/44	160	158
Simon Property Group LP	4.250%	11/30/46	9,750	9,529
SL Green Operating Partnership LP	3.250%	10/15/22	4,250	4,141
STORE Capital Corp.	4.500%	3/15/28	4,800	4,764
Tanger Properties LP	3.750%	12/1/24	1,325	1,302
Tanger Properties LP	3.125%	9/1/26	6,100	5,553
Tanger Properties LP	3.875%	7/15/27	10,050	9,700
UDR Inc.	3.700%	10/1/20	6,975	7,049
UDR Inc.	4.625%	1/10/22	11,795	12,228
UDR Inc.	2.950%	9/1/26	8,300	7,647
UDR Inc.	3.500%	7/1/27	3,000	2,895
UDR Inc.	3.500%	1/15/28	6,345	6,123
Ventas Realty LP	3.100%	1/15/23	14,975	14,646
Ventas Realty LP	3.125%	6/15/23	1,050	1,027
Ventas Realty LP	3.750%	5/1/24	2,000	1,996
Ventas Realty LP	3.500%	2/1/25	3,150	3,071
Ventas Realty LP	4.125%	1/15/26	1,015	1,024
Ventas Realty LP	3.250%	10/15/26	800	753
Ventas Realty LP	3.850%	4/1/27	3,875	3,788
Ventas Realty LP	4.000%	3/1/28	13,500	13,236
Ventas Realty LP	5.700%	9/30/43	4,600	5,332
Ventas Realty LP	4.375%	2/1/45	6,730	6,508
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	5,675	5,628
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	4,825	5,027
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,692	1,737
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	10,463	10,339
VEREIT Operating Partnership LP	4.125%	6/1/21	700	711
VEREIT Operating Partnership LP	4.600%	2/6/24	5,375	5,440
VEREIT Operating Partnership LP	4.875%	6/1/26	7,590	7,694
VEREIT Operating Partnership LP	3.950%	8/15/27	12,000	11,277
Vornado Realty LP	5.000%	1/15/22	200	210
Vornado Realty LP	3.500%	1/15/25	5,050	4,891
Washington Prime Group LP	3.850%	4/1/20	4,525	4,439
Washington Prime Group LP	5.950%	8/15/24	1,900	1,813
Washington REIT	4.950%	10/1/20	825	847
Washington REIT	3.950%	10/15/22	2,200	2,216
Weingarten Realty Investors	3.375%	10/15/22	1,275	1,260
Weingarten Realty Investors	3.500%	4/15/23	3,925	3,897
Weingarten Realty Investors	4.450%	1/15/24	450	463

Welltower Inc.	4.125%	4/1/19	6,455	6,524
Welltower Inc.	4.950%	1/15/21	7,680	8,001
Welltower Inc.	5.250%	1/15/22	8,376	8,905
Welltower Inc.	3.750%	3/15/23	7,090	7,175
Welltower Inc.	4.500%	1/15/24	125	129
Welltower Inc.	4.000%	6/1/25	17,047	17,043
Welltower Inc.	4.250%	4/1/26	7,224	7,296
Welltower Inc.	6.500%	3/15/41	5,357	6,746
Welltower Inc.	5.125%	3/15/43	1,260	1,354
WP Carey Inc.	4.600%	4/1/24	6,201	6,353
WP Carey Inc.	4.000%	2/1/25	1,800	1,768
WP Carey Inc.	4.250%	10/1/26	3,500	3,475
				17,192,338
Industrial (16.6%)
Basic Industry (0.8%)
Agrium Inc.	3.150%	10/1/22	3,571	3,544
Agrium Inc.	3.500%	6/1/23	15,685	15,646
Agrium Inc.	3.375%	3/15/25	7,125	6,902
Agrium Inc.	4.125%	3/15/35	6,700	6,517
Agrium Inc.	6.125%	1/15/41	7,356	8,737
Agrium Inc.	4.900%	6/1/43	3,600	3,727
Agrium Inc.	5.250%	1/15/45	21,967	23,920
Air Products & Chemicals Inc.	3.000%	11/3/21	4,550	4,547
Air Products & Chemicals Inc.	2.750%	2/3/23	7,044	6,945
Air Products & Chemicals Inc.	3.350%	7/31/24	7,800	7,846
Airgas Inc.	3.650%	7/15/24	6,925	7,001
Albemarle Corp.	4.150%	12/1/24	5,095	5,234
Albemarle Corp.	5.450%	12/1/44	5,500	5,939
Barrick Gold Corp.	5.250%	4/1/42	8,647	9,465
Barrick North America Finance LLC	4.400%	5/30/21	3,020	3,120
Barrick North America Finance LLC	5.700%	5/30/41	13,597	15,597
Barrick North America Finance LLC	5.750%	5/1/43	10,244	11,910
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	17,523	20,300
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	10,683	10,594
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	2,496	2,582
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	11,691	11,942
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	26,763	30,713
Braskem Finance Ltd.	6.450%	2/3/24	910	987
Cabot Corp.	3.700%	7/15/22	1,765	1,775
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	1,225	1,284
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,300	3,432
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	7,303	7,520
Celulosa Arauco y Constitucion SA	4.500%	8/1/24	1,400	1,435
9 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	12,000	11,526
9 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	11,150	11,305
Domtar Corp.	6.750%	2/15/44	4,900	5,431
Dow Chemical Co.	8.550%	5/15/19	34,681	36,890
Dow Chemical Co.	4.250%	11/15/20	19,381	19,899
Dow Chemical Co.	4.125%	11/15/21	3,205	3,287
Dow Chemical Co.	3.000%	11/15/22	23,180	22,763
Dow Chemical Co.	3.500%	10/1/24	4,066	4,023
Dow Chemical Co.	7.375%	11/1/29	3,253	4,233
Dow Chemical Co.	4.250%	10/1/34	8,386	8,396
Dow Chemical Co.	9.400%	5/15/39	13,352	21,423
Dow Chemical Co.	5.250%	11/15/41	8,843	9,788
Dow Chemical Co.	4.375%	11/15/42	8,929	8,869
Dow Chemical Co.	4.625%	10/1/44	2,965	3,041

Eastman Chemical Co.	5.500%	11/15/19	4,771	4,980
Eastman Chemical Co.	2.700%	1/15/20	14,741	14,653
Eastman Chemical Co.	4.500%	1/15/21	53	55
Eastman Chemical Co.	3.600%	8/15/22	6,763	6,811
Eastman Chemical Co.	3.800%	3/15/25	2,764	2,795
Eastman Chemical Co.	4.800%	9/1/42	7,224	7,598
Eastman Chemical Co.	4.650%	10/15/44	4,950	5,088
Ecolab Inc.	2.250%	1/12/20	3,243	3,207
Ecolab Inc.	4.350%	12/8/21	3,641	3,803
Ecolab Inc.	2.375%	8/10/22	11,695	11,308
Ecolab Inc.	3.250%	1/14/23	4,815	4,812
Ecolab Inc.	2.700%	11/1/26	6,613	6,175
9 Ecolab Inc.	3.250%	12/1/27	6,100	5,887
Ecolab Inc.	5.500%	12/8/41	1,323	1,573
9 Ecolab Inc.	3.950%	12/1/47	11,065	10,727
EI du Pont de Nemours & Co.	4.625%	1/15/20	5,372	5,535
EI du Pont de Nemours & Co.	2.200%	5/1/20	8,083	7,965
EI du Pont de Nemours & Co.	3.625%	1/15/21	15,225	15,460
EI du Pont de Nemours & Co.	4.250%	4/1/21	3,880	4,008
EI du Pont de Nemours & Co.	2.800%	2/15/23	16,160	15,789
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,100	1,335
EI du Pont de Nemours & Co.	4.900%	1/15/41	8,098	8,604
EI du Pont de Nemours & Co.	4.150%	2/15/43	7,900	7,627
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,965	2,024
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,820	8,505
FMC Corp.	3.950%	2/1/22	1,795	1,821
FMC Corp.	4.100%	2/1/24	11,210	11,317
Georgia-Pacific LLC	8.000%	1/15/24	7,204	8,911
Georgia-Pacific LLC	7.375%	12/1/25	5,750	7,099
Georgia-Pacific LLC	7.750%	11/15/29	3,268	4,429
Georgia-Pacific LLC	8.875%	5/15/31	4,665	7,053
Goldcorp Inc.	3.625%	6/9/21	2,265	2,280
Goldcorp Inc.	3.700%	3/15/23	10,760	10,695
Goldcorp Inc.	5.450%	6/9/44	6,855	7,542
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,285	1,270
International Flavors & Fragrances Inc.	4.375%	6/1/47	6,575	6,559
International Paper Co.	7.500%	8/15/21	8,835	10,010
International Paper Co.	3.650%	6/15/24	7,698	7,662
International Paper Co.	3.800%	1/15/26	1,700	1,676
International Paper Co.	3.000%	2/15/27	19,414	17,944
International Paper Co.	5.000%	9/15/35	3,925	4,143
International Paper Co.	7.300%	11/15/39	4,858	6,374
International Paper Co.	6.000%	11/15/41	2,250	2,592
International Paper Co.	4.800%	6/15/44	15,146	15,289
International Paper Co.	5.150%	5/15/46	12,202	12,828
International Paper Co.	4.400%	8/15/47	14,434	13,671
International Paper Co.	4.350%	8/15/48	5,450	5,130
Kinross Gold Corp.	5.125%	9/1/21	515	534
Kinross Gold Corp.	5.950%	3/15/24	4,132	4,442
Lubrizol Corp.	6.500%	10/1/34	6,025	7,780
LYB International Finance BV	4.000%	7/15/23	3,649	3,692
LYB International Finance BV	5.250%	7/15/43	2,087	2,267
LYB International Finance BV	4.875%	3/15/44	14,570	15,162
LYB International Finance II BV	3.500%	3/2/27	10,920	10,415
LyondellBasell Industries NV	5.000%	4/15/19	11,391	11,567
LyondellBasell Industries NV	6.000%	11/15/21	19,400	20,937
LyondellBasell Industries NV	5.750%	4/15/24	6,700	7,362

LyondellBasell Industries NV	4.625%	2/26/55	12,242	11,883
Meadwestvaco Corp.	7.950%	2/15/31	5,268	7,207
Methanex Corp.	3.250%	12/15/19	7,800	7,776
Methanex Corp.	4.250%	12/1/24	365	361
Methanex Corp.	5.650%	12/1/44	3,760	3,727
Monsanto Co.	2.125%	7/15/19	4,450	4,415
Monsanto Co.	2.750%	7/15/21	13,910	13,707
Monsanto Co.	2.200%	7/15/22	7,580	7,216
Monsanto Co.	3.375%	7/15/24	675	666
Monsanto Co.	2.850%	4/15/25	2,575	2,423
Monsanto Co.	5.500%	8/15/25	2,353	2,588
Monsanto Co.	4.200%	7/15/34	9,025	8,889
Monsanto Co.	3.600%	7/15/42	6,341	5,503
Monsanto Co.	4.650%	11/15/43	1,775	1,778
Monsanto Co.	3.950%	4/15/45	8,500	7,675
Monsanto Co.	4.700%	7/15/64	9,860	9,536
Mosaic Co.	3.750%	11/15/21	6,165	6,206
Mosaic Co.	3.250%	11/15/22	10,140	9,917
Mosaic Co.	4.250%	11/15/23	13,332	13,589
Mosaic Co.	4.050%	11/15/27	8,000	7,756
Mosaic Co.	5.450%	11/15/33	3,029	3,205
Mosaic Co.	4.875%	11/15/41	1,498	1,424
Mosaic Co.	5.625%	11/15/43	3,981	4,155
Newmont Mining Corp.	5.125%	10/1/19	1,995	2,053
Newmont Mining Corp.	3.500%	3/15/22	500	500
Newmont Mining Corp.	5.875%	4/1/35	2,155	2,497
Newmont Mining Corp.	6.250%	10/1/39	11,278	13,619
Newmont Mining Corp.	4.875%	3/15/42	8,908	9,255
Nucor Corp.	4.125%	9/15/22	202	210
Nucor Corp.	4.000%	8/1/23	11,195	11,523
Nucor Corp.	6.400%	12/1/37	10,358	13,338
Nucor Corp.	5.200%	8/1/43	13,225	15,230
Packaging Corp. of America	3.900%	6/15/22	6,015	6,124
Packaging Corp. of America	4.500%	11/1/23	18,982	19,805
Packaging Corp. of America	3.650%	9/15/24	4,882	4,875
Packaging Corp. of America	3.400%	12/15/27	4,000	3,823
Placer Dome Inc.	6.450%	10/15/35	2,175	2,634
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,441	1,497
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	6,753	6,966
Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	5,375	5,364
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	9,096	8,613
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	6,050	6,026
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	825	965
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,663	5,363
PPG Industries Inc.	2.300%	11/15/19	9,973	9,920
PPG Industries Inc.	3.600%	11/15/20	4,850	4,926
Praxair Inc.	4.500%	8/15/19	2,740	2,813
Praxair Inc.	2.250%	9/24/20	1,700	1,678
Praxair Inc.	3.000%	9/1/21	5,870	5,858
Praxair Inc.	2.450%	2/15/22	20,415	19,990
Praxair Inc.	2.200%	8/15/22	5,969	5,757
Praxair Inc.	2.700%	2/21/23	2,250	2,204
Praxair Inc.	2.650%	2/5/25	4,675	4,500
Praxair Inc.	3.200%	1/30/26	4,850	4,796
Praxair Inc.	3.550%	11/7/42	2,200	2,113
Rayonier Inc.	3.750%	4/1/22	2,875	2,831
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,790	1,842

Rio Tinto Alcan Inc.	5.750%	6/1/35	9,524	11,453
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,457	4,630
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	5,689	5,867
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	32,465	32,887
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	7,209	9,252
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	13,156	15,221
Rio Tinto Finance USA plc	3.500%	3/22/22	903	917
Rio Tinto Finance USA plc	2.875%	8/21/22	1,693	1,678
Rio Tinto Finance USA plc	4.750%	3/22/42	4,518	4,975
Rio Tinto Finance USA plc	4.125%	8/21/42	9,425	9,525
Rohm & Haas Co.	7.850%	7/15/29	2,965	3,979
RPM International Inc.	6.125%	10/15/19	2,743	2,876
RPM International Inc.	3.450%	11/15/22	4,560	4,557
RPM International Inc.	3.750%	3/15/27	4,275	4,163
RPM International Inc.	5.250%	6/1/45	3,792	4,055
RPM International Inc.	4.250%	1/15/48	7,500	7,042
Sherwin-Williams Co.	7.250%	6/15/19	675	711
Sherwin-Williams Co.	2.250%	5/15/20	5,685	5,588
Sherwin-Williams Co.	4.200%	1/15/22	475	487
Sherwin-Williams Co.	2.750%	6/1/22	7,527	7,315
Sherwin-Williams Co.	3.125%	6/1/24	1,950	1,888
Sherwin-Williams Co.	3.450%	8/1/25	9,300	9,103
Sherwin-Williams Co.	3.950%	1/15/26	8,650	8,671
Sherwin-Williams Co.	3.450%	6/1/27	24,585	23,549
Sherwin-Williams Co.	4.000%	12/15/42	2,000	1,838
Sherwin-Williams Co.	4.550%	8/1/45	2,934	2,939
Sherwin-Williams Co.	4.500%	6/1/47	3,995	3,976
Southern Copper Corp.	5.375%	4/16/20	1,588	1,656
Southern Copper Corp.	3.500%	11/8/22	7,850	7,842
Southern Copper Corp.	3.875%	4/23/25	1,225	1,232
Southern Copper Corp.	7.500%	7/27/35	5,344	6,890
Southern Copper Corp.	6.750%	4/16/40	2,160	2,656
Southern Copper Corp.	5.250%	11/8/42	16,320	17,071
Southern Copper Corp.	5.875%	4/23/45	32,615	36,894
Syngenta Finance NV	3.125%	3/28/22	4,160	4,010
Vale Canada Ltd.	7.200%	9/15/32	1,375	1,566
Vale Overseas Ltd.	5.875%	6/10/21	17,700	19,005
Vale Overseas Ltd.	4.375%	1/11/22	19,002	19,501
Vale Overseas Ltd.	6.250%	8/10/26	11,600	12,992
Vale Overseas Ltd.	8.250%	1/17/34	2,312	2,980
Vale Overseas Ltd.	6.875%	11/21/36	18,784	22,095
Vale Overseas Ltd.	6.875%	11/10/39	14,114	16,690
Vale SA	5.625%	9/11/42	34,010	35,881
Westlake Chemical Corp.	3.600%	8/15/26	18,235	17,615
Westlake Chemical Corp.	5.000%	8/15/46	12,375	12,934
9 WestRock Co.	3.000%	9/15/24	4,000	3,818
9 WestRock Co.	3.750%	3/15/25	8,600	8,577
9 WestRock Co.	3.375%	9/15/27	4,575	4,376
9 WestRock Co.	4.000%	3/15/28	8,700	8,711
Westrock MWV LLC	8.200%	1/15/30	5,273	7,185
WestRock RKT Co.	3.500%	3/1/20	3,550	3,573
WestRock RKT Co.	4.900%	3/1/22	3,740	3,932
Weyerhaeuser Co.	7.375%	10/1/19	8,351	8,875
Weyerhaeuser Co.	4.700%	3/15/21	3,605	3,737
Weyerhaeuser Co.	4.625%	9/15/23	5,625	5,910
Weyerhaeuser Co.	8.500%	1/15/25	2,350	2,956
Weyerhaeuser Co.	7.375%	3/15/32	8,218	10,804

Weyerhaeuser Co.	6.875%	12/15/33	3,275	4,175
Yamana Gold Inc.	4.950%	7/15/24	2,105	2,168
9 Yamana Gold Inc.	4.625%	12/15/27	5,700	5,586

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	5,215	5,132
3M Co.	1.625%	9/19/21	2,600	2,494
3M Co.	2.250%	3/15/23	3,300	3,189
3M Co.	3.000%	8/7/25	2,350	2,316
3M Co.	2.250%	9/19/26	9,200	8,375
3M Co.	2.875%	10/15/27	7,000	6,713
3M Co.	3.125%	9/19/46	5,000	4,404
3M Co.	3.625%	10/15/47	5,850	5,646
ABB Finance USA Inc.	2.800%	4/3/20	2,535	2,537
ABB Finance USA Inc.	2.875%	5/8/22	3,678	3,625
ABB Finance USA Inc.	3.375%	4/3/23	260	260
ABB Finance USA Inc.	3.800%	4/3/28	3,300	3,326
ABB Finance USA Inc.	4.375%	5/8/42	1,778	1,859
Allegion US Holding Co. Inc.	3.200%	10/1/24	1,100	1,064
Allegion US Holding Co. Inc.	3.550%	10/1/27	5,119	4,836
Bemis Co. Inc.	3.100%	9/15/26	3,175	2,965
Boeing Capital Corp.	4.700%	10/27/19	6,025	6,230
Boeing Co.	4.875%	2/15/20	14,065	14,650
Boeing Co.	1.650%	10/30/20	1,830	1,783
Boeing Co.	8.750%	8/15/21	1,360	1,606
Boeing Co.	2.350%	10/30/21	9,795	9,652
Boeing Co.	2.125%	3/1/22	3,625	3,532
Boeing Co.	2.800%	3/1/23	7,050	6,972
Boeing Co.	1.875%	6/15/23	6,840	6,452
Boeing Co.	7.950%	8/15/24	1,173	1,480
Boeing Co.	2.850%	10/30/24	7,483	7,301
Boeing Co.	2.500%	3/1/25	2,831	2,675
Boeing Co.	7.250%	6/15/25	675	833
Boeing Co.	2.600%	10/30/25	3,300	3,148
Boeing Co.	2.250%	6/15/26	1,200	1,107
Boeing Co.	2.800%	3/1/27	2,950	2,818
Boeing Co.	3.250%	3/1/28	2,500	2,464
Boeing Co.	6.125%	2/15/33	4,597	5,867
Boeing Co.	3.300%	3/1/35	4,350	4,060
Boeing Co.	6.625%	2/15/38	2,505	3,413
Boeing Co.	3.550%	3/1/38	3,450	3,359
Boeing Co.	6.875%	3/15/39	2,778	3,924
Boeing Co.	5.875%	2/15/40	3,762	4,797
Boeing Co.	3.375%	6/15/46	3,600	3,302
Boeing Co.	3.650%	3/1/47	1,150	1,106
Boeing Co.	3.625%	3/1/48	3,925	3,749
Carlisle Cos. Inc.	3.750%	11/15/22	3,205	3,222
Carlisle Cos. Inc.	3.500%	12/1/24	1,700	1,674
Carlisle Cos. Inc.	3.750%	12/1/27	4,000	3,904
Caterpillar Financial Services Corp.	1.350%	5/18/19	12,005	11,862
Caterpillar Financial Services Corp.	2.100%	6/9/19	8,575	8,540
Caterpillar Financial Services Corp.	2.000%	11/29/19	8,050	7,980
Caterpillar Financial Services Corp.	2.250%	12/1/19	4,740	4,704
Caterpillar Financial Services Corp.	2.100%	1/10/20	6,456	6,402
Caterpillar Financial Services Corp.	2.000%	3/5/20	4,310	4,262
Caterpillar Financial Services Corp.	1.850%	9/4/20	10,050	9,835
Caterpillar Financial Services Corp.	2.500%	11/13/20	2,950	2,937

Caterpillar Financial Services Corp.	2.900%	3/15/21	5,170	5,155
Caterpillar Financial Services Corp.	1.700%	8/9/21	28,691	27,480
Caterpillar Financial Services Corp.	2.750%	8/20/21	3,400	3,363
Caterpillar Financial Services Corp.	1.931%	10/1/21	2,500	2,401
Caterpillar Financial Services Corp.	2.850%	6/1/22	825	815
Caterpillar Financial Services Corp.	2.400%	6/6/22	8,000	7,763
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,535	8,288
Caterpillar Financial Services Corp.	3.750%	11/24/23	3,100	3,164
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,000	6,952
Caterpillar Financial Services Corp.	3.250%	12/1/24	7,437	7,347
Caterpillar Financial Services Corp.	2.400%	8/9/26	5,350	4,944
Caterpillar Inc.	3.900%	5/27/21	12,366	12,697
Caterpillar Inc.	3.400%	5/15/24	23,941	23,949
Caterpillar Inc.	6.050%	8/15/36	8,882	11,438
Caterpillar Inc.	5.200%	5/27/41	9,050	10,771
Caterpillar Inc.	3.803%	8/15/42	25,845	25,655
Caterpillar Inc.	4.300%	5/15/44	10,153	10,890
Caterpillar Inc.	4.750%	5/15/64	3,585	4,053
CNH Industrial Capital LLC	4.375%	11/6/20	1,885	1,916
CNH Industrial Capital LLC	4.375%	4/5/22	4,100	4,156
CNH Industrial NV	3.850%	11/15/27	10,100	9,797
Crane Co.	4.450%	12/15/23	6,450	6,605
Crane Co.	4.200%	3/15/48	7,000	6,946
CRH America Inc.	5.750%	1/15/21	4,450	4,730
Deere & Co.	4.375%	10/16/19	7,424	7,625
Deere & Co.	2.600%	6/8/22	28,948	28,280
Deere & Co.	5.375%	10/16/29	10,562	12,315
Deere & Co.	8.100%	5/15/30	5,517	7,755
Deere & Co.	7.125%	3/3/31	325	432
Deere & Co.	3.900%	6/9/42	7,170	7,294
Dover Corp.	4.300%	3/1/21	200	206
Dover Corp.	3.150%	11/15/25	7,640	7,461
Dover Corp.	5.375%	10/15/35	2,700	3,131
Dover Corp.	6.600%	3/15/38	3,115	4,088
Dover Corp.	5.375%	3/1/41	4,109	4,815
Eagle Materials Inc.	4.500%	8/1/26	1,125	1,138
Eaton Corp.	2.750%	11/2/22	19,004	18,536
Eaton Corp.	3.103%	9/15/27	10,300	9,683
Eaton Corp.	4.000%	11/2/32	9,529	9,536
Eaton Corp.	4.150%	11/2/42	612	599
Eaton Corp.	3.915%	9/15/47	3,975	3,758
Embraer Netherlands Finance BV	5.050%	6/15/25	8,450	8,720
Embraer Netherlands Finance BV	5.400%	2/1/27	7,300	7,717
9 Embraer Overseas Ltd.	5.696%	9/16/23	5,630	5,988
Embraer SA	5.150%	6/15/22	1,300	1,356
Emerson Electric Co.	4.875%	10/15/19	3,595	3,716
Emerson Electric Co.	4.250%	11/15/20	745	770
Emerson Electric Co.	2.625%	12/1/21	15,600	15,392
Emerson Electric Co.	2.625%	2/15/23	3,225	3,139
Emerson Electric Co.	3.150%	6/1/25	3,950	3,904
Emerson Electric Co.	6.000%	8/15/32	1,100	1,342
Exelis Inc.	5.550%	10/1/21	2,400	2,560
FLIR Systems Inc.	3.125%	6/15/21	1,600	1,587
Flowserve Corp.	3.500%	9/15/22	16,750	16,422
Flowserve Corp.	4.000%	11/15/23	4,225	4,218
Fortive Corp.	1.800%	6/15/19	1,300	1,284
Fortive Corp.	2.350%	6/15/21	9,845	9,576

Fortive Corp.	3.150%	6/15/26	5,865	5,589
Fortive Corp.	4.300%	6/15/46	9,425	9,369
Fortune Brands Home & Security Inc.	3.000%	6/15/20	1,930	1,921
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,750	4,850
General Dynamics Corp.	3.875%	7/15/21	5,819	5,967
General Dynamics Corp.	2.250%	11/15/22	10,025	9,655
General Dynamics Corp.	1.875%	8/15/23	10,490	9,778
General Dynamics Corp.	2.375%	11/15/24	8,650	8,171
General Dynamics Corp.	2.125%	8/15/26	4,800	4,337
General Dynamics Corp.	2.625%	11/15/27	13,129	12,245
General Dynamics Corp.	3.600%	11/15/42	3,893	3,703
General Electric Co.	6.000%	8/7/19	14,000	14,574
General Electric Co.	2.100%	12/11/19	1,266	1,257
General Electric Co.	5.500%	1/8/20	11,799	12,279
General Electric Co.	2.200%	1/9/20	18,031	17,808
General Electric Co.	5.550%	5/4/20	20,701	21,725
General Electric Co.	4.375%	9/16/20	18,783	19,393
General Electric Co.	4.625%	1/7/21	11,914	12,358
General Electric Co.	5.300%	2/11/21	12,328	12,925
General Electric Co.	4.650%	10/17/21	17,410	18,181
General Electric Co.	3.150%	9/7/22	4,743	4,675
General Electric Co.	2.700%	10/9/22	34,024	32,849
General Electric Co.	3.100%	1/9/23	18,645	18,236
General Electric Co.	3.375%	3/11/24	5,875	5,745
General Electric Co.	3.450%	5/15/24	2,055	2,012
General Electric Co.	6.750%	3/15/32	32,102	39,816
General Electric Co.	7.500%	8/21/35	100	137
General Electric Co.	6.150%	8/7/37	9,368	11,086
General Electric Co.	5.875%	1/14/38	33,003	38,366
General Electric Co.	6.875%	1/10/39	26,974	34,587
General Electric Co.	4.125%	10/9/42	25,749	23,802
General Electric Co.	4.500%	3/11/44	27,761	27,281
Harris Corp.	2.700%	4/27/20	2,540	2,512
Harris Corp.	4.400%	12/15/20	3,845	3,957
Harris Corp.	3.832%	4/27/25	9,780	9,821
Harris Corp.	4.854%	4/27/35	4,225	4,525
Harris Corp.	6.150%	12/15/40	7,528	9,191
Harris Corp.	5.054%	4/27/45	4,056	4,477
Hexcel Corp.	4.700%	8/15/25	1,400	1,457
Honeywell International Inc.	1.400%	10/30/19	1,750	1,716
Honeywell International Inc.	1.800%	10/30/19	10,150	10,015
Honeywell International Inc.	4.250%	3/1/21	8,025	8,318
Honeywell International Inc.	1.850%	11/1/21	11,000	10,595
Honeywell International Inc.	3.350%	12/1/23	7,160	7,125
Honeywell International Inc.	2.500%	11/1/26	8,975	8,294
Honeywell International Inc.	5.700%	3/15/36	5,224	6,519
Honeywell International Inc.	5.700%	3/15/37	9,056	11,415
Honeywell International Inc.	5.375%	3/1/41	6,350	7,777
Hubbell Inc.	3.350%	3/1/26	4,851	4,757
Hubbell Inc.	3.150%	8/15/27	3,200	3,051
Hubbell Inc.	3.500%	2/15/28	7,475	7,314
9 Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,711	9,323
Illinois Tool Works Inc.	6.250%	4/1/19	12,700	13,168
Illinois Tool Works Inc.	3.375%	9/15/21	3,265	3,299
Illinois Tool Works Inc.	3.500%	3/1/24	2,014	2,053
Illinois Tool Works Inc.	2.650%	11/15/26	30,790	28,762
Illinois Tool Works Inc.	4.875%	9/15/41	4,920	5,686

Illinois Tool Works Inc.	3.900%	9/1/42	18,384	18,748
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	11,625	12,039
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	4,100	4,910
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	2,500	2,496
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	3,900	3,862
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	3,040	3,043
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	5,150	5,361
John Deere Capital Corp.	2.250%	4/17/19	5,950	5,939
John Deere Capital Corp.	1.250%	10/9/19	15,100	14,813
John Deere Capital Corp.	1.700%	1/15/20	5,535	5,450
John Deere Capital Corp.	2.050%	3/10/20	4,950	4,905
John Deere Capital Corp.	2.200%	3/13/20	2,060	2,041
John Deere Capital Corp.	1.950%	6/22/20	2,465	2,430
John Deere Capital Corp.	2.375%	7/14/20	1,250	1,243
John Deere Capital Corp.	2.450%	9/11/20	3,500	3,478
John Deere Capital Corp.	2.550%	1/8/21	200	198
John Deere Capital Corp.	2.800%	3/4/21	6,800	6,751
John Deere Capital Corp.	2.875%	3/12/21	5,500	5,482
John Deere Capital Corp.	3.900%	7/12/21	5,953	6,114
John Deere Capital Corp.	3.150%	10/15/21	7,849	7,861
John Deere Capital Corp.	2.650%	1/6/22	3,500	3,440
John Deere Capital Corp.	2.750%	3/15/22	1,645	1,625
John Deere Capital Corp.	2.150%	9/8/22	14,600	13,987
John Deere Capital Corp.	2.700%	1/6/23	1,000	979
John Deere Capital Corp.	2.800%	1/27/23	6,160	6,047
John Deere Capital Corp.	2.800%	3/6/23	12,608	12,333
John Deere Capital Corp.	3.350%	6/12/24	17,650	17,568
John Deere Capital Corp.	2.650%	6/24/24	1,550	1,485
John Deere Capital Corp.	3.450%	3/13/25	5,425	5,425
John Deere Capital Corp.	3.400%	9/11/25	2,710	2,692
John Deere Capital Corp.	2.650%	6/10/26	2,075	1,948
John Deere Capital Corp.	2.800%	9/8/27	7,200	6,763
John Deere Capital Corp.	3.050%	1/6/28	8,800	8,409
Johnson Controls International plc	5.000%	3/30/20	16,417	17,058
Johnson Controls International plc	4.250%	3/1/21	700	719
Johnson Controls International plc	3.750%	12/1/21	50	51
Johnson Controls International plc	3.900%	2/14/26	11,257	11,269
Johnson Controls International plc	6.000%	1/15/36	1,970	2,390
Johnson Controls International plc	5.700%	3/1/41	1,300	1,482
Johnson Controls International plc	4.625%	7/2/44	1,422	1,464
Johnson Controls International plc	5.125%	9/14/45	10,247	11,361
Johnson Controls International plc	4.500%	2/15/47	5,350	5,398
Johnson Controls International plc	4.950%	7/2/64	5,795	5,727
Kennametal Inc.	2.650%	11/1/19	3,800	3,773
Kennametal Inc.	3.875%	2/15/22	2,575	2,586
L3 Technologies Inc.	5.200%	10/15/19	12,895	13,284
L3 Technologies Inc.	4.750%	7/15/20	11,813	12,172
L3 Technologies Inc.	4.950%	2/15/21	11,420	11,908
L3 Technologies Inc.	3.950%	5/28/24	3,218	3,231
L3 Technologies Inc.	3.850%	12/15/26	1,910	1,883
Lafarge SA	7.125%	7/15/36	4,850	6,159
Leggett & Platt Inc.	3.800%	11/15/24	4,600	4,586
Leggett & Platt Inc.	3.500%	11/15/27	14,100	13,592
Legrand France SA	8.500%	2/15/25	1,875	2,366
Lennox International Inc.	3.000%	11/15/23	1,000	967
Lockheed Martin Corp.	4.250%	11/15/19	6,681	6,837
Lockheed Martin Corp.	2.500%	11/23/20	13,255	13,129

Lockheed Martin Corp.	3.350%	9/15/21	25,428	25,633
Lockheed Martin Corp.	3.100%	1/15/23	8,160	8,126
Lockheed Martin Corp.	2.900%	3/1/25	2,652	2,532
Lockheed Martin Corp.	3.550%	1/15/26	18,658	18,515
Lockheed Martin Corp.	3.600%	3/1/35	7,385	7,016
Lockheed Martin Corp.	4.500%	5/15/36	4,820	5,103
Lockheed Martin Corp.	6.150%	9/1/36	16,874	21,189
Lockheed Martin Corp.	5.720%	6/1/40	5,260	6,372
Lockheed Martin Corp.	4.850%	9/15/41	5,872	6,401
Lockheed Martin Corp.	4.070%	12/15/42	3,900	3,846
Lockheed Martin Corp.	3.800%	3/1/45	2,957	2,772
Lockheed Martin Corp.	4.700%	5/15/46	18,982	20,540
Lockheed Martin Corp.	4.090%	9/15/52	2,431	2,348
Martin Marietta Materials Inc.	3.450%	6/1/27	6,400	6,107
Martin Marietta Materials Inc.	3.500%	12/15/27	5,500	5,242
Martin Marietta Materials Inc.	4.250%	12/15/47	10,110	9,293
Masco Corp.	4.450%	4/1/25	8,262	8,449
Masco Corp.	4.375%	4/1/26	2,469	2,511
Masco Corp.	3.500%	11/15/27	7,600	7,244
Masco Corp.	6.500%	8/15/32	27	31
Masco Corp.	4.500%	5/15/47	7,850	7,428
Mohawk Industries Inc.	3.850%	2/1/23	12,690	12,869
Northrop Grumman Corp.	5.050%	8/1/19	2,560	2,634
Northrop Grumman Corp.	2.080%	10/15/20	4,950	4,847
Northrop Grumman Corp.	3.500%	3/15/21	15,728	15,911
Northrop Grumman Corp.	2.550%	10/15/22	15,550	15,073
Northrop Grumman Corp.	3.250%	8/1/23	2,092	2,074
Northrop Grumman Corp.	2.930%	1/15/25	15,075	14,423
Northrop Grumman Corp.	3.200%	2/1/27	8,175	7,802
Northrop Grumman Corp.	3.250%	1/15/28	33,920	32,341
Northrop Grumman Corp.	5.050%	11/15/40	6,925	7,643
Northrop Grumman Corp.	4.750%	6/1/43	7,479	7,963
Northrop Grumman Corp.	3.850%	4/15/45	1,704	1,589
Northrop Grumman Corp.	4.030%	10/15/47	25,680	24,672
Northrop Grumman Systems Corp.	7.875%	3/1/26	2,475	3,102
Northrop Grumman Systems Corp.	7.750%	2/15/31	381	516
9 Nvent Finance Sarl	3.950%	4/15/23	2,230	2,233
9 Nvent Finance Sarl	4.550%	4/15/28	6,320	6,344
Owens Corning	4.200%	12/15/22	13,912	14,237
Owens Corning	4.200%	12/1/24	2,190	2,219
Owens Corning	3.400%	8/15/26	5,050	4,807
Owens Corning	7.000%	12/1/36	817	1,035
Owens Corning	4.300%	7/15/47	5,625	5,114
Owens Corning	4.400%	1/30/48	4,250	3,915
Parker-Hannifin Corp.	3.500%	9/15/22	3,800	3,840
Parker-Hannifin Corp.	3.300%	11/21/24	8,295	8,273
Parker-Hannifin Corp.	3.250%	3/1/27	10,915	10,705
Parker-Hannifin Corp.	4.200%	11/21/34	5,328	5,576
Parker-Hannifin Corp.	6.250%	5/15/38	4,513	5,863
Parker-Hannifin Corp.	4.450%	11/21/44	4,665	4,975
Parker-Hannifin Corp.	4.100%	3/1/47	5,225	5,332
Pentair Finance SA	2.650%	12/1/19	2,204	2,182
Precision Castparts Corp.	2.250%	6/15/20	4,880	4,829
Precision Castparts Corp.	2.500%	1/15/23	21,130	20,530
Precision Castparts Corp.	3.250%	6/15/25	11,482	11,374
Precision Castparts Corp.	4.200%	6/15/35	2,100	2,174
Precision Castparts Corp.	3.900%	1/15/43	6,700	6,580

Precision Castparts Corp.	4.375%	6/15/45	6,292	6,681
Raytheon Co.	4.400%	2/15/20	2,821	2,900
Raytheon Co.	3.125%	10/15/20	9,868	9,921
Raytheon Co.	2.500%	12/15/22	11,153	10,836
Raytheon Co.	3.150%	12/15/24	4,625	4,588
Raytheon Co.	7.200%	8/15/27	4,810	6,144
Raytheon Co.	4.875%	10/15/40	1,540	1,801
Raytheon Co.	4.700%	12/15/41	7,700	8,653
Raytheon Co.	4.200%	12/15/44	3,000	3,141
Republic Services Inc.	5.500%	9/15/19	14,365	14,934
Republic Services Inc.	5.000%	3/1/20	7,410	7,700
Republic Services Inc.	5.250%	11/15/21	11,497	12,295
Republic Services Inc.	3.550%	6/1/22	5,418	5,476
Republic Services Inc.	4.750%	5/15/23	2,700	2,854
Republic Services Inc.	3.200%	3/15/25	7,100	6,887
Republic Services Inc.	2.900%	7/1/26	474	444
Republic Services Inc.	6.200%	3/1/40	6,078	7,587
Republic Services Inc.	5.700%	5/15/41	11,448	13,687
Rockwell Automation Inc.	2.050%	3/1/20	5,850	5,737
Rockwell Collins Inc.	1.950%	7/15/19	925	915
Rockwell Collins Inc.	5.250%	7/15/19	265	273
Rockwell Collins Inc.	3.100%	11/15/21	2,350	2,336
Rockwell Collins Inc.	2.800%	3/15/22	6,800	6,632
Rockwell Collins Inc.	3.200%	3/15/24	15,575	15,135
Rockwell Collins Inc.	3.500%	3/15/27	13,350	12,839
Rockwell Collins Inc.	4.800%	12/15/43	3,575	3,949
Rockwell Collins Inc.	4.350%	4/15/47	12,975	12,814
Roper Technologies Inc.	6.250%	9/1/19	3,210	3,361
Roper Technologies Inc.	3.000%	12/15/20	2,450	2,441
Roper Technologies Inc.	2.800%	12/15/21	12,446	12,234
Roper Technologies Inc.	3.125%	11/15/22	4,143	4,089
Roper Technologies Inc.	3.850%	12/15/25	1,200	1,212
Roper Technologies Inc.	3.800%	12/15/26	17,420	17,338
Snap-on Inc.	6.125%	9/1/21	3,700	4,084
Snap-on Inc.	3.250%	3/1/27	2,200	2,135
Snap-on Inc.	4.100%	3/1/48	3,700	3,761
Sonoco Products Co.	5.750%	11/1/40	6,350	7,272
Spirit AeroSystems Inc.	5.250%	3/15/22	600	617
Spirit AeroSystems Inc.	3.850%	6/15/26	7,770	7,601
Stanley Black & Decker Inc.	3.400%	12/1/21	4,875	4,933
Stanley Black & Decker Inc.	2.900%	11/1/22	2,616	2,575
Stanley Black & Decker Inc.	5.200%	9/1/40	3,328	3,782
4 Stanley Black & Decker Inc.	5.750%	12/15/53	200	203
Textron Inc.	4.300%	3/1/24	3,725	3,824
Textron Inc.	3.875%	3/1/25	6,570	6,555
Textron Inc.	4.000%	3/15/26	6,700	6,744
Textron Inc.	3.650%	3/15/27	3,875	3,784
Textron Inc.	3.375%	3/1/28	6,479	6,185
The Timken Co.	3.875%	9/1/24	1,000	984
United Technologies Corp.	1.500%	11/1/19	7,900	7,769
United Technologies Corp.	4.500%	4/15/20	26,153	27,049
United Technologies Corp.	1.900%	5/4/20	15,550	15,245
United Technologies Corp.	1.950%	11/1/21	3,850	3,688
United Technologies Corp.	2.300%	5/4/22	400	385
United Technologies Corp.	3.100%	6/1/22	7,131	7,072
United Technologies Corp.	2.800%	5/4/24	13,500	12,883
United Technologies Corp.	2.650%	11/1/26	3,000	2,749

United Technologies Corp.	3.125%	5/4/27	6,850	6,465
United Technologies Corp.	6.700%	8/1/28	2,397	2,928
United Technologies Corp.	7.500%	9/15/29	4,596	6,021
United Technologies Corp.	5.400%	5/1/35	7,175	8,086
United Technologies Corp.	6.050%	6/1/36	8,512	10,292
United Technologies Corp.	6.125%	7/15/38	5,696	6,979
United Technologies Corp.	5.700%	4/15/40	10,830	12,719
United Technologies Corp.	4.500%	6/1/42	41,234	41,599
United Technologies Corp.	4.150%	5/15/45	9,325	8,973
United Technologies Corp.	3.750%	11/1/46	15,700	14,073
United Technologies Corp.	4.050%	5/4/47	5,075	4,809
Vulcan Materials Co.	4.500%	4/1/25	3,750	3,867
Vulcan Materials Co.	4.500%	6/15/47	8,825	8,385
Wabtec Corp.	3.450%	11/15/26	7,617	7,301
Waste Management Inc.	4.750%	6/30/20	10,314	10,719
Waste Management Inc.	4.600%	3/1/21	9,560	9,947
Waste Management Inc.	2.900%	9/15/22	250	247
Waste Management Inc.	2.400%	5/15/23	8,750	8,341
Waste Management Inc.	3.500%	5/15/24	3,250	3,253
Waste Management Inc.	3.125%	3/1/25	7,395	7,180
Waste Management Inc.	3.150%	11/15/27	13,103	12,480
Waste Management Inc.	3.900%	3/1/35	2,110	2,105
Waste Management Inc.	6.125%	11/30/39	575	725
Waste Management Inc.	4.100%	3/1/45	5,939	5,939
WW Grainger Inc.	4.600%	6/15/45	11,993	12,596
WW Grainger Inc.	3.750%	5/15/46	4,975	4,627
WW Grainger Inc.	4.200%	5/15/47	2,250	2,255
Xylem Inc.	4.875%	10/1/21	160	169
Xylem Inc.	3.250%	11/1/26	1,136	1,091
Xylem Inc.	4.375%	11/1/46	3,050	3,085

Communication (2.6%)
21st Century Fox America Inc.	5.650%	8/15/20	4,701	4,979
21st Century Fox America Inc.	4.500%	2/15/21	7,850	8,184
21st Century Fox America Inc.	3.000%	9/15/22	10,735	10,592
21st Century Fox America Inc.	3.700%	9/15/24	4,785	4,825
21st Century Fox America Inc.	3.700%	10/15/25	6,775	6,804
21st Century Fox America Inc.	3.375%	11/15/26	6,900	6,784
21st Century Fox America Inc.	6.550%	3/15/33	12,790	16,145
21st Century Fox America Inc.	6.200%	12/15/34	14,391	17,850
21st Century Fox America Inc.	6.400%	12/15/35	24,030	30,216
21st Century Fox America Inc.	8.150%	10/17/36	3,075	4,488
21st Century Fox America Inc.	6.150%	3/1/37	10,073	12,431
21st Century Fox America Inc.	6.650%	11/15/37	685	891
21st Century Fox America Inc.	6.900%	8/15/39	7,548	10,189
21st Century Fox America Inc.	6.150%	2/15/41	15,995	20,126
21st Century Fox America Inc.	5.400%	10/1/43	12,150	14,156
21st Century Fox America Inc.	4.750%	9/15/44	12,445	13,428
21st Century Fox America Inc.	4.950%	10/15/45	3,830	4,210
21st Century Fox America Inc.	7.750%	12/1/45	5,160	7,826
Activision Blizzard Inc.	2.300%	9/15/21	17,225	16,628
Activision Blizzard Inc.	2.600%	6/15/22	1,475	1,432
Activision Blizzard Inc.	3.400%	9/15/26	21,555	20,962
Activision Blizzard Inc.	3.400%	6/15/27	3,375	3,252
Activision Blizzard Inc.	4.500%	6/15/47	4,655	4,670
America Movil SAB de CV	5.000%	10/16/19	7,875	8,118
America Movil SAB de CV	5.000%	3/30/20	12,041	12,433

America Movil SAB de CV	3.125%	7/16/22	36,625	36,105
America Movil SAB de CV	6.375%	3/1/35	17,440	21,154
America Movil SAB de CV	6.125%	11/15/37	4,283	5,112
America Movil SAB de CV	6.125%	3/30/40	15,535	18,682
America Movil SAB de CV	4.375%	7/16/42	12,090	12,180
American Tower Corp.	2.800%	6/1/20	7,359	7,297
American Tower Corp.	5.050%	9/1/20	6,695	6,965
American Tower Corp.	3.300%	2/15/21	13,064	13,021
American Tower Corp.	3.450%	9/15/21	14,400	14,408
American Tower Corp.	5.900%	11/1/21	7,125	7,717
American Tower Corp.	2.250%	1/15/22	6,565	6,280
American Tower Corp.	3.500%	1/31/23	18,498	18,387
American Tower Corp.	5.000%	2/15/24	11,886	12,544
American Tower Corp.	4.000%	6/1/25	8,690	8,605
American Tower Corp.	4.400%	2/15/26	1,750	1,771
American Tower Corp.	3.375%	10/15/26	10,145	9,485
American Tower Corp.	3.125%	1/15/27	4,275	3,918
American Tower Corp.	3.550%	7/15/27	10,723	10,063
American Tower Corp.	3.600%	1/15/28	7,885	7,484
AT&T Corp.	8.250%	11/15/31	16,578	21,884
AT&T Inc.	5.875%	10/1/19	23,945	24,992
AT&T Inc.	5.200%	3/15/20	17,690	18,406
AT&T Inc.	2.450%	6/30/20	29,184	28,834
AT&T Inc.	4.600%	2/15/21	13,327	13,800
AT&T Inc.	2.800%	2/17/21	4,000	3,962
AT&T Inc.	5.000%	3/1/21	17,746	18,636
AT&T Inc.	4.450%	5/15/21	6,123	6,340
AT&T Inc.	3.875%	8/15/21	2,000	2,036
AT&T Inc.	3.200%	3/1/22	7,444	7,402
AT&T Inc.	3.800%	3/15/22	13,860	14,051
AT&T Inc.	3.000%	6/30/22	38,422	37,694
AT&T Inc.	2.850%	2/14/23	18,826	18,873
AT&T Inc.	3.600%	2/17/23	37,310	37,435
AT&T Inc.	3.800%	3/1/24	6,450	6,452
AT&T Inc.	4.450%	4/1/24	7,025	7,240
AT&T Inc.	3.400%	8/14/24	32,175	32,406
AT&T Inc.	3.950%	1/15/25	13,435	13,432
AT&T Inc.	3.400%	5/15/25	49,435	47,513
AT&T Inc.	4.125%	2/17/26	19,707	19,761
AT&T Inc.	4.250%	3/1/27	27,775	28,013
AT&T Inc.	3.900%	8/14/27	53,750	54,112
9 AT&T Inc.	4.100%	2/15/28	29,367	29,193
9 AT&T Inc.	4.300%	2/15/30	40,471	40,196
AT&T Inc.	4.500%	5/15/35	20,592	20,135
AT&T Inc.	5.250%	3/1/37	22,000	23,222
AT&T Inc.	4.900%	8/14/37	48,500	48,858
AT&T Inc.	6.350%	3/15/40	11,000	12,756
AT&T Inc.	6.000%	8/15/40	10,702	12,055
AT&T Inc.	5.350%	9/1/40	40,418	41,979
AT&T Inc.	6.375%	3/1/41	9,851	11,449
AT&T Inc.	5.550%	8/15/41	10,185	10,835
AT&T Inc.	5.150%	3/15/42	29,469	29,877
AT&T Inc.	4.300%	12/15/42	19,850	18,235
AT&T Inc.	4.800%	6/15/44	26,590	25,592
AT&T Inc.	4.350%	6/15/45	26,575	24,243
AT&T Inc.	4.750%	5/15/46	28,753	27,843
9 AT&T Inc.	5.150%	11/15/46	63,055	64,102

AT&T Inc.	5.450%	3/1/47	28,611	30,432
AT&T Inc.	4.500%	3/9/48	34,555	32,193
AT&T Inc.	4.550%	3/9/49	16,592	15,498
AT&T Inc.	5.150%	2/14/50	57,070	57,698
AT&T Inc.	5.700%	3/1/57	5,075	5,417
AT&T Inc.	5.300%	8/14/58	29,622	29,870
Bell Canada Inc.	4.464%	4/1/48	8,425	8,592
British Telecommunications plc	9.125%	12/15/30	29,028	42,396
CBS Corp.	2.300%	8/15/19	6,610	6,554
CBS Corp.	4.300%	2/15/21	5,550	5,697
CBS Corp.	3.375%	3/1/22	7,037	7,009
CBS Corp.	2.500%	2/15/23	12,725	12,092
9 CBS Corp.	2.900%	6/1/23	4,225	4,074
CBS Corp.	3.700%	8/15/24	3,775	3,759
CBS Corp.	3.500%	1/15/25	3,753	3,642
CBS Corp.	4.000%	1/15/26	8,574	8,448
CBS Corp.	2.900%	1/15/27	9,800	8,876
CBS Corp.	3.375%	2/15/28	7,525	6,991
9 CBS Corp.	3.700%	6/1/28	6,200	5,914
CBS Corp.	7.875%	7/30/30	2,339	3,011
CBS Corp.	5.500%	5/15/33	668	714
CBS Corp.	5.900%	10/15/40	3,150	3,584
CBS Corp.	4.850%	7/1/42	9,086	9,039
CBS Corp.	4.900%	8/15/44	10,504	10,465
CBS Corp.	4.600%	1/15/45	8,041	7,794
CC Holdings GS V LLC / Crown Castle GS
III Corp.	3.849%	4/15/23	11,327	11,397
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	27,330	27,403
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	32,455	33,039
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	49,335	50,255
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	11,060	10,139
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	13,945	13,330
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	24,199	27,006
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	39,021	43,071
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	27,441	26,546
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	4,700	5,404
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	7,310	9,213
Comcast Corp.	5.700%	7/1/19	7,180	7,433

Comcast Corp.	5.150%	3/1/20	9,418	9,797
Comcast Corp.	3.125%	7/15/22	14,232	14,193
Comcast Corp.	2.850%	1/15/23	1,977	1,928
Comcast Corp.	2.750%	3/1/23	21,014	20,416
Comcast Corp.	3.000%	2/1/24	24,288	23,572
Comcast Corp.	3.600%	3/1/24	1,826	1,833
Comcast Corp.	3.375%	2/15/25	9,532	9,332
Comcast Corp.	3.375%	8/15/25	15,954	15,598
Comcast Corp.	3.150%	3/1/26	24,420	23,484
Comcast Corp.	2.350%	1/15/27	20,250	18,111
Comcast Corp.	3.300%	2/1/27	22,220	21,484
Comcast Corp.	3.150%	2/15/28	17,655	16,719
Comcast Corp.	3.550%	5/1/28	10,700	10,491
Comcast Corp.	4.250%	1/15/33	16,262	16,760
Comcast Corp.	7.050%	3/15/33	4,042	5,251
Comcast Corp.	4.200%	8/15/34	13,473	13,544
Comcast Corp.	5.650%	6/15/35	3,871	4,540
Comcast Corp.	4.400%	8/15/35	11,916	12,243
Comcast Corp.	6.500%	11/15/35	17,455	22,124
Comcast Corp.	3.200%	7/15/36	11,020	9,667
Comcast Corp.	6.450%	3/15/37	11,469	14,739
Comcast Corp.	6.950%	8/15/37	14,889	19,956
Comcast Corp.	3.900%	3/1/38	9,375	9,041
Comcast Corp.	6.400%	5/15/38	9,747	12,428
Comcast Corp.	6.400%	3/1/40	870	1,104
Comcast Corp.	4.650%	7/15/42	27,312	28,464
Comcast Corp.	4.500%	1/15/43	8,311	8,480
Comcast Corp.	4.600%	8/15/45	22,730	23,467
Comcast Corp.	3.400%	7/15/46	15,114	12,867
Comcast Corp.	4.000%	8/15/47	8,930	8,398
Comcast Corp.	3.969%	11/1/47	21,375	20,146
Comcast Corp.	4.000%	3/1/48	11,000	10,385
Comcast Corp.	3.999%	11/1/49	10,661	9,978
Comcast Corp.	4.049%	11/1/52	8,345	7,778
Crown Castle International Corp.	3.400%	2/15/21	14,805	14,868
Crown Castle International Corp.	2.250%	9/1/21	7,050	6,806
Crown Castle International Corp.	4.875%	4/15/22	7,100	7,485
Crown Castle International Corp.	5.250%	1/15/23	17,519	18,609
Crown Castle International Corp.	3.150%	7/15/23	750	727
Crown Castle International Corp.	3.200%	9/1/24	12,175	11,666
Crown Castle International Corp.	4.450%	2/15/26	19,135	19,396
Crown Castle International Corp.	3.700%	6/15/26	13,775	13,233
Crown Castle International Corp.	4.000%	3/1/27	5,900	5,786
Crown Castle International Corp.	3.650%	9/1/27	14,463	13,791
Crown Castle International Corp.	3.800%	2/15/28	10,775	10,333
Crown Castle International Corp.	4.750%	5/15/47	2,850	2,855
Deutsche Telekom International Finance
BV	6.000%	7/8/19	10,725	11,143
Deutsche Telekom International Finance
BV	8.750%	6/15/30	44,258	62,513
Discovery Communications LLC	5.625%	8/15/19	4,175	4,322
Discovery Communications LLC	2.200%	9/20/19	5,112	5,056
Discovery Communications LLC	4.375%	6/15/21	4,925	5,069
Discovery Communications LLC	3.300%	5/15/22	5,425	5,360
Discovery Communications LLC	2.950%	3/20/23	10,957	10,557
Discovery Communications LLC	3.250%	4/1/23	2,500	2,426
Discovery Communications LLC	3.800%	3/13/24	5,000	4,952

Discovery Communications LLC	3.450%	3/15/25	7,480	7,187
Discovery Communications LLC	4.900%	3/11/26	14,015	14,496
Discovery Communications LLC	3.950%	3/20/28	19,175	18,390
Discovery Communications LLC	5.000%	9/20/37	14,901	14,819
Discovery Communications LLC	6.350%	6/1/40	7,666	8,648
Discovery Communications LLC	4.950%	5/15/42	7,296	6,954
Discovery Communications LLC	4.875%	4/1/43	10,658	10,084
Discovery Communications LLC	5.200%	9/20/47	13,529	13,519
Electronic Arts Inc.	3.700%	3/1/21	10,015	10,158
Electronic Arts Inc.	4.800%	3/1/26	4,040	4,318
Grupo Televisa SAB	6.625%	3/18/25	3,864	4,413
Grupo Televisa SAB	4.625%	1/30/26	2,775	2,837
Grupo Televisa SAB	8.500%	3/11/32	535	687
Grupo Televisa SAB	6.625%	1/15/40	6,468	7,318
Grupo Televisa SAB	5.000%	5/13/45	21,816	20,448
Grupo Televisa SAB	6.125%	1/31/46	4,303	4,699
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,575	5,594
Interpublic Group of Cos. Inc.	4.200%	4/15/24	14,565	14,842
Koninklijke KPN NV	8.375%	10/1/30	6,571	8,942
Moody's Corp.	2.750%	7/15/19	3,496	3,499
Moody's Corp.	5.500%	9/1/20	1,575	1,662
Moody's Corp.	2.750%	12/15/21	5,725	5,614
Moody's Corp.	4.500%	9/1/22	15,750	16,431
9 Moody's Corp.	2.625%	1/15/23	3,325	3,211
Moody's Corp.	4.875%	2/15/24	7,160	7,594
Moody's Corp.	5.250%	7/15/44	7,025	8,021
NBCUniversal Media LLC	5.150%	4/30/20	18,355	19,135
NBCUniversal Media LLC	4.375%	4/1/21	20,865	21,631
NBCUniversal Media LLC	2.875%	1/15/23	31,384	30,697
NBCUniversal Media LLC	6.400%	4/30/40	13,815	17,475
NBCUniversal Media LLC	5.950%	4/1/41	8,258	10,076
NBCUniversal Media LLC	4.450%	1/15/43	15,202	15,416
Omnicom Group Inc.	6.250%	7/15/19	870	908
Omnicom Group Inc.	4.450%	8/15/20	17,740	18,259
Omnicom Group Inc.	3.625%	5/1/22	18,393	18,518
Omnicom Group Inc.	3.650%	11/1/24	10,563	10,451
Omnicom Group Inc.	3.600%	4/15/26	14,276	13,798
Orange SA	5.375%	7/8/19	9,559	9,848
Orange SA	1.625%	11/3/19	11,492	11,265
Orange SA	4.125%	9/14/21	24,345	25,200
Orange SA	9.000%	3/1/31	23,475	34,190
Orange SA	5.375%	1/13/42	18,855	21,503
Orange SA	5.500%	2/6/44	746	864
RELX Capital Inc.	3.125%	10/15/22	11,543	11,347
RELX Capital Inc.	3.500%	3/16/23	5,895	5,895
Rogers Communications Inc.	3.000%	3/15/23	7,075	6,952
Rogers Communications Inc.	4.100%	10/1/23	5,646	5,804
Rogers Communications Inc.	3.625%	12/15/25	3,990	3,982
Rogers Communications Inc.	2.900%	11/15/26	5,300	4,977
Rogers Communications Inc.	7.500%	8/15/38	1,428	1,945
Rogers Communications Inc.	4.500%	3/15/43	4,118	4,215
Rogers Communications Inc.	5.450%	10/1/43	1,100	1,266
Rogers Communications Inc.	5.000%	3/15/44	11,338	12,412
Rogers Communications Inc.	4.300%	2/15/48	11,000	10,936
S&P Global Inc.	3.300%	8/14/20	8,705	8,741
S&P Global Inc.	4.000%	6/15/25	7,709	7,891
S&P Global Inc.	4.400%	2/15/26	12,675	13,299

S&P Global Inc.	2.950%	1/22/27	10,930	10,316
S&P Global Inc.	6.550%	11/15/37	4,765	6,109
Scripps Networks Interactive Inc.	2.750%	11/15/19	5,465	5,425
Scripps Networks Interactive Inc.	2.800%	6/15/20	5,375	5,303
Scripps Networks Interactive Inc.	3.500%	6/15/22	4,075	4,018
Scripps Networks Interactive Inc.	3.900%	11/15/24	7,675	7,581
Scripps Networks Interactive Inc.	3.950%	6/15/25	5,725	5,656
TCI Communications Inc.	7.875%	2/15/26	4,868	6,178
TCI Communications Inc.	7.125%	2/15/28	2,472	3,084
Telefonica Emisiones SAU	5.877%	7/15/19	9,533	9,886
Telefonica Emisiones SAU	5.134%	4/27/20	9,605	9,966
Telefonica Emisiones SAU	5.462%	2/16/21	26,884	28,605
Telefonica Emisiones SAU	4.570%	4/27/23	7,713	8,084
Telefonica Emisiones SAU	4.103%	3/8/27	16,340	16,291
Telefonica Emisiones SAU	7.045%	6/20/36	22,502	28,573
Telefonica Emisiones SAU	4.665%	3/6/38	8,925	8,983
Telefonica Emisiones SAU	5.213%	3/8/47	25,085	26,473
Telefonica Emisiones SAU	4.895%	3/6/48	6,000	6,076
Telefonica Europe BV	8.250%	9/15/30	9,627	12,946
TELUS Corp.	2.800%	2/16/27	8,000	7,400
TELUS Corp.	3.700%	9/15/27	100	99
Thomson Reuters Corp.	4.700%	10/15/19	1,850	1,901
Thomson Reuters Corp.	3.950%	9/30/21	2,000	2,031
Thomson Reuters Corp.	4.300%	11/23/23	9,483	9,705
Thomson Reuters Corp.	3.850%	9/29/24	7,150	7,148
Thomson Reuters Corp.	3.350%	5/15/26	5,200	4,959
Thomson Reuters Corp.	5.500%	8/15/35	8,250	9,027
Thomson Reuters Corp.	5.850%	4/15/40	6,145	7,090
Thomson Reuters Corp.	4.500%	5/23/43	1,825	1,764
Thomson Reuters Corp.	5.650%	11/23/43	9,700	11,018
Time Warner Cable LLC	8.250%	4/1/19	12,951	13,592
Time Warner Cable LLC	5.000%	2/1/20	17,660	18,106
Time Warner Cable LLC	4.125%	2/15/21	2,887	2,920
Time Warner Cable LLC	4.000%	9/1/21	14,097	14,155
Time Warner Cable LLC	6.550%	5/1/37	13,723	15,386
Time Warner Cable LLC	7.300%	7/1/38	15,778	18,861
Time Warner Cable LLC	6.750%	6/15/39	17,126	19,352
Time Warner Cable LLC	5.875%	11/15/40	22,533	23,444
Time Warner Cable LLC	5.500%	9/1/41	10,500	10,370
Time Warner Cable LLC	4.500%	9/15/42	13,090	11,288
Time Warner Entertainment Co. LP	8.375%	7/15/33	6,988	9,146
Time Warner Inc.	2.100%	6/1/19	12,280	12,175
Time Warner Inc.	4.875%	3/15/20	17,005	17,584
Time Warner Inc.	4.700%	1/15/21	7,920	8,220
Time Warner Inc.	4.750%	3/29/21	15,290	15,923
Time Warner Inc.	4.000%	1/15/22	3,100	3,163
Time Warner Inc.	3.400%	6/15/22	3,695	3,683
Time Warner Inc.	4.050%	12/15/23	550	561
Time Warner Inc.	3.550%	6/1/24	7,250	7,134
Time Warner Inc.	3.600%	7/15/25	20,526	19,943
Time Warner Inc.	3.875%	1/15/26	24,930	24,293
Time Warner Inc.	3.800%	2/15/27	23,784	22,993
Time Warner Inc.	6.200%	3/15/40	4,200	4,858
Time Warner Inc.	5.375%	10/15/41	5,055	5,340
Time Warner Inc.	4.900%	6/15/42	7,079	7,124
Time Warner Inc.	5.350%	12/15/43	7,910	8,409
Time Warner Inc.	4.650%	6/1/44	10,887	10,418

Verizon Communications Inc.	2.625%	2/21/20	13,820	13,757
Verizon Communications Inc.	3.450%	3/15/21	10,395	10,505
Verizon Communications Inc.	4.600%	4/1/21	14,650	15,260
Verizon Communications Inc.	1.750%	8/15/21	3,050	2,911
Verizon Communications Inc.	3.000%	11/1/21	14,564	14,461
Verizon Communications Inc.	3.500%	11/1/21	19,664	19,821
Verizon Communications Inc.	3.125%	3/16/22	19,825	19,665
Verizon Communications Inc.	2.450%	11/1/22	15,725	15,088
Verizon Communications Inc.	5.150%	9/15/23	66,108	71,362
Verizon Communications Inc.	4.150%	3/15/24	19,560	20,064
Verizon Communications Inc.	3.500%	11/1/24	26,949	26,661
Verizon Communications Inc.	3.376%	2/15/25	44,603	43,822
Verizon Communications Inc.	2.625%	8/15/26	27,575	25,171
Verizon Communications Inc.	4.125%	3/16/27	41,975	42,481
Verizon Communications Inc.	4.500%	8/10/33	38,865	39,279
Verizon Communications Inc.	4.400%	11/1/34	34,188	33,635
Verizon Communications Inc.	4.272%	1/15/36	36,259	34,697
Verizon Communications Inc.	5.250%	3/16/37	36,522	39,121
Verizon Communications Inc.	4.812%	3/15/39	19,210	19,598
Verizon Communications Inc.	4.750%	11/1/41	12,209	12,209
Verizon Communications Inc.	3.850%	11/1/42	13,317	11,643
Verizon Communications Inc.	4.125%	8/15/46	20,157	18,119
Verizon Communications Inc.	4.862%	8/21/46	56,461	56,652
Verizon Communications Inc.	5.500%	3/16/47	16,290	17,902
Verizon Communications Inc.	4.522%	9/15/48	51,418	49,224
Verizon Communications Inc.	5.012%	4/15/49	47,732	49,046
Verizon Communications Inc.	5.012%	8/21/54	62,765	62,474
Verizon Communications Inc.	4.672%	3/15/55	46,121	43,660
Viacom Inc.	5.625%	9/15/19	12,625	13,101
Viacom Inc.	3.875%	12/15/21	4,908	4,978
Viacom Inc.	4.250%	9/1/23	13,476	13,667
Viacom Inc.	3.875%	4/1/24	9,662	9,584
Viacom Inc.	3.450%	10/4/26	8,800	8,312
Viacom Inc.	6.875%	4/30/36	9,214	10,954
Viacom Inc.	4.375%	3/15/43	24,728	22,193
Viacom Inc.	5.850%	9/1/43	10,065	10,890
Vodafone Group plc	5.450%	6/10/19	8,530	8,809
Vodafone Group plc	4.375%	3/16/21	5,025	5,191
Vodafone Group plc	2.500%	9/26/22	13,284	12,746
Vodafone Group plc	2.950%	2/19/23	17,645	17,102
Vodafone Group plc	7.875%	2/15/30	2,778	3,593
Vodafone Group plc	6.250%	11/30/32	7,500	8,649
Vodafone Group plc	6.150%	2/27/37	11,925	13,765
Vodafone Group plc	4.375%	2/19/43	23,924	22,656
Walt Disney Co.	1.850%	5/30/19	9,705	9,634
Walt Disney Co.	0.875%	7/12/19	5,150	5,041
Walt Disney Co.	1.950%	3/4/20	6,175	6,092
Walt Disney Co.	1.800%	6/5/20	8,375	8,221
Walt Disney Co.	2.150%	9/17/20	4,000	3,936
Walt Disney Co.	2.300%	2/12/21	7,941	7,826
Walt Disney Co.	2.750%	8/16/21	9,293	9,239
Walt Disney Co.	2.550%	2/15/22	3,781	3,716
Walt Disney Co.	2.450%	3/4/22	3,200	3,134
Walt Disney Co.	2.350%	12/1/22	7,386	7,130
Walt Disney Co.	3.150%	9/17/25	7,100	6,996
Walt Disney Co.	3.000%	2/13/26	13,925	13,568
Walt Disney Co.	1.850%	7/30/26	19,425	17,201

Walt Disney Co.	2.950%	6/15/27	7,580	7,270
Walt Disney Co.	7.000%	3/1/32	2,843	3,803
Walt Disney Co.	4.375%	8/16/41	3,835	4,091
Walt Disney Co.	4.125%	12/1/41	12,800	13,415
Walt Disney Co.	3.700%	12/1/42	7,229	7,018
Walt Disney Co.	4.125%	6/1/44	7,001	7,240
Walt Disney Co.	3.000%	7/30/46	235	200
WPP Finance 2010	4.750%	11/21/21	14,459	15,023
WPP Finance 2010	3.625%	9/7/22	7,006	7,008
WPP Finance 2010	3.750%	9/19/24	6,415	6,312
WPP Finance 2010	5.125%	9/7/42	225	228
WPP Finance 2010	5.625%	11/15/43	7,375	8,008

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	4.500%	1/15/22	2,525	2,605
Advance Auto Parts Inc.	4.500%	12/1/23	4,771	4,912
Alibaba Group Holding Ltd.	2.500%	11/28/19	23,600	23,431
Alibaba Group Holding Ltd.	3.125%	11/28/21	7,440	7,426
Alibaba Group Holding Ltd.	2.800%	6/6/23	7,900	7,642
Alibaba Group Holding Ltd.	3.600%	11/28/24	19,119	18,936
Alibaba Group Holding Ltd.	3.400%	12/6/27	29,250	27,664
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,010	7,230
Alibaba Group Holding Ltd.	4.000%	12/6/37	5,550	5,215
Alibaba Group Holding Ltd.	4.200%	12/6/47	9,800	9,329
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,475	9,009
Amazon.com Inc.	2.600%	12/5/19	17,227	17,231
9 Amazon.com Inc.	1.900%	8/21/20	12,125	11,873
Amazon.com Inc.	3.300%	12/5/21	12,624	12,793
Amazon.com Inc.	2.500%	11/29/22	7,888	7,696
9 Amazon.com Inc.	2.400%	2/22/23	14,550	14,031
9 Amazon.com Inc.	2.800%	8/22/24	16,768	16,210
Amazon.com Inc.	3.800%	12/5/24	5,896	6,041
Amazon.com Inc.	5.200%	12/3/25	10,935	12,165
9 Amazon.com Inc.	3.150%	8/22/27	31,500	30,370
Amazon.com Inc.	4.800%	12/5/34	18,230	20,157
9 Amazon.com Inc.	3.875%	8/22/37	22,190	22,026
Amazon.com Inc.	4.950%	12/5/44	15,850	17,801
9 Amazon.com Inc.	4.050%	8/22/47	36,850	36,476
9 Amazon.com Inc.	4.250%	8/22/57	28,900	28,737
American Honda Finance Corp.	1.200%	7/12/19	8,485	8,329
American Honda Finance Corp.	2.250%	8/15/19	10,575	10,511
American Honda Finance Corp.	2.000%	11/13/19	11,050	10,935
American Honda Finance Corp.	2.000%	2/14/20	2,000	1,970
American Honda Finance Corp.	1.950%	7/20/20	6,050	5,921
American Honda Finance Corp.	2.450%	9/24/20	19,067	18,906
American Honda Finance Corp.	2.650%	2/12/21	12,100	12,043
American Honda Finance Corp.	1.650%	7/12/21	10,100	9,692
American Honda Finance Corp.	1.700%	9/9/21	15,725	15,037
American Honda Finance Corp.	2.600%	11/16/22	5,825	5,721
American Honda Finance Corp.	2.900%	2/16/24	7,275	7,118
American Honda Finance Corp.	2.300%	9/9/26	3,950	3,641
American Honda Finance Corp.	3.500%	2/15/28	3,500	3,522
Aptiv plc	3.150%	11/19/20	7,440	7,415
Aptiv plc	4.250%	1/15/26	9,325	9,508
Aptiv plc	4.400%	10/1/46	4,220	4,084
Automatic Data Processing Inc.	2.250%	9/15/20	10,161	10,038
Automatic Data Processing Inc.	3.375%	9/15/25	7,560	7,590

AutoNation Inc.	5.500%	2/1/20	2,376	2,466
AutoNation Inc.	3.350%	1/15/21	3,205	3,198
AutoNation Inc.	3.500%	11/15/24	4,800	4,611
AutoNation Inc.	4.500%	10/1/25	7,525	7,633
AutoNation Inc.	3.800%	11/15/27	3,685	3,499
AutoZone Inc.	2.500%	4/15/21	3,605	3,538
AutoZone Inc.	3.700%	4/15/22	9,236	9,331
AutoZone Inc.	2.875%	1/15/23	2,091	2,032
AutoZone Inc.	3.125%	7/15/23	375	370
AutoZone Inc.	3.250%	4/15/25	6,060	5,822
AutoZone Inc.	3.125%	4/21/26	4,410	4,163
AutoZone Inc.	3.750%	6/1/27	5,425	5,312
Bed Bath & Beyond Inc.	3.749%	8/1/24	1,190	1,161
Bed Bath & Beyond Inc.	4.915%	8/1/34	3,600	3,124
Bed Bath & Beyond Inc.	5.165%	8/1/44	8,180	6,807
Best Buy Co. Inc.	5.500%	3/15/21	2,936	3,094
Block Financial LLC	4.125%	10/1/20	5,315	5,402
Block Financial LLC	5.500%	11/1/22	2,865	3,032
Block Financial LLC	5.250%	10/1/25	10,710	11,186
Booking Holdings Inc.	2.750%	3/15/23	6,300	6,075
Booking Holdings Inc.	3.650%	3/15/25	3,625	3,593
Booking Holdings Inc.	3.600%	6/1/26	21,555	21,145
Booking Holdings Inc.	3.550%	3/15/28	6,850	6,619
BorgWarner Inc.	4.625%	9/15/20	1,000	1,037
BorgWarner Inc.	3.375%	3/15/25	900	885
BorgWarner Inc.	4.375%	3/15/45	5,615	5,527
Carnival Corp.	3.950%	10/15/20	4,300	4,405
Costco Wholesale Corp.	1.700%	12/15/19	8,263	8,165
Costco Wholesale Corp.	1.750%	2/15/20	5,425	5,325
Costco Wholesale Corp.	2.150%	5/18/21	6,955	6,820
Costco Wholesale Corp.	2.250%	2/15/22	4,200	4,097
Costco Wholesale Corp.	2.300%	5/18/22	11,701	11,388
Costco Wholesale Corp.	2.750%	5/18/24	15,534	15,119
Costco Wholesale Corp.	3.000%	5/18/27	13,788	13,291
Cummins Inc.	3.650%	10/1/23	2,125	2,163
Cummins Inc.	7.125%	3/1/28	1,250	1,557
Cummins Inc.	4.875%	10/1/43	5,850	6,627
Daimler Finance North America LLC	8.500%	1/18/31	13,812	20,086
Darden Restaurants Inc.	3.850%	5/1/27	5,550	5,469
Darden Restaurants Inc.	4.550%	2/15/48	5,125	5,092
Delphi Corp.	4.150%	3/15/24	7,520	7,698
Dollar General Corp.	3.250%	4/15/23	12,720	12,537
Dollar General Corp.	4.150%	11/1/25	3,520	3,597
Dollar General Corp.	3.875%	4/15/27	3,650	3,612
Dollar General Corp.	4.125%	5/1/28	7,400	7,462
DR Horton Inc.	3.750%	3/1/19	1,775	1,787
DR Horton Inc.	2.550%	12/1/20	2,500	2,463
DR Horton Inc.	4.375%	9/15/22	5,550	5,734
DR Horton Inc.	4.750%	2/15/23	3,318	3,477
DR Horton Inc.	5.750%	8/15/23	7,520	8,232
eBay Inc.	2.200%	8/1/19	11,455	11,368
eBay Inc.	2.150%	6/5/20	2,425	2,380
eBay Inc.	3.250%	10/15/20	5,330	5,352
eBay Inc.	2.875%	8/1/21	7,685	7,613
eBay Inc.	3.800%	3/9/22	5,882	5,980
eBay Inc.	2.600%	7/15/22	7,605	7,354
eBay Inc.	2.750%	1/30/23	6,265	6,049

eBay Inc.	3.450%	8/1/24	8,234	8,117
eBay Inc.	3.600%	6/5/27	8,725	8,398
eBay Inc.	4.000%	7/15/42	6,409	5,695
Expedia Inc.	5.950%	8/15/20	7,646	8,090
Expedia Inc.	4.500%	8/15/24	5,130	5,180
Expedia Inc.	5.000%	2/15/26	9,275	9,540
Expedia Inc.	3.800%	2/15/28	6,560	6,091
Ford Holdings LLC	9.300%	3/1/30	4,325	5,925
Ford Motor Co.	4.346%	12/8/26	10,408	10,261
Ford Motor Co.	6.625%	10/1/28	5,861	6,738
Ford Motor Co.	6.375%	2/1/29	6,944	7,856
Ford Motor Co.	7.450%	7/16/31	15,686	18,899
Ford Motor Co.	4.750%	1/15/43	8,163	7,453
Ford Motor Co.	7.400%	11/1/46	6,395	7,951
Ford Motor Co.	5.291%	12/8/46	16,850	16,486
Ford Motor Credit Co. LLC	2.375%	3/12/19	24,025	23,901
Ford Motor Credit Co. LLC	1.897%	8/12/19	10,750	10,580
Ford Motor Credit Co. LLC	2.597%	11/4/19	10,121	10,039
Ford Motor Credit Co. LLC	2.681%	1/9/20	18,500	18,319
Ford Motor Credit Co. LLC	8.125%	1/15/20	18,047	19,527
Ford Motor Credit Co. LLC	2.459%	3/27/20	2,002	1,970
Ford Motor Credit Co. LLC	3.157%	8/4/20	4,786	4,759
Ford Motor Credit Co. LLC	2.343%	11/2/20	14,800	14,390
Ford Motor Credit Co. LLC	3.200%	1/15/21	17,503	17,345
Ford Motor Credit Co. LLC	5.750%	2/1/21	17,200	18,170
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,461	15,351
Ford Motor Credit Co. LLC	5.875%	8/2/21	21,736	23,146
Ford Motor Credit Co. LLC	3.219%	1/9/22	6,523	6,412
Ford Motor Credit Co. LLC	3.339%	3/28/22	7,542	7,415
Ford Motor Credit Co. LLC	2.979%	8/3/22	24,050	23,289
Ford Motor Credit Co. LLC	4.250%	9/20/22	7,690	7,813
Ford Motor Credit Co. LLC	3.096%	5/4/23	4,150	3,989
Ford Motor Credit Co. LLC	4.375%	8/6/23	15,520	15,732
Ford Motor Credit Co. LLC	3.810%	1/9/24	9,921	9,711
Ford Motor Credit Co. LLC	3.664%	9/8/24	4,795	4,610
Ford Motor Credit Co. LLC	4.134%	8/4/25	17,863	17,574
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,152	10,083
Ford Motor Credit Co. LLC	3.815%	11/2/27	19,908	18,673
General Motors Co.	4.875%	10/2/23	16,853	17,602
General Motors Co.	4.000%	4/1/25	5,081	4,974
General Motors Co.	5.000%	4/1/35	12,149	12,108
General Motors Co.	6.600%	4/1/36	5,192	5,910
General Motors Co.	5.150%	4/1/38	3,280	3,268
General Motors Co.	6.250%	10/2/43	16,103	17,608
General Motors Co.	5.200%	4/1/45	14,237	13,815
General Motors Co.	6.750%	4/1/46	11,328	13,087
General Motors Co.	5.400%	4/1/48	14,186	14,165
General Motors Financial Co. Inc.	2.400%	5/9/19	11,429	11,353
General Motors Financial Co. Inc.	3.500%	7/10/19	11,434	11,495
General Motors Financial Co. Inc.	2.350%	10/4/19	8,504	8,410
General Motors Financial Co. Inc.	3.150%	1/15/20	10,175	10,155
General Motors Financial Co. Inc.	2.650%	4/13/20	16,850	16,639
General Motors Financial Co. Inc.	3.200%	7/13/20	38,220	38,082
General Motors Financial Co. Inc.	2.450%	11/6/20	27,900	27,251
General Motors Financial Co. Inc.	3.700%	11/24/20	16,237	16,344
General Motors Financial Co. Inc.	4.200%	3/1/21	9,688	9,871
General Motors Financial Co. Inc.	3.200%	7/6/21	18,331	18,173

General Motors Financial Co. Inc.	4.375%	9/25/21	6,150	6,298
General Motors Financial Co. Inc.	3.450%	1/14/22	6,389	6,347
General Motors Financial Co. Inc.	3.450%	4/10/22	14,044	13,905
General Motors Financial Co. Inc.	3.150%	6/30/22	8,615	8,418
General Motors Financial Co. Inc.	3.250%	1/5/23	7,500	7,310
General Motors Financial Co. Inc.	3.700%	5/9/23	17,085	16,930
General Motors Financial Co. Inc.	4.250%	5/15/23	9,132	9,250
General Motors Financial Co. Inc.	3.950%	4/13/24	13,811	13,674
General Motors Financial Co. Inc.	3.500%	11/7/24	20,702	19,959
General Motors Financial Co. Inc.	4.000%	1/15/25	9,811	9,654
General Motors Financial Co. Inc.	4.300%	7/13/25	9,934	9,907
General Motors Financial Co. Inc.	5.250%	3/1/26	5,939	6,255
General Motors Financial Co. Inc.	4.000%	10/6/26	9,526	9,229
General Motors Financial Co. Inc.	4.350%	1/17/27	15,928	15,717
General Motors Financial Co. Inc.	3.850%	1/5/28	5,900	5,612
Harley-Davidson Inc.	3.500%	7/28/25	5,325	5,279
Harley-Davidson Inc.	4.625%	7/28/45	5,410	5,567
Harman International Industries Inc.	4.150%	5/15/25	4,125	4,190
Home Depot Inc.	2.000%	6/15/19	11,025	10,972
Home Depot Inc.	1.800%	6/5/20	15,000	14,741
Home Depot Inc.	3.950%	9/15/20	5,225	5,364
Home Depot Inc.	2.000%	4/1/21	9,409	9,165
Home Depot Inc.	4.400%	4/1/21	33,073	34,319
Home Depot Inc.	2.625%	6/1/22	17,585	17,306
Home Depot Inc.	2.700%	4/1/23	3,715	3,643
Home Depot Inc.	3.750%	2/15/24	10,873	11,147
Home Depot Inc.	3.350%	9/15/25	3,705	3,687
Home Depot Inc.	3.000%	4/1/26	10,825	10,463
Home Depot Inc.	2.125%	9/15/26	7,650	6,911
Home Depot Inc.	2.800%	9/14/27	13,500	12,752
Home Depot Inc.	5.875%	12/16/36	32,488	41,478
Home Depot Inc.	5.400%	9/15/40	5,668	6,825
Home Depot Inc.	5.950%	4/1/41	11,703	14,956
Home Depot Inc.	4.200%	4/1/43	16,390	16,915
Home Depot Inc.	4.875%	2/15/44	12,094	13,843
Home Depot Inc.	4.400%	3/15/45	5,697	6,105
Home Depot Inc.	4.250%	4/1/46	14,058	14,680
Home Depot Inc.	3.900%	6/15/47	6,150	6,090
Home Depot Inc.	3.500%	9/15/56	7,925	7,044
Hyatt Hotels Corp.	5.375%	8/15/21	1,347	1,422
Hyatt Hotels Corp.	3.375%	7/15/23	3,486	3,445
Hyatt Hotels Corp.	4.850%	3/15/26	925	968
JD.com Inc.	3.875%	4/29/26	5,620	5,361
Kohl's Corp.	4.000%	11/1/21	7,655	7,774
Kohl's Corp.	3.250%	2/1/23	1,058	1,037
Kohl's Corp.	4.750%	12/15/23	2,138	2,233
Kohl's Corp.	4.250%	7/17/25	5,840	5,879
Kohl's Corp.	5.550%	7/17/45	3,660	3,504
Lear Corp.	5.250%	1/15/25	6,962	7,319
Lear Corp.	3.800%	9/15/27	4,500	4,314
Lowe's Cos. Inc.	1.150%	4/15/19	4,800	4,728
Lowe's Cos. Inc.	4.625%	4/15/20	350	359
Lowe's Cos. Inc.	3.750%	4/15/21	2,012	2,055
Lowe's Cos. Inc.	3.800%	11/15/21	2,350	2,410
Lowe's Cos. Inc.	3.120%	4/15/22	8,861	8,863
Lowe's Cos. Inc.	3.875%	9/15/23	14,494	14,955
Lowe's Cos. Inc.	3.125%	9/15/24	12,869	12,663

Lowe's Cos. Inc.	3.375%	9/15/25	11,325	11,216
Lowe's Cos. Inc.	2.500%	4/15/26	12,040	11,144
Lowe's Cos. Inc.	3.100%	5/3/27	15,303	14,642
Lowe's Cos. Inc.	6.500%	3/15/29	1,099	1,353
Lowe's Cos. Inc.	4.650%	4/15/42	17,244	18,344
Lowe's Cos. Inc.	4.250%	9/15/44	3,555	3,586
Lowe's Cos. Inc.	4.375%	9/15/45	9,975	10,349
Lowe's Cos. Inc.	3.700%	4/15/46	15,746	14,588
Lowe's Cos. Inc.	4.050%	5/3/47	16,650	16,408
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,735	2,726
Macy's Retail Holdings Inc.	3.875%	1/15/22	1,118	1,117
Macy's Retail Holdings Inc.	2.875%	2/15/23	13,725	12,924
Macy's Retail Holdings Inc.	4.375%	9/1/23	3,410	3,420
Macy's Retail Holdings Inc.	3.625%	6/1/24	1,375	1,322
Macy's Retail Holdings Inc.	6.650%	7/15/24	105	114
Macy's Retail Holdings Inc.	6.900%	4/1/29	4,140	4,418
Macy's Retail Holdings Inc.	4.500%	12/15/34	7,057	6,067
Magna International Inc.	3.625%	6/15/24	7,277	7,334
Magna International Inc.	4.150%	10/1/25	1,458	1,498
Marriott International Inc.	3.375%	10/15/20	9,058	9,101
Marriott International Inc.	2.875%	3/1/21	5,050	5,002
Marriott International Inc.	3.125%	10/15/21	3,992	3,957
Marriott International Inc.	2.300%	1/15/22	3,250	3,121
Marriott International Inc.	3.250%	9/15/22	3,000	2,971
Marriott International Inc.	3.750%	3/15/25	4,650	4,635
Marriott International Inc.	3.750%	10/1/25	4,460	4,379
Marriott International Inc.	3.125%	6/15/26	7,259	6,870
Mastercard Inc.	2.000%	4/1/19	7,075	7,043
Mastercard Inc.	2.000%	11/21/21	5,250	5,095
Mastercard Inc.	3.375%	4/1/24	9,903	9,984
Mastercard Inc.	2.950%	11/21/26	8,340	8,053
Mastercard Inc.	3.500%	2/26/28	3,200	3,223
Mastercard Inc.	3.800%	11/21/46	5,240	5,207
Mastercard Inc.	3.950%	2/26/48	6,315	6,524
McDonald's Corp.	1.875%	5/29/19	6,685	6,634
McDonald's Corp.	3.500%	7/15/20	115	117
McDonald's Corp.	2.750%	12/9/20	6,476	6,447
McDonald's Corp.	3.625%	5/20/21	1,220	1,244
McDonald's Corp.	2.625%	1/15/22	13,862	13,646
McDonald's Corp.	3.350%	4/1/23	4,000	4,021
McDonald's Corp.	3.250%	6/10/24	25	25
McDonald's Corp.	3.375%	5/26/25	8,540	8,466
McDonald's Corp.	3.700%	1/30/26	18,374	18,493
McDonald's Corp.	3.500%	3/1/27	10,314	10,194
McDonald's Corp.	3.800%	4/1/28	1,600	1,618
McDonald's Corp.	4.700%	12/9/35	11,207	11,988
McDonald's Corp.	6.300%	10/15/37	4,388	5,574
McDonald's Corp.	6.300%	3/1/38	11,131	14,072
McDonald's Corp.	5.700%	2/1/39	10,452	12,468
McDonald's Corp.	3.700%	2/15/42	6,624	6,081
McDonald's Corp.	3.625%	5/1/43	5,133	4,597
McDonald's Corp.	4.600%	5/26/45	6,269	6,517
McDonald's Corp.	4.875%	12/9/45	18,235	19,675
McDonald's Corp.	4.450%	3/1/47	9,200	9,458
NIKE Inc.	2.250%	5/1/23	430	415
NIKE Inc.	2.375%	11/1/26	13,650	12,565
NIKE Inc.	3.625%	5/1/43	5,218	4,937

NIKE Inc.	3.875%	11/1/45	13,244	13,064
NIKE Inc.	3.375%	11/1/46	4,000	3,624
Nordstrom Inc.	4.750%	5/1/20	4,500	4,639
Nordstrom Inc.	4.000%	10/15/21	9,691	9,882
Nordstrom Inc.	4.000%	3/15/27	4,290	4,163
Nordstrom Inc.	6.950%	3/15/28	1,260	1,444
Nordstrom Inc.	5.000%	1/15/44	10,572	9,827
NVR Inc.	3.950%	9/15/22	7,786	7,947
O'Reilly Automotive Inc.	4.875%	1/14/21	900	937
O'Reilly Automotive Inc.	4.625%	9/15/21	5,393	5,624
O'Reilly Automotive Inc.	3.800%	9/1/22	3,941	4,016
O'Reilly Automotive Inc.	3.850%	6/15/23	6,775	6,889
O'Reilly Automotive Inc.	3.550%	3/15/26	2,075	2,016
O'Reilly Automotive Inc.	3.600%	9/1/27	8,850	8,512
PACCAR Financial Corp.	1.300%	5/10/19	6,050	5,980
PACCAR Financial Corp.	2.200%	9/15/19	2,350	2,340
PACCAR Financial Corp.	2.500%	8/14/20	3,200	3,186
PACCAR Financial Corp.	2.050%	11/13/20	5,450	5,357
PACCAR Financial Corp.	2.250%	2/25/21	3,000	2,941
PACCAR Financial Corp.	2.800%	3/1/21	4,000	4,004
PACCAR Financial Corp.	2.300%	8/10/22	4,875	4,734
QVC Inc.	3.125%	4/1/19	3,165	3,158
QVC Inc.	5.125%	7/2/22	2,355	2,436
QVC Inc.	4.375%	3/15/23	4,876	4,872
QVC Inc.	4.850%	4/1/24	6,713	6,792
QVC Inc.	4.450%	2/15/25	850	836
QVC Inc.	5.450%	8/15/34	2,950	2,816
QVC Inc.	5.950%	3/15/43	4,423	4,238
Ralph Lauren Corp.	2.625%	8/18/20	3,000	2,986
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	2,740	2,682
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	4,650	4,964
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	7,250	6,942
Starbucks Corp.	2.200%	11/22/20	4,000	3,946
Starbucks Corp.	2.100%	2/4/21	6,620	6,482
Starbucks Corp.	2.700%	6/15/22	3,675	3,627
Starbucks Corp.	3.100%	3/1/23	10,975	10,963
Starbucks Corp.	3.850%	10/1/23	3,380	3,493
Starbucks Corp.	2.450%	6/15/26	11,100	10,348
Starbucks Corp.	3.500%	3/1/28	6,400	6,372
Starbucks Corp.	4.300%	6/15/45	3,631	3,798
Starbucks Corp.	3.750%	12/1/47	6,325	6,084
Tapestry Inc.	3.000%	7/15/22	3,625	3,500
Tapestry Inc.	4.250%	4/1/25	5,325	5,292
Tapestry Inc.	4.125%	7/15/27	6,675	6,529
Target Corp.	2.300%	6/26/19	10,065	10,040
Target Corp.	3.875%	7/15/20	918	940
Target Corp.	2.900%	1/15/22	7,417	7,418
Target Corp.	3.500%	7/1/24	9,495	9,594
Target Corp.	2.500%	4/15/26	7,568	7,005
Target Corp.	6.350%	11/1/32	5,291	6,645
Target Corp.	6.500%	10/15/37	5,137	6,754
Target Corp.	7.000%	1/15/38	5,120	7,029
Target Corp.	4.000%	7/1/42	15,228	14,776
Target Corp.	3.625%	4/15/46	9,975	9,043
Target Corp.	3.900%	11/15/47	15,975	15,154
TJX Cos. Inc.	2.750%	6/15/21	8,625	8,585
TJX Cos. Inc.	2.500%	5/15/23	2,650	2,572

TJX Cos. Inc.	2.250%	9/15/26	17,415	15,664
Toyota Motor Credit Corp.	1.400%	5/20/19	14,250	14,054
Toyota Motor Credit Corp.	2.125%	7/18/19	14,635	14,537
Toyota Motor Credit Corp.	1.550%	10/18/19	1,700	1,672
Toyota Motor Credit Corp.	2.200%	1/10/20	2,800	2,783
Toyota Motor Credit Corp.	2.150%	3/12/20	18,550	18,319
Toyota Motor Credit Corp.	1.950%	4/17/20	7,500	7,375
Toyota Motor Credit Corp.	4.500%	6/17/20	8,010	8,303
Toyota Motor Credit Corp.	4.250%	1/11/21	2,575	2,665
Toyota Motor Credit Corp.	1.900%	4/8/21	16,200	15,731
Toyota Motor Credit Corp.	2.750%	5/17/21	7,375	7,333
Toyota Motor Credit Corp.	3.400%	9/15/21	10,556	10,700
Toyota Motor Credit Corp.	2.600%	1/11/22	11,850	11,687
Toyota Motor Credit Corp.	3.300%	1/12/22	15,911	16,065
Toyota Motor Credit Corp.	2.800%	7/13/22	3,283	3,256
Toyota Motor Credit Corp.	2.150%	9/8/22	15,760	15,146
Toyota Motor Credit Corp.	2.625%	1/10/23	8,655	8,460
Toyota Motor Credit Corp.	2.700%	1/11/23	6,000	5,874
Toyota Motor Credit Corp.	2.250%	10/18/23	5,000	4,749
Toyota Motor Credit Corp.	2.900%	4/17/24	5,200	5,082
Toyota Motor Credit Corp.	3.200%	1/11/27	7,459	7,322
Toyota Motor Credit Corp.	3.050%	1/11/28	4,575	4,419
VF Corp.	3.500%	9/1/21	5,550	5,652
VF Corp.	6.450%	11/1/37	5,169	6,498
Visa Inc.	2.200%	12/14/20	34,875	34,431
Visa Inc.	2.150%	9/15/22	5,979	5,753
Visa Inc.	2.800%	12/14/22	31,700	31,240
Visa Inc.	3.150%	12/14/25	54,377	53,306
Visa Inc.	2.750%	9/15/27	6,528	6,150
Visa Inc.	4.150%	12/14/35	17,517	18,589
Visa Inc.	4.300%	12/14/45	38,235	40,500
Visa Inc.	3.650%	9/15/47	7,300	7,076
Wal-Mart Stores Inc.	4.750%	10/2/43	11,982	13,619
Walgreen Co.	3.100%	9/15/22	12,647	12,372
Walgreen Co.	4.400%	9/15/42	7,600	7,093
Walgreens Boots Alliance Inc.	2.700%	11/18/19	13,305	13,289
Walgreens Boots Alliance Inc.	3.300%	11/18/21	12,635	12,579
Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,231	23,890
Walgreens Boots Alliance Inc.	3.450%	6/1/26	28,055	26,588
Walgreens Boots Alliance Inc.	4.500%	11/18/34	3,720	3,656
Walgreens Boots Alliance Inc.	4.800%	11/18/44	14,999	14,756
Walgreens Boots Alliance Inc.	4.650%	6/1/46	8,325	8,046
Walmart Inc.	1.750%	10/9/19	18,960	18,795
Walmart Inc.	3.250%	10/25/20	28,261	28,702
Walmart Inc.	1.900%	12/15/20	42,850	41,955
Walmart Inc.	2.350%	12/15/22	28,250	27,493
Walmart Inc.	2.550%	4/11/23	23,685	23,144
Walmart Inc.	3.300%	4/22/24	18,173	18,189
Walmart Inc.	2.650%	12/15/24	24,155	23,240
Walmart Inc.	5.875%	4/5/27	13,340	15,811
Walmart Inc.	7.550%	2/15/30	6,755	9,390
Walmart Inc.	5.250%	9/1/35	16,499	19,903
Walmart Inc.	6.200%	4/15/38	10,029	13,384
Walmart Inc.	5.625%	4/1/40	6,920	8,756
Walmart Inc.	4.875%	7/8/40	6,015	6,941
Walmart Inc.	5.000%	10/25/40	5,315	6,240
Walmart Inc.	5.625%	4/15/41	11,386	14,435

Walmart Inc.	4.000%	4/11/43	11,222	11,528
Walmart Inc.	4.300%	4/22/44	7,253	7,800
Walmart Inc.	3.625%	12/15/47	9,335	9,029
Western Union Co.	5.253%	4/1/20	4,026	4,178
Western Union Co.	3.600%	3/15/22	11,700	11,677
Western Union Co.	6.200%	11/17/36	3,908	4,030
Western Union Co.	6.200%	6/21/40	3,400	3,538
Wyndham Worldwide Corp.	4.250%	3/1/22	13,503	13,472
Wyndham Worldwide Corp.	3.900%	3/1/23	2,225	2,165
Wyndham Worldwide Corp.	5.100%	10/1/25	2,516	2,599
Wyndham Worldwide Corp.	4.500%	4/1/27	1,600	1,579

Consumer Noncyclical (4.4%)
Abbott Laboratories	2.350%	11/22/19	20,867	20,768
Abbott Laboratories	2.000%	3/15/20	7,425	7,289
Abbott Laboratories	4.125%	5/27/20	9,743	9,978
Abbott Laboratories	2.800%	9/15/20	5,650	5,624
Abbott Laboratories	2.900%	11/30/21	31,825	31,474
Abbott Laboratories	2.550%	3/15/22	7,050	6,852
Abbott Laboratories	3.250%	4/15/23	7,425	7,356
Abbott Laboratories	3.400%	11/30/23	25,000	24,804
Abbott Laboratories	2.950%	3/15/25	4,175	3,991
Abbott Laboratories	3.875%	9/15/25	3,575	3,610
Abbott Laboratories	3.750%	11/30/26	40,530	40,193
Abbott Laboratories	4.750%	11/30/36	23,865	25,648
Abbott Laboratories	6.150%	11/30/37	5,641	6,847
Abbott Laboratories	6.000%	4/1/39	1,425	1,729
Abbott Laboratories	5.300%	5/27/40	2,603	2,948
Abbott Laboratories	4.750%	4/15/43	8,275	8,790
Abbott Laboratories	4.900%	11/30/46	40,535	44,308
AbbVie Inc.	2.500%	5/14/20	40,318	39,829
AbbVie Inc.	2.300%	5/14/21	22,660	22,079
AbbVie Inc.	2.900%	11/6/22	33,500	32,690
AbbVie Inc.	3.200%	11/6/22	24,842	24,545
AbbVie Inc.	2.850%	5/14/23	16,500	15,931
AbbVie Inc.	3.600%	5/14/25	41,715	41,087
AbbVie Inc.	3.200%	5/14/26	21,992	20,895
AbbVie Inc.	4.500%	5/14/35	23,258	23,761
AbbVie Inc.	4.300%	5/14/36	12,006	11,961
AbbVie Inc.	4.400%	11/6/42	29,906	29,421
AbbVie Inc.	4.700%	5/14/45	30,742	31,603
AbbVie Inc.	4.450%	5/14/46	24,077	23,887
Actavis Inc.	3.250%	10/1/22	18,267	17,867
Actavis Inc.	4.625%	10/1/42	2,684	2,587
Agilent Technologies Inc.	5.000%	7/15/20	8,405	8,755
Agilent Technologies Inc.	3.200%	10/1/22	6,150	6,091
Agilent Technologies Inc.	3.875%	7/15/23	5,606	5,692
Agilent Technologies Inc.	3.050%	9/22/26	5,775	5,403
Ahold Finance USA LLC	6.875%	5/1/29	855	1,021
AHS Hospital Corp.	5.024%	7/1/45	4,450	5,105
Allergan Funding SCS	2.450%	6/15/19	5,425	5,385
Allergan Funding SCS	3.000%	3/12/20	40,496	40,260
Allergan Funding SCS	3.450%	3/15/22	26,959	26,729
Allergan Funding SCS	3.850%	6/15/24	14,021	13,854
Allergan Funding SCS	3.800%	3/15/25	52,764	51,788
Allergan Funding SCS	4.550%	3/15/35	29,075	28,335
Allergan Funding SCS	4.850%	6/15/44	22,204	21,835

Allergan Funding SCS	4.750%	3/15/45	12,937	12,658
Allergan Inc.	3.375%	9/15/20	835	835
Allergan Inc.	2.800%	3/15/23	3,790	3,603
Altria Group Inc.	9.250%	8/6/19	10,904	11,848
Altria Group Inc.	2.625%	1/14/20	18,718	18,611
Altria Group Inc.	4.750%	5/5/21	14,980	15,643
Altria Group Inc.	2.850%	8/9/22	8,270	8,089
Altria Group Inc.	2.950%	5/2/23	7,990	7,796
Altria Group Inc.	4.000%	1/31/24	11,862	12,124
Altria Group Inc.	2.625%	9/16/26	2,675	2,462
Altria Group Inc.	4.250%	8/9/42	12,074	11,823
Altria Group Inc.	4.500%	5/2/43	12,267	12,359
Altria Group Inc.	5.375%	1/31/44	18,327	21,004
Altria Group Inc.	3.875%	9/16/46	10,967	10,173
AmerisourceBergen Corp.	3.500%	11/15/21	8,419	8,467
AmerisourceBergen Corp.	3.400%	5/15/24	6,025	5,925
AmerisourceBergen Corp.	3.250%	3/1/25	4,855	4,642
AmerisourceBergen Corp.	3.450%	12/15/27	7,250	6,896
AmerisourceBergen Corp.	4.250%	3/1/45	4,609	4,288
AmerisourceBergen Corp.	4.300%	12/15/47	8,500	7,984
Amgen Inc.	1.900%	5/10/19	16,650	16,539
Amgen Inc.	2.200%	5/22/19	14,568	14,486
Amgen Inc.	2.125%	5/1/20	8,560	8,413
Amgen Inc.	2.200%	5/11/20	12,750	12,547
Amgen Inc.	3.450%	10/1/20	2,266	2,288
Amgen Inc.	4.100%	6/15/21	13,330	13,711
Amgen Inc.	1.850%	8/19/21	8,341	7,985
Amgen Inc.	3.875%	11/15/21	8,730	8,932
Amgen Inc.	2.700%	5/1/22	5,320	5,194
Amgen Inc.	2.650%	5/11/22	6,100	5,939
Amgen Inc.	3.625%	5/15/22	16,679	16,864
Amgen Inc.	2.250%	8/19/23	14,550	13,731
Amgen Inc.	3.625%	5/22/24	12,830	12,866
Amgen Inc.	3.125%	5/1/25	9,082	8,757
Amgen Inc.	2.600%	8/19/26	12,850	11,723
Amgen Inc.	3.200%	11/2/27	10,790	10,221
Amgen Inc.	4.950%	10/1/41	7,040	7,582
Amgen Inc.	5.150%	11/15/41	4,765	5,258
Amgen Inc.	4.400%	5/1/45	24,942	24,865
Amgen Inc.	4.563%	6/15/48	28,641	29,128
Amgen Inc.	4.663%	6/15/51	47,658	49,074
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	75,998	75,379
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	22,185	21,580
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	77,483	77,536
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	12,465	12,612
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	130,047	128,702
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	70,206	74,218
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	15,894	14,986
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,816	9,052
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	129,314	139,227
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	12,880	13,704
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	36,587	38,325
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	9,857	10,268
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,624	2,720
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	4,211	4,291
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	31,555	30,623
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	9,000	9,050

Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	6,000	6,067
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	15,150	15,425
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,018	4,489
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	18,361	19,869
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	20,667	18,848
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	26,225	27,052
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,261	27,441
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	6,475	6,616
Archer-Daniels-Midland Co.	4.479%	3/1/21	5,118	5,313
Archer-Daniels-Midland Co.	2.500%	8/11/26	11,392	10,492
Archer-Daniels-Midland Co.	5.935%	10/1/32	3,305	3,933
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,538	2,939
Archer-Daniels-Midland Co.	4.535%	3/26/42	3,700	3,881
Archer-Daniels-Midland Co.	4.016%	4/16/43	7,444	7,301
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,325	5,918
Ascension Health	3.945%	11/15/46	3,300	3,326
4 Ascension Health	4.847%	11/15/53	7,700	8,881
AstraZeneca plc	1.950%	9/18/19	9,455	9,353
AstraZeneca plc	2.375%	11/16/20	21,685	21,375
AstraZeneca plc	2.375%	6/12/22	10,125	9,786
AstraZeneca plc	3.375%	11/16/25	20,450	20,101
AstraZeneca plc	3.125%	6/12/27	5,600	5,366
AstraZeneca plc	6.450%	9/15/37	25,294	32,747
AstraZeneca plc	4.000%	9/18/42	10,586	10,194
AstraZeneca plc	4.375%	11/16/45	11,139	11,246
9 BAT Capital Corp.	2.297%	8/14/20	28,950	28,462
9 BAT Capital Corp.	2.764%	8/15/22	24,400	23,607
9 BAT Capital Corp.	3.222%	8/15/24	26,300	25,290
9 BAT Capital Corp.	3.557%	8/15/27	40,800	39,028
9 BAT Capital Corp.	4.390%	8/15/37	30,025	29,725
9 BAT Capital Corp.	4.540%	8/15/47	16,600	16,376
Baxalta Inc.	2.875%	6/23/20	9,365	9,299
Baxalta Inc.	3.600%	6/23/22	5,465	5,455
Baxalta Inc.	4.000%	6/23/25	19,052	19,035
Baxalta Inc.	5.250%	6/23/45	11,410	12,461
Baxter International Inc.	1.700%	8/15/21	7,350	7,023
Baxter International Inc.	2.600%	8/15/26	5,025	4,571
Baxter International Inc.	3.500%	8/15/46	4,550	3,957
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	6,910	7,103
Beam Suntory Inc.	3.250%	5/15/22	2,050	2,036
Beam Suntory Inc.	3.250%	6/15/23	1,050	1,027
Becton Dickinson & Co.	2.133%	6/6/19	8,100	8,014
Becton Dickinson & Co.	2.675%	12/15/19	13,942	13,863
Becton Dickinson & Co.	2.404%	6/5/20	10,025	9,833
Becton Dickinson & Co.	3.250%	11/12/20	6,349	6,335
9 Becton Dickinson & Co.	4.400%	1/15/21	2,512	2,564
Becton Dickinson & Co.	3.125%	11/8/21	10,218	10,052
Becton Dickinson & Co.	2.894%	6/6/22	19,255	18,678
Becton Dickinson & Co.	3.300%	3/1/23	3,950	3,855
Becton Dickinson & Co.	3.875%	5/15/24	100	99
Becton Dickinson & Co.	3.363%	6/6/24	13,600	13,084
Becton Dickinson & Co.	3.734%	12/15/24	14,332	14,057
Becton Dickinson & Co.	3.700%	6/6/27	25,750	24,846
Becton Dickinson & Co.	5.000%	11/12/40	3,175	3,320
Becton Dickinson & Co.	4.875%	5/15/44	3,575	3,531
Becton Dickinson & Co.	4.685%	12/15/44	16,450	16,462

Becton Dickinson & Co.	4.669%	6/6/47	10,150	10,213
9 Becton Dickinson and Co.	6.700%	12/1/26	3,450	3,935
Bestfoods	7.250%	12/15/26	250	312
Bio-Rad Laboratories Inc.	4.875%	12/15/20	3,400	3,534
Biogen Inc.	2.900%	9/15/20	22,181	22,069
Biogen Inc.	3.625%	9/15/22	9,329	9,417
Biogen Inc.	4.050%	9/15/25	22,850	23,361
Biogen Inc.	5.200%	9/15/45	25,231	27,537
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	2,300	2,377
Boston Scientific Corp.	6.000%	1/15/20	10,553	11,084
Boston Scientific Corp.	3.375%	5/15/22	3,425	3,415
Boston Scientific Corp.	4.125%	10/1/23	3,650	3,744
Boston Scientific Corp.	3.850%	5/15/25	7,125	7,141
Boston Scientific Corp.	4.000%	3/1/28	11,000	11,023
Boston Scientific Corp.	7.000%	11/15/35	6,095	7,669
Boston Scientific Corp.	7.375%	1/15/40	1,415	1,911
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,965	12,440
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	475
Bristol-Myers Squibb Co.	3.250%	11/1/23	3,200	3,214
Bristol-Myers Squibb Co.	3.250%	8/1/42	7,021	6,319
Bristol-Myers Squibb Co.	4.500%	3/1/44	5,575	6,108
Brown-Forman Corp.	3.500%	4/15/25	4,000	4,016
Brown-Forman Corp.	4.500%	7/15/45	5,298	5,653
Bunge Ltd. Finance Corp.	8.500%	6/15/19	6,880	7,319
Bunge Ltd. Finance Corp.	3.500%	11/24/20	3,250	3,269
Bunge Ltd. Finance Corp.	3.000%	9/25/22	5,750	5,559
Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,840	4,498
Bunge Ltd. Finance Corp.	3.750%	9/25/27	8,750	8,449
Campbell Soup Co.	3.300%	3/15/21	6,500	6,538
Campbell Soup Co.	4.250%	4/15/21	1,641	1,687
Campbell Soup Co.	2.500%	8/2/22	1,514	1,452
Campbell Soup Co.	3.650%	3/15/23	25,150	25,157
Campbell Soup Co.	3.950%	3/15/25	15,250	15,164
Campbell Soup Co.	3.300%	3/19/25	3,225	3,079
Campbell Soup Co.	4.150%	3/15/28	15,150	15,036
Campbell Soup Co.	3.800%	8/2/42	3,328	2,875
Campbell Soup Co.	4.800%	3/15/48	15,685	15,686
Cardinal Health Inc.	1.948%	6/14/19	8,225	8,148
Cardinal Health Inc.	4.625%	12/15/20	12,165	12,598
Cardinal Health Inc.	2.616%	6/15/22	6,305	6,064
Cardinal Health Inc.	3.200%	6/15/22	3,350	3,305
Cardinal Health Inc.	3.200%	3/15/23	6,283	6,155
Cardinal Health Inc.	3.079%	6/15/24	5,205	4,968
Cardinal Health Inc.	3.500%	11/15/24	500	487
Cardinal Health Inc.	3.750%	9/15/25	3,800	3,724
Cardinal Health Inc.	3.410%	6/15/27	13,424	12,657
Cardinal Health Inc.	4.600%	3/15/43	3,050	2,966
Cardinal Health Inc.	4.500%	11/15/44	3,725	3,564
Cardinal Health Inc.	4.900%	9/15/45	4,120	4,208
Cardinal Health Inc.	4.368%	6/15/47	6,200	5,837
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	4,987	4,846
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	9,175	8,487
Celgene Corp.	2.250%	5/15/19	7,780	7,743
Celgene Corp.	2.875%	8/15/20	16,293	16,218
Celgene Corp.	3.950%	10/15/20	16,616	16,914
Celgene Corp.	2.875%	2/19/21	8,525	8,465
Celgene Corp.	2.250%	8/15/21	4,000	3,867

Celgene Corp.	3.250%	8/15/22	7,900	7,788
Celgene Corp.	3.550%	8/15/22	6,555	6,535
Celgene Corp.	2.750%	2/15/23	7,000	6,717
Celgene Corp.	3.250%	2/20/23	7,225	7,099
Celgene Corp.	4.000%	8/15/23	5,395	5,472
Celgene Corp.	3.625%	5/15/24	13,725	13,533
Celgene Corp.	3.875%	8/15/25	33,443	33,107
Celgene Corp.	3.450%	11/15/27	5,437	5,149
Celgene Corp.	3.900%	2/20/28	16,200	15,921
Celgene Corp.	5.700%	10/15/40	4,725	5,272
Celgene Corp.	5.250%	8/15/43	4,480	4,829
Celgene Corp.	4.625%	5/15/44	9,939	9,842
Celgene Corp.	5.000%	8/15/45	21,907	22,844
Celgene Corp.	4.350%	11/15/47	12,783	12,091
Celgene Corp.	4.550%	2/20/48	16,750	16,375
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	2,100	2,222
Church & Dwight Co. Inc.	2.450%	12/15/19	4,825	4,815
Church & Dwight Co. Inc.	2.450%	8/1/22	1,700	1,644
Church & Dwight Co. Inc.	3.150%	8/1/27	5,350	5,041
Church & Dwight Co. Inc.	3.950%	8/1/47	4,125	3,834
City of Hope	5.623%	11/15/43	2,040	2,537
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	4,285	4,631
Clorox Co.	3.800%	11/15/21	950	973
Clorox Co.	3.050%	9/15/22	6,472	6,428
Clorox Co.	3.500%	12/15/24	6,425	6,439
Clorox Co.	3.100%	10/1/27	3,337	3,224
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,300	8,249
Coca-Cola Co.	1.375%	5/30/19	4,475	4,426
Coca-Cola Co.	1.875%	10/27/20	5,975	5,860
Coca-Cola Co.	2.450%	11/1/20	15,620	15,529
Coca-Cola Co.	3.150%	11/15/20	8,864	8,947
Coca-Cola Co.	1.550%	9/1/21	10,325	9,904
Coca-Cola Co.	3.300%	9/1/21	3,727	3,782
Coca-Cola Co.	2.200%	5/25/22	5,447	5,286
Coca-Cola Co.	2.500%	4/1/23	1,800	1,758
Coca-Cola Co.	3.200%	11/1/23	14,809	14,881
Coca-Cola Co.	2.875%	10/27/25	18,115	17,599
Coca-Cola Co.	2.550%	6/1/26	5,100	4,820
Coca-Cola Co.	2.250%	9/1/26	11,000	10,117
Coca-Cola Co.	2.900%	5/25/27	8,500	8,211
Coca-Cola Enterprises Inc.	3.500%	9/15/20	5,900	5,970
Coca-Cola Enterprises Inc.	3.250%	8/19/21	1,575	1,572
Coca-Cola Enterprises Inc.	4.500%	9/1/21	2,045	2,115
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,302	1,342
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	9,600	9,845
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	12,325	14,207
Colgate-Palmolive Co.	2.450%	11/15/21	6,000	5,928
Colgate-Palmolive Co.	2.300%	5/3/22	7,210	7,041
Colgate-Palmolive Co.	2.250%	11/15/22	4,250	4,143
Colgate-Palmolive Co.	1.950%	2/1/23	10,000	9,482
Colgate-Palmolive Co.	2.100%	5/1/23	5,133	4,886
Colgate-Palmolive Co.	3.250%	3/15/24	3,450	3,457
Colgate-Palmolive Co.	4.000%	8/15/45	7,117	7,129
Colgate-Palmolive Co.	3.700%	8/1/47	6,900	6,568
Conagra Brands Inc.	3.250%	9/15/22	9,012	8,951
Conagra Brands Inc.	3.200%	1/25/23	8,331	8,252

Conagra Brands Inc.	7.000%	10/1/28	1,070	1,269
Conagra Brands Inc.	8.250%	9/15/30	5,849	7,840
Constellation Brands Inc.	2.000%	11/7/19	5,000	4,944
Constellation Brands Inc.	3.875%	11/15/19	11,690	11,890
Constellation Brands Inc.	2.250%	11/6/20	10,200	9,989
Constellation Brands Inc.	3.750%	5/1/21	5,280	5,355
Constellation Brands Inc.	2.700%	5/9/22	8,350	8,083
Constellation Brands Inc.	2.650%	11/7/22	13,000	12,559
Constellation Brands Inc.	3.200%	2/15/23	7,650	7,503
Constellation Brands Inc.	4.250%	5/1/23	18,315	18,782
Constellation Brands Inc.	4.750%	11/15/24	3,760	3,962
Constellation Brands Inc.	4.750%	12/1/25	3,300	3,470
Constellation Brands Inc.	3.700%	12/6/26	7,490	7,341
Constellation Brands Inc.	3.500%	5/9/27	5,200	4,998
Constellation Brands Inc.	3.600%	2/15/28	11,000	10,606
Constellation Brands Inc.	4.500%	5/9/47	4,650	4,620
Constellation Brands Inc.	4.100%	2/15/48	8,675	8,054
Covidien International Finance SA	4.200%	6/15/20	6,225	6,398
Covidien International Finance SA	3.200%	6/15/22	15,950	15,979
CVS Health Corp.	2.250%	8/12/19	12,365	12,248
CVS Health Corp.	3.125%	3/9/20	25,800	25,847
CVS Health Corp.	2.800%	7/20/20	26,225	26,039
CVS Health Corp.	3.350%	3/9/21	33,100	33,199
CVS Health Corp.	2.125%	6/1/21	19,850	19,137
CVS Health Corp.	3.500%	7/20/22	16,250	16,196
CVS Health Corp.	2.750%	12/1/22	17,530	16,849
CVS Health Corp.	4.750%	12/1/22	5,000	5,209
CVS Health Corp.	3.700%	3/9/23	42,805	43,027
CVS Health Corp.	4.000%	12/5/23	10,086	10,181
CVS Health Corp.	3.375%	8/12/24	13,185	12,781
CVS Health Corp.	4.100%	3/25/25	50,690	51,045
CVS Health Corp.	3.875%	7/20/25	29,529	29,216
CVS Health Corp.	2.875%	6/1/26	18,725	17,229
CVS Health Corp.	4.300%	3/25/28	99,740	100,352
CVS Health Corp.	4.875%	7/20/35	1,400	1,448
CVS Health Corp.	4.780%	3/25/38	31,150	31,409
CVS Health Corp.	6.125%	9/15/39	3,400	3,996
CVS Health Corp.	5.300%	12/5/43	11,635	12,575
CVS Health Corp.	5.125%	7/20/45	37,945	40,229
CVS Health Corp.	5.050%	3/25/48	93,600	98,139
Danaher Corp.	2.400%	9/15/20	4,949	4,911
Danaher Corp.	3.350%	9/15/25	5,350	5,380
Danaher Corp.	4.375%	9/15/45	5,223	5,621
Dartmouth-Hitchcock Health	4.178%	8/1/48	4,700	4,780
Delhaize America LLC	9.000%	4/15/31	4,305	5,978
Diageo Capital plc	4.828%	7/15/20	5,795	6,044
Diageo Capital plc	2.625%	4/29/23	14,376	13,937
Diageo Capital plc	5.875%	9/30/36	2,672	3,369
Diageo Capital plc	3.875%	4/29/43	6,016	5,978
Diageo Investment Corp.	2.875%	5/11/22	16,025	15,811
Diageo Investment Corp.	7.450%	4/15/35	1,250	1,798
Diageo Investment Corp.	4.250%	5/11/42	4,447	4,692
Dignity Health California GO	2.637%	11/1/19	3,000	2,985
Dignity Health California GO	3.125%	11/1/22	2,100	2,078
Dignity Health California GO	3.812%	11/1/24	4,675	4,685
Dignity Health California GO	4.500%	11/1/42	6,375	6,145
Dignity Health California GO	5.267%	11/1/64	2,075	2,144

Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,320	1,294
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	4,072	3,907
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	5,400	5,228
dr pepper snapple group inc.	3.400%	11/15/25	500	477
dr pepper snapple group inc.	2.550%	9/15/26	4,374	3,876
dr pepper snapple group inc.	3.430%	6/15/27	4,200	3,960
9 dr pepper snapple group inc.	3.430%	6/15/27	2,700	2,546
dr pepper snapple group inc.	7.450%	5/1/38	678	896
9 dr pepper snapple group inc.	4.500%	11/15/45	7,537	7,260
dr pepper snapple group inc.	4.420%	12/15/46	950	890
duke university health system inc.	3.920%	6/1/47	6,005	6,078
eli lilly & co.	2.350%	5/15/22	1,750	1,705
eli lilly & co.	2.750%	6/1/25	8,395	8,111
eli lilly & co.	3.100%	5/15/27	9,225	8,986
eli lilly & co.	5.550%	3/15/37	4,194	5,160
eli lilly & co.	3.700%	3/1/45	9,652	9,411
Eli Lilly & Co.	3.950%	5/15/47	8,758	8,895
Estee Lauder Cos. Inc.	1.800%	2/7/20	8,000	7,873
Estee Lauder Cos. Inc.	1.700%	5/10/21	4,795	4,621
Estee Lauder Cos. Inc.	3.150%	3/15/27	7,125	6,954
Estee Lauder Cos. Inc.	6.000%	5/15/37	2,937	3,744
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,318	5,656
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,625	7,927
Express Scripts Holding Co.	2.600%	11/30/20	8,000	7,865
Express Scripts Holding Co.	3.300%	2/25/21	22,750	22,705
Express Scripts Holding Co.	4.750%	11/15/21	13,223	13,774
Express Scripts Holding Co.	3.900%	2/15/22	17,682	17,888
Express Scripts Holding Co.	3.050%	11/30/22	9,500	9,316
Express Scripts Holding Co.	3.000%	7/15/23	14,167	13,574
Express Scripts Holding Co.	3.500%	6/15/24	5,112	4,969
Express Scripts Holding Co.	4.500%	2/25/26	21,774	22,203
Express Scripts Holding Co.	3.400%	3/1/27	18,480	17,372
Express Scripts Holding Co.	6.125%	11/15/41	5,094	5,977
Express Scripts Holding Co.	4.800%	7/15/46	25,405	25,840
Flowers Foods Inc.	4.375%	4/1/22	6,575	6,777
Flowers Foods Inc.	3.500%	10/1/26	3,000	2,873
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	1,000	962
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	4,065	4,140
General Mills Inc.	2.200%	10/21/19	9,100	9,009
General Mills Inc.	3.150%	12/15/21	10,478	10,376
General Mills Inc.	2.600%	10/12/22	6,075	5,837
General Mills Inc.	3.650%	2/15/24	250	250
General Mills Inc.	3.200%	2/10/27	6,575	6,091
General Mills Inc.	5.400%	6/15/40	4,425	4,888
General Mills Inc.	4.150%	2/15/43	2,575	2,372
Gilead Sciences Inc.	2.050%	4/1/19	7,730	7,699
Gilead Sciences Inc.	1.850%	9/20/19	10,265	10,188
Gilead Sciences Inc.	2.350%	2/1/20	3,146	3,119
Gilead Sciences Inc.	2.550%	9/1/20	20,736	20,565
Gilead Sciences Inc.	4.500%	4/1/21	11,061	11,510
Gilead Sciences Inc.	4.400%	12/1/21	22,084	22,983
Gilead Sciences Inc.	1.950%	3/1/22	4,750	4,544
Gilead Sciences Inc.	3.250%	9/1/22	7,875	7,880
Gilead Sciences Inc.	2.500%	9/1/23	11,660	11,233
Gilead Sciences Inc.	3.700%	4/1/24	32,100	32,525
Gilead Sciences Inc.	3.500%	2/1/25	12,039	12,022
Gilead Sciences Inc.	3.650%	3/1/26	30,905	31,024

Gilead Sciences Inc.	2.950%	3/1/27	13,425	12,702
Gilead Sciences Inc.	4.600%	9/1/35	10,679	11,367
Gilead Sciences Inc.	4.000%	9/1/36	5,622	5,564
Gilead Sciences Inc.	5.650%	12/1/41	9,335	11,102
Gilead Sciences Inc.	4.800%	4/1/44	21,124	22,769
Gilead Sciences Inc.	4.500%	2/1/45	18,774	19,399
Gilead Sciences Inc.	4.750%	3/1/46	24,095	25,889
Gilead Sciences Inc.	4.150%	3/1/47	23,341	22,956
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	8,875	8,680
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,773	4,331
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	31,133	40,899
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,900	5,049
GlaxoSmithKline Capital plc	2.850%	5/8/22	8,656	8,562
Hackensack Meridian Health	4.500%	7/1/57	3,050	3,288
Hasbro Inc.	3.150%	5/15/21	1,590	1,591
Hasbro Inc.	6.350%	3/15/40	5,026	5,787
Hasbro Inc.	5.100%	5/15/44	5,170	4,940
Hershey Co.	4.125%	12/1/20	6,295	6,487
Hershey Co.	2.625%	5/1/23	7,400	7,255
Hershey Co.	3.200%	8/21/25	3,120	3,069
Hershey Co.	2.300%	8/15/26	3,000	2,734
Hillshire Brands Co.	4.100%	9/15/20	2,002	2,043
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	8,407	8,538
Ingredion Inc.	4.625%	11/1/20	1,185	1,229
Ingredion Inc.	3.200%	10/1/26	5,485	5,197
JM Smucker Co.	2.200%	12/6/19	3,790	3,762
JM Smucker Co.	2.500%	3/15/20	10,500	10,398
JM Smucker Co.	3.500%	10/15/21	7,225	7,282
JM Smucker Co.	3.000%	3/15/22	2,495	2,468
JM Smucker Co.	3.500%	3/15/25	9,945	9,792
JM Smucker Co.	3.375%	12/15/27	5,550	5,289
JM Smucker Co.	4.250%	3/15/35	5,800	5,779
JM Smucker Co.	4.375%	3/15/45	6,675	6,566
Johns Hopkins Health System Corp.	3.837%	5/15/46	5,000	4,947
Johnson & Johnson	1.875%	12/5/19	6,500	6,443
Johnson & Johnson	2.950%	9/1/20	4,146	4,174
Johnson & Johnson	1.950%	11/10/20	2,050	2,018
Johnson & Johnson	1.650%	3/1/21	10,905	10,610
Johnson & Johnson	2.450%	12/5/21	6,950	6,868
Johnson & Johnson	2.250%	3/3/22	12,343	12,087
Johnson & Johnson	2.050%	3/1/23	10,400	10,005
Johnson & Johnson	3.375%	12/5/23	8,350	8,515
Johnson & Johnson	2.625%	1/15/25	8,000	7,715
Johnson & Johnson	2.450%	3/1/26	21,316	20,115
Johnson & Johnson	2.950%	3/3/27	12,200	11,851
Johnson & Johnson	2.900%	1/15/28	15,468	14,798
Johnson & Johnson	6.950%	9/1/29	3,170	4,247
Johnson & Johnson	4.950%	5/15/33	6,285	7,257
Johnson & Johnson	4.375%	12/5/33	13,074	14,273
Johnson & Johnson	3.550%	3/1/36	10,554	10,416
Johnson & Johnson	3.625%	3/3/37	13,350	13,233
Johnson & Johnson	5.950%	8/15/37	9,725	12,621
Johnson & Johnson	3.400%	1/15/38	10,766	10,359
Johnson & Johnson	5.850%	7/15/38	4,292	5,507
Johnson & Johnson	4.500%	9/1/40	7,021	7,680
Johnson & Johnson	4.850%	5/15/41	210	242
Johnson & Johnson	4.500%	12/5/43	7,623	8,440

Johnson & Johnson	3.700%	3/1/46	14,883	14,781
Johnson & Johnson	3.750%	3/3/47	17,720	17,597
Johnson & Johnson	3.500%	1/15/48	9,803	9,298
Kaiser Foundation Hospitals	3.500%	4/1/22	3,365	3,421
Kaiser Foundation Hospitals	3.150%	5/1/27	6,150	5,950
Kaiser Foundation Hospitals	4.875%	4/1/42	8,475	9,641
Kaiser Foundation Hospitals	4.150%	5/1/47	14,051	14,486
Kellogg Co.	4.150%	11/15/19	1,300	1,328
Kellogg Co.	4.000%	12/15/20	8,275	8,476
Kellogg Co.	2.650%	12/1/23	10,800	10,308
Kellogg Co.	3.250%	4/1/26	6,525	6,200
Kellogg Co.	3.400%	11/15/27	12,000	11,445
Kellogg Co.	7.450%	4/1/31	900	1,164
Kellogg Co.	4.500%	4/1/46	13,350	13,183
Kimberly-Clark Corp.	3.625%	8/1/20	8,444	8,585
Kimberly-Clark Corp.	3.875%	3/1/21	575	588
Kimberly-Clark Corp.	2.400%	3/1/22	5,925	5,772
Kimberly-Clark Corp.	2.400%	6/1/23	4,397	4,230
Kimberly-Clark Corp.	3.050%	8/15/25	4,130	4,035
Kimberly-Clark Corp.	2.750%	2/15/26	4,660	4,439
Kimberly-Clark Corp.	6.625%	8/1/37	2,253	3,040
Kimberly-Clark Corp.	5.300%	3/1/41	8,368	9,920
Kimberly-Clark Corp.	3.700%	6/1/43	2,485	2,341
Kimberly-Clark Corp.	3.200%	7/30/46	5,315	4,648
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,675	3,050
Koninklijke Philips NV	3.750%	3/15/22	11,106	11,356
Koninklijke Philips NV	6.875%	3/11/38	4,000	5,334
Koninklijke Philips NV	5.000%	3/15/42	7,825	8,670
Kraft Foods Group Inc.	5.375%	2/10/20	8,438	8,778
Kraft Foods Group Inc.	3.500%	6/6/22	16,456	16,421
Kraft Foods Group Inc.	6.875%	1/26/39	14,754	18,110
Kraft Foods Group Inc.	6.500%	2/9/40	5,485	6,490
Kraft Foods Group Inc.	5.000%	6/4/42	24,204	24,003
Kraft Heinz Foods Co.	2.800%	7/2/20	19,502	19,365
Kraft Heinz Foods Co.	3.500%	7/15/22	8,400	8,385
Kraft Heinz Foods Co.	3.950%	7/15/25	21,170	21,058
Kraft Heinz Foods Co.	3.000%	6/1/26	21,335	19,674
Kraft Heinz Foods Co.	5.000%	7/15/35	9,495	9,829
Kraft Heinz Foods Co.	5.200%	7/15/45	19,742	20,060
Kraft Heinz Foods Co.	4.375%	6/1/46	34,242	31,172
Kroger Co.	2.950%	11/1/21	7,134	7,038
Kroger Co.	4.450%	2/1/47	13,464	12,590
Kroger Co.	4.650%	1/15/48	5,650	5,452
Laboratory Corp. of America Holdings	2.625%	2/1/20	2,825	2,801
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,730	6,690
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,315	1,329
Laboratory Corp. of America Holdings	4.000%	11/1/23	1,800	1,839
Laboratory Corp. of America Holdings	3.250%	9/1/24	5,500	5,352
Laboratory Corp. of America Holdings	3.600%	2/1/25	10,300	10,132
Laboratory Corp. of America Holdings	3.600%	9/1/27	7,450	7,210
Laboratory Corp. of America Holdings	4.700%	2/1/45	10,045	10,091
Life Technologies Corp.	6.000%	3/1/20	1,700	1,789
Life Technologies Corp.	5.000%	1/15/21	3,725	3,875
4 Mayo Clinic	3.774%	11/15/43	6,202	6,245
4 Mayo Clinic	4.000%	11/15/47	3,275	3,259
4 Mayo Clinic	4.128%	11/15/52	1,975	2,028
McCormick & Co. Inc.	3.900%	7/15/21	3,025	3,091

McCormick & Co. Inc.	2.700%	8/15/22	1,455	1,415
McCormick & Co. Inc.	3.150%	8/15/24	7,850	7,610
McCormick & Co. Inc.	3.400%	8/15/27	13,525	12,923
McCormick & Co. Inc.	4.200%	8/15/47	1,450	1,400
McKesson Corp.	2.700%	12/15/22	5,800	5,602
McKesson Corp.	2.850%	3/15/23	250	241
McKesson Corp.	3.796%	3/15/24	12,580	12,541
McKesson Corp.	3.950%	2/16/28	4,500	4,441
Mead Johnson Nutrition Co.	4.900%	11/1/19	5,460	5,647
Mead Johnson Nutrition Co.	3.000%	11/15/20	5,644	5,633
Mead Johnson Nutrition Co.	4.125%	11/15/25	8,175	8,380
Mead Johnson Nutrition Co.	5.900%	11/1/39	7,025	8,495
Mead Johnson Nutrition Co.	4.600%	6/1/44	5,215	5,384
Medtronic Global Holdings SCA	3.350%	4/1/27	9,098	8,977
Medtronic Inc.	2.500%	3/15/20	42,299	42,047
Medtronic Inc.	4.450%	3/15/20	120	123
Medtronic Inc.	3.125%	3/15/22	5,350	5,340
Medtronic Inc.	3.150%	3/15/22	39,419	39,486
Medtronic Inc.	2.750%	4/1/23	1,100	1,073
Medtronic Inc.	3.625%	3/15/24	9,611	9,740
Medtronic Inc.	3.500%	3/15/25	41,653	41,644
Medtronic Inc.	4.375%	3/15/35	35,297	37,318
Medtronic Inc.	6.500%	3/15/39	2,516	3,292
Medtronic Inc.	5.550%	3/15/40	4,325	5,157
Medtronic Inc.	4.500%	3/15/42	5,560	5,871
Medtronic Inc.	4.625%	3/15/44	5,418	5,852
Medtronic Inc.	4.625%	3/15/45	49,979	54,496
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	1,175	1,348
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	7,750	7,786
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	1,000	1,041
Merck & Co. Inc.	1.850%	2/10/20	10,910	10,777
Merck & Co. Inc.	3.875%	1/15/21	12,017	12,370
Merck & Co. Inc.	2.350%	2/10/22	12,578	12,317
Merck & Co. Inc.	2.400%	9/15/22	7,730	7,553
Merck & Co. Inc.	2.800%	5/18/23	20,099	19,811
Merck & Co. Inc.	2.750%	2/10/25	27,930	26,955
Merck & Co. Inc.	3.600%	9/15/42	10,437	9,995
Merck & Co. Inc.	4.150%	5/18/43	13,762	14,333
Merck & Co. Inc.	3.700%	2/10/45	23,656	23,027
Merck Sharp & Dohme Corp.	5.000%	6/30/19	13,115	13,523
Molson Coors Brewing Co.	1.450%	7/15/19	4,880	4,805
Molson Coors Brewing Co.	2.250%	3/15/20	7,200	7,098
Molson Coors Brewing Co.	2.100%	7/15/21	8,425	8,102
Molson Coors Brewing Co.	3.500%	5/1/22	600	603
Molson Coors Brewing Co.	3.000%	7/15/26	22,815	21,076
Molson Coors Brewing Co.	5.000%	5/1/42	12,063	12,725
Molson Coors Brewing Co.	4.200%	7/15/46	19,412	18,308
Mondelez International Inc.	6.500%	2/9/40	6,485	8,141
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,775	2,743
Mylan Inc.	4.200%	11/29/23	12,568	12,717
9 Mylan Inc.	4.550%	4/15/28	8,075	8,092
Mylan Inc.	5.400%	11/29/43	5,975	6,204
9 Mylan Inc.	5.200%	4/15/48	8,500	8,565
Mylan NV	2.500%	6/7/19	6,525	6,469

Mylan NV	3.150%	6/15/21	12,755	12,536
Mylan NV	3.950%	6/15/26	23,585	22,870
Mylan NV	5.250%	6/15/46	10,325	10,469
New York & Presbyterian Hospital	4.024%	8/1/45	7,147	7,247
New York & Presbyterian Hospital	4.063%	8/1/56	4,750	4,689
Newell Brands Inc.	2.875%	12/1/19	6,025	6,033
Newell Brands Inc.	3.150%	4/1/21	15,090	14,949
Newell Brands Inc.	4.000%	6/15/22	250	251
Newell Brands Inc.	3.850%	4/1/23	17,678	17,604
Newell Brands Inc.	4.000%	12/1/24	10,825	10,685
Newell Brands Inc.	3.900%	11/1/25	5,125	4,973
Newell Brands Inc.	4.200%	4/1/26	22,315	22,101
Newell Brands Inc.	5.375%	4/1/36	5,935	6,169
Newell Brands Inc.	5.500%	4/1/46	19,233	20,285
Northwell Healthcare Inc.	3.979%	11/1/46	9,475	8,993
Northwell Healthcare Inc.	4.260%	11/1/47	11,000	10,791
Novartis Capital Corp.	1.800%	2/14/20	23,950	23,633
Novartis Capital Corp.	4.400%	4/24/20	6,676	6,918
Novartis Capital Corp.	2.400%	5/17/22	20,750	20,236
Novartis Capital Corp.	2.400%	9/21/22	23,754	23,081
Novartis Capital Corp.	3.400%	5/6/24	6,325	6,358
Novartis Capital Corp.	3.000%	11/20/25	9,498	9,255
Novartis Capital Corp.	3.100%	5/17/27	14,545	14,168
Novartis Capital Corp.	3.700%	9/21/42	7,513	7,328
Novartis Capital Corp.	4.400%	5/6/44	20,635	22,687
Novartis Capital Corp.	4.000%	11/20/45	12,831	13,165
NYU Hospitals Center	4.784%	7/1/44	4,400	4,927
4 NYU Hospitals Center	4.368%	7/1/47	6,190	6,425
Orlando Health Obligated Group	4.089%	10/1/48	2,750	2,740
Partners Healthcare System Inc.	3.765%	7/1/48	1,375	1,309
Partners Healthcare System Inc.	4.117%	7/1/55	3,125	3,183
PepsiCo Inc.	1.550%	5/2/19	15,255	15,129
PepsiCo Inc.	1.350%	10/4/19	7,100	6,985
PepsiCo Inc.	4.500%	1/15/20	8,247	8,507
PepsiCo Inc.	1.850%	4/30/20	14,946	14,689
PepsiCo Inc.	2.150%	10/14/20	20,024	19,734
PepsiCo Inc.	3.125%	11/1/20	6,388	6,448
PepsiCo Inc.	2.000%	4/15/21	12,400	12,099
PepsiCo Inc.	3.000%	8/25/21	12,712	12,768
PepsiCo Inc.	1.700%	10/6/21	8,500	8,164
PepsiCo Inc.	2.750%	3/5/22	11,595	11,521
PepsiCo Inc.	2.250%	5/2/22	3,925	3,815
PepsiCo Inc.	3.100%	7/17/22	5,525	5,542
PepsiCo Inc.	2.750%	3/1/23	5,791	5,709
PepsiCo Inc.	3.600%	3/1/24	7,213	7,354
PepsiCo Inc.	2.750%	4/30/25	12,213	11,737
PepsiCo Inc.	3.500%	7/17/25	11,170	11,224
PepsiCo Inc.	2.850%	2/24/26	4,080	3,906
PepsiCo Inc.	2.375%	10/6/26	10,440	9,631
PepsiCo Inc.	3.000%	10/15/27	23,679	22,720
PepsiCo Inc.	5.500%	1/15/40	10,885	13,353
PepsiCo Inc.	4.875%	11/1/40	5,212	5,928
PepsiCo Inc.	4.000%	3/5/42	11,625	11,679
PepsiCo Inc.	3.600%	8/13/42	7,118	6,731
PepsiCo Inc.	4.250%	10/22/44	7,425	7,703
PepsiCo Inc.	4.600%	7/17/45	8,195	8,921
PepsiCo Inc.	4.450%	4/14/46	11,426	12,248

PepsiCo Inc.	3.450%	10/6/46	10,125	9,313
PepsiCo Inc.	4.000%	5/2/47	9,075	9,091
PerkinElmer Inc.	5.000%	11/15/21	5,275	5,541
Perrigo Finance Unlimited Co.	3.500%	3/15/21	2,023	2,031
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,167	2,151
Perrigo Finance Unlimited Co.	3.900%	12/15/24	8,700	8,637
Perrigo Finance Unlimited Co.	4.375%	3/15/26	20,231	20,444
Perrigo Finance Unlimited Co.	4.900%	12/15/44	10,537	10,560
Pfizer Inc.	2.100%	5/15/19	13,825	13,782
Pfizer Inc.	1.450%	6/3/19	16,545	16,370
Pfizer Inc.	1.700%	12/15/19	30,175	29,797
Pfizer Inc.	1.950%	6/3/21	18,925	18,490
Pfizer Inc.	2.200%	12/15/21	5,054	4,937
Pfizer Inc.	3.000%	6/15/23	9,910	9,865
Pfizer Inc.	3.400%	5/15/24	5,059	5,088
Pfizer Inc.	2.750%	6/3/26	13,410	12,743
Pfizer Inc.	3.000%	12/15/26	20,098	19,447
Pfizer Inc.	4.000%	12/15/36	12,525	12,909
Pfizer Inc.	7.200%	3/15/39	13,939	20,051
Pfizer Inc.	4.300%	6/15/43	8,246	8,610
Pfizer Inc.	4.400%	5/15/44	10,725	11,435
Pfizer Inc.	4.125%	12/15/46	22,129	22,752
Pharmacia LLC	6.600%	12/1/28	5,975	7,530
Philip Morris International Inc.	2.000%	2/21/20	9,175	9,040
Philip Morris International Inc.	4.500%	3/26/20	930	958
Philip Morris International Inc.	1.875%	2/25/21	4,576	4,423
Philip Morris International Inc.	4.125%	5/17/21	3,127	3,219
Philip Morris International Inc.	2.900%	11/15/21	3,890	3,848
Philip Morris International Inc.	2.375%	8/17/22	8,140	7,838
Philip Morris International Inc.	2.500%	8/22/22	2,020	1,950
Philip Morris International Inc.	2.500%	11/2/22	7,975	7,688
Philip Morris International Inc.	2.625%	3/6/23	6,340	6,112
Philip Morris International Inc.	2.125%	5/10/23	7,000	6,574
Philip Morris International Inc.	3.600%	11/15/23	5,450	5,501
Philip Morris International Inc.	3.250%	11/10/24	11,400	11,178
Philip Morris International Inc.	3.375%	8/11/25	8,024	7,916
Philip Morris International Inc.	2.750%	2/25/26	17,200	16,165
Philip Morris International Inc.	3.125%	8/17/27	1,885	1,804
Philip Morris International Inc.	3.125%	3/2/28	5,425	5,193
Philip Morris International Inc.	6.375%	5/16/38	18,342	23,588
Philip Morris International Inc.	4.375%	11/15/41	10,950	11,063
Philip Morris International Inc.	4.500%	3/20/42	5,938	6,110
Philip Morris International Inc.	3.875%	8/21/42	5,710	5,382
Philip Morris International Inc.	4.125%	3/4/43	6,035	5,943
Philip Morris International Inc.	4.875%	11/15/43	12,953	13,987
Philip Morris International Inc.	4.250%	11/10/44	12,005	11,976
4 Procter & Gamble - Esop	9.360%	1/1/21	2,017	2,199
Procter & Gamble Co.	1.750%	10/25/19	10,930	10,839
Procter & Gamble Co.	1.900%	11/1/19	5,830	5,785
Procter & Gamble Co.	1.900%	10/23/20	10,940	10,747
Procter & Gamble Co.	1.850%	2/2/21	3,391	3,312
Procter & Gamble Co.	1.700%	11/3/21	10,936	10,528
Procter & Gamble Co.	2.300%	2/6/22	9,648	9,448
Procter & Gamble Co.	2.150%	8/11/22	940	910
Procter & Gamble Co.	3.100%	8/15/23	12,642	12,714
Procter & Gamble Co.	2.700%	2/2/26	7,450	7,122
Procter & Gamble Co.	2.450%	11/3/26	8,850	8,220

Procter & Gamble Co.	2.850%	8/11/27	1,295	1,239
Procter & Gamble Co.	5.550%	3/5/37	2,422	3,036
Procter & Gamble Co.	3.500%	10/25/47	11,910	11,279
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	2,000	1,888
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	4,325	4,068
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,850	3,784
Quest Diagnostics Inc.	2.700%	4/1/19	5,030	5,032
Quest Diagnostics Inc.	4.750%	1/30/20	2,650	2,730
Quest Diagnostics Inc.	2.500%	3/30/20	3,000	2,971
Quest Diagnostics Inc.	4.700%	4/1/21	2,800	2,921
Quest Diagnostics Inc.	4.250%	4/1/24	4,587	4,728
Quest Diagnostics Inc.	3.500%	3/30/25	5,420	5,339
Quest Diagnostics Inc.	3.450%	6/1/26	6,435	6,185
Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,537
Quest Diagnostics Inc.	4.700%	3/30/45	2,032	2,051
Reynolds American Inc.	8.125%	6/23/19	7,728	8,202
Reynolds American Inc.	6.875%	5/1/20	1,580	1,697
Reynolds American Inc.	3.250%	6/12/20	12,570	12,590
Reynolds American Inc.	4.000%	6/12/22	8,610	8,731
Reynolds American Inc.	4.850%	9/15/23	3,425	3,602
Reynolds American Inc.	4.450%	6/12/25	36,125	37,146
Reynolds American Inc.	5.700%	8/15/35	11,892	13,467
Reynolds American Inc.	7.250%	6/15/37	3,034	4,008
Reynolds American Inc.	8.125%	5/1/40	2,569	3,650
Reynolds American Inc.	7.000%	8/4/41	3,375	4,345
Reynolds American Inc.	5.850%	8/15/45	23,034	26,754
RWJ Barnabas Health Inc.	3.949%	7/1/46	4,795	4,682
Sanofi	4.000%	3/29/21	13,823	14,191
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	65,650	64,602
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	42,335	40,766
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	36,560	34,875
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	32,390	30,194
SSM Health Care Corp.	3.823%	6/1/27	5,200	5,272
Stanford Health Care	3.795%	11/15/48	6,350	6,265
Stryker Corp.	4.375%	1/15/20	811	832
Stryker Corp.	2.625%	3/15/21	20,325	20,082
Stryker Corp.	3.375%	5/15/24	11,300	11,251
Stryker Corp.	3.375%	11/1/25	8,225	8,112
Stryker Corp.	3.500%	3/15/26	9,015	8,994
Stryker Corp.	3.650%	3/7/28	4,000	4,015
Stryker Corp.	4.375%	5/15/44	4,075	4,149
Stryker Corp.	4.625%	3/15/46	10,085	10,684
5 Sutter Health	3.695%	8/15/28	6,700	6,713
5 Sutter Health	4.091%	8/15/48	5,175	5,159
Sysco Corp.	1.900%	4/1/19	4,700	4,673
Sysco Corp.	2.600%	10/1/20	6,075	6,025
Sysco Corp.	2.500%	7/15/21	4,750	4,661
Sysco Corp.	2.600%	6/12/22	1,150	1,118
Sysco Corp.	3.750%	10/1/25	3,950	4,008
Sysco Corp.	3.300%	7/15/26	8,766	8,455
Sysco Corp.	3.250%	7/15/27	16,211	15,502
Sysco Corp.	4.850%	10/1/45	5,015	5,291
Sysco Corp.	4.500%	4/1/46	5,115	5,132
Sysco Corp.	4.450%	3/15/48	6,200	6,180

4 Texas Health Resources	4.330%	11/15/55	1,725	1,741
The Kroger Co.	1.500%	9/30/19	4,725	4,626
The Kroger Co.	6.150%	1/15/20	11,699	12,330
The Kroger Co.	3.300%	1/15/21	4,207	4,225
The Kroger Co.	2.600%	2/1/21	3,594	3,527
The Kroger Co.	3.400%	4/15/22	3,683	3,666
The Kroger Co.	2.800%	8/1/22	2,375	2,310
The Kroger Co.	3.850%	8/1/23	6,340	6,421
The Kroger Co.	4.000%	2/1/24	5,186	5,255
The Kroger Co.	3.500%	2/1/26	4,300	4,136
The Kroger Co.	2.650%	10/15/26	9,900	8,913
The Kroger Co.	3.700%	8/1/27	5,200	5,039
The Kroger Co.	7.700%	6/1/29	7,050	8,701
The Kroger Co.	8.000%	9/15/29	4,185	5,340
The Kroger Co.	7.500%	4/1/31	4,820	6,119
The Kroger Co.	6.900%	4/15/38	4,969	6,188
The Kroger Co.	5.400%	7/15/40	2,018	2,139
The Kroger Co.	5.000%	4/15/42	1,550	1,568
The Kroger Co.	5.150%	8/1/43	2,155	2,208
The Kroger Co.	3.875%	10/15/46	5,365	4,595
The Pepsi Bottling Group Inc.	7.000%	3/1/29	9,965	13,049
Thermo Fisher Scientific Inc.	4.700%	5/1/20	750	777
Thermo Fisher Scientific Inc.	4.500%	3/1/21	8,800	9,145
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,296	7,374
Thermo Fisher Scientific Inc.	3.300%	2/15/22	8,805	8,778
Thermo Fisher Scientific Inc.	3.150%	1/15/23	4,465	4,392
Thermo Fisher Scientific Inc.	3.000%	4/15/23	12,600	12,264
Thermo Fisher Scientific Inc.	4.150%	2/1/24	7,039	7,228
Thermo Fisher Scientific Inc.	3.650%	12/15/25	8,375	8,323
Thermo Fisher Scientific Inc.	2.950%	9/19/26	12,955	12,081
Thermo Fisher Scientific Inc.	3.200%	8/15/27	8,375	7,929
Thermo Fisher Scientific Inc.	5.300%	2/1/44	7,026	7,926
Thermo Fisher Scientific Inc.	4.100%	8/15/47	6,225	6,049
Trinity Health Corp.	4.125%	12/1/45	6,690	6,766
Tupperware Brands Corp.	4.750%	6/1/21	5,960	6,117
Tyson Foods Inc.	2.650%	8/15/19	13,081	13,076
Tyson Foods Inc.	2.250%	8/23/21	2,000	1,926
Tyson Foods Inc.	4.500%	6/15/22	16,483	17,092
Tyson Foods Inc.	3.950%	8/15/24	15,021	15,127
Tyson Foods Inc.	3.550%	6/2/27	14,490	13,936
Tyson Foods Inc.	4.875%	8/15/34	9,929	10,559
Tyson Foods Inc.	5.150%	8/15/44	3,950	4,286
Tyson Foods Inc.	4.550%	6/2/47	8,675	8,675
Unilever Capital Corp.	2.100%	7/30/20	8,200	8,100
Unilever Capital Corp.	4.250%	2/10/21	10,820	11,199
Unilever Capital Corp.	1.375%	7/28/21	8,830	8,368
Unilever Capital Corp.	2.600%	5/5/24	11,975	11,497
Unilever Capital Corp.	3.100%	7/30/25	7,200	7,041
Unilever Capital Corp.	2.000%	7/28/26	10,125	9,001
Unilever Capital Corp.	5.900%	11/15/32	4,300	5,391
Whirlpool Corp.	4.850%	6/15/21	2,763	2,895
Whirlpool Corp.	4.700%	6/1/22	4,030	4,239
Whirlpool Corp.	4.000%	3/1/24	2,734	2,797
Whirlpool Corp.	3.700%	5/1/25	2,655	2,643
Whirlpool Corp.	4.500%	6/1/46	6,382	6,347
Wyeth LLC	7.250%	3/1/23	2,400	2,831
Wyeth LLC	6.450%	2/1/24	5,575	6,507

Wyeth LLC	6.500%	2/1/34	6,675	8,710
Wyeth LLC	6.000%	2/15/36	5,440	6,852
Wyeth LLC	5.950%	4/1/37	33,868	43,072
Zeneca Wilmington Inc.	7.000%	11/15/23	4,275	5,043
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	1,850	1,901
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	27,625	27,325
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	5,775	5,750
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,925	8,730
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	2,250	2,254
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	21,955	21,327
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,650	1,826
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	5,270	4,937
Zoetis Inc.	3.450%	11/13/20	5,000	5,034
Zoetis Inc.	3.250%	2/1/23	14,045	13,906
Zoetis Inc.	4.500%	11/13/25	5,200	5,465
Zoetis Inc.	3.000%	9/12/27	7,829	7,340
Zoetis Inc.	4.700%	2/1/43	12,203	12,982
Zoetis Inc.	3.950%	9/12/47	4,675	4,456

Energy (2.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	3,750	4,686
Anadarko Finance Co.	7.500%	5/1/31	8,511	10,816
Anadarko Petroleum Corp.	6.950%	6/15/19	1,000	1,045
Anadarko Petroleum Corp.	4.850%	3/15/21	2,283	2,372
Anadarko Petroleum Corp.	3.450%	7/15/24	7,578	7,306
Anadarko Petroleum Corp.	5.550%	3/15/26	23,663	25,814
Anadarko Petroleum Corp.	6.450%	9/15/36	17,635	20,986
Anadarko Petroleum Corp.	7.950%	6/15/39	3,405	4,612
Anadarko Petroleum Corp.	6.200%	3/15/40	13,773	16,154
Anadarko Petroleum Corp.	4.500%	7/15/44	1,915	1,836
Anadarko Petroleum Corp.	6.600%	3/15/46	10,795	13,541
Andeavor	5.375%	10/1/22	2,125	2,173
Andeavor	4.750%	12/15/23	25,705	26,701
Andeavor	5.125%	4/1/24	1,000	1,037
Andeavor	5.125%	12/15/26	24,210	25,511
Andeavor	3.800%	4/1/28	5,700	5,473
Andeavor	4.500%	4/1/48	6,000	5,621
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	2,100	2,061
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,550	6,378
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	6,175	6,036
Apache Corp.	3.625%	2/1/21	5,600	5,643
Apache Corp.	3.250%	4/15/22	6,213	6,122
Apache Corp.	2.625%	1/15/23	1,375	1,314
Apache Corp.	6.000%	1/15/37	18,814	21,248
Apache Corp.	5.100%	9/1/40	13,431	13,744
Apache Corp.	5.250%	2/1/42	10,600	11,004
Apache Corp.	4.750%	4/15/43	9,306	9,179
Apache Corp.	4.250%	1/15/44	4,866	4,453
Apache Finance Canada Corp.	7.750%	12/15/29	5,215	6,519
Baker Hughes a GE Co. LLC	3.200%	8/15/21	10,677	10,697
Baker Hughes a GE Co. LLC	5.125%	9/15/40	13,382	14,744
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	8,050	7,831

Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	14,145	13,480
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	13,975	13,167
Boardwalk Pipelines LP	5.750%	9/15/19	50	52
Boardwalk Pipelines LP	3.375%	2/1/23	3,425	3,311
Boardwalk Pipelines LP	4.950%	12/15/24	7,950	8,167
Boardwalk Pipelines LP	5.950%	6/1/26	12,260	13,148
Boardwalk Pipelines LP	4.450%	7/15/27	8,500	8,295
BP Capital Markets plc	1.676%	5/3/19	2,275	2,254
BP Capital Markets plc	2.237%	5/10/19	33,596	33,520
BP Capital Markets plc	1.768%	9/19/19	5,200	5,130
BP Capital Markets plc	2.315%	2/13/20	28,268	28,142
BP Capital Markets plc	4.500%	10/1/20	800	835
BP Capital Markets plc	4.742%	3/11/21	17,445	18,257
BP Capital Markets plc	2.112%	9/16/21	9,351	9,061
BP Capital Markets plc	3.561%	11/1/21	15,140	15,372
BP Capital Markets plc	3.062%	3/17/22	4,075	4,061
BP Capital Markets plc	3.245%	5/6/22	20,261	20,246
BP Capital Markets plc	2.520%	9/19/22	7,950	7,713
BP Capital Markets plc	2.500%	11/6/22	14,382	13,887
BP Capital Markets plc	2.750%	5/10/23	24,150	23,471
BP Capital Markets plc	3.994%	9/26/23	5,805	5,990
BP Capital Markets plc	3.216%	11/28/23	16,207	16,035
BP Capital Markets plc	3.814%	2/10/24	5,981	6,094
BP Capital Markets plc	3.224%	4/14/24	207	204
BP Capital Markets plc	3.535%	11/4/24	23,801	23,872
BP Capital Markets plc	3.506%	3/17/25	14,377	14,361
BP Capital Markets plc	3.119%	5/4/26	12,098	11,698
BP Capital Markets plc	3.017%	1/16/27	3,935	3,748
BP Capital Markets plc	3.279%	9/19/27	17,660	17,094
BP Capital Markets plc	3.723%	11/28/28	13,684	13,731
Buckeye Partners LP	4.875%	2/1/21	340	349
Buckeye Partners LP	4.150%	7/1/23	4,175	4,172
Buckeye Partners LP	4.350%	10/15/24	400	398
Buckeye Partners LP	3.950%	12/1/26	8,300	7,882
Buckeye Partners LP	4.125%	12/1/27	3,100	2,978
Buckeye Partners LP	5.850%	11/15/43	6,500	6,687
Buckeye Partners LP	5.600%	10/15/44	1,625	1,619
Burlington Resources Finance Co.	7.200%	8/15/31	1,100	1,454
Burlington Resources Finance Co.	7.400%	12/1/31	5,240	7,059
Canadian Natural Resources Ltd.	3.450%	11/15/21	5,563	5,587
Canadian Natural Resources Ltd.	2.950%	1/15/23	13,685	13,289
Canadian Natural Resources Ltd.	3.800%	4/15/24	4,823	4,801
Canadian Natural Resources Ltd.	3.900%	2/1/25	140	140
Canadian Natural Resources Ltd.	3.850%	6/1/27	14,153	13,891
Canadian Natural Resources Ltd.	7.200%	1/15/32	5,393	6,753
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,984
Canadian Natural Resources Ltd.	5.850%	2/1/35	3,655	4,142
Canadian Natural Resources Ltd.	6.500%	2/15/37	6,847	8,382
Canadian Natural Resources Ltd.	6.250%	3/15/38	10,974	13,200
Canadian Natural Resources Ltd.	6.750%	2/1/39	4,454	5,559
Canadian Natural Resources Ltd.	4.950%	6/1/47	6,230	6,491
Cenovus Energy Inc.	5.700%	10/15/19	15,600	16,126
Cenovus Energy Inc.	3.000%	8/15/22	6,975	6,705
Cenovus Energy Inc.	3.800%	9/15/23	17,500	17,281
Cenovus Energy Inc.	4.250%	4/15/27	11,325	11,028

Cenovus Energy Inc.	5.250%	6/15/37	10,402	10,389
Cenovus Energy Inc.	6.750%	11/15/39	12,537	14,402
Cenovus Energy Inc.	4.450%	9/15/42	1,414	1,255
Cenovus Energy Inc.	5.200%	9/15/43	7,405	7,137
Cenovus Energy Inc.	5.400%	6/15/47	17,325	17,347
Chevron Corp.	1.561%	5/16/19	16,700	16,521
Chevron Corp.	2.193%	11/15/19	13,025	12,946
Chevron Corp.	1.961%	3/3/20	21,360	21,072
Chevron Corp.	1.991%	3/3/20	6,645	6,563
Chevron Corp.	2.427%	6/24/20	7,454	7,411
Chevron Corp.	2.419%	11/17/20	11,234	11,126
Chevron Corp.	2.100%	5/16/21	18,690	18,228
Chevron Corp.	2.411%	3/3/22	8,835	8,649
Chevron Corp.	2.498%	3/3/22	7,340	7,196
Chevron Corp.	2.355%	12/5/22	18,182	17,601
Chevron Corp.	3.191%	6/24/23	17,240	17,245
Chevron Corp.	2.895%	3/3/24	13,045	12,760
Chevron Corp.	3.326%	11/17/25	1,300	1,292
Chevron Corp.	2.954%	5/16/26	21,200	20,383
Cimarex Energy Co.	4.375%	6/1/24	13,700	14,088
Cimarex Energy Co.	3.900%	5/15/27	17,596	17,319
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,535	1,536
Columbia Pipeline Group Inc.	4.500%	6/1/25	17,055	17,385
Columbia Pipeline Group Inc.	5.800%	6/1/45	5,575	6,491
Concho Resources Inc.	3.750%	10/1/27	19,686	19,194
Concho Resources Inc.	4.875%	10/1/47	4,500	4,759
ConocoPhillips	5.900%	10/15/32	12,526	14,971
ConocoPhillips	5.900%	5/15/38	4,812	5,911
ConocoPhillips	6.500%	2/1/39	18,907	24,825
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,570	6,777
ConocoPhillips Co.	2.400%	12/15/22	11,655	11,180
ConocoPhillips Co.	3.350%	11/15/24	6,036	5,982
ConocoPhillips Co.	3.350%	5/15/25	250	247
ConocoPhillips Co.	4.950%	3/15/26	25,154	27,368
ConocoPhillips Co.	4.150%	11/15/34	23,371	23,549
ConocoPhillips Co.	4.300%	11/15/44	6,237	6,401
ConocoPhillips Co.	5.950%	3/15/46	7,099	9,050
ConocoPhillips Holding Co.	6.950%	4/15/29	8,359	10,598
9 Continental Resources Inc.	4.375%	1/15/28	1,500	1,459
Devon Energy Corp.	4.000%	7/15/21	5,365	5,460
Devon Energy Corp.	3.250%	5/15/22	19,397	19,136
Devon Energy Corp.	5.850%	12/15/25	2,201	2,500
Devon Energy Corp.	7.950%	4/15/32	4,500	6,285
Devon Energy Corp.	5.600%	7/15/41	11,698	13,167
Devon Energy Corp.	4.750%	5/15/42	5,651	5,753
Devon Energy Corp.	5.000%	6/15/45	8,898	9,411
Devon Financing Co. LLC	7.875%	9/30/31	12,287	16,896
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	5,250	5,201
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	13,725	13,674
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	7,750	7,653
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	5,750	6,101
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	5,035	5,257
Enable Midstream Partners LP	2.400%	5/15/19	4,000	3,964
Enable Midstream Partners LP	3.900%	5/15/24	9,994	9,768
Enable Midstream Partners LP	4.400%	3/15/27	10,950	10,717
Enable Midstream Partners LP	5.000%	5/15/44	825	771
Enbridge Energy Partners LP	4.375%	10/15/20	1,480	1,509

Enbridge Energy Partners LP	4.200%	9/15/21	478	485
Enbridge Energy Partners LP	5.875%	10/15/25	3,635	4,007
Enbridge Energy Partners LP	7.500%	4/15/38	11,485	14,489
Enbridge Energy Partners LP	5.500%	9/15/40	8,370	8,757
Enbridge Energy Partners LP	7.375%	10/15/45	4,116	5,315
Enbridge Inc.	2.900%	7/15/22	7,105	6,900
Enbridge Inc.	4.250%	12/1/26	12,500	12,505
Enbridge Inc.	3.700%	7/15/27	10,900	10,441
Enbridge Inc.	4.500%	6/10/44	4,200	4,065
Enbridge Inc.	5.500%	12/1/46	10,350	11,480
Encana Corp.	6.500%	5/15/19	5,525	5,726
Encana Corp.	3.900%	11/15/21	6,892	6,980
Encana Corp.	8.125%	9/15/30	1,300	1,695
Encana Corp.	6.500%	8/15/34	18,455	21,902
Encana Corp.	6.625%	8/15/37	1,198	1,453
Encana Corp.	6.500%	2/1/38	10,300	12,395
Energy Transfer LP	9.000%	4/15/19	21,288	22,453
Energy Transfer LP	4.150%	10/1/20	8,051	8,155
Energy Transfer LP	4.650%	6/1/21	4,725	4,857
Energy Transfer LP	5.200%	2/1/22	6,466	6,787
Energy Transfer LP	3.600%	2/1/23	24,931	24,300
Energy Transfer LP	4.900%	2/1/24	1,620	1,652
Energy Transfer LP	4.050%	3/15/25	12,425	12,128
Energy Transfer LP	4.750%	1/15/26	14,550	14,706
Energy Transfer LP	4.200%	4/15/27	5,700	5,495
Energy Transfer LP	8.250%	11/15/29	10	12
Energy Transfer LP	4.900%	3/15/35	4,345	4,071
Energy Transfer LP	6.625%	10/15/36	3,495	3,924
Energy Transfer LP	7.500%	7/1/38	7,457	8,930
Energy Transfer LP	6.050%	6/1/41	4,450	4,507
Energy Transfer LP	6.500%	2/1/42	12,719	13,643
Energy Transfer LP	5.150%	2/1/43	1,524	1,390
Energy Transfer LP	5.950%	10/1/43	4,685	4,713
Energy Transfer LP	5.150%	3/15/45	3,978	3,610
Energy Transfer LP	6.125%	12/15/45	11,050	11,348
Energy Transfer LP	5.300%	4/15/47	5,755	5,387
EnLink Midstream Partners LP	2.700%	4/1/19	750	745
EnLink Midstream Partners LP	4.400%	4/1/24	16,675	16,748
EnLink Midstream Partners LP	4.150%	6/1/25	6,399	6,236
EnLink Midstream Partners LP	4.850%	7/15/26	11,150	11,251
EnLink Midstream Partners LP	5.600%	4/1/44	6,520	6,489
EnLink Midstream Partners LP	5.450%	6/1/47	3,000	2,934
Enterprise Products Operating LLC	2.550%	10/15/19	11,285	11,200
Enterprise Products Operating LLC	5.250%	1/31/20	1,095	1,137
Enterprise Products Operating LLC	5.200%	9/1/20	3,441	3,588
Enterprise Products Operating LLC	2.800%	2/15/21	9,700	9,593
Enterprise Products Operating LLC	2.850%	4/15/21	1,360	1,344
Enterprise Products Operating LLC	4.050%	2/15/22	475	486
Enterprise Products Operating LLC	3.350%	3/15/23	11,463	11,425
Enterprise Products Operating LLC	3.900%	2/15/24	18,790	19,033
Enterprise Products Operating LLC	3.750%	2/15/25	16,910	16,906
Enterprise Products Operating LLC	3.700%	2/15/26	4,596	4,551
Enterprise Products Operating LLC	3.950%	2/15/27	4,250	4,265
Enterprise Products Operating LLC	6.875%	3/1/33	5,493	6,883
Enterprise Products Operating LLC	6.650%	10/15/34	1,660	2,054
Enterprise Products Operating LLC	7.550%	4/15/38	2,994	4,025
Enterprise Products Operating LLC	6.125%	10/15/39	9,211	11,068

Enterprise Products Operating LLC	6.450%	9/1/40	743	932
Enterprise Products Operating LLC	5.950%	2/1/41	5,426	6,501
Enterprise Products Operating LLC	5.700%	2/15/42	6,995	8,097
Enterprise Products Operating LLC	4.850%	8/15/42	8,090	8,415
Enterprise Products Operating LLC	4.450%	2/15/43	19,042	18,914
Enterprise Products Operating LLC	4.850%	3/15/44	24,075	25,334
Enterprise Products Operating LLC	5.100%	2/15/45	2,342	2,527
Enterprise Products Operating LLC	4.900%	5/15/46	16,845	17,872
Enterprise Products Operating LLC	4.250%	2/15/48	25,600	24,902
Enterprise Products Operating LLC	4.950%	10/15/54	4,320	4,496
4 Enterprise Products Operating LLC	5.250%	8/16/77	3,075	2,981
4 Enterprise Products Operating LLC	5.375%	2/15/78	4,800	4,597
EOG Resources Inc.	5.625%	6/1/19	906	934
EOG Resources Inc.	2.450%	4/1/20	70	69
EOG Resources Inc.	4.400%	6/1/20	9,220	9,454
EOG Resources Inc.	4.100%	2/1/21	9,540	9,756
EOG Resources Inc.	2.625%	3/15/23	16,533	15,922
EOG Resources Inc.	3.150%	4/1/25	8,050	7,782
EOG Resources Inc.	4.150%	1/15/26	4,500	4,644
EOG Resources Inc.	3.900%	4/1/35	4,976	4,882
EQT Corp.	8.125%	6/1/19	4,400	4,659
EQT Corp.	2.500%	10/1/20	2,850	2,788
EQT Corp.	4.875%	11/15/21	6,505	6,770
EQT Corp.	3.000%	10/1/22	4,350	4,207
EQT Corp.	3.900%	10/1/27	15,286	14,637
EQT Midstream Partners LP	4.000%	8/1/24	3,210	3,129
EQT Midstream Partners LP	4.125%	12/1/26	4,800	4,591
Exxon Mobil Corp.	1.912%	3/6/20	8,951	8,831
Exxon Mobil Corp.	2.222%	3/1/21	24,295	23,947
Exxon Mobil Corp.	2.397%	3/6/22	28,853	28,286
Exxon Mobil Corp.	2.726%	3/1/23	32,580	32,069
Exxon Mobil Corp.	2.709%	3/6/25	18,996	18,314
Exxon Mobil Corp.	3.043%	3/1/26	12,743	12,495
Exxon Mobil Corp.	3.567%	3/6/45	8,850	8,458
Exxon Mobil Corp.	4.114%	3/1/46	22,300	23,506
Halliburton Co.	3.500%	8/1/23	4,449	4,457
Halliburton Co.	3.800%	11/15/25	44,975	44,934
Halliburton Co.	4.850%	11/15/35	14,678	15,619
Halliburton Co.	6.700%	9/15/38	10,150	13,043
Halliburton Co.	7.450%	9/15/39	4,989	6,892
Halliburton Co.	4.500%	11/15/41	4,371	4,393
Halliburton Co.	4.750%	8/1/43	9,600	10,027
Halliburton Co.	5.000%	11/15/45	20,225	21,962
Helmerich & Payne International Drilling
Co.	4.650%	3/15/25	3,500	3,619
Hess Corp.	3.500%	7/15/24	5,150	4,932
Hess Corp.	4.300%	4/1/27	7,510	7,306
Hess Corp.	7.875%	10/1/29	6,083	7,405
Hess Corp.	7.300%	8/15/31	4,428	5,300
Hess Corp.	7.125%	3/15/33	4,642	5,470
Hess Corp.	6.000%	1/15/40	16,110	17,050
Hess Corp.	5.600%	2/15/41	13,628	13,795
Hess Corp.	5.800%	4/1/47	6,200	6,454
HollyFrontier Corp.	5.875%	4/1/26	2,520	2,710
Husky Energy Inc.	6.150%	6/15/19	700	725
Husky Energy Inc.	7.250%	12/15/19	6,216	6,637
Husky Energy Inc.	3.950%	4/15/22	12,571	12,796

Husky Energy Inc.	4.000%	4/15/24	15,468	15,689
Husky Energy Inc.	6.800%	9/15/37	2,916	3,719
Kerr-McGee Corp.	6.950%	7/1/24	9,295	10,684
Kerr-McGee Corp.	7.875%	9/15/31	3,204	4,182
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,358	5,696
Kinder Morgan Energy Partners LP	6.500%	4/1/20	2,200	2,330
Kinder Morgan Energy Partners LP	3.500%	3/1/21	7,546	7,548
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,785	6,128
Kinder Morgan Energy Partners LP	5.000%	10/1/21	12,500	12,978
Kinder Morgan Energy Partners LP	4.150%	3/1/22	6,075	6,162
Kinder Morgan Energy Partners LP	3.950%	9/1/22	8,550	8,610
Kinder Morgan Energy Partners LP	3.450%	2/15/23	7,389	7,209
Kinder Morgan Energy Partners LP	3.500%	9/1/23	13,399	13,010
Kinder Morgan Energy Partners LP	4.150%	2/1/24	450	451
Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,620	16,740
Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,770	1,776
Kinder Morgan Energy Partners LP	7.400%	3/15/31	135	163
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,824	3,448
Kinder Morgan Energy Partners LP	5.800%	3/15/35	4,749	5,120
Kinder Morgan Energy Partners LP	6.500%	2/1/37	22,141	24,968
Kinder Morgan Energy Partners LP	6.950%	1/15/38	4,621	5,574
Kinder Morgan Energy Partners LP	6.500%	9/1/39	5,995	6,793
Kinder Morgan Energy Partners LP	6.550%	9/15/40	6,175	7,023
Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,462	8,040
Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,500	1,693
Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,217	12,613
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,095	2,021
Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,474	10,638
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,491	3,366
Kinder Morgan Energy Partners LP	5.500%	3/1/44	11,177	11,458
Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,859	1,888
Kinder Morgan Inc.	3.050%	12/1/19	11,408	11,405
Kinder Morgan Inc.	3.150%	1/15/23	2,596	2,513
Kinder Morgan Inc.	4.300%	6/1/25	12,000	12,056
Kinder Morgan Inc.	4.300%	3/1/28	11,500	11,405
Kinder Morgan Inc.	7.800%	8/1/31	4,250	5,367
Kinder Morgan Inc.	7.750%	1/15/32	9,603	12,261
Kinder Morgan Inc.	5.300%	12/1/34	12,277	12,550
Kinder Morgan Inc.	5.550%	6/1/45	23,394	24,508
Kinder Morgan Inc.	5.050%	2/15/46	250	244
Kinder Morgan Inc.	5.200%	3/1/48	5,000	5,004
Magellan Midstream Partners LP	6.550%	7/15/19	9,765	10,182
Magellan Midstream Partners LP	4.250%	2/1/21	3,745	3,831
Magellan Midstream Partners LP	5.000%	3/1/26	8,350	8,980
Magellan Midstream Partners LP	5.150%	10/15/43	176	192
Magellan Midstream Partners LP	4.250%	9/15/46	4,150	4,026
Magellan Midstream Partners LP	4.200%	10/3/47	8,465	8,116
Marathon Oil Corp.	2.700%	6/1/20	6,761	6,662
Marathon Oil Corp.	2.800%	11/1/22	18,128	17,466
Marathon Oil Corp.	3.850%	6/1/25	11,325	11,183
Marathon Oil Corp.	4.400%	7/15/27	6,952	7,034
Marathon Oil Corp.	6.800%	3/15/32	7,393	8,806
Marathon Oil Corp.	6.600%	10/1/37	6,305	7,539
Marathon Oil Corp.	5.200%	6/1/45	10,025	10,495
Marathon Petroleum Corp.	3.400%	12/15/20	5,725	5,775
Marathon Petroleum Corp.	5.125%	3/1/21	12,054	12,676
Marathon Petroleum Corp.	3.625%	9/15/24	7,380	7,309

Marathon Petroleum Corp.	6.500%	3/1/41	12,990	15,822
Marathon Petroleum Corp.	4.750%	9/15/44	2,957	2,955
Marathon Petroleum Corp.	5.850%	12/15/45	1,459	1,592
Marathon Petroleum Corp.	5.000%	9/15/54	4,002	3,850
MPLX LP	5.500%	2/15/23	5	5
MPLX LP	3.375%	3/15/23	4,625	4,575
MPLX LP	4.500%	7/15/23	22,390	23,109
MPLX LP	4.875%	12/1/24	30,660	32,088
MPLX LP	4.000%	2/15/25	3,700	3,689
MPLX LP	4.875%	6/1/25	3,373	3,530
MPLX LP	4.125%	3/1/27	12,916	12,794
MPLX LP	4.000%	3/15/28	10,000	9,843
MPLX LP	4.500%	4/15/38	16,500	16,251
MPLX LP	5.200%	3/1/47	10,900	11,337
MPLX LP	4.700%	4/15/48	18,375	17,924
MPLX LP	4.900%	4/15/58	6,550	6,235
Nabors Industries Inc.	9.250%	1/15/19	2,450	2,551
National Fuel Gas Co.	4.900%	12/1/21	1,062	1,101
National Fuel Gas Co.	3.750%	3/1/23	3,660	3,645
National Fuel Gas Co.	5.200%	7/15/25	1,200	1,258
National Fuel Gas Co.	3.950%	9/15/27	2,500	2,426
National Oilwell Varco Inc.	2.600%	12/1/22	26,111	24,919
National Oilwell Varco Inc.	3.950%	12/1/42	8,498	7,455
Noble Energy Inc.	5.625%	5/1/21	53	54
Noble Energy Inc.	4.150%	12/15/21	11,224	11,439
Noble Energy Inc.	3.900%	11/15/24	3,875	3,887
Noble Energy Inc.	3.850%	1/15/28	6,925	6,806
Noble Energy Inc.	6.000%	3/1/41	15,773	18,086
Noble Energy Inc.	5.250%	11/15/43	8,127	8,713
Noble Energy Inc.	5.050%	11/15/44	6,900	7,173
Noble Energy Inc.	4.950%	8/15/47	6,380	6,607
Occidental Petroleum Corp.	4.100%	2/1/21	24,016	24,697
Occidental Petroleum Corp.	3.125%	2/15/22	7,140	7,117
Occidental Petroleum Corp.	2.700%	2/15/23	10,278	10,051
Occidental Petroleum Corp.	3.500%	6/15/25	4,470	4,460
Occidental Petroleum Corp.	3.400%	4/15/26	9,309	9,178
Occidental Petroleum Corp.	4.625%	6/15/45	8,156	8,543
Occidental Petroleum Corp.	4.400%	4/15/46	14,853	15,422
Occidental Petroleum Corp.	4.100%	2/15/47	6,100	6,054
ONEOK Inc.	7.500%	9/1/23	7,950	9,298
ONEOK Inc.	4.000%	7/13/27	2,800	2,761
ONEOK Inc.	6.000%	6/15/35	1,000	1,118
ONEOK Inc.	4.950%	7/13/47	10,925	11,078
ONEOK Partners LP	3.375%	10/1/22	13,137	12,976
ONEOK Partners LP	4.900%	3/15/25	6,969	7,263
ONEOK Partners LP	6.650%	10/1/36	14,169	17,066
ONEOK Partners LP	6.850%	10/15/37	6,625	8,142
ONEOK Partners LP	6.125%	2/1/41	5,145	5,928
9 Patterson-UTI Energy Inc.	3.950%	2/1/28	6,630	6,392
Petro-Canada	5.350%	7/15/33	4,725	5,325
Petro-Canada	5.950%	5/15/35	8,130	9,771
Petro-Canada	6.800%	5/15/38	8,963	11,865
Phillips 66	4.300%	4/1/22	14,410	14,905
Phillips 66	3.900%	3/15/28	7,910	7,875
Phillips 66	4.650%	11/15/34	4,694	4,885
Phillips 66	5.875%	5/1/42	14,786	17,720
Phillips 66	4.875%	11/15/44	25,741	27,375

Phillips 66 Partners LP	2.646%	2/15/20	1,942	1,923
Phillips 66 Partners LP	3.605%	2/15/25	8,083	7,872
Phillips 66 Partners LP	3.550%	10/1/26	1,600	1,525
Phillips 66 Partners LP	3.750%	3/1/28	3,425	3,303
Phillips 66 Partners LP	4.680%	2/15/45	5,050	4,962
Phillips 66 Partners LP	4.900%	10/1/46	5,200	5,188
Pioneer Natural Resources Co.	3.450%	1/15/21	3,100	3,113
Pioneer Natural Resources Co.	3.950%	7/15/22	8,310	8,449
Pioneer Natural Resources Co.	4.450%	1/15/26	15,050	15,546
Plains All American Pipeline LP / PAA
Finance Corp.	2.600%	12/15/19	265	261
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	9,656	10,034
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	6,037	6,227
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,904	3,847
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	18,103	17,093
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	3,909	3,819
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	22,615	21,499
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	3,458	3,468
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,500	7,429
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,975	2,193
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	7,725	7,272
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	13,347	11,198
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	4,560	4,042
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	200	183
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	162	169
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	9,110	9,714
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	20,850	21,736
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	14,300	14,479
Sabine Pass Liquefaction LLC	5.625%	2/1/21	32,487	34,152
Sabine Pass Liquefaction LLC	6.250%	3/15/22	14,375	15,579
Sabine Pass Liquefaction LLC	5.625%	4/15/23	19,148	20,417
Sabine Pass Liquefaction LLC	5.750%	5/15/24	27,350	29,333
Sabine Pass Liquefaction LLC	5.625%	3/1/25	27,350	29,367
Sabine Pass Liquefaction LLC	5.875%	6/30/26	27,127	29,602
Sabine Pass Liquefaction LLC	5.000%	3/15/27	6,709	6,952
Sabine Pass Liquefaction LLC	4.200%	3/15/28	14,250	14,018
Schlumberger Investment SA	3.650%	12/1/23	13,680	13,900
Shell International Finance BV	1.375%	5/10/19	23,400	23,111
Shell International Finance BV	1.375%	9/12/19	18,100	17,779
Shell International Finance BV	4.300%	9/22/19	23,650	24,189

Shell International Finance BV	4.375%	3/25/20	7,874	8,113
Shell International Finance BV	2.125%	5/11/20	13,075	12,868
Shell International Finance BV	2.250%	11/10/20	2,540	2,502
Shell International Finance BV	1.875%	5/10/21	23,200	22,424
Shell International Finance BV	1.750%	9/12/21	13,630	13,072
Shell International Finance BV	2.375%	8/21/22	7,641	7,414
Shell International Finance BV	2.250%	1/6/23	12,353	11,847
Shell International Finance BV	3.400%	8/12/23	8,470	8,559
Shell International Finance BV	3.250%	5/11/25	19,195	18,986
Shell International Finance BV	2.875%	5/10/26	30,020	28,802
Shell International Finance BV	2.500%	9/12/26	18,275	17,008
Shell International Finance BV	4.125%	5/11/35	21,855	22,534
Shell International Finance BV	6.375%	12/15/38	25,942	34,318
Shell International Finance BV	5.500%	3/25/40	6,978	8,424
Shell International Finance BV	3.625%	8/21/42	6,400	6,033
Shell International Finance BV	4.550%	8/12/43	13,796	14,848
Shell International Finance BV	4.375%	5/11/45	30,209	31,944
Shell International Finance BV	4.000%	5/10/46	21,961	21,943
Shell International Finance BV	3.750%	9/12/46	25,032	24,078
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	6,443	6,600
Spectra Energy Partners LP	4.750%	3/15/24	5,700	5,920
Spectra Energy Partners LP	3.500%	3/15/25	13,680	13,161
Spectra Energy Partners LP	3.375%	10/15/26	3,090	2,897
Spectra Energy Partners LP	5.950%	9/25/43	640	735
Spectra Energy Partners LP	4.500%	3/15/45	11,300	10,874
Suncor Energy Inc.	3.600%	12/1/24	1,265	1,263
Suncor Energy Inc.	7.150%	2/1/32	4,903	6,376
Suncor Energy Inc.	5.950%	12/1/34	260	313
Suncor Energy Inc.	6.500%	6/15/38	18,758	24,216
Suncor Energy Inc.	6.850%	6/1/39	2,534	3,394
Suncor Energy Inc.	4.000%	11/15/47	7,850	7,698
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	22,500	22,956
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,664	1,619
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	2,050	2,035
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,600	7,166
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	8,300	7,861
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	10,490	10,628
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	1,075	967
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	12,828	11,916
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	9,823	9,151
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	5,150	4,899
TC PipeLines LP	3.900%	5/25/27	6,600	6,313
9 TechnipFMC plc	3.450%	10/1/22	1,292	1,262
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,580	1,841
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	2,220	2,625
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,342	1,735
9 Texas Eastern Transmission LP	2.800%	10/15/22	165	158
Texas Eastern Transmission LP	7.000%	7/15/32	5,850	7,256
Total Capital Canada Ltd.	2.750%	7/15/23	23,140	22,512
Total Capital International SA	2.100%	6/19/19	16,268	16,149
Total Capital International SA	2.750%	6/19/21	26,558	26,328
Total Capital International SA	2.875%	2/17/22	6,415	6,367
Total Capital International SA	2.700%	1/25/23	8,950	8,743
Total Capital International SA	3.700%	1/15/24	20,575	21,001
Total Capital International SA	3.750%	4/10/24	3,485	3,548
Total Capital SA	4.450%	6/24/20	12,854	13,273

Total Capital SA	4.125%	1/28/21	8,556	8,815
TransCanada PipeLines Ltd.	2.125%	11/15/19	17,100	16,914
TransCanada PipeLines Ltd.	3.800%	10/1/20	15,255	15,529
TransCanada PipeLines Ltd.	2.500%	8/1/22	11,855	11,501
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,700	1,730
TransCanada PipeLines Ltd.	4.875%	1/15/26	18,277	19,738
TransCanada PipeLines Ltd.	4.625%	3/1/34	8,886	9,400
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,755	3,157
TransCanada PipeLines Ltd.	5.850%	3/15/36	14,640	17,266
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,434	20,149
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,786	7,841
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,613	2,260
TransCanada PipeLines Ltd.	5.000%	10/16/43	16,550	18,131
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,265	8,918
9 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,400	5,268
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	618	683
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	650	623
9 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	4,000	3,864
Valero Energy Corp.	6.125%	2/1/20	6,745	7,110
Valero Energy Corp.	3.650%	3/15/25	834	827
Valero Energy Corp.	3.400%	9/15/26	15,930	15,246
Valero Energy Corp.	7.500%	4/15/32	10,621	13,660
Valero Energy Corp.	6.625%	6/15/37	10,403	13,108
Valero Energy Corp.	4.900%	3/15/45	12,435	13,157
Valero Energy Partners LP	4.375%	12/15/26	5,592	5,552
Valero Energy Partners LP	4.500%	3/15/28	4,050	4,075
Western Gas Partners LP	5.375%	6/1/21	4,957	5,176
Western Gas Partners LP	4.000%	7/1/22	250	251
Western Gas Partners LP	4.650%	7/1/26	2,400	2,437
Western Gas Partners LP	4.500%	3/1/28	2,400	2,407
Western Gas Partners LP	5.450%	4/1/44	7,400	7,395
Western Gas Partners LP	5.300%	3/1/48	13,200	13,073
Williams Partners LP	5.250%	3/15/20	7,398	7,670
Williams Partners LP	4.000%	11/15/21	4,450	4,497
Williams Partners LP	3.600%	3/15/22	40,785	40,586
Williams Partners LP	3.350%	8/15/22	10,525	10,322
Williams Partners LP	4.500%	11/15/23	4,100	4,205
Williams Partners LP	4.300%	3/4/24	15,023	15,168
Williams Partners LP	3.900%	1/15/25	14,971	14,687
Williams Partners LP	4.000%	9/15/25	7,975	7,847
Williams Partners LP	3.750%	6/15/27	20,124	19,240
Williams Partners LP	6.300%	4/15/40	4,215	4,834
Williams Partners LP	5.800%	11/15/43	14,705	16,145
Williams Partners LP	5.400%	3/4/44	3,500	3,650
Williams Partners LP	4.900%	1/15/45	1,520	1,495
Williams Partners LP	5.100%	9/15/45	14,475	14,669
Williams Partners LP	4.850%	3/1/48	6,500	6,424

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	500	548
California Institute of Technology GO	4.700%	11/1/11	11,300	12,139
CBRE Services Inc.	5.250%	3/15/25	4,975	5,317
CBRE Services Inc.	4.875%	3/1/26	12,255	12,854
Cintas Corp. No 2	2.900%	4/1/22	4,625	4,566
Cintas Corp. No 2	3.250%	6/1/22	3,965	3,932
Cintas Corp. No 2	3.700%	4/1/27	10,805	10,761
Fluor Corp.	3.375%	9/15/21	2,170	2,190

Fluor Corp.	3.500%	12/15/24	10,079	10,053
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	4,025	4,116
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	7,975	8,393
Massachusetts Institute of Technology GO	5.600%	7/1/11	10,671	13,994
Massachusetts Institute of Technology GO	4.678%	7/1/14	5,575	6,155
Massachusetts Institute of Technology GO	3.885%	7/1/16	6,950	6,378
4 Northwestern University Illinois GO	4.643%	12/1/44	6,125	7,116
4 Northwestern University Illinois GO	3.662%	12/1/57	3,000	2,910
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	2,500	2,496
9 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	100	141
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	2,660	2,428
4 Rice University Texas GO	3.574%	5/15/45	15,760	15,412
Stanford University California GO	3.647%	5/1/48	5,019	4,998
University of Notre Dame du Lac Indiana
GO	3.394%	2/15/48	4,275	4,138
4 University of Notre Dame du Lac Indiana
GO	3.438%	2/15/45	7,000	6,819
University of Pennsylvania GO	4.674%	9/1/12	10,350	11,083
4 University of Southern California GO	3.028%	10/1/39	9,400	8,540
4 University of Southern California GO	3.841%	10/1/47	12,700	13,037
Yale University Connecticut GO	2.086%	4/15/19	7,865	7,841

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	9,420	9,754
Adobe Systems Inc.	3.250%	2/1/25	10,925	10,856
Alphabet Inc.	3.625%	5/19/21	13,175	13,545
Altera Corp.	4.100%	11/15/23	7,030	7,344
Amphenol Corp.	2.200%	4/1/20	3,950	3,891
Amphenol Corp.	4.000%	2/1/22	490	498
Amphenol Corp.	3.200%	4/1/24	3,650	3,543
Analog Devices Inc.	2.850%	3/12/20	5,470	5,462
Analog Devices Inc.	2.500%	12/5/21	5,375	5,236
Analog Devices Inc.	2.875%	6/1/23	12,650	12,277
Analog Devices Inc.	3.125%	12/5/23	8,916	8,743
Analog Devices Inc.	3.500%	12/5/26	10,075	9,814
Apple Inc.	2.100%	5/6/19	20,130	20,077
Apple Inc.	1.100%	8/2/19	18,175	17,871
Apple Inc.	1.500%	9/12/19	11,025	10,890
Apple Inc.	1.800%	11/13/19	11,300	11,192
Apple Inc.	1.550%	2/7/20	13,242	12,999
Apple Inc.	1.900%	2/7/20	7,925	7,829
Apple Inc.	2.000%	5/6/20	7,365	7,276
Apple Inc.	1.800%	5/11/20	9,375	9,227
Apple Inc.	2.000%	11/13/20	13,350	13,114
Apple Inc.	2.250%	2/23/21	33,381	32,882
Apple Inc.	2.850%	5/6/21	62,390	62,387
Apple Inc.	1.550%	8/4/21	19,600	18,800
Apple Inc.	2.150%	2/9/22	18,545	18,019
Apple Inc.	2.500%	2/9/22	22,320	21,970
Apple Inc.	2.300%	5/11/22	14,205	13,843
Apple Inc.	2.700%	5/13/22	27,884	27,590
Apple Inc.	2.400%	1/13/23	6,750	6,543
Apple Inc.	2.850%	2/23/23	16,053	15,898
Apple Inc.	2.400%	5/3/23	58,584	56,658

Apple Inc.	3.000%	2/9/24	7,607	7,501
Apple Inc.	3.450%	5/6/24	18,632	18,760
Apple Inc.	2.850%	5/11/24	24,365	23,745
Apple Inc.	2.750%	1/13/25	12,700	12,193
Apple Inc.	2.500%	2/9/25	17,792	16,838
Apple Inc.	3.200%	5/13/25	14,810	14,621
Apple Inc.	3.250%	2/23/26	51,523	50,699
Apple Inc.	2.450%	8/4/26	22,238	20,572
Apple Inc.	3.350%	2/9/27	24,140	23,823
Apple Inc.	3.200%	5/11/27	22,210	21,688
Apple Inc.	2.900%	9/12/27	21,803	20,702
Apple Inc.	3.000%	11/13/27	15,600	14,927
Apple Inc.	4.500%	2/23/36	13,910	15,223
Apple Inc.	3.850%	5/4/43	35,050	34,442
Apple Inc.	4.450%	5/6/44	13,150	14,037
Apple Inc.	3.450%	2/9/45	12,274	11,264
Apple Inc.	4.375%	5/13/45	17,465	18,365
Apple Inc.	4.650%	2/23/46	56,976	62,559
Apple Inc.	3.850%	8/4/46	31,350	30,454
Apple Inc.	4.250%	2/9/47	3,850	3,987
Apple Inc.	3.750%	9/12/47	9,250	8,868
Apple Inc.	3.750%	11/13/47	14,450	13,851
Applied Materials Inc.	2.625%	10/1/20	5,900	5,872
Applied Materials Inc.	4.300%	6/15/21	8,037	8,343
Applied Materials Inc.	3.900%	10/1/25	17,050	17,504
Applied Materials Inc.	3.300%	4/1/27	9,725	9,551
Applied Materials Inc.	5.100%	10/1/35	5,223	6,001
Applied Materials Inc.	5.850%	6/15/41	6,561	8,228
Applied Materials Inc.	4.350%	4/1/47	10,375	11,004
Arrow Electronics Inc.	3.500%	4/1/22	4,350	4,303
Arrow Electronics Inc.	4.500%	3/1/23	2,154	2,212
Arrow Electronics Inc.	3.250%	9/8/24	5,525	5,285
Arrow Electronics Inc.	4.000%	4/1/25	3,960	3,902
Arrow Electronics Inc.	3.875%	1/12/28	5,600	5,384
Autodesk Inc.	3.125%	6/15/20	2,500	2,507
Autodesk Inc.	3.600%	12/15/22	1,675	1,676
Autodesk Inc.	4.375%	6/15/25	3,900	3,997
Autodesk Inc.	3.500%	6/15/27	5,110	4,875
Avnet Inc.	5.875%	6/15/20	45	47
Avnet Inc.	3.750%	12/1/21	1,950	1,950
Avnet Inc.	4.875%	12/1/22	6,850	7,101
Avnet Inc.	4.625%	4/15/26	6,605	6,601
Baidu Inc.	2.750%	6/9/19	11,275	11,236
Baidu Inc.	2.875%	7/6/22	10,000	9,700
Baidu Inc.	3.500%	11/28/22	8,325	8,277
Baidu Inc.	3.875%	9/29/23	10,500	10,506
Baidu Inc.	3.625%	7/6/27	8,925	8,499
Baidu Inc.	4.375%	3/29/28	5,000	5,025
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	29,650	29,241
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	9,325	9,049
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	38,440	37,665
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	13,900	13,238

Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	27,605	27,111
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	15,150	14,261
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	51,960	50,307
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	13,621	12,794
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,425	2,479
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,400	4,221
CA Inc.	5.375%	12/1/19	3,775	3,915
CA Inc.	3.600%	8/1/20	6,400	6,450
CA Inc.	4.700%	3/15/27	4,340	4,412
Cadence Design Systems Inc.	4.375%	10/15/24	975	1,008
Cisco Systems Inc.	1.400%	9/20/19	695	685
Cisco Systems Inc.	4.450%	1/15/20	31,904	32,899
Cisco Systems Inc.	2.450%	6/15/20	16,012	15,911
Cisco Systems Inc.	2.200%	2/28/21	52,103	51,155
Cisco Systems Inc.	2.900%	3/4/21	2,150	2,156
Cisco Systems Inc.	1.850%	9/20/21	7,970	7,686
Cisco Systems Inc.	3.000%	6/15/22	57	57
Cisco Systems Inc.	2.600%	2/28/23	2,650	2,585
Cisco Systems Inc.	2.200%	9/20/23	7,550	7,187
Cisco Systems Inc.	3.625%	3/4/24	9,050	9,239
Cisco Systems Inc.	2.950%	2/28/26	1,155	1,116
Cisco Systems Inc.	2.500%	9/20/26	8,800	8,207
Cisco Systems Inc.	5.900%	2/15/39	31,551	40,985
Cisco Systems Inc.	5.500%	1/15/40	13,424	16,739
Citrix Systems Inc.	4.500%	12/1/27	8,325	8,242
Corning Inc.	6.625%	5/15/19	3,860	4,020
Corning Inc.	4.250%	8/15/20	7,474	7,664
Corning Inc.	2.900%	5/15/22	3,675	3,607
Corning Inc.	5.750%	8/15/40	4,731	5,645
Corning Inc.	4.375%	11/15/57	11,725	10,878
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	60,770	64,346
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	39,165	39,401
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	49,074	50,336
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	48,999	52,550
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	16,678	20,273
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	22,560	28,498
DXC Technology Co.	2.875%	3/27/20	5,535	5,505
DXC Technology Co.	4.250%	4/15/24	12,570	12,863
DXC Technology Co.	4.750%	4/15/27	10,450	10,828
DXC Technology Co.	7.450%	10/15/29	1,950	2,430
Equifax Inc.	2.300%	6/1/21	10,500	10,177
Equifax Inc.	3.300%	12/15/22	2,000	1,982
Fidelity National Information Services Inc.	3.625%	10/15/20	19,031	19,274
Fidelity National Information Services Inc.	2.250%	8/15/21	9,850	9,522
Fidelity National Information Services Inc.	4.500%	10/15/22	3,000	3,133
Fidelity National Information Services Inc.	3.500%	4/15/23	8,131	8,107
Fidelity National Information Services Inc.	3.875%	6/5/24	1,043	1,053
Fidelity National Information Services Inc.	5.000%	10/15/25	6,258	6,673

Fidelity National Information Services Inc.	3.000%	8/15/26	23,350	21,745
Fidelity National Information Services Inc.	4.500%	8/15/46	6,556	6,504
Fiserv Inc.	2.700%	6/1/20	9,132	9,091
Fiserv Inc.	4.750%	6/15/21	675	707
Fiserv Inc.	3.500%	10/1/22	9,291	9,332
Fiserv Inc.	3.850%	6/1/25	11,494	11,606
Flex Ltd.	4.625%	2/15/20	5,340	5,469
Flex Ltd.	5.000%	2/15/23	7,820	8,207
Hewlett Packard Enterprise Co.	3.600%	10/15/20	43,235	43,646
Hewlett Packard Enterprise Co.	4.400%	10/15/22	22,080	22,865
Hewlett Packard Enterprise Co.	4.900%	10/15/25	27,365	28,388
Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,413	6,862
Hewlett Packard Enterprise Co.	6.350%	10/15/45	20,846	22,175
HP Inc.	3.750%	12/1/20	1,149	1,164
HP Inc.	6.000%	9/15/41	9,040	9,607
IBM Credit LLC	1.625%	9/6/19	15,225	15,049
IBM Credit LLC	1.800%	1/20/21	7,695	7,477
IBM Credit LLC	2.650%	2/5/21	18,500	18,409
IBM Credit LLC	2.200%	9/8/22	7,850	7,530
IBM Credit LLC	3.000%	2/6/23	12,700	12,556
Intel Corp.	1.850%	5/11/20	6,275	6,167
Intel Corp.	2.450%	7/29/20	23,387	23,237
Intel Corp.	1.700%	5/19/21	5,500	5,310
Intel Corp.	3.300%	10/1/21	15,976	16,229
Intel Corp.	2.350%	5/11/22	7,875	7,692
Intel Corp.	3.100%	7/29/22	14,000	14,054
Intel Corp.	2.700%	12/15/22	13,963	13,742
Intel Corp.	2.875%	5/11/24	12,675	12,359
Intel Corp.	3.700%	7/29/25	19,521	19,893
Intel Corp.	2.600%	5/19/26	5,913	5,554
Intel Corp.	3.150%	5/11/27	8,680	8,469
Intel Corp.	4.000%	12/15/32	6,275	6,470
Intel Corp.	4.800%	10/1/41	7,782	8,886
Intel Corp.	4.900%	7/29/45	250	286
Intel Corp.	4.100%	5/19/46	13,475	13,779
Intel Corp.	4.100%	5/11/47	9,565	9,733
9 Intel Corp.	3.734%	12/8/47	39,544	38,238
International Business Machines Corp.	1.875%	5/15/19	2,090	2,079
International Business Machines Corp.	1.800%	5/17/19	3,345	3,317
International Business Machines Corp.	8.375%	11/1/19	5,091	5,554
International Business Machines Corp.	1.900%	1/27/20	15,700	15,469
International Business Machines Corp.	1.625%	5/15/20	2,400	2,344
International Business Machines Corp.	2.250%	2/19/21	15,250	14,969
International Business Machines Corp.	2.500%	1/27/22	9,440	9,256
International Business Machines Corp.	1.875%	8/1/22	3,300	3,133
International Business Machines Corp.	2.875%	11/9/22	21,935	21,592
International Business Machines Corp.	3.375%	8/1/23	14,275	14,352
International Business Machines Corp.	3.625%	2/12/24	21,825	22,148
International Business Machines Corp.	7.000%	10/30/25	3,815	4,687
International Business Machines Corp.	3.450%	2/19/26	7,572	7,544
International Business Machines Corp.	3.300%	1/27/27	5,400	5,325
International Business Machines Corp.	6.220%	8/1/27	5,550	6,711
International Business Machines Corp.	6.500%	1/15/28	620	765
International Business Machines Corp.	5.600%	11/30/39	9,255	11,433
International Business Machines Corp.	4.000%	6/20/42	13,102	13,204
International Business Machines Corp.	4.700%	2/19/46	7,468	8,383
Jabil Inc.	5.625%	12/15/20	2,200	2,322

Jabil Inc.	4.700%	9/15/22	500	517
Jabil Inc.	3.950%	1/12/28	6,725	6,469
Juniper Networks Inc.	3.300%	6/15/20	3,950	3,951
Juniper Networks Inc.	4.600%	3/15/21	3,880	4,013
Juniper Networks Inc.	4.500%	3/15/24	2,150	2,197
Juniper Networks Inc.	4.350%	6/15/25	4,000	4,016
Juniper Networks Inc.	5.950%	3/15/41	4,521	4,690
Keysight Technologies Inc.	3.300%	10/30/19	4,540	4,547
Keysight Technologies Inc.	4.550%	10/30/24	6,075	6,290
Keysight Technologies Inc.	4.600%	4/6/27	7,500	7,642
KLA-Tencor Corp.	4.125%	11/1/21	10,535	10,789
KLA-Tencor Corp.	4.650%	11/1/24	14,604	15,196
Lam Research Corp.	2.750%	3/15/20	5,165	5,148
Lam Research Corp.	2.800%	6/15/21	8,475	8,362
Lam Research Corp.	3.800%	3/15/25	5,000	5,038
Maxim Integrated Products Inc.	3.375%	3/15/23	5,200	5,144
Maxim Integrated Products Inc.	3.450%	6/15/27	7,400	7,182
Microsoft Corp.	4.200%	6/1/19	9,520	9,723
Microsoft Corp.	1.100%	8/8/19	33,494	32,930
Microsoft Corp.	1.850%	2/6/20	15,467	15,299
Microsoft Corp.	1.850%	2/12/20	14,990	14,845
Microsoft Corp.	3.000%	10/1/20	8,505	8,581
Microsoft Corp.	2.000%	11/3/20	49,393	48,564
Microsoft Corp.	4.000%	2/8/21	5,025	5,197
Microsoft Corp.	1.550%	8/8/21	31,845	30,550
Microsoft Corp.	2.400%	2/6/22	21,400	21,010
Microsoft Corp.	2.375%	2/12/22	18,725	18,359
Microsoft Corp.	2.650%	11/3/22	13,930	13,750
Microsoft Corp.	2.125%	11/15/22	3,573	3,446
Microsoft Corp.	2.375%	5/1/23	4,110	3,985
Microsoft Corp.	2.000%	8/8/23	18,350	17,394
Microsoft Corp.	3.625%	12/15/23	3,340	3,428
Microsoft Corp.	2.875%	2/6/24	24,325	23,863
Microsoft Corp.	2.700%	2/12/25	9,669	9,354
Microsoft Corp.	3.125%	11/3/25	36,517	36,010
Microsoft Corp.	2.400%	8/8/26	46,551	43,181
Microsoft Corp.	3.300%	2/6/27	44,800	44,414
Microsoft Corp.	3.500%	2/12/35	17,543	17,214
Microsoft Corp.	4.200%	11/3/35	7,110	7,586
Microsoft Corp.	3.450%	8/8/36	34,327	33,416
Microsoft Corp.	4.100%	2/6/37	28,355	30,004
Microsoft Corp.	5.200%	6/1/39	2,141	2,571
Microsoft Corp.	4.500%	10/1/40	6,382	7,044
Microsoft Corp.	5.300%	2/8/41	5,988	7,320
Microsoft Corp.	3.500%	11/15/42	12,625	12,043
Microsoft Corp.	3.750%	5/1/43	5,906	5,840
Microsoft Corp.	4.875%	12/15/43	7,512	8,708
Microsoft Corp.	3.750%	2/12/45	21,975	21,792
Microsoft Corp.	4.450%	11/3/45	35,180	38,749
Microsoft Corp.	3.700%	8/8/46	53,865	53,030
Microsoft Corp.	4.250%	2/6/47	35,730	38,273
Microsoft Corp.	4.000%	2/12/55	26,355	26,509
Microsoft Corp.	4.750%	11/3/55	11,005	12,533
Microsoft Corp.	3.950%	8/8/56	14,770	14,569
Microsoft Corp.	4.500%	2/6/57	22,370	24,567
Motorola Solutions Inc.	3.500%	9/1/21	125	125
Motorola Solutions Inc.	3.750%	5/15/22	8,137	8,120

Motorola Solutions Inc.	3.500%	3/1/23	8,375	8,221
Motorola Solutions Inc.	4.000%	9/1/24	6,651	6,605
Motorola Solutions Inc.	4.600%	2/23/28	8,500	8,551
Motorola Solutions Inc.	5.500%	9/1/44	4,428	4,443
NetApp Inc.	2.000%	9/27/19	8,000	7,906
NetApp Inc.	3.300%	9/29/24	4,450	4,310
NVIDIA Corp.	2.200%	9/16/21	11,100	10,825
NVIDIA Corp.	3.200%	9/16/26	11,850	11,420
Oracle Corp.	5.000%	7/8/19	18,524	19,120
Oracle Corp.	2.250%	10/8/19	17,123	17,036
Oracle Corp.	3.875%	7/15/20	13,290	13,628
Oracle Corp.	2.800%	7/8/21	12,480	12,410
Oracle Corp.	1.900%	9/15/21	67,463	65,131
Oracle Corp.	2.500%	5/15/22	16,170	15,752
Oracle Corp.	2.500%	10/15/22	13,258	12,916
Oracle Corp.	2.625%	2/15/23	13,000	12,679
Oracle Corp.	3.625%	7/15/23	565	576
Oracle Corp.	2.400%	9/15/23	26,937	25,784
Oracle Corp.	3.400%	7/8/24	36,835	36,826
Oracle Corp.	2.950%	11/15/24	24,320	23,614
Oracle Corp.	2.950%	5/15/25	27,963	27,046
Oracle Corp.	2.650%	7/15/26	32,700	30,506
Oracle Corp.	3.250%	11/15/27	28,911	28,178
Oracle Corp.	3.250%	5/15/30	5,170	4,987
Oracle Corp.	4.300%	7/8/34	18,670	19,563
Oracle Corp.	3.900%	5/15/35	13,847	13,779
Oracle Corp.	3.850%	7/15/36	23,525	23,251
Oracle Corp.	3.800%	11/15/37	19,124	18,761
Oracle Corp.	6.500%	4/15/38	6,970	9,241
Oracle Corp.	6.125%	7/8/39	7,903	10,191
Oracle Corp.	5.375%	7/15/40	30,798	36,599
Oracle Corp.	4.500%	7/8/44	10,635	11,315
Oracle Corp.	4.125%	5/15/45	22,725	22,818
Oracle Corp.	4.000%	7/15/46	29,985	29,437
Oracle Corp.	4.000%	11/15/47	24,550	24,174
Oracle Corp.	4.375%	5/15/55	13,377	13,867
Pitney Bowes Inc.	3.625%	10/1/21	11,975	11,412
Pitney Bowes Inc.	4.700%	4/1/23	9,420	8,850
QUALCOMM Inc.	1.850%	5/20/19	13,599	13,499
QUALCOMM Inc.	2.100%	5/20/20	15,065	14,889
QUALCOMM Inc.	2.250%	5/20/20	10,250	10,099
QUALCOMM Inc.	3.000%	5/20/22	21,125	20,806
QUALCOMM Inc.	2.600%	1/30/23	21,725	20,757
QUALCOMM Inc.	2.900%	5/20/24	17,370	16,601
QUALCOMM Inc.	3.450%	5/20/25	22,583	22,019
QUALCOMM Inc.	3.250%	5/20/27	22,300	21,189
QUALCOMM Inc.	4.650%	5/20/35	11,172	11,574
QUALCOMM Inc.	4.800%	5/20/45	15,662	16,294
QUALCOMM Inc.	4.300%	5/20/47	17,900	17,210
9 Seagate HDD Cayman	4.250%	3/1/22	3,250	3,209
Seagate HDD Cayman	4.750%	6/1/23	10,000	10,000
9 Seagate HDD Cayman	4.875%	3/1/24	4,975	4,913
Seagate HDD Cayman	4.750%	1/1/25	10,053	9,777
Seagate HDD Cayman	4.875%	6/1/27	7,375	6,969
Seagate HDD Cayman	5.750%	12/1/34	5,175	4,916
Tech Data Corp.	3.700%	2/15/22	7,575	7,474
Tech Data Corp.	4.950%	2/15/27	6,900	6,927

Texas Instruments Inc.	1.650%	8/3/19	9,490	9,373
Texas Instruments Inc.	2.750%	3/12/21	6,375	6,353
Texas Instruments Inc.	1.850%	5/15/22	5,500	5,262
Texas Instruments Inc.	2.625%	5/15/24	3,475	3,351
Texas Instruments Inc.	2.900%	11/3/27	8,625	8,177
Total System Services Inc.	3.800%	4/1/21	8,420	8,507
Total System Services Inc.	3.750%	6/1/23	4,098	4,080
Total System Services Inc.	4.800%	4/1/26	19,700	20,573
Trimble Navigation Ltd.	4.750%	12/1/24	3,800	3,980
Tyco Electronics Group SA	2.350%	8/1/19	3,926	3,894
Tyco Electronics Group SA	3.500%	2/3/22	2,200	2,223
Tyco Electronics Group SA	3.450%	8/1/24	5,050	5,040
Tyco Electronics Group SA	3.700%	2/15/26	1,000	998
Tyco Electronics Group SA	3.125%	8/15/27	11,650	11,159
Tyco Electronics Group SA	7.125%	10/1/37	9,600	13,257
Verisk Analytics Inc.	5.800%	5/1/21	3,900	4,185
Verisk Analytics Inc.	4.125%	9/12/22	5,339	5,496
Verisk Analytics Inc.	4.000%	6/15/25	9,175	9,184
Verisk Analytics Inc.	5.500%	6/15/45	9,000	9,893
VMware Inc.	2.300%	8/21/20	13,845	13,469
VMware Inc.	2.950%	8/21/22	17,375	16,713
VMware Inc.	3.900%	8/21/27	13,750	13,060
Xerox Corp.	5.625%	12/15/19	5,875	6,089
Xerox Corp.	2.800%	5/15/20	4,300	4,253
Xerox Corp.	2.750%	9/1/20	2,950	2,892
Xerox Corp.	4.070%	3/17/22	3,300	3,295
Xerox Corp.	3.625%	3/15/23	12,785	12,479
Xerox Corp.	6.750%	12/15/39	1,975	2,099
Xilinx Inc.	3.000%	3/15/21	10,700	10,637
Xilinx Inc.	2.950%	6/1/24	7,360	7,045

Transportation (0.6%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	730	759
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	942	948
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	6,944	7,217
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	3,032	2,995
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	2,570	2,488
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,986	1,951
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	969	957
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	3,132	3,157
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	6,033	5,947
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	9,196	9,005
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	13,651	13,112
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	2,237	2,132

4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	8,946	8,479
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,787	2,757
4 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,401	1,439
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	2,000	1,925
Burlington Northern Santa Fe LLC	4.700%	10/1/19	350	360
Burlington Northern Santa Fe LLC	3.600%	9/1/20	5,800	5,881
Burlington Northern Santa Fe LLC	4.100%	6/1/21	700	722
Burlington Northern Santa Fe LLC	3.450%	9/15/21	9,300	9,420
Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,490	2,488
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,321	6,315
Burlington Northern Santa Fe LLC	3.000%	3/15/23	7,666	7,602
Burlington Northern Santa Fe LLC	3.850%	9/1/23	5,351	5,500
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,712	5,819
Burlington Northern Santa Fe LLC	3.400%	9/1/24	5,690	5,685
Burlington Northern Santa Fe LLC	3.000%	4/1/25	17,685	17,180
Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,263	6,331
Burlington Northern Santa Fe LLC	7.000%	12/15/25	986	1,206
Burlington Northern Santa Fe LLC	3.250%	6/15/27	5,125	5,039
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,300	4,230
Burlington Northern Santa Fe LLC	6.150%	5/1/37	2,677	3,409
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,920	10,963
Burlington Northern Santa Fe LLC	5.050%	3/1/41	6,535	7,394
Burlington Northern Santa Fe LLC	5.400%	6/1/41	8,140	9,677
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,350	4,850
Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,433	6,750
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,176	10,645
Burlington Northern Santa Fe LLC	4.450%	3/15/43	13,275	13,941
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,425	8,539
Burlington Northern Santa Fe LLC	4.900%	4/1/44	6,981	7,803
Burlington Northern Santa Fe LLC	4.550%	9/1/44	9,057	9,716
Burlington Northern Santa Fe LLC	4.150%	4/1/45	4,369	4,451
Burlington Northern Santa Fe LLC	4.700%	9/1/45	7,490	8,204
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,178	8,033
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,485	11,798
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,500	5,515
Canadian National Railway Co.	2.400%	2/3/20	9,500	9,473
Canadian National Railway Co.	2.850%	12/15/21	2,410	2,401
Canadian National Railway Co.	2.950%	11/21/24	1,540	1,515
Canadian National Railway Co.	2.750%	3/1/26	8,692	8,272
Canadian National Railway Co.	6.900%	7/15/28	3,550	4,506
Canadian National Railway Co.	6.250%	8/1/34	1,225	1,580
Canadian National Railway Co.	6.200%	6/1/36	3,118	4,028
Canadian National Railway Co.	6.375%	11/15/37	2,568	3,432
Canadian National Railway Co.	3.200%	8/2/46	1,850	1,648
Canadian National Railway Co.	3.650%	2/3/48	10,850	10,420
Canadian Pacific Railway Co.	7.250%	5/15/19	5,639	5,917
Canadian Pacific Railway Co.	9.450%	8/1/21	1,000	1,187
Canadian Pacific Railway Co.	4.500%	1/15/22	8,500	8,843
Canadian Pacific Railway Co.	4.450%	3/15/23	6,303	6,566
Canadian Pacific Railway Co.	2.900%	2/1/25	7,022	6,723
Canadian Pacific Railway Co.	7.125%	10/15/31	2,910	3,788
Canadian Pacific Railway Co.	5.750%	3/15/33	375	429
Canadian Pacific Railway Co.	4.800%	9/15/35	725	797

Canadian Pacific Railway Co.	5.950%	5/15/37	14,759	18,319
Canadian Pacific Railway Co.	5.750%	1/15/42	13,430	16,392
Canadian Pacific Railway Co.	4.800%	8/1/45	1,025	1,147
Canadian Pacific Railway Co.	6.125%	9/15/15	3,585	4,487
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	2,706	2,883
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	2,851	3,011
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,034	2,088
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	3,165	3,211
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	1,075	1,085
CSX Corp.	3.700%	10/30/20	1,155	1,176
CSX Corp.	4.250%	6/1/21	4,365	4,503
CSX Corp.	3.700%	11/1/23	5,500	5,571
CSX Corp.	3.350%	11/1/25	10,115	9,867
CSX Corp.	2.600%	11/1/26	5,500	5,016
CSX Corp.	3.250%	6/1/27	10,869	10,358
CSX Corp.	3.800%	3/1/28	9,050	8,997
CSX Corp.	6.000%	10/1/36	6,469	7,876
CSX Corp.	6.150%	5/1/37	2,822	3,482
CSX Corp.	6.220%	4/30/40	8,185	10,267
CSX Corp.	5.500%	4/15/41	8,667	9,963
CSX Corp.	4.750%	5/30/42	4,705	4,995
CSX Corp.	4.400%	3/1/43	237	237
CSX Corp.	4.100%	3/15/44	7,100	6,840
CSX Corp.	3.800%	11/1/46	4,475	4,125
CSX Corp.	4.300%	3/1/48	8,000	7,954
CSX Corp.	3.950%	5/1/50	4,665	4,287
CSX Corp.	4.500%	8/1/54	125	123
CSX Corp.	4.250%	11/1/66	8,370	7,528
CSX Corp.	4.650%	3/1/68	8,625	8,405
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	3,917	4,334
4 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	2,475	2,619
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	1,272	1,288
4 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	537	549
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	3,525	3,491
Delta Air Lines Inc.	2.875%	3/13/20	9,900	9,828
Delta Air Lines Inc.	2.600%	12/4/20	6,700	6,560
Delta Air Lines Inc.	3.625%	3/15/22	9,975	9,928
FedEx Corp.	2.300%	2/1/20	4,000	3,961
FedEx Corp.	2.625%	8/1/22	5,665	5,533
FedEx Corp.	4.000%	1/15/24	5,906	6,102
FedEx Corp.	3.200%	2/1/25	5,914	5,760
FedEx Corp.	3.250%	4/1/26	7,295	7,063
FedEx Corp.	3.300%	3/15/27	5,725	5,550
FedEx Corp.	3.400%	2/15/28	4,340	4,179
FedEx Corp.	4.900%	1/15/34	402	432
FedEx Corp.	3.900%	2/1/35	5,416	5,231
FedEx Corp.	3.875%	8/1/42	2,245	2,065

FedEx Corp.	4.100%	4/15/43	4,760	4,562
FedEx Corp.	5.100%	1/15/44	5,770	6,272
FedEx Corp.	4.100%	2/1/45	1,100	1,038
FedEx Corp.	4.750%	11/15/45	18,660	19,228
FedEx Corp.	4.550%	4/1/46	13,875	13,952
FedEx Corp.	4.400%	1/15/47	7,800	7,679
FedEx Corp.	4.050%	2/15/48	16,600	15,443
FedEx Corp.	4.500%	2/1/65	1,124	1,035
JB Hunt Transport Services Inc.	3.300%	8/15/22	4,300	4,270
Kansas City Southern	3.000%	5/15/23	6,105	5,917
Kansas City Southern	4.300%	5/15/43	5,190	5,077
Kansas City Southern	4.950%	8/15/45	9,700	10,528
Kirby Corp.	4.200%	3/1/28	5,400	5,402
4 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	2,634	2,614
Norfolk Southern Corp.	5.900%	6/15/19	9,050	9,371
Norfolk Southern Corp.	3.250%	12/1/21	5,400	5,416
Norfolk Southern Corp.	3.000%	4/1/22	5,673	5,640
Norfolk Southern Corp.	2.903%	2/15/23	3,818	3,763
Norfolk Southern Corp.	3.850%	1/15/24	1,500	1,520
Norfolk Southern Corp.	5.590%	5/17/25	2,302	2,532
Norfolk Southern Corp.	2.900%	6/15/26	330	312
Norfolk Southern Corp.	7.800%	5/15/27	2,700	3,479
Norfolk Southern Corp.	7.050%	5/1/37	2,000	2,780
Norfolk Southern Corp.	4.837%	10/1/41	19,836	21,541
Norfolk Southern Corp.	3.950%	10/1/42	453	438
Norfolk Southern Corp.	4.450%	6/15/45	3,975	4,106
Norfolk Southern Corp.	4.650%	1/15/46	6,210	6,575
9 Norfolk Southern Corp.	4.050%	8/15/52	17,978	17,289
Norfolk Southern Corp.	6.000%	3/15/05	972	1,119
Norfolk Southern Railway Co.	9.750%	6/15/20	1,559	1,782
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	584	615
Ryder System Inc.	2.550%	6/1/19	12,045	12,019
Ryder System Inc.	2.450%	9/3/19	3,770	3,755
Ryder System Inc.	2.500%	5/11/20	3,050	3,013
Ryder System Inc.	2.875%	9/1/20	3,575	3,550
Ryder System Inc.	3.400%	3/1/23	4,325	4,311
Southwest Airlines Co.	2.750%	11/6/19	3,650	3,643
Southwest Airlines Co.	2.650%	11/5/20	6,530	6,468
Southwest Airlines Co.	2.750%	11/16/22	1,000	981
Southwest Airlines Co.	3.000%	11/15/26	5,400	5,087
Southwest Airlines Co.	3.450%	11/16/27	3,550	3,466
4 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	1,032	1,101
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	4,036	4,059
Trinity Industries Inc.	4.550%	10/1/24	2,605	2,594
Union Pacific Corp.	1.800%	2/1/20	2,832	2,783
Union Pacific Corp.	2.250%	6/19/20	12,000	11,855
Union Pacific Corp.	4.000%	2/1/21	5,753	5,906
Union Pacific Corp.	4.163%	7/15/22	11,223	11,664
Union Pacific Corp.	2.750%	4/15/23	1,475	1,441
Union Pacific Corp.	3.646%	2/15/24	5,670	5,756
Union Pacific Corp.	3.750%	3/15/24	1,288	1,312
Union Pacific Corp.	3.250%	1/15/25	2,929	2,909
Union Pacific Corp.	3.250%	8/15/25	13,300	13,142

Union Pacific Corp.	2.750%	3/1/26	6,435	6,132
Union Pacific Corp.	3.375%	2/1/35	7,200	6,783
Union Pacific Corp.	3.600%	9/15/37	15,600	14,977
Union Pacific Corp.	4.250%	4/15/43	1,406	1,431
Union Pacific Corp.	4.821%	2/1/44	300	336
Union Pacific Corp.	4.150%	1/15/45	1,000	1,015
Union Pacific Corp.	4.050%	11/15/45	2,132	2,137
Union Pacific Corp.	3.350%	8/15/46	5,375	4,790
Union Pacific Corp.	3.799%	10/1/51	17,277	16,437
Union Pacific Corp.	3.875%	2/1/55	8,800	8,288
Union Pacific Corp.	4.375%	11/15/65	10,266	10,243
Union Pacific Corp.	4.100%	9/15/67	5,725	5,442
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	889	996
4 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	2,275	2,316
4 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	3,618	3,647
4 United Airlines 2014-2 Class A Pass
Through Trust	3.750%	3/3/28	1,265	1,257
4 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	2,880	2,871
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	7,072	6,932
4 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	3,992	3,872
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	36,476	35,341
4 United Airlines 2016-2 Class A Pass
Through Trust	3.100%	10/7/28	2,350	2,254
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	8,025	7,556
United Parcel Service Inc.	5.125%	4/1/19	14,536	14,887
United Parcel Service Inc.	3.125%	1/15/21	9,549	9,612
United Parcel Service Inc.	2.050%	4/1/21	13,750	13,432
United Parcel Service Inc.	2.350%	5/16/22	4,400	4,286
United Parcel Service Inc.	2.450%	10/1/22	7,615	7,398
United Parcel Service Inc.	2.500%	4/1/23	10,434	10,121
United Parcel Service Inc.	2.800%	11/15/24	25,530	24,558
United Parcel Service Inc.	2.400%	11/15/26	8,275	7,589
United Parcel Service Inc.	3.050%	11/15/27	19,375	18,589
United Parcel Service Inc.	6.200%	1/15/38	16,796	21,796
United Parcel Service Inc.	4.875%	11/15/40	4,842	5,441
United Parcel Service Inc.	3.625%	10/1/42	3,855	3,692
United Parcel Service Inc.	3.400%	11/15/46	3,165	2,866
United Parcel Service Inc.	3.750%	11/15/47	14,075	13,508
United Parcel Service of America Inc.	8.375%	4/1/20	110	122
United Parcel Service of America Inc.	8.375%	4/1/30	1,563	2,104
4 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	1,090	1,185
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	637	639
4 US Airways. 2012-2 Class A Pass Through
Trust	4.625%	12/3/26	643	663
				32,925,828

Utilities (1.9%)
Electric (1.7%)
AEP Texas Inc.	2.400%	10/1/22	4,100	3,938
AEP Texas Inc.	3.800%	10/1/47	4,450	4,219
AEP Transmission Co. LLC	3.100%	12/1/26	2,240	2,153
AEP Transmission Co. LLC	4.000%	12/1/46	3,665	3,653
9 AEP Transmission Co. LLC	3.750%	12/1/47	6,250	5,938
Alabama Power Co.	2.450%	3/30/22	7,800	7,607
Alabama Power Co.	3.550%	12/1/23	3,000	3,035
Alabama Power Co.	6.125%	5/15/38	275	347
Alabama Power Co.	6.000%	3/1/39	420	529
Alabama Power Co.	3.850%	12/1/42	1,650	1,627
Alabama Power Co.	4.150%	8/15/44	4,075	4,174
Alabama Power Co.	3.750%	3/1/45	4,030	3,897
Alabama Power Co.	4.300%	1/2/46	14,654	15,489
Alabama Power Co.	3.700%	12/1/47	6,500	6,185
Ameren Corp.	2.700%	11/15/20	10,325	10,202
Ameren Corp.	3.650%	2/15/26	4,140	4,047
Ameren Illinois Co.	2.700%	9/1/22	11,831	11,573
Ameren Illinois Co.	3.250%	3/1/25	1,335	1,320
Ameren Illinois Co.	4.150%	3/15/46	2,375	2,439
Ameren Illinois Co.	3.700%	12/1/47	6,425	6,173
American Electric Power Co. Inc.	2.150%	11/13/20	3,600	3,521
American Electric Power Co. Inc.	2.950%	12/15/22	5,331	5,229
American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,096
Appalachian Power Co.	4.600%	3/30/21	5,772	6,007
Appalachian Power Co.	3.400%	6/1/25	2,825	2,782
Appalachian Power Co.	3.300%	6/1/27	3,825	3,706
Appalachian Power Co.	7.000%	4/1/38	535	731
Appalachian Power Co.	4.450%	6/1/45	6,375	6,674
Arizona Public Service Co.	3.150%	5/15/25	3,500	3,444
Arizona Public Service Co.	4.500%	4/1/42	8,888	9,599
Arizona Public Service Co.	4.350%	11/15/45	1,150	1,216
Arizona Public Service Co.	3.750%	5/15/46	10,500	10,119
Avangrid Inc.	3.150%	12/1/24	7,245	7,018
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,988	2,012
Baltimore Gas & Electric Co.	3.350%	7/1/23	6,600	6,605
Baltimore Gas & Electric Co.	2.400%	8/15/26	4,000	3,671
Baltimore Gas & Electric Co.	6.350%	10/1/36	643	830
Baltimore Gas & Electric Co.	3.500%	8/15/46	9,805	8,916
Baltimore Gas & Electric Co.	3.750%	8/15/47	3,400	3,254
Berkshire Hathaway Energy Co.	2.400%	2/1/20	5,603	5,571
9 Berkshire Hathaway Energy Co.	2.375%	1/15/21	4,900	4,808
9 Berkshire Hathaway Energy Co.	2.800%	1/15/23	5,575	5,459
Berkshire Hathaway Energy Co.	3.750%	11/15/23	8,169	8,300
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,025	6,973
9 Berkshire Hathaway Energy Co.	3.250%	4/15/28	3,650	3,518
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,076	14,083
Berkshire Hathaway Energy Co.	5.950%	5/15/37	8,450	10,495
Berkshire Hathaway Energy Co.	6.500%	9/15/37	4,969	6,533
Berkshire Hathaway Energy Co.	5.150%	11/15/43	9,097	10,422
Berkshire Hathaway Energy Co.	4.500%	2/1/45	9,575	10,186
9 Berkshire Hathaway Energy Co.	3.800%	7/15/48	5,405	5,148
Black Hills Corp.	3.950%	1/15/26	2,700	2,721
Black Hills Corp.	3.150%	1/15/27	4,125	3,866
Black Hills Corp.	4.200%	9/15/46	5,750	5,601
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	2,575	2,483

CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,300	5,078
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,100	1,932
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	600	572
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	134
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	10,772	10,216
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,275	1,395
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	4,475	4,510
CenterPoint Energy Inc.	2.500%	9/1/22	6,675	6,467
Cleco Corporate Holdings LLC	3.743%	5/1/26	7,360	7,003
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,950	4,043
Cleveland Electric Illuminating Co.	5.500%	8/15/24	5,515	6,131
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,806	4,591
CMS Energy Corp.	8.750%	6/15/19	3,361	3,591
CMS Energy Corp.	6.250%	2/1/20	3,476	3,660
CMS Energy Corp.	5.050%	3/15/22	1,250	1,318
CMS Energy Corp.	3.000%	5/15/26	3,065	2,905
CMS Energy Corp.	3.450%	8/15/27	950	918
CMS Energy Corp.	4.875%	3/1/44	4,000	4,380
Commonwealth Edison Co.	4.000%	8/1/20	3,831	3,914
Commonwealth Edison Co.	3.400%	9/1/21	4,000	4,046
Commonwealth Edison Co.	2.550%	6/15/26	9,425	8,789
Commonwealth Edison Co.	2.950%	8/15/27	4,000	3,824
Commonwealth Edison Co.	5.900%	3/15/36	2,994	3,766
Commonwealth Edison Co.	6.450%	1/15/38	8,848	11,806
Commonwealth Edison Co.	3.800%	10/1/42	2,314	2,232
Commonwealth Edison Co.	4.600%	8/15/43	3,565	3,940
Commonwealth Edison Co.	4.700%	1/15/44	5,227	5,768
Commonwealth Edison Co.	3.700%	3/1/45	8,450	8,008
Commonwealth Edison Co.	4.350%	11/15/45	4,875	5,150
Commonwealth Edison Co.	3.650%	6/15/46	11,600	10,936
Commonwealth Edison Co.	3.750%	8/15/47	5,775	5,518
Commonwealth Edison Co.	4.000%	3/1/48	10,250	10,330
Connecticut Light & Power Co.	2.500%	1/15/23	6,940	6,713
Connecticut Light & Power Co.	3.200%	3/15/27	3,125	3,055
Connecticut Light & Power Co.	4.300%	4/15/44	4,975	5,265
Connecticut Light & Power Co.	4.150%	6/1/45	500	517
Connecticut Light & Power Co.	4.000%	4/1/48	7,045	7,188
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	13,090	13,596
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	2,250	2,322
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,650	3,553
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,475	7,568
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	4,644	5,724
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	2,845	3,589
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	500	644
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,080	1,475
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	428	513
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	6,550	8,189
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	2,545	2,507
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	21,045	22,147
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,200	9,813
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	8,770	8,477
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	7,650	7,486
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	4,737	5,178
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	3,255	3,323
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	3,625	3,503
Consolidated Edison Inc.	2.000%	3/15/20	4,600	4,516
Consolidated Edison Inc.	2.000%	5/15/21	5,000	4,822

Constellation Energy Group Inc.	5.150%	12/1/20	8,358	8,708
Consumers Energy Co.	6.700%	9/15/19	7,187	7,589
Consumers Energy Co.	2.850%	5/15/22	10,725	10,584
Consumers Energy Co.	3.375%	8/15/23	5,010	5,015
Consumers Energy Co.	3.950%	5/15/43	4,343	4,367
Consumers Energy Co.	3.250%	8/15/46	4,800	4,253
Consumers Energy Co.	3.950%	7/15/47	3,775	3,795
Delmarva Power & Light Co.	3.500%	11/15/23	3,525	3,555
Delmarva Power & Light Co.	4.150%	5/15/45	7,425	7,559
Dominion Energy Inc.	1.600%	8/15/19	1,200	1,183
Dominion Energy Inc.	5.200%	8/15/19	1,515	1,562
Dominion Energy Inc.	2.500%	12/1/19	5,288	5,244
Dominion Energy Inc.	2.579%	7/1/20	7,825	7,728
Dominion Energy Inc.	4.450%	3/15/21	9,113	9,382
Dominion Energy Inc.	2.750%	1/15/22	5,025	4,890
Dominion Energy Inc.	2.750%	9/15/22	50	48
Dominion Energy Inc.	3.625%	12/1/24	5,990	5,938
Dominion Energy Inc.	3.900%	10/1/25	8,915	8,896
Dominion Energy Inc.	6.300%	3/15/33	7,900	9,645
Dominion Energy Inc.	5.250%	8/1/33	803	909
Dominion Energy Inc.	5.950%	6/15/35	9,085	10,723
Dominion Energy Inc.	7.000%	6/15/38	4,407	5,824
Dominion Energy Inc.	4.900%	8/1/41	7,185	7,711
Dominion Energy Inc.	4.050%	9/15/42	6,700	6,439
Dominion Energy Inc.	4.700%	12/1/44	4,807	5,055
4 Dominion Energy Inc.	5.750%	10/1/54	4,125	4,362
DTE Electric Co.	3.450%	10/1/20	2,840	2,874
DTE Electric Co.	3.650%	3/15/24	8,150	8,346
DTE Electric Co.	3.375%	3/1/25	6,750	6,734
DTE Electric Co.	4.000%	4/1/43	6,400	6,471
DTE Electric Co.	4.300%	7/1/44	375	399
DTE Electric Co.	3.700%	3/15/45	5,374	5,179
DTE Electric Co.	3.700%	6/1/46	2,025	1,943
DTE Electric Co.	3.750%	8/15/47	6,050	5,903
DTE Energy Co.	1.500%	10/1/19	2,540	2,492
DTE Energy Co.	2.400%	12/1/19	5,783	5,744
DTE Energy Co.	3.850%	12/1/23	500	509
DTE Energy Co.	3.500%	6/1/24	6,456	6,366
DTE Energy Co.	2.850%	10/1/26	25,650	23,537
DTE Energy Co.	3.800%	3/15/27	5,125	5,093
DTE Energy Co.	6.375%	4/15/33	4,945	6,101
Duke Energy Carolinas LLC	4.300%	6/15/20	6,400	6,587
Duke Energy Carolinas LLC	3.900%	6/15/21	1,045	1,069
Duke Energy Carolinas LLC	2.500%	3/15/23	675	656
Duke Energy Carolinas LLC	3.050%	3/15/23	9,125	9,090
Duke Energy Carolinas LLC	2.950%	12/1/26	7,790	7,498
Duke Energy Carolinas LLC	6.000%	12/1/28	5,170	6,172
Duke Energy Carolinas LLC	6.450%	10/15/32	1,825	2,325
Duke Energy Carolinas LLC	6.100%	6/1/37	10,676	13,590
Duke Energy Carolinas LLC	6.000%	1/15/38	6,170	7,866
Duke Energy Carolinas LLC	6.050%	4/15/38	4,261	5,450
Duke Energy Carolinas LLC	5.300%	2/15/40	7,355	8,728
Duke Energy Carolinas LLC	4.250%	12/15/41	5,640	5,881
Duke Energy Carolinas LLC	4.000%	9/30/42	2,745	2,754
Duke Energy Carolinas LLC	3.750%	6/1/45	5,260	5,077
Duke Energy Carolinas LLC	3.875%	3/15/46	10,000	9,825
Duke Energy Carolinas LLC	3.700%	12/1/47	5,975	5,710

Duke Energy Carolinas LLC	3.950%	3/15/48	5,500	5,543
Duke Energy Corp.	5.050%	9/15/19	11,425	11,795
Duke Energy Corp.	1.800%	9/1/21	380	362
Duke Energy Corp.	3.550%	9/15/21	7,139	7,203
Duke Energy Corp.	2.400%	8/15/22	10,825	10,387
Duke Energy Corp.	3.050%	8/15/22	12,965	12,775
Duke Energy Corp.	2.650%	9/1/26	4,010	3,650
Duke Energy Corp.	3.150%	8/15/27	10,069	9,463
Duke Energy Corp.	4.800%	12/15/45	2,325	2,500
Duke Energy Corp.	3.750%	9/1/46	11,707	10,621
Duke Energy Corp.	3.950%	8/15/47	9,500	8,874
4 Duke Energy Florida LLC	2.100%	12/15/19	2,188	2,176
Duke Energy Florida LLC	3.100%	8/15/21	970	969
Duke Energy Florida LLC	3.200%	1/15/27	3,500	3,425
Duke Energy Florida LLC	6.350%	9/15/37	9,975	13,310
Duke Energy Florida LLC	6.400%	6/15/38	8,471	11,312
Duke Energy Florida LLC	5.650%	4/1/40	750	927
Duke Energy Florida LLC	3.400%	10/1/46	6,960	6,298
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	1,483	1,458
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	2,950	2,848
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	4,000	3,775
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	2,150	1,945
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	3,800	3,527
Duke Energy Indiana LLC	3.750%	7/15/20	539	550
Duke Energy Indiana LLC	6.120%	10/15/35	4,998	6,295
Duke Energy Indiana LLC	6.350%	8/15/38	8,604	11,432
Duke Energy Indiana LLC	6.450%	4/1/39	400	539
Duke Energy Indiana LLC	4.900%	7/15/43	1,200	1,354
Duke Energy Indiana LLC	3.750%	5/15/46	18,545	17,798
Duke Energy Ohio Inc.	3.700%	6/15/46	4,800	4,625
Duke Energy Progress Llc	3.000%	9/15/21	7,817	7,812
Duke Energy Progress Llc	2.800%	5/15/22	3,095	3,066
Duke Energy Progress LLC	3.250%	8/15/25	5,300	5,254
Duke Energy Progress LLC	6.300%	4/1/38	6,869	8,990
Duke Energy Progress LLC	4.100%	5/15/42	196	199
Duke Energy Progress LLC	4.100%	3/15/43	1,300	1,310
Duke Energy Progress LLC	4.375%	3/30/44	6,875	7,278
Duke Energy Progress LLC	4.150%	12/1/44	6,484	6,632
Duke Energy Progress LLC	4.200%	8/15/45	3,577	3,695
Duke Energy Progress LLC	3.700%	10/15/46	4,750	4,501
Duke Energy Progress LLC	3.600%	9/15/47	5,400	5,100
Edison International	2.125%	4/15/20	4,900	4,802
Edison International	2.400%	9/15/22	2,475	2,396
Edison International	2.950%	3/15/23	950	917
Edison International	4.125%	3/15/28	5,995	6,030
El Paso Electric Co.	6.000%	5/15/35	1,475	1,731
El Paso Electric Co.	5.000%	12/1/44	4,200	4,332
Emera US Finance LP	2.150%	6/15/19	5,225	5,185
Emera US Finance LP	2.700%	6/15/21	8,120	7,934
Emera US Finance LP	3.550%	6/15/26	7,983	7,645
Emera US Finance LP	4.750%	6/15/46	23,119	23,100
Enel Americas SA	4.000%	10/25/26	3,000	2,914
Entergy Arkansas Inc.	3.750%	2/15/21	7,675	7,823
Entergy Arkansas Inc.	3.500%	4/1/26	5,803	5,790
Entergy Corp.	4.000%	7/15/22	7,011	7,131
Entergy Corp.	2.950%	9/1/26	7,825	7,278
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,305	2,588

Entergy Louisiana LLC	4.050%	9/1/23	6,675	6,846
Entergy Louisiana LLC	5.400%	11/1/24	3,325	3,662
Entergy Louisiana LLC	2.400%	10/1/26	4,892	4,478
Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,390
Entergy Louisiana LLC	3.250%	4/1/28	5,375	5,190
Entergy Louisiana LLC	3.050%	6/1/31	17,290	16,138
Entergy Louisiana LLC	4.000%	3/15/33	9,700	9,849
Entergy Louisiana LLC	4.950%	1/15/45	9,800	10,018
Entergy Mississippi Inc.	2.850%	6/1/28	10,959	10,244
Eversource Energy	4.500%	11/15/19	5,528	5,671
Eversource Energy	2.500%	3/15/21	6,650	6,538
Eversource Energy	2.750%	3/15/22	4,425	4,329
Eversource Energy	2.900%	10/1/24	3,825	3,669
Eversource Energy	3.150%	1/15/25	5,482	5,330
Eversource Energy	3.300%	1/15/28	6,500	6,234
Exelon Corp.	2.850%	6/15/20	3,563	3,529
Exelon Corp.	2.450%	4/15/21	2,975	2,887
Exelon Corp.	3.950%	6/15/25	20,625	20,645
Exelon Corp.	3.400%	4/15/26	10,300	9,911
Exelon Corp.	4.950%	6/15/35	6,800	7,394
Exelon Corp.	5.625%	6/15/35	5,515	6,561
Exelon Corp.	5.100%	6/15/45	3,977	4,413
Exelon Corp.	4.450%	4/15/46	14,142	14,463
Exelon Generation Co. LLC	5.200%	10/1/19	1,158	1,196
Exelon Generation Co. LLC	4.000%	10/1/20	7,923	8,055
Exelon Generation Co. LLC	3.400%	3/15/22	13,225	13,170
Exelon Generation Co. LLC	4.250%	6/15/22	5,550	5,715
Exelon Generation Co. LLC	6.250%	10/1/39	9,434	10,258
Exelon Generation Co. LLC	5.750%	10/1/41	3,313	3,404
Exelon Generation Co. LLC	5.600%	6/15/42	10,973	11,282
FirstEnergy Corp.	2.850%	7/15/22	7,300	7,069
FirstEnergy Corp.	4.250%	3/15/23	4,609	4,693
FirstEnergy Corp.	3.900%	7/15/27	15,457	15,145
FirstEnergy Corp.	7.375%	11/15/31	15,605	20,504
FirstEnergy Corp.	4.850%	7/15/47	10,858	11,346
Florida Power & Light Co.	2.750%	6/1/23	7,375	7,217
Florida Power & Light Co.	3.250%	6/1/24	8,675	8,707
Florida Power & Light Co.	3.125%	12/1/25	12,275	12,136
Florida Power & Light Co.	5.625%	4/1/34	3,000	3,650
Florida Power & Light Co.	4.950%	6/1/35	645	724
Florida Power & Light Co.	5.650%	2/1/37	3,297	4,044
Florida Power & Light Co.	5.950%	2/1/38	8,635	11,120
Florida Power & Light Co.	5.250%	2/1/41	500	599
Florida Power & Light Co.	4.125%	2/1/42	16,198	16,710
Florida Power & Light Co.	4.050%	6/1/42	6,140	6,303
Florida Power & Light Co.	3.800%	12/15/42	5,095	5,071
Florida Power & Light Co.	4.050%	10/1/44	4,200	4,311
Florida Power & Light Co.	3.700%	12/1/47	7,325	7,151
Florida Power & Light Co.	3.950%	3/1/48	10,000	10,150
Fortis Inc.	2.100%	10/4/21	4,190	4,006
Fortis Inc.	3.055%	10/4/26	30,421	28,110
Georgia Power Co.	4.250%	12/1/19	805	827
Georgia Power Co.	2.000%	3/30/20	4,150	4,095
Georgia Power Co.	2.000%	9/8/20	19,000	18,564
Georgia Power Co.	2.400%	4/1/21	7,500	7,363
Georgia Power Co.	2.850%	5/15/22	8,375	8,233
Georgia Power Co.	3.250%	4/1/26	5,400	5,239

Georgia Power Co.	3.250%	3/30/27	5,300	5,122
Georgia Power Co.	5.650%	3/1/37	1,133	1,312
Georgia Power Co.	5.950%	2/1/39	1,950	2,384
Georgia Power Co.	5.400%	6/1/40	6,940	7,991
Georgia Power Co.	4.750%	9/1/40	6,257	6,678
Georgia Power Co.	4.300%	3/15/42	11,962	12,142
Georgia Power Co.	4.300%	3/15/43	4,055	4,099
Great Plains Energy Inc.	4.850%	6/1/21	1,878	1,940
Gulf Power Co.	3.300%	5/30/27	3,400	3,307
Iberdrola International BV	6.750%	7/15/36	3,450	4,403
Indiana Michigan Power Co.	6.050%	3/15/37	7,300	8,999
Indiana Michigan Power Co.	4.550%	3/15/46	1,405	1,483
Indiana Michigan Power Co.	3.750%	7/1/47	6,615	6,255
Interstate Power & Light Co.	3.250%	12/1/24	8,850	8,712
Interstate Power & Light Co.	6.250%	7/15/39	3,014	3,878
Interstate Power & Light Co.	3.700%	9/15/46	2,500	2,365
9 ITC Holdings Corp.	2.700%	11/15/22	2,925	2,828
ITC Holdings Corp.	3.650%	6/15/24	3,070	3,046
ITC Holdings Corp.	3.250%	6/30/26	4,250	4,079
9 ITC Holdings Corp.	3.350%	11/15/27	5,250	5,007
ITC Holdings Corp.	5.300%	7/1/43	11,600	13,464
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,482	2,631
Kansas City Power & Light Co.	7.150%	4/1/19	2,890	3,013
Kansas City Power & Light Co.	3.150%	3/15/23	750	737
Kansas City Power & Light Co.	6.050%	11/15/35	1,440	1,788
Kansas City Power & Light Co.	5.300%	10/1/41	6,920	7,893
Kansas City Power & Light Co.	4.200%	6/15/47	3,325	3,292
Kansas City Power & Light Co.	4.200%	3/15/48	5,300	5,359
Kentucky Utilities Co.	3.250%	11/1/20	3,575	3,594
Kentucky Utilities Co.	5.125%	11/1/40	3,009	3,532
LG&E & KU Energy LLC	3.750%	11/15/20	23,786	24,096
LG&E & KU Energy LLC	4.375%	10/1/21	75	77
Louisville Gas & Electric Co.	3.300%	10/1/25	3,250	3,200
MidAmerican Energy Co.	3.500%	10/15/24	8,778	8,863
MidAmerican Energy Co.	3.100%	5/1/27	3,875	3,745
MidAmerican Energy Co.	6.750%	12/30/31	9,264	12,001
MidAmerican Energy Co.	5.750%	11/1/35	1,900	2,314
MidAmerican Energy Co.	5.800%	10/15/36	275	339
MidAmerican Energy Co.	4.800%	9/15/43	2,679	3,024
MidAmerican Energy Co.	4.250%	5/1/46	1,285	1,352
MidAmerican Energy Co.	3.950%	8/1/47	4,925	4,959
MidAmerican Energy Co.	3.650%	8/1/48	5,680	5,453
Mississippi Power Co.	4.250%	3/15/42	7,550	7,297
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	2,052	2,018
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	5,100	5,080
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	3,555	3,514
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	6,900	6,850
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	5,425	5,363
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	3,225	3,216

National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	2,117	2,107
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,125	5,934
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	12,375	11,976
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,000	3,005
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	11,600	11,302
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	7,320	7,049
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	730	716
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	4,000	3,827
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	11,712	11,958
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,866	1,899
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	4,875	5,169
Nevada Power Co.	6.650%	4/1/36	5,650	7,532
Nevada Power Co.	6.750%	7/1/37	7,472	10,066
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	8,075	8,036
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	3,075	3,079
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	6,030	5,855
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,675	13,257
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,850	5,601
Northern States Power Co.	2.200%	8/15/20	2,700	2,661
Northern States Power Co.	6.250%	6/1/36	3,670	4,791
Northern States Power Co.	6.200%	7/1/37	5,393	6,996
Northern States Power Co.	5.350%	11/1/39	8,571	10,261
Northern States Power Co.	3.400%	8/15/42	4,083	3,773
Northern States Power Co.	4.000%	8/15/45	2,900	2,958
NorthWestern Corp.	4.176%	11/15/44	3,125	3,179
NSTAR Electric Co.	2.375%	10/15/22	8,400	8,101
NSTAR Electric Co.	3.200%	5/15/27	7,425	7,239
NSTAR Electric Co.	5.500%	3/15/40	5,046	6,071
NV Energy Inc.	6.250%	11/15/20	12,435	13,374
Oglethorpe Power Corp.	5.950%	11/1/39	1,450	1,771
Oglethorpe Power Corp.	5.375%	11/1/40	8,050	9,197
Oglethorpe Power Corp.	5.250%	9/1/50	518	565
Ohio Edison Co.	6.875%	7/15/36	1,795	2,376
Ohio Power Co.	5.375%	10/1/21	4,466	4,797
Ohio Power Co.	4.150%	4/1/48	6,000	6,098
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,975	3,083
Oklahoma Gas & Electric Co.	3.850%	8/15/47	12,050	11,760
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	6,010	5,969
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	5,471	6,282
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,200	6,023
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,600	6,119
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	2,930	4,011
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,621	2,341
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	6,025	7,176
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	4,494	4,892
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,975	5,993

Oncor Electric Delivery Co. LLC	3.750%	4/1/45	9,074	8,790
9 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	3,775	3,690
Pacific Gas & Electric Co.	3.500%	10/1/20	21,261	21,405
Pacific Gas & Electric Co.	4.250%	5/15/21	10,266	10,515
Pacific Gas & Electric Co.	3.250%	6/15/23	7,430	7,306
Pacific Gas & Electric Co.	3.850%	11/15/23	1,500	1,520
Pacific Gas & Electric Co.	3.750%	2/15/24	4,975	4,974
Pacific Gas & Electric Co.	3.400%	8/15/24	5,521	5,411
Pacific Gas & Electric Co.	3.500%	6/15/25	6,400	6,200
Pacific Gas & Electric Co.	2.950%	3/1/26	2,000	1,869
Pacific Gas & Electric Co.	3.300%	3/15/27	2,700	2,562
9 Pacific Gas & Electric Co.	3.300%	12/1/27	13,775	13,057
Pacific Gas & Electric Co.	6.050%	3/1/34	31,170	37,011
Pacific Gas & Electric Co.	5.800%	3/1/37	9,723	11,424
Pacific Gas & Electric Co.	6.350%	2/15/38	1,625	2,015
Pacific Gas & Electric Co.	6.250%	3/1/39	5,900	7,226
Pacific Gas & Electric Co.	4.450%	4/15/42	11,969	11,987
Pacific Gas & Electric Co.	3.750%	8/15/42	210	192
Pacific Gas & Electric Co.	4.600%	6/15/43	15,100	15,369
Pacific Gas & Electric Co.	5.125%	11/15/43	30	32
Pacific Gas & Electric Co.	4.750%	2/15/44	5,305	5,496
Pacific Gas & Electric Co.	4.300%	3/15/45	6,442	6,244
Pacific Gas & Electric Co.	4.250%	3/15/46	12,495	11,977
Pacific Gas & Electric Co.	4.000%	12/1/46	6,875	6,413
9 Pacific Gas & Electric Co.	3.950%	12/1/47	9,100	8,404
PacifiCorp	2.950%	2/1/22	9,975	9,977
PacifiCorp	2.950%	6/1/23	2,215	2,183
PacifiCorp	3.600%	4/1/24	6,614	6,662
PacifiCorp	7.700%	11/15/31	1,099	1,531
PacifiCorp	5.250%	6/15/35	1,110	1,290
PacifiCorp	6.100%	8/1/36	4,848	6,129
PacifiCorp	5.750%	4/1/37	3,181	3,893
PacifiCorp	6.250%	10/15/37	8,581	11,126
PacifiCorp	6.350%	7/15/38	3,350	4,431
PacifiCorp	6.000%	1/15/39	3,731	4,784
PacifiCorp	4.100%	2/1/42	4,805	4,916
PECO Energy Co.	2.375%	9/15/22	2,925	2,843
PECO Energy Co.	3.150%	10/15/25	200	196
Pennsylvania Electric Co.	5.200%	4/1/20	3,600	3,728
Pinnacle West Capital Corp.	2.250%	11/30/20	3,425	3,346
PNM Resources Inc.	3.250%	3/9/21	3,000	2,997
Potomac Electric Power Co.	3.600%	3/15/24	1,960	1,976
Potomac Electric Power Co.	6.500%	11/15/37	7,532	10,007
Potomac Electric Power Co.	4.150%	3/15/43	4,675	4,793
PPL Capital Funding Inc.	4.200%	6/15/22	2,365	2,431
PPL Capital Funding Inc.	3.500%	12/1/22	1,745	1,744
PPL Capital Funding Inc.	3.400%	6/1/23	3,620	3,587
PPL Capital Funding Inc.	3.950%	3/15/24	815	828
PPL Capital Funding Inc.	3.100%	5/15/26	7,651	7,222
PPL Capital Funding Inc.	4.700%	6/1/43	3,150	3,313
PPL Capital Funding Inc.	5.000%	3/15/44	11,346	12,364
PPL Capital Funding Inc.	4.000%	9/15/47	4,575	4,406
PPL Electric Utilities Corp.	3.000%	9/15/21	3,300	3,294
PPL Electric Utilities Corp.	6.250%	5/15/39	5,327	6,962
PPL Electric Utilities Corp.	4.750%	7/15/43	700	777
PPL Electric Utilities Corp.	4.125%	6/15/44	2,700	2,772
PPL Electric Utilities Corp.	4.150%	10/1/45	3,275	3,362

PPL Electric Utilities Corp.	3.950%	6/1/47	4,775	4,783
Progress Energy Inc.	4.875%	12/1/19	4,500	4,654
Progress Energy Inc.	4.400%	1/15/21	6,347	6,517
Progress Energy Inc.	3.150%	4/1/22	17,265	17,058
Progress Energy Inc.	7.750%	3/1/31	2,435	3,312
Progress Energy Inc.	7.000%	10/30/31	2,850	3,720
Progress Energy Inc.	6.000%	12/1/39	7,599	9,470
PSEG Power LLC	5.125%	4/15/20	1,286	1,337
PSEG Power LLC	3.000%	6/15/21	3,985	3,968
PSEG Power LLC	8.625%	4/15/31	708	932
Public Service Co. of Colorado	5.125%	6/1/19	7,475	7,666
Public Service Co. of Colorado	3.200%	11/15/20	4,175	4,204
Public Service Co. of Colorado	2.250%	9/15/22	5,500	5,291
Public Service Co. of Colorado	3.600%	9/15/42	10,475	10,063
Public Service Co. of Colorado	4.300%	3/15/44	295	312
Public Service Co. of Colorado	3.800%	6/15/47	3,000	2,948
Public Service Co. of New Hampshire	3.500%	11/1/23	2,054	2,064
Public Service Co. of Oklahoma	5.150%	12/1/19	100	104
Public Service Electric & Gas Co.	1.900%	3/15/21	3,100	3,005
Public Service Electric & Gas Co.	2.375%	5/15/23	308	296
Public Service Electric & Gas Co.	3.000%	5/15/25	4,410	4,296
Public Service Electric & Gas Co.	2.250%	9/15/26	575	527
Public Service Electric & Gas Co.	3.000%	5/15/27	4,225	4,051
Public Service Electric & Gas Co.	5.800%	5/1/37	1,741	2,159
Public Service Electric & Gas Co.	3.950%	5/1/42	14,940	14,941
Public Service Electric & Gas Co.	3.650%	9/1/42	825	794
Public Service Electric & Gas Co.	3.800%	3/1/46	16,480	16,313
Public Service Electric & Gas Co.	3.600%	12/1/47	3,750	3,538
Public Service Enterprise Group Inc.	1.600%	11/15/19	625	613
Public Service Enterprise Group Inc.	2.650%	11/15/22	6,650	6,424
Puget Energy Inc.	6.500%	12/15/20	15,850	17,112
Puget Energy Inc.	6.000%	9/1/21	5,494	5,902
Puget Energy Inc.	5.625%	7/15/22	2,150	2,307
Puget Energy Inc.	3.650%	5/15/25	6,680	6,555
Puget Sound Energy Inc.	6.274%	3/15/37	3,100	4,018
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	3,344
Puget Sound Energy Inc.	5.795%	3/15/40	1,774	2,227
Puget Sound Energy Inc.	5.638%	4/15/41	3,068	3,858
Puget Sound Energy Inc.	4.300%	5/20/45	7,625	8,133
San Diego Gas & Electric Co.	3.000%	8/15/21	2,925	2,919
San Diego Gas & Electric Co.	3.600%	9/1/23	3,675	3,754
San Diego Gas & Electric Co.	2.500%	5/15/26	75	70
San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,480
San Diego Gas & Electric Co.	4.500%	8/15/40	2,570	2,815
San Diego Gas & Electric Co.	3.750%	6/1/47	6,100	5,973
SCANA Corp.	4.750%	5/15/21	2,420	2,467
Sierra Pacific Power Co.	2.600%	5/1/26	13,345	12,431
South Carolina Electric & Gas Co.	6.625%	2/1/32	5,679	6,981
South Carolina Electric & Gas Co.	5.300%	5/15/33	193	212
South Carolina Electric & Gas Co.	6.050%	1/15/38	5,685	6,756
South Carolina Electric & Gas Co.	5.450%	2/1/41	3,345	3,775
South Carolina Electric & Gas Co.	4.350%	2/1/42	5,243	5,182
South Carolina Electric & Gas Co.	4.600%	6/15/43	7,285	7,405
South Carolina Electric & Gas Co.	4.100%	6/15/46	4,295	4,108
South Carolina Electric & Gas Co.	4.500%	6/1/64	4,225	4,059
South Carolina Electric & Gas Co.	5.100%	6/1/65	5,400	5,733
Southern California Edison Co.	2.900%	3/1/21	6,000	6,000

Southern California Edison Co.	3.875%	6/1/21	16,875	17,285
4 Southern California Edison Co.	1.845%	2/1/22	3,114	2,992
Southern California Edison Co.	2.400%	2/1/22	6,400	6,220
Southern California Edison Co.	3.500%	10/1/23	250	252
Southern California Edison Co.	3.650%	3/1/28	7,500	7,510
Southern California Edison Co.	6.650%	4/1/29	2,056	2,524
Southern California Edison Co.	6.000%	1/15/34	5,485	6,752
Southern California Edison Co.	5.750%	4/1/35	2,913	3,546
Southern California Edison Co.	5.350%	7/15/35	9,028	10,526
Southern California Edison Co.	5.550%	1/15/36	1,280	1,504
Southern California Edison Co.	5.625%	2/1/36	7,300	8,729
Southern California Edison Co.	5.550%	1/15/37	6,300	7,507
Southern California Edison Co.	5.950%	2/1/38	5,713	7,183
Southern California Edison Co.	6.050%	3/15/39	1,085	1,381
Southern California Edison Co.	5.500%	3/15/40	898	1,077
Southern California Edison Co.	4.500%	9/1/40	4,575	4,856
Southern California Edison Co.	4.050%	3/15/42	4,950	4,958
Southern California Edison Co.	3.900%	3/15/43	5,590	5,520
Southern California Edison Co.	4.650%	10/1/43	2,752	2,995
Southern California Edison Co.	3.600%	2/1/45	7,845	7,320
Southern California Edison Co.	4.000%	4/1/47	8,500	8,515
Southern California Edison Co.	4.125%	3/1/48	5,000	5,095
Southern Co.	1.850%	7/1/19	3,575	3,541
Southern Co.	2.150%	9/1/19	2,650	2,623
Southern Co.	2.750%	6/15/20	11,510	11,421
Southern Co.	2.350%	7/1/21	16,325	15,855
Southern Co.	2.950%	7/1/23	7,925	7,698
Southern Co.	3.250%	7/1/26	20,515	19,619
Southern Co.	4.250%	7/1/36	6,600	6,705
Southern Co.	4.400%	7/1/46	21,805	21,752
Southern Power Co.	1.950%	12/15/19	6,200	6,117
Southern Power Co.	2.375%	6/1/20	2,950	2,900
Southern Power Co.	2.500%	12/15/21	9,900	9,585
Southern Power Co.	4.150%	12/1/25	9,850	10,094
Southern Power Co.	5.150%	9/15/41	11,115	11,887
Southern Power Co.	5.250%	7/15/43	500	541
Southern Power Co.	4.950%	12/15/46	4,405	4,556
Southwestern Electric Power Co.	2.750%	10/1/26	4,175	3,867
Southwestern Electric Power Co.	6.200%	3/15/40	2,050	2,597
Southwestern Electric Power Co.	3.900%	4/1/45	7,725	7,402
Southwestern Electric Power Co.	3.850%	2/1/48	5,675	5,418
Southwestern Public Service Co.	3.300%	6/15/24	1,815	1,804
Southwestern Public Service Co.	4.500%	8/15/41	5,773	6,218
Southwestern Public Service Co.	3.400%	8/15/46	21,540	19,599
Southwestern Public Service Co.	3.700%	8/15/47	6,425	6,126
Tampa Electric Co.	5.400%	5/15/21	2,462	2,615
Tampa Electric Co.	2.600%	9/15/22	5,690	5,509
Tampa Electric Co.	6.550%	5/15/36	850	1,095
Tampa Electric Co.	4.100%	6/15/42	602	596
Tampa Electric Co.	4.350%	5/15/44	6,960	7,158
TECO Finance Inc.	5.150%	3/15/20	3,494	3,618
Toledo Edison Co.	6.150%	5/15/37	3,380	4,124
TransAlta Corp.	4.500%	11/15/22	3,985	4,011
TransAlta Corp.	6.500%	3/15/40	4,639	4,599
Tucson Electric Power Co.	3.050%	3/15/25	2,375	2,286
UIL Holdings Corp.	4.625%	10/1/20	1,600	1,660
Union Electric Co.	3.500%	4/15/24	7,295	7,429

Union Electric Co.	2.950%	6/15/27	4,000	3,806
Union Electric Co.	5.300%	8/1/37	3,770	4,364
Union Electric Co.	8.450%	3/15/39	1,775	2,772
Union Electric Co.	3.900%	9/15/42	2,450	2,431
Union Electric Co.	3.650%	4/15/45	4,350	4,177
Virginia Electric & Power Co.	5.000%	6/30/19	4,687	4,817
Virginia Electric & Power Co.	2.950%	1/15/22	4,070	4,038
Virginia Electric & Power Co.	3.450%	9/1/22	1,390	1,396
Virginia Electric & Power Co.	2.750%	3/15/23	5,375	5,252
Virginia Electric & Power Co.	3.450%	2/15/24	4,820	4,827
Virginia Electric & Power Co.	3.100%	5/15/25	4,055	3,933
Virginia Electric & Power Co.	3.150%	1/15/26	7,990	7,762
Virginia Electric & Power Co.	2.950%	11/15/26	4,120	3,925
Virginia Electric & Power Co.	3.500%	3/15/27	21,400	21,087
Virginia Electric & Power Co.	3.800%	4/1/28	7,600	7,667
Virginia Electric & Power Co.	6.000%	1/15/36	5,700	7,050
Virginia Electric & Power Co.	6.000%	5/15/37	3,975	4,945
Virginia Electric & Power Co.	6.350%	11/30/37	3,700	4,798
Virginia Electric & Power Co.	4.000%	1/15/43	4,498	4,463
Virginia Electric & Power Co.	4.650%	8/15/43	8,130	8,831
Virginia Electric & Power Co.	4.450%	2/15/44	10,330	10,904
Virginia Electric & Power Co.	4.200%	5/15/45	6,500	6,617
Virginia Electric & Power Co.	4.000%	11/15/46	5,250	5,171
Virginia Electric & Power Co.	3.800%	9/15/47	7,675	7,398
WEC Energy Group Inc.	2.450%	6/15/20	3,000	2,964
WEC Energy Group Inc.	3.550%	6/15/25	3,525	3,489
Westar Energy Inc.	2.550%	7/1/26	5,875	5,465
Westar Energy Inc.	3.100%	4/1/27	7,400	7,149
Westar Energy Inc.	4.125%	3/1/42	7,512	7,762
Westar Energy Inc.	4.100%	4/1/43	5,075	5,212
Westar Energy Inc.	4.250%	12/1/45	1,560	1,641
Wisconsin Electric Power Co.	2.950%	9/15/21	2,515	2,504
Wisconsin Electric Power Co.	5.625%	5/15/33	775	917
Wisconsin Electric Power Co.	5.700%	12/1/36	1,050	1,271
Wisconsin Electric Power Co.	4.250%	6/1/44	2,125	2,234
Wisconsin Power & Light Co.	3.050%	10/15/27	1,200	1,152
Wisconsin Power & Light Co.	6.375%	8/15/37	4,200	5,516
Wisconsin Public Service Corp.	3.671%	12/1/42	1,875	1,758
Xcel Energy Inc.	4.700%	5/15/20	1,075	1,104
Xcel Energy Inc.	2.400%	3/15/21	7,875	7,723
Xcel Energy Inc.	2.600%	3/15/22	5,225	5,097
Xcel Energy Inc.	3.300%	6/1/25	5,000	4,874
Xcel Energy Inc.	3.350%	12/1/26	3,825	3,706
Xcel Energy Inc.	6.500%	7/1/36	7,692	9,977

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,000	4,777
Atmos Energy Corp.	5.500%	6/15/41	10,135	12,271
Atmos Energy Corp.	4.150%	1/15/43	8,740	8,849
Atmos Energy Corp.	4.125%	10/15/44	2,365	2,433
CenterPoint Energy Resources Corp.	4.500%	1/15/21	16,567	17,072
CenterPoint Energy Resources Corp.	3.550%	4/1/23	3,000	3,008
CenterPoint Energy Resources Corp.	4.000%	4/1/28	3,250	3,268
CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,050	8,688
CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,150	3,066
KeySpan Corp.	5.803%	4/1/35	2,475	2,935
NiSource Finance Corp.	5.450%	9/15/20	6,732	7,082

NiSource Finance Corp.	2.650%	11/17/22	3,800	3,677
NiSource Finance Corp.	3.490%	5/15/27	10,051	9,712
NiSource Finance Corp.	5.950%	6/15/41	9,065	10,872
Nisource Finance Corp.	5.250%	2/15/43	1,200	1,336
NiSource Finance Corp.	4.800%	2/15/44	662	702
NiSource Finance Corp.	5.650%	2/1/45	2,500	2,932
NiSource Finance Corp.	4.375%	5/15/47	19,632	19,681
NiSource Finance Corp.	3.950%	3/30/48	75	70
ONE Gas Inc.	4.658%	2/1/44	1,325	1,469
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,450	2,698
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,165	3,904
Sempra Energy	1.625%	10/7/19	3,850	3,788
Sempra Energy	2.400%	2/1/20	5,350	5,294
Sempra Energy	2.400%	3/15/20	3,661	3,615
Sempra Energy	2.850%	11/15/20	7,179	7,120
Sempra Energy	2.875%	10/1/22	6,125	5,991
Sempra Energy	2.900%	2/1/23	6,125	5,996
Sempra Energy	4.050%	12/1/23	7,435	7,619
Sempra Energy	3.750%	11/15/25	5,450	5,424
Sempra Energy	3.250%	6/15/27	9,055	8,594
Sempra Energy	3.400%	2/1/28	10,725	10,220
Sempra Energy	3.800%	2/1/38	12,200	11,477
Sempra Energy	6.000%	10/15/39	21,103	25,872
Sempra Energy	4.000%	2/1/48	9,404	8,775
Southern California Gas Co.	3.150%	9/15/24	2,045	2,032
Southern California Gas Co.	3.200%	6/15/25	1,020	1,009
Southern California Gas Co.	2.600%	6/15/26	12,850	12,046
Southern California Gas Co.	3.750%	9/15/42	4,570	4,463
Southern Co. Gas Capital Corp.	5.250%	8/15/19	885	912
Southern Co. Gas Capital Corp.	3.500%	9/15/21	2,775	2,773
Southern Co. Gas Capital Corp.	2.450%	10/1/23	375	355
Southern Co. Gas Capital Corp.	3.875%	11/15/25	1,000	997
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,105	4,907
Southern Co. Gas Capital Corp.	5.875%	3/15/41	4,085	4,858
Southern Co. Gas Capital Corp.	4.400%	6/1/43	4,325	4,318
Southern Co. Gas Capital Corp.	3.950%	10/1/46	5,900	5,582
Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,360	12,462
Southwest Gas Corp.	3.700%	4/1/28	5,425	5,459
Southwest Gas Corp.	3.800%	9/29/46	725	695
Washington Gas Light Co.	3.796%	9/15/46	4,675	4,537

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	3,450	3,490
American Water Capital Corp.	3.400%	3/1/25	5,860	5,835
American Water Capital Corp.	2.950%	9/1/27	6,850	6,493
American Water Capital Corp.	6.593%	10/15/37	5,621	7,587
American Water Capital Corp.	4.300%	12/1/42	60	63
American Water Capital Corp.	4.300%	9/1/45	5,175	5,433
American Water Capital Corp.	4.000%	12/1/46	925	907
American Water Capital Corp.	3.750%	9/1/47	11,750	11,396
United Utilities plc	6.875%	8/15/28	960	1,137
Veolia Environnement SA	6.750%	6/1/38	4,099	5,227

				3,807,646
Total Corporate Bonds (Cost $53,845,752)				53,925,813

Sovereign Bonds (4.9%)
African Development Bank	1.000%	5/15/19	16,630	16,404
African Development Bank	1.375%	2/12/20	9,600	9,423
African Development Bank	1.875%	3/16/20	27,000	26,697
African Development Bank	2.625%	3/22/21	8,622	8,618
African Development Bank	1.250%	7/26/21	3,620	3,458
African Development Bank	2.375%	9/23/21	26,600	26,339
African Development Bank	2.125%	11/16/22	35,260	34,259
Agricultural Bank of China Ltd.	2.750%	5/21/20	1,645	1,629
Asian Development Bank	1.875%	4/12/19	12,320	12,274
Asian Development Bank	1.000%	8/16/19	5,970	5,867
Asian Development Bank	1.500%	1/22/20	18,305	18,014
Asian Development Bank	1.375%	3/23/20	16,525	16,197
Asian Development Bank	1.625%	5/5/20	103,250	101,481
Asian Development Bank	1.625%	8/26/20	4,900	4,803
Asian Development Bank	2.250%	1/20/21	16,000	15,866
Asian Development Bank	1.625%	3/16/21	44,000	42,799
Asian Development Bank	1.750%	6/8/21	37,500	36,486
Asian Development Bank	2.125%	11/24/21	20,000	19,635
Asian Development Bank	2.000%	2/16/22	82,941	80,809
Asian Development Bank	1.875%	2/18/22	27,550	26,735
Asian Development Bank	1.750%	9/13/22	13,230	12,673
Asian Development Bank	2.750%	3/17/23	39,645	39,529
Asian Development Bank	2.000%	1/22/25	17,450	16,519
Asian Development Bank	2.000%	4/24/26	9,350	8,773
Asian Development Bank	2.625%	1/12/27	11,500	11,227
Asian Development Bank	6.220%	8/15/27	375	466
Asian Development Bank	2.500%	11/2/27	33,347	32,147
Asian Development Bank	2.750%	1/19/28	20,000	19,572
Asian Development Bank	5.820%	6/16/28	1,000	1,219
Canada	2.000%	11/15/22	21,295	20,657
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	5,000	5,149
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	6,525	6,272
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	22,085	21,845
CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	4,500	4,327
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	30,550	29,425
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	33,050	33,538
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	800	852
Corp. Andina de Fomento	2.000%	5/10/19	18,255	18,122
Corp. Andina de Fomento	8.125%	6/4/19	19,800	21,042
Corp. Andina de Fomento	2.200%	7/18/20	26,145	25,792
Corp. Andina de Fomento	4.375%	6/15/22	25,925	27,140
Corp. Andina de Fomento	2.750%	1/6/23	19,179	18,781
Council Of Europe Development Bank	1.500%	5/17/19	6,100	6,047
Council Of Europe Development Bank	1.750%	11/14/19	2,900	2,870
Council Of Europe Development Bank	1.875%	1/27/20	2,250	2,228
Council Of Europe Development Bank	1.625%	3/10/20	17,800	17,515
Council Of Europe Development Bank	1.625%	3/16/21	8,500	8,258
Council Of Europe Development Bank	2.625%	2/13/23	27,255	27,059
Ecopetrol SA	5.875%	9/18/23	11,200	11,984
Ecopetrol SA	4.125%	1/16/25	20,880	20,254
Ecopetrol SA	5.375%	6/26/26	28,090	29,214
Ecopetrol SA	7.375%	9/18/43	4,228	4,936
Ecopetrol SA	5.875%	5/28/45	23,115	22,768
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	5,000	4,955

	European Bank for Reconstruction &
	Development	1.750%	6/14/19	21,270	21,141
	European Bank for Reconstruction &
	Development	0.875%	7/22/19	5,000	4,907
	European Bank for Reconstruction &
	Development	1.750%	11/26/19	19,500	19,310
	European Bank for Reconstruction &
	Development	1.500%	3/16/20	23,050	22,654
	European Bank for Reconstruction &
	Development	1.125%	8/24/20	3,270	3,165
	European Bank for Reconstruction &
	Development	2.000%	2/1/21	51,650	50,822
	European Bank for Reconstruction &
	Development	1.875%	7/15/21	6,375	6,218
	European Bank for Reconstruction &
	Development	1.875%	2/23/22	14,800	14,345
	European Bank for Reconstruction &
	Development	2.125%	3/7/22	1,040	1,017
	European Bank for Reconstruction &
	Development	2.750%	3/7/23	21,594	21,586
	European Investment Bank	1.250%	5/15/19	49,105	48,559
	European Investment Bank	1.750%	6/17/19	68,060	67,639
	European Investment Bank	1.125%	8/15/19	64,800	63,744
	European Investment Bank	1.625%	3/16/20	77,370	76,137
	European Investment Bank	1.750%	5/15/20	51,500	50,738
	European Investment Bank	1.375%	6/15/20	29,985	29,279
	European Investment Bank	1.625%	8/14/20	20,460	20,032
	European Investment Bank	2.875%	9/15/20	14,595	14,710
	European Investment Bank	1.625%	12/15/20	40,800	39,788
	European Investment Bank	4.000%	2/16/21	31,085	32,296
	European Investment Bank	2.000%	3/15/21	33,430	32,853
	European Investment Bank	2.500%	4/15/21	41,260	41,115
	European Investment Bank	2.375%	5/13/21	121,000	120,115
	European Investment Bank	1.625%	6/15/21	12,000	11,628
	European Investment Bank	1.375%	9/15/21	4,250	4,065
	European Investment Bank	2.125%	10/15/21	6,090	5,978
	European Investment Bank	2.250%	3/15/22	56,500	55,462
	European Investment Bank	2.375%	6/15/22	56,350	55,530
	European Investment Bank	2.250%	8/15/22	29,405	28,787
	European Investment Bank	2.000%	12/15/22	32,400	31,274
	European Investment Bank	2.500%	3/15/23	18,000	17,741
	European Investment Bank	3.250%	1/29/24	25,125	25,811
	European Investment Bank	2.500%	10/15/24	24,160	23,661
	European Investment Bank	1.875%	2/10/25	45,510	42,686
	European Investment Bank	2.125%	4/13/26	59,025	55,674
	European Investment Bank	2.375%	5/24/27	11,250	10,758
	European Investment Bank	4.875%	2/15/36	11,965	14,909
9	Export Development Canada	1.500%	4/4/19	2,200	2,181
11	Export Development Canada	1.750%	8/19/19	28,150	27,927
11	Export Development Canada	1.625%	12/3/19	4,500	4,444
	Export Development Canada	1.625%	1/17/20	11,000	10,852
	Export Development Canada	1.625%	6/1/20	3,000	2,945
	Export Development Canada	1.750%	7/21/20	325	320
	Export Development Canada	2.000%	11/30/20	24,105	23,787
	Export Development Canada	1.500%	5/26/21	25,750	24,890
	Export Development Canada	1.375%	10/21/21	10,400	9,936
	Export Development Canada	2.000%	5/17/22	1,500	1,456

	Export Development Canada	2.500%	1/24/23	11,895	11,749
	Export Development Canada	2.750%	3/15/23	19,000	18,968
	Export-Import Bank of Korea	1.750%	5/26/19	8,300	8,186
	Export-Import Bank of Korea	2.375%	8/12/19	8,000	7,933
	Export-Import Bank of Korea	1.500%	10/21/19	12,000	11,721
	Export-Import Bank of Korea	5.125%	6/29/20	9,730	10,132
	Export-Import Bank of Korea	2.500%	11/1/20	2,000	1,969
	Export-Import Bank of Korea	2.625%	12/30/20	2,450	2,408
	Export-Import Bank of Korea	4.000%	1/29/21	7,824	7,989
	Export-Import Bank of Korea	2.125%	2/11/21	500	485
	Export-Import Bank of Korea	2.500%	5/10/21	5,200	5,076
	Export-Import Bank of Korea	4.375%	9/15/21	4,465	4,616
	Export-Import Bank of Korea	1.875%	10/21/21	11,500	10,944
	Export-Import Bank of Korea	2.750%	1/25/22	22,200	21,692
	Export-Import Bank of Korea	5.000%	4/11/22	4,150	4,392
	Export-Import Bank of Korea	3.000%	11/1/22	8,000	7,841
	Export-Import Bank of Korea	4.000%	1/14/24	34,750	35,552
	Export-Import Bank of Korea	3.250%	11/10/25	6,430	6,238
	Export-Import Bank of Korea	2.625%	5/26/26	12,900	11,886
	FMS Wertmanagement AoeR	1.000%	8/16/19	35,000	34,350
12	FMS Wertmanagement AoeR	1.750%	1/24/20	24,100	23,805
	FMS Wertmanagement AoeR	1.750%	3/17/20	8,000	7,893
	FMS Wertmanagement AoeR	2.000%	8/1/22	44,610	43,228
	Hydro-Quebec	8.400%	1/15/22	8,195	9,694
	Hydro-Quebec	8.050%	7/7/24	3,310	4,146
	Hydro-Quebec	8.500%	12/1/29	825	1,180
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	4,650	4,652
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	247
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	8,000	7,814
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	7,300	7,114
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,350	8,010
	Inter-American Development Bank	1.000%	5/13/19	17,750	17,505
	Inter-American Development Bank	1.125%	9/12/19	3,200	3,145
	Inter-American Development Bank	3.875%	9/17/19	57,780	59,020
	Inter-American Development Bank	1.250%	10/15/19	12,750	12,546
	Inter-American Development Bank	1.750%	10/15/19	32,950	32,671
	Inter-American Development Bank	3.875%	2/14/20	6,475	6,647
	Inter-American Development Bank	1.625%	5/12/20	52,270	51,377
	Inter-American Development Bank	1.875%	6/16/20	29,850	29,483
	Inter-American Development Bank	2.125%	11/9/20	11,470	11,345
	Inter-American Development Bank	1.875%	3/15/21	3,535	3,465
	Inter-American Development Bank	2.125%	1/18/22	57,400	56,210
	Inter-American Development Bank	1.750%	4/14/22	29,740	28,641
	Inter-American Development Bank	1.750%	9/14/22	34,000	32,608
	Inter-American Development Bank	2.500%	1/18/23	42,895	42,427
	Inter-American Development Bank	3.000%	10/4/23	8,225	8,300
	Inter-American Development Bank	3.000%	2/21/24	19,195	19,351
	Inter-American Development Bank	2.125%	1/15/25	21,360	20,412
	Inter-American Development Bank	7.000%	6/15/25	2,950	3,642
	Inter-American Development Bank	2.000%	6/2/26	29,700	27,865
	Inter-American Development Bank	2.375%	7/7/27	47,050	44,968
	Inter-American Development Bank	3.875%	10/28/41	95	105
	Inter-American Development Bank	3.200%	8/7/42	6,872	6,820
	Inter-American Development Bank	4.375%	1/24/44	8,375	10,004
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	65,950	65,053

International Bank for Reconstruction &
Development	0.875%	8/15/19	55,350	54,283
International Bank for Reconstruction &
Development	1.875%	10/7/19	45,625	45,294
International Bank for Reconstruction &
Development	1.300%	10/25/19	2,200	2,153
International Bank for Reconstruction &
Development	1.125%	11/27/19	28,575	28,009
International Bank for Reconstruction &
Development	1.375%	3/30/20	15,700	15,390
International Bank for Reconstruction &
Development	1.875%	4/21/20	92,200	91,191
International Bank for Reconstruction &
Development	1.125%	8/10/20	6,000	5,814
International Bank for Reconstruction &
Development	1.625%	9/4/20	46,250	45,337
International Bank for Reconstruction &
Development	2.125%	11/1/20	21,000	20,793
International Bank for Reconstruction &
Development	1.625%	3/9/21	20,385	19,833
International Bank for Reconstruction &
Development	1.375%	5/24/21	64,505	62,097
International Bank for Reconstruction &
Development	2.250%	6/24/21	23,390	23,108
International Bank for Reconstruction &
Development	1.375%	9/20/21	61,100	58,517
International Bank for Reconstruction &
Development	2.125%	12/13/21	14,155	13,879
International Bank for Reconstruction &
Development	2.000%	1/26/22	50,085	48,797
International Bank for Reconstruction &
Development	1.625%	2/10/22	23,475	22,572
International Bank for Reconstruction &
Development	1.875%	10/7/22	2,500	2,411
International Bank for Reconstruction &
Development	7.625%	1/19/23	14,100	17,157
International Bank for Reconstruction &
Development	1.750%	4/19/23	1,000	953
International Bank for Reconstruction &
Development	2.500%	11/25/24	64,090	62,706
International Bank for Reconstruction &
Development	2.125%	3/3/25	270	258
International Bank for Reconstruction &
Development	2.500%	7/29/25	44,250	43,178
International Bank for Reconstruction &
Development	8.875%	3/1/26	1,050	1,454
International Bank for Reconstruction &
Development	1.875%	10/27/26	1,500	1,382
International Bank for Reconstruction &
Development	2.500%	11/22/27	10,960	10,564
International Bank for Reconstruction &
Development	4.750%	2/15/35	7,258	9,023
International Finance Corp.	1.750%	9/16/19	17,100	16,941
International Finance Corp.	1.750%	3/30/20	25,000	24,664
International Finance Corp.	1.625%	7/16/20	17,615	17,282
International Finance Corp.	2.250%	1/25/21	17,600	17,452
International Finance Corp.	1.125%	7/20/21	3,150	3,002

	International Finance Corp.	2.125%	4/7/26	22,300	21,053
13	Japan Bank for International Cooperation	2.250%	2/24/20	31,850	31,601
13	Japan Bank for International Cooperation	1.750%	5/28/20	37,600	36,856
13	Japan Bank for International Cooperation	2.125%	6/1/20	23,000	22,702
13	Japan Bank for International Cooperation	2.125%	7/21/20	16,180	15,943
13	Japan Bank for International Cooperation	2.125%	11/16/20	31,160	30,623
13	Japan Bank for International Cooperation	1.875%	4/20/21	9,300	9,037
13	Japan Bank for International Cooperation	1.500%	7/21/21	21,425	20,467
13	Japan Bank for International Cooperation	2.000%	11/4/21	12,000	11,613
13	Japan Bank for International Cooperation	2.500%	6/1/22	9,200	9,006
13	Japan Bank for International Cooperation	2.375%	7/21/22	11,000	10,727
13	Japan Bank for International Cooperation	2.375%	11/16/22	35,080	34,090
13	Japan Bank for International Cooperation	3.375%	7/31/23	2,100	2,145
13	Japan Bank for International Cooperation	3.000%	5/29/24	16,500	16,400
13	Japan Bank for International Cooperation	2.125%	2/10/25	18,200	17,065
13	Japan Bank for International Cooperation	2.750%	1/21/26	5,800	5,663
13	Japan Bank for International Cooperation	2.375%	4/20/26	2,110	1,993
13	Japan Bank for International Cooperation	2.250%	11/4/26	30,000	28,126
13	Japan Bank for International Cooperation	2.875%	6/1/27	35,650	35,060
13	Japan Bank for International Cooperation	2.750%	11/16/27	36,720	35,380
13	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	400	412
13	Japan International Cooperation Agency	2.750%	4/27/27	12,000	11,529
12	KFW	1.875%	4/1/19	42,530	42,369
12	KFW	4.875%	6/17/19	38,975	40,145
12	KFW	1.000%	7/15/19	59,922	58,948
12	KFW	1.500%	9/9/19	42,545	42,013
12	KFW	1.750%	10/15/19	13,800	13,664
12	KFW	4.000%	1/27/20	40,845	41,980
12	KFW	1.750%	3/31/20	38,800	38,278
12	KFW	1.500%	4/20/20	45,950	45,042
12	KFW	1.625%	5/29/20	49,850	48,923
12	KFW	1.875%	6/30/20	46,130	45,508
12	KFW	2.750%	9/8/20	53,530	53,816
12	KFW	2.750%	10/1/20	46,589	46,778
12	KFW	1.875%	11/30/20	4,500	4,418
12	KFW	1.875%	12/15/20	62,330	61,187
12	KFW	1.625%	3/15/21	46,300	44,986
12	KFW	1.500%	6/15/21	97,060	93,710
12	KFW	2.375%	8/25/21	13,825	13,692
12	KFW	1.750%	9/15/21	65,500	63,476
12	KFW	2.000%	11/30/21	20,000	19,506
12	KFW	2.625%	1/25/22	4,000	3,986
12	KFW	2.125%	3/7/22	56,050	54,848
12	KFW	2.125%	6/15/22	50,080	48,838
12	KFW	2.000%	9/29/22	2,750	2,661
12	KFW	2.000%	10/4/22	24,700	23,906
12	KFW	2.125%	1/17/23	40,135	38,939
12	KFW	2.500%	11/20/24	49,150	48,003
12	KFW	2.000%	5/2/25	10,255	9,681
12	KFW	0.000%	4/18/36	15,890	9,050
12	KFW	0.000%	6/29/37	6,850	3,688
	Korea Development Bank	2.500%	3/11/20	3,500	3,458
	Korea Development Bank	2.500%	1/13/21	1,400	1,373
	Korea Development Bank	4.625%	11/16/21	6,975	7,275
	Korea Development Bank	2.625%	2/27/22	20,000	19,435
	Korea Development Bank	3.000%	9/14/22	16,040	15,749

	Korea Development Bank	3.375%	3/12/23	37,000	36,802
	Korea Development Bank	2.750%	3/19/23	9,600	9,269
	Korea Development Bank	3.750%	1/22/24	23,490	23,717
	Korea Development Bank	2.000%	9/12/26	1,500	1,320
12	KFW	2.250%	11/5/19	73,000	72,609
12	KFW	2.625%	4/12/21	24,262	24,222
12	KFW	2.375%	12/29/22	39,000	38,450
12	KFW	2.875%	4/3/28	1,000	990
	Landesbank Baden-Wuerttemberg	7.625%	2/1/23	1,000	1,190
12	Landwirtschaftliche Rentenbank	1.750%	4/15/19	3,425	3,404
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	13,365	13,168
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	100	99
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	42,950	40,679
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	24,600	23,824
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	17,675	16,153
12	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,039	18,321
	Nexen Energy ULC	6.200%	7/30/19	3,505	3,644
	Nexen Energy ULC	7.875%	3/15/32	9,765	13,382
	Nexen Energy ULC	5.875%	3/10/35	4,687	5,485
	Nexen Energy ULC	6.400%	5/15/37	9,984	12,274
	Nexen Energy ULC	7.500%	7/30/39	6,635	9,283
	Nordic Investment Bank	1.875%	6/14/19	20,900	20,799
	Nordic Investment Bank	1.500%	8/9/19	2,750	2,720
	Nordic Investment Bank	2.500%	4/28/20	10,825	10,822
	Nordic Investment Bank	1.500%	9/29/20	3,100	3,023
	Nordic Investment Bank	1.625%	11/20/20	21,330	20,830
	Nordic Investment Bank	2.250%	2/1/21	15,000	14,873
	Nordic Investment Bank	1.250%	8/2/21	4,950	4,729
	Nordic Investment Bank	2.125%	2/1/22	2,900	2,836
	North American Development Bank	4.375%	2/11/20	2,600	2,660
	North American Development Bank	2.400%	10/26/22	6,000	5,829
14	Oesterreichische Kontrollbank AG	1.125%	4/26/19	18,330	18,081
14	Oesterreichische Kontrollbank AG	1.750%	1/24/20	16,850	16,646
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	8,525	8,315
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	24,605	23,938
14	Oesterreichische Kontrollbank AG	1.875%	1/20/21	7,900	7,736
14	Oesterreichische Kontrollbank AG	2.375%	10/1/21	9,450	9,348
14	Oesterreichische Kontrollbank AG	2.875%	3/13/23	7,030	7,043
4	Oriental Republic of Uruguay	4.500%	8/14/24	12,601	13,271
4	Oriental Republic of Uruguay	4.375%	10/27/27	34,119	35,271
4	Oriental Republic of Uruguay	7.625%	3/21/36	13,645	18,472
4	Oriental Republic of Uruguay	4.125%	11/20/45	14,775	13,833
4	Oriental Republic of Uruguay	5.100%	6/18/50	34,570	35,694
	Petroleos Mexicanos	8.000%	5/3/19	1,689	1,775
	Petroleos Mexicanos	6.000%	3/5/20	4,678	4,887
	Petroleos Mexicanos	5.500%	1/21/21	30,850	32,084
	Petroleos Mexicanos	6.375%	2/4/21	32,020	34,132
	Petroleos Mexicanos	4.875%	1/24/22	22,198	22,740
	Petroleos Mexicanos	5.375%	3/13/22	5,500	5,716
	Petroleos Mexicanos	3.500%	1/30/23	23,256	22,301
	Petroleos Mexicanos	4.625%	9/21/23	33,352	33,337
	Petroleos Mexicanos	4.875%	1/18/24	25,008	25,196
4	Petroleos Mexicanos	2.290%	2/15/24	1,425	1,406
	Petroleos Mexicanos	2.378%	4/15/25	2,119	2,087
	Petroleos Mexicanos	4.500%	1/23/26	4,870	4,713
	Petroleos Mexicanos	6.875%	8/4/26	29,519	32,235
	Petroleos Mexicanos	6.500%	3/13/27	84,060	89,776

9	Petroleos Mexicanos	5.350%	2/12/28	5,550	5,440
	Petroleos Mexicanos	6.625%	6/15/35	22,361	22,985
	Petroleos Mexicanos	6.625%	6/15/38	7,275	7,463
	Petroleos Mexicanos	6.500%	6/2/41	23,105	22,952
	Petroleos Mexicanos	5.500%	6/27/44	16,977	15,095
	Petroleos Mexicanos	6.375%	1/23/45	10,664	10,344
	Petroleos Mexicanos	5.625%	1/23/46	55,031	48,966
	Petroleos Mexicanos	6.750%	9/21/47	116,723	117,995
9	Petroleos Mexicanos	6.350%	2/12/48	4,752	4,583
15	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,970	2,866
	Province of Alberta	1.900%	12/6/19	23,000	22,731
	Province of Alberta	2.200%	7/26/22	24,750	24,009
	Province of Alberta	3.300%	3/15/28	12,940	13,024
	Province of British Columbia	2.650%	9/22/21	18,660	18,598
	Province of British Columbia	2.000%	10/23/22	6,510	6,277
	Province of British Columbia	6.500%	1/15/26	266	324
	Province of British Columbia	2.250%	6/2/26	7,500	7,041
	Province of Manitoba	1.750%	5/30/19	4,000	3,971
	Province of Manitoba	2.100%	9/6/22	6,450	6,218
	Province of Manitoba	3.050%	5/14/24	23,250	23,174
	Province of Manitoba	2.125%	6/22/26	5,375	4,948
	Province of New Brunswick	2.500%	12/12/22	1,675	1,638
	Province of Ontario	1.250%	6/17/19	14,200	13,994
	Province of Ontario	1.650%	9/27/19	25,520	25,200
	Province of Ontario	4.000%	10/7/19	22,240	22,723
	Province of Ontario	4.400%	4/14/20	33,100	34,273
	Province of Ontario	1.875%	5/21/20	2,665	2,623
	Province of Ontario	2.550%	2/12/21	37,685	37,459
	Province of Ontario	2.500%	9/10/21	33,225	32,824
	Province of Ontario	2.400%	2/8/22	15,525	15,220
	Province of Ontario	2.250%	5/18/22	31,575	30,669
	Province of Ontario	2.450%	6/29/22	10,750	10,510
	Province of Ontario	2.200%	10/3/22	1,000	966
	Province of Ontario	3.200%	5/16/24	2,050	2,060
	Province of Ontario	2.500%	4/27/26	13,450	12,800
	Province of Quebec	3.500%	7/29/20	17,120	17,451
	Province of Quebec	2.750%	8/25/21	17,205	17,165
	Province of Quebec	2.375%	1/31/22	18,150	17,816
	Province of Quebec	2.625%	2/13/23	25,110	24,738
	Province of Quebec	7.500%	7/15/23	300	361
	Province of Quebec	7.125%	2/9/24	10,915	13,100
	Province of Quebec	2.875%	10/16/24	14,990	14,806
	Province of Quebec	2.500%	4/20/26	17,500	16,693
	Province of Quebec	2.750%	4/12/27	45,500	43,963
	Province of Quebec	7.500%	9/15/29	19,605	27,055
	Republic of Chile	3.875%	8/5/20	3,000	3,067
	Republic of Chile	3.250%	9/14/21	200	202
	Republic of Chile	2.250%	10/30/22	10,245	9,841
	Republic of Chile	3.125%	3/27/25	500	490
	Republic of Chile	3.125%	1/21/26	19,068	18,811
4	Republic of Chile	3.240%	2/6/28	31,009	30,358
	Republic of Chile	3.860%	6/21/47	17,087	16,634
	Republic of Colombia	11.750%	2/25/20	3,350	3,889
	Republic of Colombia	4.375%	7/12/21	12,552	12,966
4	Republic of Colombia	2.625%	3/15/23	20,485	19,613
	Republic of Colombia	4.000%	2/26/24	54,920	55,359

Republic of Colombia	8.125%	5/21/24	3,784	4,653
4 Republic of Colombia	4.500%	1/28/26	10,293	10,653
4 Republic of Colombia	3.875%	4/25/27	28,025	27,482
Republic of Colombia	10.375%	1/28/33	10,050	15,922
Republic of Colombia	7.375%	9/18/37	19,572	25,100
Republic of Colombia	6.125%	1/18/41	8,100	9,349
4 Republic of Colombia	5.625%	2/26/44	6,432	7,051
4 Republic of Colombia	5.000%	6/15/45	62,811	63,596
Republic of Finland	6.950%	2/15/26	1,905	2,359
Republic of Hungary	6.250%	1/29/20	22,405	23,701
Republic of Hungary	6.375%	3/29/21	80,761	87,929
Republic of Hungary	5.375%	2/21/23	20,417	22,050
Republic of Hungary	5.750%	11/22/23	1,800	1,989
Republic of Hungary	5.375%	3/25/24	18,894	20,594
Republic of Hungary	7.625%	3/29/41	7,505	10,850
Republic of Indonesia	2.950%	1/11/23	10,000	9,655
Republic of Indonesia	3.500%	1/11/28	9,300	8,887
9 Republic of Indonesia	4.750%	7/18/47	6,315	6,260
Republic of Indonesia	4.350%	1/11/48	21,380	20,391
Republic of Italy	6.875%	9/27/23	25,880	30,198
Republic of Italy	5.375%	6/15/33	16,595	19,102
Republic of Korea	7.125%	4/16/19	27,198	28,429
Republic of Korea	3.875%	9/11/23	10,650	11,015
Republic of Korea	5.625%	11/3/25	525	605
Republic of Korea	2.750%	1/19/27	25,300	23,996
Republic of Korea	4.125%	6/10/44	370	403
Republic of Panama	5.200%	1/30/20	30,168	31,465
4 Republic of Panama	4.000%	9/22/24	1,914	1,962
4 Republic of Panama	3.750%	3/16/25	16,875	17,002
Republic of Panama	7.125%	1/29/26	17,600	21,560
Republic of Panama	8.875%	9/30/27	850	1,173
4 Republic of Panama	3.875%	3/17/28	15,050	15,114
Republic of Panama	9.375%	4/1/29	12,195	17,835
4 Republic of Panama	6.700%	1/26/36	31,629	40,185
4 Republic of Panama	4.500%	5/15/47	20,825	21,137
4 Republic of Panama	4.300%	4/29/53	5,000	4,916
Republic of Peru	7.350%	7/21/25	5,540	6,886
Republic of Peru	4.125%	8/25/27	1,301	1,359
Republic of Peru	8.750%	11/21/33	43,964	65,909
4 Republic of Peru	6.550%	3/14/37	13,491	17,304
Republic of Peru	5.625%	11/18/50	36,441	43,666
Republic of Philippines	3.000%	2/1/28	18,800	17,988
Republic of Poland	6.375%	7/15/19	43,983	46,031
Republic of Poland	5.125%	4/21/21	26,325	27,970
Republic of Poland	5.000%	3/23/22	33,877	36,248
Republic of Poland	3.000%	3/17/23	21,518	21,330
Republic of Poland	4.000%	1/22/24	9,995	10,395
Republic of Poland	3.250%	4/6/26	25,710	25,517
Republic of the Philippines	8.375%	6/17/19	20,580	22,021
Republic of the Philippines	4.000%	1/15/21	11,610	11,876
Republic of the Philippines	9.500%	10/21/24	1,150	1,564
Republic of the Philippines	10.625%	3/16/25	19,300	27,864
Republic of the Philippines	5.500%	3/30/26	23,425	26,587
Republic of the Philippines	9.500%	2/2/30	11,400	17,342
Republic of the Philippines	7.750%	1/14/31	21,670	29,715
Republic of the Philippines	6.375%	1/15/32	7,900	9,865
Republic of the Philippines	6.375%	10/23/34	34,415	44,094

	Republic of the Philippines	5.000%	1/13/37	805	910
	Republic of the Philippines	3.950%	1/20/40	23,450	23,479
	Republic of the Philippines	3.700%	3/1/41	21,150	20,383
	Republic of the Philippines	3.700%	2/2/42	15,620	15,032
	State of Israel	4.000%	6/30/22	16,030	16,661
	State of Israel	3.150%	6/30/23	11,000	10,966
	State of Israel	2.875%	3/16/26	25,400	24,420
	State of Israel	3.250%	1/17/28	5,000	4,863
	State of Israel	4.500%	1/30/43	15,550	15,866
	State of Israel	4.125%	1/17/48	13,800	13,318
	Statoil ASA	2.250%	11/8/19	16,233	16,095
	Statoil ASA	2.900%	11/8/20	5,620	5,622
	Statoil ASA	2.750%	11/10/21	17,910	17,745
	Statoil ASA	3.150%	1/23/22	7,917	7,918
	Statoil ASA	2.450%	1/17/23	12,925	12,518
	Statoil ASA	7.750%	6/15/23	25	30
	Statoil ASA	2.650%	1/15/24	22,086	21,297
	Statoil ASA	3.700%	3/1/24	11,037	11,234
	Statoil ASA	3.250%	11/10/24	10,633	10,506
	Statoil ASA	7.250%	9/23/27	5,375	6,807
9	Statoil ASA	6.500%	12/1/28	975	1,204
	Statoil ASA	5.100%	8/17/40	3,731	4,367
	Statoil ASA	4.250%	11/23/41	8,395	8,786
	Statoil ASA	3.950%	5/15/43	10,512	10,587
	Statoil ASA	4.800%	11/8/43	7,950	9,025
	Svensk Exportkredit AB	1.250%	4/12/19	13,100	12,953
	Svensk Exportkredit AB	1.875%	6/17/19	12,000	11,925
	Svensk Exportkredit AB	1.125%	8/28/19	25,550	25,110
	Svensk Exportkredit AB	1.750%	5/18/20	16,000	15,746
	Svensk Exportkredit AB	1.875%	6/23/20	10,700	10,542
	Svensk Exportkredit AB	1.750%	8/28/20	7,225	7,074
	Svensk Exportkredit AB	1.750%	3/10/21	12,350	12,031
	Svensk Exportkredit AB	2.000%	8/30/22	16,500	15,947
	Svensk Exportkredit AB	2.875%	3/14/23	12,750	12,756
	United Mexican States	3.500%	1/21/21	2,988	3,017
	United Mexican States	3.625%	3/15/22	57,309	58,240
	United Mexican States	4.000%	10/2/23	60,171	61,592
	United Mexican States	3.600%	1/30/25	31,672	31,230
	United Mexican States	4.125%	1/21/26	7,783	7,898
	United Mexican States	4.150%	3/28/27	26,400	26,670
	United Mexican States	3.750%	1/11/28	54,800	52,908
	United Mexican States	7.500%	4/8/33	16,775	21,992
	United Mexican States	6.750%	9/27/34	10,208	12,530
	United Mexican States	6.050%	1/11/40	54,446	61,526
	United Mexican States	4.750%	3/8/44	73,821	71,791
	United Mexican States	4.600%	1/23/46	14,539	13,806
	United Mexican States	4.350%	1/15/47	17,450	16,015
	United Mexican States	4.600%	2/10/48	1,500	1,423
	United Mexican States	5.750%	10/12/10	52,150	52,743
Total Sovereign Bonds (Cost $9,718,330)					9,630,637
Taxable Municipal Bonds (0.7%)
	Alabama Economic Settlement Authority
	BP Settlement Revenue	3.163%	9/15/25	4,500	4,493
	Alameda County CA Joint Powers Authority
	Lease Revenue	7.046%	12/1/44	2,050	3,014
	American Municipal Power Ohio Inc.
	Revenue (Hydroelectric Projects)	6.449%	2/15/44	50	68

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	2,300	3,533
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	1,000	1,324
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	8,500	10,755
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	2,175	2,826
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	1,550	2,304
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	8,225	13,866
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	4,075	5,678
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	16,970	23,839
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	2,900	4,327
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	10,330	15,447
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	14,745	14,288
California GO	6.200%	10/1/19	11,250	11,867
California GO	5.700%	11/1/21	23,950	26,277
California GO	2.367%	4/1/22	2,000	1,979
California GO	7.500%	4/1/34	35,650	51,422
California GO	7.950%	3/1/36	550	602
California GO	7.550%	4/1/39	16,730	25,474
California GO	7.300%	10/1/39	6,055	8,830
California GO	7.350%	11/1/39	27,470	40,158
California GO	7.625%	3/1/40	15,200	23,147
California GO	7.600%	11/1/40	15,670	24,241
California State University Systemwide
Revenue	3.899%	11/1/47	3,220	3,274
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,744
Chicago IL GO	7.045%	1/1/29	3,000	3,235
Chicago IL GO	7.375%	1/1/33	1,850	2,051
Chicago IL GO	7.781%	1/1/35	2,010	2,319
Chicago IL GO	5.432%	1/1/42	2,500	2,287
Chicago IL GO	6.314%	1/1/44	5,700	5,734
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,050	10,165
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,745	2,366
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,375	3,008

Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	7,135	9,415
Chicago IL Water Revenue	6.742%	11/1/40	5,750	7,421
Clark County NV Airport System Revenue	6.881%	7/1/42	475	503
Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	5,548
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	7,000	7,033
Connecticut GO	5.090%	10/1/30	8,770	9,493
Connecticut GO	5.850%	3/15/32	6,410	7,578
Cook County IL GO	6.229%	11/15/34	5,525	6,876
Dallas County TX Hospital District Revenue	5.621%	8/15/44	2,100	2,619
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,756
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,850	4,612
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	9,740	12,985
Dallas TX Independent School District GO	6.450%	2/15/35	3,750	4,112
District of Columbia Income Tax Revenue	5.591%	12/1/34	1,175	1,410
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	11,500	12,951
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	5,255	6,832
Emory University Georgia GO	5.625%	9/1/19	7,000	7,281
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	4,000	3,990
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.814%	7/1/24	95	93
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	7,330	7,283
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	19,255	19,364
George Washington University District of
Columbia GO	4.126%	9/15/48	7,715	7,697
George Washington University District of
Columbia GO	3.485%	9/15/22	7,450	7,515
George Washington University District of
Columbia GO	4.300%	9/15/44	4,825	5,044
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	13,095	16,266
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	6,718	8,270
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	3,699	4,436
Houston TX GO	6.290%	3/1/32	14,825	17,306
Illinois GO	4.950%	6/1/23	14,925	15,427
Illinois GO	5.100%	6/1/33	60,279	56,501
Illinois GO	6.630%	2/1/35	8,155	8,482
Illinois GO	6.725%	4/1/35	5,975	6,262
Illinois GO	7.350%	7/1/35	8,700	9,496
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	5,130	6,518
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	6,300	6,584
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	4,100	4,473
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	1,900	2,094
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	400	440

16	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	4,300	5,001
	Los Angeles CA Community College
	District GO	6.750%	8/1/49	3,025	4,481
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	3,840	4,916
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	1,550	1,668
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	2,700	3,912
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	5,060	7,526
	Los Angeles CA Unified School District GO	5.750%	7/1/34	10,200	12,631
	Los Angeles CA Unified School District GO	6.758%	7/1/34	14,910	19,945
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	8,500	10,449
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	2,200	3,297
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	2,330	3,012
	Massachusetts GO	4.200%	12/1/21	5,020	5,231
	Massachusetts GO	4.500%	8/1/31	400	440
	Massachusetts GO	5.456%	12/1/39	5,250	6,471
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,825
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	1,000	1,271
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	3,079
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,425	9,519
	Mississippi GO	5.245%	11/1/34	1,375	1,626
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	5,750	5,560
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	1,650	1,939
17	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	15,525	19,198
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	12,075	13,525
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	11,355	11,870
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	8,635	10,981
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	14,050	20,694
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	15,750	22,544
	New York City NY GO	6.246%	6/1/35	2,150	2,300
	New York City NY GO	5.517%	10/1/37	7,150	8,806
	New York City NY GO	6.271%	12/1/37	1,980	2,647

	New York City NY Housing Development
	Corp. Multi-Family Mortgage Revenue (8
	Spruce Street)	3.709%	2/15/48	150	151
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	1,435	1,876
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.724%	6/15/42	395	515
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	2,900	3,865
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	1,050	1,405
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	4,400	5,523
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	19,675	26,177
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	4,675	5,684
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	8,550	10,609
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,405	30,756
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	1,950	2,412
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	200	271
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,627
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.600%	3/15/40	865	1,067
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	6,909
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	4,780	5,970
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	10,730	15,743
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	9,260	10,851
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	2,610	2,617
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	3,200	3,498
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	2,550	2,828
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,425	3,024
	Oregon GO	5.892%	6/1/27	5,230	6,175
16	Oregon School Boards Association GO	5.528%	6/30/28	1,200	1,351
17	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,813
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	2,617	2,848

Pennsylvania Turnpike Commission
Revenue	5.511%	12/1/45	2,195	2,768
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	2,560	3,186
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	6,355	8,080
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	12,075	15,352
Port Authority of New York & New Jersey
Revenue	4.960%	8/1/46	6,300	7,521
Port Authority of New York & New Jersey
Revenue	5.310%	8/1/46	4,625	5,094
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	3,600	4,205
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	21,900	23,965
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	5,400	6,360
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	6,100	7,221
President & Fellows of Harvard College
Massachusetts GO	3.150%	7/15/46	5,962	5,469
Princeton University New Jersey GO	5.700%	3/1/39	9,740	12,643
Regents of the University of California
Revenue	3.063%	7/1/25	10,500	10,436
Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	3,400	4,448
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	3,275	3,928
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,700	8,320
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,525	3,469
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,700	4,296
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	4,335	5,642
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	6,750	8,668
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	5,300	5,751
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	2,225	2,934
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	11,720	16,023
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	4,950	7,206
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	5,940	5,750
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	8,800	10,554
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	4,250	4,015
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	8,750	11,789

	Stanford University California GO	4.750%	5/1/19	30	31
	Texas GO	5.517%	4/1/39	8,265	10,591
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	5,035	5,893
	Texas Transportation Commission
	Revenue	4.631%	4/1/33	8,450	9,488
	Texas Transportation Commission
	Revenue	4.681%	4/1/40	2,850	3,291
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	3,950	5,424
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	2,575	3,520
	University of California Revenue	6.270%	5/15/31	500	521
	University of California Revenue	5.770%	5/15/43	1,120	1,429
	University of California Revenue	5.946%	5/15/45	13,100	16,683
	University of California Revenue	4.858%	5/15/12	16,990	18,423
	University of California Revenue	4.767%	5/15/15	8,275	8,731
	University of Southern California GO	5.250%	10/1/11	3,400	4,028
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	5,800	5,519
	University of Texas Revenue	3.354%	8/15/47	3,200	3,052
	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	1,535	1,616
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	119
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,710	1,970
	University of Virginia Revenue	4.179%	9/1/17	3,500	3,504
	Utah GO	4.554%	7/1/24	2,425	2,575
	Utah GO	3.539%	7/1/25	8,710	8,908
	Washington GO	5.140%	8/1/40	5,935	7,113
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	17,970	18,387
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	3,100	3,051
16	Wisconsin GO	5.700%	5/1/26	1,370	1,553
Total Taxable Municipal Bonds (Cost $1,275,258)					1,424,350
				Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
18	Vanguard Market Liquidity Fund (Cost
	$5,110,045)	1.775%		51,103,193	5,110,319

Total Investments (102.0%) (Cost $203,892,533)					201,733,521
Other Assets and Liabilities-Net (-2.0%)					(3,938,749)
Net Assets (100%)					197,794,772

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2018.
6 Adjustable-rate security based upon 12-month USD LIBOR plus spread.

7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $1,453,727,000, representing 0.7% of net assets.
10 Security value determined using significant unobservable inputs.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $6,810,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities

Total Bond Market Index Fund

in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Net Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	126,529,863	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,112,538	1
Corporate Bonds	—	53,925,813	—
Sovereign Bonds	—	9,630,637	—
Taxable Municipal Bonds	—	1,424,350	—
Temporary Cash Investments	5,110,319	—	—
Total	5,110,319	196,623,201	1

E. At March 31, 2018, the cost of investment securities for tax purposes was $203,892,533,000. Net unrealized depreciation of investment securities for tax purposes was $2,159,012,000, consisting of unrealized gains of $1,802,953,000 on securities that had risen in value since their purchase and $3,961,965,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed
Bonds	2.125%	1/15/19	155,697	182,895
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/19	1,233,580	1,303,887
United States Treasury Inflation Indexed
Bonds	1.875%	7/15/19	342,276	408,018
United States Treasury Inflation Indexed
Bonds	1.375%	1/15/20	395,584	463,206
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/20	1,080,200	1,138,857
United States Treasury Inflation Indexed
Bonds	1.250%	7/15/20	641,210	748,130
United States Treasury Inflation Indexed
Bonds	1.125%	1/15/21	770,499	892,417
1 United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	1,441,500	1,494,359
United States Treasury Inflation Indexed
Bonds	0.625%	7/15/21	857,801	954,431
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/22	937,671	1,015,155
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/22	1,130,000	1,134,973
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/22	987,019	1,052,400
United States Treasury Inflation Indexed
Bonds	0.125%	1/15/23	977,330	1,031,130
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/23	977,936	1,037,527
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/24	991,256	1,057,455
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/24	988,771	1,007,489
United States Treasury Inflation Indexed
Bonds	0.250%	1/15/25	1,005,300	1,028,049
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/25	521,651	767,302
United States Treasury Inflation Indexed
Bonds	0.375%	7/15/25	984,844	1,015,225
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	887,522	924,670
United States Treasury Inflation Indexed
Bonds	2.000%	1/15/26	399,727	550,598
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/26	851,304	845,236
United States Treasury Inflation Indexed
Bonds	0.375%	1/15/27	815,439	814,632
United States Treasury Inflation Indexed
Bonds	2.375%	1/15/27	314,047	441,668

United States Treasury Inflation Indexed
Bonds	0.375%	7/15/27	415,000	409,801
United States Treasury Inflation Indexed
Bonds	0.500%	1/15/28	783,400	772,329
United States Treasury Inflation Indexed
Bonds	1.750%	1/15/28	340,866	442,810
United States Treasury Inflation Indexed
Bonds	3.625%	4/15/28	222,575	436,658
United States Treasury Inflation Indexed
Bonds	2.500%	1/15/29	282,170	385,364
United States Treasury Inflation Indexed
Bonds	3.875%	4/15/29	231,242	463,445
United States Treasury Inflation Indexed
Bonds	3.375%	4/15/32	112,029	210,191
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/40	94,056	135,670
United States Treasury Inflation Indexed
Bonds	2.125%	2/15/41	232,258	332,711
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/42	421,145	447,755
United States Treasury Inflation Indexed
Bonds	0.625%	2/15/43	317,755	321,589
United States Treasury Inflation Indexed
Bonds	1.375%	2/15/44	482,735	568,841
United States Treasury Inflation Indexed
Bonds	0.750%	2/15/45	635,400	642,176
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/46	399,802	426,598
United States Treasury Inflation Indexed
Bonds	0.875%	2/15/47	515,100	522,801
United States Treasury Inflation Indexed
Bonds	1.000%	2/15/48	180,000	184,886
Total U.S. Government and Agency Obligations (Cost $27,593,477)				28,013,334

				Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund
(Cost $64,177)		1.775%		641,834	64,183
Total Investments (99.8%) (Cost $27,657,654)					28,077,517

				Notional
	Expiration			Amount	Value
	Date	Contracts Exercise Price		($000)	($000)
Liability for Options Written (0.0%)

Call Options on 10-year U.S. Treasury
Note Futures Contracts	4/13/18	96	USD 120.75	11,592	(60)

Call Options on 10-year U.S. Treasury
Note Futures Contracts	4/20/18	190	USD 120.00	22,800	(238)

Call Options on 10-year U.S. Treasury
Note Futures Contracts	4/20/18	191	USD 120.50	23,016	(164)

Call Options on 10-year U.S. Treasury
Note Futures Contracts	4/20/18	189	USD 121.00	22,869	(103)

Call Options on 10-year U.S. Treasury
Note Futures Contracts	5/25/18	672	USD 122.00	81,984	(283)

Put Options on 10-year U.S. Treasury
Note Futures Contracts	4/13/18	96	USD 120.25	11,544	(9)

Put Options on 10-year U.S. Treasury
Note Futures Contracts	4/20/18	191	USD 120.50	23,016	(39)

Put Options on 10-year U.S. Treasury
Note Futures Contracts	4/20/18	190	USD 120.00	22,800	(18)

Put Options on 10-year U.S. Treasury
Note Futures Contracts	5/25/18	192	USD 120.00	23,040	(60)
Total Liability for Options Written (Premiums Received $900)					(974)
Other Assets and Liabilities-Net (0.2%)					56,368
Net Assets (100%)					28,132,911

1 Securities with a value of $6,641,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2018	3,989	456,585	1,837

Short Futures Contracts
2-Year U.S. Treasury Note	June 2018	(5,612)	(1,193,164)	(169)
Ultra Long U.S. Treasury Bond	June 2018	(984)	(157,901)	(4,247)
10-Year U.S. Treasury Note	June 2018	(900)	(109,027)	(126)
Ultra 10-Year U.S. Treasury Note	June 2018	(190)	(24,673)	(44)
				(4,586)
				(2,749)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,013,334	—
Temporary Cash Investments	64,183	—	—
Liability for Options Written	(974)	—	—
Futures Contracts—Assets[1]	10,553	—	—
Futures Contracts—Liabilities[1]	(12,170)	—	—
Total	61,592	28,013,334	—
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund uses futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that interest rates move such that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. At March 31, 2018, the cost of investment securities for tax purposes was $27,657,654,000. Net unrealized appreciation of investment securities for tax purposes was $419,863,000, consisting of unrealized gains of $691,883,000 on securities that had risen in value since their purchase and $272,020,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market II Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (64.5%)
U.S. Government Securities (41.1%)
United States Treasury Note/Bond	1.125%	1/15/19	240,005	238,167
United States Treasury Note/Bond	1.125%	1/31/19	17,220	17,080
United States Treasury Note/Bond	1.250%	1/31/19	60,775	60,348
United States Treasury Note/Bond	1.500%	1/31/19	105,750	105,221
United States Treasury Note/Bond	0.750%	2/15/19	158,495	156,637
United States Treasury Note/Bond	2.750%	2/15/19	15,365	15,444
United States Treasury Note/Bond	1.125%	2/28/19	3,805	3,772
United States Treasury Note/Bond	1.375%	2/28/19	178,275	177,077
United States Treasury Note/Bond	1.500%	2/28/19	257,155	255,748
United States Treasury Note/Bond	1.000%	3/15/19	266,354	263,525
United States Treasury Note/Bond	1.250%	3/31/19	166,530	165,073
United States Treasury Note/Bond	1.500%	3/31/19	32,800	32,595
United States Treasury Note/Bond	1.625%	3/31/19	60,380	60,078
United States Treasury Note/Bond	0.875%	4/15/19	6,750	6,661
United States Treasury Note/Bond	1.250%	4/30/19	57,180	56,626
United States Treasury Note/Bond	1.625%	4/30/19	54,000	53,688
United States Treasury Note/Bond	0.875%	5/15/19	25,000	24,640
United States Treasury Note/Bond	3.125%	5/15/19	58,125	58,716
United States Treasury Note/Bond	1.125%	5/31/19	56,175	55,490
United States Treasury Note/Bond	1.250%	5/31/19	240,805	238,248
United States Treasury Note/Bond	1.500%	5/31/19	108,925	108,074
United States Treasury Note/Bond	0.875%	6/15/19	175,691	172,973
United States Treasury Note/Bond	1.000%	6/30/19	37,103	36,552
United States Treasury Note/Bond	1.250%	6/30/19	206,455	204,068
United States Treasury Note/Bond	1.625%	6/30/19	336,175	333,862
United States Treasury Note/Bond	0.750%	7/15/19	274,895	269,870
United States Treasury Note/Bond	0.875%	7/31/19	144,261	141,781
United States Treasury Note/Bond	1.375%	7/31/19	93,175	92,171
United States Treasury Note/Bond	1.625%	7/31/19	286,000	283,855
United States Treasury Note/Bond	0.750%	8/15/19	157,329	154,256
United States Treasury Note/Bond	3.625%	8/15/19	271,150	276,234
United States Treasury Note/Bond	8.125%	8/15/19	1,215	1,312
United States Treasury Note/Bond	1.000%	8/31/19	276,575	271,865
United States Treasury Note/Bond	1.250%	8/31/19	37,425	36,922
United States Treasury Note/Bond	1.625%	8/31/19	275,523	273,241
United States Treasury Note/Bond	0.875%	9/15/19	108,455	106,353
United States Treasury Note/Bond	1.000%	9/30/19	65,253	64,091
United States Treasury Note/Bond	1.750%	9/30/19	306,311	304,158
United States Treasury Note/Bond	1.000%	10/15/19	246,535	241,989
United States Treasury Note/Bond	1.250%	10/31/19	75,000	73,852
United States Treasury Note/Bond	1.500%	10/31/19	575,125	568,477
United States Treasury Note/Bond	1.000%	11/15/19	898,430	880,740
United States Treasury Note/Bond	3.375%	11/15/19	40,476	41,197
United States Treasury Note/Bond	1.000%	11/30/19	160,000	156,750
United States Treasury Note/Bond	1.500%	11/30/19	503,000	496,868
United States Treasury Note/Bond	1.750%	11/30/19	123,850	122,844
United States Treasury Note/Bond	1.375%	12/15/19	823,422	811,202
United States Treasury Note/Bond	1.125%	12/31/19	47,315	46,406
United States Treasury Note/Bond	1.625%	12/31/19	282,284	279,240

United States Treasury Note/Bond	1.875%	12/31/19	626,614	622,503
United States Treasury Note/Bond	1.375%	1/15/20	441,610	434,778
United States Treasury Note/Bond	1.250%	1/31/20	137,319	134,809
United States Treasury Note/Bond	1.375%	1/31/20	76,890	75,677
United States Treasury Note/Bond	2.000%	1/31/20	41,376	41,182
United States Treasury Note/Bond	1.375%	2/15/20	186,627	183,537
United States Treasury Note/Bond	8.500%	2/15/20	5,018	5,597
United States Treasury Note/Bond	1.375%	2/29/20	66,100	64,984
United States Treasury Note/Bond	2.250%	2/29/20	85,828	85,788
United States Treasury Note/Bond	1.625%	3/15/20	531,000	524,278
United States Treasury Note/Bond	1.375%	3/31/20	64,030	62,879
United States Treasury Note/Bond	2.250%	3/31/20	164,570	164,519
United States Treasury Note/Bond	1.500%	4/15/20	347,514	341,975
United States Treasury Note/Bond	1.125%	4/30/20	56,276	54,922
United States Treasury Note/Bond	1.375%	4/30/20	186,474	182,948
United States Treasury Note/Bond	1.500%	5/15/20	307,960	302,811
United States Treasury Note/Bond	3.500%	5/15/20	134,995	138,243
United States Treasury Note/Bond	1.375%	5/31/20	135,615	132,903
United States Treasury Note/Bond	1.500%	5/31/20	798,900	785,047
United States Treasury Note/Bond	1.500%	6/15/20	338,310	332,335
United States Treasury Note/Bond	1.625%	6/30/20	126,325	124,391
United States Treasury Note/Bond	1.875%	6/30/20	151,470	149,931
United States Treasury Note/Bond	1.500%	7/15/20	428,455	420,490
United States Treasury Note/Bond	1.625%	7/31/20	163,070	160,471
United States Treasury Note/Bond	1.500%	8/15/20	770,184	755,504
United States Treasury Note/Bond	2.625%	8/15/20	233,220	234,640
United States Treasury Note/Bond	8.750%	8/15/20	21,755	24,957
United States Treasury Note/Bond	1.375%	8/31/20	268,375	262,210
United States Treasury Note/Bond	2.125%	8/31/20	230,683	229,458
United States Treasury Note/Bond	1.375%	9/15/20	127,730	124,796
United States Treasury Note/Bond	1.375%	9/30/20	283,315	276,541
United States Treasury Note/Bond	2.000%	9/30/20	14,642	14,518
United States Treasury Note/Bond	1.625%	10/15/20	672,940	660,747
United States Treasury Note/Bond	1.375%	10/31/20	312,743	305,021
United States Treasury Note/Bond	1.750%	10/31/20	246,582	242,767
United States Treasury Note/Bond	1.750%	11/15/20	1,313,195	1,292,880
United States Treasury Note/Bond	2.625%	11/15/20	232,450	233,903
United States Treasury Note/Bond	1.625%	11/30/20	64,000	62,770
United States Treasury Note/Bond	2.000%	11/30/20	241,475	239,174
United States Treasury Note/Bond	1.875%	12/15/20	709,465	700,263
United States Treasury Note/Bond	1.750%	12/31/20	212,111	208,599
United States Treasury Note/Bond	2.375%	12/31/20	119,345	119,345
United States Treasury Note/Bond	2.000%	1/15/21	690,595	683,579
United States Treasury Note/Bond	1.375%	1/31/21	325,353	316,354
United States Treasury Note/Bond	2.125%	1/31/21	169,525	168,281
United States Treasury Note/Bond	2.250%	2/15/21	511,532	509,455
United States Treasury Note/Bond	3.625%	2/15/21	143,290	148,193
United States Treasury Note/Bond	7.875%	2/15/21	22,550	25,999
United States Treasury Note/Bond	1.125%	2/28/21	139,373	134,386
United States Treasury Note/Bond	2.000%	2/28/21	340,741	336,908
United States Treasury Note/Bond	2.375%	3/15/21	165,221	165,143
United States Treasury Note/Bond	1.250%	3/31/21	236,387	228,520
United States Treasury Note/Bond	2.250%	3/31/21	206,451	205,515
United States Treasury Note/Bond	1.375%	4/30/21	129,581	125,592
United States Treasury Note/Bond	2.250%	4/30/21	74,355	73,995
United States Treasury Note/Bond	3.125%	5/15/21	13,845	14,133
United States Treasury Note/Bond	1.375%	5/31/21	58,985	57,086

United States Treasury Note/Bond	2.000%	5/31/21	123,450	121,811
United States Treasury Note/Bond	1.125%	6/30/21	651,993	625,405
United States Treasury Note/Bond	2.125%	6/30/21	338,285	334,902
United States Treasury Note/Bond	1.125%	7/31/21	356,305	341,272
United States Treasury Note/Bond	2.250%	7/31/21	179,750	178,598
United States Treasury Note/Bond	2.125%	8/15/21	287,453	284,265
United States Treasury Note/Bond	8.125%	8/15/21	34,550	40,893
United States Treasury Note/Bond	1.125%	8/31/21	274,994	263,007
United States Treasury Note/Bond	2.000%	8/31/21	173,550	170,919
United States Treasury Note/Bond	1.125%	9/30/21	58,473	55,842
United States Treasury Note/Bond	2.125%	9/30/21	193,750	191,539
United States Treasury Note/Bond	1.250%	10/31/21	468,817	449,258
United States Treasury Note/Bond	2.000%	10/31/21	275,870	271,387
United States Treasury Note/Bond	2.000%	11/15/21	281,291	276,675
United States Treasury Note/Bond	1.750%	11/30/21	546,296	532,300
United States Treasury Note/Bond	1.875%	11/30/21	177,492	173,775
United States Treasury Note/Bond	2.000%	12/31/21	176,415	173,273
United States Treasury Note/Bond	2.125%	12/31/21	154,225	152,249
United States Treasury Note/Bond	1.500%	1/31/22	325,593	313,689
United States Treasury Note/Bond	1.875%	1/31/22	323,028	315,660
United States Treasury Note/Bond	2.000%	2/15/22	39,412	38,710
United States Treasury Note/Bond	1.750%	2/28/22	160,777	156,306
United States Treasury Note/Bond	1.875%	2/28/22	304,490	297,353
United States Treasury Note/Bond	1.750%	3/31/22	102,337	99,427
United States Treasury Note/Bond	1.875%	3/31/22	504,683	492,459
United States Treasury Note/Bond	1.750%	4/30/22	141,350	137,176
United States Treasury Note/Bond	1.875%	4/30/22	63,511	61,913
United States Treasury Note/Bond	1.750%	5/31/22	74,151	71,903
United States Treasury Note/Bond	1.875%	5/31/22	95,350	92,951
United States Treasury Note/Bond	1.750%	6/30/22	458,955	444,613
United States Treasury Note/Bond	2.125%	6/30/22	35,735	35,160
United States Treasury Note/Bond	1.875%	7/31/22	54,738	53,250
United States Treasury Note/Bond	2.000%	7/31/22	47,730	46,701
United States Treasury Note/Bond	1.625%	8/15/22	326,884	314,678
United States Treasury Note/Bond	7.250%	8/15/22	75	90
United States Treasury Note/Bond	1.625%	8/31/22	372,190	358,002
United States Treasury Note/Bond	1.875%	8/31/22	233,806	227,376
United States Treasury Note/Bond	1.750%	9/30/22	250,303	241,855
United States Treasury Note/Bond	1.875%	9/30/22	507,126	492,703
United States Treasury Note/Bond	1.875%	10/31/22	246,430	239,306
United States Treasury Note/Bond	2.000%	10/31/22	538,170	525,388
United States Treasury Note/Bond	1.625%	11/15/22	58,976	56,598
United States Treasury Note/Bond	7.625%	11/15/22	150	183
United States Treasury Note/Bond	2.000%	11/30/22	401,175	391,459
United States Treasury Note/Bond	2.125%	12/31/22	365,696	358,554
United States Treasury Note/Bond	1.750%	1/31/23	218,340	210,220
United States Treasury Note/Bond	2.375%	1/31/23	281,440	279,022
United States Treasury Note/Bond	2.000%	2/15/23	204,625	199,317
United States Treasury Note/Bond	7.125%	2/15/23	15,675	18,935
United States Treasury Note/Bond	1.500%	2/28/23	264,130	251,087
United States Treasury Note/Bond	2.625%	2/28/23	220,434	221,020
United States Treasury Note/Bond	1.500%	3/31/23	103,390	98,172
United States Treasury Note/Bond	2.500%	3/31/23	300,000	298,968
United States Treasury Note/Bond	1.625%	4/30/23	151,271	144,346
United States Treasury Note/Bond	1.750%	5/15/23	304,150	291,890
United States Treasury Note/Bond	1.625%	5/31/23	129,505	123,455
United States Treasury Note/Bond	1.375%	6/30/23	389,587	366,395

United States Treasury Note/Bond	1.250%	7/31/23	217,965	203,355
United States Treasury Note/Bond	2.500%	8/15/23	353,810	351,984
United States Treasury Note/Bond	6.250%	8/15/23	31,045	36,716
United States Treasury Note/Bond	1.375%	8/31/23	393,095	368,711
United States Treasury Note/Bond	1.375%	9/30/23	218,190	204,383
United States Treasury Note/Bond	1.625%	10/31/23	456,445	433,052
United States Treasury Note/Bond	2.750%	11/15/23	343,390	345,643
United States Treasury Note/Bond	2.125%	11/30/23	353,625	344,286
United States Treasury Note/Bond	2.250%	12/31/23	201,775	197,614
United States Treasury Note/Bond	2.250%	1/31/24	290,600	284,425
United States Treasury Note/Bond	2.750%	2/15/24	218,849	220,149
United States Treasury Note/Bond	2.125%	2/29/24	570,811	554,492
United States Treasury Note/Bond	2.125%	3/31/24	512,645	497,425
United States Treasury Note/Bond	2.000%	4/30/24	167,040	160,828
United States Treasury Note/Bond	2.500%	5/15/24	468,818	464,570
United States Treasury Note/Bond	2.000%	5/31/24	365,731	351,903
United States Treasury Note/Bond	2.000%	6/30/24	380,940	366,297
United States Treasury Note/Bond	2.125%	7/31/24	203,340	196,890
United States Treasury Note/Bond	2.375%	8/15/24	499,320	490,662
United States Treasury Note/Bond	1.875%	8/31/24	317,710	302,867
United States Treasury Note/Bond	2.125%	9/30/24	634,270	613,358
United States Treasury Note/Bond	2.250%	10/31/24	309,393	301,272
United States Treasury Note/Bond	2.250%	11/15/24	299,872	291,859
United States Treasury Note/Bond	7.500%	11/15/24	16,650	21,536
United States Treasury Note/Bond	2.125%	11/30/24	748,200	722,597
United States Treasury Note/Bond	2.250%	12/31/24	335,025	325,916
United States Treasury Note/Bond	2.500%	1/31/25	315,825	312,026
United States Treasury Note/Bond	2.000%	2/15/25	329,559	315,088
United States Treasury Note/Bond	2.750%	2/28/25	488,555	490,309
United States Treasury Note/Bond	2.625%	3/31/25	250,000	248,827
United States Treasury Note/Bond	2.125%	5/15/25	485,546	467,260
United States Treasury Note/Bond	2.000%	8/15/25	550,133	523,913
United States Treasury Note/Bond	6.875%	8/15/25	4,072	5,210
United States Treasury Note/Bond	2.250%	11/15/25	446,040	431,472
United States Treasury Note/Bond	1.625%	2/15/26	279,234	257,462
United States Treasury Note/Bond	1.625%	5/15/26	327,078	300,656
United States Treasury Note/Bond	1.500%	8/15/26	514,832	467,128
United States Treasury Note/Bond	6.750%	8/15/26	8,800	11,461
United States Treasury Note/Bond	2.000%	11/15/26	288,062	271,545
United States Treasury Note/Bond	6.500%	11/15/26	36,215	46,723
United States Treasury Note/Bond	2.250%	2/15/27	456,416	438,442
United States Treasury Note/Bond	6.625%	2/15/27	39,650	51,880
United States Treasury Note/Bond	2.375%	5/15/27	100,510	97,464
United States Treasury Note/Bond	2.250%	8/15/27	417,539	400,186
United States Treasury Note/Bond	6.375%	8/15/27	6,850	8,911
United States Treasury Note/Bond	2.250%	11/15/27	177,761	170,151
United States Treasury Note/Bond	6.125%	11/15/27	106,808	137,231
United States Treasury Note/Bond	2.750%	2/15/28	742,961	742,731
United States Treasury Note/Bond	5.500%	8/15/28	35,575	44,330
United States Treasury Note/Bond	5.250%	11/15/28	76,342	93,710
United States Treasury Note/Bond	5.250%	2/15/29	156,279	192,540
United States Treasury Note/Bond	6.125%	8/15/29	72,930	96,667
United States Treasury Note/Bond	6.250%	5/15/30	147,435	199,866
United States Treasury Note/Bond	5.375%	2/15/31	314,875	402,845
United States Treasury Note/Bond	4.500%	2/15/36	268,600	331,428
United States Treasury Note/Bond	4.750%	2/15/37	173,000	221,115
United States Treasury Note/Bond	5.000%	5/15/37	118,327	155,748

United States Treasury Note/Bond	4.375%	2/15/38	58,450	71,811
United States Treasury Note/Bond	4.500%	5/15/38	79,579	99,436
United States Treasury Note/Bond	3.500%	2/15/39	110,394	121,071
United States Treasury Note/Bond	4.250%	5/15/39	109,367	132,847
United States Treasury Note/Bond	4.500%	8/15/39	129,306	162,218
United States Treasury Note/Bond	4.375%	11/15/39	107,905	133,380
United States Treasury Note/Bond	4.625%	2/15/40	192,305	245,639
United States Treasury Note/Bond	4.375%	5/15/40	154,320	190,996
United States Treasury Note/Bond	3.875%	8/15/40	125,050	144,492
United States Treasury Note/Bond	4.250%	11/15/40	137,654	167,723
United States Treasury Note/Bond	4.750%	2/15/41	152,492	198,740
United States Treasury Note/Bond	4.375%	5/15/41	127,000	157,758
United States Treasury Note/Bond	3.750%	8/15/41	133,000	151,225
United States Treasury Note/Bond	3.125%	11/15/41	184,626	190,279
United States Treasury Note/Bond	3.125%	2/15/42	163,742	168,782
United States Treasury Note/Bond	3.000%	5/15/42	238,000	240,009
United States Treasury Note/Bond	2.750%	8/15/42	446,938	430,808
United States Treasury Note/Bond	2.750%	11/15/42	705,854	679,603
United States Treasury Note/Bond	3.125%	2/15/43	248,259	255,203
United States Treasury Note/Bond	2.875%	5/15/43	333,200	327,629
United States Treasury Note/Bond	3.625%	8/15/43	334,652	373,712
United States Treasury Note/Bond	3.750%	11/15/43	221,706	252,676
United States Treasury Note/Bond	3.625%	2/15/44	192,994	215,702
United States Treasury Note/Bond	3.375%	5/15/44	181,990	195,241
United States Treasury Note/Bond	3.125%	8/15/44	202,650	208,160
United States Treasury Note/Bond	3.000%	11/15/44	272,831	274,026
United States Treasury Note/Bond	2.500%	2/15/45	242,882	221,173
United States Treasury Note/Bond	3.000%	5/15/45	253,154	254,144
United States Treasury Note/Bond	2.875%	8/15/45	255,506	250,276
United States Treasury Note/Bond	3.000%	11/15/45	158,437	158,957
United States Treasury Note/Bond	2.500%	2/15/46	315,698	286,594
United States Treasury Note/Bond	2.500%	5/15/46	292,873	265,645
United States Treasury Note/Bond	2.250%	8/15/46	403,005	346,145
United States Treasury Note/Bond	2.875%	11/15/46	514,990	503,722
United States Treasury Note/Bond	3.000%	2/15/47	254,099	254,775
United States Treasury Note/Bond	3.000%	5/15/47	177,051	177,465
United States Treasury Note/Bond	2.750%	8/15/47	82,418	78,567
United States Treasury Note/Bond	2.750%	11/15/47	580,164	552,966
United States Treasury Note/Bond	3.000%	2/15/48	487,000	488,446
				62,823,083
Agency Bonds and Notes (2.0%)
1 AID-Iraq	2.149%	1/18/22	9,025	8,871
1 AID-Israel	5.500%	9/18/23	6,500	7,371
1 AID-Israel	5.500%	12/4/23	7,002	7,981
1 AID-Israel	5.500%	4/26/24	5,575	6,396
1 AID-Israel	5.500%	9/18/33	150	194
1 AID-Jordan	1.945%	6/23/19	5,400	5,367
1 AID-Jordan	2.503%	10/30/20	6,550	6,523
1 AID-Jordan	2.578%	6/30/22	3,180	3,149
1 AID-Jordan	3.000%	6/30/25	4,325	4,279
1 AID-Tunisia	2.452%	7/24/21	2,300	2,284
1 AID-Tunisia	1.416%	8/5/21	2,830	2,725
1 AID-Ukraine	1.844%	5/16/19	3,400	3,390
1 AID-Ukraine	1.847%	5/29/20	6,000	5,905
1 AID-Ukraine	1.471%	9/29/21	6,825	6,541
2 Federal Farm Credit Banks	5.150%	11/15/19	5,625	5,880
2 Federal Farm Credit Banks	2.375%	3/27/20	5,800	5,804

2 Federal Farm Credit Banks	1.680%	10/13/20	9,200	9,034
2 Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,315
2 Federal Home Loan Banks	1.375%	5/28/19	42,500	42,099
2 Federal Home Loan Banks	1.125%	6/21/19	57,975	57,218
2 Federal Home Loan Banks	0.875%	8/5/19	52,500	51,553
2 Federal Home Loan Banks	5.125%	8/15/19	4,095	4,253
2 Federal Home Loan Banks	1.000%	9/26/19	42,500	41,726
2 Federal Home Loan Banks	1.500%	10/21/19	113,400	112,064
2 Federal Home Loan Banks	1.375%	11/15/19	36,425	35,900
2 Federal Home Loan Banks	2.125%	2/11/20	40,375	40,220
2 Federal Home Loan Banks	1.875%	3/13/20	3,575	3,544
2 Federal Home Loan Banks	4.125%	3/13/20	20,315	21,003
2 Federal Home Loan Banks	2.375%	3/30/20	37,370	37,398
2 Federal Home Loan Banks	3.375%	6/12/20	15,325	15,650
2 Federal Home Loan Banks	1.375%	9/28/20	21,525	20,992
2 Federal Home Loan Banks	3.125%	12/11/20	1,000	1,018
2 Federal Home Loan Banks	5.250%	12/11/20	5,250	5,633
2 Federal Home Loan Banks	1.375%	2/18/21	16,820	16,320
2 Federal Home Loan Banks	2.250%	6/11/21	30,000	29,779
2 Federal Home Loan Banks	5.625%	6/11/21	17,350	19,007
2 Federal Home Loan Banks	1.125%	7/14/21	19,500	18,659
2 Federal Home Loan Banks	1.875%	11/29/21	79,160	77,354
2 Federal Home Loan Banks	2.000%	9/9/22	1,265	1,233
2 Federal Home Loan Banks	2.125%	3/10/23	28,800	28,079
2 Federal Home Loan Banks	2.875%	6/14/24	200	201
2 Federal Home Loan Banks	5.375%	8/15/24	1,585	1,826
2 Federal Home Loan Banks	2.875%	9/13/24	1,000	1,006
2 Federal Home Loan Banks	5.500%	7/15/36	16,715	22,213
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	59,500	58,851
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	35,575	35,390
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	47,121	46,311
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	32,929	32,501
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	53,000	52,380
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	46,929	46,223
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	122,000	120,262
3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	34,346	33,675
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	15,829	15,512
3 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	69,400	68,097
3 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	71,468	70,480
3 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	40,000	39,915
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,000	34,389
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	70,485
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,477
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	26,470	36,700
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	38,345
3 Federal National Mortgage Assn.	1.750%	6/20/19	76,800	76,371
3 Federal National Mortgage Assn.	0.875%	8/2/19	108,500	106,556
3 Federal National Mortgage Assn.	1.000%	8/28/19	59,450	58,430
3 Federal National Mortgage Assn.	1.750%	9/12/19	72,925	72,403
3 Federal National Mortgage Assn.	0.000%	10/9/19	23,075	22,251
3 Federal National Mortgage Assn.	1.000%	10/24/19	56,000	54,910
3 Federal National Mortgage Assn.	1.750%	11/26/19	17,250	17,101
3 Federal National Mortgage Assn.	1.625%	1/21/20	40,320	39,830
3 Federal National Mortgage Assn.	1.500%	2/28/20	49,775	49,003
3 Federal National Mortgage Assn.	1.500%	6/22/20	18,200	17,857
3 Federal National Mortgage Assn.	1.500%	7/30/20	32,000	31,354
3 Federal National Mortgage Assn.	1.500%	11/30/20	18,032	17,606

3	Federal National Mortgage Assn.	1.875%	12/28/20	42,000	41,384
3	Federal National Mortgage Assn.	1.375%	2/26/21	20,285	19,677
3	Federal National Mortgage Assn.	1.250%	8/17/21	23,645	22,678
3	Federal National Mortgage Assn.	1.375%	10/7/21	44,250	42,540
3	Federal National Mortgage Assn.	2.000%	1/5/22	101,000	98,944
3	Federal National Mortgage Assn.	1.875%	4/5/22	61,000	59,409
3	Federal National Mortgage Assn.	2.000%	10/5/22	64,800	63,119
3	Federal National Mortgage Assn.	2.375%	1/19/23	19,149	18,901
3	Federal National Mortgage Assn.	2.625%	9/6/24	26,715	26,443
3	Federal National Mortgage Assn.	2.125%	4/24/26	32,200	30,410
3	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,032
3	Federal National Mortgage Assn.	6.250%	5/15/29	7,250	9,397
3	Federal National Mortgage Assn.	7.125%	1/15/30	8,850	12,362
3	Federal National Mortgage Assn.	7.250%	5/15/30	32,760	46,434
3	Federal National Mortgage Assn.	6.625%	11/15/30	27,435	37,458
3	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	4,601
3	Federal National Mortgage Assn.	6.210%	8/6/38	300	432
2	Financing Corp.	9.700%	4/5/19	475	510
	NCUA Guaranteed Notes	3.000%	6/12/19	180	181
	Private Export Funding Corp.	1.450%	8/15/19	7,700	7,604
	Private Export Funding Corp.	2.250%	3/15/20	7,050	7,022
	Private Export Funding Corp.	2.300%	9/15/20	2,575	2,562
	Private Export Funding Corp.	4.300%	12/15/21	7,760	8,207
	Private Export Funding Corp.	2.800%	5/15/22	1,125	1,130
	Private Export Funding Corp.	2.050%	11/15/22	15,525	15,054
	Private Export Funding Corp.	3.550%	1/15/24	16,425	17,070
	Private Export Funding Corp.	2.450%	7/15/24	4,955	4,831
	Private Export Funding Corp.	3.250%	6/15/25	1,575	1,601
	Resolution Funding Corp.	8.125%	10/15/19	100	109
	Resolution Funding Corp.	8.875%	7/15/20	100	114
2	Tennessee Valley Authority	2.250%	3/15/20	11,800	11,767
2	Tennessee Valley Authority	3.875%	2/15/21	5,395	5,600
2	Tennessee Valley Authority	1.875%	8/15/22	3,875	3,757
2	Tennessee Valley Authority	2.875%	9/15/24	12,231	12,242
2	Tennessee Valley Authority	6.750%	11/1/25	18,981	23,835
2	Tennessee Valley Authority	2.875%	2/1/27	25,750	25,495
2	Tennessee Valley Authority	7.125%	5/1/30	9,625	13,440
2	Tennessee Valley Authority	4.700%	7/15/33	100	118
2	Tennessee Valley Authority	4.650%	6/15/35	4,000	4,719
2	Tennessee Valley Authority	5.880%	4/1/36	6,795	9,266
2	Tennessee Valley Authority	6.150%	1/15/38	665	948
2	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,898
2	Tennessee Valley Authority	5.250%	9/15/39	12,048	15,761
2	Tennessee Valley Authority	4.875%	1/15/48	14,320	17,898
2	Tennessee Valley Authority	5.375%	4/1/56	5,585	7,725
2	Tennessee Valley Authority	4.625%	9/15/60	8,838	10,948
2	Tennessee Valley Authority	4.250%	9/15/65	8,050	9,328
					2,972,583
Conventional Mortgage-Backed Securities (21.3%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	82,878	79,256
3,4	Fannie Mae Pool	2.500%	11/1/26–10/1/46	965,452	947,918
3,4,5Fannie Mae Pool		3.000%	11/1/20–4/1/48	3,578,529	3,525,659
3,4,5Fannie Mae Pool		3.500%	5/1/20–4/1/48	4,289,189	4,312,526
3,4,5Fannie Mae Pool		4.000%	6/1/18–4/1/48	2,733,112	2,812,014
3,4,5Fannie Mae Pool		4.500%	4/1/18–4/1/48	1,058,045	1,112,656
3,4,5Fannie Mae Pool		5.000%	4/1/18–4/1/48	333,640	359,169
3,4	Fannie Mae Pool	5.500%	4/1/18–2/1/42	279,129	305,730

3,4	Fannie Mae Pool	6.000%	10/1/18–5/1/41	184,134	205,778
3,4	Fannie Mae Pool	6.500%	10/1/21–5/1/40	50,673	56,476
3,4	Fannie Mae Pool	7.000%	8/1/27–12/1/38	12,438	14,113
3,4	Fannie Mae Pool	7.500%	7/1/30–12/1/32	146	162
3,4	Fannie Mae Pool	8.000%	12/1/29	17	20
3,4	Freddie Mac Gold Pool	2.000%	7/1/28–12/1/31	43,468	41,477
3,4,5Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	737,223	724,021
3,4,5Freddie Mac Gold Pool		3.000%	4/1/21–4/1/48	2,472,590	2,434,286
3,4,5Freddie Mac Gold Pool		3.500%	12/1/20–4/1/48	2,745,770	2,762,348
3,4,5Freddie Mac Gold Pool		4.000%	7/1/18–4/1/48	1,616,696	1,663,461
3,4,5Freddie Mac Gold Pool		4.500%	4/1/18–4/1/48	586,557	615,987
3,4	Freddie Mac Gold Pool	5.000%	4/1/18–8/1/44	193,309	207,894
3,4	Freddie Mac Gold Pool	5.500%	4/1/18–6/1/41	151,904	166,271
3,4	Freddie Mac Gold Pool	6.000%	11/1/18–5/1/40	78,151	87,075
3,4	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	20,071	22,625
3,4	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	7,406	8,484
3,4	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	70	80
3,4	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	99	113
3,4	Freddie Mac Gold Pool	8.500%	6/1/25	20	23
4	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	119,493	117,980
4,5	Ginnie Mae I Pool	3.500%	11/15/25–4/1/48	159,984	161,952
4,5	Ginnie Mae I Pool	4.000%	8/15/18–4/1/48	215,874	222,791
4,5	Ginnie Mae I Pool	4.500%	6/15/18–4/1/48	186,607	196,242
4	Ginnie Mae I Pool	5.000%	5/15/18–11/15/46	115,198	123,129
4	Ginnie Mae I Pool	5.500%	6/15/18–6/15/41	54,239	59,441
4	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	35,081	39,203
4	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	9,510	10,637
4	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	474	541
4	Ginnie Mae I Pool	7.500%	12/15/23	14	16
4	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	41	46
4	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	90,121	86,650
4	Ginnie Mae II Pool	3.000%	10/20/26–4/1/48	2,451,840	2,414,368
4,5	Ginnie Mae II Pool	3.500%	9/20/25–4/1/48	3,820,497	3,867,647
4,5	Ginnie Mae II Pool	4.000%	9/20/25–5/1/48	1,728,615	1,786,262
4,5	Ginnie Mae II Pool	4.500%	8/20/33–5/1/48	682,843	717,589
4	Ginnie Mae II Pool	5.000%	12/20/32–6/20/44	197,292	211,399
4	Ginnie Mae II Pool	5.500%	8/20/23–5/20/45	73,458	78,417
4	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	23,397	25,834
4	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	8,459	9,431
4	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	1,477	1,726
					32,596,923
Nonconventional Mortgage-Backed Securities (0.1%)
3,4	Fannie Mae Pool	2.124%	3/1/43	4,074	4,034
3,4	Fannie Mae Pool	2.178%	6/1/43	3,100	3,080
3,4	Fannie Mae Pool	2.196%	10/1/42	1,969	2,002
3,4	Fannie Mae Pool	2.267%	7/1/43	4,117	4,010
3,4	Fannie Mae Pool	2.394%	10/1/42	1,933	1,923
3,4	Fannie Mae Pool	2.435%	9/1/43	544	539
3,4	Fannie Mae Pool	2.576%	4/1/37	719	743
3,4	Fannie Mae Pool	2.707%	12/1/43	2,723	2,835
3,4	Fannie Mae Pool	2.723%	1/1/42	1,949	1,954
3,4	Fannie Mae Pool	2.725%	3/1/42	2,288	2,375
3,4	Fannie Mae Pool	2.879%	9/1/43	2,925	3,081
3,4	Fannie Mae Pool	2.985%	6/1/37	116	121
3,4,6Fannie Mae Pool		3.060%	9/1/37	1,479	1,573
3,4	Fannie Mae Pool	3.066%	10/1/37	231	236
3,4,6Fannie Mae Pool		3.112%	12/1/41	1,060	1,086

3,4	Fannie Mae Pool	3.298%	7/1/36	203	209
3,4	Fannie Mae Pool	3.310%	12/1/33	173	182
3,4	Fannie Mae Pool	3.325%	11/1/33	111	117
3,4	Fannie Mae Pool	3.345%	8/1/42	1,964	1,956
3,4	Fannie Mae Pool	3.362%	8/1/35	340	360
3,4	Fannie Mae Pool	3.363%	7/1/38	79	83
3,4	Fannie Mae Pool	3.385%	11/1/36	130	137
3,4	Fannie Mae Pool	3.399%	7/1/35	301	315
3,4	Fannie Mae Pool	3.410%	9/1/40	368	388
3,4	Fannie Mae Pool	3.415%	6/1/36	14	14
3,4,6Fannie Mae Pool		3.423%	10/1/37	659	676
3,4,6Fannie Mae Pool		3.440%	10/1/39–9/1/42	2,170	2,255
3,4	Fannie Mae Pool	3.445%	7/1/39	131	136
3,4,6Fannie Mae Pool		3.447%	6/1/42	2,280	2,366
3,4	Fannie Mae Pool	3.448%	8/1/40	576	602
3,4,6Fannie Mae Pool		3.450%	12/1/40	562	588
3,4	Fannie Mae Pool	3.455%	11/1/39	183	193
3,4	Fannie Mae Pool	3.471%	9/1/34	154	158
3,4	Fannie Mae Pool	3.499%	5/1/40	409	435
3,4	Fannie Mae Pool	3.500%	10/1/40	571	598
3,4	Fannie Mae Pool	3.530%	12/1/37	395	406
3,4,6Fannie Mae Pool		3.533%	4/1/37	308	322
3,4	Fannie Mae Pool	3.535%	7/1/37	183	194
3,4	Fannie Mae Pool	3.537%	8/1/37	348	364
3,4,7Fannie Mae Pool		3.541%	5/1/42	1,816	1,886
3,4	Fannie Mae Pool	3.543%	2/1/36	234	237
3,4	Fannie Mae Pool	3.547%	12/1/35	320	337
3,4,6Fannie Mae Pool		3.555%	11/1/41	1,025	1,087
3,4,6Fannie Mae Pool		3.556%	12/1/39	760	787
3,4,6Fannie Mae Pool		3.560%	11/1/33–12/1/40	2,473	2,588
3,4,6Fannie Mae Pool		3.563%	11/1/41	919	967
3,4,6Fannie Mae Pool		3.565%	11/1/40–12/1/40	1,195	1,253
3,4,6Fannie Mae Pool		3.567%	12/1/41	985	1,037
3,4,6Fannie Mae Pool		3.568%	9/1/40	1,283	1,350
3,4	Fannie Mae Pool	3.570%	5/1/35–12/1/40	671	700
3,4,6Fannie Mae Pool		3.575%	3/1/42	1,076	1,149
3,4	Fannie Mae Pool	3.576%	7/1/38	85	87
3,4	Fannie Mae Pool	3.578%	3/1/41	991	1,050
3,4	Fannie Mae Pool	3.579%	1/1/37	203	216
3,4	Fannie Mae Pool	3.585%	4/1/36	114	118
3,4	Fannie Mae Pool	3.587%	7/1/42	1,122	1,201
3,4	Fannie Mae Pool	3.590%	8/1/39	297	312
3,4,6Fannie Mae Pool		3.600%	1/1/42	1,081	1,129
3,4,7Fannie Mae Pool		3.602%	8/1/39	1,064	1,085
3,4,6Fannie Mae Pool		3.615%	4/1/41–5/1/42	1,429	1,452
3,4	Fannie Mae Pool	3.621%	2/1/42	3,512	3,713
3,4,6Fannie Mae Pool		3.627%	3/1/38	89	91
3,4,6Fannie Mae Pool		3.635%	11/1/39	502	522
3,4,6Fannie Mae Pool		3.637%	5/1/41–7/1/41	2,968	3,125
3,4,6Fannie Mae Pool		3.638%	5/1/40	161	166
3,4	Fannie Mae Pool	3.640%	11/1/34	465	494
3,4,6Fannie Mae Pool		3.645%	1/1/40	387	400
3,4,7Fannie Mae Pool		3.648%	2/1/42	1,348	1,435
3,4	Fannie Mae Pool	3.661%	2/1/36	229	242
3,4,6Fannie Mae Pool		3.682%	2/1/41	376	376
3,4	Fannie Mae Pool	3.703%	6/1/41	258	272
3,4,6Fannie Mae Pool		3.726%	3/1/41	906	946

3,4	Fannie Mae Pool	3.732%	6/1/41	1,010	1,064
3,4	Fannie Mae Pool	3.739%	2/1/41	659	688
3,4	Fannie Mae Pool	3.746%	4/1/37	28	29
3,4	Fannie Mae Pool	3.750%	2/1/41	614	643
3,4	Fannie Mae Pool	3.787%	5/1/36	24	24
3,4	Fannie Mae Pool	3.788%	1/1/35	389	414
3,4	Fannie Mae Pool	3.929%	10/1/36	248	266
3,4	Freddie Mac Non Gold Pool	2.388%	5/1/42	455	452
3,4	Freddie Mac Non Gold Pool	2.535%	11/1/43	2,765	2,829
3,4	Freddie Mac Non Gold Pool	2.732%	2/1/42	1,440	1,440
3,4	Freddie Mac Non Gold Pool	2.735%	10/1/37	23	23
3,4	Freddie Mac Non Gold Pool	2.962%	12/1/41	1,601	1,666
3,4	Freddie Mac Non Gold Pool	2.990%	6/1/37	151	154
3,4	Freddie Mac Non Gold Pool	3.216%	5/1/36	231	242
3,4	Freddie Mac Non Gold Pool	3.231%	1/1/37	280	293
3,4	Freddie Mac Non Gold Pool	3.297%	3/1/37	15	16
3,4	Freddie Mac Non Gold Pool	3.329%	7/1/35	125	131
3,4	Freddie Mac Non Gold Pool	3.375%	1/1/38	198	208
3,4	Freddie Mac Non Gold Pool	3.390%	12/1/36	182	192
3,4	Freddie Mac Non Gold Pool	3.391%	11/1/36	109	112
3,4	Freddie Mac Non Gold Pool	3.399%	3/1/42	994	1,042
3,4,6Freddie Mac Non Gold Pool		3.410%	10/1/37	555	581
3,4	Freddie Mac Non Gold Pool	3.423%	3/1/37	41	41
3,4	Freddie Mac Non Gold Pool	3.490%	1/1/35	41	44
3,4	Freddie Mac Non Gold Pool	3.492%	12/1/36	227	233
3,4,6Freddie Mac Non Gold Pool		3.495%	12/1/40	1,230	1,266
3,4	Freddie Mac Non Gold Pool	3.496%	12/1/34	116	118
3,4	Freddie Mac Non Gold Pool	3.497%	11/1/34	396	412
3,4	Freddie Mac Non Gold Pool	3.500%	5/1/38	40	41
3,4	Freddie Mac Non Gold Pool	3.515%	4/1/35–12/1/36	65	69
3,4	Freddie Mac Non Gold Pool	3.522%	9/1/37	159	162
3,4	Freddie Mac Non Gold Pool	3.537%	3/1/37	77	78
3,4	Freddie Mac Non Gold Pool	3.544%	3/1/37	16	17
3,4	Freddie Mac Non Gold Pool	3.561%	12/1/35	305	320
3,4,6Freddie Mac Non Gold Pool		3.562%	2/1/37	125	132
3,4	Freddie Mac Non Gold Pool	3.605%	6/1/37	396	419
3,4	Freddie Mac Non Gold Pool	3.630%	5/1/40–12/1/40	1,081	1,110
3,4,6Freddie Mac Non Gold Pool		3.635%	7/1/38–2/1/42	387	399
3,4,6Freddie Mac Non Gold Pool		3.649%	9/1/40	930	973
3,4	Freddie Mac Non Gold Pool	3.650%	11/1/40	562	577
3,4	Freddie Mac Non Gold Pool	3.652%	8/1/37	105	109
3,4,6Freddie Mac Non Gold Pool		3.686%	6/1/37	216	228
3,4,6Freddie Mac Non Gold Pool		3.694%	6/1/41	283	293
3,4	Freddie Mac Non Gold Pool	3.703%	1/1/41	211	220
3,4,6Freddie Mac Non Gold Pool		3.706%	5/1/40	241	250
3,4,6Freddie Mac Non Gold Pool		3.708%	6/1/40	504	525
3,4,6Freddie Mac Non Gold Pool		3.729%	6/1/40	831	869
3,4	Freddie Mac Non Gold Pool	3.743%	1/1/41	1,369	1,420
3,4	Freddie Mac Non Gold Pool	3.753%	5/1/37	758	781
3,4	Freddie Mac Non Gold Pool	3.755%	1/1/37	118	125
3,4	Freddie Mac Non Gold Pool	3.803%	10/1/36	281	300
3,4	Freddie Mac Non Gold Pool	3.861%	3/1/41	199	210
3,4,6Freddie Mac Non Gold Pool		3.901%	2/1/41	425	448
3,4,6Freddie Mac Non Gold Pool		3.910%	2/1/41	602	635
3,4	Freddie Mac Non Gold Pool	3.938%	3/1/37	225	237
3,4	Freddie Mac Non Gold Pool	3.972%	2/1/36	114	119
3,4	Freddie Mac Non Gold Pool	4.566%	3/1/38	49	52

4,8	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	11,201	11,547
4	Ginnie Mae II Pool	2.500%	5/20/43	562	563
4,8	Ginnie Mae II Pool	2.625%	6/20/29–6/20/43	6,607	6,785
4,8	Ginnie Mae II Pool	2.750%	7/20/38–8/20/41	4,007	4,116
4	Ginnie Mae II Pool	3.000%	5/20/41	314	323
4,8	Ginnie Mae II Pool	3.125%	10/20/38–12/20/42	9,651	9,954
4	Ginnie Mae II Pool	3.500%	12/20/43	447	449
4,8	Ginnie Mae II Pool	3.625%	11/20/40	134	139
					134,073
Total U.S. Government and Agency Obligations (Cost $100,202,867)					98,526,662
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	1,304	1,301
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	184	184
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,075	1,070
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	654	652
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	1,310	1,303
4	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	6,338	6,256
4	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,505
4	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	4,750	4,723
4	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,431
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	4,950	4,948
4	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	18,347
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	10,100	9,966
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	22,000	21,596
4	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	16,125	15,830
4	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	9,825	9,592
4	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	12,250	12,251
4	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	11,025	11,045
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	2,650	2,632
4	AmeriCredit Automobile Receivables Trust
	2017-2	1.980%	12/20/21	1,450	1,435
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	3,320	3,275
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	10,000	9,855
4	BA Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,014
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	1,425	1,445
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	2,525	2,552
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.116%	2/15/50	500	500
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	7,560	7,559
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.748%	2/15/50	2,800	2,801
4	BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,007
4	BANK 2017 - BNK5	3.390%	6/15/60	7,000	6,939
4	BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,476
4	BANK 2017 - BNK6	3.518%	7/15/60	9,408	9,353

4 BANK 2017 - BNK6	3.741%	7/15/60	9,729	9,766
4 BANK 2017 - BNK7	3.175%	9/15/60	7,575	7,367
4 BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,667
4 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,226
4 BANK 2017 - BNK8	3.488%	11/15/50	5,925	5,915
4 BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,003
4 BANK 2017 - BNK9	3.279%	11/15/54	6,100	6,036
4 BANK 2017 - BNK9	3.538%	11/15/54	5,925	5,933
4 BANK 2018 - BNK10	3.641%	2/15/61	1,425	1,442
4 BANK 2018 - BNK10	3.688%	2/15/61	10,700	10,784
4 BANK 2018 - BNK10	3.898%	2/15/61	1,650	1,682
Bank of Nova Scotia	2.125%	9/11/19	7,400	7,353
Bank of Nova Scotia	1.850%	4/14/20	17,300	17,002
Bank of Nova Scotia	1.875%	4/26/21	5,225	5,070
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	2,875	2,873
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	4,925	4,858
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,825	10,872
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	2,964
4 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	4,733
4 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,078
4 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,256
4 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	12,325	12,668
4 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	5,861
4 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,003
4 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	10,628
4 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	2,650	2,624
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	1,049	1,047
4 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	6,750	6,699
4 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,361
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	1,023	1,022
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	840	839
4 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	1,800	1,796
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	1,557	1,556
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	1,840	1,836
4 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	2,025	2,021
4 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	1,775	1,769
4 Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	2,250	2,228
4 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	2,000	1,974
4 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	7,825	7,726
4 Capital One Multi-Asset Execution Trust
2015-A5	1.600%	5/17/21	3,625	3,619
4 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	4,950	4,854
4 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	5,325	5,248
4 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	7,250	7,130
4 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	7,100	7,006
4 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	6,900	6,809
4 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	7,025	6,881
4 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	11,300	11,101

4 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	9,400	9,143
4 CarMax Auto Owner Trust 2014-2	1.610%	10/15/19	533	532
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	1,017	1,015
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	351	351
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	699	697
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,025	1,017
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	1,729	1,723
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	800	793
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	1,631	1,622
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	1,250	1,235
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	2,975	2,942
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	1,030	1,003
4 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	3,350	3,304
4 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,310
4 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	3,550	3,524
4 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	894
4 CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	3,061	3,087
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,349
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,022
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,879
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,220	14,392
4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,705
4 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,387
4 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,017
4 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,464
4 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,406
4 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,825	4,806
4 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,810
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	419	428
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,285
4 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	3,650	3,707
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	5,050	4,930
4 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	3,600	3,602
4 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	9,400	9,094
4 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,000	2,984
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	5,500	5,428
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	12,805	12,422
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,566
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,304
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	11,000	10,997
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	6,975	6,873
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	5,960
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	7,200	7,084
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,009
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,495
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	18,925	18,825
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	11,625	11,620
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,001
4 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	13,050	12,976

4 Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	14,300	14,135
4 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,000	18,842
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	3,950	3,936
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	2,300	2,284
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	1,300	1,289
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	1,626	1,629
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	800	821
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,200	1,264
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	1,700	1,801
4 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	550	559
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	1,825	1,901
4 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	750	789
4 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	750	807
4 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	3,141	3,142
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	750	762
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,150	1,191
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	955	992
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	375	380
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	1,675	1,717
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	1,350	1,361
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	2,725	2,758
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	5,650	5,710
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	7,425	7,303
4 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	3,025	3,000
4 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	1,515	1,510
4 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	2,937	2,925
4 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	2,925	2,977
4 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	3,375	3,451
4 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	2,075	2,040

4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	3,950	3,873
4	Citigroup Commercial Mortgage Trust 2016-
	C2	2.832%	8/10/49	2,500	2,379
4	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	7,150	7,209
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	2,350	2,253
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.458%	8/15/50	9,700	9,618
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	1,950	1,953
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	5,925	5,891
4	Citigroup Commercial Mortgage Trust 2017-
	C4	3.764%	10/12/50	1,575	1,584
4	Citigroup Commercial Mortgage Trust 2018-
	B2	3.788%	3/10/51	2,300	2,367
4	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	12,275	12,743
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,282
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,841
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,455	5,370
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,191
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,300	6,186
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,469
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	690
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	1,310	1,313
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	1,310	1,332
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,806
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,798
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,385
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	36	36
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	1,075	1,077
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,075	1,097
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,500	1,533
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,167
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	778
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	362
4	COMM 2013-CCRE13 Mortgage Trust	1.259%	11/10/46	72	71
4	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	550	552
4	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	375	383
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,868
4	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,146
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,735
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	1,425	1,425
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,922
4	COMM 2013-CCRE9 Mortgage Trust	4.243%	7/10/45	2,295	2,408
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1,586	1,589
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,111
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,981	3,934
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,173
4	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	3,275	3,280
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,562
4	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,853
4	COMM 2014-CCRE14 Mortgage Trust	4.594%	2/10/47	2,650	2,804
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	2,482	2,487

4 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	935	952
4 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,808
4 COMM 2014-CCRE15 Mortgage Trust	4.710%	2/10/47	869	913
4 COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,500	1,532
4 COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,038
4 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	1,900	1,905
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	950	967
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,508
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	984
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,950	2,988
4 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,000
4 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,310
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	5,918
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,583
4 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,542
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	2,916	2,929
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,625	5,666
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	1,150	1,152
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,413
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	3,900	3,914
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,597
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	757	759
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	658	668
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,751
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	487
4 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	315
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	1,150	1,152
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,149
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,089
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,521
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,679
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	3,850	3,853
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,850	3,886
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,615
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,343
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	1,900	1,901
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,272
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,892
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,209
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,264
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,462
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,556
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,212
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,609
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,812
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	750	747
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	3,945
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,759
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,350	5,425
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,437
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,749
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	1,920
4 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,542
4 CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	890	883
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,700	4,692
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,814
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,803

4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,591
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.108%	8/15/48	1,625	1,630
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,215
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	2,907
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,309
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	7,769
4	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	5,925	5,905
4	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	4,175	4,175
4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,568
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	3,075	2,943
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	5,599
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,577
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,028
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	6,900	6,869
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,847
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	11,000	10,928
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,162
4	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,221
3,4	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	905	924
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	5,048	5,122
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	11,170	11,408
3,4	Fannie Mae-Aces 2013-M12	2.392%	3/25/23	7,864	7,617
3,4	Fannie Mae-Aces 2013-M14	2.522%	4/25/23	8,954	8,742
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	11,650	11,719
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	790	771
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	3,850	3,720
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	6,498	6,458
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	10,691	10,593
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	1,368	1,346
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,463
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	11,322	11,519
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	3,298	3,254
3,4	Fannie Mae-Aces 2014-M3	3.466%	1/25/24	5,400	5,478
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	5,711
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	10,262	10,201
3,4	Fannie Mae-Aces 2014-M7	3.271%	6/25/24	10,272	10,302
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	1,359	1,330
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	5,799
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,825	6,782
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	9,635
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,689
3,4	Fannie Mae-Aces 2015-M12	2.793%	5/25/25	7,025	6,819
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	8,601
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,853	6,638
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,700	3,606
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	4,150	4,083
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	11	11
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,650	6,403
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,928	2,854
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	7,907
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	8,991
3,4	Fannie Mae-Aces 2016-M12	2.448%	9/25/26	9,400	8,850
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	6,425	6,198
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,500	3,395
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,348

3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	7,487
3,4	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	4,845
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,700	1,626
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,675
3,4	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	13,128
3,4	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	10,300	9,754
3,4	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	4,280	4,130
3,4	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	4,961
3,4	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	12,575	12,514
3,4	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	11,675	11,530
3,4	Fannie Mae-Aces 2017-M2	2.785%	2/25/27	7,000	6,820
3,4	Fannie Mae-Aces 2017-M3	2.486%	12/25/26	12,300	11,702
3,4	Fannie Mae-Aces 2017-M4	2.597%	12/25/26	11,290	10,823
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	6,500	6,322
3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	21,767
3,4	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	18,350	17,841
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K004	4.186%	8/25/19	2,050	2,082
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	1,349	1,355
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	1,850	1,861
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	1,025	1,026
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	528	529
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,675	1,724
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.185%	12/25/20	2,725	2,814
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,667	4,794
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	12,820	12,824
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,430	5,312
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,145
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,142
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	563
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	11,307
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	8,625	8,699
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	11,630
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	7,028	7,025
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	11,591
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,906	12,110
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	4,212	4,230

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	6,420	6,532
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	8,060	8,050
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	12,875	12,944
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	10,929
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	12,877
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	400	411
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	475	488
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	2,773	2,749
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	5,225	5,343
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	2,002	1,992
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	2,600	2,647
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	3,156	3,133
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	9,300	9,436
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	9,600	9,703
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	1,602	1,555
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	7,225	7,085
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,675	1,653
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	5,600	5,618
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	3,261	3,197
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	5,800	5,798
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	5,800	5,859
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,529	1,504
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	4,450	4,528
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	6,650	6,743
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	3,850	3,835
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	6,375	6,478
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	4,150	4,165
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	2,450	2,432

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	6,350	6,195
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	7,500	7,269
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	5,325	5,103
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	9,375	9,001
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	5,800	5,596
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	5,000	4,994
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	8,000	8,096
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	17,600	17,860
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	18,250	18,612
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	16,200	16,492
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	15,380	15,453
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	17,557	17,664
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	5,840	5,818
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	4,925	4,950
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	8,875	8,829
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	2,875	2,903
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	3,950	3,970
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	4,525	4,607
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	3,500	3,411
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	14,500	14,520
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,100	7,880
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	2,625	2,607
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	11,200	11,175
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	3,500	3,488
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	1,743	1,742
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	5,070	5,063
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	4,725	4,713
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	1,205	1,197

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	1,860	1,848
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	14,925	14,781
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	6,759	6,686
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	18,525	18,396
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	13,040	13,103
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	1,498	1,477
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	12,830	12,945
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	12,975	13,043
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	7,385	7,256
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	6,800	6,777
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	2,407	2,344
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	7,000	6,842
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	8,000	8,055
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	10,275	10,559
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	1,500	1,520
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,175	2,191
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	4,225	4,231
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	4,550	4,516
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	4,650	4,537
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,200	9,243
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	16,100	16,118
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	14,700	14,661
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	7,800	7,764
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	11,850	11,890
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/24/24	1,100	1,118
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	12,100	12,477
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	1,325	1,321
4	Ford Credit Auto Owner Trust 2014-B	1.420%	8/15/19	41	41
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	207	207
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	575	573
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	445	444

4 Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	900	895
4 Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	671	669
4 Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	800	794
4 Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	4,475	4,426
4 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,621
4 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	5,805	5,701
4 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	737
4 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	16,075	15,869
4 Ford Credit Floorplan Master Owner Trust A
Series 2016-1	1.760%	2/15/21	7,125	7,068
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-1	2.070%	5/15/22	6,450	6,351
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-2	2.160%	9/15/22	4,170	4,110
4 Ford Credit Floorplan Master Owner Trust A
Series 2017-3	2.480%	9/15/24	4,310	4,231
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-1	2.950%	5/15/23	10,200	10,215
4 Ford Credit Floorplan Master Owner Trust A
Series 2018-2	3.170%	3/15/25	9,275	9,286
4 GM Financial Automobile Leasing Trust
2015-2	1.850%	7/22/19	808	808
4 GM Financial Automobile Leasing Trust
2015-3	1.690%	3/20/19	505	505
4 GM Financial Automobile Leasing Trust
2015-3	1.810%	11/20/19	1,775	1,772
4 GM Financial Automobile Leasing Trust
2016-1	1.790%	3/20/20	3,650	3,637
4 GM Financial Automobile Leasing Trust
2016-2	1.620%	9/20/19	2,872	2,862
4 GM Financial Automobile Leasing Trust
2016-3	1.610%	12/20/19	2,550	2,535
4 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	5,700	5,685
4 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	1,250	1,244
4 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	3,744	3,697
4 GS Mortgage Securities Corporation II 2013-
GC10	3.279%	2/10/46	1,310	1,301
4 GS Mortgage Securities Corporation II 2015-
GC30	2.726%	5/10/50	2,575	2,559
4 GS Mortgage Securities Corporation II 2015-
GC30	3.382%	5/10/50	3,700	3,678
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,528
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,405
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	3,629	3,659
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,949	2,901
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,245
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	955
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	1,410	1,411
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	1,340	1,374
4 GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	1,737	1,740
4 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	710	725
4 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,206
4 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,668
4 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,861

4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,550	1,570
4 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	500	505
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,385
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,482
4 GS Mortgage Securities Trust 2014-GC24	4.508%	9/10/47	1,175	1,219
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	1,225	1,225
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,275	2,295
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,565
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,344
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,141
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,131
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,723
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,453
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,585
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,410
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,618
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	6,807
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,446
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,828
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	5,825
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,318
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,267
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	13,745
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,699
4 Honda Auto Receivables 2015-1 Owner
Trust	1.320%	11/16/20	1,666	1,666
4 Honda Auto Receivables 2015-2 Owner
Trust	1.040%	2/21/19	109	109
4 Honda Auto Receivables 2015-2 Owner
Trust	1.470%	8/23/21	1,450	1,446
4 Honda Auto Receivables 2015-3 Owner
Trust	1.270%	4/18/19	365	365
4 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	700	697
4 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	1,954	1,946
4 Honda Auto Receivables 2015-4 Owner
Trust	1.440%	1/21/22	900	891
4 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	7,138	7,032
4 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,586	1,553
4 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	4,325	4,286
4 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	10,250	10,250
4 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	2,700	2,695
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	426	426
4 Hyundai Auto Receivables Trust 2014-B	1.460%	11/15/19	159	159
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	947	945
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	666	664
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	850	843
4 Hyundai Auto Receivables Trust 2016-A	1.560%	9/15/20	1,200	1,193
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	3,025	2,976
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,250	2,183

4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	4,231	4,274
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	11,444	11,281
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,816	3,857
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	2,250	2,216
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,389	2,376
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,033
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	1,250	1,271
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,539
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,110
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,306
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.949%	12/15/46	1,250	1,315
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,668
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	1,525	1,526
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	589
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	2,899
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	8,465
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,700	3,742
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	2,980
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	3,600	3,590
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	2,000	1,988
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,799
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,017
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.031%	7/15/45	655	670
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	990	1,008
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,748
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	768
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	2,059	2,061
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	505	513

4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,081
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,094
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.003%	1/15/47	799	800
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	1,163	1,184
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,509
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	807
4 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.882%	1/15/47	1,163	1,219
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,503
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	804
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.830%	2/15/47	935	973
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	1,801	1,806
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,927
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	1,973
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,572
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	979	990
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	970
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	587
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	5,979
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,583
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,005
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,771
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	1,900	1,902
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,543
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,784
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	6,917
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	1,940
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	3,750	3,757
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,160	10,180

4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,886
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,861
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	3,000	2,992
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,763	3,745
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	3,750	3,743
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,400	1,395
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,113
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	3,000	2,998
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,903	2,918
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	2,937
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,730
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,675
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	1,910
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,736
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	1,876
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,625	4,664
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,605
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,653
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	2,926
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	10,725	10,859
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.876%	3/15/50	2,300	2,324
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,725	2,650
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,229
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	13,000	13,134
4 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	3,999
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	2,788
4 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,777
4 LB-UBS Commercial Mortgage Trust 2008-
C1	6.319%	4/15/41	136	136
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	10,700	10,631

4 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	4,300	4,261
4 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	3,550	3,536
4 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	596
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	731	728
4 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	725	720
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,894
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	4,000	3,946
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.167%	8/15/46	990	1,032
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.367%	8/15/46	490	508
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.001%	10/15/46	2,260	2,265
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,519
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	1,100	1,101
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,283
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.738%	11/15/46	1,100	1,154
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,684
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	337
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,093
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	995
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,262
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,126
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	1,349	1,352
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	3,201	3,255
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,159
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.633%	2/15/47	1,150	1,214
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	575	576
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	775	788
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	2,875	2,952
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.322%	6/15/47	1,150	1,187
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	3,500	3,521
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,028

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.432%	10/15/47	1,150	1,191
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	3,775	3,795
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	2,000	2,015
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,297
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	1,875	1,879
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,598
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,490
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,723
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	2,950	2,932
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,892
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	1,800	1,791
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,057
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,722
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	3,850	3,896
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,004
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,344
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,637
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,819
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,213
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,436
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,057
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,485
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	750	745
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	7,300	6,973
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,092
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	7,600	7,744
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,122
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,569

4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	3,800	3,830
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,540
4 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,258
4 Morgan Stanley Capital I Trust 2005-IQ9	4.770%	7/15/56	119	119
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,004
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,815
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,570
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,518
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	2,852
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	6,907
4 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,017
4 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,367
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	5,795
9 National Australia Bank Ltd.	2.250%	3/16/21	12,000	11,780
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	3,300	3,274
4 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	2,800	2,775
4 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	750	741
4 Nissan Auto Receivables 2013-C Owner
Trust	1.300%	6/15/20	120	120
4 Nissan Auto Receivables 2014-A Owner
Trust	1.340%	8/17/20	321	321
4 Nissan Auto Receivables 2014-B Owner
Trust	1.110%	5/15/19	86	86
4 Nissan Auto Receivables 2015-B Owner
Trust	1.340%	3/16/20	1,023	1,019
4 Nissan Auto Receivables 2015-B Owner
Trust	1.790%	1/17/22	1,075	1,064
4 Nissan Auto Receivables 2015-C Owner
Trust	1.370%	5/15/20	692	688
4 Nissan Auto Receivables 2015-C Owner
Trust	1.670%	2/15/22	1,750	1,727
4 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	2,500	2,444
4 Nissan Auto Receivables 2016-C Owner
Trust	1.180%	1/15/21	3,175	3,137
4 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	2,650	2,576
4 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	5,034	4,951
4 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	2,848	2,779
4 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	5,325	5,312
4 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	4,025	4,033
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	3,500	3,453
Royal Bank of Canada	2.200%	9/23/19	24,550	24,484
Royal Bank of Canada	2.100%	10/14/20	35,000	34,354
Royal Bank of Canada	2.300%	3/22/21	5,000	4,942
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	3,870	3,843
4 Santander Drive Auto Receivables Trust
2018-1	2.320%	8/16/21	1,625	1,615

4 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	6,000	5,780
4 Synchrony Credit Card Master Note Trust
2015-2	1.600%	4/15/21	2,200	2,199
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	15,125	14,775
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	5,350	5,271
4 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	6,675	6,542
4 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	12,225	12,255
4 Synchrony Credit Card Master Note Trust
Series 2012-7	1.760%	9/15/22	5,644	5,575
4 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.477%	8/15/39	171	170
9 Toronto-Dominion Bank	2.250%	3/15/21	8,000	7,863
9 Toronto-Dominion Bank	2.500%	1/18/22	10,000	9,842
4 Toyota Auto Receivables 2015-B Owner
Trust	1.270%	5/15/19	812	811
4 Toyota Auto Receivables 2015-B Owner
Trust	1.740%	9/15/20	3,275	3,259
4 Toyota Auto Receivables 2015-C Owner
Trust	1.340%	6/17/19	691	690
4 Toyota Auto Receivables 2015-C Owner
Trust	1.690%	12/15/20	3,000	2,985
4 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	1,351	1,342
4 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	2,200	2,166
4 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	2,723	2,701
4 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	1,575	1,536
4 Toyota Auto Receivables 2017-B Owner
Trust	1.760%	7/15/21	13,800	13,621
4 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	9,425	9,285
4 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	5,775	5,733
4 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,850	2,819
4 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	7,722
4 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,380
4 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	5,801
4 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,550
4 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	6,893
4 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	2,906
4 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,628
4 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	5,873
4 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,588
4 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	3,902
4 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	5,709
4 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,066
4 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	12,225	12,537
4 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,363

4 UBS COMMERCIAL MORTGAGE TRUST
UBSCM_18-C8	3.720%	2/15/51	6,125	6,214
4 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	10,200	10,032
4 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	2,863
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	4,765	4,765
4 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	704
4 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/28	12,300	12,730
4 Volkswagen Auto Loan Enhanced Trust
2014-2	1.390%	5/20/21	1,536	1,534
4 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,971	4,910
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1,123	1,124
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	775	786
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	11,690	11,940
4 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	403
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	2,250	2,256
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,400	1,407
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	2,625	2,626
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	3,724
4 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	1,886
4 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,750	3,722
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,033
4 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,496
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,434
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,046
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,650	3,683
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,029	1,021
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,335	4,248
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,881
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,425	1,447
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,051

4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,852
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	1,600	1,596
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,720	2,696
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	1,500	1,469
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	2,875	2,933
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	1,800	1,835
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	7,740	7,864
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	4,875	4,564
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,200	1,152
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	1,929	1,930
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	4,200	4,203
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	1,450	1,437
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	2,900	2,819
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	2,900	2,945
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	3,275	3,198
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	5,654	5,400
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	16,255	16,065
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	4,606	4,540
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	7,000	6,893
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	3,900	3,894
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	3,925	3,859
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	5,900	5,925
4 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	1,575	1,594
4 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	9,900	9,783
4 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	10,000	10,036
4 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	15,000	15,117
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	12,275	12,740
4 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,125	2,209

4 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	8,500	8,375
4 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	4,275	4,316
4 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,538
4 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,246
4 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,591
4 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	3,281	3,232
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,395
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,042
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	497
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,128
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	417
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,257
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,719
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	660	674
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,744
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	683
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	1,024	1,026
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,520	1,562
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,600
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,660
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	725	726
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	725	737
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	956
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	748
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	758
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	735	737
4 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,527
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,582

4 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	391
4 WFRBS Commercial Mortgage Trust 2013-
C18	4.658%	12/15/46	563	600
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	1,837	1,839
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,110
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,537
4 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.623%	3/15/46	375	399
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	28	28
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	475	483
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	650	659
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,503
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	493
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	775	778
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	775	789
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	2,200	2,241
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,150	1,185
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,220	1,249
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	3,000	3,044
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	6,275	6,387
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,200	1,209
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	2,054	2,093
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,150	1,182
4 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	800	832
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	2,075	2,075
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	2,075	2,093
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	714	715
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,840	1,865
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,564
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,897

4 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,261
4 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,051
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	303	303
4 World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	1,000	995
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	1,192	1,187
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	1,775	1,753
4 World Omni Automobile Lease Securitization
Trust 2016-A	1.610%	1/15/22	2,000	1,983
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,696,991)				3,639,177
Corporate Bonds (27.4%)
Finance (8.6%)
Banking (6.2%)
American Express Co.	2.200%	10/30/20	22,750	22,412
American Express Co.	2.500%	8/1/22	8,000	7,692
American Express Co.	2.650%	12/2/22	12,875	12,416
American Express Co.	3.400%	2/27/23	11,000	10,955
American Express Co.	3.000%	10/30/24	23,000	22,056
American Express Co.	3.625%	12/5/24	7,775	7,703
American Express Co.	4.050%	12/3/42	875	874
American Express Credit Corp.	1.875%	5/3/19	8,000	7,945
American Express Credit Corp.	2.250%	8/15/19	14,000	13,937
American Express Credit Corp.	2.200%	3/3/20	10,450	10,362
American Express Credit Corp.	2.375%	5/26/20	2,280	2,257
American Express Credit Corp.	2.600%	9/14/20	13,000	12,881
American Express Credit Corp.	2.250%	5/5/21	19,220	18,675
American Express Credit Corp.	2.700%	3/3/22	26,325	25,745
American Express Credit Corp.	3.300%	5/3/27	14,425	13,969
Australia & New Zealand Banking Group Ltd.	2.250%	6/13/19	1,600	1,590
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	14,650	14,434
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	4,400	4,357
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	10,000	9,779
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	8,200	8,042
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	10,000	9,893
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	7,100	6,926
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	6,000	5,861
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	13,000	12,667
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	8,200	7,957
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	9,425	9,529
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	8,125	8,078
Banco Santander SA	3.125%	2/23/23	10,000	9,704
Banco Santander SA	4.250%	4/11/27	8,175	8,124
Banco Santander SA	3.800%	2/23/28	10,000	9,621
Bank of America Corp.	2.650%	4/1/19	11,325	11,319
Bank of America Corp.	2.250%	4/21/20	9,500	9,345
Bank of America Corp.	2.625%	10/19/20	33,929	33,616
Bank of America Corp.	2.625%	4/19/21	11,420	11,247
4 Bank of America Corp.	2.369%	7/21/21	29,850	29,348
4 Bank of America Corp.	2.328%	10/1/21	21,000	20,534
4 Bank of America Corp.	2.738%	1/23/22	12,800	12,594
Bank of America Corp.	2.503%	10/21/22	16,925	16,237
Bank of America Corp.	3.300%	1/11/23	50,500	50,284
4 Bank of America Corp.	3.124%	1/20/23	3,905	3,866
4 Bank of America Corp.	2.881%	4/24/23	20,550	20,121
4 Bank of America Corp.	2.816%	7/21/23	32,750	31,879
Bank of America Corp.	4.100%	7/24/23	13,568	13,987

4,9	Bank of America Corp.	3.004%	12/20/23	105,813	103,389
	Bank of America Corp.	4.125%	1/22/24	16,650	17,106
4	Bank of America Corp.	3.550%	3/5/24	8,400	8,420
	Bank of America Corp.	4.000%	4/1/24	25,225	25,687
	Bank of America Corp.	4.200%	8/26/24	53,614	54,161
	Bank of America Corp.	4.000%	1/22/25	46,950	46,772
	Bank of America Corp.	3.950%	4/21/25	12,750	12,577
4	Bank of America Corp.	3.093%	10/1/25	26,100	25,029
4	Bank of America Corp.	3.366%	1/23/26	18,450	17,960
	Bank of America Corp.	4.450%	3/3/26	31,451	31,989
	Bank of America Corp.	3.500%	4/19/26	15,000	14,697
	Bank of America Corp.	4.250%	10/22/26	15,725	15,799
	Bank of America Corp.	3.248%	10/21/27	19,700	18,558
4	Bank of America Corp.	3.824%	1/20/28	19,330	19,046
4	Bank of America Corp.	3.705%	4/24/28	16,750	16,461
4	Bank of America Corp.	3.593%	7/21/28	36,000	34,779
4,9	Bank of America Corp.	3.419%	12/20/28	59,491	56,945
4	Bank of America Corp.	3.970%	3/5/29	15,000	14,983
	Bank of America Corp.	6.110%	1/29/37	16,187	19,379
4	Bank of America Corp.	4.244%	4/24/38	19,775	20,149
	Bank of America Corp.	7.750%	5/14/38	10,815	15,005
	Bank of America Corp.	5.875%	2/7/42	17,775	22,077
	Bank of America Corp.	5.000%	1/21/44	33,735	37,675
	Bank of America Corp.	4.875%	4/1/44	5,825	6,424
	Bank of America Corp.	4.750%	4/21/45	800	844
4	Bank of America Corp.	4.443%	1/20/48	1,550	1,605
4	Bank of America Corp.	3.946%	1/23/49	13,025	12,444
	Bank of America NA	6.000%	10/15/36	6,875	8,539
	Bank of Montreal	1.500%	7/18/19	12,200	12,023
	Bank of Montreal	2.100%	12/12/19	5,000	4,951
	Bank of Montreal	2.100%	6/15/20	6,100	5,991
	Bank of Montreal	1.900%	8/27/21	17,600	16,890
	Bank of Montreal	2.550%	11/6/22	4,925	4,754
4	Bank of Montreal	3.803%	12/15/32	24,800	23,484
	Bank of New York Mellon Corp.	2.200%	5/15/19	775	772
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,645	6,846
	Bank of New York Mellon Corp.	2.300%	9/11/19	12,000	11,909
	Bank of New York Mellon Corp.	4.600%	1/15/20	7,100	7,311
	Bank of New York Mellon Corp.	2.600%	8/17/20	3,000	2,975
	Bank of New York Mellon Corp.	2.450%	11/27/20	8,455	8,324
	Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,093
	Bank of New York Mellon Corp.	3.550%	9/23/21	5,700	5,778
	Bank of New York Mellon Corp.	2.600%	2/7/22	10,000	9,814
	Bank of New York Mellon Corp.	2.950%	1/29/23	8,990	8,844
4	Bank of New York Mellon Corp.	2.661%	5/16/23	11,575	11,250
	Bank of New York Mellon Corp.	2.200%	8/16/23	3,000	2,812
	Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,111
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	2,871
	Bank of New York Mellon Corp.	3.250%	9/11/24	4,050	4,000
	Bank of New York Mellon Corp.	3.000%	2/24/25	300	289
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	2,884
	Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,082
	Bank of New York Mellon Corp.	3.250%	5/16/27	12,975	12,496
	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,056
4	Bank of New York Mellon Corp.	3.442%	2/7/28	6,875	6,745
	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,407
	Bank of New York Mellon Corp.	3.300%	8/23/29	10,150	9,537

Bank of Nova Scotia	2.050%	6/5/19	11,513	11,405
Bank of Nova Scotia	1.650%	6/14/19	11,000	10,863
Bank of Nova Scotia	2.350%	10/21/20	9,800	9,646
Bank of Nova Scotia	4.375%	1/13/21	1,570	1,622
Bank of Nova Scotia	2.800%	7/21/21	16,630	16,530
Bank of Nova Scotia	2.700%	3/7/22	8,000	7,855
Bank of Nova Scotia	4.500%	12/16/25	18,950	19,341
Bank One Capital III	8.750%	9/1/30	290	411
Bank One Corp.	7.625%	10/15/26	975	1,205
Bank One Corp.	8.000%	4/29/27	2,500	3,232
Bank One Michigan	8.250%	11/1/24	6,000	7,439
Barclays Bank plc	5.140%	10/14/20	4,795	4,947
Barclays Bank plc	2.650%	1/11/21	7,000	6,905
Barclays plc	2.750%	11/8/19	12,225	12,122
Barclays plc	2.875%	6/8/20	7,750	7,685
Barclays plc	3.250%	1/12/21	9,200	9,158
Barclays plc	3.200%	8/10/21	21,600	21,335
Barclays plc	3.684%	1/10/23	45,225	44,794
Barclays plc	4.375%	9/11/24	9,300	9,086
Barclays plc	3.650%	3/16/25	14,900	14,337
Barclays plc	4.375%	1/12/26	7,000	7,032
Barclays plc	5.200%	5/12/26	17,075	17,228
Barclays plc	4.337%	1/10/28	25,000	24,751
Barclays plc	4.836%	5/9/28	17,750	17,378
Barclays plc	5.250%	8/17/45	3,600	3,803
Barclays plc	4.950%	1/10/47	11,500	11,704
BB&T Corp.	6.850%	4/30/19	8,261	8,617
BB&T Corp.	5.250%	11/1/19	3,925	4,065
BB&T Corp.	2.450%	1/15/20	1,250	1,238
BB&T Corp.	2.625%	6/29/20	10,000	9,911
BB&T Corp.	2.150%	2/1/21	6,675	6,531
BB&T Corp.	2.050%	5/10/21	14,025	13,604
BB&T Corp.	3.950%	3/22/22	2,049	2,100
BB&T Corp.	2.750%	4/1/22	7,000	6,851
BB&T Corp.	2.850%	10/26/24	11,491	11,006
BNP Paribas SA	2.375%	5/21/20	9,500	9,394
BNP Paribas SA	5.000%	1/15/21	24,404	25,689
BNP Paribas SA	3.250%	3/3/23	9,025	8,962
9 BNP Paribas SA	3.800%	1/10/24	500	499
BNP Paribas SA	4.250%	10/15/24	3,600	3,634
BPCE SA	2.500%	7/15/19	6,320	6,290
BPCE SA	2.250%	1/27/20	2,375	2,340
BPCE SA	2.650%	2/3/21	5,275	5,205
BPCE SA	2.750%	12/2/21	13,750	13,467
9 BPCE SA	3.000%	5/22/22	5,800	5,679
BPCE SA	4.000%	4/15/24	12,800	12,955
BPCE SA	3.375%	12/2/26	4,000	3,874
9 BPCE SA	3.250%	1/11/28	275	260
Branch Banking & Trust Co.	1.450%	5/10/19	5,775	5,691
Branch Banking & Trust Co.	2.100%	1/15/20	9,750	9,613
Branch Banking & Trust Co.	2.250%	6/1/20	25,000	24,577
Branch Banking & Trust Co.	2.850%	4/1/21	3,000	2,984
Branch Banking & Trust Co.	2.625%	1/15/22	5,000	4,879
Branch Banking & Trust Co.	3.625%	9/16/25	9,100	9,043
Branch Banking & Trust Co.	3.800%	10/30/26	3,450	3,459
Canadian Imperial Bank of Commerce	1.600%	9/6/19	6,575	6,473
Canadian Imperial Bank of Commerce	2.100%	10/5/20	9,000	8,800

	Canadian Imperial Bank of Commerce	2.700%	2/2/21	9,200	9,077
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	15,573
	Capital One Bank USA NA	2.300%	6/5/19	5,850	5,810
	Capital One Bank USA NA	8.800%	7/15/19	6,825	7,308
	Capital One Bank USA NA	3.375%	2/15/23	9,110	8,873
	Capital One Financial Corp.	2.450%	4/24/19	7,100	7,060
	Capital One Financial Corp.	2.500%	5/12/20	6,250	6,152
	Capital One Financial Corp.	2.400%	10/30/20	6,903	6,765
	Capital One Financial Corp.	4.750%	7/15/21	545	568
	Capital One Financial Corp.	3.050%	3/9/22	7,500	7,370
	Capital One Financial Corp.	3.200%	1/30/23	22,000	21,406
	Capital One Financial Corp.	3.500%	6/15/23	1,285	1,268
	Capital One Financial Corp.	3.750%	4/24/24	7,000	6,975
	Capital One Financial Corp.	3.300%	10/30/24	11,125	10,737
	Capital One Financial Corp.	3.200%	2/5/25	7,000	6,711
	Capital One Financial Corp.	4.200%	10/29/25	625	619
	Capital One Financial Corp.	3.750%	7/28/26	7,500	7,101
	Capital One Financial Corp.	3.750%	3/9/27	4,750	4,572
	Capital One Financial Corp.	3.800%	1/31/28	20,000	19,353
	Capital One NA	2.400%	9/5/19	2,850	2,823
	Capital One NA	1.850%	9/13/19	4,450	4,372
	Capital One NA	2.350%	1/31/20	20,000	19,666
	Capital One NA	2.950%	7/23/21	19,500	19,269
	Capital One NA	2.250%	9/13/21	7,600	7,311
	Capital One NA	2.650%	8/8/22	12,000	11,570
	Citibank NA	1.850%	9/18/19	16,275	16,052
	Citibank NA	2.100%	6/12/20	10,000	9,795
	Citibank NA	2.125%	10/20/20	34,255	33,447
	Citibank NA	2.850%	2/12/21	8,900	8,825
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,996	3,235
	Citigroup Inc.	2.550%	4/8/19	24,000	23,944
	Citigroup Inc.	2.050%	6/7/19	11,100	10,996
	Citigroup Inc.	2.500%	7/29/19	10,450	10,402
	Citigroup Inc.	2.450%	1/10/20	15,845	15,688
	Citigroup Inc.	2.400%	2/18/20	8,225	8,130
	Citigroup Inc.	5.375%	8/9/20	5,564	5,844
	Citigroup Inc.	2.650%	10/26/20	27,577	27,236
	Citigroup Inc.	2.700%	3/30/21	25,220	24,855
	Citigroup Inc.	2.350%	8/2/21	7,850	7,607
	Citigroup Inc.	2.900%	12/8/21	23,850	23,448
	Citigroup Inc.	4.500%	1/14/22	12,875	13,337
	Citigroup Inc.	2.750%	4/25/22	20,350	19,809
	Citigroup Inc.	4.050%	7/30/22	6,275	6,405
	Citigroup Inc.	2.700%	10/27/22	5,000	4,817
4	Citigroup Inc.	3.142%	1/24/23	22,000	21,723
	Citigroup Inc.	3.375%	3/1/23	1,925	1,920
	Citigroup Inc.	3.500%	5/15/23	17,725	17,506
4	Citigroup Inc.	2.876%	7/24/23	18,075	17,580
	Citigroup Inc.	3.875%	10/25/23	15,480	15,679
	Citigroup Inc.	3.750%	6/16/24	2,400	2,411
	Citigroup Inc.	4.000%	8/5/24	5,525	5,514
	Citigroup Inc.	3.875%	3/26/25	11,325	11,163
	Citigroup Inc.	3.300%	4/27/25	4,825	4,661
	Citigroup Inc.	4.400%	6/10/25	39,525	40,123
	Citigroup Inc.	5.500%	9/13/25	9,400	10,172
	Citigroup Inc.	3.700%	1/12/26	16,617	16,392
	Citigroup Inc.	4.600%	3/9/26	24,150	24,659

Citigroup Inc.	3.400%	5/1/26	10,550	10,178
Citigroup Inc.	3.200%	10/21/26	46,300	43,886
Citigroup Inc.	4.300%	11/20/26	7,850	7,859
Citigroup Inc.	4.450%	9/29/27	29,400	29,687
4 Citigroup Inc.	3.887%	1/10/28	27,750	27,573
Citigroup Inc.	6.625%	1/15/28	25	30
4 Citigroup Inc.	3.668%	7/24/28	29,725	28,888
Citigroup Inc.	4.125%	7/25/28	4,100	4,049
4 Citigroup Inc.	3.520%	10/27/28	18,375	17,734
Citigroup Inc.	6.625%	6/15/32	1,125	1,369
Citigroup Inc.	6.000%	10/31/33	3,850	4,528
Citigroup Inc.	6.125%	8/25/36	10,418	12,389
4 Citigroup Inc.	3.878%	1/24/39	8,825	8,491
Citigroup Inc.	8.125%	7/15/39	13,999	21,156
Citigroup Inc.	5.875%	1/30/42	7,139	8,792
Citigroup Inc.	6.675%	9/13/43	4,600	5,965
Citigroup Inc.	4.950%	11/7/43	8,250	8,956
Citigroup Inc.	5.300%	5/6/44	4,725	5,171
Citigroup Inc.	4.650%	7/30/45	5,000	5,296
Citigroup Inc.	4.750%	5/18/46	6,855	6,908
Citizens Bank NA	2.450%	12/4/19	3,100	3,067
Citizens Bank NA	2.250%	3/2/20	6,825	6,712
Citizens Bank NA	2.200%	5/26/20	9,300	9,124
Citizens Bank NA	2.250%	10/30/20	8,750	8,532
Citizens Bank NA	2.550%	5/13/21	550	536
Citizens Bank NA	2.650%	5/26/22	5,600	5,451
Citizens Bank NA	3.700%	3/29/23	4,000	4,002
Citizens Financial Group Inc.	2.375%	7/28/21	1,000	973
Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,000
Comerica Bank	4.000%	7/27/25	2,975	3,002
Comerica Inc.	2.125%	5/23/19	800	794
Comerica Inc.	3.800%	7/22/26	850	841
Commonwealth Bank of Australia	2.300%	9/6/19	3,600	3,572
9 Commonwealth Bank of Australia	1.750%	11/7/19	800	785
Commonwealth Bank of Australia	2.400%	11/2/20	7,500	7,362
Commonwealth Bank of Australia	2.550%	3/15/21	5,775	5,676
9 Commonwealth Bank of Australia	2.750%	3/10/22	10,700	10,518
9 Commonwealth Bank of Australia	2.625%	9/6/26	500	461
Compass Bank	2.750%	9/29/19	2,000	1,989
Compass Bank	2.875%	6/29/22	14,100	13,670
Cooperatieve Rabobank UA	2.250%	1/14/20	13,000	12,826
Cooperatieve Rabobank UA	4.500%	1/11/21	2,465	2,555
Cooperatieve Rabobank UA	2.500%	1/19/21	40,700	40,006
Cooperatieve Rabobank UA	2.750%	1/10/22	14,000	13,727
Cooperatieve Rabobank UA	3.875%	2/8/22	20,421	20,816
Cooperatieve Rabobank UA	3.950%	11/9/22	29,828	30,072
Cooperatieve Rabobank UA	4.625%	12/1/23	15,775	16,420
Cooperatieve Rabobank UA	3.375%	5/21/25	7,342	7,224
Cooperatieve Rabobank UA	4.375%	8/4/25	11,375	11,461
Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,450
Cooperatieve Rabobank UA	5.250%	5/24/41	9,755	11,592
Cooperatieve Rabobank UA	5.750%	12/1/43	7,925	9,457
Cooperatieve Rabobank UA	5.250%	8/4/45	15,273	17,129
Credit Suisse AG	2.300%	5/28/19	26,875	26,701
Credit Suisse AG	5.300%	8/13/19	8,650	8,917
Credit Suisse AG	5.400%	1/14/20	5,725	5,925
Credit Suisse AG	3.000%	10/29/21	12,100	11,962

Credit Suisse AG	3.625%	9/9/24	19,917	19,757
9 Credit Suisse Group AG	3.574%	1/9/23	10,500	10,431
9 Credit Suisse Group AG	4.282%	1/9/28	23,150	23,183
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	600	594
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	8,100	8,064
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,305	25,282
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	17,250	17,324
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	8,735	8,729
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	23,250	22,700
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,700	9,927
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	14,550	15,411
Credit Suisse USA Inc.	7.125%	7/15/32	4,560	6,073
9 Danske Bank A/S	2.800%	3/10/21	200	198
Deutsche Bank AG	2.850%	5/10/19	8,725	8,694
Deutsche Bank AG	2.700%	7/13/20	20,900	20,484
Deutsche Bank AG	2.950%	8/20/20	10,500	10,320
Deutsche Bank AG	3.125%	1/13/21	5,475	5,395
Deutsche Bank AG	3.150%	1/22/21	15,700	15,475
Deutsche Bank AG	3.375%	5/12/21	7,775	7,690
Deutsche Bank AG	4.250%	10/14/21	17,300	17,548
Deutsche Bank AG	3.300%	11/16/22	16,000	15,549
Deutsche Bank AG	3.700%	5/30/24	14,550	14,056
Deutsche Bank AG	4.100%	1/13/26	3,475	3,366
Deutsche Bank AG	3.950%	2/27/23	15,000	14,918
Discover Bank	7.000%	4/15/20	1,350	1,441
Discover Bank	3.200%	8/9/21	1,400	1,385
Discover Bank	3.350%	2/6/23	9,300	9,134
Discover Bank	4.200%	8/8/23	9,475	9,640
Discover Bank	4.250%	3/13/26	2,175	2,196
Discover Bank	3.450%	7/27/26	6,250	5,889
Discover Financial Services	5.200%	4/27/22	950	996
Discover Financial Services	3.850%	11/21/22	5,630	5,671
Discover Financial Services	3.950%	11/6/24	11,100	11,053
Discover Financial Services	3.750%	3/4/25	3,600	3,488
Discover Financial Services	4.100%	2/9/27	5,300	5,253
Fifth Third Bancorp	3.500%	3/15/22	6,025	6,047
Fifth Third Bancorp	4.300%	1/16/24	7,050	7,223
Fifth Third Bancorp	3.950%	3/14/28	4,500	4,506
Fifth Third Bancorp	8.250%	3/1/38	5,771	8,221
Fifth Third Bank	2.375%	4/25/19	10,000	9,961
Fifth Third Bank	1.625%	9/27/19	4,575	4,493
Fifth Third Bank	2.200%	10/30/20	6,050	5,898
Fifth Third Bank	2.250%	6/14/21	6,500	6,315
Fifth Third Bank	3.850%	3/15/26	10,500	10,350
First Horizon National Corp.	3.500%	12/15/20	2,050	2,061
First Niagara Financial Group Inc.	6.750%	3/19/20	2,300	2,452
First Republic Bank	2.500%	6/6/22	9,300	8,999
First Republic Bank	4.375%	8/1/46	1,200	1,195
First Republic Bank	4.625%	2/13/47	2,375	2,438
FirstMerit Bank NA	4.270%	11/25/26	4,150	4,203
FirstMerit Corp.	4.350%	2/4/23	4,950	5,074
Goldman Sachs Capital I	6.345%	2/15/34	8,175	9,728
Goldman Sachs Group Inc.	7.500%	2/15/19	20,105	20,901
Goldman Sachs Group Inc.	1.950%	7/23/19	3,800	3,760
Goldman Sachs Group Inc.	2.550%	10/23/19	18,100	18,003
Goldman Sachs Group Inc.	2.300%	12/13/19	16,872	16,702
Goldman Sachs Group Inc.	5.375%	3/15/20	23,140	24,117

Goldman Sachs Group Inc.	2.600%	4/23/20	23,175	22,918
Goldman Sachs Group Inc.	6.000%	6/15/20	22,270	23,557
Goldman Sachs Group Inc.	2.750%	9/15/20	23,620	23,355
Goldman Sachs Group Inc.	2.875%	2/25/21	750	741
Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,009
Goldman Sachs Group Inc.	5.250%	7/27/21	31,736	33,611
Goldman Sachs Group Inc.	2.350%	11/15/21	8,750	8,451
Goldman Sachs Group Inc.	5.750%	1/24/22	43,944	47,509
Goldman Sachs Group Inc.	3.000%	4/26/22	40,250	39,513
4 Goldman Sachs Group Inc.	2.876%	10/31/22	45,000	44,044
Goldman Sachs Group Inc.	3.625%	1/22/23	24,634	24,707
Goldman Sachs Group Inc.	3.200%	2/23/23	15,000	14,745
4 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	24,309
4 Goldman Sachs Group Inc.	2.905%	7/24/23	23,625	22,986
Goldman Sachs Group Inc.	4.000%	3/3/24	52,325	52,938
Goldman Sachs Group Inc.	3.850%	7/8/24	4,525	4,538
Goldman Sachs Group Inc.	3.500%	1/23/25	22,725	22,276
4 Goldman Sachs Group Inc.	3.272%	9/29/25	31,685	30,419
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,764
Goldman Sachs Group Inc.	3.750%	2/25/26	21,100	20,710
Goldman Sachs Group Inc.	3.500%	11/16/26	25,865	24,850
Goldman Sachs Group Inc.	5.950%	1/15/27	3,945	4,416
Goldman Sachs Group Inc.	3.850%	1/26/27	27,175	26,735
4 Goldman Sachs Group Inc.	3.691%	6/5/28	21,300	20,745
4 Goldman Sachs Group Inc.	3.814%	4/23/29	20,850	20,403
Goldman Sachs Group Inc.	6.125%	2/15/33	18,375	21,999
Goldman Sachs Group Inc.	6.450%	5/1/36	12,800	15,507
Goldman Sachs Group Inc.	6.750%	10/1/37	42,060	52,554
4 Goldman Sachs Group Inc.	4.017%	10/31/38	22,600	21,762
Goldman Sachs Group Inc.	6.250%	2/1/41	14,731	18,655
Goldman Sachs Group Inc.	4.800%	7/8/44	25,575	27,346
Goldman Sachs Group Inc.	5.150%	5/22/45	19,625	21,065
Goldman Sachs Group Inc.	4.750%	10/21/45	7,325	7,825
HSBC Bank USA NA	4.875%	8/24/20	9,275	9,594
HSBC Bank USA NA	5.875%	11/1/34	3,875	4,765
HSBC Bank USA NA	5.625%	8/15/35	5,450	6,574
HSBC Bank USA NA	7.000%	1/15/39	7,476	10,449
HSBC Holdings plc	3.400%	3/8/21	24,238	24,378
HSBC Holdings plc	5.100%	4/5/21	14,270	14,990
HSBC Holdings plc	2.950%	5/25/21	20,000	19,785
HSBC Holdings plc	2.650%	1/5/22	42,445	41,252
HSBC Holdings plc	4.875%	1/14/22	1,895	1,991
HSBC Holdings plc	4.000%	3/30/22	7,455	7,617
4 HSBC Holdings plc	3.262%	3/13/23	31,000	30,528
HSBC Holdings plc	3.600%	5/25/23	21,750	21,766
4 HSBC Holdings plc	3.033%	11/22/23	7,950	7,758
HSBC Holdings plc	4.250%	3/14/24	10,500	10,558
HSBC Holdings plc	4.250%	8/18/25	12,250	12,186
HSBC Holdings plc	4.300%	3/8/26	35,305	36,154
HSBC Holdings plc	3.900%	5/25/26	23,300	23,245
HSBC Holdings plc	4.375%	11/23/26	21,300	21,195
4 HSBC Holdings plc	4.041%	3/13/28	24,100	24,048
HSBC Holdings plc	7.625%	5/17/32	575	748
HSBC Holdings plc	7.350%	11/27/32	600	771
HSBC Holdings plc	6.500%	5/2/36	13,865	17,182
HSBC Holdings plc	6.500%	9/15/37	13,015	16,219
HSBC Holdings plc	6.800%	6/1/38	4,225	5,434

HSBC Holdings plc	6.100%	1/14/42	4,075	5,258
HSBC Holdings plc	5.250%	3/14/44	19,550	21,385
HSBC USA Inc.	2.250%	6/23/19	1,000	992
HSBC USA Inc.	2.375%	11/13/19	10,225	10,121
HSBC USA Inc.	2.350%	3/5/20	13,200	13,010
HSBC USA Inc.	2.750%	8/7/20	3,000	2,972
HSBC USA Inc.	5.000%	9/27/20	4,855	5,048
HSBC USA Inc.	3.500%	6/23/24	11,475	11,413
Huntington Bancshares Inc.	7.000%	12/15/20	6,800	7,423
Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,644
Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,436
Huntington National Bank	2.200%	4/1/19	925	918
Huntington National Bank	2.375%	3/10/20	11,000	10,838
Huntington National Bank	2.400%	4/1/20	3,600	3,556
Huntington National Bank	2.875%	8/20/20	4,250	4,235
Huntington National Bank	2.500%	8/7/22	10,000	9,637
9 ING Bank NV	2.450%	3/16/20	15,725	15,496
ING Groep NV	3.150%	3/29/22	6,250	6,159
ING Groep NV	3.950%	3/29/27	10,500	10,388
Intesa Sanpaolo SPA	5.250%	1/12/24	10,475	11,048
JPMorgan Chase & Co.	6.300%	4/23/19	15,110	15,657
JPMorgan Chase & Co.	2.200%	10/22/19	2,300	2,276
JPMorgan Chase & Co.	2.250%	1/23/20	43,940	43,360
JPMorgan Chase & Co.	4.950%	3/25/20	1,040	1,079
JPMorgan Chase & Co.	2.750%	6/23/20	28,845	28,658
JPMorgan Chase & Co.	4.400%	7/22/20	8,795	9,050
JPMorgan Chase & Co.	4.250%	10/15/20	16,350	16,807
JPMorgan Chase & Co.	2.550%	10/29/20	5,750	5,667
JPMorgan Chase & Co.	2.550%	3/1/21	18,290	17,990
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,188
JPMorgan Chase & Co.	2.400%	6/7/21	6,500	6,357
JPMorgan Chase & Co.	2.295%	8/15/21	47,400	45,950
JPMorgan Chase & Co.	4.350%	8/15/21	15,765	16,307
JPMorgan Chase & Co.	4.500%	1/24/22	25,150	26,141
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	24,203
JPMorgan Chase & Co.	2.972%	1/15/23	65,595	64,223
JPMorgan Chase & Co.	3.200%	1/25/23	17,125	16,946
4 JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,083
JPMorgan Chase & Co.	3.375%	5/1/23	9,300	9,150
JPMorgan Chase & Co.	2.700%	5/18/23	14,175	13,649
JPMorgan Chase & Co.	3.875%	2/1/24	27,475	27,959
JPMorgan Chase & Co.	3.625%	5/13/24	9,825	9,776
JPMorgan Chase & Co.	3.875%	9/10/24	31,025	30,951
JPMorgan Chase & Co.	3.125%	1/23/25	18,895	18,176
4 JPMorgan Chase & Co.	3.220%	3/1/25	25,850	25,166
JPMorgan Chase & Co.	3.900%	7/15/25	23,500	23,687
JPMorgan Chase & Co.	3.300%	4/1/26	55,175	53,312
JPMorgan Chase & Co.	3.200%	6/15/26	17,100	16,320
JPMorgan Chase & Co.	2.950%	10/1/26	24,500	22,983
JPMorgan Chase & Co.	4.125%	12/15/26	35,300	35,302
JPMorgan Chase & Co.	4.250%	10/1/27	10,100	10,176
JPMorgan Chase & Co.	3.625%	12/1/27	10,000	9,575
4 JPMorgan Chase & Co.	3.782%	2/1/28	22,475	22,255
4 JPMorgan Chase & Co.	3.540%	5/1/28	20,425	19,938
4 JPMorgan Chase & Co.	3.509%	1/23/29	35,000	33,796
JPMorgan Chase & Co.	6.400%	5/15/38	15,015	19,519
4 JPMorgan Chase & Co.	3.882%	7/24/38	20,350	19,735

JPMorgan Chase & Co.	5.500%	10/15/40	17,519	20,702
JPMorgan Chase & Co.	5.600%	7/15/41	8,357	10,084
JPMorgan Chase & Co.	5.400%	1/6/42	3,875	4,582
JPMorgan Chase & Co.	5.625%	8/16/43	8,560	9,950
JPMorgan Chase & Co.	4.950%	6/1/45	8,000	8,587
4 JPMorgan Chase & Co.	4.260%	2/22/48	15,650	15,649
4 JPMorgan Chase & Co.	4.032%	7/24/48	16,950	16,361
4 JPMorgan Chase & Co.	3.964%	11/15/48	14,550	13,971
4 JPMorgan Chase & Co.	3.897%	1/23/49	20,900	19,894
JPMorgan Chase Bank NA	1.650%	9/23/19	9,250	9,115
4 JPMorgan Chase Bank NA	2.604%	2/1/21	15,000	14,901
KeyBank NA	2.500%	12/15/19	2,000	1,985
KeyBank NA	2.250%	3/16/20	2,000	1,972
KeyBank NA	2.500%	11/22/21	11,000	10,741
KeyBank NA	2.400%	6/9/22	1,550	1,500
KeyBank NA	2.300%	9/14/22	9,550	9,190
KeyBank NA	3.300%	6/1/25	1,125	1,108
KeyBank NA	3.400%	5/20/26	2,000	1,924
KeyBank NA	6.950%	2/1/28	500	617
KeyBank NA	3.375%	3/7/23	4,000	4,014
KeyCorp	2.900%	9/15/20	250	249
KeyCorp	5.100%	3/24/21	8,490	8,949
Lloyds Bank plc	6.375%	1/21/21	5,500	5,950
Lloyds Banking Group plc	3.000%	1/11/22	10,000	9,816
4 Lloyds Banking Group plc	2.907%	11/7/23	15,000	14,468
Lloyds Banking Group plc	4.500%	11/4/24	8,300	8,359
Lloyds Banking Group plc	4.582%	12/10/25	29,846	29,803
Lloyds Banking Group plc	4.650%	3/24/26	4,000	4,015
Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,421
Lloyds Banking Group plc	4.375%	3/22/28	9,000	9,081
4 Lloyds Banking Group plc	3.574%	11/7/28	16,000	15,090
Lloyds Banking Group plc	5.300%	12/1/45	1,100	1,169
Lloyds Banking Group plc	4.344%	1/9/48	15,500	14,421
Manufacturers & Traders Trust Co.	2.250%	7/25/19	11,000	10,923
Manufacturers & Traders Trust Co.	2.100%	2/6/20	3,200	3,148
Manufacturers & Traders Trust Co.	2.050%	8/17/20	250	244
Manufacturers & Traders Trust Co.	2.625%	1/25/21	13,200	13,007
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,001
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	12,244	12,162
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	17,000	16,395
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	13,000	12,814
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	20,000	19,388
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	11,980	11,948
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,700	1,616
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,165
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	16,550	16,546
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,150
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	30,900	30,515
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,000	23,900
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	5,975	6,008
Mizuho Financial Group Inc.	3.549%	3/5/23	12,475	12,405
Mizuho Financial Group Inc.	4.018%	3/5/28	14,850	14,903
Morgan Stanley	2.500%	1/24/19	28,575	28,512
Morgan Stanley	7.300%	5/13/19	26,585	27,837
Morgan Stanley	2.375%	7/23/19	30,900	30,711
Morgan Stanley	5.625%	9/23/19	11,455	11,886
Morgan Stanley	5.500%	1/26/20	15,250	15,905

Morgan Stanley	2.650%	1/27/20	18,624	18,478
Morgan Stanley	2.800%	6/16/20	12,450	12,351
Morgan Stanley	5.500%	7/24/20	4,385	4,602
Morgan Stanley	5.750%	1/25/21	12,940	13,790
Morgan Stanley	2.500%	4/21/21	15,800	15,444
Morgan Stanley	5.500%	7/28/21	3,850	4,109
Morgan Stanley	2.625%	11/17/21	30,585	29,853
Morgan Stanley	2.750%	5/19/22	35,475	34,544
Morgan Stanley	4.875%	11/1/22	15,825	16,522
Morgan Stanley	3.125%	1/23/23	10,025	9,879
Morgan Stanley	3.750%	2/25/23	41,150	41,595
Morgan Stanley	4.100%	5/22/23	20,525	20,774
Morgan Stanley	3.875%	4/29/24	19,865	20,002
Morgan Stanley	3.700%	10/23/24	29,802	29,550
Morgan Stanley	4.000%	7/23/25	42,350	42,579
Morgan Stanley	5.000%	11/24/25	14,600	15,246
Morgan Stanley	3.875%	1/27/26	27,600	27,418
Morgan Stanley	3.125%	7/27/26	37,700	35,427
Morgan Stanley	6.250%	8/9/26	9,650	11,227
Morgan Stanley	4.350%	9/8/26	19,070	19,105
Morgan Stanley	3.625%	1/20/27	33,650	32,859
Morgan Stanley	3.950%	4/23/27	7,155	6,946
4 Morgan Stanley	3.591%	7/22/28	43,950	42,452
4 Morgan Stanley	3.772%	1/24/29	25,975	25,552
Morgan Stanley	7.250%	4/1/32	7,000	9,248
4 Morgan Stanley	3.971%	7/22/38	1,850	1,801
Morgan Stanley	6.375%	7/24/42	27,675	35,684
Morgan Stanley	4.300%	1/27/45	27,625	27,711
Morgan Stanley	4.375%	1/22/47	8,550	8,726
MUFG Americas Holdings Corp.	2.250%	2/10/20	18,250	17,952
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,629
MUFG Americas Holdings Corp.	3.000%	2/10/25	4,350	4,194
MUFG Union Bank NA	2.250%	5/6/19	2,375	2,358
National Australia Bank Ltd.	1.375%	7/12/19	5,725	5,633
National Australia Bank Ltd.	2.250%	1/10/20	300	297
National Australia Bank Ltd.	2.125%	5/22/20	26,000	25,492
National Australia Bank Ltd.	2.625%	7/23/20	3,045	3,016
National Australia Bank Ltd.	2.625%	1/14/21	4,000	3,942
National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,283
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,199
National Australia Bank Ltd.	2.500%	5/22/22	16,000	15,506
National Australia Bank Ltd.	3.000%	1/20/23	3,450	3,392
National Australia Bank Ltd.	3.375%	1/14/26	3,600	3,542
National Australia Bank Ltd.	2.500%	7/12/26	12,175	11,139
National Bank of Canada	2.150%	6/12/20	10,250	10,076
National Bank of Canada	2.200%	11/2/20	17,000	16,633
National City Corp.	6.875%	5/15/19	4,215	4,399
Northern Trust Corp.	3.450%	11/4/20	2,950	2,999
Northern Trust Corp.	2.375%	8/2/22	6,050	5,922
Northern Trust Corp.	3.950%	10/30/25	8,750	9,025
4 Northern Trust Corp.	3.375%	5/8/32	4,950	4,744
People's United Bank NA	4.000%	7/15/24	3,000	3,025
People's United Financial Inc.	3.650%	12/6/22	5,695	5,744
PNC Bank NA	2.250%	7/2/19	8,550	8,489
PNC Bank NA	1.450%	7/29/19	4,300	4,224
PNC Bank NA	2.400%	10/18/19	6,700	6,660
PNC Bank NA	2.000%	5/19/20	13,000	12,748

PNC Bank NA	2.300%	6/1/20	5,250	5,169
PNC Bank NA	2.600%	7/21/20	2,000	1,982
PNC Bank NA	2.450%	11/5/20	6,550	6,461
PNC Bank NA	2.500%	1/22/21	2,400	2,363
PNC Bank NA	2.150%	4/29/21	15,000	14,606
PNC Bank NA	2.550%	12/9/21	17,100	16,667
PNC Bank NA	2.625%	2/17/22	20,000	19,504
PNC Bank NA	2.700%	11/1/22	16,788	16,206
PNC Bank NA	2.950%	1/30/23	4,500	4,389
PNC Bank NA	3.300%	10/30/24	3,850	3,824
PNC Bank NA	2.950%	2/23/25	6,750	6,491
PNC Bank NA	3.250%	6/1/25	4,550	4,450
PNC Bank NA	4.200%	11/1/25	4,400	4,536
PNC Bank NA	3.250%	1/22/28	6,650	6,383
PNC Financial Services Group Inc.	2.854%	11/9/22	5,225	5,123
PNC Financial Services Group Inc.	3.900%	4/29/24	15,525	15,760
PNC Financial Services Group Inc.	3.150%	5/19/27	29,075	27,947
PNC Funding Corp.	6.700%	6/10/19	6,475	6,770
PNC Funding Corp.	5.125%	2/8/20	5,700	5,914
PNC Funding Corp.	4.375%	8/11/20	7,575	7,802
PNC Funding Corp.	3.300%	3/8/22	3,090	3,099
Regions Bank	2.750%	4/1/21	4,700	4,641
Regions Bank	6.450%	6/26/37	1,329	1,614
Regions Financial Corp.	3.200%	2/8/21	1,750	1,749
Regions Financial Corp.	2.750%	8/14/22	2,675	2,598
Regions Financial Corp.	7.375%	12/10/37	7,000	9,311
Royal Bank of Canada	1.625%	4/15/19	7,250	7,180
Royal Bank of Canada	1.500%	7/29/19	7,575	7,459
Royal Bank of Canada	2.125%	3/2/20	22,500	22,171
Royal Bank of Canada	2.150%	10/26/20	9,543	9,338
Royal Bank of Canada	2.350%	10/30/20	14,216	13,986
Royal Bank of Canada	2.500%	1/19/21	5,000	4,929
Royal Bank of Canada	2.750%	2/1/22	13,000	12,793
Royal Bank of Canada	4.650%	1/27/26	6,250	6,438
4 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,000	9,821
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,200	23,909
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,400	1,444
Santander Holdings USA Inc.	2.700%	5/24/19	7,475	7,456
Santander Holdings USA Inc.	2.650%	4/17/20	1,150	1,138
Santander Holdings USA Inc.	3.700%	3/28/22	21,375	21,435
Santander Holdings USA Inc.	3.400%	1/18/23	11,400	11,131
Santander Holdings USA Inc.	4.500%	7/17/25	9,500	9,645
Santander Holdings USA Inc.	4.400%	7/13/27	5,900	5,876
Santander Issuances SAU	5.179%	11/19/25	14,700	15,344
Santander UK Group Holdings plc	2.875%	10/16/20	9,465	9,376
Santander UK Group Holdings plc	3.125%	1/8/21	8,300	8,253
Santander UK Group Holdings plc	2.875%	8/5/21	7,575	7,417
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	6,917
4 Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,152
4 Santander UK Group Holdings plc	3.823%	11/3/28	10,500	10,027
Santander UK plc	2.350%	9/10/19	6,200	6,140
Santander UK plc	2.375%	3/16/20	4,810	4,746
Santander UK plc	2.125%	11/3/20	15,000	14,612
Santander UK plc	4.000%	3/13/24	9,350	9,477
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	5,750	5,673
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,673
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	21,350	20,346

Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,414
State Street Corp.	2.550%	8/18/20	300	298
State Street Corp.	4.375%	3/7/21	1,385	1,442
State Street Corp.	1.950%	5/19/21	4,575	4,428
4 State Street Corp.	2.653%	5/15/23	12,000	11,714
State Street Corp.	3.100%	5/15/23	11,275	11,150
State Street Corp.	3.700%	11/20/23	500	512
State Street Corp.	3.300%	12/16/24	2,500	2,469
State Street Corp.	3.550%	8/18/25	11,086	11,119
State Street Corp.	2.650%	5/19/26	4,875	4,543
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	5,500	5,453
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	12,000	11,838
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	15,840	15,662
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	24,000	23,766
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	2,500	2,463
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,775	1,763
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	540
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,449
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	6,125	6,266
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	2,650	2,629
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,499
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	9,470	9,415
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,608
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	9,000	8,699
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	9,818
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	18,000	17,545
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	7,755
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	17,000	16,693
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	9,500	9,455
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	28,900	26,378
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	2,425	2,272
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,938
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,650	15,033
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,913
SunTrust Bank	2.250%	1/31/20	15,500	15,282
4 SunTrust Bank	2.590%	1/29/21	6,450	6,402
SunTrust Bank	3.000%	2/2/23	5,000	4,908
SunTrust Bank	2.750%	5/1/23	2,150	2,089
SunTrust Bank	3.300%	5/15/26	3,000	2,855
SunTrust Banks Inc.	2.500%	5/1/19	2,700	2,692
SunTrust Banks Inc.	2.900%	3/3/21	2,725	2,703
SunTrust Banks Inc.	2.700%	1/27/22	10,025	9,801
SVB Financial Group	3.500%	1/29/25	2,250	2,197
Svenska Handelsbanken AB	2.250%	6/17/19	7,300	7,247
Svenska Handelsbanken AB	1.500%	9/6/19	15,250	14,967
Svenska Handelsbanken AB	2.400%	10/1/20	6,350	6,242
Svenska Handelsbanken AB	2.450%	3/30/21	5,750	5,645
Svenska Handelsbanken AB	1.875%	9/7/21	4,775	4,556
Synchrony Bank	3.000%	6/15/22	1,625	1,573
Synchrony Financial	3.000%	8/15/19	5,300	5,282
Synchrony Financial	2.700%	2/3/20	3,150	3,115
Synchrony Financial	3.750%	8/15/21	3,500	3,531
Synchrony Financial	4.250%	8/15/24	21,650	21,631
Synchrony Financial	4.500%	7/23/25	15,525	15,512
Synchrony Financial	3.700%	8/4/26	8,325	7,749
Synchrony Financial	3.950%	12/1/27	12,215	11,506
Synovus Financial Corp.	3.125%	11/1/22	1,400	1,364

Toronto-Dominion Bank	2.125%	7/2/19	5,000	4,968
Toronto-Dominion Bank	1.450%	8/13/19	6,000	5,907
Toronto-Dominion Bank	2.250%	11/5/19	13,000	12,916
Toronto-Dominion Bank	2.500%	12/14/20	29,500	29,085
Toronto-Dominion Bank	2.550%	1/25/21	36,625	36,133
Toronto-Dominion Bank	2.125%	4/7/21	17,925	17,436
Toronto-Dominion Bank	1.800%	7/13/21	6,000	5,760
4 Toronto-Dominion Bank	3.625%	9/15/31	6,300	6,032
UBS AG	2.375%	8/14/19	15,462	15,347
UBS AG	2.350%	3/26/20	1,925	1,897
UBS AG	4.875%	8/4/20	875	910
9 UBS AG	2.450%	12/1/20	20,000	19,662
US Bancorp	2.200%	4/25/19	8,570	8,523
US Bancorp	2.350%	1/29/21	3,675	3,619
US Bancorp	4.125%	5/24/21	2,515	2,595
US Bancorp	2.625%	1/24/22	10,050	9,898
US Bancorp	3.000%	3/15/22	4,225	4,206
US Bancorp	2.950%	7/15/22	10,725	10,590
US Bancorp	3.700%	1/30/24	11,050	11,237
US Bancorp	3.100%	4/27/26	4,150	3,963
US Bancorp	2.375%	7/22/26	20,550	18,586
US Bancorp	3.150%	4/27/27	9,850	9,411
US Bank NA	1.400%	4/26/19	12,000	11,842
US Bank NA	2.125%	10/28/19	10,800	10,685
US Bank NA	2.350%	1/23/20	4,400	4,369
US Bank NA	2.000%	1/24/20	9,925	9,790
US Bank NA	2.050%	10/23/20	7,825	7,652
US Bank NA	2.850%	1/23/23	4,625	4,564
US Bank NA	2.800%	1/27/25	13,100	12,484
Wachovia Corp.	6.605%	10/1/25	1,150	1,334
Wachovia Corp.	7.500%	4/15/35	500	657
Wachovia Corp.	5.500%	8/1/35	2,725	3,036
Wachovia Corp.	6.550%	10/15/35	250	306
Wells Fargo & Co.	2.150%	1/30/20	9,625	9,466
Wells Fargo & Co.	2.600%	7/22/20	29,075	28,719
Wells Fargo & Co.	2.550%	12/7/20	10,475	10,303
Wells Fargo & Co.	3.000%	1/22/21	11,060	11,003
Wells Fargo & Co.	2.500%	3/4/21	23,200	22,743
Wells Fargo & Co.	4.600%	4/1/21	15,140	15,709
Wells Fargo & Co.	2.100%	7/26/21	47,400	45,712
Wells Fargo & Co.	3.500%	3/8/22	21,675	21,725
Wells Fargo & Co.	2.625%	7/22/22	36,250	35,053
Wells Fargo & Co.	3.069%	1/24/23	38,372	37,629
Wells Fargo & Co.	3.450%	2/13/23	23,087	22,724
Wells Fargo & Co.	4.125%	8/15/23	24,725	25,067
Wells Fargo & Co.	4.480%	1/16/24	10,000	10,299
Wells Fargo & Co.	3.300%	9/9/24	16,735	16,264
Wells Fargo & Co.	3.000%	2/19/25	10,250	9,761
Wells Fargo & Co.	3.550%	9/29/25	18,300	17,953
Wells Fargo & Co.	3.000%	4/22/26	13,475	12,623
Wells Fargo & Co.	4.100%	6/3/26	27,150	26,919
Wells Fargo & Co.	3.000%	10/23/26	23,423	21,864
Wells Fargo & Co.	4.300%	7/22/27	20,125	20,211
4 Wells Fargo & Co.	3.584%	5/22/28	24,975	24,347
Wells Fargo & Co.	5.375%	2/7/35	4,150	4,794
Wells Fargo & Co.	5.375%	11/2/43	24,379	26,735
Wells Fargo & Co.	5.606%	1/15/44	10,200	11,605

Wells Fargo & Co.	4.650%	11/4/44	24,520	24,556
Wells Fargo & Co.	3.900%	5/1/45	21,055	20,038
Wells Fargo & Co.	4.900%	11/17/45	11,025	11,468
Wells Fargo & Co.	4.400%	6/14/46	9,325	9,003
Wells Fargo & Co.	4.750%	12/7/46	20,325	20,709
Wells Fargo Bank NA	1.750%	5/24/19	16,100	15,917
Wells Fargo Bank NA	2.150%	12/6/19	38,425	37,997
Wells Fargo Bank NA	2.400%	1/15/20	17,800	17,645
Wells Fargo Bank NA	2.600%	1/15/21	25,950	25,591
Wells Fargo Bank NA	5.950%	8/26/36	2,700	3,286
Wells Fargo Bank NA	5.850%	2/1/37	11,275	13,712
Wells Fargo Bank NA	6.600%	1/15/38	10,795	14,269
4 Wells Fargo Capital X	5.950%	12/1/86	3,425	3,716
Westpac Banking Corp.	1.650%	5/13/19	6,000	5,927
Westpac Banking Corp.	1.600%	8/19/19	6,350	6,249
Westpac Banking Corp.	4.875%	11/19/19	9,420	9,705
Westpac Banking Corp.	2.150%	3/6/20	19,475	19,165
Westpac Banking Corp.	2.600%	11/23/20	16,000	15,788
Westpac Banking Corp.	2.100%	5/13/21	25,000	24,234
Westpac Banking Corp.	2.000%	8/19/21	9,050	8,716
Westpac Banking Corp.	2.800%	1/11/22	9,000	8,868
Westpac Banking Corp.	2.500%	6/28/22	28,000	27,106
Westpac Banking Corp.	2.750%	1/11/23	8,000	7,774
Westpac Banking Corp.	2.850%	5/13/26	32,475	30,569
Westpac Banking Corp.	2.700%	8/19/26	6,550	6,067
Westpac Banking Corp.	3.350%	3/8/27	12,000	11,609
4 Westpac Banking Corp.	4.322%	11/23/31	21,260	20,992

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	2,800	2,903
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,209
Ameriprise Financial Inc.	4.000%	10/15/23	3,075	3,176
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,546
Ameriprise Financial Inc.	2.875%	9/15/26	4,825	4,531
Apollo Investment Corp.	5.250%	3/3/25	600	605
BGC Partners Inc.	5.375%	12/9/19	500	515
BGC Partners Inc.	5.125%	5/27/21	1,200	1,239
BlackRock Inc.	4.250%	5/24/21	5,750	5,932
BlackRock Inc.	3.375%	6/1/22	15,544	15,733
BlackRock Inc.	3.500%	3/18/24	7,650	7,693
BlackRock Inc.	3.200%	3/15/27	6,000	5,816
Brookfield Asset Management Inc.	4.000%	1/15/25	4,725	4,707
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,018
Brookfield Finance Inc.	3.900%	1/25/28	3,000	2,904
Brookfield Finance Inc.	4.700%	9/20/47	5,500	5,367
Brookfield Finance LLC	4.000%	4/1/24	5,325	5,341
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,782
Charles Schwab Corp.	4.450%	7/22/20	775	802
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,467
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,037
Charles Schwab Corp.	3.450%	2/13/26	4,225	4,221
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,396
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,130
CME Group Inc.	3.000%	9/15/22	20,055	19,909
CME Group Inc.	3.000%	3/15/25	750	729
CME Group Inc.	5.300%	9/15/43	5,985	7,270
E*TRADE Financial Corp.	2.950%	8/24/22	4,362	4,245

E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,095
Eaton Vance Corp.	3.625%	6/15/23	1,875	1,902
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,580
9 FMR LLC	7.490%	6/15/19	200	211
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,680
Franklin Resources Inc.	2.850%	3/30/25	3,000	2,899
Intercontinental Exchange Inc.	2.750%	12/1/20	4,875	4,836
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,196
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,317
Intercontinental Exchange Inc.	3.750%	12/1/25	7,140	7,268
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	4,872
Invesco Finance plc	3.125%	11/30/22	16,300	16,196
Invesco Finance plc	4.000%	1/30/24	14,550	15,032
Invesco Finance plc	3.750%	1/15/26	10	10
Invesco Finance plc	5.375%	11/30/43	6,725	7,848
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,501
Jefferies Group LLC	8.500%	7/15/19	3,000	3,193
Jefferies Group LLC	6.875%	4/15/21	5,345	5,829
Jefferies Group LLC	5.125%	1/20/23	2,400	2,539
Jefferies Group LLC	4.850%	1/15/27	10,800	11,037
Jefferies Group LLC	6.450%	6/8/27	1,235	1,399
Jefferies Group LLC	6.250%	1/15/36	2,105	2,277
Jefferies Group LLC	6.500%	1/20/43	2,850	3,183
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	10,000	9,296
Lazard Group LLC	4.250%	11/14/20	425	437
Lazard Group LLC	3.750%	2/13/25	100	98
Lazard Group LLC	3.625%	3/1/27	5,075	4,881
Legg Mason Inc.	3.950%	7/15/24	400	401
Legg Mason Inc.	4.750%	3/15/26	1,500	1,567
Legg Mason Inc.	5.625%	1/15/44	4,875	5,261
Leucadia National Corp.	5.500%	10/18/23	7,200	7,385
Nasdaq Inc.	5.550%	1/15/20	4,400	4,587
Nasdaq Inc.	4.250%	6/1/24	1,375	1,403
Nasdaq Inc.	3.850%	6/30/26	3,200	3,162
Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,022
Raymond James Financial Inc.	4.950%	7/15/46	7,275	7,808
Stifel Financial Corp.	3.500%	12/1/20	1,500	1,501
Stifel Financial Corp.	4.250%	7/18/24	5,275	5,290
TD Ameritrade Holding Corp.	2.950%	4/1/22	16,300	16,133
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,925
TD Ameritrade Holding Corp.	3.300%	4/1/27	5,725	5,571

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	7,382	7,428
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	9,780	9,951
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	6,137	6,313
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	6,685	6,835
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	8,695	9,043
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	8,400	8,431

AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	2,275	2,238
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,950	7,124
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	6,945	6,754
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,050	1,976
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	8,300	7,760
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	10,150	9,681
Air Lease Corp.	2.125%	1/15/20	200	197
Air Lease Corp.	4.750%	3/1/20	3,875	3,983
Air Lease Corp.	2.500%	3/1/21	10,025	9,817
Air Lease Corp.	3.875%	4/1/21	9,743	9,882
Air Lease Corp.	3.375%	6/1/21	1,900	1,901
Air Lease Corp.	3.750%	2/1/22	5,625	5,680
Air Lease Corp.	2.625%	7/1/22	5,000	4,801
Air Lease Corp.	2.750%	1/15/23	4,000	3,857
Air Lease Corp.	3.000%	9/15/23	5,900	5,652
Air Lease Corp.	4.250%	9/15/24	600	609
Air Lease Corp.	3.250%	3/1/25	7,000	6,671
Air Lease Corp.	3.625%	4/1/27	3,325	3,168
Air Lease Corp.	3.625%	12/1/27	4,000	3,778
Ares Capital Corp.	3.500%	2/10/23	11,500	11,180
Ares Capital Corp.	4.250%	3/1/25	8,000	7,820
FS Investment Corp.	4.000%	7/15/19	2,225	2,236
FS Investment Corp.	4.250%	1/15/20	1,000	1,009
FS Investment Corp.	4.750%	5/15/22	2,200	2,220
GATX Corp.	2.500%	7/30/19	300	298
GATX Corp.	2.600%	3/30/20	2,250	2,233
GATX Corp.	3.250%	3/30/25	2,325	2,212
GATX Corp.	3.250%	9/15/26	2,800	2,619
GATX Corp.	3.850%	3/30/27	4,000	3,898
GATX Corp.	3.500%	3/15/28	6,000	5,683
GATX Corp.	5.200%	3/15/44	325	354
GATX Corp.	4.500%	3/30/45	2,175	2,110
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	64,564	63,047
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	19,043	18,346
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	89,585	87,141
International Lease Finance Corp.	5.875%	4/1/19	4,487	4,577
International Lease Finance Corp.	6.250%	5/15/19	5,748	5,920
International Lease Finance Corp.	8.250%	12/15/20	9,677	10,754
International Lease Finance Corp.	4.625%	4/15/21	3,310	3,422
International Lease Finance Corp.	8.625%	1/15/22	4,295	5,020
International Lease Finance Corp.	5.875%	8/15/22	8,212	8,777
Prospect Capital Corp.	5.000%	7/15/19	2,150	2,188
Prospect Capital Corp.	5.875%	3/15/23	550	575

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	1,025	1,486
AEGON Funding Co. LLC	5.750%	12/15/20	4,641	4,947
Aetna Inc.	4.125%	6/1/21	1,680	1,716

Aetna Inc.	2.750%	11/15/22	13,910	13,415
Aetna Inc.	2.800%	6/15/23	14,700	14,083
Aetna Inc.	3.500%	11/15/24	7,500	7,333
Aetna Inc.	6.625%	6/15/36	4,000	5,056
Aetna Inc.	6.750%	12/15/37	3,000	3,868
Aetna Inc.	4.500%	5/15/42	3,500	3,456
Aetna Inc.	4.125%	11/15/42	2,525	2,361
Aetna Inc.	4.750%	3/15/44	400	411
Aetna Inc.	3.875%	8/15/47	9,575	8,526
Aflac Inc.	2.400%	3/16/20	2,900	2,887
Aflac Inc.	3.625%	6/15/23	9,150	9,258
Aflac Inc.	3.625%	11/15/24	3,250	3,260
Aflac Inc.	3.250%	3/17/25	5,175	5,066
Aflac Inc.	2.875%	10/15/26	8,725	8,219
Aflac Inc.	4.000%	10/15/46	1,200	1,158
Alleghany Corp.	4.950%	6/27/22	3,000	3,158
Alleghany Corp.	4.900%	9/15/44	4,575	4,735
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	1,180	1,238
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,342
Allstate Corp.	3.150%	6/15/23	2,500	2,485
Allstate Corp.	3.280%	12/15/26	4,000	3,898
Allstate Corp.	5.350%	6/1/33	1,700	1,906
Allstate Corp.	5.550%	5/9/35	495	590
Allstate Corp.	5.950%	4/1/36	525	649
Allstate Corp.	4.500%	6/15/43	3,450	3,651
Allstate Corp.	4.200%	12/15/46	8,625	8,762
4 Allstate Corp.	5.750%	8/15/53	5,450	5,743
4 Allstate Corp.	6.500%	5/15/67	2,575	3,026
Alterra Finance LLC	6.250%	9/30/20	745	798
American Financial Group Inc.	3.500%	8/15/26	2,825	2,703
American Financial Group Inc.	4.500%	6/15/47	6,200	6,114
American International Group Inc.	2.300%	7/16/19	7,425	7,375
American International Group Inc.	3.375%	8/15/20	2,650	2,663
American International Group Inc.	6.400%	12/15/20	15,825	17,138
American International Group Inc.	3.300%	3/1/21	2,375	2,377
American International Group Inc.	4.875%	6/1/22	13,425	14,115
American International Group Inc.	4.125%	2/15/24	3,605	3,652
American International Group Inc.	3.750%	7/10/25	2,960	2,916
American International Group Inc.	3.900%	4/1/26	12,500	12,349
American International Group Inc.	4.200%	4/1/28	3,275	3,306
American International Group Inc.	3.875%	1/15/35	8,925	8,266
American International Group Inc.	4.700%	7/10/35	3,860	3,952
American International Group Inc.	6.250%	5/1/36	15,905	18,874
American International Group Inc.	4.500%	7/16/44	13,315	13,083
American International Group Inc.	4.800%	7/10/45	5,275	5,390
American International Group Inc.	4.750%	4/1/48	7,700	7,904
4 American International Group Inc.	5.750%	4/1/48	3,150	3,190
American International Group Inc.	4.375%	1/15/55	7,985	7,332
4 American International Group Inc.	8.175%	5/15/68	1,900	2,529
Anthem Inc.	2.250%	8/15/19	8,951	8,872
Anthem Inc.	4.350%	8/15/20	5,250	5,432
Anthem Inc.	2.500%	11/21/20	7,100	7,023
Anthem Inc.	3.700%	8/15/21	5,630	5,688
Anthem Inc.	3.125%	5/15/22	6,655	6,587
Anthem Inc.	2.950%	12/1/22	6,500	6,338
Anthem Inc.	3.300%	1/15/23	11,621	11,482
Anthem Inc.	3.500%	8/15/24	11,182	10,905

Anthem Inc.	3.350%	12/1/24	6,715	6,529
Anthem Inc.	3.650%	12/1/27	12,800	12,340
Anthem Inc.	4.101%	3/1/28	28,500	28,540
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	4.625%	5/15/42	7,900	7,933
Anthem Inc.	4.650%	1/15/43	5,700	5,728
Anthem Inc.	5.100%	1/15/44	3,705	3,962
Anthem Inc.	4.650%	8/15/44	1,437	1,462
Anthem Inc.	4.375%	12/1/47	15,850	15,489
Anthem Inc.	4.550%	3/1/48	4,000	4,016
Anthem Inc.	4.850%	8/15/54	2,525	2,638
Aon Corp.	5.000%	9/30/20	4,170	4,368
Aon Corp.	6.250%	9/30/40	2,125	2,727
Aon plc	2.800%	3/15/21	8,355	8,264
Aon plc	4.000%	11/27/23	2,675	2,740
Aon plc	3.500%	6/14/24	5,450	5,411
Aon plc	3.875%	12/15/25	7,850	7,866
Aon plc	4.600%	6/14/44	3,175	3,240
Aon plc	4.750%	5/15/45	4,650	4,841
Arch Capital Finance LLC	4.011%	12/15/26	6,025	6,041
Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,253
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,448
Arch Capital Group US Inc.	5.144%	11/1/43	5,400	6,061
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	9,575	9,903
Assurant Inc.	4.000%	3/15/23	6,975	6,933
Assurant Inc.	4.200%	9/27/23	1,500	1,508
Assurant Inc.	4.900%	3/27/28	1,600	1,630
Assurant Inc.	6.750%	2/15/34	4,600	5,561
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	3,675	3,880
Athene Holding Ltd.	4.125%	1/12/28	8,525	8,175
AXA Financial Inc.	7.000%	4/1/28	6,060	7,256
AXA SA	8.600%	12/15/30	7,220	9,836
AXIS Specialty Finance LLC	5.875%	6/1/20	11,950	12,614
AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,593
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	6,000	5,911
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	12,650	12,723
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	10,145	10,540
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	3,875	3,868
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	380	474
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	2,868
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	15,979	16,640
Berkshire Hathaway Inc.	2.100%	8/14/19	12,075	12,019
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,317
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,022
Berkshire Hathaway Inc.	3.000%	2/11/23	4,000	3,987
Berkshire Hathaway Inc.	2.750%	3/15/23	28,354	27,871
Berkshire Hathaway Inc.	3.125%	3/15/26	33,300	32,319
Berkshire Hathaway Inc.	4.500%	2/11/43	7,315	7,858
9 Brighthouse Financial Inc.	3.700%	6/22/27	14,193	13,157
9 Brighthouse Financial Inc.	4.700%	6/22/47	12,835	11,756
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,615
Chubb Corp.	6.000%	5/11/37	1,450	1,842
Chubb Corp.	6.500%	5/15/38	500	677
Chubb INA Holdings Inc.	5.900%	6/15/19	785	815
Chubb INA Holdings Inc.	2.300%	11/3/20	3,525	3,472
Chubb INA Holdings Inc.	2.875%	11/3/22	24,274	23,977
Chubb INA Holdings Inc.	2.700%	3/13/23	2,100	2,044

Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	7,885
Chubb INA Holdings Inc.	3.150%	3/15/25	5,750	5,622
Chubb INA Holdings Inc.	3.350%	5/3/26	10,425	10,255
Chubb INA Holdings Inc.	6.700%	5/15/36	675	926
Chubb INA Holdings Inc.	4.150%	3/13/43	5,675	5,785
Chubb INA Holdings Inc.	4.350%	11/3/45	19,711	20,960
Cigna Corp.	5.125%	6/15/20	300	314
Cigna Corp.	4.375%	12/15/20	200	207
Cigna Corp.	4.500%	3/15/21	1,090	1,122
Cigna Corp.	4.000%	2/15/22	4,585	4,661
Cigna Corp.	3.250%	4/15/25	13,075	12,476
Cigna Corp.	7.875%	5/15/27	362	459
Cigna Corp.	3.050%	10/15/27	11,200	10,210
Cigna Corp.	5.375%	2/15/42	1,300	1,422
Cigna Corp.	3.875%	10/15/47	7,115	6,344
Cincinnati Financial Corp.	6.920%	5/15/28	4,600	5,694
CNA Financial Corp.	5.875%	8/15/20	3,190	3,382
CNA Financial Corp.	5.750%	8/15/21	2,765	2,956
CNA Financial Corp.	3.950%	5/15/24	4,325	4,366
CNA Financial Corp.	4.500%	3/1/26	2,650	2,735
CNA Financial Corp.	3.450%	8/15/27	3,500	3,315
Coventry Health Care Inc.	5.450%	6/15/21	3,810	4,041
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	1,004	1,246
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,759
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,230
First American Financial Corp.	4.600%	11/15/24	4,650	4,710
Hanover Insurance Group Inc.	4.500%	4/15/26	3,020	3,025
Hartford Financial Services Group Inc.	5.500%	3/30/20	4,100	4,305
Hartford Financial Services Group Inc.	5.125%	4/15/22	8,350	8,897
Hartford Financial Services Group Inc.	5.950%	10/15/36	500	591
Hartford Financial Services Group Inc.	6.100%	10/1/41	5,400	6,813
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,373
Humana Inc.	2.625%	10/1/19	3,525	3,513
Humana Inc.	3.150%	12/1/22	4,825	4,754
Humana Inc.	3.850%	10/1/24	14,050	14,056
Humana Inc.	3.950%	3/15/27	8,400	8,341
Humana Inc.	4.625%	12/1/42	2,175	2,184
Humana Inc.	4.950%	10/1/44	5,025	5,304
Humana Inc.	4.800%	3/15/47	3,275	3,360
Kemper Corp.	4.350%	2/15/25	1,500	1,492
Lincoln National Corp.	6.250%	2/15/20	4,895	5,178
Lincoln National Corp.	4.850%	6/24/21	12	13
Lincoln National Corp.	4.200%	3/15/22	4,825	4,971
Lincoln National Corp.	4.000%	9/1/23	3,200	3,274
Lincoln National Corp.	3.350%	3/9/25	225	220
Lincoln National Corp.	3.625%	12/12/26	10,000	9,817
Lincoln National Corp.	3.800%	3/1/28	9,750	9,644
Lincoln National Corp.	6.150%	4/7/36	2,526	2,966
Lincoln National Corp.	6.300%	10/9/37	2,550	3,121
Lincoln National Corp.	7.000%	6/15/40	200	265
Lincoln National Corp.	4.350%	3/1/48	2,675	2,624
Loews Corp.	2.625%	5/15/23	9,675	9,332
Loews Corp.	6.000%	2/1/35	225	269
Loews Corp.	4.125%	5/15/43	5,865	5,827
Manulife Financial Corp.	4.900%	9/17/20	5,200	5,413
Manulife Financial Corp.	4.150%	3/4/26	8,575	8,706
4 Manulife Financial Corp.	4.061%	2/24/32	10,140	9,855

Manulife Financial Corp.	5.375%	3/4/46	6,475	7,559
Markel Corp.	4.900%	7/1/22	4,665	4,923
Markel Corp.	3.500%	11/1/27	4,225	4,051
Markel Corp.	5.000%	4/5/46	3,500	3,727
Markel Corp.	4.300%	11/1/47	2,200	2,137
Marsh & McLennan Cos. Inc.	2.350%	9/10/19	1,200	1,197
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	5,575	5,534
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,370
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,215
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	7,912	7,885
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	17,600	17,500
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	7,425	7,338
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	4,850	4,829
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	3,975	4,729
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,075	3,159
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,000	3,028
Mercury General Corp.	4.400%	3/15/27	3,300	3,306
MetLife Inc.	4.750%	2/8/21	6,645	6,913
MetLife Inc.	3.048%	12/15/22	10,600	10,460
MetLife Inc.	4.368%	9/15/23	275	286
MetLife Inc.	3.600%	4/10/24	18,300	18,287
MetLife Inc.	3.000%	3/1/25	5,475	5,252
MetLife Inc.	3.600%	11/13/25	7,975	7,921
MetLife Inc.	6.500%	12/15/32	225	284
MetLife Inc.	6.375%	6/15/34	2,195	2,795
MetLife Inc.	5.700%	6/15/35	7,210	8,607
MetLife Inc.	5.875%	2/6/41	6,720	8,165
MetLife Inc.	4.125%	8/13/42	7,275	7,024
MetLife Inc.	4.875%	11/13/43	8,719	9,427
MetLife Inc.	4.721%	12/15/44	5,350	5,657
MetLife Inc.	4.050%	3/1/45	10,325	9,954
MetLife Inc.	4.600%	5/13/46	8,016	8,328
4 MetLife Inc.	6.400%	12/15/66	9,930	10,886
4 MetLife Inc.	10.750%	8/1/69	500	796
9 Metropolitan Life Global Funding I	2.000%	4/14/20	100	99
Montpelier Re Holdings Ltd.	4.700%	10/15/22	9,375	9,686
Munich Re America Corp.	7.450%	12/15/26	1,200	1,490
4 Nationwide Financial Services Inc.	6.750%	5/15/87	300	334
Old Republic International Corp.	4.875%	10/1/24	4,550	4,785
Old Republic International Corp.	3.875%	8/26/26	10,385	10,175
PartnerRe Finance B LLC	5.500%	6/1/20	9,458	9,901
Primerica Inc.	4.750%	7/15/22	2,000	2,096
Principal Financial Group Inc.	3.400%	5/15/25	4,000	3,932
Principal Financial Group Inc.	3.100%	11/15/26	14,485	13,681
Principal Financial Group Inc.	4.350%	5/15/43	375	378
Principal Financial Group Inc.	4.300%	11/15/46	5,589	5,538
4 Principal Financial Group Inc.	4.700%	5/15/55	2,700	2,713
Progressive Corp.	3.750%	8/23/21	10,605	10,861
Progressive Corp.	2.450%	1/15/27	9,100	8,341
Progressive Corp.	6.625%	3/1/29	2,625	3,287
Progressive Corp.	4.350%	4/25/44	1,844	1,898
Progressive Corp.	4.125%	4/15/47	17,800	17,827
Protective Life Corp.	7.375%	10/15/19	900	959
Prudential Financial Inc.	7.375%	6/15/19	795	840
Prudential Financial Inc.	2.350%	8/15/19	2,400	2,390
Prudential Financial Inc.	5.375%	6/21/20	3,695	3,896
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,200

Prudential Financial Inc.	4.500%	11/16/21	675	704
Prudential Financial Inc.	3.500%	5/15/24	1,175	1,174
Prudential Financial Inc.	5.750%	7/15/33	1,280	1,504
Prudential Financial Inc.	5.700%	12/14/36	7,720	9,337
Prudential Financial Inc.	6.625%	12/1/37	3,050	4,030
Prudential Financial Inc.	6.625%	6/21/40	3,020	4,010
Prudential Financial Inc.	6.200%	11/15/40	300	383
4 Prudential Financial Inc.	5.875%	9/15/42	11,936	12,614
4 Prudential Financial Inc.	5.625%	6/15/43	18,625	19,533
Prudential Financial Inc.	5.100%	8/15/43	2,775	3,076
4 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,376
Prudential Financial Inc.	4.600%	5/15/44	15,925	16,603
4 Prudential Financial Inc.	5.375%	5/15/45	4,850	4,986
4 Prudential Financial Inc.	4.500%	9/15/47	1,500	1,425
9 Prudential Financial Inc.	3.905%	12/7/47	13,143	12,399
9 Prudential Financial Inc.	3.935%	12/7/49	5,184	4,856
Reinsurance Group of America Inc.	5.000%	6/1/21	5,691	5,949
Reinsurance Group of America Inc.	4.700%	9/15/23	1,400	1,475
Reinsurance Group of America Inc.	3.950%	9/15/26	500	494
9 Reliance Standard Life Global Funding II	2.500%	1/15/20	350	348
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,501
RenaissanceRe Finance Inc.	3.450%	7/1/27	1,600	1,520
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,579
Torchmark Corp.	9.250%	6/15/19	895	962
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,624
Travelers Cos. Inc.	5.900%	6/2/19	225	233
Travelers Cos. Inc.	3.900%	11/1/20	1,820	1,866
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,543
Travelers Cos. Inc.	6.250%	6/15/37	4,885	6,206
Travelers Cos. Inc.	5.350%	11/1/40	4,145	4,981
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,150
Travelers Cos. Inc.	4.300%	8/25/45	500	515
Travelers Cos. Inc.	3.750%	5/15/46	4,925	4,658
Travelers Cos. Inc.	4.000%	5/30/47	12,600	12,418
UnitedHealth Group Inc.	2.300%	12/15/19	4,450	4,430
UnitedHealth Group Inc.	2.700%	7/15/20	8,425	8,419
UnitedHealth Group Inc.	1.950%	10/15/20	18,350	18,059
UnitedHealth Group Inc.	3.875%	10/15/20	2,025	2,077
UnitedHealth Group Inc.	4.700%	2/15/21	5,735	5,981
UnitedHealth Group Inc.	2.125%	3/15/21	2,500	2,438
UnitedHealth Group Inc.	3.375%	11/15/21	270	272
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,357
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,260
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,527
UnitedHealth Group Inc.	2.375%	10/15/22	10,000	9,636
UnitedHealth Group Inc.	2.750%	2/15/23	3,600	3,511
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	7,860
UnitedHealth Group Inc.	3.750%	7/15/25	35,738	36,208
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,024
UnitedHealth Group Inc.	3.450%	1/15/27	8,000	7,926
UnitedHealth Group Inc.	3.375%	4/15/27	15,825	15,429
UnitedHealth Group Inc.	2.950%	10/15/27	9,225	8,757
UnitedHealth Group Inc.	4.625%	7/15/35	2,900	3,164
UnitedHealth Group Inc.	5.800%	3/15/36	3,300	4,077
UnitedHealth Group Inc.	6.500%	6/15/37	725	971
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	6,886
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	19,110

UnitedHealth Group Inc.	5.950%	2/15/41	1,575	2,011
UnitedHealth Group Inc.	4.625%	11/15/41	4,205	4,546
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	1,852
UnitedHealth Group Inc.	3.950%	10/15/42	4,400	4,276
UnitedHealth Group Inc.	4.250%	3/15/43	5,775	5,858
UnitedHealth Group Inc.	4.750%	7/15/45	13,098	14,314
UnitedHealth Group Inc.	4.200%	1/15/47	11,150	11,230
UnitedHealth Group Inc.	4.250%	4/15/47	16,175	16,427
UnitedHealth Group Inc.	3.750%	10/15/47	7,900	7,423
Unum Group	5.625%	9/15/20	625	663
Unum Group	4.000%	3/15/24	3,300	3,340
Unum Group	5.750%	8/15/42	3,288	3,815
Voya Financial Inc.	5.500%	7/15/22	2,536	2,737
Voya Financial Inc.	3.125%	7/15/24	13,954	13,436
Voya Financial Inc.	3.650%	6/15/26	3,000	2,912
Voya Financial Inc.	5.700%	7/15/43	4,600	5,242
Voya Financial Inc.	4.800%	6/15/46	3,150	3,211
Willis North America Inc.	3.600%	5/15/24	5,110	4,996
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,475
WR Berkley Corp.	5.375%	9/15/20	375	395
WR Berkley Corp.	4.625%	3/15/22	6,400	6,658
WR Berkley Corp.	6.250%	2/15/37	150	177
WR Berkley Corp.	4.750%	8/1/44	2,855	2,917
XLIT Ltd.	5.750%	10/1/21	5,455	5,898
XLIT Ltd.	6.375%	11/15/24	300	341
XLIT Ltd.	4.450%	3/31/25	2,200	2,209
XLIT Ltd.	6.250%	5/15/27	2,242	2,588
XLIT Ltd.	5.250%	12/15/43	3,850	4,296
XLIT Ltd.	5.500%	3/31/45	4,350	4,770

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	150	155
ORIX Corp.	2.900%	7/18/22	2,800	2,734
ORIX Corp.	3.250%	12/4/24	2,000	1,935
ORIX Corp.	3.700%	7/18/27	8,650	8,421

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	1,900	1,889
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,925	2,005
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	220	222
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,103
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,591
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	2,300	2,259
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,952
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,423
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	2,470	2,471
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	2,375	2,385
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	2,926
AvalonBay Communities Inc.	3.625%	10/1/20	4,000	4,052
AvalonBay Communities Inc.	2.950%	9/15/22	75	74
AvalonBay Communities Inc.	2.850%	3/15/23	1,720	1,675
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,743
AvalonBay Communities Inc.	3.500%	11/15/24	850	846
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,251

AvalonBay Communities Inc.	2.950%	5/11/26	4,000	3,791
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,453
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	4,830
AvalonBay Communities Inc.	3.200%	1/15/28	3,025	2,870
AvalonBay Communities Inc.	4.350%	4/15/48	2,510	2,544
Boston Properties LP	5.625%	11/15/20	6,450	6,832
Boston Properties LP	4.125%	5/15/21	4,205	4,318
Boston Properties LP	3.850%	2/1/23	8,325	8,485
Boston Properties LP	3.125%	9/1/23	200	196
Boston Properties LP	3.800%	2/1/24	3,600	3,622
Boston Properties LP	3.200%	1/15/25	4,075	3,934
Boston Properties LP	3.650%	2/1/26	6,800	6,648
Boston Properties LP	2.750%	10/1/26	4,300	3,906
Brandywine Operating Partnership LP	3.950%	2/15/23	6,725	6,738
Brandywine Operating Partnership LP	3.950%	11/15/27	14,505	14,015
Brixmor Operating Partnership LP	3.875%	8/15/22	4,050	4,068
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,425
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	1,950
Brixmor Operating Partnership LP	3.850%	2/1/25	12,275	11,998
Brixmor Operating Partnership LP	4.125%	6/15/26	2,450	2,403
Brixmor Operating Partnership LP	3.900%	3/15/27	3,525	3,372
Camden Property Trust	4.625%	6/15/21	1,025	1,070
Camden Property Trust	2.950%	12/15/22	5,575	5,468
CBL & Associates LP	4.600%	10/15/24	3,080	2,516
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,000	3,949
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,475	5,134
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,378
Corporate Office Properties LP	3.600%	5/15/23	1,175	1,149
Corporate Office Properties LP	5.250%	2/15/24	675	709
CubeSmart LP	4.375%	12/15/23	6,650	6,839
CubeSmart LP	4.000%	11/15/25	1,375	1,368
CubeSmart LP	3.125%	9/1/26	2,425	2,240
DCT Industrial Operating Partnership LP	4.500%	10/15/23	1,525	1,553
DDR Corp.	4.625%	7/15/22	4,775	4,946
DDR Corp.	3.900%	8/15/24	1,825	1,810
DDR Corp.	4.250%	2/1/26	1,700	1,681
DDR Corp.	4.700%	6/1/27	24,625	25,095
Digital Realty Trust LP	3.400%	10/1/20	3,800	3,821
Digital Realty Trust LP	5.250%	3/15/21	3,265	3,438
Digital Realty Trust LP	3.950%	7/1/22	7,725	7,875
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,677
Digital Realty Trust LP	2.750%	2/1/23	2,500	2,395
Digital Realty Trust LP	4.750%	10/1/25	4,650	4,870
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,155
Duke Realty LP	3.875%	2/15/21	10,000	10,183
Duke Realty LP	3.875%	10/15/22	6,350	6,456
Duke Realty LP	3.625%	4/15/23	740	743
Duke Realty LP	3.750%	12/1/24	1,500	1,501
EPR Properties	5.750%	8/15/22	3,110	3,325
EPR Properties	5.250%	7/15/23	3,375	3,534
EPR Properties	4.500%	4/1/25	7,023	7,030
EPR Properties	4.750%	12/15/26	1,100	1,101
EPR Properties	4.500%	6/1/27	245	239
ERP Operating LP	2.375%	7/1/19	2,600	2,594
ERP Operating LP	4.750%	7/15/20	5,510	5,712

ERP Operating LP	4.625%	12/15/21	1,459	1,526
ERP Operating LP	3.000%	4/15/23	1,675	1,653
ERP Operating LP	3.375%	6/1/25	300	296
ERP Operating LP	2.850%	11/1/26	9,175	8,623
ERP Operating LP	3.500%	3/1/28	7,000	6,843
ERP Operating LP	4.500%	7/1/44	4,200	4,352
ERP Operating LP	4.500%	6/1/45	3,900	4,037
ERP Operating LP	4.000%	8/1/47	2,800	2,670
Essex Portfolio LP	5.200%	3/15/21	1,750	1,838
Essex Portfolio LP	3.250%	5/1/23	1,425	1,396
Essex Portfolio LP	3.875%	5/1/24	350	352
Essex Portfolio LP	3.500%	4/1/25	8,950	8,747
Essex Portfolio LP	3.375%	4/15/26	3,200	3,071
Essex Portfolio LP	4.500%	3/15/48	6,000	5,971
Federal Realty Investment Trust	2.750%	6/1/23	950	923
Federal Realty Investment Trust	3.250%	7/15/27	10,725	10,232
Federal Realty Investment Trust	4.500%	12/1/44	5,400	5,579
Government Properties Income Trust	4.000%	7/15/22	2,725	2,720
HCP Inc.	2.625%	2/1/20	5,350	5,298
HCP Inc.	5.375%	2/1/21	270	284
HCP Inc.	3.150%	8/1/22	3,375	3,326
HCP Inc.	4.000%	12/1/22	5,020	5,111
HCP Inc.	4.250%	11/15/23	8,350	8,566
HCP Inc.	4.200%	3/1/24	7,850	7,947
HCP Inc.	3.875%	8/15/24	4,350	4,309
HCP Inc.	3.400%	2/1/25	4,850	4,691
HCP Inc.	4.000%	6/1/25	425	425
HCP Inc.	6.750%	2/1/41	1,396	1,780
Healthcare Realty Trust Inc.	3.625%	1/15/28	1,500	1,426
Healthcare Trust of America Holdings LP	3.375%	7/15/21	4,575	4,588
Healthcare Trust of America Holdings LP	2.950%	7/1/22	6,200	6,040
Healthcare Trust of America Holdings LP	3.700%	4/15/23	3,125	3,123
Healthcare Trust of America Holdings LP	3.500%	8/1/26	2,300	2,192
Healthcare Trust of America Holdings LP	3.750%	7/1/27	3,925	3,764
Highwoods Realty LP	3.200%	6/15/21	9,209	9,134
Highwoods Realty LP	3.875%	3/1/27	3,850	3,748
Highwoods Realty LP	4.125%	3/15/28	2,900	2,875
Hospitality Properties Trust	4.500%	6/15/23	3,211	3,294
Hospitality Properties Trust	4.650%	3/15/24	3,525	3,611
Hospitality Properties Trust	4.500%	3/15/25	1,550	1,565
Hospitality Properties Trust	5.250%	2/15/26	1,960	2,041
Hospitality Properties Trust	4.950%	2/15/27	4,000	4,071
Hospitality Properties Trust	3.950%	1/15/28	3,925	3,703
Hospitality Properties Trust	4.375%	2/15/30	17,000	16,301
Host Hotels & Resorts LP	6.000%	10/1/21	3,000	3,211
Host Hotels & Resorts LP	5.250%	3/15/22	5,794	6,101
Host Hotels & Resorts LP	3.750%	10/15/23	2,175	2,144
Host Hotels & Resorts LP	3.875%	4/1/24	2,800	2,756
Host Hotels & Resorts LP	4.000%	6/15/25	1,100	1,081
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,393
Kilroy Realty LP	3.800%	1/15/23	10,550	10,607
Kilroy Realty LP	3.450%	12/15/24	2,000	1,939
Kilroy Realty LP	4.375%	10/1/25	575	582
Kilroy Realty LP	4.250%	8/15/29	2,975	2,942
Kimco Realty Corp.	6.875%	10/1/19	1,750	1,852
Kimco Realty Corp.	3.200%	5/1/21	125	125
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,280

Kimco Realty Corp.	3.125%	6/1/23	875	853
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,000
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,696
Kimco Realty Corp.	3.800%	4/1/27	3,000	2,877
Kimco Realty Corp.	4.125%	12/1/46	400	362
Kimco Realty Corp.	4.450%	9/1/47	2,250	2,113
Kite Realty Group LP	4.000%	10/1/26	7,900	7,414
Liberty Property LP	4.750%	10/1/20	1,535	1,593
Liberty Property LP	3.375%	6/15/23	1,850	1,835
Liberty Property LP	4.400%	2/15/24	3,979	4,126
Liberty Property LP	3.750%	4/1/25	5,675	5,632
Life Storage LP	3.875%	12/15/27	1,000	962
Life Storage LP	3.500%	7/1/26	10,625	10,030
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,492
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,706
Mid-America Apartments LP	4.000%	11/15/25	75	75
Mid-America Apartments LP	3.600%	6/1/27	7,770	7,520
National Retail Properties Inc.	5.500%	7/15/21	5,050	5,368
National Retail Properties Inc.	3.800%	10/15/22	1,600	1,611
National Retail Properties Inc.	3.300%	4/15/23	900	888
National Retail Properties Inc.	3.900%	6/15/24	2,750	2,752
National Retail Properties Inc.	4.000%	11/15/25	2,875	2,865
National Retail Properties Inc.	3.600%	12/15/26	2,375	2,280
National Retail Properties Inc.	3.500%	10/15/27	6,150	5,836
Omega Healthcare Investors Inc.	4.375%	8/1/23	19,200	19,152
Omega Healthcare Investors Inc.	4.950%	4/1/24	1,575	1,603
Omega Healthcare Investors Inc.	4.500%	1/15/25	3,250	3,169
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,075	4,116
Omega Healthcare Investors Inc.	4.500%	4/1/27	11,550	11,117
Omega Healthcare Investors Inc.	4.750%	1/15/28	4,680	4,540
Physicians Realty LP	4.300%	3/15/27	6,500	6,427
Physicians Realty LP	3.950%	1/15/28	3,000	2,874
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	5,984
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,782
Prologis LP	4.250%	8/15/23	1,800	1,876
Prologis LP	3.750%	11/1/25	1,300	1,318
Public Storage	2.370%	9/15/22	5,510	5,307
Public Storage	3.094%	9/15/27	2,600	2,493
Realty Income Corp.	3.250%	10/15/22	9,900	9,820
Realty Income Corp.	4.650%	8/1/23	1,825	1,910
Realty Income Corp.	3.875%	7/15/24	1,950	1,957
Realty Income Corp.	3.875%	4/15/25	6,840	6,824
Realty Income Corp.	4.125%	10/15/26	8,420	8,505
Realty Income Corp.	3.000%	1/15/27	5,750	5,310
Realty Income Corp.	3.650%	1/15/28	4,725	4,572
Realty Income Corp.	4.650%	3/15/47	10,750	11,134
Regency Centers Corp.	3.750%	11/15/22	2,000	2,016
Regency Centers LP	4.800%	4/15/21	2,000	2,083
Regency Centers LP	3.600%	2/1/27	1,600	1,542
Regency Centers LP	4.125%	3/15/28	1,375	1,377
Regency Centers LP	4.400%	2/1/47	5,350	5,230
Sabra Health Care LP	5.125%	8/15/26	500	481
Select Income REIT	4.150%	2/1/22	2,050	2,048
Select Income REIT	4.500%	2/1/25	5,916	5,839
Senior Housing Properties Trust	3.250%	5/1/19	4,325	4,326
Senior Housing Properties Trust	4.750%	2/15/28	2,470	2,435
Simon Property Group LP	2.500%	9/1/20	4,800	4,752

Simon Property Group LP	4.375%	3/1/21	1,645	1,703
Simon Property Group LP	2.500%	7/15/21	2,000	1,958
Simon Property Group LP	4.125%	12/1/21	17,150	17,675
Simon Property Group LP	2.350%	1/30/22	525	508
Simon Property Group LP	3.375%	3/15/22	1,675	1,680
Simon Property Group LP	2.625%	6/15/22	10,000	9,743
Simon Property Group LP	2.750%	2/1/23	3,625	3,528
Simon Property Group LP	2.750%	6/1/23	6,000	5,813
Simon Property Group LP	3.750%	2/1/24	5,000	5,080
Simon Property Group LP	3.500%	9/1/25	2,800	2,765
Simon Property Group LP	3.300%	1/15/26	5,070	4,913
Simon Property Group LP	3.250%	11/30/26	2,150	2,061
Simon Property Group LP	3.375%	6/15/27	9,650	9,317
Simon Property Group LP	3.375%	12/1/27	4,700	4,498
Simon Property Group LP	6.750%	2/1/40	4,550	6,056
Simon Property Group LP	4.750%	3/15/42	2,010	2,123
Simon Property Group LP	4.250%	10/1/44	200	197
Simon Property Group LP	4.250%	11/30/46	10,825	10,579
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,215
STORE Capital Corp.	4.500%	3/15/28	4,445	4,412
Tanger Properties LP	3.750%	12/1/24	1,000	982
Tanger Properties LP	3.125%	9/1/26	4,710	4,287
Tanger Properties LP	3.875%	7/15/27	7,500	7,239
UDR Inc.	3.700%	10/1/20	1,000	1,011
UDR Inc.	4.625%	1/10/22	8,350	8,657
UDR Inc.	2.950%	9/1/26	4,400	4,054
UDR Inc.	3.500%	7/1/27	5,250	5,067
UDR Inc.	3.500%	1/15/28	5,075	4,897
Ventas Realty LP	3.100%	1/15/23	5,500	5,379
Ventas Realty LP	3.125%	6/15/23	5,000	4,892
Ventas Realty LP	3.750%	5/1/24	2,325	2,321
Ventas Realty LP	4.125%	1/15/26	1,825	1,841
Ventas Realty LP	3.250%	10/15/26	9,075	8,541
Ventas Realty LP	3.850%	4/1/27	2,075	2,028
Ventas Realty LP	4.000%	3/1/28	12,985	12,731
Ventas Realty LP	4.375%	2/1/45	3,100	2,998
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	2,425	2,405
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	975	1,016
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	1,300	1,335
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,877	6,796
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,581
VEREIT Operating Partnership LP	4.875%	6/1/26	2,425	2,458
VEREIT Operating Partnership LP	3.950%	8/15/27	4,475	4,206
Vornado Realty LP	5.000%	1/15/22	5,500	5,765
Vornado Realty LP	3.500%	1/15/25	2,425	2,349
Washington Prime Group LP	3.850%	4/1/20	1,775	1,741
Washington Prime Group LP	5.950%	8/15/24	1,500	1,432
Washington REIT	4.950%	10/1/20	800	821
Washington REIT	3.950%	10/15/22	1,050	1,058
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,275
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,185
Weingarten Realty Investors	4.450%	1/15/24	600	617
Weingarten Realty Investors	3.850%	6/1/25	900	890
Welltower Inc.	4.125%	4/1/19	4,195	4,240
Welltower Inc.	4.950%	1/15/21	5,340	5,563
Welltower Inc.	5.250%	1/15/22	3,440	3,657
Welltower Inc.	3.750%	3/15/23	16,519	16,717

Welltower Inc.	4.000%	6/1/25	12,375	12,372
Welltower Inc.	4.250%	4/1/26	7,000	7,069
Welltower Inc.	6.500%	3/15/41	950	1,196
Welltower Inc.	5.125%	3/15/43	950	1,021
WP Carey Inc.	4.600%	4/1/24	3,980	4,078
WP Carey Inc.	4.000%	2/1/25	1,250	1,228
WP Carey Inc.	4.250%	10/1/26	2,350	2,333
				13,183,229
Industrial (16.9%)
Basic Industry (0.9%)
Agrium Inc.	3.150%	10/1/22	14,160	14,052
Agrium Inc.	3.500%	6/1/23	6,664	6,647
Agrium Inc.	3.375%	3/15/25	5,450	5,279
Agrium Inc.	4.125%	3/15/35	4,525	4,401
Agrium Inc.	7.125%	5/23/36	200	257
Agrium Inc.	6.125%	1/15/41	1,375	1,633
Agrium Inc.	4.900%	6/1/43	6,410	6,637
Agrium Inc.	5.250%	1/15/45	18,200	19,818
Air Products & Chemicals Inc.	3.000%	11/3/21	9,860	9,853
Air Products & Chemicals Inc.	3.350%	7/31/24	5,445	5,477
Airgas Inc.	3.650%	7/15/24	3,750	3,791
Albemarle Corp.	4.150%	12/1/24	3,300	3,390
Albemarle Corp.	5.450%	12/1/44	2,865	3,094
Barrick Gold Corp.	5.250%	4/1/42	9,150	10,016
Barrick North America Finance LLC	4.400%	5/30/21	5,421	5,601
Barrick North America Finance LLC	5.700%	5/30/41	9,345	10,720
Barrick North America Finance LLC	5.750%	5/1/43	5,750	6,685
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	11,394	13,200
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,890	12,782
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,675	1,733
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	118
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,020	4,106
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	16,040	18,407
9 Braskem America Finance Co.	7.125%	7/22/41	200	233
Braskem Finance Ltd.	6.450%	2/3/24	2,500	2,713
Cabot Corp.	3.700%	7/15/22	400	402
Celanese US Holdings LLC	5.875%	6/15/21	4,000	4,297
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	625	655
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	1,800	1,872
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	8,650	8,907
9 Celulosa Arauco y Constitucion SA	3.875%	11/2/27	10,450	10,038
9 Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	8,618
Domtar Corp.	6.750%	2/15/44	3,600	3,990
Dow Chemical Co.	8.550%	5/15/19	32,759	34,845
Dow Chemical Co.	4.250%	11/15/20	9,965	10,231
Dow Chemical Co.	4.125%	11/15/21	15,615	16,012
Dow Chemical Co.	3.000%	11/15/22	17,100	16,793
Dow Chemical Co.	3.500%	10/1/24	1,700	1,682
Dow Chemical Co.	7.375%	11/1/29	2,000	2,602
Dow Chemical Co.	4.250%	10/1/34	4,725	4,731
Dow Chemical Co.	9.400%	5/15/39	9,820	15,756
Dow Chemical Co.	5.250%	11/15/41	3,515	3,891
Dow Chemical Co.	4.375%	11/15/42	11,630	11,552
Dow Chemical Co.	4.625%	10/1/44	1,600	1,641
Eastman Chemical Co.	5.500%	11/15/19	4,321	4,511
Eastman Chemical Co.	2.700%	1/15/20	7,275	7,231
Eastman Chemical Co.	4.500%	1/15/21	430	443

Eastman Chemical Co.	3.600%	8/15/22	7,345	7,397
Eastman Chemical Co.	4.800%	9/1/42	3,350	3,524
Eastman Chemical Co.	4.650%	10/15/44	5,425	5,576
Ecolab Inc.	2.250%	1/12/20	2,300	2,275
Ecolab Inc.	4.350%	12/8/21	4,569	4,772
Ecolab Inc.	2.375%	8/10/22	7,165	6,928
Ecolab Inc.	3.250%	1/14/23	2,325	2,324
Ecolab Inc.	2.700%	11/1/26	3,050	2,848
9 Ecolab Inc.	3.250%	12/1/27	5,100	4,922
Ecolab Inc.	5.500%	12/8/41	1,412	1,679
9 Ecolab Inc.	3.950%	12/1/47	11,546	11,193
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,615	2,694
EI du Pont de Nemours & Co.	2.200%	5/1/20	13,101	12,911
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,568	3,623
EI du Pont de Nemours & Co.	4.250%	4/1/21	1,750	1,808
EI du Pont de Nemours & Co.	2.800%	2/15/23	11,680	11,412
EI du Pont de Nemours & Co.	6.500%	1/15/28	475	577
EI du Pont de Nemours & Co.	4.900%	1/15/41	6,150	6,535
EI du Pont de Nemours & Co.	4.150%	2/15/43	5,500	5,310
Fibria Overseas Finance Ltd.	5.250%	5/12/24	6,100	6,283
Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,900	8,582
Fibria Overseas Finance Ltd.	5.500%	1/17/27	575	595
FMC Corp.	3.950%	2/1/22	3,200	3,246
FMC Corp.	4.100%	2/1/24	6,500	6,562
Georgia-Pacific LLC	8.000%	1/15/24	6,971	8,623
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,087
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,282
Georgia-Pacific LLC	7.750%	11/15/29	1,950	2,643
Georgia-Pacific LLC	8.875%	5/15/31	4,310	6,516
Goldcorp Inc.	3.625%	6/9/21	2,145	2,159
Goldcorp Inc.	3.700%	3/15/23	21,160	21,033
Goldcorp Inc.	5.450%	6/9/44	7,254	7,981
International Flavors & Fragrances Inc.	3.200%	5/1/23	525	519
International Flavors & Fragrances Inc.	4.375%	6/1/47	5,400	5,387
International Paper Co.	7.500%	8/15/21	4,929	5,584
International Paper Co.	4.750%	2/15/22	4,488	4,697
International Paper Co.	3.800%	1/15/26	1,010	996
International Paper Co.	3.000%	2/15/27	17,900	16,545
International Paper Co.	5.000%	9/15/35	2,650	2,797
International Paper Co.	7.300%	11/15/39	3,570	4,684
International Paper Co.	6.000%	11/15/41	2,100	2,419
International Paper Co.	4.800%	6/15/44	9,350	9,439
International Paper Co.	5.150%	5/15/46	5,400	5,677
International Paper Co.	4.400%	8/15/47	12,050	11,413
International Paper Co.	4.350%	8/15/48	7,700	7,249
Kinross Gold Corp.	5.125%	9/1/21	1,000	1,038
Kinross Gold Corp.	5.950%	3/15/24	3,091	3,323
9 Kinross Gold Corp.	4.500%	7/15/27	467	457
Lubrizol Corp.	6.500%	10/1/34	50	65
LYB International Finance BV	4.000%	7/15/23	3,000	3,035
LYB International Finance BV	5.250%	7/15/43	8,316	9,034
LYB International Finance BV	4.875%	3/15/44	5,350	5,567
LYB International Finance II BV	3.500%	3/2/27	17,000	16,214
LyondellBasell Industries NV	5.000%	4/15/19	11,263	11,437
LyondellBasell Industries NV	6.000%	11/15/21	15,450	16,674
LyondellBasell Industries NV	5.750%	4/15/24	3,300	3,626
LyondellBasell Industries NV	4.625%	2/26/55	4,900	4,756

Meadwestvaco Corp.	7.950%	2/15/31	7,300	9,987
Methanex Corp.	3.250%	12/15/19	5,750	5,732
Methanex Corp.	5.650%	12/1/44	5,500	5,451
Monsanto Co.	2.125%	7/15/19	5,000	4,960
Monsanto Co.	2.750%	7/15/21	7,550	7,440
Monsanto Co.	2.200%	7/15/22	650	619
Monsanto Co.	2.850%	4/15/25	4,000	3,764
Monsanto Co.	5.500%	8/15/25	3,950	4,345
Monsanto Co.	4.200%	7/15/34	5,600	5,516
Monsanto Co.	3.600%	7/15/42	3,250	2,821
Monsanto Co.	4.650%	11/15/43	1,500	1,502
Monsanto Co.	3.950%	4/15/45	8,330	7,521
Monsanto Co.	4.700%	7/15/64	6,475	6,262
Mosaic Co.	3.750%	11/15/21	10,275	10,343
Mosaic Co.	3.250%	11/15/22	10,450	10,220
Mosaic Co.	4.250%	11/15/23	5,850	5,963
Mosaic Co.	4.050%	11/15/27	5,575	5,405
Mosaic Co.	5.450%	11/15/33	1,600	1,693
Mosaic Co.	4.875%	11/15/41	4,445	4,227
Mosaic Co.	5.625%	11/15/43	1,690	1,764
Newmont Mining Corp.	5.125%	10/1/19	1,525	1,569
Newmont Mining Corp.	3.500%	3/15/22	400	400
Newmont Mining Corp.	5.875%	4/1/35	750	869
Newmont Mining Corp.	6.250%	10/1/39	6,626	8,001
Newmont Mining Corp.	4.875%	3/15/42	7,825	8,130
Nucor Corp.	4.125%	9/15/22	9,741	10,114
Nucor Corp.	4.000%	8/1/23	8,027	8,262
Nucor Corp.	6.400%	12/1/37	7,875	10,141
Nucor Corp.	5.200%	8/1/43	11,225	12,927
Packaging Corp. of America	3.900%	6/15/22	7,222	7,352
Packaging Corp. of America	4.500%	11/1/23	10,380	10,830
Packaging Corp. of America	3.650%	9/15/24	4,075	4,069
Packaging Corp. of America	3.400%	12/15/27	3,700	3,536
Placer Dome Inc.	6.450%	10/15/35	1,050	1,271
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	1,077	1,119
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,865	8,113
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	4,000	3,788
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	2,300	2,291
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	4,375	5,032
PPG Industries Inc.	2.300%	11/15/19	3,600	3,581
Praxair Inc.	4.500%	8/15/19	800	821
Praxair Inc.	2.250%	9/24/20	1,500	1,480
Praxair Inc.	4.050%	3/15/21	120	124
Praxair Inc.	3.000%	9/1/21	8,125	8,109
Praxair Inc.	2.450%	2/15/22	15,971	15,639
Praxair Inc.	2.200%	8/15/22	10,393	10,024
Praxair Inc.	2.650%	2/5/25	3,500	3,369
Praxair Inc.	3.200%	1/30/26	3,000	2,966
Praxair Inc.	3.550%	11/7/42	2,500	2,401
Rayonier Inc.	3.750%	4/1/22	2,000	1,969
Reliance Steel & Aluminum Co.	4.500%	4/15/23	1,850	1,904
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	3,987
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,732
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	4,225	4,389
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	4,461	4,600
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	39,175	39,684
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,775	2,278

Rio Tinto Finance USA Ltd.	5.200%	11/2/40	4,685	5,420
Rio Tinto Finance USA plc	3.500%	3/22/22	163	165
Rio Tinto Finance USA plc	2.875%	8/21/22	376	373
Rio Tinto Finance USA plc	4.750%	3/22/42	5,975	6,579
Rio Tinto Finance USA plc	4.125%	8/21/42	12,550	12,684
Rohm & Haas Co.	7.850%	7/15/29	4,775	6,408
RPM International Inc.	6.125%	10/15/19	590	619
RPM International Inc.	3.450%	11/15/22	3,275	3,273
RPM International Inc.	3.750%	3/15/27	200	195
RPM International Inc.	5.250%	6/1/45	3,592	3,841
RPM International Inc.	4.250%	1/15/48	8,585	8,060
Sherwin-Williams Co.	7.250%	6/15/19	1,675	1,765
Sherwin-Williams Co.	2.250%	5/15/20	6,500	6,389
Sherwin-Williams Co.	4.200%	1/15/22	500	512
Sherwin-Williams Co.	2.750%	6/1/22	9,490	9,222
Sherwin-Williams Co.	3.125%	6/1/24	1,200	1,162
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,310
Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,463
Sherwin-Williams Co.	3.450%	6/1/27	17,500	16,763
Sherwin-Williams Co.	4.000%	12/15/42	1,000	919
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,592
Sherwin-Williams Co.	4.500%	6/1/47	3,000	2,986
Southern Copper Corp.	5.375%	4/16/20	200	209
Southern Copper Corp.	3.500%	11/8/22	1,400	1,399
Southern Copper Corp.	3.875%	4/23/25	2,800	2,816
Southern Copper Corp.	7.500%	7/27/35	3,725	4,803
Southern Copper Corp.	6.750%	4/16/40	1,550	1,906
Southern Copper Corp.	5.250%	11/8/42	16,745	17,516
Southern Copper Corp.	5.875%	4/23/45	18,645	21,091
Syngenta Finance NV	3.125%	3/28/22	2,250	2,169
Vale Canada Ltd.	7.200%	9/15/32	3,241	3,691
Vale Overseas Ltd.	5.875%	6/10/21	11,950	12,831
Vale Overseas Ltd.	4.375%	1/11/22	20,577	21,117
Vale Overseas Ltd.	6.250%	8/10/26	27,400	30,688
Vale Overseas Ltd.	8.250%	1/17/34	800	1,031
Vale Overseas Ltd.	6.875%	11/21/36	8,910	10,480
Vale Overseas Ltd.	6.875%	11/10/39	15,265	18,051
Vale SA	5.625%	9/11/42	18,385	19,396
Westlake Chemical Corp.	3.600%	8/15/26	18,200	17,581
Westlake Chemical Corp.	5.000%	8/15/46	12,400	12,960
9 WestRock Co.	3.000%	9/15/24	5,475	5,225
9 WestRock Co.	3.750%	3/15/25	4,025	4,014
9 WestRock Co.	3.375%	9/15/27	4,700	4,496
9 WestRock Co.	4.000%	3/15/28	5,000	5,007
Westrock MWV LLC	8.200%	1/15/30	5,804	7,909
WestRock RKT Co.	3.500%	3/1/20	2,000	2,013
WestRock RKT Co.	4.900%	3/1/22	1,950	2,050
WestRock RKT Co.	4.000%	3/1/23	3,500	3,563
Weyerhaeuser Co.	7.375%	10/1/19	5,039	5,355
Weyerhaeuser Co.	4.700%	3/15/21	520	539
Weyerhaeuser Co.	3.250%	3/15/23	500	495
Weyerhaeuser Co.	4.625%	9/15/23	8,125	8,536
Weyerhaeuser Co.	8.500%	1/15/25	800	1,006
Weyerhaeuser Co.	7.375%	3/15/32	3,625	4,766
Weyerhaeuser Co.	6.875%	12/15/33	1,000	1,275
Yamana Gold Inc.	4.950%	7/15/24	1,870	1,926

9 Yamana Gold Inc.	4.625%	12/15/27	4,000	3,920

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	3,660	3,602
3M Co.	1.625%	9/19/21	4,425	4,244
3M Co.	2.000%	6/26/22	3,500	3,365
3M Co.	2.250%	3/15/23	3,950	3,817
3M Co.	3.000%	8/7/25	3,450	3,400
3M Co.	2.250%	9/19/26	6,000	5,462
3M Co.	2.875%	10/15/27	6,100	5,850
3M Co.	3.125%	9/19/46	5,500	4,845
3M Co.	3.625%	10/15/47	4,350	4,198
ABB Finance USA Inc.	2.800%	4/3/20	2,765	2,767
ABB Finance USA Inc.	2.875%	5/8/22	4,860	4,790
ABB Finance USA Inc.	3.375%	4/3/23	250	250
ABB Finance USA Inc.	3.800%	4/3/28	2,325	2,343
ABB Finance USA Inc.	4.375%	5/8/42	1,050	1,098
Acuity Brands Lighting Inc.	6.000%	12/15/19	800	841
Allegion US Holding Co. Inc.	3.200%	10/1/24	900	870
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,929
Bemis Co. Inc.	4.500%	10/15/21	1,255	1,307
Bemis Co. Inc.	3.100%	9/15/26	2,450	2,288
Boeing Capital Corp.	4.700%	10/27/19	4,875	5,041
Boeing Co.	4.875%	2/15/20	5,290	5,510
Boeing Co.	1.650%	10/30/20	4,190	4,082
Boeing Co.	8.750%	8/15/21	290	342
Boeing Co.	2.350%	10/30/21	2,000	1,971
Boeing Co.	2.125%	3/1/22	4,900	4,774
Boeing Co.	2.800%	3/1/23	4,250	4,203
Boeing Co.	1.875%	6/15/23	4,950	4,669
Boeing Co.	7.950%	8/15/24	1,335	1,685
Boeing Co.	2.850%	10/30/24	4,225	4,122
Boeing Co.	2.500%	3/1/25	580	548
Boeing Co.	7.250%	6/15/25	325	401
Boeing Co.	2.600%	10/30/25	5,000	4,769
Boeing Co.	2.250%	6/15/26	1,750	1,615
Boeing Co.	2.800%	3/1/27	2,250	2,150
Boeing Co.	3.250%	3/1/28	2,800	2,759
Boeing Co.	6.125%	2/15/33	6,075	7,753
Boeing Co.	3.300%	3/1/35	2,000	1,867
Boeing Co.	6.625%	2/15/38	525	715
Boeing Co.	3.550%	3/1/38	4,800	4,673
Boeing Co.	6.875%	3/15/39	1,585	2,239
Boeing Co.	5.875%	2/15/40	980	1,250
Boeing Co.	3.375%	6/15/46	4,000	3,669
Boeing Co.	3.650%	3/1/47	1,950	1,876
Boeing Co.	3.625%	3/1/48	3,800	3,630
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,613
Carlisle Cos. Inc.	3.500%	12/1/24	1,800	1,773
Carlisle Cos. Inc.	3.750%	12/1/27	2,850	2,781
Caterpillar Financial Services Corp.	1.350%	5/18/19	3,050	3,014
Caterpillar Financial Services Corp.	2.100%	6/9/19	2,202	2,193
Caterpillar Financial Services Corp.	2.000%	11/29/19	10,700	10,607
Caterpillar Financial Services Corp.	2.250%	12/1/19	5,400	5,359
Caterpillar Financial Services Corp.	2.100%	1/10/20	4,500	4,463
Caterpillar Financial Services Corp.	2.000%	3/5/20	2,750	2,719
Caterpillar Financial Services Corp.	1.850%	9/4/20	9,625	9,419

Caterpillar Financial Services Corp.	2.500%	11/13/20	2,500	2,489
Caterpillar Financial Services Corp.	2.900%	3/15/21	8,450	8,426
Caterpillar Financial Services Corp.	1.700%	8/9/21	11,800	11,302
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,286
Caterpillar Financial Services Corp.	1.931%	10/1/21	8,188	7,865
Caterpillar Financial Services Corp.	2.850%	6/1/22	4,604	4,548
Caterpillar Financial Services Corp.	2.400%	6/6/22	17,000	16,496
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	7,769
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,600	1,550
Caterpillar Financial Services Corp.	3.300%	6/9/24	4,175	4,146
Caterpillar Financial Services Corp.	3.250%	12/1/24	11,320	11,184
Caterpillar Financial Services Corp.	2.400%	8/9/26	2,300	2,126
Caterpillar Inc.	3.900%	5/27/21	6,447	6,620
Caterpillar Inc.	2.600%	6/26/22	4,925	4,810
Caterpillar Inc.	3.400%	5/15/24	10,500	10,503
Caterpillar Inc.	6.050%	8/15/36	8,816	11,353
Caterpillar Inc.	5.200%	5/27/41	4,772	5,680
Caterpillar Inc.	3.803%	8/15/42	15,154	15,043
Caterpillar Inc.	4.300%	5/15/44	3,950	4,237
Caterpillar Inc.	4.750%	5/15/64	1,650	1,865
CNH Industrial Capital LLC	4.375%	11/6/20	5,350	5,437
CNH Industrial Capital LLC	4.375%	4/5/22	4,200	4,258
CNH Industrial NV	3.850%	11/15/27	9,000	8,730
Crane Co.	4.450%	12/15/23	5,690	5,827
Crane Co.	4.200%	3/15/48	3,200	3,175
CRH America Inc.	5.750%	1/15/21	3,440	3,656
Deere & Co.	2.600%	6/8/22	6,365	6,218
Deere & Co.	5.375%	10/16/29	4,095	4,775
Deere & Co.	8.100%	5/15/30	2,711	3,811
Deere & Co.	3.900%	6/9/42	3,562	3,624
Dover Corp.	4.300%	3/1/21	1,780	1,836
Dover Corp.	3.150%	11/15/25	10,000	9,765
Dover Corp.	6.600%	3/15/38	1,475	1,936
Dover Corp.	5.375%	3/1/41	795	932
Eagle Materials Inc.	4.500%	8/1/26	2,700	2,730
Eaton Corp.	2.750%	11/2/22	13,744	13,406
Eaton Corp.	3.103%	9/15/27	6,275	5,899
Eaton Corp.	4.000%	11/2/32	5,350	5,354
Eaton Corp.	4.150%	11/2/42	1,175	1,149
Eaton Corp.	3.915%	9/15/47	3,800	3,592
Embraer Netherlands Finance BV	5.050%	6/15/25	6,400	6,605
Embraer Netherlands Finance BV	5.400%	2/1/27	5,100	5,392
9 Embraer Overseas Ltd.	5.696%	9/16/23	3,340	3,552
Embraer SA	5.150%	6/15/22	3,850	4,017
Emerson Electric Co.	4.875%	10/15/19	235	243
Emerson Electric Co.	4.250%	11/15/20	1,307	1,350
Emerson Electric Co.	2.625%	12/1/21	11,025	10,878
Emerson Electric Co.	2.625%	2/15/23	3,500	3,406
Emerson Electric Co.	3.150%	6/1/25	1,700	1,680
Emerson Electric Co.	6.000%	8/15/32	925	1,129
Emerson Electric Co.	5.250%	11/15/39	440	513
Exelis Inc.	5.550%	10/1/21	175	187
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,487
Flowserve Corp.	3.500%	9/15/22	13,705	13,437
Flowserve Corp.	4.000%	11/15/23	4,575	4,567
Fortive Corp.	1.800%	6/15/19	1,000	988
Fortive Corp.	2.350%	6/15/21	5,122	4,982

Fortive Corp.	3.150%	6/15/26	5,500	5,241
Fortive Corp.	4.300%	6/15/46	7,600	7,555
Fortune Brands Home & Security Inc.	3.000%	6/15/20	2,975	2,961
Fortune Brands Home & Security Inc.	4.000%	6/15/25	1,200	1,225
General Dynamics Corp.	3.875%	7/15/21	3,925	4,025
General Dynamics Corp.	2.250%	11/15/22	6,822	6,570
General Dynamics Corp.	1.875%	8/15/23	5,100	4,754
General Dynamics Corp.	2.375%	11/15/24	12,000	11,335
General Dynamics Corp.	2.125%	8/15/26	3,000	2,710
General Dynamics Corp.	2.625%	11/15/27	13,665	12,745
General Dynamics Corp.	3.600%	11/15/42	4,064	3,866
General Electric Co.	6.000%	8/7/19	9,949	10,357
General Electric Co.	2.100%	12/11/19	900	893
General Electric Co.	5.500%	1/8/20	12,432	12,937
General Electric Co.	2.200%	1/9/20	9,759	9,638
General Electric Co.	5.550%	5/4/20	3,582	3,759
General Electric Co.	4.375%	9/16/20	12,222	12,619
General Electric Co.	4.625%	1/7/21	6,728	6,978
General Electric Co.	5.300%	2/11/21	10,647	11,163
General Electric Co.	4.650%	10/17/21	8,692	9,077
General Electric Co.	3.150%	9/7/22	7,206	7,102
General Electric Co.	2.700%	10/9/22	28,090	27,120
General Electric Co.	3.100%	1/9/23	10,473	10,243
General Electric Co.	3.375%	3/11/24	5,300	5,183
General Electric Co.	3.450%	5/15/24	6,592	6,455
General Electric Co.	6.750%	3/15/32	20,109	24,941
General Electric Co.	6.150%	8/7/37	6,696	7,924
General Electric Co.	5.875%	1/14/38	26,620	30,946
General Electric Co.	6.875%	1/10/39	15,253	19,558
General Electric Co.	4.125%	10/9/42	24,700	22,832
General Electric Co.	4.500%	3/11/44	20,945	20,583
Harris Corp.	2.700%	4/27/20	2,000	1,978
Harris Corp.	4.400%	12/15/20	5,298	5,452
Harris Corp.	3.832%	4/27/25	9,659	9,700
Harris Corp.	4.854%	4/27/35	4,300	4,605
Harris Corp.	6.150%	12/15/40	1,125	1,374
Harris Corp.	5.054%	4/27/45	2,795	3,085
Hexcel Corp.	4.700%	8/15/25	1,450	1,509
Honeywell International Inc.	1.400%	10/30/19	4,300	4,215
Honeywell International Inc.	1.800%	10/30/19	5,800	5,723
Honeywell International Inc.	4.250%	3/1/21	10,555	10,940
Honeywell International Inc.	1.850%	11/1/21	5,700	5,490
Honeywell International Inc.	3.350%	12/1/23	10,025	9,977
Honeywell International Inc.	2.500%	11/1/26	2,700	2,495
Honeywell International Inc.	5.700%	3/15/36	4,580	5,715
Honeywell International Inc.	5.700%	3/15/37	4,595	5,792
Honeywell International Inc.	5.375%	3/1/41	8,145	9,975
Hubbell Inc.	3.350%	3/1/26	2,800	2,746
Hubbell Inc.	3.150%	8/15/27	3,425	3,266
Hubbell Inc.	3.500%	2/15/28	7,000	6,849
9 Huntington Ingalls Industries Inc.	3.483%	12/1/27	18,575	17,832
Illinois Tool Works Inc.	6.250%	4/1/19	7,025	7,284
Illinois Tool Works Inc.	3.375%	9/15/21	1,895	1,915
Illinois Tool Works Inc.	3.500%	3/1/24	7,687	7,838
Illinois Tool Works Inc.	2.650%	11/15/26	14,800	13,825
Illinois Tool Works Inc.	4.875%	9/15/41	3,595	4,155
Illinois Tool Works Inc.	3.900%	9/1/42	11,217	11,439

Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	12,575	13,023
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	1,125	1,347
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,747
Ingersoll-Rand Luxembourg Finance SA	2.625%	5/1/20	1,975	1,956
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	2,250	2,252
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	4,700	4,892
John Deere Capital Corp.	2.250%	4/17/19	1,275	1,273
John Deere Capital Corp.	1.250%	10/9/19	11,550	11,330
John Deere Capital Corp.	1.700%	1/15/20	5,400	5,317
John Deere Capital Corp.	2.050%	3/10/20	5,525	5,475
John Deere Capital Corp.	2.200%	3/13/20	2,950	2,923
John Deere Capital Corp.	1.950%	6/22/20	4,000	3,943
John Deere Capital Corp.	2.450%	9/11/20	2,125	2,111
John Deere Capital Corp.	2.550%	1/8/21	8,650	8,555
John Deere Capital Corp.	2.800%	3/4/21	5,125	5,088
John Deere Capital Corp.	2.875%	3/12/21	5,025	5,009
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,492
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,105
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,225
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,223
John Deere Capital Corp.	2.150%	9/8/22	10,000	9,580
John Deere Capital Corp.	2.700%	1/6/23	4,300	4,209
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,475
John Deere Capital Corp.	2.800%	3/6/23	10,550	10,319
John Deere Capital Corp.	3.350%	6/12/24	9,931	9,885
John Deere Capital Corp.	2.650%	6/24/24	3,000	2,874
John Deere Capital Corp.	3.450%	3/13/25	9,240	9,240
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,738
John Deere Capital Corp.	2.650%	6/10/26	2,000	1,878
John Deere Capital Corp.	2.800%	9/8/27	4,100	3,851
John Deere Capital Corp.	3.050%	1/6/28	10,500	10,033
Johnson Controls International plc	5.000%	3/30/20	2,100	2,182
Johnson Controls International plc	4.250%	3/1/21	5,255	5,395
Johnson Controls International plc	3.750%	12/1/21	1,425	1,445
Johnson Controls International plc	3.625%	7/2/24	5,225	5,228
Johnson Controls International plc	3.900%	2/14/26	6,200	6,207
Johnson Controls International plc	6.000%	1/15/36	950	1,153
Johnson Controls International plc	5.700%	3/1/41	1,045	1,191
Johnson Controls International plc	4.625%	7/2/44	2,500	2,573
Johnson Controls International plc	5.125%	9/14/45	9,930	11,009
Johnson Controls International plc	4.500%	2/15/47	5,095	5,140
Johnson Controls International plc	4.950%	7/2/64	5,125	5,065
Kennametal Inc.	2.650%	11/1/19	3,678	3,652
Kennametal Inc.	3.875%	2/15/22	1,550	1,557
L3 Technologies Inc.	5.200%	10/15/19	6,555	6,753
L3 Technologies Inc.	4.750%	7/15/20	7,350	7,573
L3 Technologies Inc.	4.950%	2/15/21	7,100	7,403
L3 Technologies Inc.	3.950%	5/28/24	1,830	1,837
L3 Technologies Inc.	3.850%	12/15/26	5,500	5,422
Lafarge SA	7.125%	7/15/36	2,825	3,588
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,713
Leggett & Platt Inc.	3.500%	11/15/27	11,000	10,604
Legrand France SA	8.500%	2/15/25	2,150	2,713
Lennox International Inc.	3.000%	11/15/23	1,000	967
Lockheed Martin Corp.	4.250%	11/15/19	5,418	5,544
Lockheed Martin Corp.	2.500%	11/23/20	7,570	7,498
Lockheed Martin Corp.	3.350%	9/15/21	9,254	9,329

Lockheed Martin Corp.	3.100%	1/15/23	7,330	7,300
Lockheed Martin Corp.	2.900%	3/1/25	425	406
Lockheed Martin Corp.	3.550%	1/15/26	18,950	18,805
Lockheed Martin Corp.	3.600%	3/1/35	9,240	8,778
Lockheed Martin Corp.	4.500%	5/15/36	2,600	2,753
Lockheed Martin Corp.	6.150%	9/1/36	7,985	10,027
Lockheed Martin Corp.	5.720%	6/1/40	3,301	3,999
Lockheed Martin Corp.	4.850%	9/15/41	5,025	5,478
Lockheed Martin Corp.	4.070%	12/15/42	3,825	3,772
Lockheed Martin Corp.	3.800%	3/1/45	1,575	1,477
Lockheed Martin Corp.	4.700%	5/15/46	15,250	16,502
Lockheed Martin Corp.	4.090%	9/15/52	4,786	4,623
Martin Marietta Materials Inc.	4.250%	7/2/24	1,270	1,295
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,077
Martin Marietta Materials Inc.	3.500%	12/15/27	5,000	4,766
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	6,986
Masco Corp.	7.125%	3/15/20	583	626
Masco Corp.	3.500%	4/1/21	2,730	2,740
Masco Corp.	5.950%	3/15/22	583	631
Masco Corp.	4.450%	4/1/25	4,700	4,806
Masco Corp.	4.375%	4/1/26	4,300	4,373
Masco Corp.	3.500%	11/15/27	6,550	6,243
Masco Corp.	7.750%	8/1/29	561	704
Masco Corp.	6.500%	8/15/32	54	62
Masco Corp.	4.500%	5/15/47	5,000	4,731
Mohawk Industries Inc.	3.850%	2/1/23	6,175	6,262
Northrop Grumman Corp.	2.080%	10/15/20	2,500	2,448
Northrop Grumman Corp.	3.500%	3/15/21	4,650	4,704
Northrop Grumman Corp.	2.550%	10/15/22	17,900	17,351
Northrop Grumman Corp.	3.250%	8/1/23	11,675	11,577
Northrop Grumman Corp.	2.930%	1/15/25	15,900	15,213
Northrop Grumman Corp.	3.200%	2/1/27	10,000	9,544
Northrop Grumman Corp.	3.250%	1/15/28	20,700	19,736
Northrop Grumman Corp.	5.050%	11/15/40	1,775	1,959
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,290
Northrop Grumman Corp.	3.850%	4/15/45	1,900	1,771
Northrop Grumman Corp.	4.030%	10/15/47	24,525	23,563
Northrop Grumman Systems Corp.	7.750%	2/15/31	2,670	3,620
9 Nvent Finance Sarl	3.950%	4/15/23	2,100	2,103
9 Nvent Finance Sarl	4.550%	4/15/28	3,850	3,864
Owens Corning	4.200%	12/15/22	19,686	20,146
Owens Corning	3.400%	8/15/26	1,400	1,333
Owens Corning	7.000%	12/1/36	3,752	4,753
Owens Corning	4.300%	7/15/47	1,350	1,227
Owens Corning	4.400%	1/30/48	3,200	2,948
Parker-Hannifin Corp.	3.500%	9/15/22	10,646	10,758
Parker-Hannifin Corp.	3.300%	11/21/24	11,500	11,470
Parker-Hannifin Corp.	3.250%	3/1/27	13,575	13,313
Parker-Hannifin Corp.	4.200%	11/21/34	2,850	2,982
Parker-Hannifin Corp.	6.250%	5/15/38	550	715
Parker-Hannifin Corp.	4.450%	11/21/44	4,850	5,173
Parker-Hannifin Corp.	4.100%	3/1/47	3,475	3,546
Pentair Finance SA	2.650%	12/1/19	1,750	1,733
Precision Castparts Corp.	2.250%	6/15/20	1,345	1,331
Precision Castparts Corp.	2.500%	1/15/23	23,970	23,289
Precision Castparts Corp.	3.250%	6/15/25	15,550	15,403
Precision Castparts Corp.	4.200%	6/15/35	1,250	1,294

Precision Castparts Corp.	3.900%	1/15/43	6,075	5,966
Precision Castparts Corp.	4.375%	6/15/45	5,962	6,330
Raytheon Co.	4.400%	2/15/20	450	463
Raytheon Co.	3.125%	10/15/20	8,525	8,571
Raytheon Co.	2.500%	12/15/22	18,900	18,364
Raytheon Co.	3.150%	12/15/24	2,300	2,282
Raytheon Co.	7.200%	8/15/27	2,010	2,567
Raytheon Co.	4.875%	10/15/40	450	526
Raytheon Co.	4.700%	12/15/41	6,350	7,136
Raytheon Co.	4.200%	12/15/44	2,795	2,926
Republic Services Inc.	5.500%	9/15/19	6,245	6,492
Republic Services Inc.	5.000%	3/1/20	5,200	5,404
Republic Services Inc.	5.250%	11/15/21	8,838	9,451
Republic Services Inc.	3.550%	6/1/22	475	480
Republic Services Inc.	4.750%	5/15/23	525	555
Republic Services Inc.	3.200%	3/15/25	1,500	1,455
Republic Services Inc.	2.900%	7/1/26	8,525	7,990
Republic Services Inc.	6.200%	3/1/40	3,440	4,294
Republic Services Inc.	5.700%	5/15/41	5,450	6,516
Rockwell Automation Inc.	2.050%	3/1/20	3,800	3,727
Rockwell Collins Inc.	1.950%	7/15/19	500	494
Rockwell Collins Inc.	5.250%	7/15/19	275	283
Rockwell Collins Inc.	3.100%	11/15/21	1,000	994
Rockwell Collins Inc.	2.800%	3/15/22	7,000	6,827
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,790
Rockwell Collins Inc.	3.200%	3/15/24	7,000	6,802
Rockwell Collins Inc.	3.500%	3/15/27	6,600	6,347
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,381
Rockwell Collins Inc.	4.350%	4/15/47	8,700	8,592
Roper Technologies Inc.	6.250%	9/1/19	5,500	5,759
Roper Technologies Inc.	3.000%	12/15/20	100	100
Roper Technologies Inc.	2.800%	12/15/21	10,530	10,351
Roper Technologies Inc.	3.125%	11/15/22	400	395
Roper Technologies Inc.	3.850%	12/15/25	1,925	1,944
Roper Technologies Inc.	3.800%	12/15/26	13,309	13,247
Snap-on Inc.	6.125%	9/1/21	3,135	3,461
Snap-on Inc.	3.250%	3/1/27	1,900	1,844
Snap-on Inc.	4.100%	3/1/48	2,800	2,846
Sonoco Products Co.	5.750%	11/1/40	4,085	4,678
Spirit AeroSystems Inc.	5.250%	3/15/22	2,250	2,315
Spirit AeroSystems Inc.	3.850%	6/15/26	8,680	8,492
Stanley Black & Decker Inc.	3.400%	12/1/21	4,075	4,124
Stanley Black & Decker Inc.	2.900%	11/1/22	3,000	2,953
Textron Inc.	4.300%	3/1/24	2,675	2,746
Textron Inc.	3.875%	3/1/25	2,600	2,594
Textron Inc.	4.000%	3/15/26	11,100	11,172
Textron Inc.	3.650%	3/15/27	2,750	2,686
Textron Inc.	3.375%	3/1/28	5,000	4,774
The Timken Co.	3.875%	9/1/24	1,000	984
United Technologies Corp.	1.500%	11/1/19	4,050	3,983
United Technologies Corp.	4.500%	4/15/20	7,255	7,503
United Technologies Corp.	1.900%	5/4/20	8,700	8,529
United Technologies Corp.	1.950%	11/1/21	10,550	10,107
United Technologies Corp.	3.100%	6/1/22	14,168	14,051
United Technologies Corp.	2.800%	5/4/24	10,500	10,020
United Technologies Corp.	2.650%	11/1/26	4,075	3,734
United Technologies Corp.	3.125%	5/4/27	6,250	5,899

United Technologies Corp.	6.700%	8/1/28	325	397
United Technologies Corp.	7.500%	9/15/29	3,775	4,945
United Technologies Corp.	5.400%	5/1/35	700	789
United Technologies Corp.	6.050%	6/1/36	4,815	5,822
United Technologies Corp.	6.125%	7/15/38	10,900	13,356
United Technologies Corp.	5.700%	4/15/40	9,325	10,952
United Technologies Corp.	4.500%	6/1/42	24,165	24,379
United Technologies Corp.	4.150%	5/15/45	8,400	8,082
United Technologies Corp.	3.750%	11/1/46	12,300	11,026
United Technologies Corp.	4.050%	5/4/47	5,100	4,833
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,836
Vulcan Materials Co.	4.500%	6/15/47	6,455	6,133
Wabtec Corp.	3.450%	11/15/26	4,200	4,026
Waste Management Inc.	4.750%	6/30/20	4,700	4,884
Waste Management Inc.	4.600%	3/1/21	6,375	6,633
Waste Management Inc.	2.400%	5/15/23	4,775	4,552
Waste Management Inc.	3.500%	5/15/24	5,785	5,790
Waste Management Inc.	3.125%	3/1/25	7,735	7,510
Waste Management Inc.	3.150%	11/15/27	4,000	3,810
Waste Management Inc.	3.900%	3/1/35	4,785	4,773
Waste Management Inc.	4.100%	3/1/45	6,250	6,250
WW Grainger Inc.	4.600%	6/15/45	11,325	11,894
WW Grainger Inc.	3.750%	5/15/46	2,300	2,139
WW Grainger Inc.	4.200%	5/15/47	4,500	4,510
Xylem Inc.	3.250%	11/1/26	1,800	1,729
Xylem Inc.	4.375%	11/1/46	3,180	3,216

Communication (2.6%)
21st Century Fox America Inc.	4.500%	2/15/21	8,650	9,018
21st Century Fox America Inc.	3.000%	9/15/22	20,289	20,019
21st Century Fox America Inc.	4.000%	10/1/23	2,868	2,944
21st Century Fox America Inc.	3.700%	9/15/24	5,550	5,596
21st Century Fox America Inc.	3.700%	10/15/25	5,325	5,348
21st Century Fox America Inc.	3.375%	11/15/26	8,000	7,865
21st Century Fox America Inc.	6.550%	3/15/33	2,415	3,049
21st Century Fox America Inc.	6.200%	12/15/34	6,275	7,783
21st Century Fox America Inc.	6.400%	12/15/35	12,925	16,252
21st Century Fox America Inc.	8.150%	10/17/36	3,245	4,736
21st Century Fox America Inc.	6.150%	3/1/37	7,350	9,070
21st Century Fox America Inc.	6.650%	11/15/37	6,300	8,193
21st Century Fox America Inc.	6.900%	8/15/39	10,370	13,998
21st Century Fox America Inc.	6.150%	2/15/41	12,775	16,074
21st Century Fox America Inc.	5.400%	10/1/43	5,908	6,883
21st Century Fox America Inc.	4.750%	9/15/44	11,795	12,727
21st Century Fox America Inc.	4.950%	10/15/45	3,185	3,501
21st Century Fox America Inc.	7.750%	12/1/45	3,150	4,777
Activision Blizzard Inc.	2.300%	9/15/21	5,500	5,310
Activision Blizzard Inc.	2.600%	6/15/22	4,275	4,150
Activision Blizzard Inc.	3.400%	9/15/26	14,035	13,649
Activision Blizzard Inc.	3.400%	6/15/27	4,550	4,384
Activision Blizzard Inc.	4.500%	6/15/47	3,465	3,476
America Movil SAB de CV	5.000%	10/16/19	10,575	10,902
America Movil SAB de CV	5.000%	3/30/20	17,218	17,779
America Movil SAB de CV	3.125%	7/16/22	14,450	14,245
America Movil SAB de CV	6.375%	3/1/35	10,375	12,585
America Movil SAB de CV	6.125%	11/15/37	2,850	3,401
America Movil SAB de CV	6.125%	3/30/40	16,490	19,831

America Movil SAB de CV	4.375%	7/16/42	9,000	9,067
American Tower Corp.	2.800%	6/1/20	4,900	4,859
American Tower Corp.	5.050%	9/1/20	1,450	1,508
American Tower Corp.	3.300%	2/15/21	6,075	6,055
American Tower Corp.	3.450%	9/15/21	7,675	7,680
American Tower Corp.	5.900%	11/1/21	8,040	8,708
American Tower Corp.	2.250%	1/15/22	3,150	3,013
American Tower Corp.	4.700%	3/15/22	5,000	5,226
American Tower Corp.	3.500%	1/31/23	27,178	27,015
American Tower Corp.	5.000%	2/15/24	10,200	10,764
American Tower Corp.	4.000%	6/1/25	5,750	5,694
American Tower Corp.	4.400%	2/15/26	1,500	1,518
American Tower Corp.	3.375%	10/15/26	3,190	2,982
American Tower Corp.	3.125%	1/15/27	3,075	2,819
American Tower Corp.	3.550%	7/15/27	9,125	8,563
American Tower Corp.	3.600%	1/15/28	6,105	5,795
AT&T Corp.	8.250%	11/15/31	5,035	6,646
AT&T Inc.	5.875%	10/1/19	7,200	7,515
AT&T Inc.	5.200%	3/15/20	13,360	13,901
AT&T Inc.	2.450%	6/30/20	21,675	21,415
AT&T Inc.	4.600%	2/15/21	10,975	11,364
AT&T Inc.	5.000%	3/1/21	29,225	30,691
AT&T Inc.	4.450%	5/15/21	4,750	4,919
AT&T Inc.	3.200%	3/1/22	10,325	10,267
AT&T Inc.	3.800%	3/15/22	10,550	10,695
AT&T Inc.	3.000%	6/30/22	28,545	28,004
AT&T Inc.	2.850%	2/14/23	13,600	13,634
AT&T Inc.	3.600%	2/17/23	40,125	40,260
AT&T Inc.	3.800%	3/1/24	4,700	4,701
AT&T Inc.	4.450%	4/1/24	8,729	8,996
AT&T Inc.	3.400%	8/14/24	22,800	22,963
AT&T Inc.	3.950%	1/15/25	10,000	9,997
AT&T Inc.	3.400%	5/15/25	42,963	41,293
AT&T Inc.	4.125%	2/17/26	22,271	22,332
AT&T Inc.	4.250%	3/1/27	22,250	22,441
AT&T Inc.	3.900%	8/14/27	40,875	41,150
9 AT&T Inc.	4.100%	2/15/28	24,394	24,249
9 AT&T Inc.	4.300%	2/15/30	27,755	27,567
AT&T Inc.	4.500%	5/15/35	22,500	22,001
AT&T Inc.	5.250%	3/1/37	25,813	27,246
AT&T Inc.	4.900%	8/14/37	42,950	43,267
AT&T Inc.	6.350%	3/15/40	8,650	10,031
AT&T Inc.	6.000%	8/15/40	675	760
AT&T Inc.	5.350%	9/1/40	21,803	22,645
AT&T Inc.	6.375%	3/1/41	7,875	9,152
AT&T Inc.	5.150%	3/15/42	17,684	17,929
AT&T Inc.	4.300%	12/15/42	15,136	13,904
AT&T Inc.	4.800%	6/15/44	20,675	19,899
AT&T Inc.	4.350%	6/15/45	27,898	25,450
AT&T Inc.	4.750%	5/15/46	26,033	25,209
9 AT&T Inc.	5.150%	11/15/46	39,227	39,878
AT&T Inc.	5.450%	3/1/47	23,400	24,890
AT&T Inc.	4.500%	3/9/48	32,008	29,820
AT&T Inc.	4.550%	3/9/49	9,288	8,675
AT&T Inc.	5.150%	2/14/50	50,775	51,334
AT&T Inc.	5.700%	3/1/57	7,725	8,245
AT&T Inc.	5.300%	8/14/58	24,450	24,654

Bell Canada Inc.	4.464%	4/1/48	6,500	6,629
British Telecommunications plc	9.125%	12/15/30	22,667	33,106
CBS Corp.	2.300%	8/15/19	7,075	7,015
CBS Corp.	4.300%	2/15/21	4,150	4,260
CBS Corp.	3.375%	3/1/22	1,000	996
CBS Corp.	2.500%	2/15/23	6,600	6,272
9 CBS Corp.	2.900%	6/1/23	3,550	3,423
CBS Corp.	3.700%	8/15/24	3,875	3,859
CBS Corp.	3.500%	1/15/25	4,825	4,682
CBS Corp.	4.000%	1/15/26	3,000	2,956
CBS Corp.	2.900%	1/15/27	17,075	15,466
CBS Corp.	3.375%	2/15/28	5,875	5,458
9 CBS Corp.	3.700%	6/1/28	4,425	4,221
CBS Corp.	7.875%	7/30/30	25	32
CBS Corp.	5.500%	5/15/33	25	27
CBS Corp.	5.900%	10/15/40	2,525	2,873
CBS Corp.	4.850%	7/1/42	9,993	9,941
CBS Corp.	4.900%	8/15/44	4,570	4,553
CBS Corp.	4.600%	1/15/45	5,365	5,200
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	13,900	13,985
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.579%	7/23/20	16,900	16,945
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	26,055	26,523
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	42,625	43,420
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	9,150	8,388
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	10,535	10,071
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	19,315	21,555
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	29,130	32,153
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	20,850	20,170
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	2,950	3,392
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,000	2,521
Comcast Corp.	5.700%	7/1/19	12,436	12,874
Comcast Corp.	5.150%	3/1/20	4,630	4,816
Comcast Corp.	3.125%	7/15/22	12,815	12,780
Comcast Corp.	2.850%	1/15/23	4,520	4,408
Comcast Corp.	2.750%	3/1/23	14,675	14,257
Comcast Corp.	3.000%	2/1/24	23,075	22,395
Comcast Corp.	3.600%	3/1/24	4,275	4,292

Comcast Corp.	3.375%	2/15/25	7,200	7,049
Comcast Corp.	3.375%	8/15/25	14,532	14,208
Comcast Corp.	3.150%	3/1/26	19,300	18,560
Comcast Corp.	2.350%	1/15/27	14,790	13,228
Comcast Corp.	3.300%	2/1/27	15,635	15,117
Comcast Corp.	3.150%	2/15/28	13,825	13,092
Comcast Corp.	3.550%	5/1/28	8,400	8,236
Comcast Corp.	4.250%	1/15/33	11,975	12,342
Comcast Corp.	7.050%	3/15/33	2,200	2,858
Comcast Corp.	4.200%	8/15/34	9,875	9,927
Comcast Corp.	5.650%	6/15/35	3,925	4,604
Comcast Corp.	4.400%	8/15/35	18,430	18,935
Comcast Corp.	6.500%	11/15/35	13,450	17,047
Comcast Corp.	3.200%	7/15/36	8,175	7,171
Comcast Corp.	6.450%	3/15/37	7,625	9,799
Comcast Corp.	6.950%	8/15/37	11,150	14,944
Comcast Corp.	3.900%	3/1/38	7,525	7,257
Comcast Corp.	6.400%	5/15/38	4,604	5,871
Comcast Corp.	6.550%	7/1/39	3,600	4,712
Comcast Corp.	6.400%	3/1/40	6,325	8,023
Comcast Corp.	4.650%	7/15/42	18,310	19,082
Comcast Corp.	4.500%	1/15/43	2,250	2,296
Comcast Corp.	4.600%	8/15/45	13,225	13,654
Comcast Corp.	3.400%	7/15/46	11,275	9,599
Comcast Corp.	4.000%	8/15/47	6,150	5,784
Comcast Corp.	3.969%	11/1/47	16,638	15,681
Comcast Corp.	4.000%	3/1/48	8,575	8,096
Comcast Corp.	3.999%	11/1/49	16,906	15,824
Comcast Corp.	4.049%	11/1/52	8,780	8,183
Crown Castle International Corp.	3.400%	2/15/21	12,625	12,679
Crown Castle International Corp.	2.250%	9/1/21	8,433	8,141
Crown Castle International Corp.	4.875%	4/15/22	2,500	2,636
Crown Castle International Corp.	5.250%	1/15/23	13,015	13,825
Crown Castle International Corp.	3.200%	9/1/24	7,325	7,019
Crown Castle International Corp.	4.450%	2/15/26	11,350	11,505
Crown Castle International Corp.	3.700%	6/15/26	12,405	11,917
Crown Castle International Corp.	4.000%	3/1/27	4,075	3,996
Crown Castle International Corp.	3.650%	9/1/27	8,775	8,368
Crown Castle International Corp.	3.800%	2/15/28	9,050	8,679
Crown Castle International Corp.	4.750%	5/15/47	3,050	3,055
Deutsche Telekom International Finance BV	6.000%	7/8/19	5,650	5,870
Deutsche Telekom International Finance BV	8.750%	6/15/30	35,328	49,900
Discovery Communications LLC	5.625%	8/15/19	2,167	2,243
Discovery Communications LLC	2.200%	9/20/19	3,800	3,758
Discovery Communications LLC	4.375%	6/15/21	1,420	1,461
Discovery Communications LLC	3.300%	5/15/22	3,725	3,681
Discovery Communications LLC	2.950%	3/20/23	9,100	8,767
Discovery Communications LLC	3.250%	4/1/23	1,325	1,286
Discovery Communications LLC	3.800%	3/13/24	3,500	3,466
Discovery Communications LLC	3.450%	3/15/25	3,450	3,315
Discovery Communications LLC	4.900%	3/11/26	12,125	12,541
Discovery Communications LLC	3.950%	3/20/28	14,750	14,146
Discovery Communications LLC	5.000%	9/20/37	10,562	10,504
Discovery Communications LLC	6.350%	6/1/40	7,685	8,670
Discovery Communications LLC	4.950%	5/15/42	4,650	4,432
Discovery Communications LLC	4.875%	4/1/43	8,875	8,397
Discovery Communications LLC	5.200%	9/20/47	10,471	10,463

Electronic Arts Inc.	3.700%	3/1/21	10,050	10,194
Electronic Arts Inc.	4.800%	3/1/26	4,100	4,383
Grupo Televisa SAB	6.625%	3/18/25	1,475	1,685
Grupo Televisa SAB	4.625%	1/30/26	7,320	7,484
Grupo Televisa SAB	8.500%	3/11/32	275	353
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,482
Grupo Televisa SAB	5.000%	5/13/45	19,695	18,460
Interpublic Group of Cos. Inc.	3.750%	2/15/23	9,696	9,728
Interpublic Group of Cos. Inc.	4.200%	4/15/24	9,245	9,421
Koninklijke KPN NV	8.375%	10/1/30	5,200	7,077
Moody's Corp.	5.500%	9/1/20	3,638	3,840
Moody's Corp.	2.750%	12/15/21	2,684	2,632
Moody's Corp.	4.500%	9/1/22	19,908	20,769
Moody's Corp.	4.875%	2/15/24	3,750	3,978
Moody's Corp.	5.250%	7/15/44	5,490	6,269
NBCUniversal Media LLC	5.150%	4/30/20	17,433	18,174
NBCUniversal Media LLC	4.375%	4/1/21	15,020	15,572
NBCUniversal Media LLC	2.875%	1/15/23	24,149	23,620
NBCUniversal Media LLC	6.400%	4/30/40	6,250	7,906
NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,142
NBCUniversal Media LLC	4.450%	1/15/43	13,750	13,944
Omnicom Group Inc.	4.450%	8/15/20	7,950	8,183
Omnicom Group Inc.	3.625%	5/1/22	11,826	11,907
Omnicom Group Inc.	3.650%	11/1/24	7,375	7,297
Omnicom Group Inc.	3.600%	4/15/26	11,675	11,284
Orange SA	5.375%	7/8/19	6,975	7,186
Orange SA	1.625%	11/3/19	14,600	14,311
Orange SA	4.125%	9/14/21	10,710	11,086
Orange SA	9.000%	3/1/31	14,890	21,686
Orange SA	5.375%	1/13/42	12,845	14,649
Orange SA	5.500%	2/6/44	4,495	5,204
RELX Capital Inc.	3.125%	10/15/22	7,634	7,504
RELX Capital Inc.	3.500%	3/16/23	6,300	6,300
Rogers Communications Inc.	3.000%	3/15/23	1,325	1,302
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,580
Rogers Communications Inc.	3.625%	12/15/25	5,285	5,275
Rogers Communications Inc.	2.900%	11/15/26	3,750	3,521
Rogers Communications Inc.	7.500%	8/15/38	300	409
Rogers Communications Inc.	4.500%	3/15/43	3,915	4,007
Rogers Communications Inc.	5.000%	3/15/44	7,327	8,021
Rogers Communications Inc.	4.300%	2/15/48	12,000	11,930
S&P Global Inc.	3.300%	8/14/20	5,950	5,975
S&P Global Inc.	4.000%	6/15/25	6,225	6,372
S&P Global Inc.	4.400%	2/15/26	9,375	9,836
S&P Global Inc.	2.950%	1/22/27	8,175	7,716
S&P Global Inc.	6.550%	11/15/37	3,450	4,423
Scripps Networks Interactive Inc.	2.750%	11/15/19	4,525	4,492
Scripps Networks Interactive Inc.	2.800%	6/15/20	4,000	3,946
Scripps Networks Interactive Inc.	3.500%	6/15/22	2,900	2,859
Scripps Networks Interactive Inc.	3.900%	11/15/24	4,175	4,124
Scripps Networks Interactive Inc.	3.950%	6/15/25	6,115	6,042
TCI Communications Inc.	7.875%	2/15/26	1,675	2,126
TCI Communications Inc.	7.125%	2/15/28	725	905
Telefonica Emisiones SAU	5.877%	7/15/19	13,400	13,896
Telefonica Emisiones SAU	5.462%	2/16/21	13,729	14,608
Telefonica Emisiones SAU	4.570%	4/27/23	5,975	6,263
Telefonica Emisiones SAU	4.103%	3/8/27	14,275	14,232

Telefonica Emisiones SAU	7.045%	6/20/36	18,417	23,386
Telefonica Emisiones SAU	4.665%	3/6/38	6,500	6,542
Telefonica Emisiones SAU	5.213%	3/8/47	20,480	21,613
Telefonica Emisiones SAU	4.895%	3/6/48	6,000	6,076
Telefonica Europe BV	8.250%	9/15/30	7,150	9,615
TELUS Corp.	2.800%	2/16/27	8,525	7,886
Thomson Reuters Corp.	4.700%	10/15/19	1,525	1,567
Thomson Reuters Corp.	3.950%	9/30/21	3,125	3,174
Thomson Reuters Corp.	4.300%	11/23/23	4,575	4,682
Thomson Reuters Corp.	3.850%	9/29/24	13,700	13,697
Thomson Reuters Corp.	3.350%	5/15/26	3,125	2,980
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,365
Thomson Reuters Corp.	5.850%	4/15/40	10,445	12,051
Thomson Reuters Corp.	4.500%	5/23/43	525	507
Thomson Reuters Corp.	5.650%	11/23/43	7,775	8,831
Time Warner Cable LLC	8.250%	4/1/19	15,150	15,900
Time Warner Cable LLC	5.000%	2/1/20	5,395	5,531
Time Warner Cable LLC	4.125%	2/15/21	5,506	5,569
Time Warner Cable LLC	4.000%	9/1/21	9,925	9,966
Time Warner Cable LLC	6.550%	5/1/37	10,970	12,299
Time Warner Cable LLC	7.300%	7/1/38	14,508	17,342
Time Warner Cable LLC	6.750%	6/15/39	12,787	14,449
Time Warner Cable LLC	5.875%	11/15/40	9,675	10,066
Time Warner Cable LLC	5.500%	9/1/41	15,425	15,234
Time Warner Cable LLC	4.500%	9/15/42	10,430	8,995
Time Warner Entertainment Co. LP	8.375%	7/15/33	3,650	4,777
Time Warner Inc.	2.100%	6/1/19	3,625	3,594
Time Warner Inc.	4.875%	3/15/20	13,360	13,815
Time Warner Inc.	4.700%	1/15/21	7,150	7,421
Time Warner Inc.	4.750%	3/29/21	7,975	8,305
Time Warner Inc.	4.000%	1/15/22	3,426	3,495
Time Warner Inc.	3.400%	6/15/22	6,101	6,081
Time Warner Inc.	4.050%	12/15/23	3,840	3,919
Time Warner Inc.	3.550%	6/1/24	5,200	5,117
Time Warner Inc.	3.600%	7/15/25	15,150	14,720
Time Warner Inc.	3.875%	1/15/26	13,986	13,629
Time Warner Inc.	3.800%	2/15/27	23,144	22,375
Time Warner Inc.	6.100%	7/15/40	2,000	2,277
Time Warner Inc.	5.375%	10/15/41	3,430	3,623
Time Warner Inc.	4.900%	6/15/42	6,900	6,944
Time Warner Inc.	5.350%	12/15/43	12,725	13,527
Time Warner Inc.	4.650%	6/1/44	7,410	7,091
Verizon Communications Inc.	2.625%	2/21/20	10,639	10,590
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,847
Verizon Communications Inc.	4.600%	4/1/21	7,810	8,135
Verizon Communications Inc.	1.750%	8/15/21	7,225	6,895
Verizon Communications Inc.	3.000%	11/1/21	16,358	16,242
Verizon Communications Inc.	3.500%	11/1/21	12,110	12,207
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,415
Verizon Communications Inc.	2.450%	11/1/22	11,875	11,394
Verizon Communications Inc.	5.150%	9/15/23	51,730	55,841
Verizon Communications Inc.	4.150%	3/15/24	20,600	21,131
Verizon Communications Inc.	3.500%	11/1/24	21,300	21,073
Verizon Communications Inc.	3.376%	2/15/25	33,866	33,273
Verizon Communications Inc.	2.625%	8/15/26	20,085	18,334
Verizon Communications Inc.	4.125%	3/16/27	28,350	28,692
Verizon Communications Inc.	4.500%	8/10/33	31,300	31,633

Verizon Communications Inc.	4.400%	11/1/34	30,183	29,695
Verizon Communications Inc.	4.272%	1/15/36	26,374	25,238
Verizon Communications Inc.	5.250%	3/16/37	32,230	34,523
Verizon Communications Inc.	4.812%	3/15/39	16,770	17,109
Verizon Communications Inc.	4.750%	11/1/41	12,450	12,450
Verizon Communications Inc.	3.850%	11/1/42	11,824	10,337
Verizon Communications Inc.	4.125%	8/15/46	12,900	11,595
Verizon Communications Inc.	4.862%	8/21/46	46,375	46,532
Verizon Communications Inc.	5.500%	3/16/47	12,700	13,957
Verizon Communications Inc.	4.522%	9/15/48	37,801	36,188
Verizon Communications Inc.	5.012%	4/15/49	35,407	36,382
Verizon Communications Inc.	5.012%	8/21/54	50,327	50,094
Verizon Communications Inc.	4.672%	3/15/55	32,445	30,713
Viacom Inc.	5.625%	9/15/19	4,670	4,846
Viacom Inc.	3.875%	12/15/21	4,040	4,097
Viacom Inc.	4.250%	9/1/23	21,400	21,704
Viacom Inc.	3.875%	4/1/24	4,989	4,949
Viacom Inc.	3.450%	10/4/26	5,535	5,228
Viacom Inc.	6.875%	4/30/36	4,385	5,213
Viacom Inc.	4.375%	3/15/43	13,810	12,394
Viacom Inc.	5.850%	9/1/43	10,735	11,614
Vodafone Group plc	5.450%	6/10/19	10,300	10,637
Vodafone Group plc	4.375%	3/16/21	3,568	3,686
Vodafone Group plc	2.500%	9/26/22	6,325	6,069
Vodafone Group plc	2.950%	2/19/23	10,075	9,765
Vodafone Group plc	7.875%	2/15/30	6,163	7,970
Vodafone Group plc	6.250%	11/30/32	4,075	4,699
Vodafone Group plc	6.150%	2/27/37	6,970	8,045
Vodafone Group plc	4.375%	2/19/43	18,055	17,098
Walt Disney Co.	1.850%	5/30/19	6,300	6,254
Walt Disney Co.	0.875%	7/12/19	4,600	4,503
Walt Disney Co.	1.950%	3/4/20	4,275	4,217
Walt Disney Co.	1.800%	6/5/20	5,825	5,718
Walt Disney Co.	2.150%	9/17/20	4,450	4,379
Walt Disney Co.	2.300%	2/12/21	5,600	5,519
Walt Disney Co.	2.750%	8/16/21	1,000	994
Walt Disney Co.	2.550%	2/15/22	3,000	2,948
Walt Disney Co.	2.450%	3/4/22	3,000	2,938
Walt Disney Co.	2.350%	12/1/22	4,300	4,151
Walt Disney Co.	3.150%	9/17/25	3,800	3,744
Walt Disney Co.	3.000%	2/13/26	8,285	8,073
Walt Disney Co.	1.850%	7/30/26	19,700	17,444
Walt Disney Co.	2.950%	6/15/27	5,000	4,795
Walt Disney Co.	7.000%	3/1/32	1,975	2,642
Walt Disney Co.	4.375%	8/16/41	600	640
Walt Disney Co.	4.125%	12/1/41	13,476	14,123
Walt Disney Co.	3.700%	12/1/42	5,250	5,097
Walt Disney Co.	4.125%	6/1/44	4,565	4,721
WPP Finance 2010	4.750%	11/21/21	18,062	18,767
WPP Finance 2010	3.625%	9/7/22	2,650	2,651
WPP Finance 2010	3.750%	9/19/24	3,350	3,296
WPP Finance 2010	5.125%	9/7/42	755	766
WPP Finance 2010	5.625%	11/15/43	4,775	5,185

Consumer Cyclical (1.9%)
Advance Auto Parts Inc.	5.750%	5/1/20	1,575	1,652
Advance Auto Parts Inc.	4.500%	1/15/22	325	335

Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,905
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,500	12,410
Alibaba Group Holding Ltd.	3.125%	11/28/21	9,785	9,767
Alibaba Group Holding Ltd.	2.800%	6/6/23	5,600	5,417
Alibaba Group Holding Ltd.	3.600%	11/28/24	20,690	20,492
Alibaba Group Holding Ltd.	3.400%	12/6/27	23,325	22,061
Alibaba Group Holding Ltd.	4.500%	11/28/34	3,870	3,992
Alibaba Group Holding Ltd.	4.000%	12/6/37	9,000	8,457
Alibaba Group Holding Ltd.	4.200%	12/6/47	13,375	12,732
Alibaba Group Holding Ltd.	4.400%	12/6/57	10,700	10,173
Amazon.com Inc.	2.600%	12/5/19	6,960	6,961
9 Amazon.com Inc.	1.900%	8/21/20	11,555	11,315
Amazon.com Inc.	3.300%	12/5/21	20,410	20,684
Amazon.com Inc.	2.500%	11/29/22	4,380	4,274
9 Amazon.com Inc.	2.400%	2/22/23	12,160	11,726
9 Amazon.com Inc.	2.800%	8/22/24	11,000	10,634
Amazon.com Inc.	3.800%	12/5/24	4,324	4,431
Amazon.com Inc.	5.200%	12/3/25	7,460	8,299
9 Amazon.com Inc.	3.150%	8/22/27	27,180	26,205
Amazon.com Inc.	4.800%	12/5/34	11,120	12,295
9 Amazon.com Inc.	3.875%	8/22/37	23,115	22,944
Amazon.com Inc.	4.950%	12/5/44	11,410	12,815
9 Amazon.com Inc.	4.050%	8/22/47	27,105	26,830
9 Amazon.com Inc.	4.250%	8/22/57	21,160	21,041
American Honda Finance Corp.	1.200%	7/12/19	5,000	4,908
American Honda Finance Corp.	2.250%	8/15/19	9,750	9,691
American Honda Finance Corp.	2.000%	11/13/19	7,825	7,743
American Honda Finance Corp.	2.000%	2/14/20	5,400	5,320
American Honda Finance Corp.	1.950%	7/20/20	4,560	4,463
American Honda Finance Corp.	2.450%	9/24/20	14,450	14,328
American Honda Finance Corp.	2.650%	2/12/21	15,000	14,930
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,270
American Honda Finance Corp.	1.700%	9/9/21	8,600	8,224
American Honda Finance Corp.	2.600%	11/16/22	4,875	4,788
American Honda Finance Corp.	2.900%	2/16/24	6,100	5,968
American Honda Finance Corp.	2.300%	9/9/26	3,575	3,295
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,013
Aptiv plc	3.150%	11/19/20	4,060	4,046
Aptiv plc	4.250%	1/15/26	2,550	2,600
Aptiv plc	4.400%	10/1/46	4,050	3,919
Automatic Data Processing Inc.	2.250%	9/15/20	10,445	10,318
Automatic Data Processing Inc.	3.375%	9/15/25	1,500	1,506
AutoNation Inc.	5.500%	2/1/20	1,655	1,718
AutoNation Inc.	3.350%	1/15/21	5,185	5,174
AutoNation Inc.	3.500%	11/15/24	2,300	2,209
AutoNation Inc.	4.500%	10/1/25	8,980	9,109
AutoNation Inc.	3.800%	11/15/27	2,400	2,279
AutoZone Inc.	2.500%	4/15/21	1,125	1,104
AutoZone Inc.	3.700%	4/15/22	8,000	8,082
AutoZone Inc.	2.875%	1/15/23	280	272
AutoZone Inc.	3.250%	4/15/25	6,890	6,619
AutoZone Inc.	3.125%	4/21/26	5,200	4,909
AutoZone Inc.	3.750%	6/1/27	7,000	6,854
Bed Bath & Beyond Inc.	3.749%	8/1/24	950	927
Bed Bath & Beyond Inc.	4.915%	8/1/34	1,375	1,193
Bed Bath & Beyond Inc.	5.165%	8/1/44	5,154	4,289
Best Buy Co. Inc.	5.500%	3/15/21	650	685

Block Financial LLC	4.125%	10/1/20	2,875	2,922
Block Financial LLC	5.500%	11/1/22	5,000	5,291
Block Financial LLC	5.250%	10/1/25	12,925	13,500
Booking Holdings Inc.	2.750%	3/15/23	2,000	1,928
Booking Holdings Inc.	3.650%	3/15/25	5,550	5,502
Booking Holdings Inc.	3.600%	6/1/26	14,175	13,906
Booking Holdings Inc.	3.550%	3/15/28	6,155	5,947
BorgWarner Inc.	4.625%	9/15/20	400	415
BorgWarner Inc.	3.375%	3/15/25	1,150	1,130
BorgWarner Inc.	4.375%	3/15/45	3,765	3,706
Carnival Corp.	3.950%	10/15/20	2,600	2,663
Costco Wholesale Corp.	1.700%	12/15/19	5,450	5,385
Costco Wholesale Corp.	1.750%	2/15/20	2,100	2,061
Costco Wholesale Corp.	2.150%	5/18/21	8,000	7,845
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,683
Costco Wholesale Corp.	2.300%	5/18/22	7,400	7,202
Costco Wholesale Corp.	2.750%	5/18/24	10,000	9,733
Costco Wholesale Corp.	3.000%	5/18/27	18,930	18,248
Cummins Inc.	3.650%	10/1/23	2,890	2,941
Cummins Inc.	7.125%	3/1/28	100	125
Cummins Inc.	4.875%	10/1/43	4,290	4,860
Daimler Finance North America LLC	8.500%	1/18/31	7,920	11,517
Darden Restaurants Inc.	3.850%	5/1/27	4,300	4,237
Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,825
Delphi Corp.	4.150%	3/15/24	5,880	6,019
Dollar General Corp.	3.250%	4/15/23	9,493	9,357
Dollar General Corp.	4.150%	11/1/25	3,100	3,168
Dollar General Corp.	3.875%	4/15/27	4,525	4,478
Dollar General Corp.	4.125%	5/1/28	4,200	4,235
DR Horton Inc.	3.750%	3/1/19	5,000	5,034
DR Horton Inc.	2.550%	12/1/20	900	887
DR Horton Inc.	4.375%	9/15/22	3,550	3,667
DR Horton Inc.	4.750%	2/15/23	3,675	3,851
DR Horton Inc.	5.750%	8/15/23	4,500	4,926
eBay Inc.	2.200%	8/1/19	6,925	6,872
eBay Inc.	2.150%	6/5/20	4,175	4,098
eBay Inc.	3.250%	10/15/20	5,325	5,347
eBay Inc.	2.875%	8/1/21	5,675	5,622
eBay Inc.	3.800%	3/9/22	7,615	7,742
eBay Inc.	2.600%	7/15/22	5,030	4,864
eBay Inc.	2.750%	1/30/23	6,500	6,276
eBay Inc.	3.450%	8/1/24	3,950	3,894
eBay Inc.	3.600%	6/5/27	7,425	7,147
eBay Inc.	4.000%	7/15/42	4,260	3,786
Expedia Inc.	5.950%	8/15/20	8,325	8,808
Expedia Inc.	4.500%	8/15/24	2,775	2,802
Expedia Inc.	5.000%	2/15/26	5,315	5,467
Expedia Inc.	3.800%	2/15/28	5,395	5,009
Ford Holdings LLC	9.300%	3/1/30	1,175	1,610
Ford Motor Co.	4.346%	12/8/26	15,100	14,887
Ford Motor Co.	6.625%	10/1/28	3,550	4,081
Ford Motor Co.	6.375%	2/1/29	3,425	3,875
Ford Motor Co.	7.450%	7/16/31	11,660	14,049
Ford Motor Co.	4.750%	1/15/43	13,275	12,120
Ford Motor Co.	7.400%	11/1/46	3,250	4,041
Ford Motor Co.	5.291%	12/8/46	14,500	14,187
Ford Motor Credit Co. LLC	2.375%	3/12/19	24,700	24,572

Ford Motor Credit Co. LLC	2.021%	5/3/19	7,390	7,308
Ford Motor Credit Co. LLC	1.897%	8/12/19	5,600	5,511
Ford Motor Credit Co. LLC	2.597%	11/4/19	9,750	9,671
Ford Motor Credit Co. LLC	2.681%	1/9/20	11,600	11,486
Ford Motor Credit Co. LLC	8.125%	1/15/20	12,365	13,379
Ford Motor Credit Co. LLC	2.459%	3/27/20	1,000	984
Ford Motor Credit Co. LLC	3.157%	8/4/20	9,163	9,112
Ford Motor Credit Co. LLC	2.343%	11/2/20	23,400	22,751
Ford Motor Credit Co. LLC	3.200%	1/15/21	8,425	8,349
Ford Motor Credit Co. LLC	5.750%	2/1/21	2,681	2,832
Ford Motor Credit Co. LLC	3.336%	3/18/21	15,000	14,893
Ford Motor Credit Co. LLC	5.875%	8/2/21	14,044	14,955
Ford Motor Credit Co. LLC	3.219%	1/9/22	5,300	5,210
Ford Motor Credit Co. LLC	3.339%	3/28/22	2,300	2,261
Ford Motor Credit Co. LLC	2.979%	8/3/22	10,000	9,684
Ford Motor Credit Co. LLC	4.250%	9/20/22	6,700	6,807
Ford Motor Credit Co. LLC	4.375%	8/6/23	7,625	7,729
Ford Motor Credit Co. LLC	3.810%	1/9/24	7,800	7,635
Ford Motor Credit Co. LLC	3.664%	9/8/24	5,125	4,928
Ford Motor Credit Co. LLC	4.134%	8/4/25	20,000	19,677
Ford Motor Credit Co. LLC	4.389%	1/8/26	10,200	10,130
Ford Motor Credit Co. LLC	3.815%	11/2/27	13,600	12,756
General Motors Co.	4.875%	10/2/23	14,740	15,395
General Motors Co.	4.000%	4/1/25	2,750	2,692
General Motors Co.	4.200%	10/1/27	1,500	1,463
General Motors Co.	5.000%	4/1/35	9,305	9,273
General Motors Co.	6.600%	4/1/36	3,976	4,526
General Motors Co.	5.150%	4/1/38	13,250	13,201
General Motors Co.	6.250%	10/2/43	10,325	11,290
General Motors Co.	5.200%	4/1/45	11,563	11,220
General Motors Co.	6.750%	4/1/46	10,390	12,004
General Motors Co.	5.400%	4/1/48	6,500	6,490
General Motors Financial Co. Inc.	2.400%	5/9/19	10,450	10,381
General Motors Financial Co. Inc.	3.500%	7/10/19	14,310	14,387
General Motors Financial Co. Inc.	2.350%	10/4/19	9,000	8,901
General Motors Financial Co. Inc.	3.150%	1/15/20	10,200	10,180
General Motors Financial Co. Inc.	2.650%	4/13/20	13,075	12,911
General Motors Financial Co. Inc.	3.200%	7/13/20	24,325	24,237
General Motors Financial Co. Inc.	2.450%	11/6/20	10,750	10,500
General Motors Financial Co. Inc.	3.700%	11/24/20	9,050	9,110
General Motors Financial Co. Inc.	4.200%	3/1/21	8,000	8,151
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	14,193
General Motors Financial Co. Inc.	4.375%	9/25/21	3,365	3,446
General Motors Financial Co. Inc.	3.450%	1/14/22	6,415	6,373
General Motors Financial Co. Inc.	3.450%	4/10/22	14,189	14,049
General Motors Financial Co. Inc.	3.150%	6/30/22	2,625	2,565
General Motors Financial Co. Inc.	3.250%	1/5/23	7,375	7,188
General Motors Financial Co. Inc.	3.700%	5/9/23	12,030	11,921
General Motors Financial Co. Inc.	4.250%	5/15/23	4,550	4,609
General Motors Financial Co. Inc.	3.950%	4/13/24	11,650	11,535
General Motors Financial Co. Inc.	3.500%	11/7/24	10,065	9,704
General Motors Financial Co. Inc.	4.000%	1/15/25	7,945	7,818
General Motors Financial Co. Inc.	5.250%	3/1/26	4,700	4,950
General Motors Financial Co. Inc.	4.000%	10/6/26	8,675	8,405
General Motors Financial Co. Inc.	4.350%	1/17/27	10,250	10,114
General Motors Financial Co. Inc.	3.850%	1/5/28	4,275	4,066
Harley-Davidson Inc.	3.500%	7/28/25	4,850	4,809

Harley-Davidson Inc.	4.625%	7/28/45	3,235	3,329
Harman International Industries Inc.	4.150%	5/15/25	3,150	3,200
Home Depot Inc.	2.000%	6/15/19	8,900	8,857
Home Depot Inc.	1.800%	6/5/20	16,445	16,161
Home Depot Inc.	2.000%	4/1/21	4,775	4,651
Home Depot Inc.	4.400%	4/1/21	9,975	10,351
Home Depot Inc.	2.625%	6/1/22	20,544	20,218
Home Depot Inc.	2.700%	4/1/23	3,300	3,236
Home Depot Inc.	3.750%	2/15/24	9,509	9,749
Home Depot Inc.	3.350%	9/15/25	6,075	6,046
Home Depot Inc.	3.000%	4/1/26	12,100	11,695
Home Depot Inc.	2.125%	9/15/26	9,875	8,921
Home Depot Inc.	2.800%	9/14/27	4,275	4,038
Home Depot Inc.	5.875%	12/16/36	22,281	28,447
Home Depot Inc.	5.400%	9/15/40	4,325	5,208
Home Depot Inc.	5.950%	4/1/41	4,555	5,821
Home Depot Inc.	4.200%	4/1/43	11,825	12,204
Home Depot Inc.	4.875%	2/15/44	11,175	12,791
Home Depot Inc.	4.400%	3/15/45	4,250	4,554
Home Depot Inc.	4.250%	4/1/46	13,745	14,353
Home Depot Inc.	3.900%	6/15/47	10,250	10,150
Home Depot Inc.	3.500%	9/15/56	7,175	6,377
Hyatt Hotels Corp.	3.375%	7/15/23	3,050	3,014
Hyatt Hotels Corp.	4.850%	3/15/26	2,100	2,198
JD.com Inc.	3.125%	4/29/21	871	854
JD.com Inc.	3.875%	4/29/26	4,077	3,889
Kohl's Corp.	4.000%	11/1/21	9,245	9,389
Kohl's Corp.	3.250%	2/1/23	1,750	1,716
Kohl's Corp.	4.750%	12/15/23	825	862
Kohl's Corp.	4.250%	7/17/25	6,502	6,545
Kohl's Corp.	5.550%	7/17/45	1,575	1,508
Lear Corp.	5.250%	1/15/25	5,550	5,834
Lear Corp.	3.800%	9/15/27	3,075	2,948
Lowe's Cos. Inc.	1.150%	4/15/19	4,650	4,580
Lowe's Cos. Inc.	4.625%	4/15/20	1,355	1,391
Lowe's Cos. Inc.	3.750%	4/15/21	3,745	3,825
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,743
Lowe's Cos. Inc.	3.120%	4/15/22	1,700	1,700
Lowe's Cos. Inc.	3.875%	9/15/23	10,899	11,245
Lowe's Cos. Inc.	3.125%	9/15/24	12,900	12,693
Lowe's Cos. Inc.	3.375%	9/15/25	13,835	13,701
Lowe's Cos. Inc.	2.500%	4/15/26	12,325	11,408
Lowe's Cos. Inc.	3.100%	5/3/27	15,000	14,352
Lowe's Cos. Inc.	6.500%	3/15/29	267	329
Lowe's Cos. Inc.	4.650%	4/15/42	6,575	6,994
Lowe's Cos. Inc.	4.250%	9/15/44	1,950	1,967
Lowe's Cos. Inc.	4.375%	9/15/45	9,675	10,038
Lowe's Cos. Inc.	3.700%	4/15/46	16,295	15,097
Lowe's Cos. Inc.	4.050%	5/3/47	12,385	12,205
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,715	2,706
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,050	2,048
Macy's Retail Holdings Inc.	2.875%	2/15/23	14,393	13,553
Macy's Retail Holdings Inc.	4.375%	9/1/23	7,375	7,396
Macy's Retail Holdings Inc.	3.625%	6/1/24	2,970	2,856
Macy's Retail Holdings Inc.	7.000%	2/15/28	2,550	2,759
Macy's Retail Holdings Inc.	6.900%	4/1/29	2,690	2,871
Macy's Retail Holdings Inc.	4.500%	12/15/34	3,025	2,601

Magna International Inc.	3.625%	6/15/24	7,570	7,629
Magna International Inc.	4.150%	10/1/25	2,775	2,852
Marriott International Inc.	3.375%	10/15/20	2,075	2,085
Marriott International Inc.	2.875%	3/1/21	2,500	2,476
Marriott International Inc.	3.125%	10/15/21	4,825	4,782
Marriott International Inc.	2.300%	1/15/22	2,000	1,921
Marriott International Inc.	3.250%	9/15/22	3,525	3,491
Marriott International Inc.	3.750%	3/15/25	4,800	4,784
Marriott International Inc.	3.750%	10/1/25	2,190	2,150
Marriott International Inc.	3.125%	6/15/26	4,090	3,871
Mastercard Inc.	2.000%	4/1/19	3,425	3,409
Mastercard Inc.	2.000%	11/21/21	5,230	5,076
Mastercard Inc.	3.375%	4/1/24	5,050	5,091
Mastercard Inc.	2.950%	11/21/26	6,750	6,518
Mastercard Inc.	3.500%	2/26/28	2,920	2,941
Mastercard Inc.	3.800%	11/21/46	3,850	3,826
Mastercard Inc.	3.950%	2/26/48	5,030	5,196
McDonald's Corp.	1.875%	5/29/19	6,450	6,401
McDonald's Corp.	2.750%	12/9/20	7,889	7,853
McDonald's Corp.	3.625%	5/20/21	1,750	1,784
McDonald's Corp.	2.625%	1/15/22	16,365	16,110
McDonald's Corp.	3.350%	4/1/23	2,000	2,011
McDonald's Corp.	3.375%	5/26/25	7,955	7,886
McDonald's Corp.	3.700%	1/30/26	24,140	24,297
McDonald's Corp.	3.500%	3/1/27	10,875	10,749
McDonald's Corp.	3.800%	4/1/28	2,000	2,023
McDonald's Corp.	4.700%	12/9/35	5,875	6,285
McDonald's Corp.	6.300%	10/15/37	425	540
McDonald's Corp.	6.300%	3/1/38	1,675	2,118
McDonald's Corp.	5.700%	2/1/39	4,150	4,951
McDonald's Corp.	3.700%	2/15/42	14,175	13,013
McDonald's Corp.	3.625%	5/1/43	1,625	1,455
McDonald's Corp.	4.600%	5/26/45	6,660	6,924
McDonald's Corp.	4.875%	12/9/45	14,950	16,131
McDonald's Corp.	4.450%	3/1/47	7,190	7,392
NIKE Inc.	2.250%	5/1/23	475	459
NIKE Inc.	2.375%	11/1/26	6,000	5,523
NIKE Inc.	3.625%	5/1/43	6,025	5,700
NIKE Inc.	3.875%	11/1/45	3,175	3,132
NIKE Inc.	3.375%	11/1/46	2,050	1,857
Nordstrom Inc.	4.750%	5/1/20	3,650	3,763
Nordstrom Inc.	4.000%	10/15/21	5,315	5,420
Nordstrom Inc.	4.000%	3/15/27	6,000	5,822
Nordstrom Inc.	6.950%	3/15/28	1,540	1,765
Nordstrom Inc.	5.000%	1/15/44	6,820	6,339
NVR Inc.	3.950%	9/15/22	16,138	16,472
O'Reilly Automotive Inc.	4.875%	1/14/21	600	625
O'Reilly Automotive Inc.	4.625%	9/15/21	125	130
O'Reilly Automotive Inc.	3.800%	9/1/22	5,029	5,124
O'Reilly Automotive Inc.	3.850%	6/15/23	7,075	7,194
O'Reilly Automotive Inc.	3.550%	3/15/26	1,350	1,311
O'Reilly Automotive Inc.	3.600%	9/1/27	5,475	5,266
PACCAR Financial Corp.	1.300%	5/10/19	8,150	8,055
PACCAR Financial Corp.	2.200%	9/15/19	1,600	1,593
PACCAR Financial Corp.	2.500%	8/14/20	2,000	1,991
PACCAR Financial Corp.	2.050%	11/13/20	3,575	3,514
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,471

PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,304
PACCAR Financial Corp.	2.300%	8/10/22	2,200	2,136
QVC Inc.	3.125%	4/1/19	1,490	1,487
QVC Inc.	5.125%	7/2/22	3,510	3,630
QVC Inc.	4.375%	3/15/23	5,000	4,996
QVC Inc.	4.850%	4/1/24	4,300	4,350
QVC Inc.	4.450%	2/15/25	1,100	1,082
QVC Inc.	5.450%	8/15/34	400	382
QVC Inc.	5.950%	3/15/43	4,050	3,880
Ralph Lauren Corp.	2.625%	8/18/20	1,670	1,662
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	3,355	3,284
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	4,003
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	5,482
Starbucks Corp.	2.200%	11/22/20	3,725	3,674
Starbucks Corp.	2.100%	2/4/21	4,375	4,284
Starbucks Corp.	2.700%	6/15/22	4,970	4,905
Starbucks Corp.	3.100%	3/1/23	8,435	8,426
Starbucks Corp.	3.850%	10/1/23	5,200	5,373
Starbucks Corp.	2.450%	6/15/26	2,925	2,727
Starbucks Corp.	3.500%	3/1/28	5,425	5,401
Starbucks Corp.	4.300%	6/15/45	1,250	1,308
Starbucks Corp.	3.750%	12/1/47	5,500	5,290
Tapestry Inc.	3.000%	7/15/22	2,800	2,703
Tapestry Inc.	4.250%	4/1/25	3,746	3,723
Tapestry Inc.	4.125%	7/15/27	5,545	5,424
Target Corp.	2.300%	6/26/19	8,350	8,329
Target Corp.	3.875%	7/15/20	5,630	5,766
Target Corp.	2.900%	1/15/22	9,180	9,182
Target Corp.	3.500%	7/1/24	7,450	7,528
Target Corp.	2.500%	4/15/26	8,465	7,835
Target Corp.	6.350%	11/1/32	1,680	2,110
Target Corp.	6.500%	10/15/37	4,158	5,467
Target Corp.	7.000%	1/15/38	3,725	5,114
Target Corp.	4.000%	7/1/42	12,000	11,643
Target Corp.	3.625%	4/15/46	5,765	5,226
Target Corp.	3.900%	11/15/47	12,000	11,383
TJX Cos. Inc.	2.750%	6/15/21	11,350	11,297
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,628
TJX Cos. Inc.	2.250%	9/15/26	10,275	9,242
Toyota Motor Credit Corp.	1.400%	5/20/19	10,000	9,862
Toyota Motor Credit Corp.	2.125%	7/18/19	5,200	5,165
Toyota Motor Credit Corp.	1.550%	10/18/19	4,250	4,181
Toyota Motor Credit Corp.	2.200%	1/10/20	8,300	8,250
Toyota Motor Credit Corp.	2.150%	3/12/20	19,850	19,602
Toyota Motor Credit Corp.	1.950%	4/17/20	5,165	5,079
Toyota Motor Credit Corp.	4.500%	6/17/20	5,593	5,798
Toyota Motor Credit Corp.	4.250%	1/11/21	2,200	2,277
Toyota Motor Credit Corp.	1.900%	4/8/21	11,090	10,769
Toyota Motor Credit Corp.	2.750%	5/17/21	4,250	4,226
Toyota Motor Credit Corp.	3.400%	9/15/21	4,070	4,125
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,186
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,743
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,056
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	11,629
Toyota Motor Credit Corp.	2.625%	1/10/23	6,725	6,573
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	3,867
Toyota Motor Credit Corp.	2.250%	10/18/23	7,050	6,696

Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,496
Toyota Motor Credit Corp.	3.200%	1/11/27	8,450	8,295
Toyota Motor Credit Corp.	3.050%	1/11/28	3,500	3,381
VF Corp.	3.500%	9/1/21	8,035	8,182
VF Corp.	6.450%	11/1/37	4,475	5,625
Visa Inc.	2.200%	12/14/20	27,360	27,012
Visa Inc.	2.150%	9/15/22	8,000	7,698
Visa Inc.	2.800%	12/14/22	16,735	16,492
Visa Inc.	3.150%	12/14/25	38,700	37,938
Visa Inc.	2.750%	9/15/27	9,650	9,092
Visa Inc.	4.150%	12/14/35	14,470	15,356
Visa Inc.	4.300%	12/14/45	25,415	26,921
Visa Inc.	3.650%	9/15/47	5,000	4,846
Walgreen Co.	3.100%	9/15/22	7,185	7,029
Walgreen Co.	4.400%	9/15/42	5,100	4,760
Walgreens Boots Alliance Inc.	2.700%	11/18/19	8,800	8,789
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,300	6,272
Walgreens Boots Alliance Inc.	3.800%	11/18/24	20,200	19,916
Walgreens Boots Alliance Inc.	3.450%	6/1/26	19,250	18,243
Walgreens Boots Alliance Inc.	4.500%	11/18/34	4,615	4,535
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,880	11,687
Walgreens Boots Alliance Inc.	4.650%	6/1/46	8,810	8,515
Walmart Inc.	1.750%	10/9/19	12,538	12,429
Walmart Inc.	3.250%	10/25/20	10,595	10,760
Walmart Inc.	1.900%	12/15/20	41,340	40,477
Walmart Inc.	2.350%	12/15/22	15,590	15,172
Walmart Inc.	2.550%	4/11/23	12,735	12,444
Walmart Inc.	3.300%	4/22/24	16,150	16,164
Walmart Inc.	2.650%	12/15/24	14,800	14,239
Walmart Inc.	5.875%	4/5/27	8,160	9,671
Walmart Inc.	7.550%	2/15/30	3,896	5,416
Walmart Inc.	5.250%	9/1/35	11,690	14,102
Walmart Inc.	6.200%	4/15/38	14,680	19,591
Walmart Inc.	5.625%	4/1/40	7,960	10,072
Walmart Inc.	4.875%	7/8/40	7,145	8,245
Walmart Inc.	5.000%	10/25/40	4,105	4,820
Walmart Inc.	5.625%	4/15/41	7,560	9,584
Walmart Inc.	4.000%	4/11/43	8,085	8,305
Walmart Inc.	4.300%	4/22/44	5,250	5,646
Walmart Inc.	3.625%	12/15/47	11,790	11,404
Western Union Co.	5.253%	4/1/20	125	130
Western Union Co.	3.600%	3/15/22	4,550	4,541
Western Union Co.	6.200%	11/17/36	5,350	5,518
Western Union Co.	6.200%	6/21/40	1,580	1,644
Wyndham Worldwide Corp.	4.250%	3/1/22	9,990	9,967
Wyndham Worldwide Corp.	5.100%	10/1/25	2,500	2,583
Wyndham Worldwide Corp.	4.500%	4/1/27	1,500	1,480

Consumer Noncyclical (4.5%)
Abbott Laboratories	2.350%	11/22/19	17,060	16,979
Abbott Laboratories	2.000%	3/15/20	12,375	12,148
Abbott Laboratories	4.125%	5/27/20	2,700	2,765
Abbott Laboratories	2.800%	9/15/20	4,700	4,678
Abbott Laboratories	2.900%	11/30/21	27,000	26,702
Abbott Laboratories	2.550%	3/15/22	5,725	5,564
Abbott Laboratories	3.250%	4/15/23	5,925	5,870
Abbott Laboratories	3.400%	11/30/23	25,100	24,903

Abbott Laboratories	2.950%	3/15/25	1,600	1,530
Abbott Laboratories	3.875%	9/15/25	2,625	2,651
Abbott Laboratories	3.750%	11/30/26	31,950	31,684
Abbott Laboratories	4.750%	11/30/36	15,760	16,937
Abbott Laboratories	6.150%	11/30/37	4,005	4,861
Abbott Laboratories	6.000%	4/1/39	350	425
Abbott Laboratories	5.300%	5/27/40	1,851	2,097
Abbott Laboratories	4.750%	4/15/43	6,125	6,506
Abbott Laboratories	4.900%	11/30/46	32,570	35,602
AbbVie Inc.	2.500%	5/14/20	30,670	30,298
AbbVie Inc.	2.300%	5/14/21	16,550	16,125
AbbVie Inc.	2.900%	11/6/22	26,507	25,866
AbbVie Inc.	3.200%	11/6/22	13,666	13,502
AbbVie Inc.	2.850%	5/14/23	11,125	10,741
AbbVie Inc.	3.600%	5/14/25	31,135	30,666
AbbVie Inc.	3.200%	5/14/26	16,765	15,929
AbbVie Inc.	4.500%	5/14/35	18,445	18,844
AbbVie Inc.	4.300%	5/14/36	9,925	9,888
AbbVie Inc.	4.400%	11/6/42	23,138	22,763
AbbVie Inc.	4.700%	5/14/45	23,628	24,290
AbbVie Inc.	4.450%	5/14/46	19,225	19,073
Actavis Inc.	3.250%	10/1/22	12,864	12,583
Actavis Inc.	4.625%	10/1/42	1,800	1,735
Agilent Technologies Inc.	5.000%	7/15/20	4,600	4,791
Agilent Technologies Inc.	3.200%	10/1/22	6,015	5,957
Agilent Technologies Inc.	3.875%	7/15/23	3,800	3,858
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,268
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,314
AHS Hospital Corp.	5.024%	7/1/45	3,300	3,786
Allergan Funding SCS	2.450%	6/15/19	10,720	10,640
Allergan Funding SCS	3.000%	3/12/20	40,850	40,612
Allergan Funding SCS	3.450%	3/15/22	16,700	16,558
Allergan Funding SCS	3.850%	6/15/24	11,325	11,190
Allergan Funding SCS	3.800%	3/15/25	40,073	39,332
Allergan Funding SCS	4.550%	3/15/35	22,095	21,533
Allergan Funding SCS	4.850%	6/15/44	17,101	16,816
Allergan Funding SCS	4.750%	3/15/45	9,884	9,671
Allergan Inc.	3.375%	9/15/20	4,975	4,977
Allergan Inc.	2.800%	3/15/23	500	475
Altria Group Inc.	9.250%	8/6/19	401	436
Altria Group Inc.	2.625%	1/14/20	16,498	16,403
Altria Group Inc.	4.750%	5/5/21	15,395	16,077
Altria Group Inc.	2.850%	8/9/22	9,550	9,341
Altria Group Inc.	2.950%	5/2/23	3,175	3,098
Altria Group Inc.	4.000%	1/31/24	11,900	12,163
Altria Group Inc.	2.625%	9/16/26	1,750	1,610
Altria Group Inc.	4.250%	8/9/42	9,166	8,975
Altria Group Inc.	4.500%	5/2/43	6,709	6,760
Altria Group Inc.	5.375%	1/31/44	12,738	14,599
Altria Group Inc.	3.875%	9/16/46	15,650	14,516
AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,587
AmerisourceBergen Corp.	3.400%	5/15/24	4,475	4,401
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,473
AmerisourceBergen Corp.	3.450%	12/15/27	6,125	5,826
AmerisourceBergen Corp.	4.250%	3/1/45	2,625	2,442
AmerisourceBergen Corp.	4.300%	12/15/47	6,675	6,270
Amgen Inc.	1.900%	5/10/19	9,700	9,635

Amgen Inc.	2.200%	5/22/19	10,470	10,411
Amgen Inc.	2.125%	5/1/20	9,095	8,938
Amgen Inc.	2.200%	5/11/20	12,235	12,040
Amgen Inc.	3.450%	10/1/20	2,775	2,802
Amgen Inc.	4.100%	6/15/21	7,515	7,730
Amgen Inc.	1.850%	8/19/21	6,725	6,438
Amgen Inc.	3.875%	11/15/21	6,320	6,466
Amgen Inc.	2.700%	5/1/22	3,675	3,588
Amgen Inc.	2.650%	5/11/22	4,050	3,943
Amgen Inc.	3.625%	5/15/22	11,075	11,198
Amgen Inc.	2.250%	8/19/23	7,100	6,700
Amgen Inc.	3.625%	5/22/24	15,429	15,472
Amgen Inc.	3.125%	5/1/25	3,100	2,989
Amgen Inc.	2.600%	8/19/26	9,950	9,077
Amgen Inc.	3.200%	11/2/27	8,355	7,915
Amgen Inc.	6.400%	2/1/39	100	124
Amgen Inc.	4.950%	10/1/41	4,075	4,389
Amgen Inc.	5.150%	11/15/41	4,900	5,407
Amgen Inc.	4.400%	5/1/45	20,100	20,038
Amgen Inc.	4.563%	6/15/48	15,377	15,639
Amgen Inc.	4.663%	6/15/51	31,543	32,480
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	57,910	57,439
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	32,511	31,624
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,825	56,864
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	8,900	9,005
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	98,967	97,944
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	53,911	56,991
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	11,925	11,244
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	9,986	10,253
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	97,765	105,260
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	10,525	11,199
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	26,865	28,141
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	7,375	7,682
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	2,200	2,280
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	7,425	7,565
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	27,251	26,446
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	5,275	5,304
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	6,000	6,067
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,600	12,829
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	8,998
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	15,449
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	14,482	13,207
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	21,000	21,662
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	14,335	14,429
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,650	4,752
Archer-Daniels-Midland Co.	4.479%	3/1/21	587	609
Archer-Daniels-Midland Co.	2.500%	8/11/26	10,050	9,256
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	631
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,345	2,715
Archer-Daniels-Midland Co.	4.535%	3/26/42	3,600	3,776
Archer-Daniels-Midland Co.	4.016%	4/16/43	6,141	6,023
Archer-Daniels-Midland Co.	3.750%	9/15/47	6,500	6,082
Ascension Health	3.945%	11/15/46	8,010	8,072
4 Ascension Health	4.847%	11/15/53	1,875	2,163
AstraZeneca plc	1.950%	9/18/19	5,900	5,837
AstraZeneca plc	2.375%	11/16/20	12,725	12,543
AstraZeneca plc	2.375%	6/12/22	7,875	7,612

AstraZeneca plc	3.375%	11/16/25	16,743	16,457
AstraZeneca plc	3.125%	6/12/27	5,100	4,887
AstraZeneca plc	6.450%	9/15/37	14,770	19,122
AstraZeneca plc	4.000%	9/18/42	11,675	11,243
AstraZeneca plc	4.375%	11/16/45	12,300	12,418
9 BAT Capital Corp.	2.297%	8/14/20	23,700	23,300
9 BAT Capital Corp.	2.764%	8/15/22	23,725	22,954
9 BAT Capital Corp.	3.222%	8/15/24	19,700	18,943
9 BAT Capital Corp.	3.557%	8/15/27	28,000	26,784
9 BAT Capital Corp.	4.390%	8/15/37	22,400	22,176
9 BAT Capital Corp.	4.540%	8/15/47	22,550	22,246
Baxalta Inc.	2.875%	6/23/20	5,475	5,436
Baxalta Inc.	3.600%	6/23/22	3,950	3,943
Baxalta Inc.	4.000%	6/23/25	14,000	13,988
Baxalta Inc.	5.250%	6/23/45	9,430	10,299
Baxter International Inc.	1.700%	8/15/21	4,425	4,228
Baxter International Inc.	2.600%	8/15/26	1,925	1,751
Baxter International Inc.	3.500%	8/15/46	3,675	3,196
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	4,230	4,348
Beam Suntory Inc.	3.250%	5/15/22	600	596
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,370
Becton Dickinson & Co.	2.133%	6/6/19	9,000	8,905
Becton Dickinson & Co.	2.675%	12/15/19	8,686	8,637
Becton Dickinson & Co.	2.404%	6/5/20	7,425	7,283
Becton Dickinson & Co.	3.250%	11/12/20	5,400	5,388
9 Becton Dickinson & Co.	4.400%	1/15/21	2,220	2,266
Becton Dickinson & Co.	3.125%	11/8/21	9,235	9,085
Becton Dickinson & Co.	2.894%	6/6/22	14,425	13,993
Becton Dickinson & Co.	3.300%	3/1/23	3,750	3,659
Becton Dickinson & Co.	3.363%	6/6/24	8,100	7,792
Becton Dickinson & Co.	3.734%	12/15/24	11,003	10,792
Becton Dickinson & Co.	3.700%	6/6/27	20,600	19,877
Becton Dickinson & Co.	5.000%	11/12/40	5,847	6,115
Becton Dickinson & Co.	4.875%	5/15/44	1,150	1,136
Becton Dickinson & Co.	4.685%	12/15/44	10,600	10,608
Becton Dickinson & Co.	4.669%	6/6/47	8,550	8,603
9 Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,623
Bio-Rad Laboratories Inc.	4.875%	12/15/20	2,500	2,598
Biogen Inc.	2.900%	9/15/20	17,941	17,850
Biogen Inc.	3.625%	9/15/22	13,891	14,022
Biogen Inc.	4.050%	9/15/25	8,995	9,196
Biogen Inc.	5.200%	9/15/45	15,105	16,486
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	1,500	1,550
Boston Scientific Corp.	6.000%	1/15/20	3,720	3,907
Boston Scientific Corp.	2.850%	5/15/20	500	498
Boston Scientific Corp.	3.375%	5/15/22	2,975	2,966
Boston Scientific Corp.	4.125%	10/1/23	2,775	2,847
Boston Scientific Corp.	3.850%	5/15/25	5,550	5,562
Boston Scientific Corp.	4.000%	3/1/28	8,400	8,418
Boston Scientific Corp.	7.000%	11/15/35	4,625	5,819
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,553
Bristol-Myers Squibb Co.	2.000%	8/1/22	12,675	12,162
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	119
Bristol-Myers Squibb Co.	3.250%	11/1/23	1,750	1,758
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,615	4,153
Bristol-Myers Squibb Co.	4.500%	3/1/44	4,108	4,501

Brown-Forman Corp.	3.500%	4/15/25	3,250	3,263
Brown-Forman Corp.	4.500%	7/15/45	4,070	4,343
Bunge Ltd. Finance Corp.	8.500%	6/15/19	4,315	4,590
Bunge Ltd. Finance Corp.	3.500%	11/24/20	2,600	2,615
Bunge Ltd. Finance Corp.	3.000%	9/25/22	4,768	4,610
Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,140	3,847
Bunge Ltd. Finance Corp.	3.750%	9/25/27	5,750	5,552
Campbell Soup Co.	3.300%	3/15/21	6,000	6,035
Campbell Soup Co.	2.500%	8/2/22	1,850	1,774
Campbell Soup Co.	3.650%	3/15/23	20,000	20,005
Campbell Soup Co.	3.950%	3/15/25	12,385	12,315
Campbell Soup Co.	3.300%	3/19/25	1,900	1,814
Campbell Soup Co.	4.150%	3/15/28	12,000	11,910
Campbell Soup Co.	3.800%	8/2/42	2,700	2,332
Campbell Soup Co.	4.800%	3/15/48	12,200	12,201
Cardinal Health Inc.	1.948%	6/14/19	5,925	5,870
Cardinal Health Inc.	4.625%	12/15/20	5,135	5,318
Cardinal Health Inc.	2.616%	6/15/22	9,000	8,656
Cardinal Health Inc.	3.200%	6/15/22	2,070	2,042
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,359
Cardinal Health Inc.	3.079%	6/15/24	4,700	4,486
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,715
Cardinal Health Inc.	3.410%	6/15/27	10,215	9,631
Cardinal Health Inc.	4.600%	3/15/43	3,375	3,282
Cardinal Health Inc.	4.500%	11/15/44	2,525	2,416
Cardinal Health Inc.	4.900%	9/15/45	3,230	3,299
Cardinal Health Inc.	4.368%	6/15/47	5,150	4,849
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	3,225	3,134
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	6,900	6,382
Celgene Corp.	2.250%	5/15/19	3,975	3,956
Celgene Corp.	2.875%	8/15/20	12,475	12,418
Celgene Corp.	3.950%	10/15/20	10,310	10,495
Celgene Corp.	2.875%	2/19/21	6,175	6,132
Celgene Corp.	2.250%	8/15/21	3,450	3,335
Celgene Corp.	3.250%	8/15/22	8,450	8,330
Celgene Corp.	3.550%	8/15/22	3,985	3,973
Celgene Corp.	2.750%	2/15/23	5,400	5,182
Celgene Corp.	3.250%	2/20/23	5,650	5,551
Celgene Corp.	4.000%	8/15/23	3,550	3,601
Celgene Corp.	3.625%	5/15/24	15,900	15,677
Celgene Corp.	3.875%	8/15/25	24,850	24,600
Celgene Corp.	3.450%	11/15/27	3,885	3,679
Celgene Corp.	3.900%	2/20/28	12,575	12,358
Celgene Corp.	5.700%	10/15/40	2,792	3,115
Celgene Corp.	5.250%	8/15/43	4,330	4,667
Celgene Corp.	4.625%	5/15/44	5,750	5,694
Celgene Corp.	5.000%	8/15/45	16,865	17,587
Celgene Corp.	4.350%	11/15/47	10,700	10,121
Celgene Corp.	4.550%	2/20/48	13,075	12,783
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	1,050	1,111
Church & Dwight Co. Inc.	2.450%	12/15/19	2,590	2,585
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,450
Church & Dwight Co. Inc.	3.150%	8/1/27	3,200	3,015
Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	2,974
City of Hope	5.623%	11/15/43	2,000	2,488
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	3,215	3,475
Clorox Co.	3.800%	11/15/21	1,288	1,319

Clorox Co.	3.050%	9/15/22	4,675	4,643
Clorox Co.	3.500%	12/15/24	3,850	3,858
Clorox Co.	3.100%	10/1/27	3,025	2,922
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	8,117	8,067
Coca-Cola Co.	1.375%	5/30/19	3,300	3,264
Coca-Cola Co.	1.875%	10/27/20	10,715	10,509
Coca-Cola Co.	2.450%	11/1/20	15,250	15,161
Coca-Cola Co.	3.150%	11/15/20	1,100	1,110
Coca-Cola Co.	1.550%	9/1/21	8,750	8,393
Coca-Cola Co.	3.300%	9/1/21	4,780	4,851
Coca-Cola Co.	2.200%	5/25/22	3,750	3,639
Coca-Cola Co.	2.500%	4/1/23	3,550	3,468
Coca-Cola Co.	3.200%	11/1/23	9,575	9,622
Coca-Cola Co.	2.875%	10/27/25	10,650	10,347
Coca-Cola Co.	2.550%	6/1/26	7,825	7,395
Coca-Cola Co.	2.250%	9/1/26	7,975	7,335
Coca-Cola Co.	2.900%	5/25/27	5,975	5,772
Coca-Cola Enterprises Inc.	3.500%	9/15/20	4,250	4,300
Coca-Cola Enterprises Inc.	4.500%	9/1/21	1,675	1,733
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,925	1,984
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	6,480	6,645
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	8,991
Colgate-Palmolive Co.	2.450%	11/15/21	2,680	2,648
Colgate-Palmolive Co.	2.300%	5/3/22	8,311	8,116
Colgate-Palmolive Co.	2.250%	11/15/22	6,525	6,361
Colgate-Palmolive Co.	1.950%	2/1/23	6,800	6,448
Colgate-Palmolive Co.	2.100%	5/1/23	1,450	1,380
Colgate-Palmolive Co.	3.250%	3/15/24	4,200	4,208
Colgate-Palmolive Co.	4.000%	8/15/45	4,720	4,728
Colgate-Palmolive Co.	3.700%	8/1/47	5,500	5,235
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,271
Conagra Brands Inc.	3.200%	1/25/23	6,011	5,954
Conagra Brands Inc.	7.000%	10/1/28	450	534
Conagra Brands Inc.	8.250%	9/15/30	3,825	5,127
Constellation Brands Inc.	2.000%	11/7/19	4,000	3,955
Constellation Brands Inc.	3.875%	11/15/19	11,500	11,696
Constellation Brands Inc.	2.250%	11/6/20	6,225	6,096
Constellation Brands Inc.	3.750%	5/1/21	4,261	4,321
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,396
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,594
Constellation Brands Inc.	3.200%	2/15/23	5,900	5,787
Constellation Brands Inc.	4.250%	5/1/23	10,500	10,768
Constellation Brands Inc.	4.750%	11/15/24	8,571	9,031
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,839
Constellation Brands Inc.	3.700%	12/6/26	5,550	5,439
Constellation Brands Inc.	3.500%	5/9/27	1,875	1,802
Constellation Brands Inc.	3.600%	2/15/28	10,125	9,762
Constellation Brands Inc.	4.500%	5/9/47	3,875	3,850
Constellation Brands Inc.	4.100%	2/15/48	6,850	6,360
Covidien International Finance SA	4.200%	6/15/20	3,675	3,777
Covidien International Finance SA	3.200%	6/15/22	5,869	5,880
CVS Health Corp.	2.250%	8/12/19	3,940	3,903
CVS Health Corp.	3.125%	3/9/20	29,000	29,053
CVS Health Corp.	2.800%	7/20/20	14,775	14,670
CVS Health Corp.	3.350%	3/9/21	26,875	26,956
CVS Health Corp.	2.125%	6/1/21	10,470	10,094
CVS Health Corp.	3.500%	7/20/22	12,645	12,603

CVS Health Corp.	2.750%	12/1/22	8,490	8,160
CVS Health Corp.	4.750%	12/1/22	9,000	9,376
CVS Health Corp.	3.700%	3/9/23	33,265	33,438
CVS Health Corp.	4.000%	12/5/23	6,780	6,844
CVS Health Corp.	3.375%	8/12/24	6,090	5,903
CVS Health Corp.	4.100%	3/25/25	39,165	39,439
CVS Health Corp.	3.875%	7/20/25	24,873	24,609
CVS Health Corp.	2.875%	6/1/26	22,425	20,633
CVS Health Corp.	4.300%	3/25/28	77,850	78,328
CVS Health Corp.	4.875%	7/20/35	75	78
CVS Health Corp.	4.780%	3/25/38	23,000	23,191
CVS Health Corp.	6.125%	9/15/39	2,950	3,467
CVS Health Corp.	5.300%	12/5/43	7,350	7,944
CVS Health Corp.	5.125%	7/20/45	31,110	32,983
CVS Health Corp.	5.050%	3/25/48	75,175	78,820
Danaher Corp.	2.400%	9/15/20	3,350	3,324
Danaher Corp.	3.350%	9/15/25	3,725	3,746
Danaher Corp.	4.375%	9/15/45	4,150	4,466
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,153
Delhaize America LLC	9.000%	4/15/31	1,930	2,680
Diageo Capital plc	4.828%	7/15/20	4,050	4,224
Diageo Capital plc	2.625%	4/29/23	11,470	11,119
Diageo Capital plc	5.875%	9/30/36	500	630
Diageo Capital plc	3.875%	4/29/43	5,569	5,534
Diageo Investment Corp.	2.875%	5/11/22	9,785	9,655
Diageo Investment Corp.	7.450%	4/15/35	1,150	1,654
Diageo Investment Corp.	4.250%	5/11/42	5,237	5,526
Dignity Health California GO	2.637%	11/1/19	2,250	2,239
Dignity Health California GO	3.125%	11/1/22	950	940
Dignity Health California GO	3.812%	11/1/24	5,150	5,161
Dignity Health California GO	4.500%	11/1/42	6,000	5,784
Dignity Health California GO	5.267%	11/1/64	1,075	1,111
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	3,475	3,406
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	2,725	2,614
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	4,350	4,212
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	3,650	3,481
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	3,500	3,101
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	3,075	2,899
9 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	1,225	1,155
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	305	403
9 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	4,750	4,576
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	3,000	2,810
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,353
Eli Lilly & Co.	2.350%	5/15/22	1,500	1,462
Eli Lilly & Co.	2.750%	6/1/25	6,275	6,063
Eli Lilly & Co.	3.100%	5/15/27	5,500	5,357
Eli Lilly & Co.	5.550%	3/15/37	3,210	3,949
Eli Lilly & Co.	3.700%	3/1/45	7,400	7,215
Eli Lilly & Co.	3.950%	5/15/47	2,730	2,773
Estee Lauder Cos. Inc.	1.800%	2/7/20	7,625	7,504
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,925	2,819
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,197
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,104
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,125	4,387
Estee Lauder Cos. Inc.	4.150%	3/15/47	7,025	7,304
Express Scripts Holding Co.	2.600%	11/30/20	5,000	4,916
Express Scripts Holding Co.	3.300%	2/25/21	3,750	3,743

Express Scripts Holding Co.	4.750%	11/15/21	9,992	10,409
Express Scripts Holding Co.	3.900%	2/15/22	12,956	13,107
Express Scripts Holding Co.	3.050%	11/30/22	5,000	4,903
Express Scripts Holding Co.	3.000%	7/15/23	14,125	13,533
Express Scripts Holding Co.	3.500%	6/15/24	15,130	14,707
Express Scripts Holding Co.	4.500%	2/25/26	14,750	15,041
Express Scripts Holding Co.	3.400%	3/1/27	16,440	15,455
Express Scripts Holding Co.	6.125%	11/15/41	3,634	4,264
Express Scripts Holding Co.	4.800%	7/15/46	19,175	19,504
Flowers Foods Inc.	4.375%	4/1/22	4,725	4,870
Flowers Foods Inc.	3.500%	10/1/26	1,950	1,868
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	577
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,200	3,259
Genentech Inc.	5.250%	7/15/35	600	704
General Mills Inc.	2.200%	10/21/19	11,700	11,583
General Mills Inc.	3.150%	12/15/21	7,875	7,798
General Mills Inc.	2.600%	10/12/22	4,550	4,372
General Mills Inc.	3.650%	2/15/24	825	824
General Mills Inc.	3.200%	2/10/27	4,675	4,331
General Mills Inc.	5.400%	6/15/40	3,500	3,866
General Mills Inc.	4.150%	2/15/43	1,500	1,382
Gilead Sciences Inc.	2.050%	4/1/19	7,905	7,873
Gilead Sciences Inc.	2.350%	2/1/20	4,025	3,991
Gilead Sciences Inc.	2.550%	9/1/20	19,503	19,342
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,793
Gilead Sciences Inc.	4.400%	12/1/21	17,764	18,487
Gilead Sciences Inc.	1.950%	3/1/22	4,375	4,186
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,641
Gilead Sciences Inc.	2.500%	9/1/23	10,875	10,476
Gilead Sciences Inc.	3.700%	4/1/24	22,500	22,798
Gilead Sciences Inc.	3.500%	2/1/25	8,910	8,897
Gilead Sciences Inc.	3.650%	3/1/26	21,196	21,277
Gilead Sciences Inc.	2.950%	3/1/27	10,650	10,077
Gilead Sciences Inc.	4.600%	9/1/35	7,875	8,382
Gilead Sciences Inc.	4.000%	9/1/36	5,900	5,839
Gilead Sciences Inc.	5.650%	12/1/41	5,460	6,493
Gilead Sciences Inc.	4.800%	4/1/44	15,400	16,599
Gilead Sciences Inc.	4.500%	2/1/45	14,400	14,879
Gilead Sciences Inc.	4.750%	3/1/46	19,820	21,296
Gilead Sciences Inc.	4.150%	3/1/47	18,425	18,121
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	4,847
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	875	1,004
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	24,360	32,001
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,225	4,353
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,450	10,337
Hackensack Meridian Health	4.500%	7/1/57	2,100	2,264
Hasbro Inc.	3.150%	5/15/21	3,200	3,202
Hasbro Inc.	6.350%	3/15/40	2,700	3,109
Hasbro Inc.	5.100%	5/15/44	4,513	4,312
Hershey Co.	4.125%	12/1/20	2,195	2,262
Hershey Co.	2.625%	5/1/23	2,750	2,696
Hershey Co.	3.200%	8/21/25	1,695	1,667
Hershey Co.	2.300%	8/15/26	4,075	3,714
Hillshire Brands Co.	4.100%	9/15/20	2,100	2,143
Ingredion Inc.	4.625%	11/1/20	890	923
Ingredion Inc.	3.200%	10/1/26	4,000	3,790
JM Smucker Co.	2.200%	12/6/19	2,000	1,985

JM Smucker Co.	2.500%	3/15/20	7,414	7,342
JM Smucker Co.	3.500%	10/15/21	7,245	7,302
JM Smucker Co.	3.000%	3/15/22	2,605	2,577
JM Smucker Co.	3.500%	3/15/25	6,950	6,843
JM Smucker Co.	3.375%	12/15/27	4,125	3,931
JM Smucker Co.	4.250%	3/15/35	2,600	2,591
JM Smucker Co.	4.375%	3/15/45	6,400	6,296
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,125	3,092
Johnson & Johnson	1.875%	12/5/19	3,500	3,469
Johnson & Johnson	2.950%	9/1/20	9,250	9,313
Johnson & Johnson	1.950%	11/10/20	3,575	3,519
Johnson & Johnson	1.650%	3/1/21	10,550	10,265
Johnson & Johnson	3.550%	5/15/21	2,325	2,384
Johnson & Johnson	2.450%	12/5/21	5,000	4,941
Johnson & Johnson	2.250%	3/3/22	9,725	9,523
Johnson & Johnson	2.050%	3/1/23	9,369	9,014
Johnson & Johnson	6.730%	11/15/23	1,203	1,430
Johnson & Johnson	3.375%	12/5/23	6,875	7,011
Johnson & Johnson	2.625%	1/15/25	6,375	6,148
Johnson & Johnson	2.450%	3/1/26	15,700	14,816
Johnson & Johnson	2.950%	3/3/27	10,250	9,957
Johnson & Johnson	2.900%	1/15/28	11,580	11,079
Johnson & Johnson	6.950%	9/1/29	1,700	2,278
Johnson & Johnson	4.950%	5/15/33	4,600	5,311
Johnson & Johnson	4.375%	12/5/33	12,104	13,214
Johnson & Johnson	3.550%	3/1/36	6,225	6,144
Johnson & Johnson	3.625%	3/3/37	12,625	12,514
Johnson & Johnson	5.950%	8/15/37	3,489	4,528
Johnson & Johnson	3.400%	1/15/38	8,175	7,866
Johnson & Johnson	5.850%	7/15/38	3,797	4,872
Johnson & Johnson	4.500%	9/1/40	3,125	3,418
Johnson & Johnson	4.850%	5/15/41	200	230
Johnson & Johnson	4.500%	12/5/43	7,400	8,193
Johnson & Johnson	3.700%	3/1/46	17,825	17,703
Johnson & Johnson	3.750%	3/3/47	13,631	13,536
Johnson & Johnson	3.500%	1/15/48	7,500	7,113
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,866
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	4,740
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,029
Kaiser Foundation Hospitals	4.150%	5/1/47	11,075	11,418
Kellogg Co.	4.150%	11/15/19	300	306
Kellogg Co.	4.000%	12/15/20	8,805	9,019
Kellogg Co.	2.650%	12/1/23	7,100	6,777
Kellogg Co.	3.250%	4/1/26	5,025	4,775
Kellogg Co.	3.400%	11/15/27	8,475	8,083
Kellogg Co.	7.450%	4/1/31	867	1,121
Kellogg Co.	4.500%	4/1/46	9,000	8,888
Kimberly-Clark Corp.	1.850%	3/1/20	2,400	2,359
Kimberly-Clark Corp.	3.625%	8/1/20	3,150	3,203
Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,108
Kimberly-Clark Corp.	2.400%	3/1/22	4,825	4,701
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,539
Kimberly-Clark Corp.	3.050%	8/15/25	3,100	3,029
Kimberly-Clark Corp.	2.750%	2/15/26	2,575	2,453
Kimberly-Clark Corp.	6.625%	8/1/37	300	405
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	9,810
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	1,908

Kimberly-Clark Corp.	3.200%	7/30/46	4,950	4,328
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,346	2,675
Koninklijke Philips NV	3.750%	3/15/22	9,350	9,560
Koninklijke Philips NV	6.875%	3/11/38	3,100	4,134
Koninklijke Philips NV	5.000%	3/15/42	5,825	6,454
Kraft Foods Group Inc.	5.375%	2/10/20	2,539	2,641
Kraft Foods Group Inc.	3.500%	6/6/22	7,175	7,160
Kraft Foods Group Inc.	6.875%	1/26/39	7,950	9,758
Kraft Foods Group Inc.	6.500%	2/9/40	7,900	9,347
Kraft Foods Group Inc.	5.000%	6/4/42	17,758	17,610
Kraft Heinz Foods Co.	2.800%	7/2/20	12,450	12,362
Kraft Heinz Foods Co.	3.500%	7/15/22	8,050	8,036
Kraft Heinz Foods Co.	3.950%	7/15/25	19,395	19,293
Kraft Heinz Foods Co.	3.000%	6/1/26	19,913	18,362
Kraft Heinz Foods Co.	5.000%	7/15/35	8,455	8,753
Kraft Heinz Foods Co.	5.200%	7/15/45	16,700	16,969
Kraft Heinz Foods Co.	4.375%	6/1/46	25,450	23,168
Kroger Co.	2.950%	11/1/21	13,461	13,279
Kroger Co.	4.450%	2/1/47	11,475	10,730
Kroger Co.	4.650%	1/15/48	8,650	8,346
Laboratory Corp. of America Holdings	2.625%	2/1/20	1,500	1,488
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,525	6,487
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	556
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	562
Laboratory Corp. of America Holdings	3.250%	9/1/24	4,000	3,893
Laboratory Corp. of America Holdings	3.600%	2/1/25	6,508	6,402
Laboratory Corp. of America Holdings	3.600%	9/1/27	5,075	4,912
Laboratory Corp. of America Holdings	4.700%	2/1/45	8,000	8,037
Life Technologies Corp.	6.000%	3/1/20	3,690	3,884
Life Technologies Corp.	5.000%	1/15/21	2,175	2,263
4 Mayo Clinic	3.774%	11/15/43	5,125	5,161
4 Mayo Clinic	4.000%	11/15/47	1,875	1,866
4 Mayo Clinic	4.128%	11/15/52	1,150	1,181
McCormick & Co. Inc.	3.900%	7/15/21	875	894
McCormick & Co. Inc.	2.700%	8/15/22	5,000	4,862
McCormick & Co. Inc.	3.150%	8/15/24	6,600	6,398
McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,033
McCormick & Co. Inc.	4.200%	8/15/47	2,645	2,554
McKesson Corp.	2.700%	12/15/22	9,300	8,982
McKesson Corp.	2.850%	3/15/23	1,500	1,443
McKesson Corp.	3.796%	3/15/24	9,300	9,272
McKesson Corp.	3.950%	2/16/28	3,300	3,256
Mead Johnson Nutrition Co.	4.900%	11/1/19	2,509	2,595
Mead Johnson Nutrition Co.	3.000%	11/15/20	5,950	5,939
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,935	7,109
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,535	6,693
Mead Johnson Nutrition Co.	4.600%	6/1/44	3,535	3,650
Medco Health Solutions Inc.	4.125%	9/15/20	590	602
Medtronic Global Holdings SCA	3.350%	4/1/27	6,725	6,636
Medtronic Inc.	2.500%	3/15/20	27,942	27,775
Medtronic Inc.	4.125%	3/15/21	590	607
Medtronic Inc.	3.125%	3/15/22	17,233	17,202
Medtronic Inc.	3.150%	3/15/22	26,083	26,127
Medtronic Inc.	3.625%	3/15/24	5,000	5,067
Medtronic Inc.	3.500%	3/15/25	31,875	31,868
Medtronic Inc.	4.375%	3/15/35	29,042	30,705
Medtronic Inc.	6.500%	3/15/39	500	654

Medtronic Inc.	5.550%	3/15/40	1,725	2,057
Medtronic Inc.	4.500%	3/15/42	7,944	8,389
Medtronic Inc.	4.625%	3/15/44	4,881	5,272
Medtronic Inc.	4.625%	3/15/45	38,222	41,677
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	700	803
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	4,605	4,626
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	1,700	1,769
Merck & Co. Inc.	1.850%	2/10/20	11,900	11,755
Merck & Co. Inc.	3.875%	1/15/21	3,375	3,474
Merck & Co. Inc.	2.350%	2/10/22	9,934	9,728
Merck & Co. Inc.	2.400%	9/15/22	10,820	10,572
Merck & Co. Inc.	2.800%	5/18/23	14,125	13,923
Merck & Co. Inc.	2.750%	2/10/25	22,453	21,669
Merck & Co. Inc.	3.600%	9/15/42	7,470	7,153
Merck & Co. Inc.	4.150%	5/18/43	12,664	13,189
Merck & Co. Inc.	3.700%	2/10/45	16,109	15,681
Merck Sharp & Dohme Corp.	5.000%	6/30/19	9,845	10,151
Molson Coors Brewing Co.	1.450%	7/15/19	1,750	1,723
Molson Coors Brewing Co.	2.250%	3/15/20	4,950	4,880
Molson Coors Brewing Co.	2.100%	7/15/21	5,988	5,759
Molson Coors Brewing Co.	3.500%	5/1/22	1,050	1,055
Molson Coors Brewing Co.	3.000%	7/15/26	17,451	16,121
Molson Coors Brewing Co.	5.000%	5/1/42	6,575	6,936
Molson Coors Brewing Co.	4.200%	7/15/46	17,400	16,410
Mondelez International Inc.	6.500%	2/9/40	5,365	6,735
4 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,076
9 Mylan Inc.	3.125%	1/15/23	325	314
Mylan Inc.	4.200%	11/29/23	7,135	7,219
9 Mylan Inc.	4.550%	4/15/28	7,000	7,015
Mylan Inc.	5.400%	11/29/43	4,770	4,953
9 Mylan Inc.	5.200%	4/15/48	6,725	6,777
Mylan NV	2.500%	6/7/19	3,950	3,916
Mylan NV	3.750%	12/15/20	350	352
Mylan NV	3.150%	6/15/21	11,852	11,648
Mylan NV	3.950%	6/15/26	18,920	18,347
Mylan NV	5.250%	6/15/46	7,775	7,884
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,452
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,516
Newell Brands Inc.	2.875%	12/1/19	4,475	4,481
Newell Brands Inc.	3.150%	4/1/21	9,292	9,205
Newell Brands Inc.	3.850%	4/1/23	16,850	16,779
Newell Brands Inc.	4.000%	12/1/24	7,930	7,828
Newell Brands Inc.	3.900%	11/1/25	3,825	3,712
Newell Brands Inc.	4.200%	4/1/26	16,581	16,422
Newell Brands Inc.	5.375%	4/1/36	7,025	7,302
Newell Brands Inc.	5.500%	4/1/46	14,575	15,373
Northwell Healthcare Inc.	3.979%	11/1/46	6,925	6,573
Northwell Healthcare Inc.	4.260%	11/1/47	8,050	7,897
Novartis Capital Corp.	1.800%	2/14/20	21,125	20,845
Novartis Capital Corp.	4.400%	4/24/20	7,300	7,564
Novartis Capital Corp.	2.400%	5/17/22	23,825	23,235
Novartis Capital Corp.	2.400%	9/21/22	25,789	25,058
Novartis Capital Corp.	3.400%	5/6/24	2,528	2,541
Novartis Capital Corp.	3.000%	11/20/25	7,250	7,064

Novartis Capital Corp.	3.100%	5/17/27	10,750	10,471
Novartis Capital Corp.	3.700%	9/21/42	3,600	3,511
Novartis Capital Corp.	4.400%	5/6/44	17,886	19,664
Novartis Capital Corp.	4.000%	11/20/45	9,500	9,747
NYU Hospitals Center	4.784%	7/1/44	3,425	3,835
4 NYU Hospitals Center	4.368%	7/1/47	4,375	4,541
Ochsner Clinic Foundation	5.897%	5/15/45	275	344
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,192
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	952
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,547
PepsiCo Inc.	1.550%	5/2/19	13,000	12,893
PepsiCo Inc.	1.350%	10/4/19	9,825	9,666
PepsiCo Inc.	4.500%	1/15/20	2,800	2,888
PepsiCo Inc.	1.850%	4/30/20	10,350	10,172
PepsiCo Inc.	2.150%	10/14/20	11,625	11,457
PepsiCo Inc.	3.125%	11/1/20	5,425	5,476
PepsiCo Inc.	2.000%	4/15/21	7,000	6,830
PepsiCo Inc.	3.000%	8/25/21	12,620	12,676
PepsiCo Inc.	1.700%	10/6/21	6,125	5,883
PepsiCo Inc.	2.750%	3/5/22	17,570	17,457
PepsiCo Inc.	2.250%	5/2/22	6,000	5,832
PepsiCo Inc.	3.100%	7/17/22	3,425	3,435
PepsiCo Inc.	2.750%	3/1/23	7,775	7,664
PepsiCo Inc.	3.600%	3/1/24	1,200	1,223
PepsiCo Inc.	2.750%	4/30/25	6,850	6,583
PepsiCo Inc.	3.500%	7/17/25	3,925	3,944
PepsiCo Inc.	2.850%	2/24/26	2,000	1,915
PepsiCo Inc.	2.375%	10/6/26	12,900	11,900
PepsiCo Inc.	3.000%	10/15/27	15,900	15,256
PepsiCo Inc.	5.500%	1/15/40	8,075	9,906
PepsiCo Inc.	4.875%	11/1/40	6,625	7,535
PepsiCo Inc.	4.000%	3/5/42	7,600	7,635
PepsiCo Inc.	3.600%	8/13/42	4,100	3,877
PepsiCo Inc.	4.250%	10/22/44	3,675	3,812
PepsiCo Inc.	4.600%	7/17/45	4,760	5,182
PepsiCo Inc.	4.450%	4/14/46	10,000	10,720
PepsiCo Inc.	3.450%	10/6/46	12,775	11,751
PepsiCo Inc.	4.000%	5/2/47	7,845	7,859
PerkinElmer Inc.	5.000%	11/15/21	3,235	3,398
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,269
Perrigo Finance Unlimited Co.	3.500%	12/15/21	2,023	2,008
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,545
Perrigo Finance Unlimited Co.	4.375%	3/15/26	9,800	9,903
Perrigo Finance Unlimited Co.	4.900%	12/15/44	9,651	9,672
Pfizer Inc.	2.100%	5/15/19	10,500	10,467
Pfizer Inc.	1.450%	6/3/19	16,700	16,523
Pfizer Inc.	1.700%	12/15/19	14,500	14,318
Pfizer Inc.	1.950%	6/3/21	11,850	11,578
Pfizer Inc.	2.200%	12/15/21	4,250	4,152
Pfizer Inc.	3.000%	6/15/23	5,000	4,977
Pfizer Inc.	3.400%	5/15/24	650	654
Pfizer Inc.	2.750%	6/3/26	8,850	8,410
Pfizer Inc.	3.000%	12/15/26	23,850	23,077
Pfizer Inc.	4.000%	12/15/36	10,550	10,874
Pfizer Inc.	7.200%	3/15/39	19,540	28,107
Pfizer Inc.	4.300%	6/15/43	8,781	9,169
Pfizer Inc.	4.400%	5/15/44	8,275	8,823

Pfizer Inc.	4.125%	12/15/46	13,450	13,829
Pharmacia LLC	6.600%	12/1/28	5,048	6,362
Philip Morris International Inc.	2.000%	2/21/20	8,050	7,932
Philip Morris International Inc.	4.500%	3/26/20	375	386
Philip Morris International Inc.	1.875%	2/25/21	10,000	9,665
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,589
Philip Morris International Inc.	2.900%	11/15/21	3,500	3,462
Philip Morris International Inc.	2.625%	2/18/22	5,000	4,908
Philip Morris International Inc.	2.375%	8/17/22	5,450	5,248
Philip Morris International Inc.	2.500%	8/22/22	3,000	2,896
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,688
Philip Morris International Inc.	2.625%	3/6/23	2,970	2,863
Philip Morris International Inc.	2.125%	5/10/23	4,230	3,973
Philip Morris International Inc.	3.600%	11/15/23	7,300	7,369
Philip Morris International Inc.	3.250%	11/10/24	12,600	12,354
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,563
Philip Morris International Inc.	2.750%	2/25/26	14,575	13,698
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,307
Philip Morris International Inc.	3.125%	3/2/28	4,230	4,049
Philip Morris International Inc.	6.375%	5/16/38	5,600	7,202
Philip Morris International Inc.	4.375%	11/15/41	6,893	6,964
Philip Morris International Inc.	4.500%	3/20/42	6,290	6,472
Philip Morris International Inc.	3.875%	8/21/42	5,414	5,103
Philip Morris International Inc.	4.125%	3/4/43	5,950	5,859
Philip Morris International Inc.	4.875%	11/15/43	10,825	11,689
Philip Morris International Inc.	4.250%	11/10/44	12,760	12,730
4 Procter & Gamble - Esop	9.360%	1/1/21	696	758
Procter & Gamble Co.	1.750%	10/25/19	4,200	4,165
Procter & Gamble Co.	1.900%	11/1/19	4,350	4,317
Procter & Gamble Co.	1.900%	10/23/20	9,650	9,480
Procter & Gamble Co.	1.850%	2/2/21	3,400	3,321
Procter & Gamble Co.	1.700%	11/3/21	7,105	6,840
Procter & Gamble Co.	2.300%	2/6/22	7,164	7,015
Procter & Gamble Co.	3.100%	8/15/23	7,975	8,020
Procter & Gamble Co.	2.700%	2/2/26	5,500	5,258
Procter & Gamble Co.	2.450%	11/3/26	9,000	8,359
Procter & Gamble Co.	2.850%	8/11/27	5,800	5,549
Procter & Gamble Co.	5.550%	3/5/37	4,055	5,082
Procter & Gamble Co.	3.500%	10/25/47	5,350	5,067
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,250	1,180
4 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	3,125	2,939
4 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,500	3,440
Quest Diagnostics Inc.	2.700%	4/1/19	1,475	1,475
Quest Diagnostics Inc.	4.750%	1/30/20	2,500	2,576
Quest Diagnostics Inc.	2.500%	3/30/20	2,250	2,228
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,392
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,401
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,231
Quest Diagnostics Inc.	3.450%	6/1/26	7,400	7,112
Quest Diagnostics Inc.	5.750%	1/30/40	876	984
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,262
Reynolds American Inc.	8.125%	6/23/19	2,825	2,998
Reynolds American Inc.	6.875%	5/1/20	200	215
Reynolds American Inc.	3.250%	6/12/20	9,060	9,075

Reynolds American Inc.	4.000%	6/12/22	5,100	5,172
Reynolds American Inc.	4.850%	9/15/23	2,345	2,466
Reynolds American Inc.	4.450%	6/12/25	28,850	29,665
Reynolds American Inc.	5.700%	8/15/35	5,520	6,251
Reynolds American Inc.	7.250%	6/15/37	1,450	1,915
Reynolds American Inc.	8.125%	5/1/40	2,239	3,181
Reynolds American Inc.	7.000%	8/4/41	2,040	2,626
Reynolds American Inc.	5.850%	8/15/45	18,490	21,477
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,418
Sanofi	4.000%	3/29/21	10,365	10,641
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	47,275	46,520
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	28,000	26,962
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	31,200	29,762
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,970	24,209
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,650
Stanford Health Care	3.795%	11/15/48	5,075	5,007
Stryker Corp.	4.375%	1/15/20	700	718
Stryker Corp.	2.625%	3/15/21	12,450	12,301
Stryker Corp.	3.375%	5/15/24	9,500	9,459
Stryker Corp.	3.375%	11/1/25	6,265	6,179
Stryker Corp.	3.500%	3/15/26	8,697	8,677
Stryker Corp.	3.650%	3/7/28	3,000	3,012
Stryker Corp.	4.100%	4/1/43	350	340
Stryker Corp.	4.375%	5/15/44	2,575	2,621
Stryker Corp.	4.625%	3/15/46	7,110	7,532
Sutter Health	3.695%	8/15/28	5,000	5,009
Sutter Health	4.091%	8/15/48	4,400	4,386
Sysco Corp.	1.900%	4/1/19	3,350	3,330
Sysco Corp.	2.600%	10/1/20	6,800	6,744
Sysco Corp.	2.500%	7/15/21	1,825	1,791
Sysco Corp.	3.750%	10/1/25	4,575	4,643
Sysco Corp.	3.300%	7/15/26	8,250	7,957
Sysco Corp.	3.250%	7/15/27	14,414	13,784
Sysco Corp.	4.850%	10/1/45	2,755	2,906
Sysco Corp.	4.500%	4/1/46	5,325	5,342
Sysco Corp.	4.450%	3/15/48	4,400	4,386
4 Texas Health Resources	4.330%	11/15/55	900	908
The Kroger Co.	1.500%	9/30/19	2,100	2,056
The Kroger Co.	6.150%	1/15/20	4,150	4,374
The Kroger Co.	3.300%	1/15/21	3,100	3,113
The Kroger Co.	2.600%	2/1/21	5,200	5,103
The Kroger Co.	3.400%	4/15/22	4,102	4,083
The Kroger Co.	2.800%	8/1/22	2,650	2,578
The Kroger Co.	3.850%	8/1/23	4,750	4,811
The Kroger Co.	4.000%	2/1/24	2,143	2,171
The Kroger Co.	3.500%	2/1/26	1,600	1,539
The Kroger Co.	2.650%	10/15/26	6,580	5,924
The Kroger Co.	3.700%	8/1/27	2,750	2,665
The Kroger Co.	7.700%	6/1/29	5,225	6,449
The Kroger Co.	8.000%	9/15/29	6,375	8,134
The Kroger Co.	7.500%	4/1/31	1,125	1,428
The Kroger Co.	6.900%	4/15/38	3,552	4,423
The Kroger Co.	5.400%	7/15/40	50	53
The Kroger Co.	5.000%	4/15/42	850	860
The Kroger Co.	5.150%	8/1/43	1,000	1,025
The Kroger Co.	3.875%	10/15/46	3,575	3,062
The Pepsi Bottling Group Inc.	7.000%	3/1/29	4,975	6,514

Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	544
Thermo Fisher Scientific Inc.	4.500%	3/1/21	7,950	8,262
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,225	7,302
Thermo Fisher Scientific Inc.	3.300%	2/15/22	6,845	6,824
Thermo Fisher Scientific Inc.	3.150%	1/15/23	3,950	3,885
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,500	8,273
Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,275	1,309
Thermo Fisher Scientific Inc.	3.650%	12/15/25	7,975	7,925
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,270	8,645
Thermo Fisher Scientific Inc.	3.200%	8/15/27	10,425	9,870
Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,300	5,979
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,450	4,324
Trinity Health Corp.	4.125%	12/1/45	5,020	5,077
Tupperware Brands Corp.	4.750%	6/1/21	3,870	3,972
Tyson Foods Inc.	2.650%	8/15/19	7,225	7,222
Tyson Foods Inc.	2.250%	8/23/21	1,350	1,300
Tyson Foods Inc.	4.500%	6/15/22	13,350	13,844
Tyson Foods Inc.	3.950%	8/15/24	12,973	13,064
Tyson Foods Inc.	3.550%	6/2/27	10,900	10,483
Tyson Foods Inc.	4.875%	8/15/34	7,280	7,742
Tyson Foods Inc.	5.150%	8/15/44	3,652	3,963
Tyson Foods Inc.	4.550%	6/2/47	6,225	6,225
Unilever Capital Corp.	2.100%	7/30/20	1,545	1,526
Unilever Capital Corp.	4.250%	2/10/21	10,310	10,671
Unilever Capital Corp.	1.375%	7/28/21	5,700	5,402
Unilever Capital Corp.	2.600%	5/5/24	9,925	9,529
Unilever Capital Corp.	3.100%	7/30/25	2,875	2,811
Unilever Capital Corp.	2.000%	7/28/26	6,200	5,511
Unilever Capital Corp.	5.900%	11/15/32	3,125	3,918
Whirlpool Corp.	4.850%	6/15/21	1,625	1,703
Whirlpool Corp.	4.700%	6/1/22	6,700	7,047
Whirlpool Corp.	4.000%	3/1/24	2,175	2,225
Whirlpool Corp.	3.700%	5/1/25	2,400	2,389
Whirlpool Corp.	4.500%	6/1/46	5,425	5,395
Wyeth LLC	7.250%	3/1/23	2,000	2,359
Wyeth LLC	6.450%	2/1/24	9,825	11,468
Wyeth LLC	6.500%	2/1/34	3,425	4,469
Wyeth LLC	6.000%	2/15/36	1,680	2,116
Wyeth LLC	5.950%	4/1/37	16,860	21,442
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	6,016
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	2,745	2,820
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	18,984	18,778
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,543
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	5,400	5,282
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,177
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,500	16,028
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	1,937
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	7,100	6,652
Zoetis Inc.	3.450%	11/13/20	3,100	3,121
Zoetis Inc.	3.250%	2/1/23	16,023	15,864
Zoetis Inc.	4.500%	11/13/25	3,040	3,195
Zoetis Inc.	3.000%	9/12/27	6,565	6,155
Zoetis Inc.	4.700%	2/1/43	8,640	9,192
Zoetis Inc.	3.950%	9/12/47	4,375	4,170

Energy (2.6%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	5,414	6,766

Anadarko Finance Co.	7.500%	5/1/31	6,475	8,228
Anadarko Petroleum Corp.	6.950%	6/15/19	675	706
Anadarko Petroleum Corp.	4.850%	3/15/21	7,425	7,715
Anadarko Petroleum Corp.	3.450%	7/15/24	5,345	5,153
Anadarko Petroleum Corp.	5.550%	3/15/26	23,670	25,821
Anadarko Petroleum Corp.	6.450%	9/15/36	14,405	17,143
Anadarko Petroleum Corp.	7.950%	6/15/39	300	406
Anadarko Petroleum Corp.	6.200%	3/15/40	5,125	6,011
Anadarko Petroleum Corp.	4.500%	7/15/44	1,000	959
Anadarko Petroleum Corp.	6.600%	3/15/46	9,150	11,477
Andeavor	5.375%	10/1/22	2,000	2,045
Andeavor	4.750%	12/15/23	20,450	21,242
Andeavor	5.125%	4/1/24	497	516
Andeavor	5.125%	12/15/26	15,800	16,649
Andeavor	3.800%	4/1/28	4,625	4,441
Andeavor	4.500%	4/1/48	5,200	4,871
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	1,625	1,595
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	6,545	6,373
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	5,075	4,961
Apache Corp.	3.625%	2/1/21	6,910	6,964
Apache Corp.	3.250%	4/15/22	8,193	8,073
Apache Corp.	6.000%	1/15/37	8,975	10,136
Apache Corp.	5.100%	9/1/40	14,275	14,607
Apache Corp.	5.250%	2/1/42	340	353
Apache Corp.	4.750%	4/15/43	13,724	13,536
Apache Corp.	4.250%	1/15/44	8,900	8,145
Apache Finance Canada Corp.	7.750%	12/15/29	650	812
Baker Hughes a GE Co. LLC	3.200%	8/15/21	9,545	9,563
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,940	7,646
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	12,000	11,674
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	7,500	7,148
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	19,500	18,372
Boardwalk Pipelines LP	5.750%	9/15/19	3,545	3,672
Boardwalk Pipelines LP	3.375%	2/1/23	2,250	2,175
Boardwalk Pipelines LP	4.950%	12/15/24	575	591
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,989
Boardwalk Pipelines LP	4.450%	7/15/27	5,640	5,504
BP Capital Markets plc	1.676%	5/3/19	1,950	1,932
BP Capital Markets plc	2.237%	5/10/19	6,100	6,086
BP Capital Markets plc	1.768%	9/19/19	6,200	6,116
BP Capital Markets plc	2.521%	1/15/20	13,805	13,759
BP Capital Markets plc	2.315%	2/13/20	51,270	51,041
BP Capital Markets plc	4.500%	10/1/20	11,578	12,086
BP Capital Markets plc	4.742%	3/11/21	8,965	9,382
BP Capital Markets plc	2.112%	9/16/21	9,100	8,818
BP Capital Markets plc	3.561%	11/1/21	17,624	17,895
BP Capital Markets plc	3.062%	3/17/22	3,900	3,887
BP Capital Markets plc	3.245%	5/6/22	10,075	10,068
BP Capital Markets plc	2.520%	9/19/22	5,200	5,045
BP Capital Markets plc	2.500%	11/6/22	7,375	7,121
BP Capital Markets plc	2.750%	5/10/23	24,515	23,826

BP Capital Markets plc	3.994%	9/26/23	2,700	2,786
BP Capital Markets plc	3.216%	11/28/23	5,800	5,738
BP Capital Markets plc	3.814%	2/10/24	2,200	2,242
BP Capital Markets plc	3.535%	11/4/24	8,225	8,250
BP Capital Markets plc	3.506%	3/17/25	2,900	2,897
BP Capital Markets plc	3.119%	5/4/26	17,201	16,633
BP Capital Markets plc	3.017%	1/16/27	8,500	8,096
BP Capital Markets plc	3.588%	4/14/27	2,100	2,090
BP Capital Markets plc	3.279%	9/19/27	23,400	22,650
BP Capital Markets plc	3.723%	11/28/28	3,700	3,713
Buckeye Partners LP	4.875%	2/1/21	1,000	1,027
Buckeye Partners LP	4.150%	7/1/23	2,800	2,798
Buckeye Partners LP	3.950%	12/1/26	13,600	12,914
Buckeye Partners LP	4.125%	12/1/27	1,200	1,153
Buckeye Partners LP	5.850%	11/15/43	3,125	3,215
Buckeye Partners LP	5.600%	10/15/44	900	897
Burlington Resources Finance Co.	7.200%	8/15/31	9,262	12,246
Burlington Resources Finance Co.	7.400%	12/1/31	2,650	3,570
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	919
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	7,768
Canadian Natural Resources Ltd.	3.800%	4/15/24	10,595	10,548
Canadian Natural Resources Ltd.	3.850%	6/1/27	16,900	16,588
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,348
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,325	2,769
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	2,507
Canadian Natural Resources Ltd.	6.500%	2/15/37	7,000	8,570
Canadian Natural Resources Ltd.	6.250%	3/15/38	7,743	9,314
Canadian Natural Resources Ltd.	6.750%	2/1/39	2,800	3,495
Canadian Natural Resources Ltd.	4.950%	6/1/47	5,900	6,147
Cenovus Energy Inc.	5.700%	10/15/19	10,900	11,268
Cenovus Energy Inc.	3.000%	8/15/22	4,509	4,334
Cenovus Energy Inc.	3.800%	9/15/23	5,425	5,357
Cenovus Energy Inc.	4.250%	4/15/27	9,500	9,251
Cenovus Energy Inc.	5.250%	6/15/37	7,100	7,091
Cenovus Energy Inc.	6.750%	11/15/39	13,900	15,968
Cenovus Energy Inc.	4.450%	9/15/42	4,960	4,402
Cenovus Energy Inc.	5.200%	9/15/43	3,500	3,373
Cenovus Energy Inc.	5.400%	6/15/47	13,750	13,767
Chevron Corp.	1.561%	5/16/19	15,935	15,764
Chevron Corp.	2.193%	11/15/19	11,675	11,604
Chevron Corp.	1.961%	3/3/20	13,375	13,195
Chevron Corp.	1.991%	3/3/20	4,100	4,049
Chevron Corp.	2.419%	11/17/20	8,000	7,923
Chevron Corp.	2.100%	5/16/21	9,500	9,265
Chevron Corp.	2.411%	3/3/22	7,150	7,000
Chevron Corp.	2.498%	3/3/22	3,950	3,872
Chevron Corp.	2.355%	12/5/22	17,744	17,177
Chevron Corp.	3.191%	6/24/23	28,283	28,292
Chevron Corp.	2.895%	3/3/24	16,000	15,651
Chevron Corp.	3.326%	11/17/25	400	398
Chevron Corp.	2.954%	5/16/26	13,800	13,268
Cimarex Energy Co.	4.375%	6/1/24	5,900	6,067
Cimarex Energy Co.	3.900%	5/15/27	19,300	18,996
Columbia Pipeline Group Inc.	3.300%	6/1/20	1,550	1,551
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,248	10,446
Columbia Pipeline Group Inc.	5.800%	6/1/45	9,435	10,986
Concho Resources Inc.	3.750%	10/1/27	18,000	17,550

Concho Resources Inc.	4.875%	10/1/47	2,500	2,644
Conoco Funding Co.	7.250%	10/15/31	1,475	1,981
ConocoPhillips	5.900%	10/15/32	1,725	2,062
ConocoPhillips	5.900%	5/15/38	5,661	6,954
ConocoPhillips	6.500%	2/1/39	19,363	25,424
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	5,971	7,264
ConocoPhillips Co.	2.400%	12/15/22	29,681	28,471
ConocoPhillips Co.	3.350%	11/15/24	2,847	2,821
ConocoPhillips Co.	4.950%	3/15/26	22,085	24,029
ConocoPhillips Co.	4.150%	11/15/34	11,030	11,114
ConocoPhillips Co.	4.300%	11/15/44	1,375	1,411
ConocoPhillips Co.	5.950%	3/15/46	4,100	5,227
ConocoPhillips Holding Co.	6.950%	4/15/29	3,350	4,247
9 Continental Resources Inc.	4.375%	1/15/28	1,500	1,459
Devon Energy Corp.	4.000%	7/15/21	3,600	3,664
Devon Energy Corp.	3.250%	5/15/22	13,030	12,855
Devon Energy Corp.	5.850%	12/15/25	2,850	3,237
Devon Energy Corp.	7.950%	4/15/32	2,050	2,863
Devon Energy Corp.	5.600%	7/15/41	5,545	6,241
Devon Energy Corp.	4.750%	5/15/42	15,500	15,779
Devon Energy Corp.	5.000%	6/15/45	13,630	14,416
Devon Financing Co. LLC	7.875%	9/30/31	7,700	10,589
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	3,900	3,886
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	2,000	1,981
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,490
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,679
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	6,275	6,658
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,660	2,777
Enable Midstream Partners LP	2.400%	5/15/19	2,600	2,577
Enable Midstream Partners LP	3.900%	5/15/24	6,100	5,962
Enable Midstream Partners LP	4.400%	3/15/27	9,000	8,809
Enable Midstream Partners LP	5.000%	5/15/44	1,125	1,052
Enbridge Energy Partners LP	5.200%	3/15/20	575	593
Enbridge Energy Partners LP	4.200%	9/15/21	9,950	10,093
Enbridge Energy Partners LP	5.875%	10/15/25	8,775	9,672
Enbridge Energy Partners LP	7.500%	4/15/38	6,525	8,232
Enbridge Energy Partners LP	5.500%	9/15/40	5,123	5,360
Enbridge Energy Partners LP	7.375%	10/15/45	3,390	4,377
Enbridge Inc.	2.900%	7/15/22	8,250	8,012
Enbridge Inc.	3.500%	6/10/24	1,100	1,069
Enbridge Inc.	4.250%	12/1/26	10,410	10,414
Enbridge Inc.	3.700%	7/15/27	6,500	6,226
Enbridge Inc.	4.500%	6/10/44	2,725	2,637
Enbridge Inc.	5.500%	12/1/46	4,800	5,324
Encana Corp.	6.500%	5/15/19	4,750	4,923
Encana Corp.	3.900%	11/15/21	3,350	3,393
Encana Corp.	8.125%	9/15/30	1,400	1,826
Encana Corp.	6.500%	8/15/34	9,300	11,037
Encana Corp.	6.625%	8/15/37	4,555	5,526
Encana Corp.	6.500%	2/1/38	4,300	5,175
Energy Transfer LP	9.000%	4/15/19	1,914	2,019
Energy Transfer LP	4.150%	10/1/20	4,500	4,558
Energy Transfer LP	4.650%	6/1/21	3,727	3,831
Energy Transfer LP	5.200%	2/1/22	8,497	8,919
Energy Transfer LP	3.600%	2/1/23	4,808	4,686
Energy Transfer LP	4.900%	2/1/24	1,620	1,652
Energy Transfer LP	4.050%	3/15/25	18,685	18,238

Energy Transfer LP	4.750%	1/15/26	16,005	16,177
Energy Transfer LP	4.200%	4/15/27	3,300	3,181
Energy Transfer LP	8.250%	11/15/29	600	749
Energy Transfer LP	4.900%	3/15/35	2,950	2,764
Energy Transfer LP	6.625%	10/15/36	1,750	1,965
Energy Transfer LP	7.500%	7/1/38	3,357	4,020
Energy Transfer LP	6.050%	6/1/41	11,845	11,998
Energy Transfer LP	6.500%	2/1/42	10,201	10,942
Energy Transfer LP	5.150%	2/1/43	5,500	5,016
Energy Transfer LP	5.150%	3/15/45	6,680	6,062
Energy Transfer LP	6.125%	12/15/45	2,600	2,670
Energy Transfer LP	5.300%	4/15/47	13,775	12,893
Eni USA Inc.	7.300%	11/15/27	1,095	1,357
EnLink Midstream Partners LP	2.700%	4/1/19	850	844
EnLink Midstream Partners LP	4.400%	4/1/24	18,577	18,659
EnLink Midstream Partners LP	4.150%	6/1/25	4,925	4,800
EnLink Midstream Partners LP	4.850%	7/15/26	7,800	7,870
EnLink Midstream Partners LP	5.600%	4/1/44	3,550	3,533
EnLink Midstream Partners LP	5.050%	4/1/45	440	412
EnLink Midstream Partners LP	5.450%	6/1/47	2,800	2,738
Enterprise Products Operating LLC	2.550%	10/15/19	6,900	6,848
Enterprise Products Operating LLC	5.200%	9/1/20	8,600	8,968
Enterprise Products Operating LLC	2.800%	2/15/21	6,300	6,230
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	988
Enterprise Products Operating LLC	4.050%	2/15/22	500	511
Enterprise Products Operating LLC	3.350%	3/15/23	15,159	15,108
Enterprise Products Operating LLC	3.900%	2/15/24	7,725	7,825
Enterprise Products Operating LLC	3.750%	2/15/25	14,925	14,921
Enterprise Products Operating LLC	3.950%	2/15/27	3,000	3,010
Enterprise Products Operating LLC	6.875%	3/1/33	8,343	10,454
Enterprise Products Operating LLC	6.650%	10/15/34	235	291
Enterprise Products Operating LLC	7.550%	4/15/38	3,130	4,208
Enterprise Products Operating LLC	6.125%	10/15/39	4,695	5,642
Enterprise Products Operating LLC	6.450%	9/1/40	2,425	3,042
Enterprise Products Operating LLC	5.950%	2/1/41	10,065	12,059
Enterprise Products Operating LLC	5.700%	2/15/42	2,425	2,807
Enterprise Products Operating LLC	4.850%	8/15/42	20,043	20,847
Enterprise Products Operating LLC	4.450%	2/15/43	13,817	13,724
Enterprise Products Operating LLC	4.850%	3/15/44	12,020	12,648
Enterprise Products Operating LLC	5.100%	2/15/45	1,490	1,608
Enterprise Products Operating LLC	4.900%	5/15/46	11,920	12,646
Enterprise Products Operating LLC	4.250%	2/15/48	14,500	14,105
Enterprise Products Operating LLC	4.950%	10/15/54	2,125	2,212
4 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	2,036
4 Enterprise Products Operating LLC	5.375%	2/15/78	4,265	4,085
EOG Resources Inc.	4.400%	6/1/20	1,880	1,928
EOG Resources Inc.	4.100%	2/1/21	9,350	9,562
EOG Resources Inc.	2.625%	3/15/23	15,180	14,619
EOG Resources Inc.	3.150%	4/1/25	400	387
EOG Resources Inc.	4.150%	1/15/26	2,500	2,580
EOG Resources Inc.	3.900%	4/1/35	2,900	2,845
EQT Corp.	8.125%	6/1/19	5,775	6,115
EQT Corp.	2.500%	10/1/20	1,500	1,467
EQT Corp.	4.875%	11/15/21	2,100	2,186
EQT Corp.	3.000%	10/1/22	3,800	3,675
EQT Corp.	3.900%	10/1/27	18,400	17,619
EQT Midstream Partners LP	4.125%	12/1/26	3,700	3,539

Exxon Mobil Corp.	1.912%	3/6/20	15,282	15,076
Exxon Mobil Corp.	2.222%	3/1/21	23,125	22,794
Exxon Mobil Corp.	2.397%	3/6/22	27,250	26,714
Exxon Mobil Corp.	2.726%	3/1/23	48,762	47,997
Exxon Mobil Corp.	3.176%	3/15/24	250	251
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,435
Exxon Mobil Corp.	3.567%	3/6/45	4,850	4,635
Exxon Mobil Corp.	4.114%	3/1/46	19,750	20,818
Halliburton Co.	3.250%	11/15/21	4,525	4,537
Halliburton Co.	3.500%	8/1/23	5,450	5,459
Halliburton Co.	3.800%	11/15/25	21,650	21,630
Halliburton Co.	4.850%	11/15/35	10,950	11,652
Halliburton Co.	6.700%	9/15/38	10,420	13,390
Halliburton Co.	7.450%	9/15/39	1,859	2,568
Halliburton Co.	4.500%	11/15/41	2,707	2,721
Halliburton Co.	4.750%	8/1/43	8,475	8,852
Halliburton Co.	5.000%	11/15/45	12,575	13,655
Helmerich & Payne International Drilling Co.	4.650%	3/15/25	3,500	3,619
Hess Corp.	3.500%	7/15/24	1,600	1,532
Hess Corp.	4.300%	4/1/27	11,500	11,188
Hess Corp.	7.875%	10/1/29	1,900	2,313
Hess Corp.	7.300%	8/15/31	950	1,137
Hess Corp.	7.125%	3/15/33	2,050	2,416
Hess Corp.	6.000%	1/15/40	12,540	13,272
Hess Corp.	5.600%	2/15/41	9,330	9,444
Hess Corp.	5.800%	4/1/47	6,400	6,663
HollyFrontier Corp.	5.875%	4/1/26	2,450	2,634
Husky Energy Inc.	6.150%	6/15/19	275	285
Husky Energy Inc.	7.250%	12/15/19	2,020	2,157
Husky Energy Inc.	3.950%	4/15/22	24,925	25,371
Husky Energy Inc.	4.000%	4/15/24	5,300	5,376
Husky Energy Inc.	6.800%	9/15/37	4,210	5,370
Kerr-McGee Corp.	6.950%	7/1/24	5,505	6,327
Kerr-McGee Corp.	7.875%	9/15/31	1,775	2,317
Kinder Morgan Energy Partners LP	6.850%	2/15/20	9,975	10,604
Kinder Morgan Energy Partners LP	6.500%	4/1/20	4,961	5,255
Kinder Morgan Energy Partners LP	5.300%	9/15/20	1,400	1,455
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	12,292
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,426	4,489
Kinder Morgan Energy Partners LP	3.950%	9/1/22	16,075	16,189
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,700	8,489
Kinder Morgan Energy Partners LP	3.500%	9/1/23	8,783	8,528
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	5,943
Kinder Morgan Energy Partners LP	4.250%	9/1/24	8,612	8,643
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,330
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,000	2,442
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,391
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	7,048
Kinder Morgan Energy Partners LP	6.950%	1/15/38	5,815	7,014
Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,425	9,546
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	5,118
Kinder Morgan Energy Partners LP	7.500%	11/15/40	150	187
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,628
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,700	8,982
Kinder Morgan Energy Partners LP	5.000%	8/15/42	2,575	2,484
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,400	5,934
Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,000	964

Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,400	1,435
Kinder Morgan Inc.	6.500%	9/15/20	1,500	1,598
Kinder Morgan Inc.	3.150%	1/15/23	6,820	6,603
Kinder Morgan Inc.	4.300%	6/1/25	11,800	11,855
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,447
Kinder Morgan Inc.	7.750%	1/15/32	5,050	6,448
Kinder Morgan Inc.	5.300%	12/1/34	5,250	5,367
Kinder Morgan Inc.	5.550%	6/1/45	19,855	20,800
Kinder Morgan Inc.	5.050%	2/15/46	10,027	9,799
Kinder Morgan Inc.	4.300%	3/1/28	5,500	5,454
Kinder Morgan Inc.	5.200%	3/1/48	5,000	5,004
Magellan Midstream Partners LP	6.550%	7/15/19	6,750	7,038
Magellan Midstream Partners LP	4.250%	2/1/21	4,050	4,143
Magellan Midstream Partners LP	5.000%	3/1/26	10,500	11,292
Magellan Midstream Partners LP	5.150%	10/15/43	2,925	3,186
Magellan Midstream Partners LP	4.250%	9/15/46	2,850	2,765
Magellan Midstream Partners LP	4.200%	10/3/47	6,660	6,385
Marathon Oil Corp.	2.700%	6/1/20	6,060	5,971
Marathon Oil Corp.	2.800%	11/1/22	7,600	7,322
Marathon Oil Corp.	3.850%	6/1/25	8,870	8,758
Marathon Oil Corp.	4.400%	7/15/27	12,000	12,142
Marathon Oil Corp.	6.800%	3/15/32	2,770	3,299
Marathon Oil Corp.	6.600%	10/1/37	7,741	9,256
Marathon Oil Corp.	5.200%	6/1/45	10,310	10,793
Marathon Petroleum Corp.	3.400%	12/15/20	2,800	2,824
Marathon Petroleum Corp.	5.125%	3/1/21	5,950	6,257
Marathon Petroleum Corp.	3.625%	9/15/24	5,150	5,101
Marathon Petroleum Corp.	6.500%	3/1/41	11,639	14,176
Marathon Petroleum Corp.	4.750%	9/15/44	1,776	1,775
Marathon Petroleum Corp.	5.000%	9/15/54	2,350	2,261
MPLX LP	3.375%	3/15/23	4,000	3,957
MPLX LP	4.500%	7/15/23	15,240	15,729
MPLX LP	4.875%	12/1/24	21,992	23,016
MPLX LP	4.000%	2/15/25	3,000	2,991
MPLX LP	4.875%	6/1/25	6,300	6,594
MPLX LP	4.125%	3/1/27	9,700	9,608
MPLX LP	4.000%	3/15/28	9,200	9,056
MPLX LP	4.500%	4/15/38	12,400	12,213
MPLX LP	5.200%	3/1/47	12,463	12,962
MPLX LP	4.700%	4/15/48	11,000	10,730
MPLX LP	4.900%	4/15/58	4,900	4,664
Nabors Industries Inc.	9.250%	1/15/19	5,255	5,472
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,844
National Oilwell Varco Inc.	2.600%	12/1/22	23,415	22,346
National Oilwell Varco Inc.	3.950%	12/1/42	2,800	2,456
Noble Energy Inc.	4.150%	12/15/21	9,100	9,275
Noble Energy Inc.	3.850%	1/15/28	5,450	5,357
Noble Energy Inc.	6.000%	3/1/41	2,050	2,351
Noble Energy Inc.	5.250%	11/15/43	12,335	13,224
Noble Energy Inc.	5.050%	11/15/44	6,804	7,074
Noble Energy Inc.	4.950%	8/15/47	11,275	11,675
Occidental Petroleum Corp.	4.100%	2/1/21	17,260	17,749
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	7,615
Occidental Petroleum Corp.	2.700%	2/15/23	12,972	12,685
Occidental Petroleum Corp.	3.500%	6/15/25	9,200	9,180
Occidental Petroleum Corp.	3.400%	4/15/26	12,100	11,929
Occidental Petroleum Corp.	4.625%	6/15/45	3,500	3,666

Occidental Petroleum Corp.	4.400%	4/15/46	5,375	5,581
Occidental Petroleum Corp.	4.100%	2/15/47	5,500	5,459
ONEOK Inc.	7.500%	9/1/23	7,103	8,308
ONEOK Inc.	4.000%	7/13/27	3,800	3,747
ONEOK Inc.	6.000%	6/15/35	600	671
ONEOK Inc.	4.950%	7/13/47	17,964	18,215
ONEOK Partners LP	3.375%	10/1/22	16,409	16,207
ONEOK Partners LP	6.650%	10/1/36	8,403	10,121
ONEOK Partners LP	6.850%	10/15/37	6,825	8,388
ONEOK Partners LP	6.200%	9/15/43	3,200	3,724
9 Patterson-UTI Energy Inc.	3.950%	2/1/28	4,530	4,367
Petro-Canada	5.350%	7/15/33	1,325	1,493
Petro-Canada	5.950%	5/15/35	6,395	7,686
Petro-Canada	6.800%	5/15/38	5,525	7,314
Phillips 66	4.300%	4/1/22	13,560	14,026
Phillips 66	3.900%	3/15/28	10,000	9,956
Phillips 66	4.650%	11/15/34	500	520
Phillips 66	5.875%	5/1/42	10,960	13,135
Phillips 66	4.875%	11/15/44	16,305	17,340
Phillips 66 Partners LP	2.646%	2/15/20	1,255	1,243
Phillips 66 Partners LP	3.605%	2/15/25	3,500	3,409
Phillips 66 Partners LP	3.550%	10/1/26	7,950	7,577
Phillips 66 Partners LP	3.750%	3/1/28	2,000	1,929
Phillips 66 Partners LP	4.680%	2/15/45	3,375	3,316
Phillips 66 Partners LP	4.900%	10/1/46	8,090	8,072
Pioneer Natural Resources Co.	3.450%	1/15/21	4,000	4,016
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	8,951
Pioneer Natural Resources Co.	4.450%	1/15/26	9,650	9,968
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	12,660	13,155
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	1,460	1,506
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,840	3,784
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	7,507	7,088
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,536
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	14,222
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	6,735
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,275	7,206
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	2,975	2,801
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	8,575	7,194
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	9,325	8,266
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,200	1,095
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	1,725	1,805
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	5,950	6,344

Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	14,400	15,012
Sabine Pass Liquefaction LLC	5.625%	2/1/21	16,015	16,836
Sabine Pass Liquefaction LLC	6.250%	3/15/22	11,900	12,897
Sabine Pass Liquefaction LLC	5.625%	4/15/23	15,400	16,420
Sabine Pass Liquefaction LLC	5.750%	5/15/24	18,500	19,841
Sabine Pass Liquefaction LLC	5.625%	3/1/25	22,425	24,079
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,150	24,171
Sabine Pass Liquefaction LLC	5.000%	3/15/27	4,130	4,280
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,300	11,116
Schlumberger Investment SA	3.650%	12/1/23	17,113	17,388
Shell International Finance BV	1.375%	5/10/19	4,200	4,148
Shell International Finance BV	1.375%	9/12/19	9,800	9,626
Shell International Finance BV	4.300%	9/22/19	35,800	36,616
Shell International Finance BV	4.375%	3/25/20	7,650	7,882
Shell International Finance BV	2.125%	5/11/20	10,000	9,841
Shell International Finance BV	2.250%	11/10/20	750	739
Shell International Finance BV	1.875%	5/10/21	20,000	19,331
Shell International Finance BV	1.750%	9/12/21	10,000	9,590
Shell International Finance BV	2.375%	8/21/22	11,865	11,513
Shell International Finance BV	2.250%	1/6/23	9,405	9,020
Shell International Finance BV	3.400%	8/12/23	7,080	7,155
Shell International Finance BV	3.250%	5/11/25	22,700	22,453
Shell International Finance BV	2.875%	5/10/26	16,600	15,927
Shell International Finance BV	2.500%	9/12/26	12,500	11,634
Shell International Finance BV	4.125%	5/11/35	26,241	27,056
Shell International Finance BV	6.375%	12/15/38	16,542	21,883
Shell International Finance BV	5.500%	3/25/40	4,025	4,859
Shell International Finance BV	3.625%	8/21/42	8,225	7,754
Shell International Finance BV	4.550%	8/12/43	4,975	5,355
Shell International Finance BV	4.375%	5/11/45	21,871	23,127
Shell International Finance BV	4.000%	5/10/46	25,150	25,129
Shell International Finance BV	3.750%	9/12/46	16,350	15,727
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	7,315	7,494
Spectra Energy Partners LP	4.750%	3/15/24	14,530	15,091
Spectra Energy Partners LP	3.500%	3/15/25	9,200	8,851
Spectra Energy Partners LP	3.375%	10/15/26	9,425	8,838
Spectra Energy Partners LP	5.950%	9/25/43	2,240	2,573
Spectra Energy Partners LP	4.500%	3/15/45	3,300	3,175
Suncor Energy Inc.	3.600%	12/1/24	350	349
Suncor Energy Inc.	7.150%	2/1/32	3,475	4,519
Suncor Energy Inc.	5.950%	12/1/34	575	691
Suncor Energy Inc.	6.500%	6/15/38	10,220	13,193
Suncor Energy Inc.	6.850%	6/1/39	2,255	3,020
Suncor Energy Inc.	4.000%	11/15/47	10,147	9,950
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	6,450	6,581
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	4,095	3,985
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	575	571
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	1,000	1,086
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	18,000	17,087
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	10,600	10,039
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	250	253
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	5,525	4,968
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,975	10,195
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	6,475	6,032
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	5,000	4,756

TC PipeLines LP	3.900%	5/25/27	2,600	2,487
9 TechnipFMC plc	3.450%	10/1/22	8,495	8,296
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	961
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,975
Total Capital Canada Ltd.	2.750%	7/15/23	6,800	6,615
Total Capital International SA	2.100%	6/19/19	21,700	21,541
Total Capital International SA	2.750%	6/19/21	22,875	22,677
Total Capital International SA	2.875%	2/17/22	10,975	10,894
Total Capital International SA	2.700%	1/25/23	11,290	11,028
Total Capital International SA	3.700%	1/15/24	7,675	7,834
Total Capital International SA	3.750%	4/10/24	2,991	3,045
Total Capital SA	4.450%	6/24/20	5,075	5,240
Total Capital SA	4.125%	1/28/21	3,005	3,096
TransCanada PipeLines Ltd.	2.125%	11/15/19	37,200	36,796
TransCanada PipeLines Ltd.	3.800%	10/1/20	7,332	7,464
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,175	5,991
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,657
TransCanada PipeLines Ltd.	4.875%	1/15/26	5,221	5,638
TransCanada PipeLines Ltd.	4.625%	3/1/34	7,750	8,199
TransCanada PipeLines Ltd.	5.600%	3/31/34	2,000	2,292
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,568
TransCanada PipeLines Ltd.	6.200%	10/15/37	14,075	17,257
TransCanada PipeLines Ltd.	7.250%	8/15/38	2,650	3,591
TransCanada PipeLines Ltd.	7.625%	1/15/39	2,500	3,503
TransCanada PipeLines Ltd.	6.100%	6/1/40	4,275	5,204
TransCanada PipeLines Ltd.	5.000%	10/16/43	9,835	10,775
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	12,275
9 Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	4,098
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	552
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,923	2,801
9 Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,300	3,188
Valero Energy Corp.	6.125%	2/1/20	3,975	4,190
Valero Energy Corp.	3.650%	3/15/25	1,250	1,240
Valero Energy Corp.	3.400%	9/15/26	15,300	14,643
Valero Energy Corp.	7.500%	4/15/32	4,025	5,177
Valero Energy Corp.	6.625%	6/15/37	10,506	13,238
Valero Energy Corp.	4.900%	3/15/45	6,850	7,248
Valero Energy Partners LP	4.375%	12/15/26	5,800	5,759
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,109
Western Gas Partners LP	5.375%	6/1/21	7,275	7,597
Western Gas Partners LP	3.950%	6/1/25	4,300	4,191
Western Gas Partners LP	4.650%	7/1/26	2,000	2,031
Western Gas Partners LP	4.500%	3/1/28	850	852
Western Gas Partners LP	5.450%	4/1/44	11,925	11,917
Western Gas Partners LP	5.300%	3/1/48	3,500	3,466
Williams Partners LP	5.250%	3/15/20	6,751	6,999
Williams Partners LP	4.000%	11/15/21	3,250	3,285
Williams Partners LP	3.600%	3/15/22	16,405	16,325
Williams Partners LP	3.350%	8/15/22	6,350	6,227
Williams Partners LP	4.500%	11/15/23	3,650	3,744
Williams Partners LP	4.300%	3/4/24	4,000	4,039
Williams Partners LP	3.900%	1/15/25	24,518	24,053
Williams Partners LP	4.000%	9/15/25	7,275	7,158
Williams Partners LP	3.750%	6/15/27	17,750	16,970
Williams Partners LP	6.300%	4/15/40	4,045	4,639
Williams Partners LP	5.800%	11/15/43	9,725	10,678
Williams Partners LP	5.400%	3/4/44	1,550	1,616

Williams Partners LP	4.900%	1/15/45	1,250	1,230
Williams Partners LP	5.100%	9/15/45	9,345	9,470
Williams Partners LP	4.850%	3/1/48	4,745	4,690

Other Industrial (0.1%)
American Homes 4 Rent LP	4.250%	2/15/28	1,120	1,103
California Institute of Technology GO	4.321%	8/1/45	1,025	1,123
California Institute of Technology GO	4.700%	11/1/11	5,600	6,016
CBRE Services Inc.	5.250%	3/15/25	3,700	3,954
CBRE Services Inc.	4.875%	3/1/26	11,033	11,572
Cintas Corp. No 2	2.900%	4/1/22	3,500	3,455
Cintas Corp. No 2	3.250%	6/1/22	1,025	1,017
Cintas Corp. No 2	3.700%	4/1/27	8,075	8,042
Cintas Corp. No 2	6.150%	8/15/36	259	317
Fluor Corp.	3.375%	9/15/21	3,630	3,663
Fluor Corp.	3.500%	12/15/24	6,650	6,633
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	3,975	4,037
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	5,350	5,471
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	145	153
Massachusetts Institute of Technology GO	5.600%	7/1/11	6,425	8,426
Massachusetts Institute of Technology GO	4.678%	7/1/14	13,775	15,209
Massachusetts Institute of Technology GO	3.885%	7/1/16	4,800	4,405
4 Northwestern University Illinois GO	4.643%	12/1/44	4,850	5,635
4 Northwestern University Illinois GO	3.662%	12/1/57	2,100	2,037
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	2,700	2,696
President & Fellows of Harvard College
Massachusetts Revenue	3.300%	7/15/56	300	274
4 Rice University Texas GO	3.574%	5/15/45	20,800	20,341
Stanford University California GO	3.647%	5/1/48	6,035	6,010
University of Notre Dame du Lac Indiana GO	3.394%	2/15/48	2,700	2,613
4 University of Notre Dame du Lac Indiana GO	3.438%	2/15/45	7,925	7,720
University of Pennsylvania GO	4.674%	9/1/12	5,200	5,568
4 University of Southern California GO	3.028%	10/1/39	7,751	7,042
4 University of Southern California GO	3.841%	10/1/47	9,550	9,803
Yale University Connecticut GO	2.086%	4/15/19	2,000	1,994

Technology (2.3%)
Adobe Systems Inc.	4.750%	2/1/20	4,275	4,427
Adobe Systems Inc.	3.250%	2/1/25	9,808	9,746
Alphabet Inc.	3.625%	5/19/21	3,125	3,213
Alphabet Inc.	1.998%	8/15/26	12,525	11,398
Altera Corp.	4.100%	11/15/23	6,000	6,268
Amphenol Corp.	2.200%	4/1/20	2,150	2,118
Amphenol Corp.	3.125%	9/15/21	5,205	5,194
Analog Devices Inc.	2.850%	3/12/20	2,500	2,496
Analog Devices Inc.	2.500%	12/5/21	6,000	5,845
Analog Devices Inc.	2.875%	6/1/23	6,700	6,502
Analog Devices Inc.	3.125%	12/5/23	5,300	5,197
Analog Devices Inc.	3.500%	12/5/26	13,196	12,855
Apple Inc.	2.100%	5/6/19	14,800	14,761
Apple Inc.	1.100%	8/2/19	16,299	16,026
Apple Inc.	1.500%	9/12/19	7,850	7,754
Apple Inc.	1.800%	11/13/19	7,850	7,775
Apple Inc.	1.550%	2/7/20	11,475	11,264
Apple Inc.	1.900%	2/7/20	6,000	5,927
Apple Inc.	2.000%	5/6/20	8,300	8,200

Apple Inc.	1.800%	5/11/20	8,025	7,898
Apple Inc.	2.000%	11/13/20	8,925	8,767
Apple Inc.	2.250%	2/23/21	37,645	37,083
Apple Inc.	2.850%	5/6/21	37,485	37,483
Apple Inc.	1.550%	8/4/21	10,525	10,095
Apple Inc.	2.150%	2/9/22	9,175	8,915
Apple Inc.	2.500%	2/9/22	17,000	16,733
Apple Inc.	2.300%	5/11/22	13,550	13,204
Apple Inc.	2.700%	5/13/22	25,909	25,636
Apple Inc.	2.400%	1/13/23	5,950	5,768
Apple Inc.	2.850%	2/23/23	12,600	12,478
Apple Inc.	2.400%	5/3/23	38,803	37,528
Apple Inc.	3.000%	2/9/24	12,600	12,424
Apple Inc.	3.450%	5/6/24	10,005	10,074
Apple Inc.	2.850%	5/11/24	22,250	21,684
Apple Inc.	2.750%	1/13/25	9,325	8,953
Apple Inc.	2.500%	2/9/25	14,175	13,415
Apple Inc.	3.200%	5/13/25	11,894	11,742
Apple Inc.	3.250%	2/23/26	34,775	34,219
Apple Inc.	2.450%	8/4/26	13,350	12,350
Apple Inc.	3.350%	2/9/27	26,320	25,975
Apple Inc.	3.200%	5/11/27	20,800	20,311
Apple Inc.	2.900%	9/12/27	15,150	14,385
Apple Inc.	3.000%	11/13/27	11,925	11,410
Apple Inc.	4.500%	2/23/36	10,775	11,792
Apple Inc.	3.850%	5/4/43	22,025	21,643
Apple Inc.	4.450%	5/6/44	8,400	8,967
Apple Inc.	3.450%	2/9/45	13,358	12,259
Apple Inc.	4.375%	5/13/45	13,760	14,469
Apple Inc.	4.650%	2/23/46	46,225	50,755
Apple Inc.	3.850%	8/4/46	23,545	22,872
Apple Inc.	4.250%	2/9/47	3,370	3,490
Apple Inc.	3.750%	9/12/47	7,600	7,286
Apple Inc.	3.750%	11/13/47	11,050	10,592
Applied Materials Inc.	2.625%	10/1/20	3,325	3,309
Applied Materials Inc.	4.300%	6/15/21	6,890	7,152
Applied Materials Inc.	3.900%	10/1/25	13,780	14,147
Applied Materials Inc.	3.300%	4/1/27	6,100	5,991
Applied Materials Inc.	5.100%	10/1/35	4,300	4,940
Applied Materials Inc.	5.850%	6/15/41	5,860	7,349
Applied Materials Inc.	4.350%	4/1/47	7,425	7,875
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,473
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,440
Arrow Electronics Inc.	3.250%	9/8/24	4,410	4,218
Arrow Electronics Inc.	4.000%	4/1/25	3,545	3,493
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,389
Autodesk Inc.	3.125%	6/15/20	1,500	1,504
Autodesk Inc.	3.600%	12/15/22	825	826
Autodesk Inc.	4.375%	6/15/25	3,350	3,433
Autodesk Inc.	3.500%	6/15/27	4,450	4,246
Avnet Inc.	5.875%	6/15/20	4,300	4,506
Avnet Inc.	3.750%	12/1/21	2,025	2,025
Avnet Inc.	4.875%	12/1/22	3,050	3,162
Avnet Inc.	4.625%	4/15/26	4,775	4,772
Baidu Inc.	2.750%	6/9/19	2,500	2,491
Baidu Inc.	2.875%	7/6/22	13,775	13,362
Baidu Inc.	3.500%	11/28/22	7,200	7,159

Baidu Inc.	3.875%	9/29/23	8,400	8,405
Baidu Inc.	4.125%	6/30/25	100	100
Baidu Inc.	3.625%	7/6/27	5,000	4,761
Baidu Inc.	4.375%	3/29/28	4,000	4,020
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.375%	1/15/20	23,600	23,274
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.200%	1/15/21	6,175	5,992
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	29,250	28,660
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	14,175	13,500
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	21,940	21,547
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	9,075	8,542
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	51,576	49,935
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	11,100	10,426
Broadridge Financial Solutions Inc.	3.950%	9/1/20	2,150	2,198
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,614
CA Inc.	5.375%	12/1/19	3,620	3,754
CA Inc.	3.600%	8/1/20	5,900	5,946
CA Inc.	4.700%	3/15/27	2,775	2,821
Cadence Design Systems Inc.	4.375%	10/15/24	725	749
Cisco Systems Inc.	1.400%	9/20/19	9,800	9,653
Cisco Systems Inc.	4.450%	1/15/20	11,750	12,116
Cisco Systems Inc.	2.450%	6/15/20	12,325	12,247
Cisco Systems Inc.	2.200%	2/28/21	25,350	24,889
Cisco Systems Inc.	2.900%	3/4/21	1,300	1,304
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,051
Cisco Systems Inc.	2.600%	2/28/23	3,550	3,463
Cisco Systems Inc.	2.200%	9/20/23	5,000	4,760
Cisco Systems Inc.	3.625%	3/4/24	5,750	5,870
Cisco Systems Inc.	2.950%	2/28/26	14,750	14,252
Cisco Systems Inc.	2.500%	9/20/26	7,175	6,692
Cisco Systems Inc.	5.900%	2/15/39	14,075	18,284
Cisco Systems Inc.	5.500%	1/15/40	15,692	19,567
Citrix Systems Inc.	4.500%	12/1/27	7,675	7,598
Corning Inc.	6.625%	5/15/19	275	286
Corning Inc.	4.250%	8/15/20	75	77
Corning Inc.	2.900%	5/15/22	4,675	4,589
Corning Inc.	5.750%	8/15/40	7,460	8,902
Corning Inc.	4.375%	11/15/57	6,525	6,054
9 Dell International LLC / EMC Corp.	5.450%	6/15/23	41,330	43,762
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	28,550	28,722
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	37,225	38,182
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	38,675	41,478
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	13,140	15,973
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	16,773	21,188
DXC Technology Co.	2.875%	3/27/20	3,615	3,596

DXC Technology Co.	4.250%	4/15/24	11,525	11,794
DXC Technology Co.	4.750%	4/15/27	6,025	6,243
DXC Technology Co.	7.450%	10/15/29	500	623
Equifax Inc.	2.300%	6/1/21	9,550	9,257
Fidelity National Information Services Inc.	3.625%	10/15/20	15,258	15,453
Fidelity National Information Services Inc.	2.250%	8/15/21	6,450	6,235
Fidelity National Information Services Inc.	4.500%	10/15/22	2,490	2,601
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,532
Fidelity National Information Services Inc.	3.875%	6/5/24	1,257	1,269
Fidelity National Information Services Inc.	5.000%	10/15/25	4,038	4,306
Fidelity National Information Services Inc.	3.000%	8/15/26	10,750	10,011
Fidelity National Information Services Inc.	4.500%	8/15/46	10,485	10,402
Fiserv Inc.	2.700%	6/1/20	7,575	7,541
Fiserv Inc.	3.500%	10/1/22	6,475	6,503
Fiserv Inc.	3.850%	6/1/25	9,275	9,365
Flex Ltd.	4.625%	2/15/20	1,750	1,792
Flex Ltd.	5.000%	2/15/23	1,530	1,606
Flex Ltd.	4.750%	6/15/25	25	26
Hewlett Packard Enterprise Co.	3.600%	10/15/20	33,505	33,823
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,650	18,278
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,070	22,895
Hewlett Packard Enterprise Co.	6.200%	10/15/35	6,275	6,714
Hewlett Packard Enterprise Co.	6.350%	10/15/45	16,125	17,153
HP Inc.	3.750%	12/1/20	2,009	2,035
HP Inc.	6.000%	9/15/41	7,595	8,071
IBM Credit LLC	1.625%	9/6/19	6,750	6,672
IBM Credit LLC	1.800%	1/20/21	7,200	6,996
IBM Credit LLC	2.650%	2/5/21	8,950	8,906
IBM Credit LLC	2.200%	9/8/22	6,350	6,091
IBM Credit LLC	3.000%	2/6/23	6,875	6,797
Intel Corp.	1.850%	5/11/20	7,300	7,174
Intel Corp.	2.450%	7/29/20	11,715	11,640
Intel Corp.	1.700%	5/19/21	5,225	5,044
Intel Corp.	3.300%	10/1/21	12,675	12,876
Intel Corp.	2.350%	5/11/22	5,550	5,421
Intel Corp.	3.100%	7/29/22	6,100	6,123
Intel Corp.	2.700%	12/15/22	14,650	14,418
Intel Corp.	2.875%	5/11/24	11,450	11,165
Intel Corp.	3.700%	7/29/25	11,925	12,152
Intel Corp.	2.600%	5/19/26	100	94
Intel Corp.	3.150%	5/11/27	7,700	7,513
Intel Corp.	4.000%	12/15/32	5,970	6,155
Intel Corp.	4.800%	10/1/41	5,072	5,791
Intel Corp.	4.100%	5/19/46	11,725	11,989
Intel Corp.	4.100%	5/11/47	270	275
9 Intel Corp.	3.734%	12/8/47	32,695	31,615
International Business Machines Corp.	1.875%	5/15/19	875	870
International Business Machines Corp.	1.900%	1/27/20	7,500	7,390
International Business Machines Corp.	1.625%	5/15/20	9,851	9,621
International Business Machines Corp.	2.250%	2/19/21	175	172
International Business Machines Corp.	2.900%	11/1/21	5,000	4,990
International Business Machines Corp.	2.500%	1/27/22	6,575	6,447
International Business Machines Corp.	1.875%	8/1/22	11,310	10,738
International Business Machines Corp.	2.875%	11/9/22	33,085	32,567
International Business Machines Corp.	3.375%	8/1/23	13,825	13,899
International Business Machines Corp.	3.625%	2/12/24	15,750	15,983
International Business Machines Corp.	7.000%	10/30/25	2,850	3,501

International Business Machines Corp.	3.450%	2/19/26	14,389	14,336
International Business Machines Corp.	3.300%	1/27/27	2,975	2,934
International Business Machines Corp.	6.220%	8/1/27	1,975	2,388
International Business Machines Corp.	6.500%	1/15/28	50	62
International Business Machines Corp.	5.875%	11/29/32	125	156
International Business Machines Corp.	5.600%	11/30/39	5,873	7,255
International Business Machines Corp.	4.000%	6/20/42	11,172	11,259
International Business Machines Corp.	4.700%	2/19/46	9,225	10,355
Jabil Inc.	5.625%	12/15/20	1,375	1,451
Jabil Inc.	4.700%	9/15/22	1,500	1,551
Jabil Inc.	3.950%	1/12/28	4,675	4,497
Juniper Networks Inc.	3.300%	6/15/20	1,000	1,000
Juniper Networks Inc.	4.600%	3/15/21	900	931
Juniper Networks Inc.	4.350%	6/15/25	3,225	3,238
Juniper Networks Inc.	5.950%	3/15/41	5,875	6,095
Keysight Technologies Inc.	3.300%	10/30/19	3,135	3,140
Keysight Technologies Inc.	4.550%	10/30/24	4,075	4,219
Keysight Technologies Inc.	4.600%	4/6/27	6,375	6,496
KLA-Tencor Corp.	4.125%	11/1/21	8,975	9,191
KLA-Tencor Corp.	4.650%	11/1/24	10,325	10,744
Lam Research Corp.	2.750%	3/15/20	3,300	3,289
Lam Research Corp.	2.800%	6/15/21	7,400	7,301
Lam Research Corp.	3.800%	3/15/25	3,376	3,402
Maxim Integrated Products Inc.	3.375%	3/15/23	3,875	3,833
Maxim Integrated Products Inc.	3.450%	6/15/27	5,225	5,071
Microsoft Corp.	4.200%	6/1/19	3,815	3,896
Microsoft Corp.	1.100%	8/8/19	19,550	19,221
Microsoft Corp.	1.850%	2/6/20	9,220	9,120
Microsoft Corp.	1.850%	2/12/20	5,150	5,100
Microsoft Corp.	3.000%	10/1/20	2,000	2,018
Microsoft Corp.	2.000%	11/3/20	38,575	37,928
Microsoft Corp.	4.000%	2/8/21	3,825	3,956
Microsoft Corp.	1.550%	8/8/21	18,175	17,436
Microsoft Corp.	2.400%	2/6/22	13,050	12,812
Microsoft Corp.	2.375%	2/12/22	13,700	13,432
Microsoft Corp.	2.650%	11/3/22	36,380	35,909
Microsoft Corp.	2.125%	11/15/22	4,400	4,244
Microsoft Corp.	2.375%	5/1/23	1,225	1,188
Microsoft Corp.	2.000%	8/8/23	15,700	14,882
Microsoft Corp.	3.625%	12/15/23	175	180
Microsoft Corp.	2.875%	2/6/24	26,525	26,022
Microsoft Corp.	2.700%	2/12/25	8,925	8,634
Microsoft Corp.	3.125%	11/3/25	25,225	24,875
Microsoft Corp.	2.400%	8/8/26	38,190	35,425
Microsoft Corp.	3.300%	2/6/27	33,017	32,732
Microsoft Corp.	3.500%	2/12/35	14,225	13,958
Microsoft Corp.	4.200%	11/3/35	5,235	5,585
Microsoft Corp.	3.450%	8/8/36	31,510	30,673
Microsoft Corp.	4.100%	2/6/37	25,670	27,162
Microsoft Corp.	5.200%	6/1/39	6,153	7,388
Microsoft Corp.	4.500%	10/1/40	6,435	7,102
Microsoft Corp.	5.300%	2/8/41	2,550	3,117
Microsoft Corp.	3.500%	11/15/42	7,630	7,278
Microsoft Corp.	3.750%	5/1/43	3,740	3,698
Microsoft Corp.	4.875%	12/15/43	8,750	10,143
Microsoft Corp.	3.750%	2/12/45	17,775	17,627
Microsoft Corp.	4.450%	11/3/45	25,200	27,757

Microsoft Corp.	3.700%	8/8/46	38,034	37,444
Microsoft Corp.	4.250%	2/6/47	25,225	27,020
Microsoft Corp.	4.000%	2/12/55	22,558	22,690
Microsoft Corp.	4.750%	11/3/55	1,150	1,310
Microsoft Corp.	3.950%	8/8/56	15,225	15,018
Microsoft Corp.	4.500%	2/6/57	16,675	18,313
Motorola Solutions Inc.	3.500%	9/1/21	325	325
Motorola Solutions Inc.	3.750%	5/15/22	6,425	6,412
Motorola Solutions Inc.	3.500%	3/1/23	6,090	5,978
Motorola Solutions Inc.	4.000%	9/1/24	6,600	6,554
Motorola Solutions Inc.	4.600%	2/23/28	6,125	6,162
Motorola Solutions Inc.	5.500%	9/1/44	3,300	3,311
NetApp Inc.	2.000%	9/27/19	3,975	3,928
NetApp Inc.	3.375%	6/15/21	4,350	4,346
NetApp Inc.	3.300%	9/29/24	3,025	2,930
NVIDIA Corp.	2.200%	9/16/21	9,975	9,727
NVIDIA Corp.	3.200%	9/16/26	9,755	9,401
Oracle Corp.	5.000%	7/8/19	13,000	13,418
Oracle Corp.	2.250%	10/8/19	25,100	24,972
Oracle Corp.	3.875%	7/15/20	7,983	8,186
Oracle Corp.	2.800%	7/8/21	12,635	12,564
Oracle Corp.	1.900%	9/15/21	36,025	34,780
Oracle Corp.	2.500%	5/15/22	9,000	8,768
Oracle Corp.	2.500%	10/15/22	19,410	18,910
Oracle Corp.	2.625%	2/15/23	7,950	7,754
Oracle Corp.	2.400%	9/15/23	14,075	13,472
Oracle Corp.	3.400%	7/8/24	21,450	21,445
Oracle Corp.	2.950%	11/15/24	32,580	31,635
Oracle Corp.	2.950%	5/15/25	20,750	20,070
Oracle Corp.	2.650%	7/15/26	25,065	23,383
Oracle Corp.	3.250%	11/15/27	23,745	23,143
Oracle Corp.	3.250%	5/15/30	3,147	3,036
Oracle Corp.	4.300%	7/8/34	15,300	16,032
Oracle Corp.	3.900%	5/15/35	12,700	12,638
Oracle Corp.	3.850%	7/15/36	18,525	18,309
Oracle Corp.	3.800%	11/15/37	14,450	14,176
Oracle Corp.	6.500%	4/15/38	3,875	5,138
Oracle Corp.	6.125%	7/8/39	5,380	6,938
Oracle Corp.	5.375%	7/15/40	17,722	21,060
Oracle Corp.	4.500%	7/8/44	8,900	9,469
Oracle Corp.	4.125%	5/15/45	18,425	18,501
Oracle Corp.	4.000%	7/15/46	24,825	24,371
Oracle Corp.	4.000%	11/15/47	20,070	19,762
Oracle Corp.	4.375%	5/15/55	9,550	9,900
Pitney Bowes Inc.	3.625%	10/1/21	10,470	9,978
Pitney Bowes Inc.	4.700%	4/1/23	7,300	6,859
QUALCOMM Inc.	1.850%	5/20/19	20,298	20,148
QUALCOMM Inc.	2.100%	5/20/20	13,240	13,086
QUALCOMM Inc.	2.250%	5/20/20	5,775	5,690
QUALCOMM Inc.	3.000%	5/20/22	17,150	16,891
QUALCOMM Inc.	2.600%	1/30/23	19,025	18,177
QUALCOMM Inc.	2.900%	5/20/24	27,670	26,445
QUALCOMM Inc.	3.450%	5/20/25	8,400	8,190
QUALCOMM Inc.	3.250%	5/20/27	17,650	16,771
QUALCOMM Inc.	4.650%	5/20/35	8,825	9,143
QUALCOMM Inc.	4.800%	5/20/45	11,610	12,078
QUALCOMM Inc.	4.300%	5/20/47	12,875	12,379

9 Seagate HDD Cayman	4.250%	3/1/22	6,900	6,814
Seagate HDD Cayman	4.750%	6/1/23	7,275	7,275
9 Seagate HDD Cayman	4.875%	3/1/24	4,500	4,444
Seagate HDD Cayman	4.750%	1/1/25	8,125	7,902
Seagate HDD Cayman	4.875%	6/1/27	5,335	5,042
Seagate HDD Cayman	5.750%	12/1/34	3,675	3,491
Tech Data Corp.	3.700%	2/15/22	4,350	4,292
Tech Data Corp.	4.950%	2/15/27	4,400	4,417
Texas Instruments Inc.	1.650%	8/3/19	5,450	5,383
Texas Instruments Inc.	2.750%	3/12/21	4,000	3,986
Texas Instruments Inc.	1.850%	5/15/22	4,250	4,066
Texas Instruments Inc.	2.250%	5/1/23	1,750	1,674
Texas Instruments Inc.	2.625%	5/15/24	2,500	2,411
Texas Instruments Inc.	2.900%	11/3/27	5,725	5,428
Total System Services Inc.	3.800%	4/1/21	9,805	9,906
Total System Services Inc.	3.750%	6/1/23	4,675	4,654
Total System Services Inc.	4.800%	4/1/26	9,879	10,317
Trimble Navigation Ltd.	4.750%	12/1/24	2,500	2,618
Tyco Electronics Group SA	4.875%	1/15/21	3,750	3,929
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,940
Tyco Electronics Group SA	3.450%	8/1/24	1,025	1,023
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,095
Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,826
Tyco Electronics Group SA	7.125%	10/1/37	9,700	13,395
Verisk Analytics Inc.	5.800%	5/1/21	3,785	4,062
Verisk Analytics Inc.	4.125%	9/12/22	8,125	8,365
Verisk Analytics Inc.	4.000%	6/15/25	6,600	6,606
Verisk Analytics Inc.	5.500%	6/15/45	4,070	4,474
VMware Inc.	2.300%	8/21/20	14,075	13,693
VMware Inc.	2.950%	8/21/22	12,600	12,120
VMware Inc.	3.900%	8/21/27	10,400	9,878
Xerox Corp.	5.625%	12/15/19	1,165	1,207
Xerox Corp.	2.800%	5/15/20	2,250	2,225
Xerox Corp.	2.750%	9/1/20	1,825	1,789
Xerox Corp.	4.070%	3/17/22	7,187	7,176
Xerox Corp.	3.625%	3/15/23	11,985	11,698
Xerox Corp.	6.750%	12/15/39	725	771
Xilinx Inc.	3.000%	3/15/21	9,450	9,394
Xilinx Inc.	2.950%	6/1/24	5,525	5,288

Transportation (0.6%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	3,755	3,902
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	899	905
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	4,152	4,315
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,724	1,703
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,997	5,805
4 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,298	1,276
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	951	939
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,949	1,964

4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	3,016	2,973
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	4,005	3,922
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	9,821	9,433
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	2,164	2,063
4 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	6,816	6,461
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,691	2,662
4 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,401	1,439
4 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	5,500	5,293
Burlington Northern Santa Fe LLC	4.700%	10/1/19	50	51
Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,750	3,803
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,340	2,370
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,024
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,100	6,094
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,290	6,237
Burlington Northern Santa Fe LLC	3.850%	9/1/23	6,200	6,373
Burlington Northern Santa Fe LLC	3.750%	4/1/24	3,475	3,540
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,453
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	11,949
Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,400	11,209
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,115
Burlington Northern Santa Fe LLC	6.150%	5/1/37	550	700
Burlington Northern Santa Fe LLC	5.750%	5/1/40	12,450	15,301
Burlington Northern Santa Fe LLC	5.050%	3/1/41	3,875	4,384
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	4,785
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,103
Burlington Northern Santa Fe LLC	4.400%	3/15/42	4,304	4,516
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	10,033
Burlington Northern Santa Fe LLC	4.450%	3/15/43	10,340	10,858
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	8,249
Burlington Northern Santa Fe LLC	4.550%	9/1/44	7,805	8,373
Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,180	1,202
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,258
Burlington Northern Santa Fe LLC	3.900%	8/1/46	3,300	3,242
Burlington Northern Santa Fe LLC	4.125%	6/15/47	13,150	13,509
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	5,931
Canadian National Railway Co.	2.400%	2/3/20	4,150	4,138
Canadian National Railway Co.	2.850%	12/15/21	11,235	11,195
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,713
Canadian National Railway Co.	6.900%	7/15/28	300	381
Canadian National Railway Co.	6.250%	8/1/34	370	477
Canadian National Railway Co.	6.200%	6/1/36	5,425	7,009
Canadian National Railway Co.	6.375%	11/15/37	250	334
Canadian National Railway Co.	3.200%	8/2/46	4,850	4,321
Canadian National Railway Co.	3.650%	2/3/48	6,450	6,195
Canadian Pacific Railway Co.	7.250%	5/15/19	2,520	2,644
Canadian Pacific Railway Co.	4.500%	1/15/22	4,925	5,124
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,823
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,386
Canadian Pacific Railway Co.	7.125%	10/15/31	1,456	1,895

Canadian Pacific Railway Co.	5.750%	3/15/33	100	114
Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	13,790
Canadian Pacific Railway Co.	5.750%	1/15/42	9,360	11,424
Canadian Pacific Railway Co.	4.800%	8/1/45	100	112
Canadian Pacific Railway Co.	6.125%	9/15/15	2,010	2,516
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	1,118	1,181
4 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	3,060	3,142
4 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,285	5,361
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	977	986
CSX Corp.	4.250%	6/1/21	7,340	7,572
CSX Corp.	3.700%	11/1/23	1,200	1,215
CSX Corp.	3.350%	11/1/25	3,450	3,366
CSX Corp.	2.600%	11/1/26	1,400	1,277
CSX Corp.	3.250%	6/1/27	12,250	11,674
CSX Corp.	3.800%	3/1/28	13,250	13,172
CSX Corp.	6.000%	10/1/36	400	487
CSX Corp.	6.150%	5/1/37	1,500	1,851
CSX Corp.	6.220%	4/30/40	5,939	7,450
CSX Corp.	5.500%	4/15/41	4,900	5,633
CSX Corp.	4.750%	5/30/42	2,290	2,431
CSX Corp.	4.100%	3/15/44	4,525	4,359
CSX Corp.	3.800%	11/1/46	2,375	2,189
CSX Corp.	4.300%	3/1/48	9,475	9,420
CSX Corp.	3.950%	5/1/50	10,130	9,310
CSX Corp.	4.500%	8/1/54	235	232
CSX Corp.	4.250%	11/1/66	5,175	4,655
CSX Corp.	4.650%	3/1/68	5,720	5,574
4 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	5,930	6,561
4 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	2,677	2,834
4 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	424	429
4 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	895	914
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	937	928
Delta Air Lines Inc.	2.875%	3/13/20	7,000	6,949
Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,287
Delta Air Lines Inc.	3.625%	3/15/22	6,900	6,868
FedEx Corp.	2.300%	2/1/20	4,100	4,060
FedEx Corp.	2.625%	8/1/22	3,303	3,226
FedEx Corp.	4.000%	1/15/24	3,250	3,358
FedEx Corp.	3.200%	2/1/25	3,300	3,214
FedEx Corp.	3.250%	4/1/26	3,500	3,389
FedEx Corp.	3.300%	3/15/27	3,350	3,248
FedEx Corp.	3.400%	2/15/28	13,000	12,519
FedEx Corp.	4.900%	1/15/34	875	940
FedEx Corp.	3.900%	2/1/35	6,600	6,374
FedEx Corp.	3.875%	8/1/42	275	253
FedEx Corp.	4.100%	4/15/43	2,275	2,180
FedEx Corp.	5.100%	1/15/44	7,502	8,154
FedEx Corp.	4.750%	11/15/45	11,725	12,082

FedEx Corp.	4.550%	4/1/46	7,910	7,954
FedEx Corp.	4.400%	1/15/47	8,400	8,270
FedEx Corp.	4.050%	2/15/48	15,100	14,048
JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	5,958
Kansas City Southern	3.000%	5/15/23	3,975	3,853
Kansas City Southern	4.300%	5/15/43	4,440	4,343
Kansas City Southern	4.950%	8/15/45	10,525	11,423
Kirby Corp.	4.200%	3/1/28	7,825	7,829
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,895	2,873
Norfolk Southern Corp.	5.900%	6/15/19	3,390	3,510
Norfolk Southern Corp.	3.250%	12/1/21	1,000	1,003
Norfolk Southern Corp.	3.000%	4/1/22	5,130	5,101
Norfolk Southern Corp.	2.903%	2/15/23	7,053	6,951
Norfolk Southern Corp.	3.850%	1/15/24	2,170	2,199
Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,733
Norfolk Southern Corp.	3.150%	6/1/27	6,000	5,712
Norfolk Southern Corp.	7.050%	5/1/37	800	1,112
Norfolk Southern Corp.	4.837%	10/1/41	9,748	10,586
Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,055
Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,495
Norfolk Southern Corp.	4.650%	1/15/46	3,900	4,129
9 Norfolk Southern Corp.	4.050%	8/15/52	12,074	11,611
Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,741
Norfolk Southern Railway Co.	9.750%	6/15/20	275	314
4 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	175	184
Ryder System Inc.	2.550%	6/1/19	8,825	8,806
Ryder System Inc.	2.450%	9/3/19	700	697
Ryder System Inc.	2.500%	5/11/20	2,000	1,976
Ryder System Inc.	2.875%	9/1/20	1,850	1,837
Ryder System Inc.	2.250%	9/1/21	350	338
Ryder System Inc.	3.400%	3/1/23	5,300	5,282
Southwest Airlines Co.	2.750%	11/6/19	3,450	3,444
Southwest Airlines Co.	2.650%	11/5/20	3,505	3,472
Southwest Airlines Co.	2.750%	11/16/22	1,000	981
Southwest Airlines Co.	3.000%	11/15/26	3,425	3,227
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,588
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	246	262
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	2,332	2,345
Trinity Industries Inc.	4.550%	10/1/24	1,250	1,245
Union Pacific Corp.	1.800%	2/1/20	1,000	983
Union Pacific Corp.	2.250%	6/19/20	6,300	6,224
Union Pacific Corp.	4.000%	2/1/21	4,325	4,440
Union Pacific Corp.	4.163%	7/15/22	9,746	10,129
Union Pacific Corp.	2.750%	4/15/23	4,500	4,396
Union Pacific Corp.	3.646%	2/15/24	3,543	3,597
Union Pacific Corp.	3.250%	1/15/25	4,200	4,171
Union Pacific Corp.	3.250%	8/15/25	4,200	4,150
Union Pacific Corp.	2.750%	3/1/26	3,350	3,193
Union Pacific Corp.	3.000%	4/15/27	6,910	6,663
Union Pacific Corp.	3.375%	2/1/35	5,000	4,711
Union Pacific Corp.	3.600%	9/15/37	4,485	4,306
Union Pacific Corp.	4.250%	4/15/43	100	102
Union Pacific Corp.	4.821%	2/1/44	500	559
Union Pacific Corp.	4.150%	1/15/45	350	355

Union Pacific Corp.	4.050%	11/15/45	7,225	7,243
Union Pacific Corp.	3.350%	8/15/46	3,050	2,718
Union Pacific Corp.	4.000%	4/15/47	3,850	3,847
Union Pacific Corp.	3.799%	10/1/51	16,224	15,435
Union Pacific Corp.	3.875%	2/1/55	5,495	5,175
Union Pacific Corp.	4.375%	11/15/65	10,660	10,636
Union Pacific Corp.	4.100%	9/15/67	6,045	5,746
4 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	444	497
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	2,172	2,211
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,710	4,748
4 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	2,229	2,216
4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	1,750	1,744
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	5,634	5,523
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	3,408	3,305
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	23,002	22,286
4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	1,275	1,223
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	4,545	4,280
United Parcel Service Inc.	5.125%	4/1/19	5,075	5,198
United Parcel Service Inc.	3.125%	1/15/21	7,200	7,248
United Parcel Service Inc.	2.050%	4/1/21	14,850	14,507
United Parcel Service Inc.	2.350%	5/16/22	6,000	5,844
United Parcel Service Inc.	2.450%	10/1/22	14,776	14,355
United Parcel Service Inc.	2.500%	4/1/23	13,900	13,484
United Parcel Service Inc.	2.800%	11/15/24	10,050	9,667
United Parcel Service Inc.	2.400%	11/15/26	10,550	9,676
United Parcel Service Inc.	3.050%	11/15/27	14,900	14,295
United Parcel Service Inc.	6.200%	1/15/38	9,650	12,523
United Parcel Service Inc.	4.875%	11/15/40	3,625	4,073
United Parcel Service Inc.	3.625%	10/1/42	2,400	2,298
United Parcel Service Inc.	3.400%	11/15/46	2,125	1,924
United Parcel Service Inc.	3.750%	11/15/47	13,580	13,033
United Parcel Service of America Inc.	8.375%	4/1/30	500	673
				25,719,046
Utilities (1.9%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	2,700	2,593
AEP Texas Inc.	3.800%	10/1/47	3,000	2,844
AEP Transmission Co. LLC	4.000%	12/1/46	1,740	1,734
9 AEP Transmission Co. LLC	3.750%	12/1/47	7,030	6,679
Alabama Power Co.	2.450%	3/30/22	6,500	6,339
Alabama Power Co.	3.550%	12/1/23	8,800	8,902
Alabama Power Co.	6.125%	5/15/38	900	1,137
Alabama Power Co.	6.000%	3/1/39	2,400	3,021
Alabama Power Co.	3.850%	12/1/42	1,850	1,824
Alabama Power Co.	4.150%	8/15/44	2,300	2,356
Alabama Power Co.	3.750%	3/1/45	3,615	3,496
Alabama Power Co.	4.300%	1/2/46	9,900	10,464

Alabama Power Co.	3.700%	12/1/47	4,475	4,258
Ameren Corp.	2.700%	11/15/20	2,550	2,520
Ameren Corp.	3.650%	2/15/26	2,775	2,713
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,101
Ameren Illinois Co.	3.250%	3/1/25	1,890	1,869
Ameren Illinois Co.	4.150%	3/15/46	525	539
Ameren Illinois Co.	3.700%	12/1/47	7,675	7,374
American Electric Power Co. Inc.	2.150%	11/13/20	2,850	2,788
American Electric Power Co. Inc.	3.200%	11/13/27	4,300	4,096
Appalachian Power Co.	4.600%	3/30/21	13,850	14,415
Appalachian Power Co.	7.000%	4/1/38	1,880	2,567
Appalachian Power Co.	4.400%	5/15/44	4,000	4,159
Appalachian Power Co.	4.450%	6/1/45	1,650	1,727
Arizona Public Service Co.	3.150%	5/15/25	650	640
Arizona Public Service Co.	2.950%	9/15/27	5,300	5,041
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,265
Arizona Public Service Co.	4.350%	11/15/45	1,400	1,481
Arizona Public Service Co.	3.750%	5/15/46	7,050	6,794
Avangrid Inc.	3.150%	12/1/24	5,495	5,323
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,884
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,225	3,227
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	7,893
Baltimore Gas & Electric Co.	3.500%	8/15/46	10,445	9,498
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,325	2,225
9 Berkshire Hathaway Energy Co.	2.375%	1/15/21	5,900	5,790
9 Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,875	6,732
Berkshire Hathaway Energy Co.	3.750%	11/15/23	5,925	6,020
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,916
9 Berkshire Hathaway Energy Co.	3.250%	4/15/28	750	723
Berkshire Hathaway Energy Co.	6.125%	4/1/36	13,225	16,816
Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,542	6,883
Berkshire Hathaway Energy Co.	6.500%	9/15/37	7,055	9,276
Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,550	8,650
Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,675	6,037
9 Berkshire Hathaway Energy Co.	3.800%	7/15/48	4,600	4,381
Black Hills Corp.	3.950%	1/15/26	1,300	1,310
Black Hills Corp.	3.150%	1/15/27	2,875	2,695
Black Hills Corp.	4.200%	9/15/46	4,025	3,921
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,593
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	671
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	8,800	8,098
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,000	1,908
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,694
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	400	438
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	4,000	4,032
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,259
Cleco Corporate Holdings LLC	3.743%	5/1/26	13,100	12,465
Cleco Corporate Holdings LLC	4.973%	5/1/46	3,975	4,068
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,250	1,390
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,944
CMS Energy Corp.	8.750%	6/15/19	1,873	2,001
CMS Energy Corp.	6.250%	2/1/20	2,900	3,054
CMS Energy Corp.	5.050%	3/15/22	50	53
CMS Energy Corp.	3.000%	5/15/26	2,650	2,511
CMS Energy Corp.	3.450%	8/15/27	2,875	2,778
CMS Energy Corp.	4.875%	3/1/44	4,995	5,470
Commonwealth Edison Co.	4.000%	8/1/20	5,200	5,313

Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,124
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,448
Commonwealth Edison Co.	2.950%	8/15/27	3,000	2,868
Commonwealth Edison Co.	5.900%	3/15/36	3,330	4,189
Commonwealth Edison Co.	6.450%	1/15/38	3,020	4,030
Commonwealth Edison Co.	3.800%	10/1/42	4,450	4,292
Commonwealth Edison Co.	4.600%	8/15/43	2,000	2,211
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,407
Commonwealth Edison Co.	4.350%	11/15/45	12,925	13,655
Commonwealth Edison Co.	3.650%	6/15/46	8,425	7,943
Commonwealth Edison Co.	3.750%	8/15/47	4,800	4,586
Connecticut Light & Power Co.	2.500%	1/15/23	10,083	9,753
Connecticut Light & Power Co.	3.200%	3/15/27	2,500	2,444
Connecticut Light & Power Co.	4.300%	4/15/44	4,800	5,080
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,738
Connecticut Light & Power Co.	4.000%	4/1/48	4,250	4,336
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	4,850	5,037
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	6,775	6,990
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	4,450	4,331
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	800	935
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	8,615	10,618
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,085
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	717
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	25	30
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,827
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	120
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,466
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	15,095	15,885
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,875	2,000
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	4,100	3,963
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	10,025	9,811
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	7,586
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,706
Consolidated Edison Inc.	2.000%	3/15/20	3,475	3,411
Consolidated Edison Inc.	2.000%	5/15/21	2,700	2,604
Constellation Energy Group Inc.	5.150%	12/1/20	4,405	4,590
Consumers Energy Co.	6.700%	9/15/19	8,060	8,511
Consumers Energy Co.	5.650%	4/15/20	1,375	1,453
Consumers Energy Co.	2.850%	5/15/22	3,516	3,470
Consumers Energy Co.	3.375%	8/15/23	925	926
Consumers Energy Co.	3.950%	5/15/43	3,975	3,997
Consumers Energy Co.	3.250%	8/15/46	3,375	2,990
Consumers Energy Co.	3.950%	7/15/47	2,750	2,764
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,193
Delmarva Power & Light Co.	4.150%	5/15/45	5,000	5,090
Dominion Energy Inc.	2.500%	12/1/19	2,900	2,876
Dominion Energy Inc.	2.579%	7/1/20	4,800	4,740
Dominion Energy Inc.	4.450%	3/15/21	6,083	6,262
Dominion Energy Inc.	2.000%	8/15/21	5,100	4,876
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,722
Dominion Energy Inc.	2.750%	9/15/22	450	435
Dominion Energy Inc.	3.625%	12/1/24	5,300	5,254
Dominion Energy Inc.	3.900%	10/1/25	3,550	3,542
Dominion Energy Inc.	2.850%	8/15/26	4,875	4,508
Dominion Energy Inc.	6.300%	3/15/33	400	488
Dominion Energy Inc.	5.950%	6/15/35	6,075	7,170
Dominion Energy Inc.	7.000%	6/15/38	3,350	4,427

Dominion Energy Inc.	4.900%	8/1/41	5,660	6,074
Dominion Energy Inc.	4.050%	9/15/42	6,747	6,484
Dominion Energy Inc.	4.700%	12/1/44	3,875	4,075
4 Dominion Energy Inc.	5.750%	10/1/54	625	661
DTE Electric Co.	3.450%	10/1/20	6,755	6,835
DTE Electric Co.	3.650%	3/15/24	2,510	2,570
DTE Electric Co.	3.375%	3/1/25	150	150
DTE Electric Co.	4.000%	4/1/43	1,971	1,993
DTE Electric Co.	4.300%	7/1/44	50	53
DTE Electric Co.	3.700%	3/15/45	4,300	4,144
DTE Electric Co.	3.700%	6/1/46	6,200	5,948
DTE Electric Co.	3.750%	8/15/47	5,725	5,586
DTE Energy Co.	1.500%	10/1/19	3,250	3,188
DTE Energy Co.	2.400%	12/1/19	2,250	2,235
DTE Energy Co.	3.300%	6/15/22	2,225	2,222
DTE Energy Co.	3.500%	6/1/24	10,200	10,058
DTE Energy Co.	2.850%	10/1/26	22,200	20,371
DTE Energy Co.	3.800%	3/15/27	3,550	3,528
DTE Energy Co.	6.375%	4/15/33	100	123
Duke Energy Carolinas LLC	4.300%	6/15/20	2,375	2,444
Duke Energy Carolinas LLC	3.900%	6/15/21	8,868	9,074
Duke Energy Carolinas LLC	2.500%	3/15/23	275	267
Duke Energy Carolinas LLC	3.050%	3/15/23	8,000	7,969
Duke Energy Carolinas LLC	2.950%	12/1/26	8,200	7,893
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,410
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,376
Duke Energy Carolinas LLC	6.100%	6/1/37	3,775	4,805
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,067
Duke Energy Carolinas LLC	6.050%	4/15/38	3,375	4,317
Duke Energy Carolinas LLC	5.300%	2/15/40	5,040	5,981
Duke Energy Carolinas LLC	4.250%	12/15/41	6,875	7,169
Duke Energy Carolinas LLC	4.000%	9/30/42	3,775	3,787
Duke Energy Carolinas LLC	3.750%	6/1/45	2,100	2,027
Duke Energy Carolinas LLC	3.875%	3/15/46	12,654	12,432
Duke Energy Carolinas LLC	3.700%	12/1/47	4,550	4,348
Duke Energy Carolinas LLC	3.950%	3/15/48	4,600	4,636
Duke Energy Corp.	5.050%	9/15/19	2,225	2,297
Duke Energy Corp.	3.550%	9/15/21	100	101
Duke Energy Corp.	2.400%	8/15/22	11,385	10,925
Duke Energy Corp.	3.050%	8/15/22	5,090	5,015
Duke Energy Corp.	3.950%	10/15/23	1,850	1,882
Duke Energy Corp.	3.750%	4/15/24	7,025	7,027
Duke Energy Corp.	2.650%	9/1/26	6,105	5,557
Duke Energy Corp.	3.150%	8/15/27	8,875	8,341
Duke Energy Corp.	4.800%	12/15/45	4,516	4,857
Duke Energy Corp.	3.750%	9/1/46	8,842	8,022
Duke Energy Corp.	3.950%	8/15/47	8,800	8,220
4 Duke Energy Florida LLC	2.100%	12/15/19	2,800	2,785
Duke Energy Florida LLC	3.200%	1/15/27	9,225	9,028
Duke Energy Florida LLC	6.350%	9/15/37	775	1,034
Duke Energy Florida LLC	6.400%	6/15/38	4,975	6,644
Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,070
Duke Energy Florida LLC	3.400%	10/1/46	5,465	4,945
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	905	890
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,800	1,738
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,025	2,855
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	1,500	1,357

4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	2,575	2,390
Duke Energy Indiana LLC	3.750%	7/15/20	2,275	2,322
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,451
Duke Energy Indiana LLC	6.350%	8/15/38	3,575	4,750
Duke Energy Indiana LLC	4.900%	7/15/43	2,450	2,765
Duke Energy Indiana LLC	3.750%	5/15/46	14,700	14,108
Duke Energy Ohio Inc.	3.800%	9/1/23	100	103
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,155
Duke Energy Progress LLC	3.000%	9/15/21	5,756	5,752
Duke Energy Progress LLC	2.800%	5/15/22	10,745	10,644
Duke Energy Progress LLC	3.250%	8/15/25	3,050	3,024
Duke Energy Progress LLC	6.300%	4/1/38	3,025	3,959
Duke Energy Progress LLC	4.100%	5/15/42	3,925	3,979
Duke Energy Progress LLC	4.100%	3/15/43	2,100	2,117
Duke Energy Progress LLC	4.375%	3/30/44	10,150	10,745
Duke Energy Progress LLC	4.150%	12/1/44	4,475	4,577
Duke Energy Progress LLC	4.200%	8/15/45	50	52
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,317
Duke Energy Progress LLC	3.600%	9/15/47	375	354
Edison International	2.125%	4/15/20	6,000	5,880
Edison International	2.400%	9/15/22	1,500	1,452
Edison International	2.950%	3/15/23	7,675	7,405
Edison International	4.125%	3/15/28	4,700	4,727
El Paso Electric Co.	6.000%	5/15/35	800	939
El Paso Electric Co.	5.000%	12/1/44	3,100	3,197
Emera US Finance LP	2.150%	6/15/19	1,250	1,240
Emera US Finance LP	2.700%	6/15/21	6,425	6,277
Emera US Finance LP	3.550%	6/15/26	6,250	5,986
Emera US Finance LP	4.750%	6/15/46	18,275	18,260
Enel Americas SA	4.000%	10/25/26	1,100	1,069
Entergy Arkansas Inc.	3.750%	2/15/21	3,350	3,415
Entergy Arkansas Inc.	3.500%	4/1/26	4,000	3,991
Entergy Corp.	4.000%	7/15/22	5,900	6,001
Entergy Corp.	2.950%	9/1/26	5,850	5,441
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	8,450	8,624
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,123
Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,795
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,389
Entergy Louisiana LLC	2.400%	10/1/26	5,625	5,149
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,427
Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,539
Entergy Louisiana LLC	3.050%	6/1/31	13,505	12,605
Entergy Louisiana LLC	4.000%	3/15/33	7,195	7,306
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,367
Entergy Mississippi Inc.	2.850%	6/1/28	8,225	7,688
Eversource Energy	4.500%	11/15/19	10,232	10,497
Eversource Energy	2.500%	3/15/21	2,000	1,966
Eversource Energy	2.750%	3/15/22	3,425	3,350
Eversource Energy	2.900%	10/1/24	2,800	2,686
Eversource Energy	3.300%	1/15/28	3,750	3,597
Exelon Corp.	2.850%	6/15/20	1,625	1,610
Exelon Corp.	2.450%	4/15/21	1,000	971
Exelon Corp.	3.497%	6/1/22	3,000	2,968
Exelon Corp.	3.950%	6/15/25	11,550	11,561
Exelon Corp.	3.400%	4/15/26	7,075	6,808
Exelon Corp.	4.950%	6/15/35	5,400	5,872
Exelon Corp.	5.625%	6/15/35	3,650	4,342

Exelon Corp.	5.100%	6/15/45	4,900	5,437
Exelon Corp.	4.450%	4/15/46	7,025	7,185
Exelon Generation Co. LLC	2.950%	1/15/20	4,925	4,906
Exelon Generation Co. LLC	4.000%	10/1/20	4,300	4,372
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	6,373
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,350
Exelon Generation Co. LLC	6.250%	10/1/39	3,000	3,262
Exelon Generation Co. LLC	5.750%	10/1/41	5,250	5,394
Exelon Generation Co. LLC	5.600%	6/15/42	8,148	8,378
FirstEnergy Corp.	2.850%	7/15/22	5,050	4,890
FirstEnergy Corp.	4.250%	3/15/23	4,200	4,276
FirstEnergy Corp.	3.900%	7/15/27	11,275	11,048
FirstEnergy Corp.	7.375%	11/15/31	13,122	17,242
FirstEnergy Corp.	4.850%	7/15/47	7,775	8,125
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,349
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,810
Florida Power & Light Co.	5.625%	4/1/34	1,450	1,764
Florida Power & Light Co.	5.650%	2/1/37	879	1,078
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,185
Florida Power & Light Co.	5.960%	4/1/39	9,900	12,823
Florida Power & Light Co.	5.250%	2/1/41	975	1,168
Florida Power & Light Co.	4.125%	2/1/42	11,725	12,095
Florida Power & Light Co.	4.050%	6/1/42	4,600	4,722
Florida Power & Light Co.	3.800%	12/15/42	5,335	5,310
Florida Power & Light Co.	4.050%	10/1/44	2,973	3,051
Florida Power & Light Co.	3.700%	12/1/47	5,625	5,491
Florida Power & Light Co.	3.950%	3/1/48	11,345	11,515
Fortis Inc.	2.100%	10/4/21	3,900	3,729
Fortis Inc.	3.055%	10/4/26	28,475	26,312
Georgia Power Co.	2.000%	3/30/20	3,150	3,108
Georgia Power Co.	2.000%	9/8/20	12,900	12,604
Georgia Power Co.	2.400%	4/1/21	2,200	2,160
Georgia Power Co.	2.850%	5/15/22	1,900	1,868
Georgia Power Co.	3.250%	4/1/26	8,250	8,004
Georgia Power Co.	3.250%	3/30/27	3,500	3,382
Georgia Power Co.	5.650%	3/1/37	200	232
Georgia Power Co.	5.950%	2/1/39	1,400	1,711
Georgia Power Co.	5.400%	6/1/40	5,000	5,757
Georgia Power Co.	4.750%	9/1/40	4,975	5,310
Georgia Power Co.	4.300%	3/15/42	9,815	9,963
Georgia Power Co.	4.300%	3/15/43	3,910	3,952
Gulf Power Co.	3.300%	5/30/27	2,325	2,261
Iberdrola International BV	6.750%	7/15/36	3,735	4,766
Indiana Michigan Power Co.	6.050%	3/15/37	2,975	3,667
Indiana Michigan Power Co.	4.550%	3/15/46	1,250	1,320
Indiana Michigan Power Co.	3.750%	7/1/47	4,875	4,610
Interstate Power & Light Co.	3.250%	12/1/24	5,050	4,971
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,184
Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,767
9 ITC Holdings Corp.	2.700%	11/15/22	3,445	3,331
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,561
ITC Holdings Corp.	3.250%	6/30/26	1,965	1,886
9 ITC Holdings Corp.	3.350%	11/15/27	4,025	3,838
ITC Holdings Corp.	5.300%	7/1/43	5,431	6,304
4 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,851	3,022
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,554

Kansas City Power & Light Co.	6.050%	11/15/35	125	155
Kansas City Power & Light Co.	5.300%	10/1/41	4,845	5,526
Kansas City Power & Light Co.	4.200%	6/15/47	5,500	5,445
Kansas City Power & Light Co.	4.200%	3/15/48	5,025	5,081
Kentucky Utilities Co.	3.250%	11/1/20	4,895	4,921
Kentucky Utilities Co.	5.125%	11/1/40	4,380	5,141
LG&E & KU Energy LLC	3.750%	11/15/20	1,625	1,646
LG&E & KU Energy LLC	4.375%	10/1/21	5,190	5,350
Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,363
MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,097
MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,948
MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,247
MidAmerican Energy Co.	5.750%	11/1/35	1,575	1,918
MidAmerican Energy Co.	5.800%	10/15/36	1,450	1,789
MidAmerican Energy Co.	4.800%	9/15/43	2,385	2,692
MidAmerican Energy Co.	4.400%	10/15/44	3,850	4,107
MidAmerican Energy Co.	4.250%	5/1/46	3,605	3,794
MidAmerican Energy Co.	3.950%	8/1/47	4,500	4,531
MidAmerican Energy Co.	3.650%	8/1/48	6,775	6,504
Mississippi Power Co.	4.250%	3/15/42	4,350	4,204
National Rural Utilities Cooperative Finance
Corp.	1.500%	11/1/19	632	621
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	4,250	4,233
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	3,075	3,039
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	8,975	8,910
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	4,004	3,958
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	2,475	2,468
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,510	6,478
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	3,500	3,391
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,050	2,952
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,400	3,406
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,200	6,041
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,500	4,334
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	2,150	2,057
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	6,175	6,148
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,513	2,135
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	7,378	7,533
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	50	51
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	2,900	3,075
Nevada Power Co.	6.650%	4/1/36	965	1,286

Nevada Power Co.	6.750%	7/1/37	1,475	1,987
NextEra Energy Capital Holdings Inc.	2.300%	4/1/19	9,350	9,308
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	6,500	6,468
NextEra Energy Capital Holdings Inc.	2.700%	9/15/19	950	951
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	910	942
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	14,280	13,865
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,000	9,695
4 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	5,090	4,874
Northern States Power Co.	2.200%	8/15/20	1,700	1,675
Northern States Power Co.	2.150%	8/15/22	75	72
Northern States Power Co.	2.600%	5/15/23	1,280	1,247
Northern States Power Co.	6.250%	6/1/36	840	1,096
Northern States Power Co.	6.200%	7/1/37	1,845	2,393
Northern States Power Co.	5.350%	11/1/39	3,295	3,945
Northern States Power Co.	3.400%	8/15/42	2,645	2,444
Northern States Power Co.	4.125%	5/15/44	5,850	6,045
Northern States Power Co.	4.000%	8/15/45	1,200	1,224
Northern States Power Co.	3.600%	5/15/46	3,075	2,944
NorthWestern Corp.	4.176%	11/15/44	2,425	2,467
NSTAR Electric Co.	2.375%	10/15/22	5,475	5,280
NSTAR Electric Co.	3.200%	5/15/27	6,000	5,850
NSTAR Electric Co.	5.500%	3/15/40	3,655	4,397
NV Energy Inc.	6.250%	11/15/20	9,360	10,067
Oglethorpe Power Corp.	5.950%	11/1/39	500	611
Oglethorpe Power Corp.	5.375%	11/1/40	7,195	8,221
Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,570
Ohio Edison Co.	6.875%	7/15/36	4,000	5,295
Ohio Power Co.	5.375%	10/1/21	5,975	6,418
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,295
Oklahoma Gas & Electric Co.	3.850%	8/15/47	9,475	9,247
Oncor Electric Delivery Co. LLC	2.150%	6/1/19	2,125	2,110
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,739
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	2,890
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,880
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	205
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,800	4,044
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,168
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,540	8,207
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	4,607
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	4,740
9 Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,590
Pacific Gas & Electric Co.	3.500%	10/1/20	5,790	5,829
Pacific Gas & Electric Co.	4.250%	5/15/21	4,400	4,507
Pacific Gas & Electric Co.	2.450%	8/15/22	6,967	6,667
Pacific Gas & Electric Co.	3.250%	6/15/23	3,175	3,122
Pacific Gas & Electric Co.	3.850%	11/15/23	1,200	1,216
Pacific Gas & Electric Co.	3.750%	2/15/24	3,175	3,174
Pacific Gas & Electric Co.	3.400%	8/15/24	3,225	3,161
Pacific Gas & Electric Co.	3.500%	6/15/25	5,575	5,401
Pacific Gas & Electric Co.	2.950%	3/1/26	1,200	1,121
Pacific Gas & Electric Co.	3.300%	3/15/27	3,300	3,132
9 Pacific Gas & Electric Co.	3.300%	12/1/27	11,150	10,569
Pacific Gas & Electric Co.	6.050%	3/1/34	23,449	27,843
Pacific Gas & Electric Co.	5.800%	3/1/37	10,259	12,053
Pacific Gas & Electric Co.	6.350%	2/15/38	4,000	4,959
Pacific Gas & Electric Co.	6.250%	3/1/39	5,383	6,593
Pacific Gas & Electric Co.	4.450%	4/15/42	13,077	13,097

Pacific Gas & Electric Co.	4.600%	6/15/43	3,826	3,894
Pacific Gas & Electric Co.	5.125%	11/15/43	2,850	3,072
Pacific Gas & Electric Co.	4.750%	2/15/44	3,080	3,191
Pacific Gas & Electric Co.	4.300%	3/15/45	4,600	4,459
Pacific Gas & Electric Co.	4.250%	3/15/46	7,375	7,069
Pacific Gas & Electric Co.	4.000%	12/1/46	6,075	5,666
9 Pacific Gas & Electric Co.	3.950%	12/1/47	6,900	6,372
PacifiCorp	2.950%	2/1/22	5,875	5,876
PacifiCorp	3.600%	4/1/24	4,350	4,382
PacifiCorp	7.700%	11/15/31	985	1,372
PacifiCorp	5.250%	6/15/35	2,875	3,340
PacifiCorp	6.100%	8/1/36	2,750	3,476
PacifiCorp	5.750%	4/1/37	10,875	13,309
PacifiCorp	6.250%	10/15/37	1,100	1,426
PacifiCorp	6.350%	7/15/38	2,650	3,505
PacifiCorp	6.000%	1/15/39	100	128
PacifiCorp	4.100%	2/1/42	4,250	4,348
PECO Energy Co.	2.375%	9/15/22	6,354	6,176
PECO Energy Co.	5.950%	10/1/36	3,900	4,838
PECO Energy Co.	4.150%	10/1/44	2,040	2,131
Pinnacle West Capital Corp.	2.250%	11/30/20	3,050	2,979
PNM Resources Inc.	3.250%	3/9/21	2,290	2,287
Potomac Electric Power Co.	3.600%	3/15/24	200	202
Potomac Electric Power Co.	6.500%	11/15/37	4,068	5,405
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,306
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,833
PPL Capital Funding Inc.	3.500%	12/1/22	490	490
PPL Capital Funding Inc.	3.400%	6/1/23	10,900	10,801
PPL Capital Funding Inc.	3.950%	3/15/24	275	279
PPL Capital Funding Inc.	3.100%	5/15/26	5,000	4,719
PPL Capital Funding Inc.	4.700%	6/1/43	4,050	4,259
PPL Capital Funding Inc.	5.000%	3/15/44	4,324	4,712
PPL Capital Funding Inc.	4.000%	9/15/47	3,425	3,299
PPL Electric Utilities Corp.	3.000%	9/15/21	3,065	3,060
PPL Electric Utilities Corp.	6.250%	5/15/39	1,075	1,405
PPL Electric Utilities Corp.	4.750%	7/15/43	3,910	4,342
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,874
PPL Electric Utilities Corp.	4.150%	10/1/45	2,800	2,875
PPL Electric Utilities Corp.	3.950%	6/1/47	3,450	3,456
Progress Energy Inc.	4.875%	12/1/19	150	155
Progress Energy Inc.	4.400%	1/15/21	7,667	7,873
Progress Energy Inc.	3.150%	4/1/22	12,800	12,647
Progress Energy Inc.	7.750%	3/1/31	200	272
Progress Energy Inc.	7.000%	10/30/31	2,300	3,002
Progress Energy Inc.	6.000%	12/1/39	6,652	8,290
PSEG Power LLC	5.125%	4/15/20	415	432
PSEG Power LLC	3.000%	6/15/21	1,675	1,668
PSEG Power LLC	8.625%	4/15/31	2,725	3,587
Public Service Co. of Colorado	5.125%	6/1/19	3,725	3,820
Public Service Co. of Colorado	3.200%	11/15/20	6,225	6,268
Public Service Co. of Colorado	6.500%	8/1/38	75	101
Public Service Co. of Colorado	3.600%	9/15/42	850	817
Public Service Co. of Colorado	4.300%	3/15/44	4,575	4,834
Public Service Co. of Colorado	3.800%	6/15/47	6,000	5,896
Public Service Co. of New Hampshire	3.500%	11/1/23	875	879
Public Service Co. of Oklahoma	5.150%	12/1/19	650	673
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,374

Public Service Electric & Gas Co.	2.375%	5/15/23	3,100	2,978
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,140
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,800
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,876
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,085
Public Service Electric & Gas Co.	3.950%	5/1/42	3,800	3,800
Public Service Electric & Gas Co.	3.650%	9/1/42	650	626
Public Service Electric & Gas Co.	3.800%	3/1/46	14,050	13,907
Public Service Electric & Gas Co.	3.600%	12/1/47	2,800	2,641
Public Service Enterprise Group Inc.	1.600%	11/15/19	231	227
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,612
Puget Energy Inc.	6.500%	12/15/20	4,050	4,373
Puget Energy Inc.	6.000%	9/1/21	3,825	4,109
Puget Energy Inc.	5.625%	7/15/22	2,425	2,602
Puget Energy Inc.	3.650%	5/15/25	4,300	4,220
Puget Sound Energy Inc.	6.274%	3/15/37	3,850	4,990
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,750
Puget Sound Energy Inc.	5.795%	3/15/40	1,610	2,022
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,163
Puget Sound Energy Inc.	4.300%	5/20/45	7,375	7,867
San Diego Gas & Electric Co.	3.000%	8/15/21	1,350	1,347
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,163
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,348
San Diego Gas & Electric Co.	3.750%	6/1/47	5,000	4,896
SCANA Corp.	4.750%	5/15/21	1,075	1,096
Sierra Pacific Power Co.	2.600%	5/1/26	11,605	10,811
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,525	3,104
South Carolina Electric & Gas Co.	5.300%	5/15/33	400	439
South Carolina Electric & Gas Co.	6.050%	1/15/38	7,892	9,379
South Carolina Electric & Gas Co.	5.450%	2/1/41	1,525	1,721
South Carolina Electric & Gas Co.	4.350%	2/1/42	2,500	2,471
South Carolina Electric & Gas Co.	4.600%	6/15/43	5,758	5,853
South Carolina Electric & Gas Co.	4.100%	6/15/46	3,450	3,300
South Carolina Electric & Gas Co.	4.500%	6/1/64	10,065	9,669
South Carolina Electric & Gas Co.	5.100%	6/1/65	3,800	4,035
Southern California Edison Co.	2.900%	3/1/21	10,000	10,000
Southern California Edison Co.	3.875%	6/1/21	3,789	3,881
4 Southern California Edison Co.	1.845%	2/1/22	2,000	1,921
Southern California Edison Co.	2.400%	2/1/22	2,700	2,624
Southern California Edison Co.	3.500%	10/1/23	10,600	10,698
Southern California Edison Co.	3.650%	3/1/28	7,000	7,009
Southern California Edison Co.	6.650%	4/1/29	850	1,043
Southern California Edison Co.	6.000%	1/15/34	3,600	4,432
Southern California Edison Co.	5.750%	4/1/35	800	974
Southern California Edison Co.	5.350%	7/15/35	4,485	5,229
Southern California Edison Co.	5.550%	1/15/36	500	587
Southern California Edison Co.	5.625%	2/1/36	1,875	2,242
Southern California Edison Co.	5.950%	2/1/38	2,775	3,489
Southern California Edison Co.	6.050%	3/15/39	1,460	1,858
Southern California Edison Co.	4.500%	9/1/40	6,882	7,304
Southern California Edison Co.	4.050%	3/15/42	6,600	6,610
Southern California Edison Co.	3.900%	3/15/43	2,975	2,938
Southern California Edison Co.	4.650%	10/1/43	6,075	6,611
Southern California Edison Co.	3.600%	2/1/45	2,200	2,053
Southern California Edison Co.	4.000%	4/1/47	5,200	5,209
Southern California Edison Co.	4.125%	3/1/48	5,600	5,707
Southern Co.	1.850%	7/1/19	3,515	3,482

Southern Co.	2.150%	9/1/19	1,675	1,658
Southern Co.	2.750%	6/15/20	2,450	2,431
Southern Co.	2.350%	7/1/21	13,600	13,209
Southern Co.	2.950%	7/1/23	7,700	7,479
Southern Co.	3.250%	7/1/26	15,855	15,162
Southern Co.	4.250%	7/1/36	4,245	4,312
Southern Co.	4.400%	7/1/46	15,255	15,218
4 Southern Co.	5.500%	3/15/57	1,400	1,444
Southern Power Co.	1.950%	12/15/19	1,400	1,381
Southern Power Co.	2.375%	6/1/20	500	492
Southern Power Co.	2.500%	12/15/21	5,050	4,889
Southern Power Co.	4.150%	12/1/25	2,025	2,075
Southern Power Co.	5.150%	9/15/41	5,815	6,219
Southern Power Co.	5.250%	7/15/43	5,650	6,116
Southern Power Co.	4.950%	12/15/46	3,475	3,594
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,446
Southwestern Electric Power Co.	6.200%	3/15/40	25	32
Southwestern Electric Power Co.	3.900%	4/1/45	6,831	6,545
Southwestern Electric Power Co.	3.850%	2/1/48	6,550	6,253
Southwestern Public Service Co.	3.300%	6/15/24	200	199
Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,485
Southwestern Public Service Co.	3.400%	8/15/46	14,275	12,989
Southwestern Public Service Co.	3.700%	8/15/47	9,075	8,653
Tampa Electric Co.	5.400%	5/15/21	2,590	2,750
Tampa Electric Co.	2.600%	9/15/22	1,000	968
Tampa Electric Co.	6.550%	5/15/36	1,130	1,456
Tampa Electric Co.	4.350%	5/15/44	3,500	3,600
TECO Finance Inc.	5.150%	3/15/20	4,862	5,035
Toledo Edison Co.	6.150%	5/15/37	2,769	3,379
TransAlta Corp.	4.500%	11/15/22	2,050	2,063
TransAlta Corp.	6.500%	3/15/40	2,768	2,744
Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,925
UIL Holdings Corp.	4.625%	10/1/20	4,400	4,565
Union Electric Co.	3.500%	4/15/24	4,365	4,445
Union Electric Co.	2.950%	6/15/27	9,475	9,015
Union Electric Co.	5.300%	8/1/37	3,244	3,755
Union Electric Co.	8.450%	3/15/39	2,300	3,592
Union Electric Co.	3.900%	9/15/42	175	174
Union Electric Co.	3.650%	4/15/45	1,825	1,752
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,009
Virginia Electric & Power Co.	3.450%	9/1/22	10,595	10,643
Virginia Electric & Power Co.	2.750%	3/15/23	6,125	5,985
Virginia Electric & Power Co.	3.450%	2/15/24	5,390	5,397
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,346
Virginia Electric & Power Co.	3.150%	1/15/26	8,145	7,912
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,365
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,454
Virginia Electric & Power Co.	3.800%	4/1/28	6,000	6,053
Virginia Electric & Power Co.	6.000%	1/15/36	2,840	3,513
Virginia Electric & Power Co.	6.000%	5/15/37	4,525	5,629
Virginia Electric & Power Co.	6.350%	11/30/37	3,000	3,891
Virginia Electric & Power Co.	4.000%	1/15/43	18,375	18,233
Virginia Electric & Power Co.	4.650%	8/15/43	325	353
Virginia Electric & Power Co.	4.450%	2/15/44	5,295	5,589
Virginia Electric & Power Co.	4.200%	5/15/45	2,750	2,799
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	7,387
Virginia Electric & Power Co.	3.800%	9/15/47	4,175	4,025

WEC Energy Group Inc.	2.450%	6/15/20	2,075	2,050
WEC Energy Group Inc.	3.550%	6/15/25	2,900	2,870
Westar Energy Inc.	2.550%	7/1/26	6,250	5,814
Westar Energy Inc.	3.100%	4/1/27	4,500	4,347
Westar Energy Inc.	4.125%	3/1/42	4,960	5,125
Westar Energy Inc.	4.100%	4/1/43	3,455	3,548
Westar Energy Inc.	4.250%	12/1/45	750	789
Wisconsin Electric Power Co.	5.625%	5/15/33	150	178
Wisconsin Electric Power Co.	5.700%	12/1/36	100	121
Wisconsin Electric Power Co.	4.250%	6/1/44	1,405	1,477
Wisconsin Electric Power Co.	4.300%	12/15/45	2,500	2,629
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,209
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,823
Wisconsin Public Service Corp.	3.671%	12/1/42	2,150	2,016
Wisconsin Public Service Corp.	4.752%	11/1/44	2,175	2,443
Xcel Energy Inc.	4.700%	5/15/20	4,370	4,487
Xcel Energy Inc.	2.400%	3/15/21	7,725	7,575
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,146
Xcel Energy Inc.	3.300%	6/1/25	9,900	9,650
Xcel Energy Inc.	3.350%	12/1/26	3,325	3,222
Xcel Energy Inc.	6.500%	7/1/36	986	1,279

Natural Gas (0.1%)
Atmos Energy Corp.	3.000%	6/15/27	4,900	4,681
Atmos Energy Corp.	5.500%	6/15/41	4,075	4,934
Atmos Energy Corp.	4.150%	1/15/43	100	101
Atmos Energy Corp.	4.125%	10/15/44	5,425	5,581
CenterPoint Energy Resources Corp.	4.500%	1/15/21	7,051	7,266
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,506
CenterPoint Energy Resources Corp.	4.000%	4/1/28	2,550	2,564
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,075	2,557
CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,525	2,458
NiSource Finance Corp.	5.450%	9/15/20	800	842
NiSource Finance Corp.	2.650%	11/17/22	2,850	2,758
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,102
NiSource Finance Corp.	5.950%	6/15/41	10,447	12,529
Nisource Finance Corp.	5.250%	2/15/43	2,720	3,028
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,497
NiSource Finance Corp.	5.650%	2/1/45	767	900
NiSource Finance Corp.	4.375%	5/15/47	7,375	7,393
ONE Gas Inc.	4.658%	2/1/44	1,525	1,691
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,349
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,350	4,078
Sempra Energy	1.625%	10/7/19	4,250	4,182
Sempra Energy	2.400%	2/1/20	4,350	4,305
Sempra Energy	2.400%	3/15/20	3,350	3,308
Sempra Energy	2.850%	11/15/20	4,250	4,215
Sempra Energy	2.875%	10/1/22	2,450	2,396
Sempra Energy	2.900%	2/1/23	4,625	4,528
Sempra Energy	4.050%	12/1/23	11,835	12,127
Sempra Energy	3.750%	11/15/25	12,905	12,843
Sempra Energy	3.250%	6/15/27	7,570	7,185
Sempra Energy	3.400%	2/1/28	8,700	8,290
Sempra Energy	3.800%	2/1/38	9,875	9,289
Sempra Energy	6.000%	10/15/39	7,050	8,643
Sempra Energy	4.000%	2/1/48	6,750	6,298
Southern California Gas Co.	3.150%	9/15/24	4,200	4,172

Southern California Gas Co.	3.200%	6/15/25	560	554
Southern California Gas Co.	2.600%	6/15/26	11,376	10,664
Southern California Gas Co.	3.750%	9/15/42	3,325	3,247
Southern Co. Gas Capital Corp.	5.250%	8/15/19	1,600	1,649
Southern Co. Gas Capital Corp.	3.500%	9/15/21	680	680
Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,800	2,692
Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,475	6,511
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	998
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,400	4,163
Southern Co. Gas Capital Corp.	4.400%	5/30/47	14,650	14,771
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,516
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,491
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,445

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	75	76
American Water Capital Corp.	3.400%	3/1/25	4,500	4,481
American Water Capital Corp.	2.950%	9/1/27	5,000	4,740
American Water Capital Corp.	6.593%	10/15/37	6,150	8,301
American Water Capital Corp.	4.300%	9/1/45	1,025	1,076
American Water Capital Corp.	4.000%	12/1/46	600	588
American Water Capital Corp.	3.750%	9/1/47	9,825	9,529
United Utilities plc	6.875%	8/15/28	75	89
Veolia Environnement SA	6.750%	6/1/38	4,225	5,387

				2,944,631
Total Corporate Bonds (Cost $41,969,919)				41,846,906
Sovereign Bonds (5.0%)
African Development Bank	1.000%	5/15/19	11,000	10,851
African Development Bank	1.375%	2/12/20	5,700	5,595
African Development Bank	1.875%	3/16/20	23,100	22,841
African Development Bank	2.625%	3/22/21	7,375	7,372
African Development Bank	1.250%	7/26/21	6,800	6,495
African Development Bank	2.375%	9/23/21	13,500	13,368
African Development Bank	2.125%	11/16/22	32,000	31,092
Agricultural Bank of China Ltd.	2.750%	5/21/20	2,000	1,981
Asian Development Bank	1.875%	4/12/19	13,500	13,450
Asian Development Bank	1.000%	8/16/19	7,250	7,125
Asian Development Bank	1.750%	1/10/20	17,500	17,308
Asian Development Bank	1.500%	1/22/20	10,400	10,235
Asian Development Bank	1.375%	3/23/20	2,750	2,695
Asian Development Bank	1.625%	5/5/20	91,175	89,613
Asian Development Bank	2.250%	1/20/21	22,400	22,213
Asian Development Bank	1.625%	3/16/21	8,300	8,073
Asian Development Bank	1.750%	6/8/21	13,550	13,184
Asian Development Bank	2.125%	11/24/21	700	687
Asian Development Bank	2.000%	2/16/22	53,650	52,271
Asian Development Bank	1.875%	2/18/22	15,700	15,235
Asian Development Bank	1.750%	9/13/22	26,115	25,015
Asian Development Bank	2.750%	3/17/23	50,000	49,854
Asian Development Bank	2.000%	1/22/25	10,750	10,176
Asian Development Bank	2.000%	4/24/26	4,700	4,410
Asian Development Bank	2.625%	1/12/27	7,250	7,078
Asian Development Bank	2.375%	8/10/27	5,265	5,022
Asian Development Bank	6.220%	8/15/27	2,175	2,700
Asian Development Bank	2.500%	11/2/27	51,215	49,372

Canada	2.000%	11/15/22	36,950	35,844
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	14,450	13,890
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	8,000	7,913
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	22,100	21,286
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	15,000	15,222
Corp. Andina de Fomento	2.000%	5/10/19	9,600	9,530
Corp. Andina de Fomento	8.125%	6/4/19	12,325	13,098
Corp. Andina de Fomento	2.200%	7/18/20	14,000	13,811
Corp. Andina de Fomento	4.375%	6/15/22	34,419	36,032
Corp. Andina de Fomento	2.750%	1/6/23	10,350	10,135
Council Of Europe Development Bank	1.500%	5/17/19	5,300	5,254
Council Of Europe Development Bank	1.750%	11/14/19	5,000	4,948
Council Of Europe Development Bank	1.625%	3/10/20	15,500	15,252
Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,469
Council Of Europe Development Bank	2.625%	2/13/23	20,500	20,353
Ecopetrol SA	5.875%	9/18/23	13,250	14,178
Ecopetrol SA	4.125%	1/16/25	16,775	16,272
Ecopetrol SA	5.375%	6/26/26	13,000	13,520
Ecopetrol SA	7.375%	9/18/43	6,000	7,005
Ecopetrol SA	5.875%	5/28/45	12,825	12,633
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	5,000	4,955
European Bank for Reconstruction &
Development	1.750%	6/14/19	21,525	21,394
European Bank for Reconstruction &
Development	0.875%	7/22/19	7,900	7,754
European Bank for Reconstruction &
Development	1.750%	11/26/19	12,925	12,799
European Bank for Reconstruction &
Development	1.500%	3/16/20	10,750	10,565
European Bank for Reconstruction &
Development	2.000%	2/1/21	35,000	34,439
European Bank for Reconstruction &
Development	1.875%	7/15/21	5,200	5,072
European Bank for Reconstruction &
Development	1.875%	2/23/22	14,300	13,860
European Bank for Reconstruction &
Development	2.750%	3/7/23	21,275	21,267
European Investment Bank	1.750%	6/17/19	63,120	62,729
European Investment Bank	1.125%	8/15/19	11,695	11,504
European Investment Bank	1.625%	3/16/20	63,100	62,094
European Investment Bank	1.750%	5/15/20	42,650	42,019
European Investment Bank	1.375%	6/15/20	31,675	30,929
European Investment Bank	1.625%	8/14/20	64,000	62,662
European Investment Bank	2.875%	9/15/20	17,650	17,789
European Investment Bank	1.625%	12/15/20	21,800	21,259
European Investment Bank	4.000%	2/16/21	12,150	12,623
European Investment Bank	2.000%	3/15/21	42,850	42,111
European Investment Bank	2.500%	4/15/21	23,700	23,617
European Investment Bank	2.375%	5/13/21	70,200	69,687
European Investment Bank	1.375%	9/15/21	2,000	1,913
European Investment Bank	2.125%	10/15/21	7,600	7,460
European Investment Bank	2.250%	3/15/22	75,150	73,769
European Investment Bank	2.375%	6/15/22	40,100	39,516
European Investment Bank	2.250%	8/15/22	21,100	20,657
European Investment Bank	2.000%	12/15/22	20,867	20,142
European Investment Bank	2.500%	3/15/23	57,300	56,474

	European Investment Bank	3.250%	1/29/24	42,200	43,352
	European Investment Bank	1.875%	2/10/25	10,400	9,755
	European Investment Bank	2.125%	4/13/26	30,000	28,297
	European Investment Bank	2.375%	5/24/27	8,000	7,650
	European Investment Bank	4.875%	2/15/36	8,700	10,840
9	Export Development Canada	1.500%	4/4/19	2,350	2,329
10	Export Development Canada	1.750%	8/19/19	7,000	6,945
10	Export Development Canada	1.625%	12/3/19	3,600	3,555
	Export Development Canada	1.625%	1/17/20	5,650	5,574
	Export Development Canada	1.625%	6/1/20	6,625	6,503
	Export Development Canada	2.000%	11/30/20	27,335	26,974
	Export Development Canada	1.500%	5/26/21	17,900	17,303
	Export Development Canada	1.375%	10/21/21	18,040	17,235
	Export Development Canada	2.500%	1/24/23	5,250	5,186
	Export Development Canada	2.750%	3/15/23	16,850	16,821
	Export-Import Bank of Korea	1.750%	5/26/19	5,100	5,030
	Export-Import Bank of Korea	2.375%	8/12/19	5,000	4,958
	Export-Import Bank of Korea	1.500%	10/21/19	10,000	9,768
	Export-Import Bank of Korea	5.125%	6/29/20	5,300	5,519
	Export-Import Bank of Korea	2.500%	11/1/20	16,000	15,750
	Export-Import Bank of Korea	4.000%	1/29/21	3,400	3,472
	Export-Import Bank of Korea	2.500%	5/10/21	6,000	5,858
	Export-Import Bank of Korea	4.375%	9/15/21	4,000	4,135
	Export-Import Bank of Korea	1.875%	10/21/21	13,450	12,799
	Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,169
	Export-Import Bank of Korea	5.000%	4/11/22	3,300	3,493
	Export-Import Bank of Korea	3.000%	11/1/22	8,000	7,841
	Export-Import Bank of Korea	4.000%	1/14/24	17,850	18,262
	Export-Import Bank of Korea	2.875%	1/21/25	3,000	2,855
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,015
	Export-Import Bank of Korea	2.625%	5/26/26	6,000	5,528
	Export-Import Bank of Korea	3.250%	8/12/26	425	410
	FMS Wertmanagement AoeR	1.000%	8/16/19	11,700	11,483
11	FMS Wertmanagement AoeR	1.750%	1/24/20	21,000	20,743
	FMS Wertmanagement AoeR	1.750%	3/17/20	6,000	5,920
	FMS Wertmanagement AoeR	2.000%	8/1/22	61,000	59,111
	Hydro-Quebec	8.400%	1/15/22	3,040	3,596
	Hydro-Quebec	8.050%	7/7/24	1,150	1,440
9	Indonesia Government International Bond	4.750%	7/18/47	4,400	4,362
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	5,850	5,852
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	247
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,079
	Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,090
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	10,212	9,797
	Inter-American Development Bank	1.000%	5/13/19	15,100	14,892
	Inter-American Development Bank	1.125%	9/12/19	24,800	24,373
	Inter-American Development Bank	3.875%	9/17/19	17,500	17,876
	Inter-American Development Bank	1.750%	10/15/19	20,200	20,029
	Inter-American Development Bank	3.875%	2/14/20	1,800	1,848
	Inter-American Development Bank	1.625%	5/12/20	32,000	31,453
	Inter-American Development Bank	2.125%	11/9/20	10,400	10,286
	Inter-American Development Bank	1.875%	3/15/21	16,400	16,077
	Inter-American Development Bank	2.125%	1/18/22	69,250	67,814
	Inter-American Development Bank	1.750%	4/14/22	25,600	24,654
	Inter-American Development Bank	1.750%	9/14/22	30,850	29,587
	Inter-American Development Bank	2.500%	1/18/23	47,275	46,760
	Inter-American Development Bank	3.000%	10/4/23	9,050	9,133

	Inter-American Development Bank	3.000%	2/21/24	13,000	13,105
	Inter-American Development Bank	2.125%	1/15/25	14,000	13,379
	Inter-American Development Bank	7.000%	6/15/25	4,575	5,649
	Inter-American Development Bank	2.000%	6/2/26	27,625	25,918
	Inter-American Development Bank	2.375%	7/7/27	32,750	31,301
	Inter-American Development Bank	3.200%	8/7/42	3,375	3,350
	Inter-American Development Bank	4.375%	1/24/44	5,200	6,212
	International Bank for Reconstruction &
	Development	1.375%	4/22/19	13,530	13,395
	International Bank for Reconstruction &
	Development	1.250%	7/26/19	17,000	16,769
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	41,300	40,504
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	5,100	5,063
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	22,025	21,589
	International Bank for Reconstruction &
	Development	1.375%	3/30/20	9,000	8,822
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	91,000	90,004
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	39,100	38,328
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	20,400	20,199
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	29,150	28,360
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	34,000	32,731
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	10,250	10,127
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	36,310	34,775
	International Bank for Reconstruction &
	Development	2.125%	12/13/21	15,270	14,972
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	92,000	89,635
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	28,425	27,331
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	30,020	36,529
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	34,250	33,510
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	50,000	48,789
	International Bank for Reconstruction &
	Development	8.875%	3/1/26	450	623
	International Bank for Reconstruction &
	Development	2.500%	11/22/27	15,000	14,457
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	2,500	3,108
	International Finance Corp.	1.750%	9/16/19	10,650	10,551
	International Finance Corp.	1.750%	3/30/20	18,225	17,980
	International Finance Corp.	1.625%	7/16/20	30	29
	International Finance Corp.	2.250%	1/25/21	22,425	22,236
	International Finance Corp.	2.125%	4/7/26	28,645	27,044
12	Japan Bank for International Cooperation	1.750%	5/29/19	900	892

12	Japan Bank for International Cooperation	2.250%	2/24/20	15,800	15,676
12	Japan Bank for International Cooperation	1.750%	5/28/20	51,300	50,285
12	Japan Bank for International Cooperation	2.125%	6/1/20	11,000	10,857
12	Japan Bank for International Cooperation	2.125%	7/21/20	11,730	11,558
12	Japan Bank for International Cooperation	2.125%	11/16/20	28,890	28,392
12	Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,413
12	Japan Bank for International Cooperation	1.500%	7/21/21	14,000	13,374
12	Japan Bank for International Cooperation	2.000%	11/4/21	14,250	13,791
12	Japan Bank for International Cooperation	2.500%	6/1/22	2,200	2,154
12	Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,108
12	Japan Bank for International Cooperation	2.375%	11/16/22	23,180	22,526
12	Japan Bank for International Cooperation	3.375%	7/31/23	225	230
12	Japan Bank for International Cooperation	3.000%	5/29/24	13,250	13,169
12	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	13,596
12	Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,511
12	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,876
12	Japan Bank for International Cooperation	2.875%	6/1/27	7,000	6,884
12	Japan Bank for International Cooperation	2.875%	7/21/27	7,300	7,114
12	Japan Bank for International Cooperation	2.750%	11/16/27	39,800	38,347
12	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	5,625	5,789
12	Japan International Cooperation Agency	2.750%	4/27/27	8,400	8,070
11	KFW	1.875%	4/1/19	49,290	49,103
11	KFW	4.875%	6/17/19	14,275	14,704
11	KFW	1.000%	7/15/19	36,550	35,956
11	KFW	1.500%	9/9/19	14,500	14,319
11	KFW	1.750%	10/15/19	23,650	23,418
11	KFW	4.000%	1/27/20	5,400	5,550
11	KFW	1.750%	3/31/20	31,700	31,274
11	KFW	1.500%	4/20/20	27,500	26,957
11	KFW	1.625%	5/29/20	60,175	59,056
11	KFW	1.875%	6/30/20	12,000	11,838
11	KFW	2.750%	9/8/20	20,575	20,685
11	KFW	2.750%	10/1/20	13,950	14,007
11	KFW	1.875%	12/15/20	72,035	70,715
11	KFW	1.625%	3/15/21	1,000	972
11	KFW	1.500%	6/15/21	60,600	58,509
11	KFW	2.375%	8/25/21	19,590	19,401
11	KFW	1.750%	9/15/21	33,000	31,980
11	KFW	2.625%	1/25/22	14,200	14,149
11	KFW	2.125%	3/7/22	70,000	68,499
11	KFW	2.125%	6/15/22	81,100	79,089
11	KFW	2.000%	10/4/22	24,875	24,076
11	KFW	2.125%	1/17/23	23,700	22,994
11	KFW	2.500%	11/20/24	39,500	38,578
11	KFW	2.000%	5/2/25	16,640	15,709
11	KFW	0.000%	4/18/36	8,050	4,585
	Korea Development Bank	2.500%	1/13/21	5,000	4,902
	Korea Development Bank	4.625%	11/16/21	9,250	9,647
	Korea Development Bank	2.625%	2/27/22	14,000	13,605
	Korea Development Bank	3.000%	9/14/22	30,250	29,700
	Korea Development Bank	3.375%	3/12/23	24,200	24,070
	Korea Development Bank	2.750%	3/19/23	3,100	2,993
	Korea Development Bank	3.750%	1/22/24	10,350	10,450
	Korea Development Bank	3.000%	1/13/26	1,500	1,432
11	Kreditanstalt fuer Wiederaufbau	2.250%	11/5/19	72,025	71,640
11	Kreditanstalt fuer Wiederaufbau	2.625%	4/12/21	35,000	34,943

11	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	49,000	48,309
11	Kreditanstalt fuer Wiederaufbau	2.875%	4/3/28	21,635	21,413
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,900	2,857
11	Landwirtschaftliche Rentenbank	2.250%	10/1/21	20,370	20,079
11	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,600	3,512
11	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,438
11	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,115
11	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	8,312
11	Landwirtschaftliche Rentenbank	2.500%	11/15/27	19,855	19,106
	Nexen Energy ULC	7.875%	3/15/32	525	719
	Nexen Energy ULC	5.875%	3/10/35	690	807
	Nexen Energy ULC	6.400%	5/15/37	13,400	16,474
	Nexen Energy ULC	7.500%	7/30/39	3,400	4,757
	Nordic Investment Bank	1.875%	6/14/19	8,500	8,459
	Nordic Investment Bank	1.500%	8/9/19	2,555	2,527
	Nordic Investment Bank	2.500%	4/28/20	7,000	6,998
	Nordic Investment Bank	1.625%	11/20/20	15,600	15,234
	Nordic Investment Bank	2.250%	2/1/21	16,500	16,360
	Nordic Investment Bank	1.250%	8/2/21	5,000	4,776
	Nordic Investment Bank	2.125%	2/1/22	9,000	8,802
	North American Development Bank	4.375%	2/11/20	975	997
	North American Development Bank	2.400%	10/26/22	3,450	3,352
13	Oesterreichische Kontrollbank AG	1.125%	4/26/19	10,200	10,061
13	Oesterreichische Kontrollbank AG	1.375%	2/10/20	5,675	5,535
13	Oesterreichische Kontrollbank AG	1.500%	10/21/20	30,000	29,186
13	Oesterreichische Kontrollbank AG	1.875%	1/20/21	10,900	10,673
13	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,380
13	Oesterreichische Kontrollbank AG	2.875%	3/13/23	5,000	5,009
4	Oriental Republic of Uruguay	8.000%	11/18/22	5,605	6,488
4	Oriental Republic of Uruguay	4.500%	8/14/24	9,225	9,716
4	Oriental Republic of Uruguay	4.375%	10/27/27	20,050	20,727
	Oriental Republic of Uruguay	7.875%	1/15/33	200	273
4	Oriental Republic of Uruguay	7.625%	3/21/36	11,950	16,177
4	Oriental Republic of Uruguay	4.125%	11/20/45	6,579	6,159
4	Oriental Republic of Uruguay	5.100%	6/18/50	26,425	27,284
	Petroleos Mexicanos	8.000%	5/3/19	760	799
	Petroleos Mexicanos	6.000%	3/5/20	2,227	2,326
	Petroleos Mexicanos	5.500%	1/21/21	18,220	18,949
	Petroleos Mexicanos	6.375%	2/4/21	51,113	54,484
	Petroleos Mexicanos	4.875%	1/24/22	38,957	39,908
	Petroleos Mexicanos	5.375%	3/13/22	10,590	11,005
	Petroleos Mexicanos	3.500%	1/30/23	18,150	17,405
	Petroleos Mexicanos	4.625%	9/21/23	20,612	20,603
	Petroleos Mexicanos	4.875%	1/18/24	8,322	8,385
4	Petroleos Mexicanos	2.290%	2/15/24	900	888
	Petroleos Mexicanos	2.378%	4/15/25	1,425	1,404
	Petroleos Mexicanos	4.500%	1/23/26	2,995	2,898
	Petroleos Mexicanos	6.875%	8/4/26	9,730	10,625
	Petroleos Mexicanos	6.500%	3/13/27	67,125	71,690
9	Petroleos Mexicanos	5.350%	2/12/28	1,150	1,127
	Petroleos Mexicanos	6.625%	6/15/35	16,600	17,063
	Petroleos Mexicanos	6.625%	6/15/38	3,025	3,103
	Petroleos Mexicanos	6.500%	6/2/41	19,025	18,899
	Petroleos Mexicanos	5.500%	6/27/44	9,225	8,202
	Petroleos Mexicanos	6.375%	1/23/45	18,170	17,624
	Petroleos Mexicanos	5.625%	1/23/46	31,454	27,987
	Petroleos Mexicanos	6.750%	9/21/47	90,726	91,715

9	Petroleos Mexicanos	6.350%	2/12/48	3,500	3,375
14	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	1,255	1,826
	Province of Alberta	1.900%	12/6/19	19,775	19,544
	Province of Alberta	2.200%	7/26/22	13,000	12,611
	Province of Alberta	3.300%	3/15/28	14,000	14,090
	Province of British Columbia	2.650%	9/22/21	14,150	14,103
	Province of British Columbia	2.000%	10/23/22	22,150	21,357
	Province of British Columbia	2.250%	6/2/26	1,150	1,080
	Province of British Columbia	7.250%	9/1/36	2,171	3,294
	Province of Manitoba	2.100%	9/6/22	7,100	6,844
	Province of Manitoba	3.050%	5/14/24	19,800	19,735
	Province of Manitoba	2.125%	6/22/26	4,035	3,714
	Province of New Brunswick	2.500%	12/12/22	4,005	3,915
	Province of Nova Scotia	9.125%	5/1/21	1,280	1,496
	Province of Ontario	1.250%	6/17/19	10,000	9,855
	Province of Ontario	1.650%	9/27/19	18,000	17,774
	Province of Ontario	4.000%	10/7/19	3,950	4,036
	Province of Ontario	4.400%	4/14/20	13,100	13,564
	Province of Ontario	2.500%	9/10/21	16,000	15,807
	Province of Ontario	2.400%	2/8/22	16,000	15,685
	Province of Ontario	2.250%	5/18/22	34,000	33,025
	Province of Ontario	2.450%	6/29/22	1,525	1,491
	Province of Ontario	2.200%	10/3/22	16,725	16,163
	Province of Ontario	3.200%	5/16/24	10,000	10,050
	Province of Ontario	2.500%	4/27/26	8,000	7,614
	Province of Ontario	2.550%	2/12/21	40,000	39,760
	Province of Quebec	3.500%	7/29/20	8,670	8,837
	Province of Quebec	2.750%	8/25/21	13,475	13,444
	Province of Quebec	2.375%	1/31/22	8,000	7,853
	Province of Quebec	2.625%	2/13/23	34,919	34,402
	Province of Quebec	7.125%	2/9/24	9,075	10,892
	Province of Quebec	2.875%	10/16/24	9,400	9,285
	Province of Quebec	2.500%	4/20/26	500	477
	Province of Quebec	2.750%	4/12/27	34,300	33,142
	Province of Quebec	7.500%	9/15/29	10,342	14,272
	Republic of Chile	3.875%	8/5/20	200	204
	Republic of Chile	2.250%	10/30/22	14,750	14,168
	Republic of Chile	3.125%	1/21/26	13,094	12,917
4	Republic of Chile	3.240%	2/6/28	26,145	25,596
	Republic of Chile	3.860%	6/21/47	10,400	10,124
	Republic of Colombia	11.750%	2/25/20	300	348
	Republic of Colombia	4.375%	7/12/21	10,885	11,244
4	Republic of Colombia	2.625%	3/15/23	25,050	23,984
	Republic of Colombia	4.000%	2/26/24	47,233	47,611
	Republic of Colombia	8.125%	5/21/24	1,800	2,213
4	Republic of Colombia	4.500%	1/28/26	18,217	18,855
4	Republic of Colombia	3.875%	4/25/27	15,275	14,979
	Republic of Colombia	10.375%	1/28/33	3,850	6,100
	Republic of Colombia	7.375%	9/18/37	4,600	5,899
	Republic of Colombia	6.125%	1/18/41	4,500	5,194
4	Republic of Colombia	5.625%	2/26/44	5,750	6,303
4	Republic of Colombia	5.000%	6/15/45	60,638	61,396
	Republic of Finland	6.950%	2/15/26	1,000	1,238
	Republic of Hungary	6.250%	1/29/20	12,225	12,932
	Republic of Hungary	6.375%	3/29/21	76,925	83,752
	Republic of Hungary	5.375%	2/21/23	36,900	39,852

Republic of Hungary	7.625%	3/29/41	4,025	5,819
Republic of Indonesia	2.950%	1/11/23	12,475	12,045
Republic of Indonesia	3.500%	1/11/28	7,900	7,549
Republic of Indonesia	4.350%	1/11/48	16,200	15,451
Republic of Italy	6.875%	9/27/23	16,425	19,166
Republic of Italy	5.375%	6/15/33	14,750	16,979
Republic of Korea	7.125%	4/16/19	19,678	20,568
Republic of Korea	3.875%	9/11/23	7,800	8,067
Republic of Korea	5.625%	11/3/25	575	662
Republic of Korea	2.750%	1/19/27	18,400	17,452
Republic of Panama	5.200%	1/30/20	39,755	41,464
4 Republic of Panama	4.000%	9/22/24	550	564
4 Republic of Panama	3.750%	3/16/25	12,200	12,292
Republic of Panama	7.125%	1/29/26	14,050	17,211
Republic of Panama	8.875%	9/30/27	2,500	3,450
4 Republic of Panama	3.875%	3/17/28	9,475	9,515
Republic of Panama	9.375%	4/1/29	7,450	10,896
4 Republic of Panama	6.700%	1/26/36	21,548	27,377
4 Republic of Panama	4.500%	5/15/47	15,150	15,377
4 Republic of Panama	4.300%	4/29/53	5,000	4,916
Republic of Peru	4.125%	8/25/27	800	836
Republic of Peru	8.750%	11/21/33	33,933	50,871
4 Republic of Peru	6.550%	3/14/37	14,900	19,111
Republic of Peru	5.625%	11/18/50	26,333	31,554
Republic of Poland	6.375%	7/15/19	26,860	28,111
Republic of Poland	5.125%	4/21/21	15,650	16,628
Republic of Poland	5.000%	3/23/22	29,385	31,442
Republic of Poland	3.000%	3/17/23	24,675	24,459
Republic of Poland	4.000%	1/22/24	10,575	10,998
Republic of Poland	3.250%	4/6/26	19,200	19,056
Republic of the Philippines	8.375%	6/17/19	7,000	7,490
Republic of the Philippines	6.500%	1/20/20	625	664
Republic of the Philippines	4.000%	1/15/21	15,025	15,370
Republic of the Philippines	4.200%	1/21/24	8,200	8,538
Republic of the Philippines	9.500%	10/21/24	2,170	2,951
Republic of the Philippines	10.625%	3/16/25	8,525	12,308
Republic of the Philippines	5.500%	3/30/26	9,350	10,612
Republic of the Philippines	9.500%	2/2/30	16,250	24,720
Republic of the Philippines	3.000%	2/1/28	25,000	23,920
Republic of the Philippines	7.750%	1/14/31	13,300	18,238
Republic of the Philippines	6.375%	1/15/32	10,004	12,492
Republic of the Philippines	6.375%	10/23/34	14,240	18,245
Republic of the Philippines	5.000%	1/13/37	1,950	2,204
Republic of the Philippines	3.950%	1/20/40	29,999	30,037
Republic of the Philippines	3.700%	3/1/41	9,733	9,380
Republic of the Philippines	3.700%	2/2/42	16,288	15,675
9 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	450	478
State of Israel	4.000%	6/30/22	8,200	8,523
State of Israel	3.150%	6/30/23	2,400	2,393
State of Israel	2.875%	3/16/26	30,000	28,842
State of Israel	3.250%	1/17/28	11,800	11,477
State of Israel	4.500%	1/30/43	7,700	7,856
State of Israel	4.125%	1/17/48	10,525	10,157
Statoil ASA	2.250%	11/8/19	8,000	7,932
Statoil ASA	2.900%	11/8/20	3,025	3,026
Statoil ASA	2.750%	11/10/21	10,400	10,304

Statoil ASA	3.150%	1/23/22	4,475	4,476
Statoil ASA	2.450%	1/17/23	23,977	23,221
Statoil ASA	2.650%	1/15/24	16,518	15,928
Statoil ASA	3.700%	3/1/24	9,856	10,032
Statoil ASA	3.250%	11/10/24	5,100	5,039
Statoil ASA	7.250%	9/23/27	3,350	4,243
9 Statoil ASA	6.500%	12/1/28	225	278
Statoil ASA	5.100%	8/17/40	11,100	12,994
Statoil ASA	4.250%	11/23/41	3,100	3,244
Statoil ASA	3.950%	5/15/43	2,550	2,568
Statoil ASA	4.800%	11/8/43	12,295	13,958
Svensk Exportkredit AB	1.250%	4/12/19	5,300	5,241
Svensk Exportkredit AB	1.875%	6/17/19	11,900	11,826
Svensk Exportkredit AB	1.125%	8/28/19	7,100	6,978
Svensk Exportkredit AB	1.750%	5/18/20	16,400	16,140
Svensk Exportkredit AB	1.750%	8/28/20	22,370	21,903
Svensk Exportkredit AB	1.750%	3/10/21	7,500	7,306
Svensk Exportkredit AB	2.000%	8/30/22	18,520	17,899
Svensk Exportkredit AB	2.875%	3/14/23	8,550	8,554
United Mexican States	3.625%	3/15/22	63,592	64,625
United Mexican States	8.000%	9/24/22	360	442
United Mexican States	4.000%	10/2/23	47,133	48,245
United Mexican States	3.600%	1/30/25	27,636	27,251
United Mexican States	4.125%	1/21/26	6,650	6,748
United Mexican States	4.150%	3/28/27	30,000	30,306
United Mexican States	3.750%	1/11/28	28,000	27,033
United Mexican States	7.500%	4/8/33	2,100	2,753
United Mexican States	6.750%	9/27/34	6,000	7,365
United Mexican States	6.050%	1/11/40	26,252	29,666
United Mexican States	4.750%	3/8/44	71,533	69,566
United Mexican States	4.600%	1/23/46	11,651	11,064
United Mexican States	4.350%	1/15/47	31,800	29,184
United Mexican States	5.750%	10/12/10	35,285	35,687
Total Sovereign Bonds (Cost $7,605,640)				7,531,151
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,800	2,796
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,105	3,094
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	3,625	5,568
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	400	530
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	6,245	7,902
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	1,090	1,416
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	750	1,115
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	2,850	4,804

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,635	2,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,058	18,343
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	3,767
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	10,378
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	9,000	8,721
California GO	6.200%	10/1/19	4,835	5,100
California GO	5.700%	11/1/21	14,805	16,243
California GO	2.367%	4/1/22	9,245	9,146
California GO	7.500%	4/1/34	14,855	21,427
California GO	7.550%	4/1/39	17,345	26,411
California GO	7.300%	10/1/39	11,735	17,114
California GO	7.350%	11/1/39	17,450	25,510
California GO	7.625%	3/1/40	14,230	21,670
California GO	7.600%	11/1/40	20,015	30,962
California State University Systemwide
Revenue	3.899%	11/1/47	2,300	2,338
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	816
Chicago IL GO	7.045%	1/1/29	4,950	5,338
Chicago IL GO	7.375%	1/1/33	2,050	2,272
Chicago IL GO	7.781%	1/1/35	825	952
Chicago IL GO	5.432%	1/1/42	2,500	2,287
Chicago IL GO	6.314%	1/1/44	2,400	2,414
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	5,160	6,516
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,320	1,790
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	1,835	2,324
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,380
Chicago IL Water Revenue	6.742%	11/1/40	4,400	5,679
Clark County NV Airport System Revenue	6.881%	7/1/42	650	688
Clark County NV Airport System Revenue	6.820%	7/1/45	3,425	5,074
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	5,074
Connecticut GO	5.632%	12/1/29	1,610	1,824
Connecticut GO	5.090%	10/1/30	800	866
Connecticut GO	5.850%	3/15/32	9,890	11,693
Cook County IL GO	6.229%	11/15/34	1,795	2,234
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,060
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,469
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,935	3,516
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,266
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,645
District of Columbia Income Tax Revenue	5.591%	12/1/34	450	540
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	8,750	9,854
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	1,415	1,840
Emory University Georgia GO	5.625%	9/1/19	1,430	1,487

	Energy Northwest Washington Electric
	Revenue (Columbia Generating Station)	2.197%	7/1/19	2,000	1,995
	Florida Board of Administration Finance Corp
	Revenue	2.638%	7/1/21	5,000	4,968
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	16,150	16,241
	George Washington University District of
	Columbia GO	4.126%	9/15/48	6,500	6,485
	George Washington University District of
	Columbia GO	3.485%	9/15/22	6,750	6,809
	George Washington University District of
	Columbia GO	4.300%	9/15/44	1,575	1,647
	George Washington University District of
	Columbia GO	4.868%	9/15/45	39	45
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	7,138	8,867
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	6,688	8,233
	Georgia Municipal Electric Power Authority
	Revenue	7.055%	4/1/57	5,098	6,114
	Houston TX GO	6.290%	3/1/32	13,535	15,800
	Illinois GO	4.950%	6/1/23	2,125	2,197
	Illinois GO	5.100%	6/1/33	50,325	47,171
	Illinois GO	6.630%	2/1/35	5,400	5,617
	Illinois GO	6.725%	4/1/35	3,550	3,721
	Illinois GO	7.350%	7/1/35	5,800	6,331
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,361
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	3,640	3,804
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,285	2,493
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,750	3,030
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	149
15	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,355
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	4,305	6,378
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,112
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	646
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	9,498
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,093
	Los Angeles CA Unified School District GO	5.755%	7/1/29	5,195	6,188
	Los Angeles CA Unified School District GO	5.750%	7/1/34	15,295	18,940
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,314
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	7,837
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,341

	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,086
	Massachusetts GO	4.200%	12/1/21	8,980	9,357
	Massachusetts GO	4.500%	8/1/31	50	55
	Massachusetts GO	5.456%	12/1/39	5,250	6,471
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,430
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	475	604
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,098
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,852
	Mississippi GO	5.245%	11/1/34	1,350	1,596
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	3,500	3,384
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	600	705
16	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	10,800	13,355
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	7,680	8,602
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	130	136
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	3,200	4,069
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	16,217
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	17,126	24,514
	New York City NY GO	6.646%	12/1/31	100	109
	New York City NY GO	6.246%	6/1/35	950	1,017
	New York City NY GO	5.517%	10/1/37	3,225	3,972
	New York City NY GO	6.271%	12/1/37	5,500	7,352
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	580	758
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	4,000	4,259
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,036
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,333
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	468
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,480
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	9,580	12,026
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	13,590	18,081
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,557
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,715
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,339

	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,600	14,470
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,206
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,360	8,613
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	1,150	1,392
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	3,085	3,805
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,841
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	3,100	3,871
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	4,875	7,153
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	1,846
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	4,500	4,512
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,531	6,046
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,220
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,100	2,619
	Oregon GO	5.762%	6/1/23	680	738
	Oregon GO	5.892%	6/1/27	8,130	9,600
15	Oregon School Boards Association GO	5.528%	6/30/28	375	422
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	1,947	2,119
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	3,050	3,847
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,060	2,564
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	3,080	3,916
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,900	6,230
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	5,025	5,999
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	3,370	3,712
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	5,560	6,495
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	18,760	20,529
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	7,560	8,904
	Port of Morrow OR Transmission Facilities
	Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	94
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	3,680	4,356
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	3,075	2,821
	Princeton University New Jersey GO	5.700%	3/1/39	6,650	8,632

Regents of the University of California
Revenue	3.063%	7/1/25	9,060	9,005
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,300	1,701
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	2,900	3,478
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,400	8,033
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,000	2,953
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,295	3,826
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,147
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	8,989
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,530
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,510	1,991
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	8,449
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,436
San Jose CA Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,485
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,066
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,000	1,889
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	9,431
Stanford University California GO	4.750%	5/1/19	150	153
Texas GO	5.517%	4/1/39	7,690	9,854
Texas Transportation Commission Revenue	5.178%	4/1/30	3,885	4,547
Texas Transportation Commission Revenue	4.631%	4/1/33	4,000	4,491
Texas Transportation Commission Revenue	4.681%	4/1/40	1,375	1,588
University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,925	6,763
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,105	1,510
University of California Revenue	4.601%	5/15/31	12,830	14,169
University of California Revenue	5.770%	5/15/43	5,790	7,386
University of California Revenue	5.946%	5/15/45	5,510	7,017
University of California Revenue	4.858%	5/15/12	8,165	8,853
University of California Revenue	4.767%	5/15/15	175	185
University of North Carolina University
System Revenue	3.327%	12/1/36	90	89
University of Southern California GO	5.250%	10/1/11	1,840	2,180
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	4,400	4,186
University of Texas Revenue	3.354%	8/15/47	2,375	2,265
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	650	684
University of Texas System Revenue
Financing System Revenue	5.134%	8/15/42	150	179

	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	1,700	1,959
	University of Virginia Revenue	4.179%	9/1/17	2,400	2,402
	Utah GO	4.554%	7/1/24	7,705	8,182
	Utah GO	3.539%	7/1/25	4,400	4,500
	Washington GO	5.140%	8/1/40	1,970	2,361
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	9,618
	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	3,050	3,002
15	Wisconsin GO	5.700%	5/1/26	3,020	3,423
Total Taxable Municipal Bonds (Cost $982,821)					1,066,871
				Shares
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
17	Vanguard Market Liquidity Fund (Cost
	$5,532,178)	1.775%		55,323,956	5,532,395

Total Investments (103.6%) (Cost $159,990,416)					158,143,162
Other Assets and Liabilities-Net (-3.6%)					(4,603,514)
Net Assets (100%)					153,539,648

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2018.
6 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the aggregate value of these securities was $1,130,028,000, representing 0.7% of net assets.
10 Guaranteed by the Government of Canada.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the Government of Japan.
13 Guaranteed by the Republic of Austria.
14 Guaranteed by the Republic of the Philippines.
15 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average

Total Bond Market II Index Fund

coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2018, counterparties had deposited in segregated accounts securities and cash with a value of $9,809,000 in connection with TBA transactions.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Bond Market II Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	98,526,662	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,639,177	—
Corporate Bonds	—	41,846,906	—
Sovereign Bonds	—	7,531,151	—
Taxable Municipal Bonds	—	1,066,871	—
Temporary Cash Investments	5,532,395	—	—
Total	5,532,395	152,610,767	—

E. At March 31, 2018, the cost of investment securities for tax purposes was $159,990,416,000. Net unrealized depreciation of investment securities for tax purposes was $1,847,254,000, consisting of unrealized gains of $1,039,879,000 on securities that had risen in value since their purchase and $2,887,133,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.